As Filed with the Securities and Exchange Commission on April 29, 2013
REGISTRATION NO. 333-83362
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 130

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

William T. Evers, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

APRIL 29, 2013
SUN LIFE FINANCIAL MASTERS® EXTRA PROSPECTUS

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. The contracts and certificates described in this Prospectus are no longer available for sale. This Contract offers bonus credits on Purchase Payments and the costs of this Contract may be higher than the costs of Contracts that do not offer bonus credits. The amount of interest credited on this Contract may be more than offset by the higher charges associated with the interest credited. You may choose among a number of variable investment options and, when available, fixed interest options. Currently no fixed interest options are available other than those included in our dollar-cost averaging program. (See “Other Programs.”) The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the “Funds”):

Large-Cap Equity Funds	Emerging Markets Equity Funds
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2	Lazard Retirement Emerging Markets Equity Portfolio, Service Class
Columbia Variable Portfolio - Marsico Growth Fund, Class 2	MFS® Emerging Markets Equity Portfolio, Service Class
Fidelity® Variable Insurance Products Fund II - Contrafund®	Specialty Sector Equity Fund
Portfolio, Service Class 2	MFS® Utilities Portfolio, Service Class
Huntington VA Dividend Capture Fund	Specialty Sector Commodity Funds
Huntington VA Growth Fund	Huntington VA Real Strategies Fund
Huntington VA Income Equity Fund	PIMCO CommodityRealReturn® Strategy Portfolio,
Invesco V.I. Comstock Fund, Series II	Administrative Class
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	Real Estate Equity Fund
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio, Class VC	MFS® Global Real Estate Portfolio, Service Class
MFS® Core Equity Portfolio, Service Class	Asset Allocation Funds
MFS® Growth Series, Service Class	AllianceBernstein Balanced Wealth Strategy Portfolio, Class B
MFS® Research Series, Service Class	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
MFS® Value Portfolio, Service Class	BlackRock Global Allocation V.I. Fund, Class III
MFS® Value Series, Service Class	Fidelity® Variable Insurance Products III - Balanced Portfolio,
Mutual Shares Securities Fund, Class 2	Service Class 2
Oppenheimer Capital Appreciation Fund/VA, Service Shares	Franklin Income Securities Fund, Class 2
Putnam VT Equity Income Fund, Class IB	Huntington VA Balanced Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	Invesco V.I. Equity and Income Fund, Series II
Mid-Cap Equity Funds	MFS® Conservative Allocation Portfolio, Service Class
Fidelity® Variable Insurance Products III - Mid Cap Portfolio,	MFS® Global Tactical Allocation Portfolio, Service Class
Service Class 2	MFS® Growth Allocation Portfolio, Service Class
Huntington VA Mid Corp America Fund	MFS® Moderate Allocation Portfolio, Service Class
Invesco V.I. American Value Fund, Series II	MFS® Total Return Portfolio, Service Class
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio, Class VC	PIMCO All Asset Portfolio, Administrative Class
MFS® Mid Cap Growth Series, Service Class	PIMCO Global Multi-Asset Portfolio, Advisor Class
MFS® Mid Cap Value Portfolio, Service Class	Putnam VT Absolute Return 500 Fund, Class IB
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Class II	Target Date Funds
Small -Mid-Cap Equity Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	Portfolio, Service Class 2
Small-Cap Equity Funds	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Franklin Small Cap Value Securities Fund, Class 2	Portfolio, Service Class 2
Huntington VA Situs Fund	Money Market Fund
MFS® Blended Research Small Cap Equity Portfolio, Service Class	MFS® Money Market Portfolio, Service Class
MFS® New Discovery Series, Service Class	Global Bond Fund
MFS® New Discovery Value Portfolio, Service Class	Templeton Global Bond Securities Fund, Class 4
International/Global Equity Funds	Short-Term Bond Fund
AllianceBernstein International Growth Portfolio, Class B	MFS® Limited Maturity Portfolio, Service Class
Columbia Variable Portfolio - Marsico International Opportunities	Intermediate-Term Bond Funds
Fund, Class 2	Huntington VA Mortgage Securities Fund
Huntington VA International Equity Fund	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
Huntington VA Rotating Markets Fund	MFS® Bond Portfolio, Service Class
Invesco V.I. International Growth Fund, Series II	MFS® Government Securities Portfolio, Service Class
MFS® International Growth Portfolio, Service Class	MFS® Research Bond Series, Service Class
MFS® International Value Portfolio, Service Class	Wells Fargo Variable Trust - VT Total Return Bond Fund, Class 2
MFS® Research International Portfolio, Service Class	Inflation Protected Bond Fund
Oppenheimer Global Fund/VA, Service Shares	MFS® Inflation-Adjusted Bond Portfolio, Service Class
PIMCO EqS Pathfinder Portfolio, Advisor Class	Multi-Sector Bond Fund
Templeton Growth Securities Fund, Class 2	Franklin Strategic Income Securities Fund, Class 2
International/Global Small/Mid-Cap Equity Fund	High Yield Bond Fund
First Eagle Overseas Variable Fund	MFS® High Yield Portfolio, Service Class
Emerging Markets Bond Fund
PIMCO Emerging Markets Bond Portfolio, Administrative Class

Not all Funds may be available as an investment option under your Contract. Please see “VARIABLE ACCOUNT OPTIONS: THE FUNDS.”

We have filed a Statement of Additional Information dated April 29, 2013 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 61 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below  or by telephoning (800) 752-7216. In addition, you can inspect and copy all of our filings at the SEC’s public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

Any reference in this Prospectus to receipt by us means receipt at the following address: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
Electronic Account Information [INSERT PAGE NUMBER]
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS: THE FUNDS [INSERT PAGE NUMBER]
THE FIXED ACCOUNT [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS [INSERT PAGE NUMBER]
Guarantee Periods [INSERT PAGE NUMBER]
Guaranteed Interest Rates [INSERT PAGE NUMBER]
Early Withdrawals [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Purchase Payment Interest [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT                                                                                                                                                     [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
Withdrawal Charge [INSERT PAGE NUMBER]
Types of Withdrawals not Subject to Withdrawal Charge [INSERT PAGE NUMBER]
Market Value Adjustment [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge and Distribution Fee [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charges for Optional Benefits [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
Modification in the Case of Group Contracts [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT: SUN INCOME RISER®[INSERT PAGE NUMBER]
Determining Your Withdrawal Benefit Base [INSERT PAGE NUMBER]
Determining Your Annual Withdrawal Amount [INSERT PAGE NUMBER]
How SIR Works [INSERT PAGE NUMBER]
Withdrawals Under SIR [INSERT PAGE NUMBER]
Cost of SIR [INSERT PAGE NUMBER]
Step-Up Under SIR [INSERT PAGE NUMBER]
Joint-Life Coverage [INSERT PAGE NUMBER]
Cancellation of SIR [INSERT PAGE NUMBER]
Death of Participant Under SIR with Single-Life Coverage [INSERT PAGE NUMBER]
Death of Participant Under SIR with Joint-Life Coverage [INSERT PAGE NUMBER]
Annuitization Under SIR [INSERT PAGE NUMBER]
Tax Issues Under SIR [INSERT PAGE NUMBER]
DESIGNATED FUNDS [INSERT PAGE NUMBER]
BUILD YOUR OWN PORTFOLIO [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Basic Death Benefit [INSERT PAGE NUMBER]
Optional Death Benefit [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
THE INCOME PHASE - ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of Annuitant(s) [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Transfer of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Discontinuance of New Participants [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX PROVISIONS [INSERT PAGE NUMBER]
U.S. Federal Income Tax Provisions [INSERT PAGE NUMBER]
Puerto Rico Tax Provisions [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACT [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACT [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, & MARKET VALUE ADJUSTMENT [INSERT PAGE NUMBER]
APPENDIX C - PREVIOUSLY AVAILABLE OPTIONAL DEATH BENEFITS AND EXAMPLES [INSERT PAGE NUMBER]
APPENDIX D - CALCULATION FOR PURCHASE PAYMENT INTEREST [INSERT PAGE NUMBER]
APPENDIX E - CALCULATION OF FREE WITHDRAWAL AMOUNT [INSERT PAGE NUMBER]
APPENDIX F - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS [INSERT PAGE NUMBER]
APPENDIX G - SECURED RETURNS FOR LIFE [INSERT PAGE NUMBER]
APPENDIX H - SECURED RETURNS [INSERT PAGE NUMBER]
APPENDIX I - SECURED RETURNS 2 [INSERT PAGE NUMBER]
APPENDIX J - SECURED RETURNS FOR LIFE PLUS SM[INSERT PAGE NUMBER]
APPENDIX K - RETIREMENT INCOME ESCALATORSM[INSERT PAGE NUMBER]
APPENDIX L - Income ON Demand®[INSERT PAGE NUMBER]
APPENDIX M - Income ON Demand® II [INSERT PAGE NUMBER]
APPENDIX N - Income ON Demand® II Plus [INSERT PAGE NUMBER]
APPENDIX O - RETIREMENT INCOME ESCALATORSM II [INSERT PAGE NUMBER]
APPENDIX P - Income ON Demand® II Escalator [INSERT PAGE NUMBER]
APPENDIX Q - RETIREMENT ASSET PROTECTORSM[INSERT PAGE NUMBER]
APPENDIX R - Income ON Demand® III Escalator [INSERT PAGE NUMBER]
APPENDIX S - BUILD YOUR OWN PORTFOLIO [INSERT PAGE NUMBER]
APPENDIX T - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters® Extra Contract provides a number of important benefits for your retirement planning. You are eligible to purchase a Contract if you are age 85 or younger on the Open Date. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing the optional death benefit, at an additional cost, if you are younger than age 75 on the Open Date.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or the maximum annual Individual Retirement Annuity contribution, unless we waive these limits. You can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to require that each additional Purchase Payment be at least $1,000. We will not accept, without our prior approval, a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with interest, which we refer to as “Purchase Payment Interest,” at a rate that varies based upon the interest option you choose when you apply for your Contract. Not all interest options may be available in all states; and the rates credited may vary by state. These general requirements for Purchase Payments apply even if you elect an optional living benefit. In addition, there are other restrictions on the frequency of Purchase Payments that apply depending upon which optional living benefit you selected. Any Purchase Payments received under an optional living benefit with such restrictions will be deemed “not in good order” and returned to you.

Variable Account Options: The Funds

You can allocate your Purchase Payments among the Sub-Accounts investing in a number of Fund options. You may also transfer among the Funds and, if available, the Fixed Account Options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money.

The Fixed Account Options: The Guarantee Periods

From time to time, we make Fixed Account options available. When we do, you can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the available Guarantee Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate required by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted. On May 4, 2009, we stopped accepting any investments (Purchase Payments, transfers, renewals) into any Guarantee Periods, other than in connection with our dollar-cost averaging program.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year, or if your Account Value is $100,000 or more on your Account Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.40% of the average daily value of the Contract invested in the Variable Account. If you purchased your Contract prior to March 5, 2007, and you were 76 years or older on the Open Date, we deduct this charge at an annual rate of 1.60% of the average daily value of the Contract invested in the Variable Account.

We also deduct an administrative charge at an annual rate of 0.15% of the average daily value and a distribution fee at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a “contingent deferred sales charge”) starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for seven complete Account Years.

Currently, you can transfer your Account value among the underlying Funds free of charge. However, we reserve the right to impose a charge of up to $15 per transfer. We limit the number of your Fund transfers to 12 per year. (See “Transfer Privilege.”)

If you elect the optional death benefit, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account at an annual rate of 0.40% of the average daily value of your Contract.

If you elect the optional living benefit, we will assess a periodic charge. The annual amount of the charge in no case exceeds 1.30% of the highest benefit base during the Account Year.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefits

At issue, you may choose to participate in the optional living benefit available under your Contract. Sun Income Riser offers a guaranteed withdrawal benefit with an opportunity for a bonus to be added to your benefit base if you defer taking withdrawals during a specified time period under your Contract.

Sun Income Riser is available only if you are age 85 or younger on the Open Date. If you purchase Sun Income Riser, your investment choices are limited to the Designated Funds. In addition, a change of ownership may also terminate Sun Income Riser. Under Sun Income Riser, you may make Purchase Payments only during your first Account Year. Any Purchase Payments received after your first Account Anniversary will be deemed “not in good order” and returned to you. Sun Income Riser allows you to “step-up” your guaranteed amount on an annual basis, if eligible. Sun Income Riser may not be available in all states.

In addition to the currently available optional living benefit listed above, twelve other optional living benefits were previously available. Although these optional living benefits are no longer being issued, they are still in force under many Contracts that are already outstanding. Each of these optional living benefits is discussed in a separate Appendix at the end of this prospectus:

Appendix G - Secured Returns for Life	Appendix M - Income ON Demand II
Appendix H - Secured Returns	Appendix N - Income ON Demand II Plus
Appendix I - Secured Returns 2	Appendix O - Retirement Income Escalator II
Appendix J- Secured Returns for Life Plus	Appendix P - Income ON Demand II Escalator
Appendix K - Retirement Income Escalator	Appendix Q - Retirement Asset Protector
Appendix L - Income ON Demand	Appendix R - Income ON Demand III Escalator

Purchase Payments allocated to investment options other than the Designated Funds will only terminate the optional living benefit. Withdrawals taken in excess of allowable amounts, or withdrawals taken prior to certain dates, may severely decrease your Account Value or cause your Contract and your living benefit to terminate without value.

You may terminate an optional living benefit at any time. In addition, your optional living benefit will terminate if you annuitize or if you transfer any portion of your Account Value to an investment option other than one of the Designated Funds. In certain circumstances, a change of ownership may also terminate your living benefit. Upon termination, all benefits and fees associated with the optional living benefit will cease. Once terminated, a living benefit may not be reinstated.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments on a fixed or variable basis. If you choose to receive any part of your annuity payments on a variable basis, the dollar amount of the payments may fluctuate with the performance of the underlying Funds. Subject to the Maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option.

During the Income Phase, we will deduct total insurance charges at an annual rate of 1.70% of your average daily Annuity Unit values. We will not deduct the mortality and expense risk charge; nor will we deduct the charges for any optional living benefit or optional death benefit. The 1.70% insurance charge, which includes an administrative expense charge and a distribution fee, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, the optional death benefit. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is equal to the Surrender Value. If you are younger than age 75 on the Open Date, you may purchase the Maximum Anniversary Account Value (“MAV”) optional death benefit which pays the greater of the basic death benefit and the highest Account Value on any Account Anniversary (adjusted for withdrawals) prior to age 81. You must make your election before your Issue Date. Your death benefit election may not be changed after your Issue Date.

Withdrawals, Withdrawal Charges and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. In the first Account Year, this “free withdrawal amount” is equal to 10% of all Purchase Payments less any withdrawals previously taken that were not subject to a withdrawal charges.  For all other Account Years, the “free withdrawal amount” is equal to the greater of (1) 10% of the amount of all Purchase Payments made during the last seven Account Years (including the current Account Year) minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year and (2) Contract earnings during the prior Account Year minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year. For details regarding how to calculate your Contract earnings, please see “Withdrawal Charge” and “APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, & MARKET VALUE ADJUSTMENT.” Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later, if allowed by your state), we will send you your Account Value less any “adjusted” Purchase Payment Interest, (please see “Right to Return” under “Other Contract Provisions” for the calculation of adjusted Purchase Payment Interest) as of the day we receive your cancellation request, in good order. (This amount may be more or less than the original Purchase Payment.) In states requiring return of Purchase Payments, you will receive the greater of (1) your Surrender Value as of the day we receive your cancellation request or (2) your total Purchase Payments made as of that date. We will only deduct a withdrawal charge or a Market Value Adjustment when the returned amount is based on Surrender Value.

Tax Provisions

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as ordinary income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at a lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Assurance Company of Canada (U.S.)
P. O. Box 9133
Wellesley Hills, Massachusetts  02481
Toll Free (800) 752-7216
www.sunlife.com/us

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.1

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	8%2

Number of Complete Account Years Since Purchase Payment has been in the Account	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7 or more

Withdrawal Charge	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Fee Per Transfer (currently $0):	$15

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%3

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 504

Variable Account Annual Expenses
(as a percentage of net Variable Account assets)5

Mortality and Expense Risk Charge:	1.40%6
Administrative Expense Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.70%

Charges for Optional Death Benefits

Death Benefit Currently Available7	Fee as a % of Variable Account Value
Maximum Anniversary Account Value (“MAV”)	0.40%

Death Benefits Previously Available8	Fee as a % of Variable Account Value
5% Premium Roll-Up	0.20%
Earnings Enhancement Benefit Premier	0.25%
Earnings Enhancement Benefit Premier with MAV	0.40%
Earnings Enhancement Benefit Premier with 5% Roll-Up	0.40%
Earnings Enhancement Benefit Premier Plus	0.40%

Maximum Annual Charge for an Optional Death Benefit (as a percentage of Variable Account Value):	0.40%

Charges for Optional Living Benefits

Living Benefit Currently Available9	Maximum Annual Fee
Sun Income Riser Living Benefit (as a percentage of the highest Withdrawal Benefit Base11 during the Account Year):	1.30%10

Living Benefits Previously Available13	Maximum Annual Fee
Secured Returns Living Benefit (as a percentage of average daily net assets):	0.40%
Secured Returns for Life Plus, Secured Returns for Life or Secured Returns 2 Living Benefits (as a percentage of the highest Account Value during the Account Year):	0.50%14
Retirement Income Escalator Living Benefit (as a percentage of the highest Withdrawal Benefit Base11 during the Account Year):	0.95%14
Income ON Demand Living Benefit (as a percentage of the highest Income Benefit Base15 during the Account Year):	0.85%14
Income ON Demand II Living Benefit (as a percentage of the highest Fee Base12 during the Account Year):	0.85%14
Income ON Demand II Plus Living Benefit (as a percentage of the highest Fee Base12 during the Account Year):	1.15%14
Retirement Income Escalator II Living Benefit (as a percentage of the highest Withdrawal Benefit Base11 during the Account Year):	1.15%14
Income ON Demand II Escalator Living Benefit (as a percentage of the highest Fee Base12 during the Account Year):	1.15%14
Retirement Asset Protector Living Benefit (as a percentage of the highest Retirement Asset Protector Benefit Base16 during the Account Year):	0.75%14
Income ON Demand III Escalator Living Benefit (as a percentage of the highest Fee Base12 during the Account Year):	1.30%14

Maximum Annual Charge for an Optional Living Benefit (as a percentage of highest applicable fee base during the Account Year):	1.30%

Total Variable Account Annual Expenses (1.70%) plus Maximum Charges for an Optional Death Benefit (0.40%) and an Optional Living Benefit (1.30%):	3.40%17

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.71%	2.40%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2012 , and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

1
The fee tables apply to the Accumulation Phase of the Contract and reflect the maximum charges unless otherwise noted. (See “Contract Charges.”) During the Income Phase, the fees will be different than the Total Variable Account Annual Expenses described in the fee table. After you annuitize, we will deduct total insurance charges at an annual rate of 1.70% of your average daily Annuity Unit values; we will no longer deduct a mortality and expense risk charge or the charges for any optional living benefit or any optional death benefit. The 1.70% insurance charge, which includes the administrative expense charge and a distribution fee, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

2
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See “Withdrawal Charge.”)

3
The premium tax rate and base vary by your state of residence and the type of Contract you own. We deduct premium taxes from Account Value upon full surrender (including surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

4
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See “Account Fee.”)

5
All of the Variable Account Annual Expenses, except for the charges for optional living benefits, are assessed as a percentage of average daily net Variable Account assets. The charge for each optional living benefit is assessed on a quarterly basis.

6
For Contracts purchased prior to March 5, 2007, the rate of this charge is 1.60% if you were age 76 or older on the Contract’s Open Date. In that case, the rate for “Total Variable Account Annual Expenses (without optional benefits)” would be 1.90%.

7
The MAV optional death benefit is described under “DEATH BENEFIT.” It is currently available only if you are younger than age 75 on the Open Date. For Contracts purchased prior to August 17, 2009, the MAV death benefit was available to Owners younger than age 80 on the Open Date, at a cost of 0.20% of average daily net assets of the Variable Account Value.

8	The previously available death benefits are described in “APPENDIX C - PREVIOUSLY AVAILABLE OPTIONAL DEATH BENEFITS AND EXAMPLES.”

9
As discussed under ”OPTIONAL LIVING BENEFIT: SUN INCOME RISER,” if you elect to increase or renew certain benefits under Sun Income Riser, we have the right to increase the rate of the charge to what we are then charging on newly issued optional living benefits of the same type or to a rate based on then-current market conditions.

10
The charge shown is assessed and deducted quarterly based upon the applicable fee base, taken on the last day of each Account Quarter. Your actual charges may be less than the maximum stated above. (See “Cost of SIR.”)

11
The Withdrawal Benefit Base initially is equal to your initial Purchase Payment, and it thereafter is subject to certain adjustments. (See “OPTIONAL LIVING BENEFIT: SUN INCOME RISER,” “APPENDIX K - RETIREMENT INCOME ESCALATOR,” and “APPENDIX O - RETIREMENT INCOME ESCALATOR II.”)

12
The Fee Base initially is equal to your initial Purchase Payment, and it thereafter is subject to certain adjustments. (See “APPENDIX M - Income ON Demand II,” “APPENDIX N - Income ON Demand II Plus,” “APPENDIX P - Income ON Demand II Escalator” and “APPENDIX R - Income ON Demand III Escalator.”)

13
The previously available optional living benefits are described in Appendices G through O. If you elect to increase certain benefits under any of the living benefits other than  Secured Returns, we have the right to increase the rate of the charge based on then-current market conditions. (See the “Step-Up” section in Appendices G, I through R.) Under these outstanding Contracts, you were permitted to select only one optional living benefit.

14
The charges shown are assessed and deducted quarterly based upon the applicable fee base, taken on the last day of each Account Quarter. Your actual charges may be less than the maximum stated above. (See Appendices G, I through R.) For Contracts purchased prior to February 17, 2009, the Maximum Annual Fees for Retirement Income Escalator II, Income ON Demand II Escalator, and Retirement Asset Protector were initially set at 1.00%, 1.00%, and 0.35%, respectively. Those fees will not change on those earlier Contracts, unless the Owner consents in writing to the higher fees as described under “Step-Up” section in Appendices O through Q.

15	The Income Benefit Base initially is equal to your initial Purchase Payment, and it thereafter is subject to certain adjustments. (See “APPENDIX L – Income ON Demand.”)

16	The Retirement Asset Protector Benefit Base initially is equal to your initial Purchase Payment, and it thereafter is subject to certain adjustments. (See “APPENDIX Q - RETIREMENT ASSET PROTECTOR.”)

17
This amount assumes that MAV (0.40%) was selected and that the Sun Income Riser Living Benefit with joint-life coverage (1.30%) was also selected (in addition to the 1.40% Mortality and Expense Risk Charge, the 0.15% Administrative Expense Charge, and the 0.15% Distribution Fee). It also assumes that the living benefit’s initial fee base is equal to the initial Purchase Payment. If the fee base changes, the charge for your optional living benefit and your Total Variable Account Annual Expenses would be higher or lower.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract combines the features producing the highest maximum charges, including the MAV optional death benefit and the optional living benefit with joint-life coverage. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the Annual Account Fee to a percentage, the Example assumes an average Contract size of $50,000. This Example factors in Purchase Payment Interest using the 5% Purchase Payment Interest Option. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,364	$2,491	$3,547	$6,274

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$611	$1,847	$3,099	$6,274

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$611	$1,847	$3,099	$6,274

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “DISTRIBUTION OF THE CONTRACT.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as “APPENDIX T - CONDENSED FINANCIAL INFORMATION.”

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) offer the Contract to groups and individuals for use in connection with their retirement plans. Annuities are long-term investment vehicles designed for retirement planning, and are not suitable for short-term investing or speculation. Persons wishing to employ such strategies should not purchase a Contract. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides certain features that may benefit you in retirement planning.

•
It has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•
It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

•	It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing the optional death benefit for an additional charge.

•	If you so elect, during the Income Phase, it provides annuity payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all other Contracts as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax-deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials mailed to us, including Purchase Payments, must be sent to our mailing address as set forth at the beginning of this Prospectus. For all telephone communications, you must call (800) 752-7216. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing, by telephone, or over the Internet on our broker website. To use the broker website, the registered representative must first consent to our online terms of use. (See “Requests for Transfers” under “Transfer Privilege.”)

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our mailing address or at (800) 752-7216. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m., Eastern Time. In some cases, receipt of requests for financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us. This would include only cases where we have a specific agreement with the broker-dealer that provides for this treatment and the broker-dealer electronically forwards to us the request promptly after the end of the Business Day on which it receives the request in good order. In such cases, financial transactions received by us in good order will be priced that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. For information about whether we have this type of arrangement with your broker-dealer, you may call us at the above number.

Certain methods of contacting us, such as by telephone or over the Internet, may be unavailable or delayed. Any computer or telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request to us in writing to our mailing address, as set forth at the beginning of this Prospectus.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

Electronic Account Information

Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website at https://customerlink.sunlife-usa.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our mailing address or by telephone at (800) 752-7216.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

Sun Life Financial has announced the execution of a definitive agreement to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”). The Purchaser is a limited liability company organized under the laws of the State of Delaware. The Proposed Transaction will include the transfer of all of the issued and outstanding shares of the Company to the Purchaser. The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions. Although completion of the Proposed Transaction will result in a change in control of the Company, the terms and conditions of your Contract with the Company will not change and you will not need to take any action.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under a Contract, including the promise to make annuity payments, and the optional living benefit and death benefit guarantees, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefits, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. Not all investment options are available under all Contracts. Please refer to “APPENDIX F - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS” for more information. Currently, you may select from the following investment options:

Large-Cap Equity Funds	Emerging Markets Equity Funds
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2	Lazard Retirement Emerging Markets Equity Portfolio, Service Class1
Columbia Variable Portfolio - Marsico Growth Fund, Class 2	MFS® Emerging Markets Equity Portfolio, Service Class
Fidelity® Variable Insurance Products Fund II - Contrafund®	Specialty Sector Equity Fund
Portfolio, Service Class 21,5	MFS® Utilities Portfolio, Service Class
Huntington VA Dividend Capture Fund3,8	Specialty Sector Commodity Funds
Huntington VA Growth Fund3	Huntington VA Real Strategies Fund3
Huntington VA Income Equity Fund3	PIMCO CommodityRealReturn® Strategy Portfolio,
Invesco V.I. Comstock Fund, Series II9	Administrative Class
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 21	Real Estate Equity Fund
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio, Class VC	MFS® Global Real Estate Portfolio, Service Class
MFS® Core Equity Portfolio, Service Class	Asset Allocation Funds
MFS® Growth Series, Service Class	AllianceBernstein Balanced Wealth Strategy Portfolio, Class B1
MFS® Research Series, Service Class	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B1
MFS® Value Portfolio, Service Class	BlackRock Global Allocation V.I. Fund, Class III1
MFS® Value Series, Service Class1	Fidelity® Variable Insurance Products III - Balanced Portfolio,
Mutual Shares Securities Fund, Class 2	Service Class 25
Oppenheimer Capital Appreciation Fund/VA - Service Shares	Franklin Income Securities Fund, Class 2
Putnam VT Equity Income Fund, Class IB1	Huntington VA Balanced Fund2,3
Universal Institutional Funds, Inc. - Growth Portfolio, Class II1,6	Invesco V.I. Equity and Income Fund, Series II1,10
Mid-Cap Equity Funds	MFS® Conservative Allocation Portfolio, Service Class1,2
Fidelity® Variable Insurance Products III - Mid Cap Portfolio,	MFS® Global Tactical Allocation Portfolio, Service Class
Service Class 25	MFS® Growth Allocation Portfolio, Service Class1,2
Huntington VA Mid Corp America Fund3	MFS® Moderate Allocation Portfolio, Service Class1,2
Invesco V.I. American Value Fund, Series II1,11	MFS® Total Return Portfolio, Service Class
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio, Class VC	PIMCO All Asset Portfolio, Administrative Class2
MFS® Mid Cap Growth Series, Service Class1	PIMCO Global Multi-Asset Portfolio, Advisor Class1,2
MFS® Mid Cap Value Portfolio, Service Class1	Putnam VT Absolute Return 500 Fund, Class IB1
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Class II1,6	Target Date Funds
Small -Mid-Cap Equity Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
AllianceBernstein Small/Mid Cap Value Portfolio, Class B1	Portfolio, Service Class 22,5
Small-Cap Equity Funds	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Franklin Small Cap Value Securities Fund, Class 2	Portfolio, Service Class 22,5
Huntington VA Situs Fund3	Money Market Fund
MFS® Blended Research Small Cap Equity Portfolio, Service Class	MFS® Money Market Portfolio, Service Class
MFS® New Discovery Series, Service Class1	Global Bond Fund
MFS® New Discovery Value Portfolio, Service Class1	Templeton Global Bond Securities Fund, Class 41
International/Global Equity Funds	Short-Term Bond Fund
AllianceBernstein International Growth Portfolio, Class B1	MFS® Limited Maturity Portfolio, Service Class1
Columbia Variable Portfolio - Marsico International Opportunities	Intermediate-Term Bond Funds
Fund, Class 2	Huntington VA Mortgage Securities Fund3
Huntington VA International Equity Fund3	JPMorgan Insurance Trust Core Bond Portfolio, Class 21
Huntington VA Rotating Markets Fund3	MFS® Bond Portfolio, Service Class
Invesco V.I. International Growth Fund, Series II1	MFS® Government Securities Portfolio, Service Class
MFS® International Growth Portfolio, Service Class	MFS® Research Bond Series, Service Class1
MFS® International Value Portfolio, Service Class	Wells Fargo Variable Trust - VT Total Return Bond Fund, Class 21,7
MFS® Research International Portfolio, Service Class	Inflation Protected Bond Fund
Oppenheimer Global Fund/VA, Service Shares12	MFS® Inflation-Adjusted Bond Portfolio, Service Class1
PIMCO EqS Pathfinder Portfolio, Advisor Class1	Multi-Sector Bond Fund
Templeton Growth Securities Fund, Class 2	Franklin Strategic Income Securities Fund, Class 2
International/Global Small/Mid-Cap Equity Fund	High Yield Bond Fund
First Eagle Overseas Variable Fund4	MFS® High Yield Portfolio, Service Class1
Emerging Markets Bond Fund
PIMCO Emerging Markets Bond Portfolio, Administrative Class

1	Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.
2
These are Fund of Funds options and expenses of the Fund include the Fund level expenses of the underlying Funds as well. These Funds may be more expensive than Funds that do not invest in other Funds.

3	Only available if you purchased your Contract through a Huntington Bank representative. These Funds do not have different share classes.
4	First Eagle Overseas Variable Fund does not have different share classes.
5
In marketing materials and other documents, the Fidelity® funds may be referred to as follows: Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Balanced Portfolio, Fidelity® VIP Freedom 2015 Portfolio, and Fidelity® VIP Freedom 2020 Portfolio.

6	In marketing materials and other documents, the Universal Institutional Funds may be referred to as Morgan Stanley UIF Mid Cap Growth Portfolio and Morgan Stanley UIF Growth Portfolio.
7	In marketing materials and other documents, the Wells Fargo Variable Trust - VT Total Return Bond Fund may be referred to as Wells Fargo Advantage VT Total Return Bond Fund.
8	Effective March 28, 2013 the Huntington VA Macro 100 Fund was liquidated, and all of its assets transferred to the Huntington VA Dividend Capture Fund.
9	Formerly Invesco Van Kampen V.I. Comstock Fund.
10	Formerly Invesco Van Kampen V.I. Mid Cap Value Fund.
11	Formerly Invesco Van Kampen V.I. Equity and Income Fund.
12	Formerly Oppenheimer Global Securities Fund/VA.

AllianceBernstein L.P. advises the AllianceBernstein Portfolios. BlackRock Advisors, LLC advises BlackRock Global Allocation V.I. Fund (sub-advised by BlackRock Investment Management, LLC and BlackRock International Limited). Columbia Management Investment Advisers, LLC advises the Columbia Variable Portfolios (sub-advised by Marsico Capital Management, LLC). Fidelity® Management & Research Company advises the Fidelity® VIP Portfolios; Fidelity® VIP Contrafund® Portfolio and Fidelity® VIP Mid Cap Portfolio (sub-advised by FMR Co. Inc. and other investment advisers); and Fidelity® VIP Balanced Portfolio (sub-advised by Fidelity Investments Money Management, Inc., FMR Co. Inc. and other investment advisers). First Eagle Investment Management, LLC advises First Eagle Overseas Variable Fund. Franklin Advisers, Inc. advises Franklin Income Securities Fund, Franklin Strategic Income Securities Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC advises Mutual Shares Securities Fund. Huntington Asset Advisors, Inc., advises the Huntington VA Funds. Invesco Advisers, Inc. advises the Invesco Funds. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Lazard Asset Management LLC advises Lazard Retirement Portfolio. Lord, Abbett & Co. LLC advises the Lord Abbett Portfolios. Massachusetts Financial Services Company advises the MFS® Portfolios and the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. OFI Global Asset Management, Inc. advises the Oppenheimer Funds. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds. Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios. Templeton Global Advisors Limited advises Templeton Growth Securities Fund. Wells Fargo Funds Management, LLC advises the Wells Fargo Variable Trust Fund (sub-advised by Wells Capital Management Incorporated ).

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as each Fund’s Statement of Additional Information, may be obtained without charge by calling us at (800) 752-7216 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters.

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company (referred to as the “general account”) other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account. These general account assets are available to support our insurance and annuity obligations other than those funded by the Variable Account. Any guarantees under the Contract that exceed your Variable Account Value, such as those with any optional living benefit and any death benefit, are paid from our general account (and not the Variable Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Variable Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the general account. The general account is subject to claims of creditors made on the assets of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Guarantee Periods

You may elect one or more Guarantee Periods from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, Guarantee Periods already in existence will be unaffected, although any renewals thereof will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

Effective May 4, 2009, we stopped accepting any additional amounts for allocation to certain Guarantee Periods, regardless of when the Contract was issued. Under this change, all Guarantee Periods were closed to new amounts from:

•	initial or subsequent Purchase Payments you may make, except for Purchase Payments that you allocate to our dollar-cost averaging program;

•	transfers of Account Value into a Guarantee Period from any other Guarantee Period or Sub-Account;

•	renewals at the end of an existing Guarantee Period; and

•	any other source.

Any of your Account Value held in a Guarantee Period on May 4, 2009 was not immediately affected by our closing the Guarantee Periods to new amounts. However, at the end of such Guarantee Period, we automatically transfer all of your Account Value remaining therein to the Money Market Sub-Account, if you have not by that time requested that we transfer all of such amounts to any other Sub-Account(s).

Because we are not currently offering new Guarantee Periods in connection with our Secured Future Program, that program is no longer available to those who are not already participating in it. (See “Secured Future Program” under “Other Programs.”)

Guaranteed Interest Rates

We determine Guaranteed Interest Rates at our discretion. Our determination will be influenced by the interest rates we earn on our fixed income investments as well as other factors, including regulatory and tax requirements, sales commissions, administrative expenses, general economic trends and competitive factors. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early Withdrawals

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.”)

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the “Covered Person” dies before the Annuity Commencement Date.

Issuing Your Contract

We “open” the Contract on the Business Day when we receive your Application at our mailing address shown on the first page of this Prospectus. We refer to this date as the “Open Date.” We “issue” your Contract on the day we apply your initial Purchase Payment, when your Application is “in good order.” An Application is in good order when we have received all the information necessary to complete it. We refer to this date as the “Issue Date.”

We determine your eligibility for purchasing a Contract and your eligibility for electing the optional death benefit and the optional living benefit based upon the ages of all Owners and Annuitants on the Open Date.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in good order. If your Application is not in good order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in good order. Once the Application is in good order, we will then apply the Purchase Payment within two Business Days.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary. However, we will not accept an initial Purchase Payment of less than $10,000 or the maximum annual Individual Retirement Annuity (“IRA”) contribution, unless we waive these limits. Although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our prior approval, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. We reserve the right to refuse Purchase Payments received more than five years after your Issue Date or after your 70th birthday, whichever is later. We will notify you of any change in writing prior to its effectiveness. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase. Additional restrictions may apply if you purchased an optional living benefit. If you are participating in an optional living benefit, you may be limited in the timing of additional Purchase Payments depending upon which optional living benefit you selected. (See “OPTIONAL LIVING BENEFIT - SUN INCOME RISER” and Appendices G - R.)

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available. However, we reserve the right to limit any allocation to a Guarantee Period to at least $1,000. We will notify you of any change in writing prior to its effectiveness.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Purchase Payments by sending us notice of the change as required. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. (See “Premium Taxes.”) In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion of your Contract (“Variable Account Value”) and the Fixed Account portion of your Contract (“Fixed Account Value”). These two components are calculated separately, as described under “Variable Account Value” and “Fixed Account Value.”

Purchase Payment Interest

We will credit your Contract with an amount, which we refer to as “Purchase Payment Interest.” When you purchased your Contract, your may have elected one of the Purchase Payment Interest options listed below.

Option A: The 2% Five-Year Anniversary Interest Option - Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, on every Fifth-Year Anniversary, we will add to your Contract a credit equal to 2% of your Account Value at that time.

Option B: The 5% Interest Option - Under this option we will add to your Contract a credit equal to 5% of each Purchase Payment. However, Purchase Payments made under Option B prior to August 17, 2009, were credited with interest at the rate in effect at the time of the Purchase Payment. This rate ranged from 3% to 6% of the Purchase Payment. You will never receive a credit on an additional Purchase Payment lower than the rate declared at the time your Contract was purchased. (See “APPENDIX D – CALCULATION FOR PURCHASE PAYMENT INTEREST.”)

We add the Purchase Payment Interest to your Account during the same Valuation Period in which we receive any Purchase Payment under Option B, or any Purchase Payment received before the first Account Anniversary under Option A. In addition, under Option A we add Purchase Payment Interest to your Account on every Fifth-Year Anniversary. When a credit is based upon a Purchase Payment received, we allocate it to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any Fifth-Year Anniversary credit under Option A, we calculate the credit based on your total Account Value and then allocate that amount to each Sub-Account on a pro-rata basis; i.e., in the same proportion as each Sub-Account is invested in your total Variable Account Value.

Purchase Payment Interest is not a Purchase Payment and therefore no withdrawal charges are directly associated with it. The credit of Purchase Payment Interest increases your Account Value. As a result of the Purchase Payment Interest, other values may be affected. For example:

•	An increase in your Account Value may also result in your Account Value becoming the greatest amount payable under the basic death benefit.
•	The Purchase Payment Interest credited during a previous Account Year may also increase your prior Account Year’s earnings under your Contract and thus your free withdrawal amount.
•
If you are participating in an optional living benefit, the Purchase Payment Interest will not be credited to your benefit base; however, the increase in your Account Value may cause a step-up of your benefit base.

You should carefully consider the following when selecting a Purchase Payment Interest option:
•
Option A will generally result in higher Purchase Payment Interest if you plan to hold your Contract for a longer period of time (e.g., 10 years or more). Option B will generally result in higher Purchase Payment Interest if you only plan to hold your Contract for a shorter period of time (e.g., less than 10 years).

•
If you plan on making additional Purchase Payments beyond the first Account Year, then under Option B, we will credit your Account Value immediately with the Purchase Payment Interest. By contrast, for Purchase Payments made after the first Account Year under Option A, you will not receive an immediate credit of Purchase Payment Interest; instead, on every Fifth-Year Anniversary, we will credit your Contract based on your Account Value.

•
If you selected an optional living benefit, there may be restrictions on the amount and timing of additional Purchase Payments. (See “Accumulation Phase,” “OPTIONAL LIVING BENEFIT - SUN INCOME RISER,” and Appendices H - S.)

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the “Adjusted” Purchase Payment Interest if the Contract is returned during the “free look period.” For a description of the free look period and Adjusted Purchase Payment Interest, see “Right to Return.” For examples of how we calculate Purchase Payment Interest, see “APPENDIX D - CALCULATION OF PURCHASE PAYMENT INTEREST.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a “Valuation Period.” On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for certain optional benefits.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates. Guarantee Periods may not always be available for allocation. (See “FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS.”)

Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your Maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. Renewals are only available if we are currently offering Fixed Account options on the Renewal Date. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

•	written notice from you electing a different Guarantee Period from among those we then offer, or

•	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under “Transfer Privilege.”

Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.”)

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

•	you may not make more than 12 transfers in any Account Year;

•	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

•	at least 30 days must elapse between transfers to and from Guarantee Periods;

•	at least 6 days must elapse between transfers to and from the Sub-Accounts;

•	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

•	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”) Additional restrictions apply to transfers made under any of the optional living benefits.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described under “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.” We will notify you of any change in writing prior to its effectiveness. Under current law, there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone. Registered representatives of broker-dealer firms that have entered into selling agreements with us may, on behalf of their clients, submit transfer requests electronically over the Internet on our broker website. To use this electronic transfer service, a registered representative must agree to our online terms of use. You can contact us by telephone at (800) 752-7216 to identify broker-dealers with registered representatives that use this service.

If a written, telephone, or electronic transfer request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone or electronically are genuine. These procedures may require any person requesting a transfer made by telephone or electronically to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone or electronically and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in good order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If an electronic or a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone or electronic transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone and/or electronically may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

Certain transfer requests may result in the modification or cancellation of one or more of the Contract’s optional programs or features that require, or are based on, specific allocations among the available Sub-Accounts or Guarantee Periods as described more particularly elsewhere in this Prospectus (and in the Appendices hereto).

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing, by telephone, or electronically. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in good order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (800) 752-7216 before the end of the Business Day during which the transfer request was submitted. We may also permit your authorized registered representative to request cancellation of a transfer request electronically over the Internet, provided we receive the electronic request before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers,” above), exceed the maximum fee per transfer presented in the table of “Contract Owner Transaction Expenses” under “FEES AND EXPENSES” in this Prospectus.

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in good order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund, in the following instances:

•	when a new broker of record is designated for the Contract;

•	when the Participant changes;

•	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

•	when necessary in our view to avoid hardship to a Participant; or

•	when underlying Funds are dissolved, merged, or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Shareholder Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Shareholder Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or the annual Account Fee, credit additional amounts, grant bonus Guaranteed Interest Rates in certain situations, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, certain sales of larger-sized Contracts (generally, Contracts that have our approval to exceed $2 million in Account Value), and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.”

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled “Transfer Privilege.” If you have elected to participate in an optional living benefit, certain restrictions may affect the operation or availability of these programs as discussed in more detail under each specific program below. You may terminate your participation in any of these programs at any time.

Dollar-Cost Averaging (“DCA”) Program

You may elect to participate in the DCA program, at no extra charge, you make any Purchase Payment to your Account prior to your Maximum Annuity Commencement Date. If you have elected an optional living benefit, your ability to make Purchase Payments into the DCA program may be limited. Please see “OPTIONAL LIVING BENEFIT - SUN INCOME RISER” and Appendices G - R.

The DCA program allows you to invest gradually over time by allocating all or a portion of your Purchase Payment to a Guarantee Period. (We reserve the right to limit minimum investments to at least $1,000.) At regular time intervals, we will automatically transfer a portion of your Fixed Account Value (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose. The program continues until your Fixed Account Value is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Amounts invested in a Sub-Account may not be transferred to a Guarantee Period made available in connection with this program. If you elected to participate in the DCA program when you purchased your Contract, then all future Purchase Payments will be allocated to the DCA program, unless you specify otherwise.

No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the DCA program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new DCA program and may be subject to the $1,000 minimum investment limit.

The main objective of the DCA program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, the DCA program allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. The DCA program allows you to take advantage of market fluctuations. However, it is important to understand that the DCA program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the DCA program.

Asset Allocation

One or more asset allocation models may be available in connection with the Contract, at no extra charge. You may elect to participate in an asset allocation model at any time prior to your Maximum Annuity Commencement Date as long as we are still offering asset allocation models. Asset allocation is the process of investing in different asset classes, such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Our asset allocation program consists of one or more asset allocation models that we may make available from time to time. You may participate in only one model at a time. Each such asset allocation model represents a combination of Sub-Accounts with a different level of risk. Any asset allocation models, as well as the terms and conditions of this asset allocation program, are fully described in a separate brochure. You may request a copy of this brochure by calling us at (800) 752-7216. We may add or delete such models in the future.

Our asset allocation models are “static.” That is to say, if you elect an asset allocation model, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts opened on or after the date the new model goes into effect or to Owners who elect an asset allocation model on or after that date. Owners of any existing asset allocation model will remain in that existing model and we will continue to rebalance their percentage allocations among the Sub-Accounts in that existing model. However, such Owners may make an independent decision to change their asset allocations at any time. Investment alternatives, other than these asset allocation models, are available that may enable you to invest your Account Value with similar risk and return characteristics. You should consult your financial adviser periodically to consider whether any model you have selected is still appropriate for you.

Systematic Withdrawal and Interest Out Program

You may select our Systematic Withdrawal Program or Interest Out Program at any time prior to your Maximum Annuity Commencement Date. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You are responsible for and may have to adjust the amount and timing of your systematic withdrawals to comply with amounts you are allowed to withdraw under an optional living benefit. (See “OPTIONAL LIVING BENEFIT - SUN INCOME RISER” and Appendices H - S.) Withdrawals may significantly reduce the death benefit amount under your Contract. (See “Calculating the Death Benefit.”)

You may change or stop either program at any time, by written notice to us or other means approved by us.

Portfolio Rebalancing Program

You may select our Portfolio Rebalancing Program at any time prior to your Maximum Annuity Commencement Date. Under this program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis. If you are participating in an optional living benefit, then, on a quarterly basis, we will automatically transfer your Account Value among the Designated Funds you have selected to maintain the percentage allocations you have chosen. (See “DESIGNATED FUNDS” and “BUILD YOUR OWN PORTFOLIO.”) No transfers to or from any Guarantee Period are permitted while this program is in effect.

Secured Future Program

You may only elect to participate in the Secured Future Program on or before your Issue Date. We divide your initial Purchase Payment (and Purchase Payment Interest on that initial Purchase Payment) between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the initial Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new Guarantee Period. The Secured Future Program is not available when Guarantee Periods are not being offered. (See “THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS.”)

Travel Assistance Program

On January 11, 2010, we exercised our right to discontinue offering this program to new Contract purchasers. We sent Owners written notice of our decision to discontinue offering the program. If your Contract had an Open Date before January 11, 2010, you were automatically enrolled in this program on your Open Date, if it had been approved in your state and by the firm through whom you purchased your Contract, unless you instructed us otherwise. The program will remain in effect for you, unless your Contract terminates, you change ownership of your Contract, or you instruct us to cancel your participation in the program. There is no charge for this program.

This program may provide some or all of the following services, provided by a third party we designate, when the person covered is 100 miles or more away from home:

•	Referral to an English-speaking doctor or hospital for medical consultation and evaluation
•	Hospital admission guarantee, assuming the covered person has applicable health coverage
•	Emergency evacuation, if necessary
•	Critical care monitoring of attending doctor/hospital
•	Medically supervised repatriation, if the person covered requires assistance returning home after hospitalization
•	Assistance in filling prescriptions, if required
•	Receipt and transmission of necessary emergency messages
•	Telephone counseling and referrals if the person covered experiences emotional trauma
•	Transportation to join a covered person who was traveling alone and will be hospitalized more than seven days
•	Transportation home for minor children left unattended by the covered person’s illness or injury
•	Legal and interpreter referrals
•	Return of mortal remains

The “person covered” is:

•	The Owner as identified in the Contract, if the Contract is owned by one or more individuals; or
•	The Annuitant as identified in the Contract, if the Contract is owned by a non-natural entity.

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our mailing address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge. (See “Withdrawal Charge.”) Withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Upon request, we will notify you of the amount we would pay in the event of a full withdrawal. Withdrawals also may have adverse federal income tax consequences including a 10% penalty tax. (See “TAX PROVISIONS.”) You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows:

•
first we determine your Account Value based on any Fixed Account Value and on the price next determined for each Sub-Account at the end of the Valuation Period during which we receive your withdrawal request;

•	we then deduct the Account Fee, if applicable;

•	we calculate and then add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally,

•	we calculate and deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, cancellation of all rights and privileges under your Contract, and your optional living benefit will end.

Partial Withdrawals

When you request a partial withdrawal, you can ask to have any applicable charges deducted either from:

•	the amount of your partial withdrawal request (thereby reducing the amount you are to receive); or
•	your Account Value (thereby reducing your Account Value by the amount of your partial withdrawal request plus any applicable withdrawal charges).

If you make no specification, we will process your withdrawal request using the first option above. Please note: Under either option any applicable taxes will be deducted from the amount you receive.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro-rata, based on your Account Value at the end of the Valuation Period during which we receive your request. If you have elected “Build Your Own Portfolio,” withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds.

Withdrawals may significantly reduce any death benefit and/or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional living benefits and optional death benefits that appear elsewhere in this Prospectus (and in the Appendices hereto) for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, in good order, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

•	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

•
when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account; or

•	when an SEC order permits us to defer payment for the protection of Participants.

If, pursuant to SEC rules, the Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax-Sheltered Annuities” under “TAX PROVISIONS.”)

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we call the “free withdrawal amount,” before incurring the withdrawal charge.

In the first Account Year, your free withdrawal amount is equal to 10% of all Purchase Payments you have made less any withdrawals previously taken that were not subject to withdrawal charges. For all other Account Years, the free withdrawal amount is equal to the greater of:

•	your Contract’s earnings during the prior Account Year (defined below) minus all withdrawals taken during the current Account Year that were not subject to withdrawal charges; and

•
10% of the amount of all Purchase Payments you have made during the last seven Account Years (including the current Account Year), minus all withdrawals taken during the current Account Year that were not subject to withdrawal charges.

Your Contract earnings during the prior Account Year are determined on the Account Anniversary according to the following formula:

(AVChange – PP) + WD

Where:

AVChange	=	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year.
PP	=	all Purchase Payments made during the prior Account Year.
WD	=	all partial withdrawals and withdrawal charges taken during the prior Account Year.

For an example of how we calculate the “free withdrawal amount,” see “APPENDIX E - CALCULATION OF FREE WITHDRAWAL AMOUNT.”

Order of Withdrawals

Each time you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. If the amount you withdraw is in excess of your free withdrawal amount, then that excess may be subject to a withdrawal charge. We will withdraw the excess, in order, from your oldest remaining Purchase Payment to your most recent Purchase Payment. Each time you make a withdrawal, we will follow this procedure until all of your Purchase Payments have been withdrawn. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account. Each Purchase Payment begins a new 7-year period and moves down the declining withdrawal charge scale as shown below at each Account Anniversary. If a Purchase Payment is withdrawn during the same Account Year as it was made, it will have an 8% withdrawal charge. On your next scheduled Account Anniversary, that Purchase Payment, along with any other Purchase Payments made during that same Account Year, will be considered to be in their second Account Year and will also have an 8% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 7%. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The withdrawal charge scale is as follows:

Number of Account Years Payment Has Been In Your Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to the withdrawal of a Purchase Payment that has been in an Account for more than two Account Years but less than three will be 7% regardless of the Issue Date of the Contract.

The withdrawal charge will never be greater than 8% of the aggregate amount of Purchase Payments you make under your Contract. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see “APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, & MARKET VALUE ADJUSTMENT.”

Types of Withdrawals not Subject to Withdrawal Charge

Nursing Home Waiver

We will waive the withdrawal charge for a full withdrawal if:

•	the nursing home waiver is approved in the state of issue;

•	at least one year has passed since your Issue Date;

•	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state; and

•	your confinement to an eligible nursing home began after your Issue Date.

An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (800) 752-7216.

Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

Other Withdrawals

We do not impose withdrawal charge:
•	when you annuitize your Contract;
•	on amounts we pay as a death benefit, except under the Cash Surrender method;
•	on amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or
•	on any amounts transferred as part of an optional program. (See “Other Programs.”)

Market Value Adjustment

Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal in duration to the number of complete years remaining in your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.

Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

(1 + I	)	N/12	- 1
1 + J + b

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The “b” factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see “APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, & MARKET VALUE ADJUSTMENT.”

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro-rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

•	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

•	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro-rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value (including any portion of your Variable Account Value that has resulted from the crediting of any Purchase Payment Interest). During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this fee is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value (including any portion of your Variable Account Value that has resulted from the crediting of any Purchase Payment Interest). During the Income Phase, this fee is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from these charges. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40% of your average daily Variable Account Value (including any portion of your Variable Account Value that has resulted from the crediting of any Purchase Payment Interest).

We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to: (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefits and any optional living benefits will exceed the amount of the charges we deduct for those optional benefits; and (4) the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover such costs, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

For Contracts purchased prior to March 5, 2007, the rate of the mortality and expense risk charge is 1.60% (rather than 1.40%), if you were age 76 or older on the Contract’s Open Date. During the Income Phase, we will deduct total insurance charges at an annual rate of 1.70% of your average daily Annuity Unit values, regardless of your age on the Open Date. We will not deduct the mortality and expense risk charge; nor will we deduct the charges for any optional living benefit or optional death benefit. The 1.70% charge, which includes an administrative expense charge and a distribution fee, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Charges for Optional Benefits

You may only elect the currently available optional living benefit. If you elect the optional living benefit, we will deduct a charge from your Account Value on the last valuation day of each Account Quarter during the Accumulation Phase. The maximum amount of the charge is shown in the following chart. (The chart shows the charge for the optional living benefit that are currently being offered. For more information about this charge, as well as the charges for forms of optional living benefits that are no longer being offered but remain in force under currently outstanding Contracts, please see “FEES AND EXPENSES.”)

Living Benefits Currently Available	Maximum Charge per Account Year

Sun Income Riser	1.30% of the highest Withdrawal Benefit Base during the Account Year1

1 The Withdrawal Benefit Base is initially equal to your initial Purchase Payment, and thereafter is subject to certain adjustments.

If you elect the MAV optional death benefit, during the Accumulation Phase, we will deduct a daily charge at an effective annual rate of 0.40% of your average daily Variable Account Value. For more information about this charge, as well as the charges for optional death benefits that are no longer being offered but remain in force under currently outstanding Contracts, please see “FEES AND EXPENSES.” For more information about the calculation of this charge, please see “Variable Accumulation Unit Value” under “Variable Account Value.”

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and expenses deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Participants. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT: SUN INCOME RISER®

Currently, you may elect to participate in Sun Income Riser (“SIR”) on or before your Issue Date. SIR provides an annual income guarantee for life. You can withdraw up to a guaranteed amount each year and, provided you meet certain requirements, we will continue to send you the guaranteed amount even if your Account Value should go to zero. Your income amount will not decrease, provided that your withdrawals do not exceed the guaranteed amount in any year. In general, the longer you wait for your first withdrawal under SIR, the larger the guaranteed Annual Withdrawal Amount. To describe how SIR works, we use the following definitions:

Annual Withdrawal Amount:
The total guaranteed amount available for withdrawal each Account Year during your life, provided that you comply with certain conditions. The Annual Withdrawal Amount is equal to your current Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. (You should be aware that certain actions you take could significantly reduce the amount of your Annual Withdrawal Amount.)

Early Withdrawal:	Any withdrawal taken prior to your SIR Coverage Date.

Excess Withdrawal:	Any withdrawal taken after your SIR Coverage Date that exceeds your Annual Withdrawal Amount (or your Yearly Required Minimum Distribution Amount, if greater).

Lifetime Withdrawal Percentage:	The percentage used to calculate your Annual Withdrawal Amount.

SIR Bonus Base:
The amount on which bonuses are calculated. The SIR Bonus Base is equal to the sum of your Purchase Payments, increased by any “step-ups” (described below) and reduced proportionately by any withdrawal taken prior to your SIR Coverage Date or any Excess Withdrawals. (See “Excess Withdrawals” under “Withdrawals Under SIR.”)

SIR Bonus Period:
A ten-year period commencing on the Issue Date and ending on your tenth Account Anniversary. If you “step up” SIR (described below) during the SIR Bonus Period, the SIR Bonus Period is extended to ten years from the date of the step-up.

SIR Coverage Date:	Your Issue Date if you are at least age 59 at issue; otherwise, the first Account Anniversary after you attain age 59.

Withdrawal Benefit Base:	The amount used to calculate (1) your Annual Withdrawal Amount and (2) your “SIR Fee.” (See “Cost of SIR.”)

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described under “Death of Participant Under SIR with Single-Life Coverage” and “Death of Participant Under SIR with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

SIR may not be appropriate for all investors. Before purchasing SIR, you should carefully consider the following:

SIR may be appropriate for you if you are an investor who:

•	wants an opportunity for annual income to increase as you grow older.
•	wants a guaranteed stream of income for life without annuitizing, beginning on or after your SIR Coverage Date.
•	wants the option of joint-life coverage.
•	can defer withdrawals during your early Account Years to increase your benefit in later years.

SIR may be inappropriate for you if you are an investor who:

•	anticipates the need for Excess Withdrawals or Early Withdrawals.
•	wants to invest in funds other than a Designated Fund.
•	wants single-life coverage on a co-owned Contract.

SIR is inappropriate if you are an investor who:

•	wants to make additional Purchase Payments after the first Account Year.
•	is actively invested in contributory plans, because SIR prohibits any Purchase Payments after the first Account Anniversary.

You may combine SIR with the MAV optional death benefit. Upon annuitization, SIR and the MAV optional death benefit, if elected, automatically terminate.

You may elect to participate in SIR, provided that:

•
neither the oldest Participant nor the oldest Annuitant has attained age 86 on or before the date we receive your application (in the case of a non-natural Participant, the oldest Annuitant has not attained age 86 on or before that date);

•	you limit the allocation of your Purchase Payments and Account Value to the Designated Funds that we make available with SIR; and

•	you do not elect any other optional living benefit available under your Contract.

SIR allows you to withdraw a guaranteed amount of money each year, beginning on your SIR Coverage Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected). Your right to take withdrawals under SIR continues regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. After your SIR Coverage Date, the amount you can withdraw, in any one year, can be 4%, 5%, or 6% of your Withdrawal Benefit Base, depending upon your age (or the younger spouse’s age in case of joint-life coverage) on the date of your first withdrawal.

In addition, if you make no withdrawals in an Account Year during your SIR Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 7% of your SIR Bonus Base (6% if you purchased your Contract prior to February 8, 2010, or the date SIR with a 7% bonus became available in your state). The SIR Bonus Period is a 10-year period commencing on your Issue Date. The period will be extended for an additional 10 years commencing on each step-up of the Withdrawal Benefit Base (see “Step-Up Under SIR”), provided that the step-up occurs during the SIR Bonus Period.

If you are participating in SIR, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in SIR, all of your Account Value must be invested in one or more of the Designated Funds at all times during the term of SIR. (The “term” of SIR is for life, unless your Withdrawal Benefit Base is reduced to zero or SIR is terminated or cancelled as described under “Cancellation of SIR,” “Depleting Your Account Value,” and “Annuitization Under SIR.”) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS.”

Under SIR, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “Joint-Life Coverage,” “Death of Participant Under SIR with Single-Life Coverage,” and “Death of Participant Under SIR with Joint-Life Coverage.”

Determining Your Withdrawal Benefit Base

On the Issue Date, we set your Withdrawal Benefit Base equal to your initial Purchase Payment. Thereafter, your Withdrawal Benefit Base is:

•	increased by any applicable bonuses;

•	increased by any step-ups as described under “Step-Up Under SIR”;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

•	decreased following any Early Withdrawals you take as described under “Early Withdrawals”; and

•	decreased following any Excess Withdrawals you take as described under “Excess Withdrawals”.

Determining Your Annual Withdrawal Amount

Your Annual Withdrawal Amount is first determined when you make your first withdrawal after your SIR Coverage Date and then on each subsequent Account Anniversary. Your Annual Withdrawal Amount is equal to your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage depends upon your age at the time you make your first withdrawal after your SIR Coverage Date as shown in the table below.

Your Age on the Date of the First Withdrawal After Your SIR Coverage Date*	Lifetime Withdrawal Percentage

59 - 64	4%
65 - 79	5%
80 or older	6%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage.”

Your Lifetime Withdrawal Percentage will only increase if your age at the time of step-up coincides with a higher percentage as shown in the table above. (See “Step-Up Under SIR.”) An increase in the Lifetime Withdrawal Percentage will increase your Annual Withdrawal Amount.

Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. If your Withdrawal Benefit Base changes after your Annual Withdrawal Amount is determined, your Annual Withdrawal Amount will also change. The new Annual Withdrawal Amount will be effective on the next Account Anniversary and, at that time, will reflect any increases caused by a step-up or a bonus that took place during the prior Account Year and any decreases caused by Excess Withdrawals (described below) that were taken during the prior Account Year. The new Annual Withdrawal Amount will be in effect for all subsequent Account Years, unless and until there is a further change in your Withdrawal Benefit Base.

How SIR Works

Each Account Year, beginning on your SIR Coverage Date, you can take withdrawals totaling up to the amount of your Annual Withdrawal Amount, subject to the terms and conditions discussed below. Even if your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), as long as your Withdrawal Benefit Base is greater than zero, you will receive your full Annual Withdrawal Amount every year until you die.

If you defer taking any withdrawals in an Account Year during the SIR Bonus Period, your Withdrawal Benefit Base will be increased by an amount equal to 7% of your SIR Bonus Base (6% if you purchased your Contract prior to February 8, 2010, or the date SIR with a 7% bonus became available in your state). However, if this amount is less than the amount you will receive under a step-up, the Withdrawal Benefit Base will instead be increased by the step-up amount, unless there is a fee increase as described under “Step-Up Under SIR.” In the case of a fee increase, we will notify you in writing, in advance of your Account Anniversary, and seek your written consent to the step-up and fee increase. If you do take a withdrawal, you are still eligible for step-up. (See “Step-Up under SIR.”) In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Withdrawal Amount is not, however, cumulative: any unused portion of your Annual Withdrawal Amount in any Account Year cannot be applied to a future year.

Note that the timing and amount of your withdrawals may significantly decrease, and even terminate, your total benefits under SIR, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further under “Withdrawals Under SIR.” Note also that investing in any Fund, other than a Designated Fund, will cancel SIR, as described under “Cancellation of SIR.”

Here is an example of how SIR works.

Assume that you purchased a Contract with an initial Purchase Payment of $100,000. Assume also that you are age 65 when your Contract is issued and that you elected to participate in SIR with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your SIR Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Because you reached age 59 prior to your Issue Date, your SIR Coverage Date is your Issue Date. You can begin at any time to withdraw up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. During the SIR Bonus Period, your Withdrawal Benefit Base will increase by 7% of your SIR Bonus Base each Account Year in which you do not take a withdrawal. By deferring your withdrawals during a SIR Bonus Period you will increase your Withdrawal Benefit Base, which in turn may maximize your Annual Withdrawal Amount. After the SIR Bonus period is over, you will no longer be eligible for the 7% bonus each year and it may be in your interest to take the full Annual Withdrawal Amount each year. However, any withdrawal will reduce your Account Value as well as your chances of a higher Annual Withdrawal Amount through step-up. When to take withdrawals will depend upon your own situation. You should discuss your living benefit options with your financial advisor. (For convenience, assume that the investment performance of your underlying investments equals or offsets all Contract expenses. Therefore, your Account Value remains constant throughout the life of your Contract, except for Account Year 2.)

Assume that, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 by the beginning of Account Year 3. Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and SIR Bonus Base. Assume that we have not increased the percentage used to calculate the SIR Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your SIR Bonus Base to $125,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. Going forward, your new SIR Bonus Base will be $125,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your SIR Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up). All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	SIR Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$100,000	$107,000	$100,000	$5,350	$0
3	$125,000	$125,000	$125,000	$6,250	$0

Assume you take your first withdrawal when you are age 71 in Account Year 7. Using the above chart, we set your Lifetime Withdrawal Percentage at 5%. Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can begin withdrawing up to $8,000 each Account Year without reducing your Withdrawal Benefit Base, as shown in the following table:

4	$125,000	$133,750	$125,000	$6,688	$0
5	$125,000	$142,500	$125,000	$7,125	$0
6	$125,000	$151,250	$125,000	$7,563	$0
7	$125,000	$160,000	$125,000	$8,000	$8,000
8	$117,000	$160,000	$125,000	$8,000	$8,000

Assume in Account Year 9, you defer taking a withdrawal. Your Withdrawal Benefit Base will increase by $8,750 which is 7% of your SIR Bonus Base ($125,000). Your new Annual Withdrawal Amount will be set equal to $8,438, which is 5% of your new Withdrawal Benefit Base ($168,750), as shown below:

9	$109,000	$160,000	$125,000	$8,000	$0
10	$109,000	$168,750	$125,000	$8,438	$8,438

Assume that in Account Year 14, you again decide to defer taking a withdrawal. Your Withdrawal Benefit Base will not be increased because you are no longer in the SIR Bonus Period, as your SIR Bonus Period ends 10 years after the previous step-up.

11	$100,562	$168,750	$125,000	$8,438	$8,438
12	$ 92,124	$168,750	$125,000	$8,438	$8,438
13	$ 83,686	$168,750	$125,000	$8,438	$8,438
14	$ 75,248	$168,750	$125,000	$8,438	$0
15	$ 75,248	$168,750	$125,000	$8,438	$8,438

If you have SIR with a 6% bonus, the numbers shown in the above example would be different.

There is no way to know for certain whether forgoing income in one or more years will increase or decrease the total income paid to the Participant over the life of the annuity. Generally speaking, not taking income in a year will increase the Annual Withdrawal Amount during the SIR Bonus Period due to the bonus and the potential for step-ups. In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Withdrawal Amount is not, however, cumulative: any unused portion of your Annual Withdrawal Amount in any Account Year cannot be applied to a future year.

The total lifetime payments to the Participant could be more or less depending upon investment performance over the life of the Contract and the age to which the Participant lives. Better investment performance and a longer life span generally make it advantageous to forgo the Annual Withdrawal Amount in a limited number of years.

Withdrawals Under SIR

Withdrawals After the SIR Coverage Date

Starting on your SIR Coverage Date and continuing to your Annuity Commencement Date, you may take withdrawals totaling up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. These withdrawals will reduce your Account Value by the amount of the withdrawal, but will not change your Withdrawal Benefit Base. These withdrawals are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract (discussed under “Free Withdrawal Amount” under “Withdrawal Charge”);

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed under “Tax Issues Under SIR”); and

•	your Annual Withdrawal Amount.

The previous example shows withdrawals taken after your SIR Coverage Date. Because they do not exceed your Annual Withdrawal Amount (or your Required Minimum Distribution amount, if higher), the withdrawals do not reduce your Withdrawal Benefit Base or your Annual Withdrawal Amount. The withdrawals in the above example are not subject to any withdrawal charges because they do not exceed any of the following:

•	your free withdrawal amount permitted under this Contract,
•	your Yearly Required Minimum Distribution Amount, or
•	your Annual Withdrawal Amount.

If a withdrawal exceeds the greatest of these amounts, then the withdrawal would be subject to withdrawal charges.

Excess Withdrawals

If you take an Excess Withdrawal, your SIR Bonus Base and your Withdrawal Benefit Base will be reduced according to the following formulas:

Your new SIR Bonus Base =	BB x	(	AV - WD	)
AV - AWA

Your new Withdrawal Benefit Base =	WBB x	(	AV - WD	)
AV - AWA

Where:
	BB =	Your SIR Bonus Base immediately prior to the Excess Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

	AWA =	Your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Account Year.

Using the facts of the above example, assume that in Account Year 7, you take two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal. Your first withdrawal reduces your Account Value to $121,000 but does not affect your SIR Bonus Base or Withdrawal Benefit Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $8,000 Annual Withdrawal Amount. After your second withdrawal, your SIR Bonus Base and your Withdrawal Benefit Base will be reduced as follows:

Your new SIR Bonus Base	=	$125,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$125,000	x	$115,000
				$117,000

	=	$125,000	x	0.982906

	=	$122,863

Your new Withdrawal Benefit Base	=	$160,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$160,000	x	$115,000
				$117,000

	=	$160,000	x	0.982906

	=	$157,265

Beginning on your Account Anniversary and going forward, your new Annual Withdrawal Amount will be reduced to 5% of your new Withdrawal Benefit Base, or $7,863.

If you have SIR with a 6% bonus, the numbers shown in the above example would be different.

You should be aware that, if your Account Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base and your SIR Bonus Base will be reduced by an amount equal to or more than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under SIR, including reducing your Account Value to zero and thereby terminating your Contract without value.

Early Withdrawals

All withdrawals taken before your SIR Coverage Date, including any “free withdrawal amounts” permitted under your Contract, will be considered Early Withdrawals and your SIR Bonus Base and your Withdrawal Benefit Base will be reduced using the following formulas:

Your new SIR Bonus Base	=	BB x	(	AV – WD	)
AV

Your new Withdrawal Benefit Base	=	WBB x	(	AV – WD	)
AV

Where:
	BB =	Your SIR Bonus Base immediately prior to the Early Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Assume that you purchase a Contract with an initial Purchase Payment of $100,000. Assume also that you are age 45 when your Contract is issued and that you elected to participate in SIR with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your SIR Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Your Withdrawal Benefit Base will increase by 7% of your SIR Bonus Base each year in which you do not take a withdrawal. Your SIR Coverage Date will not occur until your 15th Account Anniversary (the first Account Anniversary after you reach age 59). Any withdrawals you take prior to that time will be Early Withdrawals.

Assume that because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 on your second Account Anniversary. Your Contract is therefore eligible for an automatic step-up of its Withdrawal Benefit Base and SIR Bonus Base. Assume that we have not increased the percentage used to calculate the SIR Fee on newly issued Contracts; therefore, we will step-up your Withdrawal Benefit Base and your SIR Bonus Base to $125,000.

Assume that, in Account Year 7, your Account Value has grown to $130,000 and you withdraw $10,000. Because you are age 51 (and younger than age 59), this is an Early Withdrawal. All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	SIR Bonus Base	Annual Withdrawal Amount		Withdrawals
1	$100,000	$100,000	$100,000	$0		$0
2	$100,000	$107,000	$100,000	$0		$0
3	$125,000	$125,000	$125,000	$0		$0
4	$125,000	$133,750	$125,000	$0		$0
5	$125,000	$142,500	$125,000	$0		$0
6	$125,000	$151,250	$125,000	$0		$0
7	$130,000	$160,000	$125,000	$0		$10,000

At this point, your SIR Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:

Your new SIR Bonus Base			=	$125,000	x	$130,000 – $10,000
						$130,000

			=	$125,000	x	$120,000
						$130,000

			=	$125,000	x	0.92308

			=	$115,385

Your new Withdrawal Benefit Base			=	$160,000	x	$130,000 – $10,000
						$130,000

			=	$160,000	x	$120,000
						$130,000

			=	$160,000	x	0.92308

			=	$147,693

Your Annual Withdrawal Amount will still be $0 because you have not reached your SIR Coverage Date.

If you have SIR with a 6% bonus, the numbers shown in the above example would be different.

You should be aware that Early Withdrawals could severely reduce, and even terminate, your benefits under SIR, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under SIR, any withdrawal before you reach age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Excess Withdrawal or an Early Withdrawal, then your Withdrawal Benefit Base and the SIR Bonus Base will each also be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with SIR, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Withdrawal Benefit Base will not be reduced. Your Contract will end, but your right to receive an annual withdrawal amount will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive your Annual Withdrawal Amount each year for as long as you live.

Cost of SIR

If you elect SIR, we will deduct a quarterly fee from your Account Value (“SIR Fee”). The SIR Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The SIR Fee will be a percentage of your Withdrawal Benefit Base. This percentage will equal 0.2750% of your Withdrawal Benefit Base on the last day of the Account Quarter if you elected single-life coverage (0.3250% for joint-life coverage). The maximum SIR Fee you can pay in any one Account Year is equal to 1.10% of the highest Withdrawal Benefit Base at any point in that Account Year if you elected single-life coverage (1.30% for joint-life coverage). We reserve the right to increase the percentage rate used to calculate the SIR Fee on newly issued Contracts.

Your SIR Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Withdrawal Benefit Base and thus your SIR Fee.

•	If you make a withdrawal before your SIR Coverage Date or a withdrawal in excess of your Annual Withdrawal Amount, you will decrease your Withdrawal Benefit Base and thus your SIR Fee.

However, on each Account Anniversary, we determine whether favorable investment performance of the Designated Funds may cause the Withdrawal Benefit Base to increase as described under “Step-Up Under SIR.” If your Withdrawal Benefit Base increases because of favorable investment performance, your SIR Fee will also increase because it is recalculated on each Account Anniversary based upon your highest Withdrawal Benefit Base during that Account Year.

We will continue to deduct the SIR Fee until you annuitize your Contract, your Account Value reduces to zero, or your SIR is terminated or cancelled as described under “Cancellation of SIR”.

We reserve the right to make special offers from time to time. Specifically, we reserve the right to waive the SIR Fee for a limited period on newly issued Contracts. The same waiver would apply to all Contracts issued while we are making the special offer.

Step-Up Under SIR

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Annuity Commencement Date, we will automatically step-up your Withdrawal Benefit Base and your SIR Bonus Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•	Your Account Value must be greater than your current Withdrawal Benefit Base (increased by any applicable 7% or 6% bonus during the SIR Bonus Period).

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the SIR Fee on newly issued Contracts. If we are no longer issuing Contracts with SIR, then the percentage rate we use to calculate your SIR Fee will be set based upon current market conditions at that time.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your SIR Fee will remain unchanged and we will automatically step-up your Withdrawal Benefit Base and your SIR Bonus Base.

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your SIR Fee and step-up your Withdrawal Benefit Base and SIR Bonus Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Withdrawal Benefit Base and SIR Bonus Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, we will increase your Withdrawal Benefit Base and SIR Bonus Base to an amount equal to the Account Value, if such amount exceeds your current Withdrawal Benefit Base (adjusted for any applicable 7% bonus increases). If the step-up occurs during the SIR Bonus Period, your SIR Bonus Period will renew for another 10-year period commencing at the time of step-up.

If your Lifetime Withdrawal Percentage has already been determined and your age at the time of step-up coincides with a higher percentage as shown in the table below, your Lifetime Withdrawal Percentage will increase. After the step-up, your Annual Withdrawal Amount will be your Lifetime Withdrawal Percentage multiplied by your new Withdrawal Benefit Base as follows:

Your Age at Step-up*	Lifetime Withdrawal Percentage
59 - 64	4%
65 - 79	5%
80 or older	6%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage.”

After a step-up, your Annual Withdrawal Amount will be equal to your new Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Here is an example of how we calculate a step-up under SIR:

Assume that you purchased a Contract with an initial Purchase Payment of $100,000. Assume also that you are age 65 when your Contract is issued and that you elected to participate in SIR with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Assume that no withdrawals are taken and, therefore, your Withdrawal Benefit Base will increase annually by 7%  of your SIR Bonus Base during your SIR Bonus Period. Assume further that no additional Purchase Payments are made, and, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 by the beginning of Account Year 3. Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and SIR Bonus Base. Assume that we have not increased the percentage used to calculate the SIR Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your SIR Bonus Base to $125,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	SIR Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	0
2	$100,000	$107,000	$100,000	$5,350	0
3	$125,000	$125,000	$125,000	$6,250	0
4	$125,000	$133,750	$125,000	$6,688	0
5	$125,000	$142,500	$125,000	$7,125	0
6	$125,000	$151,250	$125,000	$7,563	0
7	$125,000	$160,000	$125,000	$8,000	0

Going forward, your new SIR Bonus Base will be $125,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your SIR Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up).

If you have SIR with a 6% bonus, the numbers shown in the above example would be different.

The above example assumes that you are age 65 at issue, so that your Lifetime Withdrawal Percentage is 5%. Assume instead you are age 79 at issue and have attained age 80 on your first Account Anniversary. When your Withdrawal Benefit Base steps-up to $125,000, your new Lifetime Withdrawal Percentage is 6% since you had attained age 80 by your first Account Anniversary. Your Annual Withdrawal Amount is now $7,500.

Joint-Life Coverage

On the Issue Date, you have the option of electing SIR with single-life coverage or, for a higher SIR Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary beneficiary on the Issue Date and remains the sole primary beneficiary while SIR is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while SIR is in effect. Whereas single-life coverage provides annual withdrawals under SIR only until any Participant dies, joint-life coverage provides annual withdrawals under SIR for as long as either you or your spouse is alive. (Note, however, upon the death of a spouse, the Contract, including SIR, ends. To take annual withdrawals under SIR’s joint-life feature after the death of a spouse, the surviving spouse must first elect to continue the Contract through the “Spousal Continuance” provision.) See also “Death of Participant Under SIR with Joint-Life Coverage.”

If you have elected joint-life coverage, the SIR Coverage Date will be your Issue Date if the younger spouse is at least age 59 on the Issue Date, and will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59 if the younger spouse is less than age 59 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) Thus, Early Withdrawals will be determined based upon this definition of your SIR Coverage Date. Your Lifetime Withdrawal Percentage will be determined based on the age that the younger spouse is (or would have been) on the date of the first withdrawal under the Contract after the SIR Coverage Date, as shown in the table below.

Age of Younger Spouse on Date of the First Withdrawal After Your SIR Coverage Date	Lifetime Withdrawal Percentage
59 - 64	4%
65 - 79	5%
80 or older	6%

Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Once your Annual Withdrawal Amount is calculated, the Lifetime Withdrawal Percentage will not change except if a step-up occurs as described under “Step-Up Under SIR.” The Lifetime Withdrawal Percentage will then be reset, if higher, to the percentage for then attained age of the younger spouse.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, SIR benefits continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. That fee will not change as long as SIR is in effect, regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under SIR can be made and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of SIR

Should you decide that SIR is no longer appropriate for you, you may cancel SIR at any time. Upon cancellation, all benefits and charges under SIR shall cease. Once cancelled, SIR cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege,” SIR will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

SIR will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Withdrawal Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. (See “Selection of Annuity Commencement Date.”)

A change of ownership of the Contract may also cancel your benefits under SIR.

Death of Participant Under SIR with Single-Life Coverage

If you selected single-life coverage, SIR terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new SIR benefit on the original Contract (assuming that your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

•	the new Account Value and the new Withdrawal Benefit Base will both be set equal to the Death Benefit amount;

•	the new percentage rate used to calculate the SIR Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the SIR Fee;

•	the new Withdrawal Benefit Base and the new SIR Bonus Base will each be equal to the Account Value after any Death Benefit has been credited;

•	the new Lifetime Withdrawal Percentage will be based on the age of the surviving spouse; and

•	a new SIR Bonus Period begins.

Note that single-life coverage may be inappropriate on a co-owned Contract, because the living benefit will end on the death of any Participant. Note also that Beneficiaries who are not spouses cannot continue the Contract (see “Spousal Continuance”) or any living benefit under the Contract. Co-owners who are not spouses should, therefore, discuss with their financial advisor whether a living benefit is appropriate for them.

Death of Participant Under SIR with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in SIR, the provisions of the section titled “Death of Participant Under SIR with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, SIR will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the SIR Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant;

•	the Withdrawal Benefit Base and the SIR Bonus Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value (see “Step-Up Under SIR”);

•
if withdrawals under SIR have not yet begun, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the date of the first withdrawal after the SIR Coverage Date;

•	if withdrawals under SIR have already begun, the Lifetime Withdrawal Percentage will be the Lifetime Withdrawal Percentage that applied to the Contract prior to the death of the Participant; and

•	the SIR Bonus Period will continue unchanged from the original contract.

At the death of the surviving spouse, the Contract, including SIR, will terminate.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under SIR

Under the terms of SIR, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and is still eligible) with an annualized annuity payment of not less than your then current Annual Withdrawal Amount.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Withdrawal Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Withdrawal Amount until you die. For a more complete discussion of this, see “Depleting Your Account Value.”

Tax Issues Under SIR

Certain state and federal income tax provisions may be important to you in connection with a living benefit. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit, such as SIR, might increase the taxable portion of any withdrawal you make from the Contract. It is not clear whether withdrawals after the Coverage Date while the Contract Value is greater than zero will be taxed as withdrawals or as annuity payments. This is significant for Non-Qualified Contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat such payments as withdrawals for tax purposes. We intend to treat payments pursuant to SIR after the Contract Value becomes zero as annuity payments for tax purposes.

You may not elect a Living Benefit with an inherited Non-Qualified Contract or beneficiary IRA Contract.

If your Contract is a Qualified Contract, then the retirement plan governing that Qualified Contract may be subject to certain required minimum distribution (RMD) provisions imposed by the Internal Revenue Code (the “Code”) and Internal Revenue Service (“IRS”) regulations (collectively, the “Federal Tax Laws”). These RMD provisions require that an amount be distributed from the retirement plan each year, beginning generally in the calendar year in which you attain age 70½. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we have assumed for all plans that the Qualified Contract (i.e., your Contract) is the only asset, and we determine a yearly RMD amount taking into account only your Contract (“Yearly RMD Amount”).

When you elect to participate in SIR, we will inform you that you may withdraw amounts up to your Yearly RMD Amount each year without reducing your Withdrawal Benefit Base. To assist you in complying with the RMD requirements, in January of each year, we will notify you of your calculated Yearly RMD Amount and inform you that you may withdraw amounts up to your Yearly RMD Amount each Account Year without reducing your Withdrawal Benefit Base.

To the extent that the Yearly RMD Amount attributable to your Contract exceeds the Annual Withdrawal Amount permitted each year under SIR, we currently are waiving withdrawal provisions as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in SIR, then we will reduce your Account Value dollar-for-dollar by the amount of the withdrawal. In addition, for that year only, your Annual Withdrawal Amount under SIR will be reduced, dollar-for-dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Annual Withdrawal Amount. In other words, we will not reduce your Annual Withdrawal Amount for future years (or your Withdrawal Benefit Base or SIR Bonus Base), if a Yearly RMD Amount exceeds your Annual Withdrawal Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in your receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Withdrawal Amount that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Withdrawal Amount as an Excess Withdrawal which may significantly reduce the Withdrawal Benefit Base.

For a further discussion of some of these provisions, please refer to “Impact of Optional Death Benefits and Optional Living Benefits” under “TAX PROVISIONS.”

DESIGNATED FUNDS

To participate in an optional living benefit, all of your Account Value must be invested only in Designated Funds at all times during the term of your optional living benefit.

For Contracts participating in SIR with a 7% bonus, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Conservative Allocation Portfolio, Service Class
MFS® Global Tactical Allocation Portfolio, Service Class
Dollar-Cost Averaging Program Options	MFS® Moderate Allocation Portfolio, Service Class
6-Month DCA Guarantee Option	PIMCO All Asset Portfolio, Administrative Class
12-Month DCA Guarantee Option	PIMCO Global Multi-Asset Portfolio, Advisor Class
Putnam VT Absolute Return 500 Fund, Class IB

For all other Contracts participating in a living benefit including SIR with a 6% bonus, the only Funds, dollar-cost averaging programs, and asset allocation models that are deemed to be Designated Funds are:

Asset Allocation Models	Funds (continued)
90/10 Masters Model1, 2	Fidelity® Variable Insurance Products Fund IV - Freedom
80/20 Masters Model2,3	2015 Portfolio, Service Class 2
Build Your Own Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom
Blended Model2	2020 Portfolio, Service Class 2
Huntington VA Balanced Fund4
Dollar-Cost Averaging Program Options	Invesco V.I. Equity and Income Fund, Series II2
6-Month DCA Guarantee Option	MFS® Conservative Allocation Portfolio, Service Class2
12-Month DCA Guarantee Option	MFS® Global Tactical Allocation Portfolio, Service Class
MFS® Growth Allocation Portfolio, Service Class2
Funds	MFS® Moderate Allocation Portfolio, Service Class2
AllianceBernstein Balanced Wealth Strategy Fund, Class B2	MFS® Total Return Portfolio, Service Class
AllianceBernstein Dynamic Asset Allocation Portfolio, Class B2	PIMCO All Asset Portfolio, Administrative Class
BlackRock Global Allocation V.I. Fund, Class III2	PIMCO Global Multi-Asset Portfolio, Advisor Class2
Fidelity® Variable Insurance Products III - Balanced	Putnam VT Absolute Return 500 Fund, Class IB2
Portfolio, Service Class 2

1 Not available for investment to Contracts purchased on or after February 17, 2009.
2 Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.
3 Not available for investment to Contracts purchased on or after August 17, 2009.
4 Only available for investment to Contracts purchased through a Huntington Bank representative.

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our “build your own portfolio” program. That portfolio model and the “build your own portfolio” program are described in “BUILD YOUR OWN PORTFOLIO” and in “APPENDIX S - BUILD YOUR OWN PORTFOLIO.”

If you elected to participate in Income ON Demand II (“IOD II”), Income ON Demand II Escalator (“IOD II Escalator”), Income ON Demand II Plus (“IOD II Plus”), Retirement Income Escalator II (“RIE II”), Income ON Demand III Escalator (“IOD III Escalator”), or Sun Income Riser (“SIR”) and are invested in more than one Designated Fund, we will automatically transfer assets among your Designated Funds to maintain the percentage allocation you selected. We will make these transfers on a quarterly basis.

If you purchased Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income ON Demand (“IOD”), Retirement Income Escalator (“RIE”), or Retirement Asset Protector, and you are invested in more than one Designated Fund, we will not automatically transfer your assets among your Designated Funds to maintain the percentage allocation you selected, unless you have instructed us to do so.

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund. Written notice will be provided to Contract Owners whenever a fund is no longer considered to be a Designated Fund. If you are invested in a Designated Fund at the time we declare the Fund to no longer be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in a living benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction. If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into one or more of the current Designated Fund(s) if you want to make subsequent Purchase Payments or any additional transfers. (Note that this restriction does not apply to automatic portfolio rebalancing. Likewise, if you are participating in a DCA program and one of the funds receiving transfers under the DCA program is declared no longer to be a Designated Fund, then your Account Value can remain invested in that Fund until the end of your DCA Period. However, before you make any subsequent Purchase Payments, you must first transfer all your Account Value from that Fund into one or more of the current Designated Funds and provide us with new allocation instructions for your DCA program.) We also reserve the right to close Funds only to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund. If a Designated Fund is closed only to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Note that, on IOD, IOD II, IOD II Plus, IOD II Escalator, RIE, RIE II, IOD III Escalator, and SIR, we have reserved the right to allow step-ups only if your Account Value is invested in a Fund that has been declared by us to be a Designated Fund. In such case, if you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you will have to transfer into a current Designated Fund before a step-up can occur. If you decide not to transfer into a current Designated Fund and forgo step-up, then your living benefit will continue with all of the benefits except for step-up.

BUILD YOUR OWN PORTFOLIO

Among the choices of Designated Funds is a selection of funds (“portfolio model”) that you design yourself using certain broad guidelines that we provide. To “build your own portfolio,” you pick funds from the asset classes available at that time. Altogether you may not choose more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in “APPENDIX R - BUILD YOUR OWN PORTFOLIO.”

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See “Transfer Privilege,” “Short-Term Trading,” and “Funds’ Shareholder Trading Policies.”) Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

Under the terms of the living benefits, however, there are certain limits on the times when you can make additional Purchase Payments.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted. However, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model. Likewise, if you are participating in a DCA program and one of the Funds in this portfolio model receiving transfers under the DCA program is declared to no longer be part of the portfolio model, then the program will run through to completion. However, before you make any subsequent Purchase Payments, you must first either (a) reallocate your total Account Value among funds that comply with the current Build Your Own Portfolio categories or (b) transfer your total Account Value to Designated Funds other than the Build Your Own Portfolio model. You must also provide us with new allocation instructions for your DCA program.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Person.

The death benefit proceeds will remain invested in the Sub-Accounts in accordance with the allocations made by the Owner until the Beneficiary has provided us with Due Proof of Death in good order. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary’s instructions.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Adjusted Purchase Payments (Purchase Payments x (Account Value after withdrawal ÷ Account Value before withdrawal)) as of the Death Benefit Date. (See “Calculating the Death Benefit.”) Because of the way that Adjusted Purchase Payments are computed, when the Account Value is less than the Adjusted Purchase Payments, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit

You may enhance the “basic death benefit” by electing the optional death benefit known as the Maximum Anniversary Account Value (“MAV”). You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit . (For a description of the charge, see “Charges for Optional Benefits.”) The optional death benefit is available only if you are younger than age 75 on the Open Date. The optional death benefit election may not be changed after the Contract’s Issue Date. The optional death benefit will be adjusted for all partial withdrawals as described in this Prospectus under the heading “Calculating the Death Benefit.”

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional death benefit to you. Please refer to “Impact of Optional Death Benefits and Optional Living Benefits” under “TAX PROVISIONS” for more information regarding tax issues that you should consider before electing this optional benefit.

Under MAV, the death benefit will be the greater of:

•	the amount payable under the basic death benefit above, or

•
your highest Account Value on any Account Anniversary before the Covered Person’s 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted highest Account Value, the current Account Value will become the new highest Anniversary Account Value.

Spousal Continuance

Under an individually-owned Contract, if you are the Covered Person and your spouse is the sole Beneficiary, upon your death, your spouse may elect to continue the Contract by becoming the new Participant and new Covered Person, rather than receive the death benefit amount. Under a co-owned Contract, if you and your spouse are the Covered Persons and sole Beneficiaries, then upon the death of either you or your spouse, the surviving spouse may continue the Contract as the sole Participant and sole Covered Person. In either case, we will not pay a death benefit, but the Contract’s Account Value will be set to equal the death benefit amount. (See “The Basic Death Benefit” or, if applicable, the “Optional Death Benefit.”) If you are participating in a living benefit and you have joint-life coverage, then your surviving spouse may continue the Contract and the living benefit. If you are participating in a living benefit and you have single-life coverage, then your surviving spouse can continue the Contract, but the living benefit will terminate and no optional living benefit will be available to your surviving spouse. (See “Death of Participant - Single-Life Coverage.”)

All Contract provisions, including, if elected, the optional death benefit (subject to the optional death benefit age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse’s age on the original effective date of the Contract will be used. Upon surrender or annuitization, this increased amount will not be treated as premium, but will be treated as income. If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of “The Basic Death Benefit” or the optional death benefit, each partial withdrawal will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See “The Basic Death Benefit.”) A withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

Rather than receiving the death benefit, the Beneficiary may elect to annuitize, to defer annuitization, or to continue the Contract. In such case, if the death benefit amount payable under the Contract is greater than your Account Value, we will increase the Account Value to equal the death benefit amount. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person’s death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account options.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under “The Income Phase -- Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our mailing address a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your surviving spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law. We can defer payment of the death benefit to the extent permitted under the Investment Company Act of 1940. (See “Payment of Death Benefit.”)

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance.” If you are in a same-sex marriage, see “Federal Defense of Marriage Act and Same-Sex Marriages” under “TAX PROVISIONS.”

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT.”)

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

•	The earliest possible Annuity Commencement Date is the first Account Anniversary.

•
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“Maximum Annuity Commencement Date”). If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

•	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

•	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

•	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary. Note that if the Annuitant dies prior to the end of the first month after the Annuity Commencement Date, only one annuity payment will be made.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate of 3%. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain, except as otherwise provided under your applicable living benefit.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations. If, however, a portion of your Account Value was allocated to a Guarantee Period at the time of annuitization, that portion will be exchanged for Annuity Units and allocated among the Sub-Accounts you select at annuitization or, if you make no such selection, then in proportion to the Sub-Accounts you were invested in prior to annuitization.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Option may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

•	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

•	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in an addition or no change.

•	We deduct any applicable premium tax or similar tax if not previously deducted.

Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account’s Variable Accumulation Units for Annuity Units upon which we will assess annual insurance charges of 1.70% of your average daily Annuity Unit values. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

After you annuitize, we will deduct total insurance charges at an annual rate of 1.70% of your average daily Annuity Unit values. We will no longer deduct the mortality and expense risk charge or the charges for any optional living benefit or optional death benefit. The 1.70% charge, which includes an administrative expense charge and a distribution fee, compensates us for the risks and expenses associated with providing annuity payments during the Income Phase.

Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable “annuity payment rates.” These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment, except as otherwise provided under your applicable living benefit.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Shareholder Trading Policies”). The applicability of the Funds’ Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Shareholder Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

To make a transfer, the Annuitant sends us, at our mailing address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account fee from Fixed Annuity payments.

Annuity Payment Rates

Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change. (See “Modification.”)

The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification, in good order. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Participant. The amount payable on the death of the new Participant will be the Surrender Value.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges and federal taxes on withdrawals), minimum distributions, death benefit payments, transfers (excluding dollar-cost averaging transfers) and living benefit credits or refunds. Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you, by regular U.S. mail, a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, step-ups credited on living benefits, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the Funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our mailing address as shown on the cover of this Prospectus, within 10 days or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. (Information about your right to return period can be found on the first page of your Contract or prominently displayed in an endorsement to your Contract. You can also obtain information about your right to return period by contacting your sales representative.) When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the adjusted Purchase Payment Interest. The adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:

•	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

•	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. If applicable state law requires return of Purchase Payments, we will return the greater of (1) your Surrender Value or (2) the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within seven days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

TAX PROVISIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Provisions

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax provisions affecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Provisions.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase an annuity should be based on the assumption that the purchase of an annuity is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities (“TSA”).

Effective October 1, 2008, we stopped issuing any new TSAs, including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.

The Internal Revenue Service’s (“IRS”) comprehensive TSA regulations are generally effective January 1, 2009, and these regulations, subsequent IRS guidance, and/or the terms of an employer’s TSA plan impose new restrictions on TSAs, including restrictions on (1) the availability of hardship distributions and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. You should consult with a qualified tax professional about how the regulations affect you and your TSA.

If TSAs are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when you attain age 59½, have a severance from employment with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. Financial hardship withdrawals (as well as certain other premature withdrawals) are fully taxable and will be subject to a 10% federal income tax penalty, in addition to any applicable Contract withdrawal charge. Under certain circumstances the 10% federal income tax penalty will not apply if the withdrawal is for medical expenses. A financial hardship withdrawal may not be repaid once it is taken.

The IRS’s TSA regulations provide that TSA financial hardship withdrawals will be subject to the IRS rules applicable to hardship distributions from 401(k) plans. Specifically, if you have not terminated your employment or reached age 59½, you may be able to withdraw a limited amount of monies if you have an immediate and heavy financial need and the withdrawal amount is necessary to satisfy such financial need. An immediate and heavy financial need may arise only from:

•	deductible medical expenses incurred by you, your spouse, or your dependents;
•	payments of tuition and related educational fees for the next 12 months of post-secondary education for you, your spouse, or your dependents;
•	costs related to the purchase of your principal residence (not including mortgage payments);
•	payment necessary to prevent eviction from your principal residence or foreclosure of the mortgage on your principal residence;
•	payments for burial or funeral expenses for your parent, spouse, children, or dependents; or
•	expenses for the repair of damage to your principal residence that would qualify for the federal income tax casualty deduction.

You will be required to represent in writing to us (1) that your specified immediate and heavy financial need cannot reasonably be relieved through insurance or otherwise, by liquidation of your assets, by ending any contributions you are making under your TSA plan, by other distributions and nontaxable loans under any of your qualified plans, or by borrowing from commercial sources and (2) that your requested withdrawal amount complies with applicable law, including the federal tax law limit. And, unless your TSA was issued prior to September 25, 2007 and the only payments you made to such TSA were TSA funds you transferred directly to us from another TSA carrier (a “90-24 Transfer TSA”), your TSA employer also may need to agree in writing to your hardship request.

If your TSA contains a provision that permits loans, you may request a loan but you will be required to represent in writing to us that your requested loan amount complies with applicable law, including the federal tax law limit. And, unless your TSA is a 90-24 Transfer TSA, your TSA employer also may need to agree in writing to your loan request.

TSAs, like IRAs, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the TSA regulations and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion.  Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

•	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

•	any required minimum distribution; or

•	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse Beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Impact of Optional Death Benefits and Optional Living Benefits

For a further discussion, please refer to “Tax Issues Under SIR.”

Qualified Contracts. If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death and living benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above actuarial present value requirements, your initial election of a Contract’s optional benefit could cause your RMD amount to be higher than it would be without such an election. Additionally, if your RMD amount exceeds your guaranteed withdrawal amount under an optional living benefit, you will have to withdraw more than the guaranteed withdrawal amount to avoid the imposition of a 50% excise tax, causing a reset of your guaranteed withdrawal benefit. Prior to electing to participate in any optional benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on your yearly RMD amounts.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under any optional living benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under any optional living benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59½, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59½.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), the IRS’s rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements discussed above. Thus, your election of a Contract’s optional benefit could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional benefit. If this were to occur, election of an optional benefit could cause any withdrawal, including a withdrawal under the withdrawal benefit of any optional living benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional benefit (or, if applicable, prior to renewing your participation in any optional living benefit), you should consult with a qualified tax professional as to the meaning of “cash value.”

Federal Defense of Marriage Act and Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. Because of the Federal Defense of Marriage Act, all such Contract continuation rights are available only to a person who is defined as a “spouse” under such Act and that definition does not include a same-sex spouse. Thus, under current Federal law, if you are in a same-sex marriage, your spouse would not be able to exercise any of the Contract’s spousal continuation rights. You should consult a qualified tax professional for advice before purchasing a Contract and/or joint-life coverage under an optional living benefit.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.

American Taxpayer Relief Act of 2012

The American Taxpayer Relief Act of 2012 (ATRA) permanently extended the laws governing estate taxes, gift taxes and generation skipping transfer taxes that were put in place by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (TRA 2010), with one notable exception – the top estate tax, gift tax and generation skipping tax rate increases from 35% to 40%.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “U.S. Federal Income Tax Provisions” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under “TAX PROVISIONS,” see “Pre-Distribution Taxation of Contracts,” “Distributions and Withdrawals from Non-Qualified Contracts,” “Withholding” and “Non-Qualified Contracts.” You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2010, 2011, and 2012, approximately $3,143,205, $154,301, and $1,998,002, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect Sun Life’s obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect Sun Life’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

Sun Life (U.S.), like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Sun Life (U.S.) believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2012 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax-Deferred Accumulation	3
Calculations	4
Example of Net Investment Factor Calculation	4
Example of Variable Accumulation Unit Value Calculation	4
Annuity Provisions	4
Determination of Annuity Payments	5
Annuity Unit Value	5
Example of Variable Annuity Unit Calculation	5
Example of Variable Annuity Payment Calculation	5
Distribution of the Contracts	6
Custodian	6
Experts	6
Financial Statements	6

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT QUARTER: A three-month period, with the first Account Quarter beginning on your Issue Date.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Covered Person and all Owners are still alive) during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in “Calculating the Death Benefit.”

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant. The Annuitant becomes the Payee on the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the “designated beneficiary” for purposes of Section 72(s) of the Code in the event of the Participant’s death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant on or after the Annuity Commencement Date.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE,” “US,” “SUN LIFE (U.S.)”): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DESIGNATED FUNDS: The limited investment options you can choose if you are participating in a living benefit.

DUE PROOF OF DEATH: Receipt by the Company of (1) an original certified copy of an official death certificate or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, and (2) any other information or documentation required by the Company that is necessary to make payment (e.g., taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the “Date of Coverage” in the Contract.

MAXIMUM ANNUITY COMMENCEMENT DATE: The first day of the month following the youngest Annuitant’s 95th birthday.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater than, less than, or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The Business Day your Application is received by the Company at its mailing address. The agesof all Owners and Annuitants on the Open Date determines your eligibility for purchasing a Contract and for electing the optional death benefit and the optional living benefit.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes (1) an Annuitant or (2) a Beneficiary who becomes entitled to benefits upon the death of the Participant, or upon the death of the Annuitant on or after the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract for each Purchase Payment made. The rate of interest varies between 2% and 6% of the Purchase Payment or Account Value based upon the interest rate option chosen at the time of application, as described under “Purchase Payment Interest” in this Prospectus.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full withdrawal (or surrender) of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms “you” and “your” refer to “Owner,” “Participant,” and/or “Covered Person” as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES, & MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

		Hypothetical		Cumulative	Free	Purchase Payment	Withdrawal	Withdrawal
Account		Account	Annual	Annual	Withdrawal	Amount Subject to	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Withdrawal Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 4,000	$37,000	8.00%	$2,960
	2	$45,100	$4,100	$ 5,100	$ 4,000	$40,000	8.00%	$3,200
	3	$49,600	$4,500	$ 9,600	$ 4,100	$40,000	7.00%	$2,800
(b)	4	$52,100	$2,500	$12,100	$ 4,500	$40,000	6.00%	$2,400
	5	$57,300	$5,200	$17,300	$ 4,000	$40,000	5.00%	$2,000
	6	$63,000	$5,700	$23,000	$ 5,200	$40,000	4.00%	$1,600
	7	$66,200	$3,200	$26,200	$ 5,700	$40,000	3.00%	$1,200
(c)	8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to the greater of (1) the Contract’s earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last seven Account Years. In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)
In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year’s earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000. The first $4,500 withdrawn is the free amount, then Purchase Payments are withdrawn and subject to a withdrawal charge. The remaining $7,600 of this withdrawal is considered earnings and is not subject to a withdrawal charge.

(c)
In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the Purchase Payment amount subject to a withdrawal charge equals $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of four partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.

						Amount of
Hypothetical					Remaining Free	Withdrawal
Account					Withdrawal	Subject to	Withdrawal	Withdrawal
Account	Value Before		Cumulative	Amount of	Amount	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Before Withdrawal	Charge	Percentage	Amount
1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a) 4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	6.00%	$ 0
(b) 4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	6.00%	$516
(c) 4	$38,400	$ 600	$11,500	$ 12,000	$ 0	$12,000	6.00%	$720
(d) 4	$26,800	$ 400	$11,900	$ 20,000	$ 0	$19,400	6.00%	$1,164

(a)
In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year’s earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)
Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)
Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of Purchase Payments was $40,000 and $20,600 of the Purchase Payments has already been surrendered, only $19,400 of this $20,000 withdrawal comes from withdrawing Purchase Payments. The remaining $600 of this withdrawal is considered earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment (“MVA”)

The MVA Factor is:

(1 + I	)	N/12	- 1
1 + J + b

These examples assume the following:

1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
2)	The date of surrender is 2 years from the Expiration Date (N = 24).
3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
4)	The interest earned in the current Account Year is $674.16.
5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	(1 + I	)	N/12	- 1
	1 + J + b

=	(1 + .06)		24/12	- 1
	1 + .05

=	(1.010)	2	- 1

=	1.019 - 1

=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge. For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
PREVIOUSLY AVAILABLE OPTIONAL DEATH BENEFITS AND EXAMPLES

5% PREMIUM ROLL-UP (“5% ROLL-UP”) DEATH BENEFIT

Under the 5% Roll-Up, the death benefit will be the greater of:

•	the amount payable under the basic death benefit, or

•	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this death benefit, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

•	the first day of the month following your 80th birthday, or

•	the day the death benefit amount under this death benefit equals twice the sum of your Adjusted Purchase Payments.

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value*	=	$ 89,950
Total of Adjusted Purchase Payments**	=	$ 80,000
5% Premium Roll-Up Value***	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($120,000 ÷ $150,000) = $80,000.

***The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

EARNINGS ENHANCEMENT BENEFIT PREMIER (“EEB PREMIER”) DEATH BENEFIT

If you elected EEB Premier, your death benefit will be the amount payable under the basic death benefit, PLUS the “EEB Premier amount.” Calculated as of the Death Benefit Date, the “EEB Premier amount” is determined as follows:

•
If you are 69 or younger on your Open Date, the “EEB Premier amount” will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made within the twelve months prior to your death but not within your first Account Year.

•
If you are between the ages of 70 and 79 on your Open Date, the “EEB Premier amount” will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the “EEB Premier amount” will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the “EEB Premier amount.”

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner’s 70th birthday and death occurs in year 9.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

-- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
45% of the above amount	=	$13,417
Cap of 100% of Adjusted Purchase Payments	=	$85,185
The lesser of the above two amounts = the EEB Premier amount	=	$13,417

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

EARNINGS ENHANCEMENT BENEFIT PREMIER PLUS (“EEB PREMIER PLUS”) DEATH BENEFIT

If you elected EEB Premier Plus, your death benefit will be the amount payable under the basic death benefit, PLUS the “EEB Premier Plus amount.” Calculated as of the Death Benefit Date, the “EEB Premier Plus amount” is determined as follows:

•
If you are 69 or younger on your Open Date, the “EEB Premier Plus amount” will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 150% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made within the 12 months prior to your death but not within your first Account Year.

•
If you are between the ages of 70 and 79 on your Open Date, the “EEB Premier Plus amount” will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 60% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the “EEB Premier Plus amount” will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the “EEB Premier Plus amount.”

Example:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

--PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the basic death benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

EARNINGS ENHANCEMENT BENEFIT PREMIER WITH MAV (“EEB PREMIER WITH MAV”) DEATH BENEFIT

If you elected EEB Premier with MAV, your death benefit will be the amount payable under the MAV death benefit PLUS the “EEB Premier amount.” Calculated as of your Death Benefit Date, the “EEB Premier amount” is as follows:

•
If you are 69 or younger on your Open Date, the “EEB Premier amount” will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year.

•
If you are between the ages of 70 and 79 on your Open Date, the “EEB Premier amount” will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the “EEB Premier amount” will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the “EEB Premier amount.”

Example:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner’s 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

--PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the MAV death benefit plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

EARNINGS ENHANCEMENT BENEFIT PREMIER WITH 5% ROLL-UP (“EEB PREMIER WITH 5% ROLL-UP”) DEATH BENEFIT

If you elected EEB Premier with 5% Roll-Up, your death benefit will be the amount payable under the 5% Roll-Up death benefit PLUS the “EEB Premier amount.” Calculated as of your Death Benefit Date, the “EEB Premier amount” is determined as follows:

•
If you are 69 or younger on your Open Date, the “EEB Premier amount” will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 100% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year.

•
If you are between the ages of 70 and 79 on your Open Date, the “EEB Premier amount” will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap. The cap is 40% of (a) the Adjusted Purchase Payments made prior to your death minus (b) any Purchase Payments made in the twelve months prior to your death but not within your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the “EEB Premier amount” will be locked in. Partial withdrawals, whether before or after your 85th birthday, will proportionally reduce the “EEB Premier amount.”

Example:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

--PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up death benefit plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

APPENDIX D -
CALCULATION FOR PURCHASE PAYMENT INTEREST

Example 1:

If you select Option A, the 2% Five-Year Anniversary Interest Option, we will credit your Contract with 2% of each Purchase Payment received during the first Account Year. In addition, on each Fifth-Year Anniversary, we will add to your Contract a credit equal to 2% of your Account Value at that time. For the example below, assume an initial Purchase Payment of $100,000 is made on the Issue Date. The values shown in the last column (“Prior Year Anniversary Account before Purchase Payment Interest is added”) are assumptions used to illustrate fluctuations in investment performance of the underlying funds.

Account Year	Purchase Payments	Purchase Payment Interest	Prior Year Anniversary Account Value before Purchase Payment Interest is added
(a) 1	$100,000	$2,000	0
(b) 1	$20,000	$400	0
2	0	0	$123,500
3	0	0	$117,325
4	0	0	$131,404
(c) 5	$40,000	0	$157,685
(d) 6	0	$4,200	$210,000
7	0	0	$191,299
8	0	0	$185,104
9	0	0	$170,104
10	0	0	$167,430
(e) 11	0	$3,500	$175,000
(a) Initial Purchase Payment of $100,000 will result in a 2% Purchase Payment Interest credit of $2,000 (0.02 x $100,000). The Purchase Payment Interest is allocated to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated.

(b) An additional Purchase Payment of $20,000 in the first Account Year will result in a 2% Purchase Payment Interest credit of $400 (0.02 x $20,000). The Purchase Payment Interest is allocated to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated.

(c) An additional Purchase Payment of $40,000 in the fifth Account Year does not result in any Purchase Payment Interest , because the Payment did not occur during the first Account Year. Suppose the additional Purchase Payment of $40,000 is allocated to a Guarantee Period and subsequent transfers from the Guarantee Period are allocated to two variable Sub-Accounts equally.

(d) At the end of Account Year 5, suppose the Account Value had increased to $210,000 due to positive investment performance of the underlying Funds. (The Account Value in the DCA program is $10,000 and the Variable Account Value is $200,000, which represents $102,000 in Sub-Account A and $98,000 Sub-Account B.) On the Fifth-Year Anniversary (i.e., at the end of year 5), a credit of $4,200 (0.02 x $210,000) is added to each Sub-Account in the same proportion as each Sub-Account is invested in the total Variable Account Value and is reflected at the beginning of Account Year 6 in the table above. Because 51% of the Variable Account Value (i.e., $102,000 ÷ $200,000) is invested in Sub-Account A, that same percentage of the Purchase Payment Interest (i.e., 0.51 x $4,200 = $2,142) is added to Sub-Account A. Likewise, because 49% of the total Variable Account Value ($98,000 ÷ $200,000) is invested in Sub-Account B, that same percentage of the Purchase Payment Interest (i.e., 0.49 x $4,200 = $2,058) is added to Sub-Account B.

(e) At the end of Account Year 10, a Fifth-Year Anniversary, suppose the Account Value is $175,000 ($0 in the DCA program, $91,000 in Sub-Account A, and $84,000 in Sub-Account B) due to the investment performance of the underlying Funds. On the tenth Account Anniversary (i.e., at the end of year 10), a credit of $3,500 (0.02 x $175,000) is added to the variable Sub Accounts and is reflected at the beginning of Account Year 11 in the table above. $1,820 (0.52 x $3,500) is added to Sub-Account A and $1,680 (0.48 x $3,500) is added to Sub-Account B.

This 2% Purchase Payment Interest credit will be added on each Fifth-Year Anniversary thereafter (i.e., at the end of  5th, 10th, 15th, etc. Account Years) based on the Account Value at that time.

Option A will generally result in higher Purchase Payment Interest if you plan to hold your Contract for a longer period of time (e.g., 10 years or more).

Example 2: Option B

If you select Option B, the 5% Interest Option, we will add to your Contract a credit equal to 5% of each Purchase Payment. For the example below, assume an initial Purchase Payment of $100,000 is made on the Issue Date.

Account Year	Purchase Payments	Purchase Payment Interest
(a) 1	$100,000	$5,000
(b) 1	$20,000	$1,000
2	0	0
3	0	0
(c) 4	$40,000	$2,000
5	0	0
6	0	0
7	0	0
8	0	0
9	0	0
10	0	0
11	0	0

(a) An Initial Purchase Payment of $100,000 will result in a 5% Purchase Payment Interest credit of $5,000 (0.05 x $100,000). The Purchase Payment Interest is allocated to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated.

(b) An additional Purchase Payment of $20,000 in the first Account Year will result in a Purchase Payment Interest credit of $1,000 (0.05% x $20,000). The Purchase Payment Interest is allocated to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated.

(c) Suppose an additional Purchase Payment of $40,000 is made in the fourth Account Year. This Purchase Payment will result in a credit of $2,000 (0.05 x $40,000). The Purchase Payment Interest is allocated to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated.

Option B will generally result in higher Purchase Payment Interest if you only plan to hold your Contract for a shorter period of time (e.g., less than 10 years).

Note that if you purchased your Contract between August 24, 2008, and August 17, 2009, Option B credited interest at a rate of 6% of each Purchase Payment.

Note that if you purchased your Contract between July 24, 2006, and August 23, 2008, Option B credited interest at a rate of 5% of each Purchase Payment.

Prior to July 24, 2006, Option B credited interest at various rates, depending upon the size of your Net Purchase Payments, as shown in the following scale:

Net Purchase Payments less than $100,000.00 received	3%
Net Purchase Payments between $100,000.00 through $499,999.99 received	4%
Net Purchase Payments greater than or equal to $500,000.00 received	5%

Prior to July 24, 2006, if you chose Option B, an additional credit may have been paid at the end of your first Account Anniversary. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

APPENDIX E -
CALCULATION OF FREE WITHDRAWAL AMOUNT

In the first Account Year, your free withdrawal amount is equal to 10% of all Purchase Payments you have made less any withdrawals previously taken that were not subject to withdrawal charges. For all other Account Years, the free withdrawal amount is equal to the greater of:

#1 - Contract earnings during the prior Account Year minus all withdrawals taken during the current Account Year that were not subject to withdrawal charges; and

#2 - 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year, minus all withdrawals taken during the current Account Year that were not subject to withdrawal charges.

For Example 1 below, assume an initial Purchase Payment of $100,000 is made on the Issue Date and Purchase Payment Interest Option A (2% Five-Year Anniversary Interest Option) is chosen.

Example 1:

Account Year	Purchase Payments	Purchase Payment Interest	Prior Anniversary Account Value	Prior Account Year Earnings (#1 Above)	10% of Purchase Payments (#2 Above)	Free Amount before Withdrawal	Amount of Withdrawals	Cumulative Withdrawals this Year not Subject to Withdrawal Charges	Remaining Free Withdrawal Amount after Withdrawal
1	$100,000	$2,000	0	0	$10,000	$10,000	0	0	$10,000
(a) 1	$20,000	$400	0	0	$12,000	$12,000	0	0	$12,000
(b) 2	0	0	$133,200	$13,200	$12,000	$13,200	0	0	$13,200
3	0	0	$146,520	$13,320	$12,000	$13,320	0	0	$13,320
4	0	0	$160,000	$13,480	$12,000	$13,480	0	0	$13,480
(c) 5	0	0	$173,000	$13,000	$12,000	$13,000	$13,000	$13,000	0
(d) 5	$40,000	0	$173,000	0	$3,000	$3,000	0	$13,000	$3,000
5	0	0	$173,000	0	$3,000	$3,000	0	$13,000	$3,000
(e) 6	0	0	$210,000	$10,000	$16,000	$16,000	0	0	$16,000
(f) 6	0	$4,200	$214,200	$14,200	$16,000	$16,000	0	0	$16,000
7	0	0	$216,342	$2,142	$16,000	$16,000	0	0	$16,000
(g) 8	0	0	$219,587	$3,245	$4,000	$4,000	0	0	$4,000
(h) 8	$20,000	0	$219,587	$3,245	$6,000	$6,000	0	0	$6,000
(i) 8	0	0	$219,587	$3,245	$6,000	$6,000	$6,000	$6,000	0

(a) A $20,000 additional Purchase Payment was made during Account Year 1, an additional credit (Purchase Payment Interest) of $400 (0.02 x $20,000) was immediately credited to the Account Value on the date the Purchase Payment was made.

(b) In Account Year 2, the prior Account Year earnings equal $13,200 ($133,200 - $120,000). (This amount includes any Purchase Payment Interest credited in Account Year 1.) These earnings are greater than 10% of all Purchase Payments made in the last seven Account Years (0.10 x [$100,000 + $20,000] = $12,000).

(c) At the beginning of Account Year 5, a request for the entire free withdrawal amount is made. The prior Account Year earnings of $13,000 are greater than 10% of all Purchase Payments made in the last seven Account Years (0.10 x [$100,000 + $20,000] = $12,000) and, therefore, $13,000 is withdrawn from the Account and the remaining free withdrawal amount is reduced to $0.

(d) Later in Account Year 5, an additional Purchase Payment of $40,000 is made and the free withdrawal amount is immediately recalculated. (No Purchase Payment Interest is credited at that time because the Purchase Payment was made after the first Account Year.) Because the prior Account Year earnings were withdrawn, those earnings equal $0 and are less than 10% of Purchase Payments. As a result, the new free withdrawal amount is $3,000 ([0.10 x ($100,000 + $20,000 + $40,000)] - $13,000).

(e) At the beginning of Account Year 6 (end of Account Year 5), the Account Value is $210,000.

(f) At the beginning of Account Year 6, Purchase Payment Interest of $4,200 is credited based upon the Account Value at the end of Account Year 5 (0.02 x $210,000). (This is the first Fifth-Year Anniversary in which Purchase Payment Interest is credited based on the Account Value.) As a result, the Account Value is increased to $214,200 ($210,000 + $4,200).

(g) At the beginning of Account Year 8, the free withdrawal amount is $4,000, which represents 10% of Purchase Payments made in the last seven Account Years (0.10 x $40,000). (Purchase Payments made in the last seven Account Years would include the $40,000 paid in Account Year 5, but would not include the $120,000 of Purchase Payments  made in the first Account Year, because those Payments were made more than seven Account Years ago. In addition, no Purchase Payment Interest is credited in Account Year 8 because it is not a Fifth-Year Anniversary.) The $4,000 is greater than the prior Account Year Contract earnings of $3,245 ($219,587 - $216,342).

(h) Later in Account Year 8, an additional Purchase Payment of $20,000 is made and the free withdrawal amount is immediately recalculated. The new free withdrawal amount is $6,000 (0.10 x [$40,000 + $20,000]), which exceeds the prior Account Year Contract earnings ($3,245).

(i) Subsequently, in Account Year 8, a withdrawal of $6,000 is taken which reduces the free withdrawal amount to $0.

For Example 2 below, assume an initial Purchase Payment of $100,000 is made on the Issue Date and Purchase Payment Interest Option B (5% Interest Option) is chosen.

Example 2:

Account Year	Purchase Payments	Purchase Payment Interest	Prior Anniversary Account Value	Prior Account Year Earnings (#1 Above)	10% of Purchase Payments (#2 Above)	Free Amount before Withdrawal	Amount of Withdrawals	Cumulative Withdrawals this Year not Subject to Withdrawal Charges	Remaining Free Withdrawal Amount after Withdrawal
1	$100,000	$5,000	0	0	$10,000	$10,000	0	0	$10,000
2	0	0	$115,500	$15,500	$10,000	$15,500	0	0	$15,500
(a) 3	$20,000	$1000	$127,050	$11,550	$12,000	$12,000	0	0	$12,000
(b) 4	0	0	$161,755	$14,705	$12,000	$14,705	$14,705	$14,705	0
(c) 4	$40,000	$2000	$161,755	0	$1,295	$1,295	0	$14,705	$1,295
5	0	0	$188,921	$1,871	$16,000	$16,000	0	0	$16,000
6	0	0	$179,474	0	$16,000	$16,000	0	0	$16,000
7	0	0	$181,269	$1,795	$16,000	$16,000	0	0	$16,000
(d) 8	0	0	$184,894	$3,625	$6,000	$6,000	0	0	$6,000
(e) 8	$20,000	$1000	$184,894	$3,625	$8,000	$8,000	0	0	$8,000
(f) 8	0	0	$184,894	$3,625	$8,000	$8,000	$8,000	$8,000	0

(a) A $20,000 Purchase Payment was made during Account Year 3, an additional credit (Purchase Payment Interest) of $1,000 (0.05 x $20,000) was immediately credited to the Account Value on the date the Purchase Payment was made.

(b) At the beginning of Account Year 4, a request for the entire free withdrawal amount is made. The prior Account Year earnings of $14,705 (including Purchase Payment Interest credited in Account Year 3) are greater than 10% of all Purchase Payments made in the last seven Account Years (0.10 x [$100,000 + $20,000] = $12,000) and, therefore, $14,705 is withdrawn from the Account and the remaining free withdrawal amount is reduced to $0.

(c) Later in Account Year 4, an additional Purchase Payment of $40,000 and an additional credit (Purchase Payment Interest) of $2,000 (0.05 x $40,000) are made, and the free withdrawal amount is immediately recalculated. Because the prior Account Year earnings were withdrawn, the new free withdrawal amount is based on 10% of Purchase Payments and equals $1,295 ([0.10 x ($100,000 + $20,000 + $40,000)] - $14,705).

(d) At the beginning of Account Year 8, the free withdrawal amount is $6,000, which represents 10% of Purchase Payments made in the last seven Account Years (0.10 x [$40,000 + $20,000]). (Purchase Payments made in the last seven Account Years would include the $20,000 paid in Account Year 3 and the $40,000 paid in Account Year 4, but would not include the $100,000 initial Purchase Payment because that Payment was made more than seven Account Years ago.) The $6,000 is greater than the prior Account Year Contract earnings of $3,625 ($184,894 - $181,269).

(e) Later in Account Year 8, an additional Purchase Payment of $20,000 and an additional credit (Purchase Payment Interest) of $1,000 (0.05 x $20,000) are made, and the free withdrawal amount is immediately recalculated. The new free withdrawal amount is based on 10% of Purchase Payments and equals $8,000 (0.10 x [$20,000 + $40,000 + $20,000]), which exceeds the prior Account Year Contract earnings ($3,625).

(f) Subsequently, in Account Year 8, a withdrawal of $8,000 is taken which reduces the free withdrawal amount to $0.

APPENDIX F -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The current available variable investment options are those listed on page 1 of the prospectus.

If you purchased your Contract before February 2, 2004, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

International/Global Equity Fund	Real Estate Equity Fund
MFS® Global Growth Portfolio, Service Class	MFS® Global Real Estate Portfolio, Initial Class
Multi- Sector Bond Fund
MFS® Strategic Income Portfolio, Service Class

Massachusetts Financial Services Company advises the MFS® Portfolios.
If you purchased your Contract before March 5, 2007, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Large-Cap Equity Funds (continued)
Columbia Variable Portfolio - Marsico 21st Century Fund	MFS® Blended Research® Core Equity Portfolio,
Class 11	Service Class
Columbia Variable Portfolio - Marsico Growth Fund,	International/Global Equity Fund
Class 11	MFS® Global Research Portfolio, Service Class
MFS® Massachusetts Investors Growth Stock	Small-Cap Equity Funds
Portfolio, Service Class	MFS® New Discovery Portfolio, Service Class
Oppenheimer Main Street Small Cap Fund®/VA,
Service Shares2

1 Only available if you purchased your Contract through a Bank of America representative.
2 Formerly Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

Columbia Management Investment Advisers, LLC, advises the Columbia Variable Portfolios (sub-advised by Marsico Capital Management, LLC). Massachusetts Financial Services Company advises the MFS® Portfolios. OFI Global Asset Management, Inc. advises Oppenheimer Main Street Small Cap Fund®/VA.

If you purchased your Contract from a Bank of America representative before April 22, 2007, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Mid-Cap Equity Fund	Small-Cap Equity Fund
Wanger Select2	Wanger USA2
Columbia Variable Portfolio - Small Cap Value Fund,
Class 2

2 These funds do not have different share classes.

Columbia Management Investment Advisers, LLC advises Columbia Variable Portfolio - Small Cap Value Fund. Columbia Wanger Asset Management, LLC advises Wanger USA and Wanger Select.

If you purchased your Contract before March 10, 2008, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Mid-Cap Equity Funds
MFS® Value Series, Initial Class	MFS® Mid Cap Value Portfolio, Initial Class
International/Global Equity Fund	Short-Term Bond Funds
Templeton Foreign Securities Fund, Class 2	MFS® Limited Maturity Portfolio, Initial Class
Emerging Markets Equity Fund
Templeton Developing Markets Securities Fund, Class 2

Massachusetts Financial Services Company, advises the MFS® Portfolios and the MFS® Series . Templeton Asset Management Ltd. advises Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC advises Templeton Foreign Securities Fund.

If you purchased your Contract before October 20, 2008, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Fund	Target Date Fund
Oppenheimer Main Street Fund®/VA, Service Shares	Fidelity® Variable Insurance Products Fund IV - Freedom
International/Global Equity Fund	2010 Portfolio, Service Class 21
AllianceBernstein International Value Portfolio,	Intermediate-Term Bond Fund
Class B2	PIMCO Total Return Portfolio, Administrative Class
Inflation-Protected Bond Fund
PIMCO Real Return Portfolio, Administrative Class

1 This is a Fund of Funds option and expenses of the Fund include the Fund level expenses of the underlying Funds as well. The Fund may be more expensive than Funds that do not invest in other Funds.
2 Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.

AllianceBernstein L.P. advises AllianceBernstein International Value Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios. OFI Global Asset Managment, Inc. advises Oppenheimer Main Street Fund®/VA. Strategic Advisers, Inc. advises Fidelity® Variable Insurance Products Fund IV - Freedom 2010 Portfolio.

If you purchased your Contract before February 17, 2009, you may make subsequent Purchase Payments and transfers into the following investment option that was available for investment prior to that date:

Asset Allocation Fund
Franklin Templeton VIP Founding Funds Allocation
Fund, Class 23

3 This is a Fund of Funds option and expenses of the Fund include the Fund level expenses of the underlying Funds as well. The Fund may be more expensive than Funds that do not invest in other Funds. Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.

Franklin Templeton Services, LLC administers Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the fund: Franklin Advisers, Inc. advising Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund).

If you purchased your Contract before August 17, 2009, you may make subsequent Purchase Payments and transfers into the following investment option that was available for investment prior to that date:

Asset Allocation Fund
Oppenheimer Capital Income Fund/VA, Service Shares4

4 Formerly Oppenheimer Balanced Fund/VA.

OFI Global Asset Managment, Inc. advises Oppenheimer Capital Income Fund/VA.

APPENDIX G -
SECURED RETURNS FOR LIFE

The following information applies to your Contract if you elected to participate in Secured Returns for Life (“Secured Returns for Life,” “Benefit,” or “the rider”) and did not replace it with Secured Returns for Life Plus, which was available for such replacements for a limited period of time beginning in April 2006. Secured Returns for Life is no longer available for sale on new Contracts. Since we are no longer offering Secured Returns for Life to new Owners, renewals are no longer available.

Secured Returns for Life guarantees a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals) during the accumulation period, regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit (“AB”) Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit (“WB”) Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life. Upon annuitization, Secured Returns for Life and any elected optional death benefit automatically terminate. (You should note that the benefit does not, in all cases, guarantee payments “for Life.” Certain actions you take may reduce, and even terminate, your benefit, including reducing your Account Value to zero and thereby terminating your Contract without value.)

We use the following definitions to describe how Secured Returns for Life works:

AB Plan Maturity Date:	The date when the AB Plan matures which is on the 10th Account Anniversary, or if you elect to “step-up” your guaranteed values under the rider, 10 years from the date of the most recent step-up.

Guaranteed Living Benefit Amount (the “GLB amount”):
The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the GLB Base, Lifetime Income Base, and RGLB amount on the date you elect the WB Plan.

Guaranteed Living Benefit Base (the “GLB Base”):
A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:
A value equal to the RGLB amount on the later of the date you elect to participate in the WB Plan if you are age 60 or older and the first Account Anniversary after your 59th birthday. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:
The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Participant on the date of the first withdrawal under the WB Plan or most recent Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

Remaining Guaranteed Living Benefit (the “RGLB amount”):
If you elect the WB Plan, the minimum amount guaranteed under the Plan. The RGLB amount equals the GLB amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, and partial withdrawals.

To participate in Secured Returns for Life, all of your Account Value must be invested in a Designated Funds at all times during the term of the GMAB Maturity Date. See “DESIGNATED FUNDS” in the Prospectus to which this Appendix is attached.

When you elected to participate in Secured Returns for Life, you were automatically enrolled in the AB Plan. At any time, you may elect instead, to receive your benefit under the WB Plan, provided that you make the election prior to the earliest of the Contract’s Maximum Annuity Commencement Date, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Guaranteed Minimum Accumulation Benefit (“AB”) Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated to the Designated Fund in which you are invested at that time.

Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described under “Step -Up”) and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Account Anniversary will be reduced depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage added to the GLB amount
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly decrease, and even terminate, the total Secured Returns for Life Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life. For examples of how we calculate benefits under the AB Plan, see Examples 1 through 3 in this Appendix.

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. In that case, your surviving spouse has two options under the Contract.

•
Your spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the Prospectus to which this Appendix is attached.) The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

•
Your surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the Maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Guaranteed Minimum Withdrawal Benefit (“WB”) Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount, even if your Account Value becomes zero. Each Account Year, during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Account Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described under “Withdrawals Under Secured Returns for Life.”

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Account Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Account Year after your first Account Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Account Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed under “Withdrawals Under Secured Returns for Life.”

Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under Guaranteed Minimum Accumulation Benefit (“AB”) Plan. Your GLB Base also is set equal to the RGLB amount on the date you elect to participate in the WB Plan. This value is used to determine your Maximum WB Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

•	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

•	your first Account Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount
65 or older	5% of the Lifetime Income Base
64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Account Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See “Withdrawals Under Secured Returns for Life.”)

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your RGLB amount, your GLB Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawals under the WB Plan as shown in the above chart or your most recent “Step-Up Date,” described under “Step-Up.”

Under the WB Plan, after your fourth Account Anniversary, you may not make any additional Purchase Payments unless your benefit under the rider has been cancelled, terminated, or revoked. For examples of how we calculate benefits under the WB Plan, see Examples 4, 5, and 6 in this Appendix.

If you die while participating in the WB Plan, your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to your spouse. All other benefits under the WB Plan will continue, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the Prospectus to which this Appendix is attached.) The charges under Secured Returns for Life will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

Cost of Secured Returns for Life

Unlike other Contract charges, the charge for Secured Returns for Life will not be calculated as a percentage of average daily net assets as described under “Variable Accumulation Unit Value.” Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year for Secured Returns for Life is currently equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 7 in this Appendix.) The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct this charge until:

•	you annuitize; or

•	under the provisions of Secured Returns for Life;

•	your benefit matures;

•	your benefit is revoked; or

•	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Fund, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge until the 7th Account Anniversary.

Withdrawals Under Secured Returns for Life

All withdrawals under Secured Returns for Life are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See “Free Withdrawal Amount” under “Withdrawal Charge” in the Prospectus to which this Appendix is attached.) In addition, any withdrawals you take under Secured Returns for Life will reduce the value of your benefit under . Such withdrawals affect your benefit differently depending upon whether you are participating in the AB Plan or the WB Plan. In either case, however, a withdrawal may reduce the value of the Benefit by an amount greater than the amount withdrawn.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your benefits under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your benefit, we will reduce the amount we credit proportionally to the amount withdrawn.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Account Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:

•	your previous RGLB amount, reduced dollar for dollar by the amount of the withdrawal, and
•	your Account Value after the withdrawal.

Your new GLB Base will be the lesser of:

•	your previous GLB Base reduced dollar for dollar by the amount of the excess withdrawal, and

•	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of your new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and, instead, you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive, subject to the other terms and conditions described herein.

If, however, in any one Account Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of:

•	your previous Lifetime Income Base reduced dollar for dollar by the amount of the excess withdrawal, and

•	the Account Value after the withdrawal.

A new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the most recent “Step-Up Date,” if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Most Recent Step-Up Date	New Maximum WB for Life Amount
65 or older	5% of the new Lifetime Income Base
64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Account Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:

•
A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce and even terminate your Secured Returns for Life Benefits, including reducing your Account Value to zero and thereby terminating your Contract without value.

•
If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will terminate and your Contract will terminate without value.

•
If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)
You could choose to receive the Maximum WB for Life Amount, if any, until an Owner dies. In that case, after the death of an Owner, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

(2)	You (or your beneficiary if an Owner has died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see Examples 10, 11, and 12 in this Appendix.

Annuitization Under the WB Plan

Under the WB Plan, if your RGLB Amount and your Account Value are greater than zero on the Maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the Maximum Annuity Commencement Date, you may elect to:

•	annuitize your Contract;

•	surrender your Contract;

•	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

•	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the Death Benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we will automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation and Revocation of Secured Returns for Life

Transfers among the Designated Funds are permitted as described under “Transfer Privilege.” If, however, you transfer some or all of your Account Value out of the Designated Fund, Secured Returns for Life will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, Secured Returns for Life will be cancelled. An assignment of ownership of the Contract will also cancel Secured Returns for Life.

Once Secured Returns for Life has been cancelled, it cannot be reinstated. After cancellation, you will continue to pay the annual charge for Secured Returns for Life until your 7th Account Anniversary.

Anytime after your 7th Account Anniversary, you may revoke Secured Returns for Life. Once revoked, Secured Returns for Life may not be reinstated. After Secured Returns for Life has been revoked, all benefits and charges will end.

Step-Up

On or after your third Account Anniversary, you may elect to increase your guaranteed amount to your then current Account Value (“step-up”). Currently, this step-up election may be made on any day after your third Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the third or any subsequent Account Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the “Step-Up Date”), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

•	your current Account Value is greater than the current GLB amount, and

•	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on that date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

•	your current Account Value is greater than the current GLB Base and the current Lifetime Income Base, and

•	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the above $5,000,000 limits, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your Maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the Maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefit under the AB Plan will “mature” on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life charge, i.e. the “AB Plan Maturity Date”). If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See Examples 13, 14, and 15 in this Appendix.)

Following your step-up election, the rider fee will be changed to an amount that may be higher than your current fee as set forth above. The rider fee after the step-up will be set by us, based upon current market conditions, at the time of the step-up. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your Maximum Annuity Commencement Date. After the step-up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See Example 14 in this Appendix.)

If your benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described under “Guaranteed Minimum Withdrawal Benefit (“WB”) Plan.” (See Examples 14 and 15 in this Appendix.)

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, subsequent Purchase Payments after a step-up will increase, on a dollar for dollar basis, the RGLB amount, the GLB Base, and the Lifetime Income Base. After your fourth Account Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon the “Step-Up Year” in which the Payment was made. (A “Step-Up Year” is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount
1	10/02/10 – 10/01/11	100%
2	10/02/11 – 10/01/12	100%
3	10/02/12 – 10/01/13	85%
4	10/02/13 – 10/01/14	85%
5	10/02/14 – 10/01/15	85%
6	10/02/15 – 10/01/16	70%
7	10/02/16 – 10/01/17	70%
8	10/02/17 – 10/01/18	70%
9	10/02/18 – 10/01/19	60%
10	10/02/19 – 10/01/20	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2015, would be guaranteed whereas 85% of a subsequent Purchase Payment made on October 1, 2015, would be guaranteed. It may be disadvantageous for you to make any such Purchase Payments that increase the GLB amount by less than 100% of the payment.

Refund of Secured Returns for Life Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Returns for Life (“Refund Amount”) by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated to the Designated Fund in which you are invested on such AB Plan Maturity Date. No refund of the Secured Returns for Life rider charges will be made if you change from the AB Plan to the WB Plan.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Secured Returns for Life. When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base or Lifetime Income Base if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the GLB Base, Lifetime Income Base, or all of these amounts, per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount. Notice will be given to Contract Owners before we exercise this right.

If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount proportionally (see “Withdrawals Under Secured Returns for Life”).

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the Prospectus to which this Appendix is attached.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION THAT YOU PURCHASED A CONTRACT ON JANUARY 1, 2006 WITH AN INITIAL PURCHASE PAYMENT OF $100,000 AND YOU ELECTED SECURED RETURNS FOR LIFE. YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

•	Assume that you did not elect the WB plan at any time and that your Designated Fund had low investment performance.
•	Assume that on January 1, 2016, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
•	Because your Account Value is less than your GLB amount by $15,000 [$100,000 - $85,000], an amount equal to $15,000 will be deposited into your Contract.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments.

•	Assume that you did not elect the WB Plan at any time and that your Designated Fund had low investment performance.
•	On June 1, 2010, you make an additional $80,000 Purchase Payment.
•
Because the subsequent Purchase Payment was made in the fifth Account Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

•	Assume that on January 1, 2016, your Account Value is $150,000. Assume that your total rider charges to date are $6,725.
•	Because your Account Value is less than your GLB amount by $18,000 [$168,000 - $150,000], an amount equal to $18,000 will be deposited into your Contract.

EXAMPLE 3: Calculation of Benefits under AB Plan with Subsequent Purchase Payment; Refund Applies.

•	Assume that you did not elect the WB Plan at any time and that your Designated Fund had low investment performance.
•	On June 1, 2010, you make an additional $80,000 Purchase Payment.
•
Because the subsequent Purchase Payment was made in the fifth Account Year, we guarantee the return of 85% of that Purchase Payment, or $68,000. On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

•	Assume that on January 1, 2016, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
•
Because your Account Value is greater than your GLB amount by $32,000 [$200,000 - $168,000], your Contract will be credited with an amount equal to the rider charges you have paid [$7,500], increasing your Account Value to $207,500.

EXAMPLE 4: Calculation of Benefits under WB Plan; Lifetime Withdrawals.

•	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
•	On January 1, 2006:
•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
•	On December 31, 2006, after your first systematic withdrawal of $4,000:
•	Your Account Value is reduced by the amount of the withdrawal [$4,000].
•	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
•
Assume you take only annual systematic withdrawals of $4,000 for a total of 20 years. Assume you make no subsequent Purchase Payments. Assume that, because of poor investment performance of your Designated Fund, your Account Value equals zero. On December 31, 2025:

•	Your Account Value equals zero.
•	Your GLB amount, reduced by the amount of the total withdrawal, is $20,000 [$100,000-($4,000 x 20)].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
•	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

•	Assume you elect to take annual payments of your Maximum WB for Life Amount. On December 31, 2030, when your GLB amount is reduced to zero:
•	Your Account Value equals zero.
•	Your GLB amount equals zero.
•	Your GLB Base equals zero because your GLB amount equals zero.
•	Your Lifetime Income Base is still $100,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
You will continue to receive $4,000 per year as long as you are alive.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.

•	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually.
•	On January 1, 2006:
•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday
•	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
•	On December 31, 2006, after your first systematic withdrawal of $5,000, your Maximum WB Amount:
•	Your Account Value is reduced by the amount of the withdrawal [$5,000].
•	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday.
•
Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2008, you celebrate your 59th birthday. On January 1, 2009:

•	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
•	Your GLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
•	Your Lifetime Income Base is set at $85,000 [an amount equal to the GLB amount on your first Account Anniversary after your 59th birthday].
•	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
•
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2028:

•	Your Account Value equals zero.
•	Your GLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 – ($3,400 x 20)].
•	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Account Year.
•	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Account Year.

•	Assume you elect to take annual payments of your Maximum WB for Life Amount until your GLB amount is reduced to zero in 2033.
•	Your Account Value equals zero.
•	Your GLB amount equals zero.
•	Your GLB Base equals zero because your GLB amount equals zero.
•	Your Lifetime Income Base is still $85,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $3,400 per year as long as you are alive.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.

•	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.
•	On January 1, 2006:
•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
•	On December 31, 2006, after your first systematic withdrawal of $4,000:
•	Your Account Value is reduced by the amount of the withdrawal [$4,000].
•	Your GLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
•
Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Account Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2009:

•	Your Account Value equals $130,000 [$80,000 + $50,000].
•	Your GLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
•	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
•	Your Maximum WB Amount is $7,500 [5% of your new GLB Base].
•	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
•	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base].

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

•
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

•	Your Account Value equals zero.
•	Your GLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 – ($6,000 x 20)].
•	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1) withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2) withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

•	Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000 until your GLB amount is reduced to zero in 2032.
•	Your Account Value equals zero.
•	Your GLB amount equals zero.
•	Your GLB Base equals zero because your GLB amount equals zero.
•	Your Lifetime Income Base is still $150,000 because you did not withdraw more than your Maximum WB for Life Amount.
You will continue to receive $6,000 per year as long as you are alive.

EXAMPLE 7: Calculation of Explicit Rider Charges.

•
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

•
On March 31, 2006, your Account Value before the charge for Secured Returns for Life is taken is $101,196.79. The charge deducted on March 31, 2006 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2006 is $101,070.29 ($101,196.79 - $126.50).

•
On June 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $102,307.23. The fee deducted on June 30, 2006 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2006 is $102,179.35 ($102,307.23 - $127.88).

•
On September 30, 2006, your Account Value before the charge for Secured Returns for Life is taken is $103,443.69. The fee deducted on September 30, 2006 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2006 is $103,314.39 ($103,443.69 - $129.30).

•
This pattern continues until the maturity date for your Benefit of January 1, 2016. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life charges that have been made. Note that if Secured Returns for Life was revoked or cancelled before the maturity date for your Benefit of January 1, 2016, then no Secured Returns for Life credit will be made to your Account.

EXAMPLE 8: Withdrawals under the AB Plan; low investment performance.

•	Assume that you did not elect the WB plan at any time.
•	Assume that on January 1, 2007, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
•	On January 1, 2007, your GLB amount will be reset to $90,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $100,000 x [$99,000 ÷ $110,000].
•	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2016 is $87,000. Assume that your total rider charges to date are $4,710.
•	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).

EXAMPLE 9: Withdrawals with Subsequent Purchase Payments under the AB Plan; low investment performance.

•	Assume that you did not elect the WB Plan at any time.
•	On June 1, 2010, you make an additional $80,000 Purchase Payment.
•	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].
•	Assume that, on June 1, 2012, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
•	On June 1, 2012, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [$200,000 ÷ $240,000].
•	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2016, is $125,000. Assume that your total rider charges to date are $7,200.
•	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).

EXAMPLE 10: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Poor Investment Performance.

•
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Fund had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
•	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $93,000:
•	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•
Your Lifetime Income Base is reduced to $93,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$93,000]].

•	Your Maximum WB for Life Amount is $3,720 [4% of your new Lifetime Income Base].
•
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 16 years. Because of poor investment performance of your Designated Fund, your Account Value decreases to $3,330. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is now $3,330. Your Maximum WB for Life Amount is now 4% of $3,330 or $133.

•	Assume your Designated Fund earns -2% in Account Year 17, and that you take another $5,000 withdrawal. On December 31, 2022:
•	Your Account Value is zero.
•	Your GLB amount is $15,000 [$100,000 - ($5,000 x 17)].
•	Your GLB Base is still $100,000 because you withdrew no more than the Maximum WB Amount.
•	Your Lifetime Income Base is zero [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$3,330 - ($5,000 - $133)] and (2) your new Account Value [$0]].
•	Your Maximum WB Amount is still $5,000 [5% of your GLB Base].
•	Your Maximum WB for Life Amount equals zero [4% of your new Lifetime Income Base].

Even though your Contract has terminated because your Account Value has reduced to zero, we will pay you the Maximum WB Amount of $5,000 per year for three more years, until your GLB amount is reduced to zero.

EXAMPLE 11: Withdrawals under WB Plan Exceeding Maximum WB for Life Amount; Positive Investment Performance.

•
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Fund had positive investment performance, gaining 2% a year over the course of the Contract. On January 1, 2006:

•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
•	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $97,000:
•	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•
Your Lifetime Income Base is reduced to $97,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($5,000 - $4,000)] and (2) your new Account Value [$97,000]].

•	Your Maximum WB for Life Amount is $3,880 [4% of your new Lifetime Income Base].
•
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $5,000 for a total of 19 years. Your GLB amount has been reduced to $5,000 [$100,000 - ($5,000 x 19)]. Because of good investment performance of your Designated Funds, your Account Value is now $31,478. In addition, because you have taken withdrawals in excess of the Maximum WB for Life Amount, your Lifetime Income Base is also now $31,478. Your Maximum WB for Life Amount is now 4% of $31,478, or $1,259.

•	Assume your Designated Fund earns 2% in Account Year 20, and that you take another $5,000 withdrawal. On December 31, 2025:
•	Your Account Value is $27,108.
•	Your GLB amount is zero [$5,000 remaining - $5,000 withdrawal].
•	Your GLB Base is zero because your GLB amount is equal to zero.
•	Your Lifetime Income Base is $27,108 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$31,478 - ($5,000 - $1,259)] and (2) your new Account Value [$27,108]].
•	Your Maximum WB for Life Amount equals $1,084 [4% of your new Lifetime Income Base of $27,108].

Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. If your Account Value is reduced to zero by a withdrawal that does not exceed you Maximum WB for Life Amount, we will continue to pay your then current Maximum WB for Life Amount each year as long as you are alive. If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount, your Lifetime Income Base will be reduced to zero, your Maximum WB for Life Amount will become zero, and no more benefits will be paid.

EXAMPLE 12: Withdrawals under WB Plan Exceeding Maximum WB Amount.

•
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2006. Assume that your Designated Fund had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2006:

•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
•	On December 31, 2006, after you take a withdrawal of $6,000, your Account Value is $92,000:
•	Your GLB amount is reduced to $92,000 [the lesser of (1) your current GLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
•	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 – ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
•	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
•
Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

•	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base of $92,000].
•
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Funds, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304.

•	Assume your Designated Fund earns -2% in Account Year 14, and that you take another $6,000 withdrawal. On December 31, 2022:
•	Your Account Value is $1, 457 [$7,609 x (1 - 0.02) - $6,000].
•	Your GLB amount is $1,457 [the lesser of (1) your current GLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
•	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 - ($6,000 - $380)] and (2) your new Account Value ($1,457)].
•	Your Maximum WB Amount equals $73 [5% of your new Lifetime Income Base].
•	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
•	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base of $1,457].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your GLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die, or
(2)	withdrawing your Maximum WB Amount each year until your GLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your GLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your GLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 13: Step-up elected under AB Plan.

•
Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up.

•
Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up). Assume that on January 1, 2019, your Account Value is $130,000. Assume that your total rider charges to date are $8,875.

•	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).

EXAMPLE 14: Step-up elected under WB Plan.

•
Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2006, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Fund had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2006:

•	Your GLB Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your GLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
•	On December 31, 2006, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:
•	Your GLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
•	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2008:
•	Your Account Value is $103,184.
•	Your GLB amount is $85,000 [$100,000 - ($5,000 x 3)].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
•
Because your Account Value is greater than your GLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your GLB amount, your GLB Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2009*:

•	Your Account Value is $103,184.
•	Your GLB amount is $103,184.
•	Your GLB Base is $103,184.
•	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
•	Your Lifetime Income Base is $103,184.
•	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].

Note: Assume instead that you elected to step-up sometime in 2009 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount would apply so that you could withdraw an additional $159 without exceeding your maximum amounts.

EXAMPLE 15: Subsequent Purchase Payments after Step-up under the AB Plan; Refund Applies.

•
Assume that you did not elect the WB plan at any time. Assume that your Account Value was $150,000 on January 1, 2009. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you elect to step-up. Your Maturity Date is reset to January 1, 2019 (ten years after the date of the step-up).

•	On June 1, 2010, you make an additional $80,000 Purchase Payment.
•
On June 1, 2010, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has been less than two years since the step-up was elected, the GLB amount is increased by 100% of the new Purchase Payment amount.

•	Assume that on January 1, 2019 (your Maturity Date), your Account Value is $280,000. Assume that your total rider charges to date are $13,850.
•	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $293,850.

APPENDIX H -
SECURED RETURNS

The optional living benefit Secured Returns (“Benefit” or “the rider”) was available for all Contracts purchased prior to September 7, 2004 and certain contracts purchased on or after that date. The following information applies to your Contract if you elected to participate in Secured Returns and did not replace it with Secured Returns 2, which was available for such replacements for a limited period of time. Secured Returns is no longer available for sale on new Contracts. Since we are no longer offering Secured Returns to new Owners, renewals are no longer available.

Secured Returns guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. Upon annuitization, the Benefit and any optional death benefit automatically terminate.

To participate in Secured Returns, all of your Account Value must be invested in a Designated Fund at all times during the term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until your guaranteed amount is reduced to zero. See “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

If you elected to participate in Secured Returns with the basic death benefit, we assess your Contract an annual charge of 0.40% of your average daily net assets. If you elected Secured Returns with the EEB Premier rider, we assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Fund or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge.

Anytime after your 7th Account Anniversary, you may revoke Secured Returns. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, that optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Transfers among the Designated Funds are permitted as described under “Transfer Privilege.” If however you transfer some or all of your Account Value out of the Designated Fund into another investment option offered under your Contract, Secured Returns will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, Secured Returns will be cancelled.

Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, that optional death benefit rider will not be cancelled and the cost of such rider (0.25% of your average daily Account Value) will remain.

If you elected Secured Returns, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit (“AB”) Plan or the Guaranteed Minimum Withdrawal Benefit (“WB”) Plan. You are automatically enrolled in the AB Plan at the time you elect Secured Returns. Any time prior to your 81st birthday, you may elect instead to receive your Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under Secured Returns are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See “Free Withdrawal Amount” under “Withdrawal Charge” in the Prospectus to which this Appendix is attached.) In addition, if you have elected Secured Returns, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your GLB amount proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under Secured Returns, see Examples 5 through 8 in this Appendix.

Under the terms of the Guaranteed Minimum Accumulation Benefit (“AB”) Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your Guaranteed Living Benefit Amount (“GLB amount”) over your Account Value after the application of any other Contract transactions. Any such amount will be allocated to the Designated Fund in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period.  For each subsequent Purchase Payment after the second Account Anniversary, we will increase the GLB amount by less than 100% of the Purchase Payment depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage Guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in this Appendix. Note that the timing and amount of subsequent Purchase Payments may affect the total Benefit. In particular, it may be disadvantageous for you to make Purchase Payments that increase the GLB amount by less than 100% of the payment.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in this Appendix.)

If you die while the AB Plan is still in force, all benefits and charges under Secured Returns will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. In that case, your surviving spouse may elect to continue the Contract. If such election is made, the same Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse’s 81st birthday, and your 10th Account Anniversary.  If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Under the terms of the Guaranteed Minimum Withdrawal Benefit (“WB”) Plan, you may withdraw up to a set dollar amount from your Account Value each year during which the WB Plan is in effect, until your remaining GLB amount equals zero. This set dollar amount, or “maximum WB amount,” is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount and future guaranteed withdrawals will be reduced in the manner discussed further below. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the remaining GLB amount. In addition, the value you will receive upon a full withdrawal, or “surrender” of your Contract, will be your Contract’s Surrender Value and not the remaining GLB amount. Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan. For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in this Appendix.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce your remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, your remaining GLB amount will be reduced to equal the lesser of:

(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in this Appendix.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until your remaining GLB amount has been reduced to zero.

If you die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the Prospectus to which this Appendix is attached.) In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Secured Returns. When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your remaining GLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount. In other words, we will not reduce your remaining GLB amount if a Yearly RMD Amount exceeds either your Maximum WB Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the remaining GLB amount per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds your Maximum WB Amount. Notice will be given to Contract Owners before we exercise this right.

If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount proportionally.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the Prospectus to which this Appendix is attached.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU SELECTED SECURED RETURNS ON OR BEFORE YOUR ISSUE DATE.

Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan. Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

EXAMPLE 1: Low investment performance; no WB election.

•
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Fund had low investment performance.

•	Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000).

EXAMPLE 2: High investment performance; no WB election

•
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Fund had high investment performance.

•	Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased.

EXAMPLE 3: Low investment performance; WB election

•
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

•	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

•	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.

•
On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates.

EXAMPLE 4: High investment performance; WB election

•	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

•	On December 31, 2003, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

•	On December 31, 2004, your remaining GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.

•	On December 31, 2011, your remaining GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.

•	On December 31, 2016, the remaining GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.

•
Assume that, on December 31, 2017, you withdraw the remaining $2,000 to exhaust the remaining GLB amount. Secured Returns thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 5: Withdrawals under the AB Plan

•	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.

•
Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000).

•	Assume you make no more withdrawals or Purchase Payments and that your Account Value, on January 1, 2013, is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000).

EXAMPLE 6: Withdrawals under the WB Plan

•
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

•	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your remaining GLB amount is still $100,000 and your maximum WB amount is still $7,000.

•
Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your remaining GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

•
Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your remaining GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

•
Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the remaining GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) ÷ $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000 ÷ 12.57).

EXAMPLE 7: Withdrawals with subsequent Purchase Payments under the AB Plan

•	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.

•	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).

•
Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000. Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000 ÷ $240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

•	Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000).

EXAMPLE 8: Withdrawals with subsequent Purchase Payments under the WB Plan

•
Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

•	On January 1, 2004, your remaining GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.

•
Assume that, on January 6, 2004, you make an additional Purchase Payment of $50,000. Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

•
Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

•
Assume that, on January 1, 2013, your Account Value equals $0. Your remaining GLB amount will be $48,500, i.e., ($132,500 - ($10,500 x 8 years). Withdrawals will continue until the remaining GLB amount is reduced to zero.

APPENDIX I -
SECURED RETURNS 2

The following information applies to your Contract if you elected to participate in Secured Returns 2 (“Benefit,” “Secured Returns 2,” or “the rider”) and did not replace it with Secured Returns for Life, which was available for such replacements for a limited period of time beginning in November 2005. Secured Returns 2 is no longer available for sale on new Contracts. Since we are no longer offering Secured Returns 2 to new Owners, renewals are no longer available.

Secured Returns 2 guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

Secured Returns 2 is available only if you are age 84 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with any optional death benefit other than the EEB Premier Plus. Upon annuitization, Secured Returns 2 and any elected optional death benefit automatically terminate.

To participate in Secured Returns 2, all of your Account Value must be invested in a Designated Fund at all times during the term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the guaranteed amount is reduced to zero. See “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under “Variable Accumulation Unit Value.” Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in this Appendix.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of a Designated Fund or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Account Anniversary. Anytime after your 7th Account Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

Transfers among the Designated Funds are permitted as described under “Transfer Privilege” in the Prospectus to which this Appendix is attached. If however you transfer some or all of your Account Value out of the Designated Fund into another investment option offered under your Contract, Secured Returns 2 will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, Secured Returns 2 will be cancelled. Once the Benefit has been cancelled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary.

If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit (“AB”) Plan or the Guaranteed Minimum Withdrawal Benefit (“WB”) Plan.

If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Account Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 81st birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See “Free Withdrawal Amount” under “Withdrawal Charge” in the Prospectus to which this Appendix is attached.) In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce your Guaranteed Living Benefit Amount (“GLB amount”) proportionally to the amount of Account Value withdrawn. For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 8, 9 and 11 in this Appendix.

Under the terms of the Guaranteed Minimum Accumulation Benefit (“AB”) Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated to the Designated Fund in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will increase the GLB amount by less than 100% of the Purchase Payment depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1, 2, and 3 in this Appendix. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit. In particular, it may be disadvantageous for you to make Purchase Payments that increase the GLB amount by less than 100% of the payment.

If your Contract remains in the AB Plan until it “matures” on the later of your 10th Account Anniversary or 10 years from your most recent Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the “maturity date,” then we will refund the charges you have paid for Secured Returns 2 (“Refund Amount”) by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated to the Designated Fund in which you are invested on such “maturity date.” No refund of Secured Returns 2 charges will be made if you change from the AB Plan to the WB Plan.

To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in this Appendix.)

If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. In that case, your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse’s 81st birthday, and the date the AB Plan is scheduled to “mature”. If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the Prospectus to which this Appendix is attached.) In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

If the Contract is not continued by your surviving spouse following your death while participating in the AB Plan, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Under the terms of the Guaranteed Minimum Withdrawal Benefit (“WB”) Plan, you may withdraw up to a set dollar amount from your Account Value each year during which the WB Plan is in effect, until your remaining GLB amount equals zero. Once the remaining GLB amount is reduced to zero, the Secured Returns 2 Benefit will expire and no new Purchase Payments will be accepted into the WB Plan. This set dollar amount, or “maximum WB amount,” is equal to 7% of the remaining GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount and future guaranteed withdrawals will be reduced in the manner discussed further below. You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than your remaining GLB amount. In all cases, the value you will receive upon a full withdrawal, or “surrender” of your Contract, will be your Contract’s Surrender Value and not the remaining GLB amount. Provided any remaining GLB amount is not reduced to zero, any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your remaining GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments unless your WB Plan has expired.

Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:

(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new remaining GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in this Appendix.)

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns 2 benefits will continue until your remaining GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until your remaining GLB amount has been reduced to zero.

For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in this Appendix.

If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the Prospectus to which this Appendix is attached.) In such case, the remaining GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been reduced to zero.

After your fifth Account Anniversary, you may elect to increase (“step-up”) your GLB amount or remaining GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Account Anniversary.) On the day we receive your step-up election notice in good order (the “Step-Up Date”), we will increase your GLB or remaining GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB or remaining GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB or remaining GLB amount if the current Account Value is greater than the current GLB or remaining GLB amount. If you are in the AB Plan, you must be less than age 85 on the Step-Up Date. If you are in the WB Plan, you must be less than age 81 on the Step-Up Date.

Following your step-up election, the rider fee may be changed to an amount that may be higher than your current Secured Returns 2 fee as discussed above. The rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

If you are participating in the AB Plan and you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will “mature” on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in this Appendix.)

If you have been receiving benefits under the WB Plan, a step-up may change your “maximum WB amount.” After the step up, your “maximum WB amount” will become the greater of the current “maximum WB amount” and 7% of your new remaining GLB amount. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new “maximum WB amount.” (See Example 8 in this Appendix.)

At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

Because Purchase Payments, under the WB Plan, are not allowed after your fourth Account Anniversary, you must be participating in the AB Plan to make any subsequent Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon “Step-Up Year” in which the Payment was made. (A “Step-Up Year” is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 – 10/01/11	100%
2	10/02/11 – 10/01/12	100%
3	10/02/12 – 10/01/13	85%
4	10/02/13 – 10/01/14	85%
5	10/02/14 – 10/01/15	85%
6	10/02/15 – 10/01/16	70%
7	10/02/16 – 10/01/17	70%
8	10/02/17 – 10/01/18	70%
9	10/02/18 – 10/01/19	60%
10	10/02/19 – 10/01/20	60%

Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in this Appendix.) It may be disadvantageous for you to make any such Purchase Payments that increase the GLB amount by less than 100% of the payment.

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Secured Returns 2. When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns 2 as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your remaining GLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount. In other words, we will not reduce your remaining GLB amount if a Yearly RMD Amount exceeds either your Maximum WB Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the remaining GLB amount per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds your Maximum WB Amount. Notice will be given to Contract Owners before we exercise this right.

If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount proportionally.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the Prospectus to which this Appendix is attached.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION YOU ELECTED SECURED RETURNS 2 ON JANUARY 1, 2005 WITH AN INITIAL PURCHASE PAYMENT OF $100,000. YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Low investment performance; no WB election.

•
Assume that you did not elect the WB plan at any time and that your Designated Fund had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

•	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.

•	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).

EXAMPLE 2: Low investment performance; no WB election; step-up elected.

•
Assume that you did not elect the WB plan at any time and that your Designated Fund had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

•
Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

•	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).

EXAMPLE 3: High investment performance; no WB election; refund applies.

•
Assume that you did not elect the WB plan at any time and that your Designated Fund had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

•	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.

•	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.

EXAMPLE 4: Low investment performance; WB election.

•
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

•	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

•
On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

•	On December 31, 2014, your remaining GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.

•	These withdrawals of $7,000 continue until the remaining GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates.

EXAMPLE 5: High investment performance; WB election; step-up elected.

•
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount, or $7,000).

•	On December 31, 2006, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.

•
On December 31, 2007, your remaining GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

•	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your remaining GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.

•	These $7,000 withdrawals continue. On December 31, 2020, the remaining GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.

•
Assume that you withdraw $3,000 on February 12, 2021. At this time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.

•	Assume that you did not elect the WB plan at any time.

•	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.

•	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).

•	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.

•	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.

•
Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

•	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your remaining GLB amount is now $95,000. Assume that your Account Value is now $88,000.

•
Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Account Year, so the maximum WB amount has not been exceeded yet. Your remaining GLB amount is now $90,000. Assume that your Account Value is now $80,000.

•
Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Account Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account Value is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

•
Because your withdrawals exceeded the maximum WB amount, your remaining GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new remaining GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the remaining GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) ÷ $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 ÷ 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance; step-up elected.

•
Assume that you elect the WB plan at the beginning of your second Account Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 remaining GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $124,000. Assume that you do not step-up. Your remaining GLB amount is still $100,000, and the maximum WB amount is still $7,000.

•
Assume that on March 3, 2010, your Account Value is now $125,000. You now make a withdrawal of $5,000. Your remaining GLB amount is now $95,000. Your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your remaining GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

•
Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Account Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your remaining GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

•
On January 2, 2011 you begin a new Account Year. Therefore, you can withdraw $8,400 in this new Account Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Account Year. On December 31, 2011, the remaining GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

•	Assume that you continue to withdraw $8,400 each Account Year. On December 31, 2023, the remaining GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.

•
Assume that you withdraw $7,400 on March 12, 2024. At that time, the remaining GLB amount is reduced to zero and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues.

EXAMPLE 9: Withdrawals with Subsequent Purchase Payments under the AB Plan; low investment performance.

•	Assume that you did not elect the WB Plan at any time.

•	On June 1, 2010, you make an additional $80,000 Purchase Payment.

•	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)].

•	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.

•
On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous remaining GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 – (40,000 ÷ 240,000)].

•	Assume you make no more withdrawals or Purchase Payments and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.

•	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).

EXAMPLE 10: Step-up and Subsequent Purchase Payments under the AB Plan; high investment performance; step-up elected; refund applies.

•
Assume that you did not elect the WB Plan at any time and that your Designated Fund had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

•	On June 1, 2011, you make an additional $80,000 Purchase Payment.

•
On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new Purchase Payment amount.

•
Your new AB Plan maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

•	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.

EXAMPLE 11: Withdrawals with Subsequent Purchase Payments under the WB Plan.

•
Assume that you elect the WB plan at the beginning of the second Account Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 remaining GLB amount or $7,000).

•	On January 1, 2007, your remaining GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.

•	On January 6, 2007, you make an additional Purchase Payment of $50,000.

•	Your remaining GLB amount is reset to $143,000 ($93,000 + $50,000).

•	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].

•	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

•	On January 1, 2008, your remaining GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional Purchase Payments and the maximum WB amount is withdrawn annually.

•
Assume that on January 1, 2016, your Account Value is $0. Your remaining GLB amount will be $48,500 [$132,500 – ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the remaining GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates.

EXAMPLE 12: Calculation of explicit rider charges.

•
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the first ten years. Also assume that you do not elect to step-up at any time.

•
On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

•
On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

•
On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.39 ($103,443.69 - $129.30).

•
This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

APPENDIX J -
SECURED RETURNS FOR LIFE PLUS SM

The optional living benefit known as Secured Returns for Life Plus (“Secured Returns for Life Plus,” “Benefit,” or “the rider”) was available for Contracts purchased on or after April 11, 2006, and prior to February 17, 2009. The following information applies to your Contract if you elected to participate in Secured Returns for Life Plus. Secured Returns for Life Plus is no longer available for sale on new Contracts. Since we are no longer offering Secured Returns for Life Plus to new Owners, renewals are no longer available.

Secured Returns for Life Plus provides a guarantee of a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals), during the accumulation period regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit (“AB”) Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit (“WB”) Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life. (You should note that the Benefit does not, in all cases, guarantee payments “for Life.” Certain actions you take may reduce, and even terminate, your Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value.)

In addition, Secured Returns for Life Plus includes a bonus feature (called the “Plus 5 Program”) that may increase the guaranteed amount under the WB Plan provided no withdrawals are taken during an Account Year. These bonuses will not increase your guaranteed amount under the AB Plan. We will, however, keep track of any bonuses while you are in the AB Plan and apply them to the WB Plan, if and when you transfer into the WB Plan. The bonuses under the Plus 5 Program are discussed further in this Appendix under “Plus 5 Program.”

We use the following definitions to describe how Secured Returns for Life Plus works:

AB Plan Maturity Date:
The date when the AB Plan matures. If you are younger than 85 on the Issue Date, your AB Plan Maturity Date is the later of your 10th Account Anniversary or 10 years from the date of your last step-up. (See “Step-Up.”) If you are 85 on the Issue Date, your AB Plan Maturity Date is your Maximum Annuity Commencement Date.

Plus 5 Period:	The period of time equal in length to the first 10 Account Years; or, if less than 10 years, the period of time up to the Account Year in which the oldest Participant attains age 80.

Bonus Base:
An amount that is equal to the initial Purchase Payment on the date the Contract is issued, and later is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals made during the Plus 5 Period.

Guaranteed Living Benefit Amount (the “GLB amount”):
The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the RGLB amount on the date you elect the WB Plan.

Remaining Guaranteed Living Benefit Amount (the “RGLB amount”):
The minimum amount guaranteed if you elected the WB Plan. The RGLB amount equals the GLB amount plus any accrued bonus amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals.

Guaranteed Living Benefit Base (the “GLB Base”):
A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:
A value equal to the RGLB amount on the WB Plan election date, if you are age 60 or older on said date. A value equal to the RGLB amount on the Account Anniversary on or immediately following your 59th birthday, if you are less than age 60 on the WB Plan election date. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:
The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Participant on the date of the first withdrawal under the WB Plan or most recent Step-Up Date. If your Contract is co-owned, the age of the oldest Participant will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

You and Your:
Under this optional living benefit, the terms “you” and “your” refer to the oldest Participant or the surviving spouse of the oldest Participant as described under “Death of Participant Under the AB Plan” and “Death of Participant Under the WB Plan.” In the case of a non-natural Participant, these terms refer to the oldest annuitant.

We also use the following acronyms when discussing the features of Secured Returns for Life Plus:

WB Plan	Guaranteed Minimum Withdrawal Benefit Plan

AB Plan	Guaranteed Minimum Accumulation Benefit Plan

GLB Amount	Guaranteed Living Benefit Amount

RGLB Amount	Remaining Guaranteed Living Benefit Amount

Maximum WB Amount	Maximum Guaranteed Minimum Withdrawal Benefit Amount

Maximum WB for Life Amount	Maximum Guaranteed Minimum Withdrawal Benefit for Life Amount

To participate in Secured Returns for Life Plus, all of your Account Value must be invested in a Designated Fund at all times during the term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the RGLB amount is reduced to zero and the Lifetime Income Base is zero. The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

When you elected to participate in Secured Returns for Life Plus, you are automatically enrolled in the AB Plan. At any time, you may elect instead to receive your benefits under the WB Plan, provided that you make the election prior to the earliest of the date your AB Plan matures, the Contract’s Maximum Annuity Commencement Date, and the date you annuitize. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Guaranteed Minimum Accumulation Benefit (“AB”) Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated to the Designated Fund in which you are invested at that time.

Your GLB amount and your Bonus Base are equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described in this Appendix under “Step -Up”) and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Account Anniversary will be reduced depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage added to the GLB amount and to the Bonus Base
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Plus Benefit. In particular, Purchase Payments made after the second Account Year may significantly reduce the value of this Benefit to you.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life Plus. (See “Refund of Secured Returns for Life Plus Charges Under the AB Plan” in this Appendix.) For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in this Appendix.

Guaranteed Minimum Withdrawal Benefit (“WB”) Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount even if your Account Value becomes zero. Each Account Year during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Account Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described in this Appendix under “Withdrawals Under Secured Returns for Life Plus.”

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Account Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Account Year after your first Account Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Account Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed in this Appendix under “Withdrawals Under Secured Returns for Life Plus.”

Your Guaranteed Living Benefit Base is also set equal to the RGLB amount on the date you elect to participate in the Guaranteed Minimum Withdrawal Benefit Plan. Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described above under “Guaranteed Minimum Accumulation Benefit (“AB”) Plan” plus any accrued bonuses. This value is used to determine your Maximum WB for Life Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

•	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

•	your first Account Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount
65 or older	5% of the Lifetime Income Base
64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Account Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See “Withdrawals Under Secured Returns for Life Plus” in this Appendix.)

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawal under the WB Plan as shown in the above chart or your most recent “Step-Up Date,” described in this Appendix under “Step-Up.” Under the WB Plan, after your fourth Account Anniversary, you may not make any additional Purchase Payments unless your Benefit under the rider has been cancelled, terminated, or revoked. After the fourth Account Anniversary, any Purchase Payments you submit while participating in the WB Plan will be returned to you.

For examples of how we calculate benefits under the WB Plan, see Examples 5 and 6 in this Appendix.

Plus 5 Program

The Plus 5 Program gives you the opportunity to increase your Secured Returns for Life Plus Benefit if you defer taking withdrawals. That is to say, if you have selected the Benefit and you do not take any withdrawals in the early Account Years, you will be able to take larger withdrawals in the later Account Years. Under Secured Returns for Life Plus, the Plus 5 Program is automatically available to you during your first 10 Account Years (the “Plus 5 Period”). However, if you are 70 or older on the Issue Date, the Plus 5 Period ends on your 80th birthday. Under the Plus 5 Program, if you do not take any withdrawals during any one or more Account Years, we will automatically calculate a bonus based upon your initial Purchase Payment (the “Bonus Base”) and adjusted for additional Purchase Payments, step-ups, and partial withdrawals. Although we calculate the amount of your bonus each year regardless of whether you are participating in the AB Plan or the WB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan, as follows:

•
Assume you are participating in the AB Plan. Under this Plan, you only have the potential for increasing the amount of your withdrawals in later Account Years. For each year you do not take a withdrawal during the Plus 5 Period, we will calculate a bonus equal to 5% of your Bonus Base and add it to an existing accrued bonus amount. The bonuses you earn will accumulate but will not increase your Account Value, your GLB amount, or any guarantee payments you receive under the AB Plan. If you choose to switch to the WB Plan, that potential for larger withdrawals will be realized. When you switch to the WB Plan, we will set your RGLB amount to equal your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan.

•
Assume you are participating in the WB Plan. Under this Plan, the potential for larger withdrawals will be realized. Each year you do not take a withdrawal during the Plus 5 Period, we will not only calculate a bonus equal to 5% of your Bonus Base, but we will add that bonus to your RGLB amount on your Account Anniversary (prior to calculating your new GLB Base or Lifetime Income Base). In this way, your withdrawals under the WB Plan will be larger in the later years than they would have been without the Plus 5 Program. Each time we add a bonus to the RGLB amount, we will also recalculate your GLB Base and Lifetime Income Base as described below.

After the addition of any bonus, your new GLB Base will be the greater of:

•	your GLB Base prior to the addition of the amount of any bonus, and

•	your RGLB amount after the addition of any applicable bonus.

If your age is within our age limitations, we will calculate a new Lifetime Income Base. Your new Lifetime Income Base will be equal to the greater of:

•	your Lifetime Income Base prior to the addition of the bonus amount, and

•	the lesser of:

•	your RGLB amount after the addition of the bonus amount, and

•	your previous Lifetime Income Base plus the addition of any bonus amount.

While you are participating in the AB Plan during the Plus 5 Period, any bonuses that apply to your Contract will only accumulate and will not increase your GLB amount or any guarantee payments you receive under the AB Plan. However, for each Account Year that you do not take a withdrawal during the Plus 5 Period, the bonus will be calculated and added to the existing accrued bonus amount. Before taking a withdrawal during the Plus 5 Period, you should carefully consider the negative effect this will have on your Plus 5 bonuses.

When and if you elect to participate in the WB Plan, your RGLB amount is set equal to your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan. Your accrued bonus amount will then be set at zero. Any future bonus amounts, if applicable, while you are participating in the WB Plan, will be added each year, as described above.

Bonuses under the Plus 5 Program do not increase your Account Value; you can benefit from any such bonus only if you choose the WB Plan.

Cost of Secured Returns for Life Plus

Unlike other Contract charges, the charge for Secured Returns for Life Plus will not be calculated as a percentage of average daily net assets as described under “Variable Accumulation Unit Value” in the prospectus to which this Appendix is attached. Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year for Secured Returns for Life Plus is currently equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.125%. (See Example 18 in this Appendix.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. The maximum charge you can pay for Secured Returns for Life Plus in any one Account Year is equal to 0.50% of the highest Account Value at any point in that Account Year.

We will continue to deduct this charge until:

•	you annuitize or

•	under the provisions of Secured Returns for Life Plus:

•	your Benefit matures;

•	your Benefit is revoked (see “Revocation of Secured Returns for Life Plus” in this Appendix); or

•	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Fund, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge, until the 7th Account Anniversary. (See “Cancellation of Secured Returns for Life Plus” in this Appendix.)

Withdrawals Under Secured Returns for Life Plus

All withdrawals under Secured Returns for Life Plus are subject to withdrawal charges if they are in excess of your annual free withdrawal amount. (See “Free Withdrawal Amount” under “Withdrawal Charge” in the prospectus to which this Appendix is attached) In addition, any withdrawals you take under Secured Returns for Life Plus may reduce the value of your Benefit under the rider. Such withdrawals affect your Benefit differently depending upon whether you are participating in the AB Plan or the WB Plan. In either case, however, a withdrawal may reduce the value of the Benefit by an amount greater than the amount of the withdrawal.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your Benefit under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your Benefit, we will reduce the amount we credit proportionally to the amount withdrawn.

You should be aware that, if your Account Value is less than the amount of your Benefit at the time a withdrawal is taken, your GLB amount will be reduced by an amount equal to or more than the amount withdrawn. Thus, withdrawals taken in a down market could severely reduce, and even terminate, your benefits under Secured Returns for Life Plus, including reducing your Account Value to zero and thereby terminating your Contract without value.

We will also proportionally reduce your Bonus Base and any accrued bonuses using a similar calculation. (See Example 3 in this Appendix.) However, as discussed in detail in this Appendix under “Plus 5 Program,” even though the Bonus Base and accrued bonuses are calculated while you are in the AB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced by the amount of the withdrawal, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Account Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. You should be aware that, if you withdraw more than your Maximum WB Amount at time when your Account Value is less than the amount of your Benefit, your RGLB amount will be reduced by an amount equal to or more than the excess amount withdrawn. Thus, withdrawals taken in a down market could severely reduce, and even terminate, your benefits under Secured Returns for Life Plus, including reducing your Account Value to zero and thereby terminating your Contract without value.

Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:

•	your previous RGLB amount, reduced by the amount of the withdrawal, and

•	your Account Value after the withdrawal.

Your new GLB Base will be the lesser of:

•	your previous GLB Base reduced by the amount of the withdrawal in excess of the Maximum WB Amount, and

•	your Account Value after the withdrawal.

Your new Bonus Base will be the lesser of:

•	your previous Bonus Base reduced by the amount of the withdrawal in excess of the Maximum WB Amount, and

•	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of your new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your Benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced by the amount of such withdrawals, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive, subject to the other terms and conditions described herein.

If, however, in any one Account Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of:

•	your previous Lifetime Income Base reduced by the amount of the withdrawal in excess of the Maximum WB for Life Amount, and

•	the Account Value after the withdrawal.

Your new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the most recent “Step-Up Date,” if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Most Recent Step-Up Date	New Maximum WB for Life Amount
65 or older	5% of the new Lifetime Income Base
64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Account Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:

•
A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce and even terminate your Secured Returns for Life Plus Benefits, including reducing your Account Value to zero and thereby terminating your Contract without value.

•
If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will terminate and your Contract will terminate without value.

•
If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)
You could choose to receive the Maximum WB for Life Amount, if any, until you die. In that case, after your death, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero; or

(2)	You (or your beneficiary if you have died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see Examples 5 through 7 and Examples 11 and 12 in this Appendix.

Annuitization Under the WB Plan

Under the WB Plan, if your Account Value is greater than zero on the Maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the Maximum Annuity Commencement Date you may elect to:

•	annuitize the Contract as described under “THE INCOME PHASE - ANNUITY PROVISIONS” in the prospectus to which this Appendix is attached;

•	surrender your Contract;

•	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

•	receive the Maximum WB for Life Amount each year until a Participant dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the death benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we may automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain. Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” in the prospectus to which this Appendix is attached.

Cancellation of Secured Returns for Life Plus

Transfers among the Designated Funds are permitted as described in the prospectus to which this Appendix is attached under “Transfer Privilege.” If, however, you transfer some or all of your Account Value out of the Designated Funds, the Secured Returns for Life Plus benefits will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns for Life Plus benefits will be cancelled. A change of ownership of the Contract may also cancel Secured Returns for Life Plus.

Once Secured Returns for Life Plus has been cancelled, it cannot be reinstated. After cancellation of the benefits, you will continue to pay the annual charge for Secured Returns for Life Plus until your 7th Account Anniversary.

Revocation of Secured Returns for Life Plus

Anytime after your 7th Account Anniversary, you may revoke Secured Returns for Life Plus. Once revoked, Secured Returns for Life Plus may not be reinstated. After Secured Returns for Life Plus has been revoked, all benefits and charges will end.

Step-Up

On or after your first Account Anniversary, you may elect to increase your guaranteed amount to your then current Account Value. Currently, this step-up election may be made on any day after your first Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the first or any subsequent Account Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the “Step-Up Date”), we will increase your GLB amount and Bonus Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least one full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

•	your current Account Value is greater than the current GLB amount, and

•	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your Bonus Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least one full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

•	your current Account Value is greater than the current GLB Base and greater than the current Lifetime Income Base, and

•	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the above $5,000,000 limits, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your Maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the Maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefits under the AB Plan will “mature” on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Plus charge, i.e. the “AB Plan Maturity Date”). If you elect to step-up your GLB amount, the term of your benefits under the AB Plan will change. After you make a step-up election, your benefits under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See Example 4 in this Appendix.) Accrued bonus amounts after step-up under the AB Plan will be equal to the greater of:

•	the accrued bonus amount before step-up less the difference between the GLB amount after and before step-up, and

•	zero.

Thus, a step-up while the AB Plan is in effect will cause a reduction in the amount of any accrued bonuses.

Following your step-up election, the rider fee will be changed to an amount equal to the Secured Returns for Life Plus fee charged on newly issued Contracts at that time. This fee may be higher than your current fee as set forth in this Appendix under “Cost of Secured Returns for Life Plus.” If we are no longer issuing new Contracts with the Secured Returns for Life Plus Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your Maximum Annuity Commencement Date. After the step-up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See Example 8 in this Appendix.)

If your Benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described in this Appendix under “Guaranteed Minimum Withdrawal Benefit (‘WB’) Plan”. (See Example 16 in this Appendix.)

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, any subsequent Purchase Payment will increase, by the full amount of the payment, the RGLB amount, the GLB Base, the Bonus Base, and the Lifetime Income Base, if applicable. After your fourth Account Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount and the Bonus Base under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon the “Step-Up Year” in which the Payment was made. (A “Step-Up Year” is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2010, and elected to step-up your Contract on October 1, 2015. Under the AB Plan that you have elected, your Benefit matures on October 1, 2025. For any subsequent Purchase Payments you make into this Contract, your GLB amount and your Bonus Base would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount and the Bonus Base
1	10/02/15 – 10/01/16	100%
2	10/02/16 – 10/01/17	100%
3	10/02/17 – 10/01/18	85%
4	10/02/18 – 10/01/19	85%
5	10/02/19 – 10/01/20	85%
6	10/02/20 – 10/01/21	70%
7	10/02/21 – 10/01/22	70%
8	10/02/22 – 10/01/23	70%
9	10/02/23 – 10/01/24	60%
10	10/02/24 – 10/01/25	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2020 would be guaranteed, whereas 85% of a subsequent Purchase Payment made on October 1, 2020 would be guaranteed. It may be to your disadvantage to make any such Purchase Payments that increase the GLB amount by less that 100% of the payment.

Refund of Secured Returns for Life Plus Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Returns for Life Plus (“Refund Amount”) by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated to the Designated Fund in which you are invested on such AB Plan Maturity Date. No refund of the Secured Returns for Life Plus charges will be made if you change from the AB Plan to the WB Plan.

Death of Participant Under the AB Plan

If any Participant dies while participating in the AB Plan, all benefits and charges under Secured Returns for Life Plus will automatically terminate when we receive Due Proof of Death, unless the surviving spouse is the sole Beneficiary and elects to continue the Contract. In that case, the surviving spouse has three options under the Contract.

(1)
The spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the prospectus to which this Appendix is attached.) The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

(2)
The surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the Maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

(3)
The surviving spouse can elect to participate in a new Secured Returns for Life Plus rider on the original Contract (assuming that the rider is available to new Participants at the time of election and the surviving spouse meets certain eligibility requirements) and, thus, be eligible to receive lifetime withdrawal benefits. If the surviving spouse makes such election: (a) the rider charge will be equal to the rider charge on newly issued Contracts; (b) the GLB amount and the Bonus Base will be equal to the Account Value after the death benefit has been credited; and (c) the spouse will be enrolled in the AB Plan. If the spouse elects to switch to the WB Plan, the GLB Base and the RGLB amount will be the GLB amount on the date the spouse elected to participate in the WB Plan. The Lifetime Income Base will be the RGLB amount on:

•	the date the surviving spouse elected to participate in the WB Plan, if the spouse is age 60 or older on that date, or

•	the Account Anniversary after the surviving spouse reaches age 59, if the spouse is 59 or younger on the date of the WB Plan election.

If the Contract is not continued by the surviving spouse following a Participant’s death while participating in the AB Plan, the Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Death of Participant Under the WB Plan

If any Participant dies while participating in the WB Plan, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If the surviving spouse is the sole Beneficiary and elects to continue the Contract, the spouse has two additional options under the Contract:

(1)
The surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to the spouse. All other benefits under the WB Plan will continue, for the surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the prospectus to which this Appendix is attached) The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

(2)
The surviving spouse can elect to participate in a new Secured Returns for Life Plus benefit on the original contract (subject to the terms and conditions described above under “Death of Participant Under the AB Plan”) and, thus, be eligible to receive lifetime withdrawal benefits.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Secured Returns for Life Plus. When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life Plus as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base, Lifetime Income Base, or Bonus Base, if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the GLB Base, Lifetime Income Base, Bonus Base, or all of these amounts, per the terms of the rider regarding Excess Withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount. Notice will be given to Contract Owners before we exercise this right.

If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount, Bonus Base and any accrued bonus amounts proportionally (see “Withdrawals Under Secured Returns for Life Plus” in this Appendix).

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION THAT YOU ELECTED SECURED RETURNS FOR LIFE PLUS ON JANUARY 1, 2007 WITH AN INITIAL PURCHASE PAYMENT OF $100,000. YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you remain in the AB plan until it “matures” on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $50,000 ($5,000 per year for ten years). Since your rider has “matured” in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $88,000. Since your Account Value is less than your GLB amount by $12,000, an amount equal to $12,000 will be deposited into your Contract ($100,000 - $88,000).

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments; Refund Applies.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on May 20, 2009, you make a Purchase Payment of $80,000. Since you are in your third Account Year, your GLB amount is increased by 85% of this Purchase Payment. Therefore, your new GLB amount is $168,000 (old GLB amount of $100,000 plus 85% of $80,000). Your new Bonus Base is also $168,000 (old Bonus Base of $100,000 plus 85% of $80,000). Your accrued bonus amount remains at $10,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $18,400, which equals $8,400 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $168,000.

•
Assume that you remain in the AB Plan until it “matures” on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $77,200 ($5,000 per year for two years plus $8,400 per year for eight years). Since your rider “matured” in the AB Plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $200,000. Assume that the total rider charges you paid were $8,375.

•
Because your Account Value is greater than your GLB amount ($200,000 vs. $168,000), your Contract will be credited with an amount equal to the rider charges you have paid ($8,375), increasing your Account Value to $208,375.

EXAMPLE 3: Withdrawals under AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on March 10, 2009 (in your third Account Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750.

•
Assume that you take no more withdrawals in your third Account Year. Therefore, on January 1, 2010, your GLB amount remains at $87,500, and your Bonus Base also remains at $87,500. Since you made a withdrawal in your third Account Year, you do not accrue a bonus amount in that Account Year. Therefore, your accrued bonus amount remains at $8,750.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $13,125, which equals $4,375 (5% of the Bonus Base) plus your previous accrued bonus amount of $8,750. Since no withdrawals were been taken, your GLB amount and your Bonus Base both remain at $87,500.

•
Assume that you remain in the AB plan until it “matures” on January 1, 2017. Assume that you take no more withdrawals from your contract. Your accrued bonus amount is $39,375 ($8,750 total for the first two years plus $4,375 per year for seven years). Since your rider has “matured” in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $80,000. Since your Account Value is less than your GLB amount by $7,500, an amount equal to $7,500 will be deposited into your Contract ($87,500 - $80,000).

EXAMPLE 4: Step-up elected under AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on January 1, 2010 your Account Value is $118,000. Since you have passed your first Account Anniversary and have not stepped-up with the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan “maturity date” is now January 1, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

•
Assume that you remain in the AB plan until it “matures” on January 1, 2020. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $41,300 ($5,900 per year for seven years). Since your rider has “matured” in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2020 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.

•	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually.

•	On January 1, 2007:

•	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday
•	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
•	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

•	On December 31, 2007, after your first systematic withdrawal of $5,000, your Maximum WB Amount:

•	Your Account Value is reduced by the amount of the withdrawal [$5,000].
•	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday.
•	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

•
Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2009, you celebrate your 59th birthday. On January 1, 2010:

•	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
•	Your RGLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
•	Your Lifetime Income Base is set at $85,000 [an amount equal to the RGLB amount on your first Account Anniversary after your 59th birthday].
•	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
•	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

•
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

•	Your Account Value equals zero.
•	Your RGLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 – ($3,400 x 20)]
•	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Account Year.
•	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Account Year.
•	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

•
Assume you elect to take annual payments of your Maximum WB for Life Amount. Therefore you will continue to receive $3,400 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $5,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.

•	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.

•	On January 1, 2007:

•	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
•	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

•	On December 31, 2007, after your first systematic withdrawal of $4,000:

•	Your Account Value is reduced by the amount of the withdrawal [$4,000].
•	Your RGLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
•	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
•	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

•
Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Account Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2010:

•	Your RGLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
•	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
•	Your Maximum WB Amount is $7,500 [5% of your new GLB Base]
•	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
•	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base]
•	Your Bonus Base, increased by the subsequent Purchase Payment, is $150,000.

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

•
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2030:

•	Your Account Value equals zero.
•	Your RGLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 – ($6,000 x 20)].
•	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
•	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
•	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

•
Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000. Therefore, you will continue to receive $6,000 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $7,500 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 7: Withdrawals under WB Plan Exceeding Maximum WB Amount.

•
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2007. Assume that your Designated Fund had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2007:

•	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
•	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

•	On December 31, 2007, after you take a withdrawal of $6,000, your Account Value is $92,000:

•	Your RGLB amount is reduced to $92,000 [the lesser of (1) your current RGLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
•	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
•	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
•
Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

•	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base].
•	Your Bonus Base is reduced to $92,000 [the lesser of (1) your current Bonus Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].

•
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Fund, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your RGLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

•	Assume your fund earns -2% in Account Year 14, and that you take another $6,000 withdrawal. On December 31, 2020:

•	Your Account Value is $1,457.
•	Your RGLB amount is $1,457 [the lesser of (1) your current RGLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
•	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 – ($6,000 - $380)] and (2) your new Account Value [$1,457]].
•	Your Maximum WB Amount equals $73 [5% of your new GLB Base].
•	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
•	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your RGLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your RGLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your RGLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 8: Step-up elected under WB Plan.

•
Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Fund had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2007:

•	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
•	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

•	On December 31, 2007, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:

•	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
•	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

•	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2009:

•	Your Account Value is $103,184.
•	Your RGLB amount is $85,000 [$100,000 - ($5,000 x 3)].
•	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
•	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
•	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
•	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
•	Your Bonus Base is still $100,000 because you withdrew no more than your Maximum WB Amount.

Because your Account Value is greater than your RGLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2010*:

•	Your Account Value is $103,184.
•	Your RGLB amount is $103,184.
•	Your GLB Base is $103,184.
•	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
•	Your Lifetime Income Base is $103,184.
•	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
•	Your Bonus Base is $103,184.

*
Note: Assume instead that you elected to step-up sometime in 2010 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount of $5,159 would apply so that you could withdraw an additional $159 during the remainder of 2010 without exceeding your maximum amounts.

EXAMPLE 9: WB election at issue; Withdrawals not taken immediately.

•
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

•
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,500 in your third Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $110,000 - $5,500, or $104,500. Your GLB Base will remain at $110,000, so your Maximum WB Amount will remain at 5% of $110,000, or $5,500. Your LIB will also remain at $110,000, so your Maximum WB for Life Amount will remain at 5% of $110,000, or $5,500.

•
Assume that you remain alive and that you continue to make withdrawals of $5,500 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your LIB is still $110,000. Therefore, you can continue to receive $5,500 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 10: WB election at issue; subsequent Purchase Payments made; withdrawals not taken immediately.

•
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

•
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you make a Purchase Payment of $60,000 in your second Account Year. Your RGLB amount, GLB Base, LIB, and Bonus Base are all increased by the amount of the Purchase Payment. Therefore, your RGLB amount, GLB Base, and LIB are all now equal to $105,000 plus $60,000 = $165,000. Your Bonus Base is now equal to $100,000 plus $60,000 = $160,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $8,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $173,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $165,000, and
(ii)	your new RGLB amount of $173,000.
Therefore, your GLB Base is now $173,000, and your new Maximum WB Amount is 5% of $173,000, or $8,650.
Your LIB will now become the greater of:
(i)	your old LIB of $165,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $173,000, and
(b)	your old LIB of $165,000 plus the bonus amount of $8,000.
Therefore, your LIB is now $173,000, and your new Maximum WB for Life Amount is 5% of $173,000, or $8,650. Your Bonus Base remains at $160,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $8,650 in your third Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $173,000 - $8,650, or $164,350. Your GLB Base will remain at $173,000, so your Maximum WB Amount will remain at 5% of $173,000, or $8,650. Your LIB will also remain at $173,000, so your Maximum WB for Life Amount will remain at 5% of $173,000, or $8,650. Your Bonus Base will remain at $160,000.

•
Assume that you remain alive and that you continue to make withdrawals of $8,650 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $173,000. Therefore, you can continue to receive $8,650 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 11: WB election at issue; withdrawals taken.

•
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

•
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,250 in your second Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $105,000 - $5,250, or $99,750. Your GLB Base will remain at $105,000, so your Maximum WB Amount will remain at 5% of $105,000, or $5,250. Your LIB will also remain at $105,000, so your Maximum WB for Life Amount will remain at 5% of $105,000, or $5,250. Since your withdrawal did not exceed your Maximum WB Amount, your Bonus Base will remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $104,750. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $104,750.
Therefore, your GLB Base remains at $105,000, and your Maximum WB Amount remains at 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $104,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB remains at $105,000, and your Maximum WB for Life Amount remains at 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $109,750. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $109,750.
Therefore, your GLB Base is now $109,750, and your new Maximum WB Amount is 5% of $109,750, or $5,487.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $109,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $109,750, and your new Maximum WB for Life Amount is 5% of $109,750, or $5,487. Your Bonus Base remains at $100,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,487 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $5,487 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $109,750. Therefore, you can continue to receive $5,487 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 12: WB election at issue; Excess Withdrawal taken.

•
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

•
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you take a withdrawal of $6,000 in your second Account Year. This withdrawal exceeds both your Maximum WB Amount and your Maximum WB for Life Amount of $5,250. Assume that your Account Value equals $90,000 after you make this withdrawal. Your RGLB amount will be reduced to the lesser of:

(i)	your old RGLB amount of $105,000 minus the $6,000 withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new RGLB amount is $90,000.
Your GLB Base will be reduced to the lesser of:
(i)	your old GLB Base of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new GLB Base is $90,000. Your new Maximum WB Amount is 5% of $90,000, or $4,500.
Your Bonus Base will be reduced to the lesser of:
(i)	your old Bonus Base of $100,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new Bonus Base is $90,000.
Your LIB will be reduced to the lesser of:
(i)	your old LIB of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new LIB is $90,000. Your new Maximum WB for Life Amount is 5% of $90,000, or $4,500.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $94,500. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $90,000, and
(ii)	your new RGLB amount of $94,500.
Therefore, your GLB Base is now $94,500, and your new Maximum WB Amount is 5% of $94,500, or $4,725.
Your LIB will now become the greater of:
(i)	your old LIB of $90,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $94,500, and
(b)	your old LIB of $90,000 plus the bonus amount of $4,500.
Therefore, your LIB is now $94,500, and your new Maximum WB for Life Amount is 5% of $94,500, or $4,725. Your Bonus Base remains at $90,000.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $99,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $94,500, and
(ii)	your new RGLB amount of $99,000.
Therefore, your GLB Base is now $99,000, and your new Maximum WB Amount is 5% of $99,000, or $4,950.
Your LIB will now become the greater of:
(i)	your old LIB of $94,500, and
(ii)	the lesser of:
(a)	your new RGLB amount of $99,000, and
(b)	your old LIB of $94,500 plus the bonus amount of $4,500.
Therefore, your LIB is now $99,000, and your new Maximum WB for Life Amount is 5% of $99,000, or $4,950. Your Bonus Base remains at $90,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $4,950 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $4,950 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $99,000. Therefore, you can continue to receive $4,950 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 13: WB election at issue; withdrawals not taken immediately; Step-up elected.

•
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

•
Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $115,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $110,000, and
(ii)	your new RGLB amount of $115,000.
Therefore, your GLB Base is now $115,000, and your new Maximum WB Amount is 5% of $115,000, or $5,750.
Your LIB will now become the greater of:
(i)	your old LIB of $115,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $115,000, and
(b)	your old LIB of $110,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $115,000, and your new Maximum WB for Life Amount is 5% of $115,000, or $5,750. Your Bonus Base remains at $100,000.

•
Assume that on January 2, 2010 your Account Value is $118,000. Since you have passed your first Account Anniversary and have not stepped-up within the past year, and since your Account Value is greater than both the GLB Base and the LIB, you may step up your WB plan guarantees. Assume that you do elect to step up. Your RGLB amount, your GLB Base, your LIB and your Bonus Base are all now equal to $118,000. Your new Maximum WB Amount is 5% of $118,000, or $5,900. Your new Maximum WB for Life Amount is 5% of $118,000, or $5,900.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $123,900. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $118,000, and
(ii)	your new RGLB amount of $123,900.
Therefore, your GLB Base is now $123,900, and your new Maximum WB Amount is 5% of $123,900, or $6,195.
Your LIB will now become the greater of:
(i)	your old LIB of $118,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $123,900, and
(b)	your old LIB of $118,000 plus the bonus amount of $5,900.
Therefore, your LIB is now $123,900, and your new Maximum WB for Life Amount is 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,195 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $123,900 - $6,195, or $117,705. Your GLB Base will remain at $123,900, so your Maximum WB Amount will remain at 5% of $123,900, or $6,195. Your LIB will also remain at $123,900, so your Maximum WB for Life Amount will remain at 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

•
Assume that you remain alive and that you continue to make withdrawals of $6,195 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $123,900. Therefore, you can continue to receive $6,195 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 14: Switch from AB to WB; No withdrawals under the AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that while you are in your fourth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $100,000 plus your accrued bonus amount of $15,000, for a total of $115,000. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $115,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,750. Your Maximum WB for Life Amount equals 5% of your LIB, or $5,750. Your Bonus Base remains at $100,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $120,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $115,000, and
(ii)	your new RGLB amount of $120,000.
Therefore, your GLB Base is now $120,000, and your new Maximum WB Amount is 5% of $120,000, or $6,000.
Your LIB will now become the greater of:
(i)	your old LIB of $115,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $120,000, and
(b)	your old LIB of $115,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $120,000, and your new Maximum WB for Life Amount is 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,000 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $120,000 - $6,000, or $114,000. Your GLB Base will remain at $120,000, so your Maximum WB Amount will remain at 5% of $120,000, or $6,000. Your LIB will also remain at $120,000, so your Maximum WB for Life Amount will remain at 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

•
Assume that you remain alive and that you continue to make withdrawals of $6,000 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $120,000. Therefore, you can continue to receive $6,000 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 15: Switch from AB to WB; Withdrawals under the AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on March 10, 2009 (in your third Account Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn.

Therefore, your new GLB amount is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750

•
Assume that while you are in your fourth Account Year, you switch to the WB plan. Your RGLB amount is now equal to your old GLB amount of $87,500 plus your accrued bonus amount of $8,750, for a total of $96,250. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $96,250. Your Maximum WB Amount equals 5% of your GLB Base, or $4,812. Your Maximum WB for Life Amount equals 5% of your LIB, or $4,812. Your Bonus Base remains at $87,500. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,375, which equals 5% of the Bonus Base. Your new RGLB amount is now $100,625. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $96,250, and
(ii)	your new RGLB amount of $100,625.
Therefore, your GLB Base is now $100,625, and your new Maximum WB Amount is 5% of $100,625, or $5,031.
Your LIB will now become the greater of:
(i)	your old LIB of $96,250, and
(ii)	the lesser of:
(a)	your new RGLB amount of $100,625, and
(b)	your old LIB of $96,250 plus the bonus amount of $4,375.
Therefore, your LIB is now $100,625, and your new Maximum WB for Life Amount is 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,031 in your fifth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $100,625 - $5,031, or $95,594. Your GLB Base will remain at $100,625, so your Maximum WB Amount will remain at 5% of $100,625, or $5,031. Your LIB will also remain at $100,625, so your Maximum WB for Life Amount will remain at 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

•
Assume that you remain alive and that you continue to make withdrawals of $5,031 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $100,625. Therefore, you can continue to receive $5,031 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 16: Switch from AB to WB; Step-up while in AB Plan.

•
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on January 2, 2010 your Account Value is $118,000. Since you have passed your first Account Anniversary and have not stepped-up within the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan “maturity date” is now January 2, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

•
Assume that while you are in your fifth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $118,000 plus your accrued bonus amount of $5,900, for a total of $123,900. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $123,900. Your Maximum WB Amount equals 5% of your GLB Base, or $6,195. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,195. Your Bonus Base remains at $118,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

•
Assume that you take no withdrawals in your fifth Account Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $129,800. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $123,900, and
(ii)	your new RGLB amount of $129,800.

Therefore, your GLB Base is now $129,800, and your new Maximum WB Amount is 5% of $129,800, or $6,490.
Your LIB will now become the greater of:
(i)	your old LIB of $123,900, and
(ii)	the lesser of:
(a)	your new RGLB amount of $129,800, and
(b)	your old LIB of $123,900 plus the bonus amount of $5,900.
Therefore, your LIB is now $129,800, and your new Maximum WB for Life Amount is 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,490 in your sixth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $129,800 - $6,490, or $123,310. Your GLB Base will remain at $129,800, so your Maximum WB Amount will remain at 5% of $129,800, or $6,490. Your LIB will also remain at $129,800, so your Maximum WB for Life Amount will remain at 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

•
Assume that you remain alive and that you continue to make withdrawals of $6,490 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $129,800. Therefore, you can continue to receive $6,490 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if Account Value drops to zero, the Contract terminates.

EXAMPLE 17: Switch from AB to WB; Step-up while in AB Plan.

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Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your second Account Year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that you take no withdrawals in your third Account Year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on January 2, 2010 your Account Value is $112,000. Since you have passed your first Account Anniversary and have not stepped-up within the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $112,000. Assume that you do elect to step up. Your GLB amount is now equal to $112,000. Also, your Bonus Base is now equal to $112,000. Your AB plan “maturity date” is now January 2, 2020. Since your new GLB amount of $112,000 is less than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, less your new GLB amount of $112,000. Therefore, your new accrued bonus amount is $3,000.

•
Assume that you take no withdrawals in your fourth Account Year. Therefore, on January 1, 2011, your accrued bonus amount is $8,600, which equals $5,600 (5% of the Bonus Base) plus your previous accrued bonus amount of $3,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $112,000.

•
Assume that while you are in your fifth Account Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $112,000 plus your accrued bonus amount of $8,600, for a total of $120,600. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $120,600. Your Maximum WB Amount equals 5% of your GLB Base, or $6,030. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,030. Your Bonus Base remains at $112,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

•
Assume that you take no withdrawals in your fifth Account Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,600, which equals 5% of the Bonus Base. Your new RGLB amount is now $126,200. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $120,600, and
(ii)	your new RGLB amount of $126,200.
Therefore, your GLB Base is now $126,200, and your new Maximum WB Amount is 5% of $126,200, or $6,310.
Your LIB will now become the greater of:
(i)	your old LIB of $120,600, and
(ii)	the lesser of:
(a)	your new RGLB amount of $126,200, and
(b)	your old LIB of $120,600 plus the bonus amount of $5,600.
Therefore, your LIB is now $126,200, and your new Maximum WB for Life Amount is 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

•
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,310 in your sixth Account Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $126,200 - $6,310, or $119,890. Your GLB Base will remain at $126,200, so your Maximum WB Amount will remain at 5% of $126,200, or $6,310. Your LIB will also remain at $126,200, so your Maximum WB for Life Amount will remain at 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

•
Assume that you remain alive and that you continue to make withdrawals of $6,310 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $126,200. Therefore, you can continue to receive $6,310 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if the Account Value drops to zero, the Contract terminates.

EXAMPLE 18: Calculation of Explicit Rider Charges.

•
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

•
On March 31, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $101,196.79. The charge deducted on March 31, 2007 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2007 is $101,070.29 ($101,196.79 - $126.50).

•
On June 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $102,307.23. The fee deducted on June 30, 2007 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2007 is $102,179.35 ($102,307.23 - $127.88).

•
On September 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $103,443.69. The fee deducted on September 30, 2007 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2007 is $103,314.39 ($103,443.69 - $129.30).

•
This pattern continues until the maturity date for your Benefit of January 1, 2017. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life Plus charges that have been made. Note that if Secured Returns for Life Plus was revoked or cancelled before the maturity date for your Benefit of January 1, 2017, then no Secured Returns for Life Plus credit will be made to your Account.

EXAMPLE 19: One Year Step-up elected under AB Plan.

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Assume that you are age 65 at issue. Assume that you elect the AB plan. Your Guaranteed Living Benefit amount (“GLB amount”) at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Account Year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

•
Assume that on January 1, 2008 your Account Value is $118,000. Since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan Maturity Date is now January 1, 2018. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $5,000, your new accrued bonus amount is set equal to $0.

•
Assume that you remain in the AB plan until it “matures” on January 1, 2018. Assume that you have taken no withdrawals since your Contract was issued. Your accrued bonus amount is $53,100 ($5,900 per year for nine years). Since your rider has “matured” in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2018 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

APPENDIX K -
RETIREMENT INCOME ESCALATORSM

The optional living benefit known as Retirement Income Escalator (“RIE” or “the rider") was available for all Contracts purchased on or after May 5, 2008 and prior to October 20, 2008 and certain contracts purchased on or after October 20, 2008. The following information applies to your Contract if you elected to participate in RIE. RIE is no longer available for sale on new Contracts.

RIE provides an annual income guarantee for life. You can withdraw up to a guaranteed amount each year and, provided you meet certain requirements, we will continue to send you the guaranteed amount even if your Account Value should go to zero. Your income amount will not decrease, provided that your withdrawals do not exceed the guaranteed amount in any year. In general, the longer you wait for your first withdrawal under RIE, the larger the guaranteed annual income amount. To describe how RIE works, we use the following definitions:

RIE Coverage Date:	Your Issue Date if you are at least age 59½ at issue; otherwise, the first Account Anniversary after you attain age 59½.

Annual Withdrawal Amount:
The total guaranteed amount available for withdrawal each Account Year during your life, provided that you comply with certain conditions. The Annual Withdrawal Amount is equal to your current Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. (You should be aware that certain actions you take could significantly reduce the amount of your Annual Withdrawal Amount.)

Lifetime Withdrawal Percentage:
The percentage used to calculate your Annual Withdrawal Amount. The percentage will be 5%, 6%, or 7% depending upon your age on your first withdrawal under the Contract after your RIE Coverage Date. Once determined, the percentage is set for the life of your RIE.

Withdrawal Benefit Base:	The amount used to calculate (1) your Annual Withdrawal Amount and (2) your “RIE Fee” (see “Cost of RIE”).

RIE Bonus Period:
A ten-year period commencing on the Issue Date and ending on your tenth Account Anniversary. If you “step up” your RIE (described below) during the RIE Bonus Period, the RIE Bonus Period is extended to ten years from the date of the step-up.

Bonus Base:
The amount on which bonuses are calculated. The Bonus Base is equal to the sum of your Purchase Payments, increased by any “step-ups” (described below) and reduced proportionately by any withdrawal taken prior to your RIE Coverage Date or any excess withdrawals (see “Excess Withdrawals” under “Withdrawals Under RIE”).

You and Your:
The terms “you” and “your” refer to the oldest Participant or the surviving spouse of the oldest Participant, as described under “Death of Participant Under RIE with Single-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest annuitant.

Upon annuitization, RIE and any elected optional death benefit automatically terminate.

RIE allows you to withdraw a guaranteed amount of money each year, beginning on your RIE Coverage Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected). Your right to take withdrawals under RIE continues regardless of the investment performance of a Designated Fund, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is 5%, 6% or 7% of your Withdrawal Benefit Base, depending upon your age on the date of your first withdrawal after your RIE Coverage Date.

In addition, if you make no withdrawals in an Account Year during your RIE Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 7% of your Bonus Base. The RIE Bonus Period is a 10-year period commencing on your Issue Date. The period will be extended for an additional 10 years commencing on each step-up of the Withdrawal Benefit Base (see “Step-Up Under RIE” in this Appendix), provided that the step up occurs prior to the conclusion of the current 10-year period.

If you are participating in RIE, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in RIE, all of your Account Value must be invested in a Designated Fund at all times during the term of RIE. (The “term” of RIE is for life, unless your Withdrawal Benefit Base is reduced to zero or your RIE is terminated or cancelled as described in this Appendix under “Cancellation of RIE,” “Depleting Your Account Value,” and “Annuitization Under RIE.”) See “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

Under RIE, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “Joint-Life Coverage,” “Death of Participant Under RIE with Single-Life Coverage,” and “Death of Participant Under RIE with Joint-Life Coverage” in this Appendix.

Determining Your Withdrawal Benefit Base

On the Issue Date, we set your Withdrawal Benefit Base equal to your initial Purchase Payment. Thereafter, your Withdrawal Benefit Base is:

•	decreased following any withdrawals you take prior to your RIE Coverage Date;

•	decreased following any withdrawals you take after your RIE Coverage Date, if such withdrawal is in excess of the Annual Withdrawal Amount at the time of the withdrawal;

•	increased by any applicable bonuses;

•	increased by any step-ups as described under “Step-Up Under RIE”; and

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

Determining Your Annual Withdrawal Amount

Your Annual Withdrawal Amount is calculated when you make your first withdrawal after your RIE Coverage Date. It is a set percentage of your Withdrawal Benefit Base. This percentage, known as the Lifetime Withdrawal Percentage, is determined based upon your age at that time, as follows:

Your Age on the Date of the First Withdrawal After Your RIE Coverage Date*	Lifetime Withdrawal Percentage
59½ - 69	5%
70 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

Once set, your Lifetime Withdrawal Percentage will remain the same for the life of your RIE. Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Therefore, if your Withdrawal Benefit Base changes after your Annual Withdrawal Amount is determined, your Annual Withdrawal Amount will also change. The new Annual Withdrawal Amount will be effective on the next Account Anniversary and, at that time, will reflect any increases caused by a step-up or a bonus that took place during the prior Account Year and any decreases caused by excess withdrawals (described below) that were taken during the prior Account Year. The new Annual Withdrawal Amount will be in effect for all subsequent Account Years, unless and until there is a further change in your Withdrawal Benefit Base.

How RIE Works

Each Account Year, beginning on your RIE Coverage Date, you can take withdrawals totaling up to the amount of your Annual Withdrawal Amount, subject to the terms and conditions discussed below. Even if your Account Value is reduced to zero (other than as a result of an “early withdrawal” or an “excess withdrawal”), as long as your Withdrawal Benefit Base is greater than zero, you will receive your full Annual Withdrawal Amount every year until you die.

If you defer taking any withdrawals in an Account Year during the RIE Bonus Period, your Withdrawal Benefit Base will be increased by an amount equal to 7% of your Bonus Base, thereby increasing your Annual Withdrawal Amount. In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Withdrawal Amount is not, however, cumulative: any unused portion of your Annual Withdrawal Amount in any Account Year cannot be applied to a future year.

Note that the timing and amount of your withdrawals may significantly decrease, and even terminate, your total RIE Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further in this Appendix under “Withdrawals Under RIE.” Note also that investing in any Fund, other than a Designated Fund, will cancel RIE, as described in this Appendix under “Cancellation of RIE.”

Here is an example of how RIE works:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Because you reached age 59½ prior to your Issue Date, your RIE Coverage Date is your Issue Date. You can begin at any time to withdraw up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. During the RIE Bonus Period, your Withdrawal Benefit Base will increase by 7% of your Bonus Base each Account Year in which you do not take a withdrawal. By deferring your withdrawals during a RIE Bonus Period you will increase your Withdrawal Benefit Base, which in turn may maximize your Annual Withdrawal Amount. After the RIE Bonus Period, you will still be eligible to take your Annual Withdrawal Amount each year and to step-up your Withdrawal Benefit Base. However, you will no longer be eligible for the 7% bonus each year. (For convenience, assume that the investment performance on your underlying investments remains constant throughout the life of your Contract, except for Account Year 2.)

Assume that, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 by the beginning of Account Year 3. Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base. Assume that we have not increased the percentage used to calculate the RIE Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. Going forward, your new Bonus Base will be $125,000, unless increased by another step-up or reduced by an excess withdrawal, and your RIE Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up). All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	0
2	$100,000	$107,000	$100,000	$5,350	0
3	$125,000	$125,000	$125,000	$6,250	0

Assume you take your first withdrawal when you are age 66 in Account Year 7. Using the above chart, we set your Lifetime Withdrawal Percentage at 5%. Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can begin withdrawing up to $8,000 each Account Year without reducing your Withdrawal Benefit Base, as shown in the following table:

4	$125,000	$133,750	$125,000	$6,688	0
5	$125,000	$142,500	$125,000	$7,125	0
6	$125,000	$151,250	$125,000	$7,563	0
7	$125,000	$160,000	$125,000	$8,000	$8,000
8	$117,000	$160,000	$125,000	$8,000	$8,000

Assume in Account Year 9, you decide to defer taking a withdrawal. Your Withdrawal Benefit Base will increase by 7% of your Bonus Base. Your new Annual Withdrawal Amount will be set equal to 5% of your new Withdrawal Benefit Base, as shown below:

9	$109,000	$160,000	$125,000	$8,000	$0
10	$109,000	$168,750	$125,000	$8,438	$8,438

Assume that in Account Year 14, you again decide to defer taking a withdrawal. Your Withdrawal Benefit Base will not be increased because you are no longer in the Bonus Period, as your RIE Bonus Period ends 10 years after the previous step-up.

11	$100,563	$168,750	$125,000	$8,438	$8,438
12	$92,125	$168,750	$125,000	$8,438	$8,438
13	$83,688	$168,750	$125,000	$8,438	$8,438
14	$75,250	$168,750	$125,000	$8,438	$0
15	$75,250	$168,750	$125,000	$8,438	$8,438

There is no way to know for certain whether forgoing income in one or more years will increase or decrease the total income paid to the Participant over the life of the annuity. Generally speaking, not taking income in a year will increase the Annual Withdrawal Amount due to the bonus and the potential for step-ups. Therefore, not taking income in one or more years will mean that the Participant will take income in fewer years, but will be entitled to more income in those years.

The total lifetime payments to the Participant could be more or less depending upon investment performance over the life of the Contract and the age to which the Participant lives. Better investment performance and a longer life span generally make it advantageous to forgo the Annual Withdrawal Amount in a limited number of years.

In general the Company’s risk is greater when the Participant takes the Annual Withdrawal Amount each year beginning on the RIE Coverage Date.

Withdrawals Under RIE

Withdrawals After the RIE Coverage Date

Starting on your RIE Coverage Date, you may take withdrawals totaling up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. These withdrawals will reduce your Account Value by the amount of the withdrawal, but will not change your Withdrawal Benefit Base. These withdrawals are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract (discussed under “Free Withdrawal Amount” under “Withdrawal Charge” in the prospectus to which this Appendix is attached);

•	your yearly Required Minimum Distribution Amount (subject to conditions discussed under “Certain Tax Provisions” in this Appendix); and

•	your Annual Withdrawal Amount.

Above is an example of withdrawals taken after your RIE Coverage Date. Because they do not exceed your Annual Withdrawal Amount, the withdrawals do not reduce your Withdrawal Benefit Base or your Annual Withdrawal Amount. Because the withdrawals in the example do not exceed your free withdrawal amount permitted under this Contract, your Required Minimum Distribution Amount, or your Annual Withdrawal Amount, they are not subject to any withdrawal charges. If a withdrawal exceeds the greatest of these amounts, then the withdrawal would be subject to withdrawal charges.

Excess Withdrawals

If you take a withdrawal that exceeds your Annual Withdrawal Amount (or your Required Minimum Distribution Amount, if higher), your Withdrawal Benefit Base and your Bonus Base will be reduced proportionately by the excess amount of the withdrawal. In other words, after an “excess withdrawal,” your Bonus Base and your Withdrawal Benefit Base will be reduced according to the following formulas:

Your new Bonus Base =	A x	(	C	)
D - E

Your new Withdrawal Benefit Base =	B x	(	C	)
D - E

Where:
	A =	Your Bonus Base immediately prior to the excess withdrawal.

	B =	Your Withdrawal Benefit Base immediately prior to the excess withdrawal.

	C =	Your Account Value immediately after the excess withdrawal.

	D =	Your Account Value immediately prior to the excess withdrawal.

	E =	Your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Account Year.

Using the facts of the above example, assume that in Account Year 7, you take two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal. Your first withdrawal reduces your Account Value to $121,000 but does not affect your Bonus Base or Withdrawal Benefit Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $8,000 Annual Withdrawal Amount. After your second withdrawal, your Bonus Base and your Withdrawal Benefit Base will be reduced as follows:

Your new Bonus Base	=	125,000	x	121,000 – 6,000
				121,000 – (8,000 – 4,000)

	=	125,000	x	115,000
				117,000

	=	125,000	x	0.98291

	=	122,863

Your new Withdrawal
Benefit Base	=	160,000	x	121,000 – 6,000
				121,000 – (8,000 – 4,000)

	=	160,000	x	115,000
				117,000

	=	160,000	x	0.98291

	=	157,265

Going forward, your new Annual Withdrawal Amount will be reduced to 5% of your new Withdrawal Benefit Base or $7,863.

You should be aware that, if your Account Value is less than the Withdrawal Benefit Base at the time an excess withdrawal is taken (as in the above example), then your Withdrawal Benefit Base and your Bonus Benefit Base will be reduced by an amount equal to or more than the excess amount withdrawn. Thus, excess withdrawals taken in a down market could severely reduce, and even terminate, your RIE Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value.

Withdrawals Prior to the RIE Coverage Date (Early Withdrawals)

Withdrawals taken prior to your RIE Coverage Date are subject to withdrawal charges, to the extent such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. In addition, all withdrawals taken prior to your RIE Coverage Date, including any “free withdrawal amounts,” will be treated as “early withdrawals” and your Bonus Base and your Withdrawal Benefit Base will be reduced proportionately to the amount of the withdrawal. In other words, your Bonus Base and your Withdrawal Benefit Base will be reduced by the following formulas:

Your new Bonus Base =	W x	(	Y	)
Z

Your new Withdrawal Benefit Base =	X x	(	Y	)
Z

Where:
	W =	Your Bonus Base immediately prior to the early withdrawal.

	X =	Your Withdrawal Benefit Base immediately prior to the early withdrawal.

	Y =	Your Account Value immediately after the early withdrawal.

	Z =	Your Account Value immediately prior to the early withdrawal.

Assume that you are age 45 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE with single-life coverage. (If you selected joint-life coverage the number shown in the example could be different.) Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Your Withdrawal Benefit Base will increase by 7% of your Bonus Base each year in which you do not take a withdrawal. Your RIE Coverage Date will not occur until your 15th Account Anniversary (the first Account Anniversary after you reach age 59½). Any withdrawals, including any “free withdrawal amount,” you take prior to that time will be “early withdrawals.”

Assume that because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 by the beginning of Account Year 3. Your Contract is therefore eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base. Assume that we have not increased the percentage used to calculate the RIE Fee on newly issued Contracts; therefore we will step-up your Withdrawal Benefit Base and your Bonus Base to $125,000.

Assume that, in your Account Year 7, you withdraw $10,000. Because you are age 51 (and younger than age 59½), this is an early withdrawal. All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base		Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000		$0	0
2	$100,000	$107,000	$100,000		$0	0
3	$125,000	$125,000	$125,000		$0	0
4	$125,000	$133,750	$125,000		$0	0
5	$125,000	$142,500	$125,000		$0	0
6	$125,000	$151,250	$125,000		$0	0
7	$125,000	$160,000	$125,000		$0	$10,000

At this point, your Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:

Your new Bonus Base		=	125,000	x	125,000 – 10,000
					125,000

		=	125,000	x	115,000
					125,000

		=	125,000	x	0.92000

		=	115,000

Your new Withdrawal
Benefit Base		=	160,000	x	125,000 –10,000
					125,000

		=	160,000	x	115,000
					125,000

		=	160,000	x	0.92000

		=	147,200

Your Annual Withdrawal Amount will still be $0 because your have not reached your RIE Coverage Date.

You should be aware that early withdrawals could severely reduce, and even terminate, your RIE Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your RIE, any withdrawal before you reach age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an “excess withdrawal” or an “early withdrawal” (as described above), then your Withdrawal Benefit Base will also be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with RIE, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than excess or early withdrawals, your Withdrawal Benefit Base will not be reduced. Your Contract will therefore end, but your RIE will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive your Annual Withdrawal Amount each year for as long as you live.

Cost of RIE

If you elected RIE, we deduct a quarterly fee from your Account Value (“RIE Fee”). The RIE Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The RIE Fee will be a percentage of your Withdrawal Benefit Base. This percentage will equal 0.1875% of your Withdrawal Benefit Base on the last day of the Account Quarter, if you elected single-life coverage (0.2375% for joint-life coverage). The maximum RIE Fee you can pay in any one Account Year is equal to 0.75% of the highest Withdrawal Benefit Base at any point in that Account Year, if you elected single-life coverage (0.95% for joint-life coverage).

Your RIE Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Withdrawal Benefit Base and thus your RIE Fee.

•	If you make a withdrawal before your RIE Coverage Date or a withdrawal in excess of your Annual Withdrawal Amount, you will decrease your Withdrawal Benefit Base and thus your RIE Fee.

The investment performance of the Designated Funds will not affect your RIE Fee during an Account Year. However, as explained in this Appendix under “Step-Up Under RIE,” favorable investment performance may cause the Withdrawal Benefit Base to increase on an Account Anniversary. That would also increase your RIE Fee.

We will continue to deduct the RIE Fee until you annuitize your Contract, your Account Value reduces to zero, or your RIE is terminated or cancelled as described under “Cancellation of RIE” in this Appendix.

We reserve the right to make special offers from time to time. Specifically, we reserve the right to waive the RIE Fee for a limited period on newly issued Contracts. The same waiver would apply to all Contracts issued while we are making the special offer.

Step-Up Under RIE

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Maximum Annuity Commencement Date, we will automatically step-up your Withdrawal Benefit Base and your Bonus Base each to equal your Account Value, provided that certain requirements are satisfied. First, you must meet certain eligibility requirements:

•
Your Account Value must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•	Your Account Value must be greater than your current Withdrawal Benefit Base, adjusted for any 7% bonus increases.

Note that we have reserved the right to add another requirement for eligibility. We have reserved the right to only allow step-ups if your money is invested in a Fund that is a Designated Fund for newly issued contracts. (See “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached)

If you satisfy the eligibility requirements, then we consider whether market conditions have caused us to increase the percentage used to calculate the RIE Fee on newly issued Contracts. If we are no longer issuing Contracts with the RIE rider then the percentage we use to calculate your RIE Fee will be set based upon current market conditions at that time. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

•	If we have not had to increase the percentage as described above, the percentage we use to calculate your RIE fee will remain unchanged and we will automatically step-up your Withdrawal Benefit Base.

•
If we have had to increase the percentage as described above, we offer you the opportunity to step-up at the higher percentage. In this case, your prior written consent is required to accept the higher percentage used to calculate your RIE Fee and step-up your Withdrawal Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups under your RIE will also be suspended. You may thereafter submit an election form to us, however, to consent to the higher percentage and reactivate subsequent automatic step-ups.

After a step-up, your Annual Withdrawal Amount will be equal to your new Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Here is an example of how we calculate a step-up under RIE:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Assume that, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 by the beginning of Account Year 3. Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base. Assume that we have not increased the percentage used to calculate the RIE Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	0
2	$100,000	$107,000	$100,000	$5,350	0
3	$125,000	$125,000	$125,000	$6,250	0
4	$125,000	$133,750	$125,000	$6,688	0
5	$125,000	$142,500	$125,000	$7,125	0
6	$125,000	$151,250	$125,000	$7,563	0
7	$125,000	$160,000	$125,000	$8,000	0

Going forward, your new Bonus Base will be $125,000, unless increased by another step-up or reduced by an excess withdrawal, and your RIE Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up).

Joint-Life Coverage

On the Issue Date, you had the option of electing RIE with single-life coverage or, for a higher RIE Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole beneficiary on the Issue Date and remains the sole beneficiary while RIE is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while RIE is in effect. Whereas single-life coverage provides annual withdrawals under RIE only until any Participant dies, joint-life coverage provides annual withdrawals under RIE for as long as either you or your spouse is alive. (Note, however, upon the death of a spouse, the Contract, (including RIE) ends. To take annual withdrawals under RIE’s joint-life feature after the death of a spouse, the surviving spouse must first elect to continue the Contract through the “Spousal Continuance” provision.) See also “Death of Participant Under RIE with Joint-Life Coverage” in this Appendix.

If you elected joint-life coverage, the RIE Coverage Date will be your Issue Date if the younger spouse is at least age 59½ on the Issue Date, and will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59½ if the younger spouse is less than age 59½ on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) Thus, “early withdrawals” will be determined based upon this definition of your RIE Coverage Date. Your Lifetime Withdrawal Percentage will be determined based on the age that the younger spouse is (or would have been) on the date of the first withdrawal under the Contract after the RIE Coverage Date, as follows:

Age of Younger Spouse on Date of the First Withdrawal After Your RIE Coverage Date	Lifetime Withdrawal Percentage
59½ - 69	5%
70 - 79	6%
80 - or older	7%

Once set, your Lifetime Withdrawal Percentage will remain the same for the life of your RIE. Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, RIE benefits continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. That fee will not change as long as RIE is in effect, regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under RIE can be made and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of RIE

Should you decide that RIE is no longer appropriate for you, you may cancel RIE at any time. Upon cancellation, all benefits and charges under RIE shall cease. Once cancelled, RIE cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege,” RIE will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel your benefits under RIE.
Death of Participant Under RIE with Single-Life Coverage

If you selected single-life coverage, RIE terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new RIE rider on the original Contract (assuming that at the time of election RIE is available to new Participants and your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

•	the new Account Value and the new Withdrawal Benefit Base will both be set equal to the Death Benefit amount; and

•	the new RIE Fee will be set by us based on market conditions at the time and may be higher than the current RIE Fee.

Death of Participant Under RIE with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in RIE, the provisions of the section in this Appendix titled “Death of Participant Under RIE with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, RIE will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the RIE Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant;

•	the Withdrawal Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value (see “Step-Up Under RIE” in this Appendix);

•
if withdrawals under RIE have not yet begun, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the date of the first withdrawal after the RIE Coverage Date;

•	if withdrawals under RIE have already begun, the Lifetime Withdrawal Percentage will be the Lifetime Withdrawal Percentage that applied to the Contract prior to the death of the Participant; and

•	the RIE Bonus Period will continue unchanged from the original contract.

At the death of the surviving spouse, the Contract, including RIE, will terminate.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under RIE

Under the terms of RIE, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and is still eligible) with an annualized annuity payment of not less than your then current Annual Withdrawal Amount.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an “early withdrawal” or an “excess withdrawal”), and your Withdrawal Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Withdrawal Amount until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as RIE. When you elect to participate in the Retirement Income Escalator Benefit, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the RIE Benefit, we are currently waiving withdrawal provisions as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in the RIE Benefit, we reduce your Account Value dollar for dollar by the amount of the withdrawal. In addition, for that year only, your Annual Withdrawal Amount under the RIE Benefit will be reduced, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Annual Withdrawal Amount. In other words, we will not reduce your Annual Withdrawal Amount for future years (or your Withdrawal Benefit Base or Bonus Base), if a Yearly RMD Amount exceeds your Annual Withdrawal Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the Annual Withdrawal Amount, Withdrawal Benefit Base or Bonus Base per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds your Annual Withdrawal Amount. (See “Withdrawals under RIE” in this Appendix) Notice will be given to Contract Owners before we exercise this right.

For further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the Prospectus to which this Appendix is attached.

APPENDIX L -
Income ON Demand®

The optional living benefit known as Income ON Demand (“Income ON Demand,” “Benefit,” or “the rider”) was available for all Contracts purchased on or after March 5, 2007 and prior to October 20, 2008 and certain contracts purchased on or after October 20, 2008. The following information applies to your Contract if you elected to participate in Income ON Demand. Income ON Demand is no longer available for sale on new Contracts.

To describe how Income ON Demand works, we use the following definitions:

Income ON Demand Coverage Date:	Your Issue Date if you are at least age 55 at issue, otherwise the first Account Anniversary following your 55th birthday.

Annual Income Amount:	The amount added to your Stored Income Balance on each Account Anniversary beginning on the Income ON Demand Coverage Date; it is equal to 5% of your Income Benefit Base on the date of crediting.

Stored Income Balance:	The amount you may withdraw at any time after age 59½ without reducing the Benefit.

Income Benefit Base:	The amount used to calculate your Annual Income Amount and your “Income ON Demand Fee” (see “Cost of Income ON Demand”).

You and Your:
The terms “you” and “your” refer to the oldest Participant or the surviving spouse of the oldest Participant, as described under the sections entitled “Death of Participant Under Income ON Demand with Single-Life Coverage” and “Death of Participant Under Income ON Demand with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest annuitant.

Upon annuitization, Income ON Demand and any elected optional death benefit automatically terminate.

Income ON Demand allows you to withdraw a guaranteed amount each year, beginning at age 59½, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected), regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your Income Benefit Base. Any amount that you do not withdraw in a given year will be stored in the Stored Income Balance and can be withdrawn at any time in the future. The amount you can withdraw each year can be increased or decreased as described below under “Determining Your Stored Income Balance.”

In addition, if you make no withdrawals during the first 10 Account Years, regardless of your age on the Issue Date, we will credit to your Account Value an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. If you are participating in Income ON Demand, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

You also have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail in this Appendix under “Joint-Life Coverage” and the sections entitled “Death of Participant Under Income ON Demand with Single-Life Coverage” and “Death of Participant Under Income ON Demand with Joint-Life Coverage.”

To participate in Income ON Demand, all of your Account Value must be invested in a Designated Fund at all times during the term of Income ON Demand. (The term of Income ON Demand is for life, unless your Income Benefit Base is reduced to zero or Income ON Demand is terminated or cancelled as described in this Appendix under “Cancellation of Income ON Demand,” “Depleting Your Account Value,” and “Annuitization Under Income ON Demand.”) See “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

•	decreased following any withdrawals you take prior to becoming age 59½;

•	decreased following any withdrawals you take after becoming age 59½, if such withdrawal is in excess of the Stored Income Balance at the time of the withdrawal;

•	increased by any step-ups as described under “Step-Up Under Income ON Demand” in this Appendix;

•
increased to the extent you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described in this Appendix under “How Income ON Demand Works;” and

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

Determining Your Stored Income Balance

On the Income ON Demand Coverage Date, your Stored Income Balance will equal your Annual Income Amount (i.e., 5% of your Income Benefit Base on that Date). After the initial Stored Income Balance has been set, your Stored Income Balance:

•	increases by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date,

•	increases on each Account Anniversary by the amount of your Annual Income Amount determined on that Anniversary,

•	decreases by the amount of any withdrawals you take, and

•	decreases by the amount you use in exercising your “one-time” option to increase your Income Benefit Base (described below under “How Income ON Demand Works”).

How Income ON Demand Works

Under the terms of Income ON Demand, you can take withdrawals up to the amount of your Stored Income Balance at any time, subject to the terms and conditions discussed below. If your Account Value is reduced to zero (other than as a result of an “early withdrawal” or an “excess withdrawal”), as long as your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die. Although your Stored Income Balance will begin accumulating on the Income ON Demand Coverage Date, you may not begin withdrawing your Stored Income Balance until you are (or, for joint-life coverage, the younger spouse is) at least age 59½ without reducing your Income Benefit Base. You can continue to withdraw your Stored Income Balance until your Annuity Commencement Date.

Note that the timing and amount of your withdrawals may significantly decrease, and even terminate, your total Income ON Demand Benefit, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further in this Appendix under “Withdrawals Under Income ON Demand “ and “Tenth-Year Credit.” Note also that investing in any Fund, other than a Designated Fund, will cancel Income ON Demand as described under “Cancellation of Income ON Demand” in this Appendix.

Your Stored Income Balance can be used in two ways. You can withdraw all or a portion of your Stored Income Balance through partial withdrawals, or you can use all or a portion of your Stored Income Balance to effect a “one-time” increase of your Income Benefit Base.

Withdrawals from your Stored Income Balance can be taken at any time after age 59½ without affecting your Income Benefit Base. If, at any time after age 59½ and prior to your Annuity Commencement Date, you make a withdrawal that does not exceed your Stored Income Balance:

•	your Stored Income Balance will be decreased by the amount withdrawn, and

•	the withdrawal will not be subject to surrender charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. This option may be exercised only once and must occur prior to your Annuity Commencement Date and prior to the later of your tenth Account Anniversary and the Account Anniversary following your 65th birthday. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

•	your Stored Income Balance will be decreased by the amount used;

•	the amount of Stored Income Balance used will be added to your Income Benefit Base; and

•	your Annual Income Amount will be reset on your next Account Anniversary to equal 5% of the then Income Benefit Base.

After you exercise this “one-time” option, your new Annual Income Amount will be added to your Stored Income Balance on each Account Anniversary, unless and until there is another occurrence (as noted in this section) that changes your Annual Income Amount.

Here is an example of how Income ON Demand works.

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in Income ON Demand. Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)
1	$5,000	→	$5,000
2	$5,000	→	$10,000
3	$5,000	→	$15,000
4	$5,000	→	$20,000
5	$5,000	→	$25,000
6	$5,000	→	$30,000
7	$5,000	→	$35,000
8	$5,000	→	$40,000
9	$5,000	→	$45,000
10	$5,000	→	$50,000

Assume that, immediately prior to your tenth Account Anniversary, you decide to use the full amount of your Stored Income Balance ($50,000) to increase your Income Benefit Base. Your Income Benefit Base will be increased to $150,000. Your Annual Income Amount will be $7,500 (5% of your Income Benefit Base). Therefore $7,500 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)
11	$7,500	→	$7,500
12	$7,500	→	$15,000
13	$7,500	→	$22,500
14	$7,500	→	$30,000
15	$7,500	→	$37,500

Assume instead that you decide to take a lump sum withdrawal of $50,000, thus depleting your Stored Income Balance. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount remains at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)
11	$5,000	→	$5,000
12	$5,000	→	$10,000
13	$5,000	→	$15,000
14	$5,000	→	$20,000
15	$5,000	→	$25,000

Withdrawals Under Income ON Demand

Withdrawals After Age 59½

Starting at age 59½, you may take annual withdrawals up to your Stored Income Balance without reducing your future Annual Income Amount. These withdrawals will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base. Withdrawals taken after you reach age 59½ are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract,

•	your Stored Income Balance, or

•	your yearly Required Minimum Distribution Amount (subject to conditions discussed in this Appendix under “Certain Tax Provisions”).

Here is an example of a partial withdrawal that does not exceed your Stored Income Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum withdrawal of $30,000 from the $50,000 in your Stored Income Balance, thus reducing your Stored Income Balance to $20,000. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount will remain at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)
11	$5,000	→	$25,000
12	$5,000	→	$30,000
13	$5,000	→	$35,000
14	$5,000	→	$40,000
15	$5,000	→	$45,000

Excess Withdrawals

If you take a withdrawal that exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if higher), your Income Benefit Base will be reset to equal the lesser of:

•	the Income Benefit Base prior to the withdrawal reduced by the amount of the withdrawal in excess of the Stored Income Balance (or your yearly Required Minimum Distribution Amount, if higher), and

•	the Account Value after the withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of a withdrawal that exceeds your Stored Income Balance, thus reducing future Annual Income Amounts even if the market has performed well.

Using the facts of the first example, assume that, immediately prior to your tenth Account Anniversary, you decide to take a lump sum payment of $60,000 thus exceeding your Stored Income Balance of $50,000. Assume also that your Account Value immediately prior to the withdrawal is $120,000. Your Income Benefit Base will be reset to the lesser of (a) your old Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 – ($60,000 - $50,000) = $90,000)] or (b) your new Account Value after the withdrawal ($120,000 - $60,000 = $60,000) or $60,000. Your new Annual Income Amount will be $3,000 (5% of your Income Benefit Base). Therefore $3,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)
11	$3,000	→	$3,000
12	$3,000	→	$6,000
13	$3,000	→	$9,000
14	$3,000	→	$12,000
15	$3,000	→	$15,000

Excess withdrawals taken in a down market could even more severely reduce, and even terminate, your benefits under Income ON Demand, including reducing your Account Value to zero and thereby terminating your Contract without value. Here is an example of an excess withdrawal taken after the investment performance of the Designated Funds has reduced your Account Value:

Using the facts of the preceding example, assume that your Account Value immediately prior to the withdrawal is $80,000. Your Income Benefit Base will be reset to equal the lesser of (a) your previous Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 – ($60,000 - $50,000) = $90,000)] and (b) your Account Value immediately after the withdrawal ($80,000 - $60,000 = $20,000) or $20,000. Your new Annual Income Amount will be $1,000 (5% of your Income Benefit Base). Therefore, only $1,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)
11	$1,000	→	$1,000
12	$1,000	→	$2,000
13	$1,000	→	$3,000
14	$1,000	→	$4,000
15	$1,000	→	$5,000

Withdrawals Prior to Age 59½ (Early Withdrawals)

All withdrawals taken before age 59½, including any “free withdrawal amounts,” will be considered “early withdrawals” and the Income Benefit Base will be reset to equal the lesser of:

•	the Income Benefit Base prior to the withdrawal reduced by the amount of the withdrawal in excess of the Stored Income Balance (or your yearly Required Minimum Distribution Amount, if higher), and

•	the Account Value after the withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

In addition, withdrawals prior to age 59½ will also be subject to withdrawal charges, to the extent such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. Early withdrawals could severely reduce, and even terminate, your benefits under Income ON Demand, including reducing your Account Value to zero and thereby terminating your Contract without value. Here is an example of an early withdrawal taken after the investment performance of the Designated Funds has reduced your Account Value.

Assume that you are age 50 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in Income ON Demand. Your Income Benefit Base is set equal to your initial Purchase Payment on your Issue Date ($100,000), but benefits under Income ON Demand do not begin to accrue until the first Account Anniversary after your 55th birthday (your Income ON Demand Coverage Date). Assume also that poor investment performance of your underlying funds has reduced your Account Value to $85,000 by the end of your second Account Year. At that time, you decide to withdraw $5,000, further reducing your Account Value to $80,000. Your Income Benefit Base will be reset to $80,000 which is the lesser of (1) your previous Income Benefit Base reduced by the amount of the withdrawal in excess of the Stored Income Balance ($100,000 - $5,000 = $95,000) and (2) your Account Value immediately after the withdrawal ($85,000 - $5,000 = $80,000). Assuming you take no additional withdrawals prior to your Income ON Demand Coverage Date, your Annual Income Amount will be $4,000 (5% of your Income Benefit Base.)

Year	Income Benefit Base	Annual Income Amount		Stored Income Balance
	(beginning of Account Year)	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)
1	$100,000	$0	→	$0
2	$100,000	$0	→	$0
3	$80,000	$0	→	$0
4	$80,000	$0	→	$0
5	$80,000	$0	→	$0
6	$80,000	$4,000	→	$4,000
7	$80,000	$4,000	→	$8,000
8	$80,000	$4,000	→	$12,000
9	$80,000	$4,000	→	$16,000
10	$80,000	$4,000	→	$20,000

In addition to reducing your benefits under Income ON Demand, any withdrawal before age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an “excess withdrawal” or an “early withdrawal” (as described above), then your Stored Income Balance and your Income Benefit Base will both be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with Income ON Demand, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than excess or early withdrawals, your Income Benefit Base will not be reduced. Your Contract will therefore end, but Income ON Demand will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive annual payments. These payments will be equal to 5% of the amount of your Income Benefit Base, as determined on that day and increased (if you choose) by any remaining Stored Income Balance as described below. These payments will begin on the first Account Anniversary after your Account Value goes to zero and continue for as long as you live. If you elected joint-life coverage, the payments will continue until the death of both you and your spouse as described in this Appendix under “Death of Participant Under Income ON Demand with Joint-Life Coverage.” If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your “annual lifetime payments,” you must deplete your Stored Income Balance by:

(a)	taking a lump sum withdrawal of your remaining Stored Income Balance,

(b)
using the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your “annual lifetime payments”), if you have not already exercised this one-time option as described in this Appendix under “How Income ON Demand Works,” or

(c)	using a combination of (a) and (b).

Because the Contract has ended, a lump sum withdrawal will not be subject to any withdrawal charges. You should be aware, however, that a lump sum withdrawal could be subject to state and federal income tax liability. You should consult a qualified tax professional for more information.

Cost of Income ON Demand

If you elected Income ON Demand, we will deduct a quarterly fee from your Account Value (“Income ON Demand Fee”). The Income ON Demand Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Income Benefit Base. This percentage rate will equal 0.1625% of your Income Benefit Base on the last day of the Account Quarter, if you elected single-life coverage (0.2125% for joint-life coverage). The maximum Income ON Demand Fee you can pay in any one Account Year is equal to 0.65% of the highest Income Benefit Base at any point in that Account Year, if you elected single-life coverage (0.85% for joint-life coverage).

Your Income ON Demand Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Income Benefit Base and thus your Income ON Demand Fee.

•	If you take advantage of the one-time option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base and thus your Income ON Demand Fee.

•	If you make a withdrawal prior to age 59½ or a withdrawal in excess of your Stored Income Balance, you will decrease your Income Benefit Base and thus your Income ON Demand Fee.

The investment performance of the Designated Funds will not affect your Income ON Demand Fee during an Account Year. However, as stated in this Appendix under “Step-Up Under Income ON Demand,” favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary. That would also increase your Income ON Demand Fee.

We will continue to deduct the Income ON Demand Fee until you annuitize your Contract, your Account Value reduces to zero, or your Income ON Demand Benefit is cancelled as described under “Cancellation of Income ON Demand” in this Appendix.

Tenth-Year Credit

If you make no withdrawals during your first ten Account Years, on your tenth Account Anniversary, we will credit your Account Value with an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. Your Income Benefit Base will not change. This tenth-year credit will be allocated to the Designated Fund in which you are invested at the time.

Step-Up Under Income ON Demand

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Maximum Annuity Commencement Date, we will automatically step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
Your Account Value less your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Income ON Demand Coverage Date and therefore do not yet have a Stored Income Balance, your Account Value must only be greater than your current Income Benefit Base.)

If you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the Income ON Demand Fee on newly issued Contracts. If we are no longer issuing Contracts with the Income ON Demand rider then the percentage rate we use to calculate your Income ON Demand Fee will be set based upon current market conditions at that time. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your Income ON Demand Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your Income ON Demand Fee and step-up Income ON Demand. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups under Income ON Demand will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, the step-up will increase your Income Benefit Base to an amount equal to your Account Value less your Stored Income Balance. After the step-up, your Annual Income Amount will be 5% of your new Income Benefit Base.

Joint-Life Coverage

On the Issue Date, you had the option of electing Income ON Demand with single-life coverage or, for a higher Income ON Demand Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole beneficiary on the Issue Date and remains the sole beneficiary while Income ON Demand is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while Income ON Demand is in effect. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either you or your spouse is alive. Note that, for joint-life coverage to continue after the death of any Participant, the surviving spouse must elect to continue the contract through the “Spousal Continuance” provision. See also “Death of Participant Under Income ON Demand with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the Income On Demand Coverage Date will be your Issue Date if the younger spouse is at least age 55 on the Issue Date, and will be the first Account Anniversary after the younger spouse attains (or would have attained) age 55 if the younger spouse is less than age 55 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) On the Income On Demand Coverage Date, your Annual Income Amount will be calculated and begin accumulating. If withdrawals of the Stored Income Balance are taken before the date the younger spouse attains (or would have attained) age 59½, the withdrawal will be considered an “early withdrawal,” and the Income Benefit Base will be reduced.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, the Income ON Demand benefits continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. That fee will not change as long as Income ON Demand is in effect, regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to store income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of Income ON Demand

Should you decide that Income ON Demand is no longer appropriate for you, you may cancel it at any time. Upon cancellation, all benefits and charges under Income ON Demand shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege,” Income ON Demand will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel Income ON Demand.

Death of Participant Under Income ON Demand with Single-Life Coverage

If you selected single-life coverage, Income ON Demand terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new Income ON Demand Rider on the original Contract (assuming that at the time of such election, Income ON Demand is available to new Participants and your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

•	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

•	the new Income ON Demand Fee will be set by us based on market conditions at the time and may be higher than the current Income ON Demand Fee;

•	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

•	the new Stored Income Balance will be reset to zero.

Death of Participant Under Income ON Demand with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in Income ON Demand, the provisions of the section in this Appendix titled “Death of Participant Under Income ON Demand with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, Income ON Demand will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the Stored Income Balance will remain unchanged;

•	the Income Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value (see “Step-Up Under Income ON Demand” in this Appendix);

•	on each Account Anniversary, the Annual Income Amount will be equal to the Income Benefit Base multiplied by 5%; and

•	the Income ON Demand fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant.

At the death of the surviving spouse, the Contract, including Income ON Demand, terminates.

If you purchased joint life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under Income ON Demand

Under the terms of Income ON Demand, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value (or your Stored Income Balance, if greater),

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and you are still eligible to receive it) with an annualized annuity payment of not less than 5% of your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an “early withdrawal” or an “excess withdrawal”), and your Income Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Income ON Demand. When you elect to participate in Income ON Demand, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your benefits under Income ON Demand, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under Income ON Demand as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in Income ON Demand, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD Amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), we reserve the right, in our sole discretion, to reduce your Stored Income Balance and your Income Benefit Base, or both of these amounts, per the terms of the Income ON Demand Rider regarding excess withdrawals (see “Withdrawals Under Income ON Demand”), when a Yearly RMD Amount withdrawn from your Contract exceeds your Stored Income Balance. Notice will be given to Contract Owners before we exercise this right.

For further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the Prospectus to which this Appendix is attached.

APPENDIX M -
Income ON Demand® II

The optional living benefit known as Income ON Demand II (“IOD II” or “the rider”) was available for Contracts purchased on or after October 20, 2008 and prior to February 17, 2009. The following information applies to your Contract if you elected to participate in IOD II. IOD II is no longer available for sale on new Contracts.

To describe how IOD II works, we use the following definitions:

Annual Income Amount:	The amount added to your Stored Income Balance on each Account Anniversary during your Stored Income Period. It is equal to 5% of your Income Benefit Base on the date of crediting.

Early Withdrawal:	Any withdrawal taken prior to your First Withdrawal Date.

Excess Withdrawal:	Any withdrawal taken after your First Withdrawal Date that exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if greater).

Fee Base:	The amount used to calculate your “IOD II Fee” (see “Cost of IOD II”).

First Withdrawal Date:	Your Issue Date if you are at least age 59 at issue, otherwise the first Account Anniversary after you attain age 59.

Income Benefit Base:	The amount used to calculate your Annual Income Amount for IOD II.

Stored Income Balance:	The amount you may withdraw at any time after your First Withdrawal Date without reducing your benefits under IOD II.

Stored Income Period:	A period beginning on your Issue Date if you are at least age 50 at issue, otherwise the first Account Anniversary following your 50th birthday, ending on your Annuity Commencement Date.

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described under the sections entitled “Death of Participant Under IOD II with Single-Life Coverage” and “Death of Participant Under IOD II with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

Upon annuitization, IOD II and any elected optional death benefit automatically terminate.

IOD II allows you to withdraw a guaranteed amount each year, beginning after your First Withdrawal Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected), regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your Income Benefit Base. Any amount that you do not withdraw in a given Account Year will remain in the Stored Income Balance and can be withdrawn at any time in the future.

If you are participating in IOD II, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in IOD II, all of your Account Value must be invested only in Designated Funds at all times during the term of IOD II. (The term of IOD II is for life, unless your Income Benefit Base is reduced to zero or your benefits under IOD II are terminated or cancelled as described in this Appendix under “Cancellation of IOD II,” “Depleting Your Account Value,” and “Annuitization Under IOD II.”) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are shown in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

You also have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail in this Appendix under “Joint-Life Coverage” and the sections entitled “Death of Participant Under IOD II with Single-Life Coverage” and “Death of Participant Under IOD II with Joint-Life Coverage.”

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

•	increased on each Account Anniversary by any step-ups as described under “Step-Up Under IOD II” in this Appendix;

•
increased to the extent that you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described under “How IOD II Works” in this Appendix;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	decreased following any Early Withdrawals you take, as described under “Early Withdrawals” in this Appendix; and

•	decreased following any Excess Withdrawals you take, as described under “Excess Withdrawals” in this Appendix.

Determining Your Stored Income Balance

At the beginning of the Stored Income Period, your Stored Income Balance will equal your Annual Income Amount (i.e., 5% of your Income Benefit Base on that Date). Thereafter, your Stored Income Balance is:

•	increased by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date;

•	increased on each Account Anniversary by your Annual Income Amount determined on that Anniversary;

•	decreased by the amount of any withdrawals you take, on or after your First Withdrawal Date, up to the amount of your Stored Income Balance;

•	decreased to $0 if you take an Excess Withdrawal;

•	decreased in proportion to the change in your Account Value if you take an Early Withdrawal; and

•	decreased by the amount you use in exercising your one-time option to increase your Income Benefit Base (described under “How IOD II Works”).

How IOD II Works

Under the terms of IOD II, you can take withdrawals up to the amount of your Stored Income Balance beginning on your First Withdrawal Date, subject to the terms and conditions discussed below. You can use all or a portion of your Stored Income Balance to effect a one-time increase of your Income Benefit Base prior to your Annuity Commencement Date. If your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die.

Withdrawals from your Stored Income Balance can be taken at any time beginning on your First Withdrawal Date and prior to your Annuity Commencement Date without affecting your Income Benefit Base. If, beginning on your First Withdrawal Date, you make a withdrawal that does not exceed your Stored Income Balance:

•	your Stored Income Balance will be decreased by the amount withdrawn; and

•	the withdrawal will not be subject to withdrawal charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. While your Contract is in force, you may exercise this option only once and you must do so prior to your Annuity Commencement Date. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

•	your Stored Income Balance will be decreased by the amount used;

•	the amount of your Stored Income Balance used will be added to your Income Benefit Base; and

•	your new Annual Income Amount on your next Account Anniversary will equal 5% of your new Income Benefit Base.

Here is an example of how IOD II works:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elect to participate in IOD II with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance. All values shown are as of the beginning of the Account Year.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
1	$100,000	$100,000	$5,000	$0	$5,000
2	$100,000	$100,000	$5,000	$0	$10,000
3	$100,000	$100,000	$5,000	$0	$15,000
4	$100,000	$100,000	$5,000	$0	$20,000

During your fifth Account Year, you use the full amount of your Stored Income Balance ($25,000) to increase your Income Benefit Base. On your next Account Anniversary, your Income Benefit Base will be increased to $125,000 and your Annual Income Amount will be $6,250 (5% of your Income Benefit Base). Therefore $6,250 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$0	$25,000
6	$100,000	$125,000	$6,250	$0	$6,250
7	$100,000	$125,000	$6,250	$0	$12,500
8	$100,000	$125,000	$6,250	$0	$18,750

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Assume instead that, during your fifth Account Year, you take a withdrawal of $25,000, thereby reducing your Stored Income Balance to $0. On your next Account Anniversary your Income Benefit Base will remain at $100,000 and your Annual Income Amount remains at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$25,000	$0
6	$75,000	$100,000	$5,000	$0	$5,000
7	$75,000	$100,000	$5,000	$0	$10,000
8	$75,000	$100,000	$5,000	$0	$15,000

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under IOD II, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further in this Appendix under “Withdrawals Under IOD II.” Even if your Stored Income Period has begun, withdrawals prior to your First Withdrawal Date are considered Early Withdrawals. Investing in any Fund, other than a Designated Fund, will cancel IOD II as described under “Cancellation of IOD II” in this Appendix.

Withdrawals Under IOD II

Withdrawals After Your First Withdrawal Date

Starting on your First Withdrawal Date and continuing to your Annuity Commencement Date you may take annual withdrawals up to your Stored Income Balance without reducing your future Annual Income Amount. These withdrawals will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base. This is shown in the example above.

Withdrawals taken after your First Withdrawal Date and during the withdrawal charge period permitted under your Contract are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract;

•	your Stored Income Balance; or

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed in this Appendix under “Certain Tax Provisions”).

Excess Withdrawals

If you take an Excess Withdrawal, your Income Benefit Base will be reduced according to the following formula:

Your new Income Benefit Base =	IBB x	(	AV – WD	)
AV – SB

Where:
	IBB =	Your Income Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	SB =	Your Stored Income Balance (or your Required Minimum Distribution Amount, if greater) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of an Excess Withdrawal.

Using the same facts as the previous example, assume that in your fifth Account Year you take a withdrawal of $50,000, exceeding your Stored Income Balance. Assume that, due to poor investment performance during the fifth Account Year, your Account Value was $90,000 immediately prior to the withdrawal. Your Income Benefit Base will be reduced to $61,538 as shown below.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$50,000	$0
6	$40,000	$61,538	$3,077	$0	$3,077
7	$40,000	$61,538	$3,077	$0	$6,154
8	$40,000	$61,538	$3,077	$0	$9,231

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Your new Income Benefit Base	=	$100,000 x	($90,000 – $50,000)	= $61,538
$90,000 – $25,000

Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under IOD II, including reducing your Account Value to zero and thereby terminating your Contract without value.

Early Withdrawals

All withdrawals taken before your First Withdrawal Date, including any “free withdrawal amounts” permitted under your Contract, will be considered Early Withdrawals and the Income Benefit Base and the Stored Income Balance will be reduced using the following formulas:

Your new Income Benefit Base =	IBB x	(	AV - WD	)
AV

Your new Stored Income Balance =	SB x	(	AV - WD	)
AV

Where:
	IBB =	Your Income Benefit Base immediately prior to the Early Withdrawal.

	SB =	Your Stored Income Balance immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Your future Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

In addition, Early Withdrawals will also be subject to withdrawal charges, to the extent that such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. Early Withdrawals could severely reduce, and even terminate, your benefits under IOD II, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under IOD II, any withdrawal before age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal (as described above), then your Stored Income Balance and your Income Benefit Base will both be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with IOD II will end.

If your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Income Benefit Base will not be reduced. Your Contract will end. You will be entitled to receive annual payments equal to 5% of the amount of your Income Benefit Base. Prior to determining your annual payments, you may increase your Income Benefit Base by any remaining Stored Income Balance as described below. These payments will continue for as long as you live. If you elected joint-life coverage, the payments will continue as long as either you or your spouse are alive as described in this Appendix under “Death of Participant Under IOD II with Joint-Life Coverage.” If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your “annual lifetime payments,” you must deplete your Stored Income Balance by:

(a)	withdrawing your remaining Stored Income Balance;

(b)	applying the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your “annual lifetime payments”); or

(c)	using a combination of (a) and (b).

Because the Contract has ended, the amount of these annual lifetime payments will not change and they will not be subject to any withdrawal charges. You should be aware, however, that they could be subject to state and federal income tax liability. You should consult a qualified tax professional for more information.

Cost of IOD II

If you elected IOD II, we will deduct a quarterly fee from your Account Value (“IOD II Fee”). The IOD II Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter and will equal 0.1625 % of your Fee Base on that day, if you elected single-life coverage (0.2125% for joint-life coverage). On an annual basis, the IOD II Fee is equal to 0.65% of your Fee Base if you elected single-life coverage (0.85% for joint-life coverage). We reserve the right to increase the percentage rate used to calculate the IOD II Fee on newly issued Contracts.

During the first Account Year, your Fee Base is equal to your Income Benefit Base. On each Account Anniversary, the Fee Base is recalculated. Your new Fee Base will be reset to equal your Income Benefit Base plus your Stored Income Balance (if any) less your Annual Income Amount for that year if this recalculated amount is higher than your current Fee Base. In the event that the recalculated amount is not greater than your current Fee Base, we will continue to calculate your IOD II Fee based upon your current Fee Base until, at least, your next Account Anniversary. Note that, although your IOD II Fee may increase, it will never decrease.

For the most part, we calculate your Fee Base only on your Account Anniversary. However, we will recalculate your Fee Base between Account Anniversaries, if you take an Early Withdrawal or Excess Withdrawal or make additional Purchase Payments during your first Account Year.

If you take an Excess Withdrawal during your Stored Income Period, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV - SB

If you take an Early Withdrawal, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV

Where:
	Fee Base =	Your Fee Base immediately prior to the Early/Excess Withdrawal.

	WD =	The amount of the Early/Excess Withdrawal.

	SB =	Your Stored Income Balance (if any) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Early/Excess Withdrawal.

Any additional Purchase Payment you make during your first Account Year will increase your Income Benefit Base as described in this Appendix under “Determining Your Income Benefit Base.” Therefore, your Fee Base will increase by any additional Purchase Payments made.

Here is an example of how we calculate your Fee Base:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD II with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. At issue, your Annual Income Amount is $5,000 (5% of your Income Benefit Base). All values are shown as of the beginning of the Account Year unless otherwise stated.

During the Stored Income Period, the Fee Base is reset at the beginning of the Contract Year to equal your Income Benefit Base plus your Stored Income Balance less your Annual Income Amount, if that amount is greater than the previous Fee Base. For example, in Contract Year 4, the Fee Base is set equal to the Income Benefit Base ($100,000) plus the Stored Income Balance ($20,000) less your Annual Income Amount ($5,000) if that amount ($115,000) is greater than the previous Fee Base ($110,000).

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
1	$100,000	$5,000	$5,000	$0	$5,000	$100,000
2	$100,000	$5,000	$10,000	$0	$10,000	$105,000
3	$100,000	$5,000	$15,000	$0	$15,000	$110,000
4	$100,000	$5,000	$20,000	$0	$20,000	$115,000

Assume, instead, that in your fourth Account Year you take a $20,000 withdrawal. At the beginning of your fifth Account Year, your Income Benefit Base ($100,000) plus your Stored Income Balance ($5,000) less your Annual Income Amount ($5,000) is less than the current Fee Base ($115,000), so there is no change to the Fee Base, as shown below.

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
4	$100,000	$5,000	$20,000	$20,000	$0	$115,000
5	$100,000	$5,000	$5,000	$0	$5,000	$115,000
6	$100,000	$5,000	$10,000	$0	$10,000	$115,000
7	$100,000	$5,000	$15,000	$0	$15,000	$115,000
8	$100,000	$5,000	$20,000	$0	$20,000	$115,000
9	$100,000	$5,000	$25,000	$0	$25,000	$120,000

On each Account Anniversary thereafter, your Fee Base is recalculated and reset if necessary.

Your IOD II Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Fee Base and thus your IOD II Fee.

•	If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Fee Base and thus your IOD II Fee.

In addition, on your Account Anniversary, the IOD II Fee may also change if we increase the percentage used to calculate the IOD II Fee as described below under “Step-Up Under IOD II.”

The investment performance of the Designated Funds will not affect your IOD II Fee during an Account Year. However, as stated below under “Step-Up Under IOD II,” favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary, and thus increase your IOD II Fee.

We will continue to deduct the IOD II Fee until you annuitize your Contract, your Account Value reduces to zero, or your benefits under IOD II are cancelled as described under “Cancellation of IOD II” in this Appendix.

Step-Up Under IOD II

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Annuity Commencement Date, we will automatically step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
Your highest quarter-end Account Value (adjusted for subsequent purchase payments and withdrawals) during the most recent Account Year (“Highest Quarterly Value”) minus your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Stored Income Period and therefore do not yet have a Stored Income Balance, your highest quarter-end Account Value must only be greater than your current Income Benefit Base.)

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the IOD II Fee on newly issued Contracts. If we are no longer issuing Contracts with IOD II, then the percentage rate we use to calculate your IOD II Fee will be set based upon current market conditions at that time. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your IOD II Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your IOD II Fee and step-up your Income Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Income Benefit Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, we will increase your Income Benefit Base to an amount equal to the highest adjusted quarterly Account Value less your Stored Income Balance, if such amount exceeds your current Income Benefit Base. After the step-up, your Annual Income Amount will be 5% of your new Income Benefit Base.

Here are examples of how step-up works under a few different circumstances:

Assume that you are 60 years old when you purchase a Contract with an initial Purchase Payment of $100,000, and that you elect to participate in IOD II with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Your initial Stored Income Balance is $5,000.

In each of the four examples, Account Values shown are as of the last day of each Account Quarter. Adjustments are made on the day a Purchase Payment or withdrawal is made.

The Account Values on each of your four Account Quarters are $113,000, $108,000, $90,000, and $103,000, respectively. No additional Purchase Payments are made and no withdrawals are taken, so no adjustments to these values are necessary. Your Stored Income Balance at the end of the fourth Account Quarter is $5,000. The highest adjusted quarterly value is $113,000. Your new Income Benefit Base is set to equal $108,000 ($113,000 - $5,000) since that amount exceeds your previous Income Benefit Base.

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	n/a	$113,000	$100,000
End of Second Quarter	$108,000	n/a	$108,000	$100,000
End of Third Quarter	$90,000	n/a	$90,000	$100,000
End of Fourth Quarter (before step-up)	$103,000	n/a	$103,000	$100,000
Highest Quarterly Value (after adjustments)			$113,000

Stored Income Balance at end of fourth quarter		$5,000
Step-up comparison	Is ($113,000 - $5,000) greater than $100,000? Yes, so step-up.

On the Account Anniversary (after step-up):
New Income Benefit Base =	$108,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$5,400	$108,000 x 5%
New Stored Income Balance =	$10,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: The end of the fourth Account Quarter and the Account Anniversary are the same day. We only make the distinction to separate values before and after step-up.

If you make an additional Purchase Payment during your first Account Year, your Account Value and your Income Benefit Base are each immediately increased by the amount of the additional Purchase Payment. Your Stored Income Balance is increased by 5% of the additional Purchase Payment.

Here is an example of how an additional Purchase Payment of $50,000 made in the second Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$50,000	$163,000	$100,000
$50,000 Purchase Payment	$163,000	n/a	n/a	$150,000
End of Second Quarter	$158,000	n/a	$158,000	$150,000
End of Third Quarter	$140,000	n/a	$140,000	$150,000
End of Fourth Quarter (before step-up)	$153,000	n/a	$153,000	$150,000
Highest Quarterly Value (after adjustments)			$163,000

Stored Income Balance at end of fourth quarter		$7,500 (initial $5,000 plus 5% x $50,000)
Step-up comparison	Is ($163,000 - $7,500) greater than $150,000? Yes, so step-up.

On the Account Anniversary (after step-up):
New Income Benefit Base =	$155,500	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$7,775	$155,500 x 5%
New Stored Income Balance =	$15,275	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: Since the additional Purchase Payment occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Here is an example of how a $4,000 withdrawal taken in the second Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $4,000	$109,000	$100,000
$4,000 withdrawal	$109,000	n/a	n/a	$100,000
End of Second Quarter	$104,000	n/a	$104,000	$100,000
End of Third Quarter	$86,000	n/a	$86,000	$100,000
End of Fourth Quarter (before step-up)	$99,000	n/a	$99,000	$100,000
Highest Quarterly Value (after adjustments)			$109,000

Stored Income Balance at end of fourth quarter		$1,000 (initial $5,000 less $4,000 withdrawal)
Step-up comparison	Is ($109,000 - $1,000) greater than $100,000? Yes, so step-up.

On the Account Anniversary (after step-up):
New Income Benefit Base =	$108,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$5,400	$108,000 x 5%
New Stored Income Balance =	$6,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: Since the withdrawal occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Assume instead you take a $40,000 withdrawal in the second Account Quarter at a point when the Account Value equaled $99,000 immediately before the withdrawal. Since this withdrawal exceeds your Stored Income Balance, it is considered an Excess Withdrawal. The Excess Withdrawal reduces your Income Benefit Base as described in this Appendix under “Excess Withdrawals.” All previous quarter-end Account Values are first reduced by the amount of the Stored Income Balance and then adjusted in the same proportion that the Income Benefit Base was adjusted after the Excess Withdrawal. (See the two-step calculation shown in the box below the following example.)

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $45,213	$67,787	$100,000
$40,000 withdrawal	$59,000	n/a	n/a	$62,766
End of Second Quarter	$68,000	n/a	$68,000	$62,766
End of Third Quarter	$50,000	n/a	$50,000	$62,766
End of Fourth Quarter (before step-up)	$63,000	n/a	$63,000	$62,766
Highest Quarterly Value (after adjustments)			$68,000

Stored Income Balance at end of fourth quarter		$0
Step-up comparison	Is ($68,000 - $0) greater than $62,766? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$68,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$3,400	$68,000 x 5%
New Stored Income Balance =	$3,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

(1)	Reduce the end of First Quarter Account Value by the Stored Income Balance	=	$113,000	–	$5,000	= $108,000

(2)	Adjust Account Value for the first Account Quarter	=	$108,000 x		($99,000 – $40,000)	= $67,787
					$99,000 – $5,000

	The total adjustment	=	$113,000	–	$67,787	= $45,213

Joint-Life Coverage

On the Issue Date, you have the option of electing IOD II with single-life coverage or, for a higher IOD II Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary beneficiary on the Issue Date and remains the sole primary beneficiary while IOD II is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while IOD II is in effect. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either you or your spouse is alive. Note that, for joint-life coverage to continue after the death of any Participant, the surviving spouse must elect to continue the contract through the “Spousal Continuance” provision. See also “Death of Participant Under IOD II with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the Stored Income Period will begin on your Issue Date if the younger spouse is at least age 50 on the Issue Date. Otherwise it will begin on the first Account Anniversary after the younger spouse attains (or would have attained) age 50. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) The First Withdrawal Date will be your Issue Date if the younger spouse is at least age 59 at issue. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, your benefits under IOD II continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. The percentage rate of the fee will not be reduced regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to store income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of IOD II

Should you decide that IOD II is no longer appropriate for you, you may cancel IOD II at any time. Upon cancellation, all benefits and charges under IOD II shall cease. Once cancelled, IOD II cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege,” IOD II will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

IOD II will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Income Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” in the prospectus to which this Appendix is attached.

A change in ownership may also cancel your benefits under IOD II.

Death of Participant Under IOD II with Single-Life Coverage

If you elected single-life coverage, IOD II terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new IOD II Rider on the original Contract (assuming your surviving spouse meets certain eligibility requirements). If your surviving spouse makes such election, all of the following occur:

•	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

•	the new percentage rate used to calculate the IOD II Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the IOD II Fee;

•	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

•	the new Stored Income Balance will be reset to zero.

Death of Participant Under IOD II with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in IOD II, the provisions of the section titled “Death of Participant Under IOD II with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, IOD II will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the Stored Income Balance will remain unchanged;

•	the Income Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in the Account Value (see “Step-Up Under IOD II”);

•	on each Account Anniversary, the Annual Income Amount will be equal to the Income Benefit Base multiplied by 5%; and

•	the percentage rate of the IOD II Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant.

At the death of the surviving spouse, the Contract, including IOD II, terminates.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under IOD II

Under the terms of IOD II, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value (or your Stored Income Balance, if greater);

(2)	annuitize your Account Value under one of the Annuity Options available on that date; or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and you are still eligible to receive it) with an annualized annuity payment of not less than 5% of your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as IOD II. When you elect to participate in IOD II, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under IOD II as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in IOD II, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Income Amount or Stored Income Balance that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal, and will not reduce the Income Benefit Base. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Income Amount or Stored Income Balance as an Excess Withdrawal which may significantly reduce the Income Benefit Base.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX N -
Income ON Demand® II Plus

The optional living benefit known as Income ON Demand II Plus (“IOD II Plus” or “the rider”) was available for Contracts purchased on or after October 20, 2008 and prior to February 17, 2009. The following information applies to your Contract if you elected to participate in IOD II Plus. IOD II Plus is no longer available for sale on new Contracts.

Income ON Demand II Plus provides an annual income guarantee for life. In early years, you can increase your guarantee if you defer withdrawals. In later years, you can store the annual guarantee amounts not withdrawn. To describe how IOD II Plus works, we use the following definitions:

Annual Income Amount:	An amount equal to your current Income Benefit Base multiplied by 5%, calculated on each Account Anniversary.

Early Withdrawal:	Any withdrawal taken prior to your First Withdrawal Date.

Excess Withdrawal:
Any withdrawal taken after your First Withdrawal Date that (a) when added to all prior withdrawals taken in that Account Year, exceeds the Annual Income Amount (or your Required Minimum Distribution Amount, if greater) while in the IOD II Plus Bonus Period or (b) exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if greater) while in the Stored Income Period.

Fee Base:	The amount used to calculate your “IOD II Plus Fee” (see “Cost of IOD II Plus”).

First Withdrawal Date:	Your Issue Date if you are at least age 59 at issue, otherwise the first Account Anniversary after you attain age 59.

Income Benefit Base:	The amount used to calculate your Annual Income Amount for IOD II Plus.

IOD II Plus Bonus Base:
The amount on which bonuses are calculated. The IOD II Plus Bonus Base is equal to the sum of your Purchase Payments, increased by any “step-ups” (described below) and reduced for any Early Withdrawals or any Excess Withdrawals.

IOD II Plus Bonus Period:
A ten-year period commencing on the Issue Date. If you “step-up” IOD II Plus,(described below) during the IOD II Plus Bonus Period, the IOD II Plus Bonus Period is extended to ten years from the date of the step-up.

Stored Income Balance:	The amount you may withdraw at any time during your Stored Income Period and after your First Withdrawal Date without reducing your benefits under IOD II Plus.

Stored Income Period:
A period beginning on the latest of your first Account Anniversary, the end of your IOD II Plus Bonus Period, or the first Account Anniversary following your 50th birthday, and ending on your Annuity Commencement Date.

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described under the sections entitled “Death of Participant Under IOD II Plus with Single-Life Coverage” and “Death of Participant Under IOD II Plus with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

Upon annuitization, IOD II Plus and any elected optional death benefit automatically terminate.

IOD II Plus allows you to withdraw a guaranteed amount each year, beginning after your First Withdrawal Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected), regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your Income Benefit Base. If you make no withdrawals (including Required Minimum Distribution Amounts) in an Account Year during your IOD II Plus Bonus Period, we will increase your Income Benefit Base by an amount equal to 7% of your IOD II Plus Bonus Base.

You may choose to end the current Bonus Period at anytime as long as you are at least age 50. The Stored Income Period will begin on the first Account Anniversary following your election. You can elect to end the Bonus Period by notifying us by written request, mailed to our Annuity Mailing Address, which is set forth at the beginning of this Prospectus.

After your IOD II Plus Bonus Period ends and your Stored Income Period begins, we will not increase your Income Benefit Base by an amount equal to 7% of your IOD II Plus Bonus Base. Instead, your Annual Income Amount will be added each year to your Stored Income Balance.

If you are participating in IOD II Plus, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in IOD II Plus, all of your Account Value must be invested only in Designated Funds at all times during the term of IOD II Plus. (The term of IOD II Plus is for life, unless your Income Benefit Base is reduced to zero or your benefits under IOD II Plus are terminated or cancelled as described in this Appendix under “Cancellation of IOD II Plus,” “Depleting Your Account Value,” and “Annuitization Under IOD II Plus.”) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as shown in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

You also have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail in this Appendix under “Joint-Life Coverage” and the sections entitled “Death of Participant Under IOD II Plus with Single-Life Coverage” and “Death of Participant Under IOD II Plus with Joint-Life Coverage.”

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

•	increased on each Account Anniversary by any applicable bonus amount during the IOD II Plus Bonus Period;

•	increased on each Account Anniversary by any step-ups as described under “Step-Up Under IOD II Plus” in this Appendix;

•
increased to the extent that you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described under “How IOD II Plus Works” in this Appendix;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	decreased following any Early Withdrawals you take, as described under “Early Withdrawals” in this Appendix; and

•	decreased following any Excess Withdrawals you take, as described under “Excess Withdrawals” in this Appendix.

Determining Your Stored Income Balance

At the beginning of the Stored Income Period, your Stored Income Balance will equal your Annual Income Amount (i.e., 5% of your Income Benefit Base on that Date). Thereafter, your Stored Income Balance is:

•	increased on each Account Anniversary by your Annual Income Amount determined on that Anniversary;

•	decreased by the amount of any withdrawals you take, on or after your First Withdrawal Date, up to the amount of your Stored Income Balance;

•	decreased to $0 if you take an Excess Withdrawal;

•	decreased in proportion to the change in your Account Value if you take an Early Withdrawal; and

•	decreased by the amount you use in exercising your one-time option to increase your Income Benefit Base (described below under “How IOD II Plus Works”).

How IOD II Plus Works

During the IOD II Plus Bonus Period

During the IOD II Plus Bonus Period, in each year that you do not take a withdrawal, your Income Benefit Base will be increased by an amount equal to 7% of your IOD II Plus Bonus Base. However, if this amount is less than the amount you will receive under a step-up, the Income Benefit Base will instead be increased by the step-up amount, unless there is a fee increase as described under “Step-Up Under IOD II Plus.” In the case of a fee increase, we will notify you in writing, in advance of your Contract Anniversary, and seek your written consent to the step-up and fee increase. If you do take a withdrawal, you are still eligible for step-up. (See “Step-Up under IOD II Plus” in this Appendix.) In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Income Amount, during this period, is not cumulative. Any unused portion of your Annual Income Amount in any Account Year, during the IOD II Plus Bonus Period cannot be applied to a future year.

During each Account Year, beginning on your First Withdrawal Date, you can take withdrawals totaling up to the amount of your Annual Income Amount, subject to the terms and conditions discussed below. Even if your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), as long as your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die.

During the Stored Income Period

During the Stored Income Period on each Account Anniversary, your Annual Income Amount is added to your Stored Income Balance. You can take withdrawals up to the amount of your Stored Income Balance beginning on your First Withdrawal Date, subject to the terms and conditions discussed below. You can use all or a portion of your Stored Income Balance to effect a one-time increase of your Income Benefit Base prior to your Annuity Commencement Date. If your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die.

Withdrawals from your Stored Income Balance can be taken at any time beginning on your First Withdrawal Date and prior to your Annuity Commencement Date without affecting your Income Benefit Base. If, beginning on your First Withdrawal Date, you make a withdrawal that does not exceed your Stored Income Balance:

•	your Stored Income Balance will be decreased by the amount withdrawn; and

•	the withdrawal will not be subject to withdrawal charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. While your Contract is in force, you may exercise this option only once and you must do so prior to your Annuity Commencement Date. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

•	your Stored Income Balance will be decreased by the amount used;

•	the amount of your Stored Income Balance used will be added to your Income Benefit Base; and

•	your new Annual Income Amount on your next Account Anniversary will equal 5% of your new Income Benefit Base.

Here is an example of how IOD II Plus works:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elect to participate in IOD II Plus with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. You decide to remain in the IOD II Plus Bonus Period for two years. The IOD II Plus Bonus Base is $100,000 for year one and year two. The bonus amount is 7% of the IOD II Plus Bonus Base. You wait until your third Account Year before you begin your Stored Income Period. At issue, your Annual Income Amount is $5,000 (5% of your Income Benefit Base). All values are shown as of the beginning of the Account Year, except for the bonus which occurs at the end of the Account Year.

Year	Account Value	Income Benefit Base	Annual Income Amount	Bonus Amount	Stored Income Balance
1	$100,000	$100,000	$5,000	$7,000	$0
2	$100,000	$107,000	$5,350	$7,000	$0
3	$100,000	$114,000	$5,700	n/a	$5,700
4	$100,000	$114,000	$5,700	n/a	$11,400

During your fifth Account Year, you use the full amount of your Stored Income Balance ($17,100) to increase your Income Benefit Base thereby reducing your Stored Income balance to $0. On your next Account Anniversary, your Income Benefit Base of $114,000 will be increased to $131,100 and your Annual Income Amount will be $6,555 (5% of your Income Benefit Base). Therefore $6,555 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Bonus Amount	Stored Income Balance
5	$100,000	$114,000	$5,700	n/a	$17,100
6	$100,000	$131,100	$6,555	n/a	$6,555
7	$100,000	$131,100	$6,555	n/a	$13,110
8	$100,000	$131,100	$6,555	n/a	$19,665

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Assume instead that, during your fifth Account Year, you take a withdrawal of $17,100, thereby reducing your Stored Income Balance to $0. On your next Account Anniversary, your Income Benefit Base will remain at $114,000 and your Annual Income Amount remains at $5,700 (5% of your Income Benefit Base). Therefore $5,700 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$114,000	$5,700	$17,100	$0
6	$82,900	$114,000	$5,700	$0	$5,700
7	$82,900	$114,000	$5,700	$0	$11,400
8	$82,900	$114,000	$5,700	$0	$17,100

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under IOD II Plus, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further under “Withdrawals Under IOD II Plus.” Even if your Stored Income Period has begun, withdrawals prior to your First Withdrawal Date are considered Early Withdrawals. Investing in any Fund, other than a Designated Fund, will cancel IOD II Plus as described under “Cancellation of IOD II Plus” in this Appendix.

Withdrawals Under IOD II Plus

Withdrawals After Your First Withdrawal Date

Your First Withdrawal Date may occur during either your IOD II Plus Bonus Period or your Stored Income Period. If your First Withdrawal Date occurs during the IOD II Plus Bonus Period, you may take withdrawals up to your Annual Income Amount each year without reducing your future Annual Income Amount. Each withdrawal will reduce your Annual Income Amount for that year by the full amount of that withdrawal. You will not be eligible for a 7% bonus during any Account Year in which you have taken a withdrawal. If your First Withdrawal Date occurs during your Stored Income Period, withdrawals, up to the amount of your Stored Income Balance, will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base. This is shown in the example above.

Withdrawals taken after your First Withdrawal Date and during the withdrawal charge period permitted under your Contract are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract;

•	either your Annual Income Amount (during the IOD II Plus Bonus Period) or your Stored Income Balance (during the Stored Income Period); or

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed in this Appendix under “Certain Tax Provisions”).

Excess Withdrawals

An Excess Withdrawal can occur during the IOD II Plus Bonus Period or the Stored Income Period. During the IOD II Plus Bonus Period, if you take an Excess Withdrawal, both your Income Benefit Base and your IOD II Plus Bonus Base will be reduced according to the following formulas:

Your new Income Benefit Base =	IBB x	(	AV – WD	)
AV – AIA

Your new IOD II Plus Bonus Base =	BB x	(	AV – WD	)
AV – AIA

Where:
	IBB =	Your Income Benefit Base immediately prior to the Excess Withdrawal.

	BB =	Your IOD II Plus Bonus Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	AIA =	Your remaining Annual Income Amount immediately prior to the Excess Withdrawal minus any prior partial withdrawals taken during the current Account Year.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

During the Stored Income Period, if you take an Excess Withdrawal, your Stored Income Balance will be reduced to zero. In addition, your Income Benefit Base will be reduced according to the following formula:

Your new Income Benefit Base =	IBB x	(	AV – WD	)
AV – SB

Where:
	IBB =	Your Income Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	SB =	Your Stored Income Balance immediately prior to the Excess Withdrawal (or your Required Minimum Distribution Amount, if greater).

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

Your Annual Income Amount will be recalculated on your next Account Anniversary based on the reduced Income Benefit Base. Here is an example of an Excess Withdrawal.

Using the same facts as the previous example, assume that in your fifth Account Year you take a withdrawal of $50,000, exceeding your Stored Income Balance. Assume that due to poor investment performance during the fifth Account Year, your Account Value was $90,000 immediately prior to the withdrawal. Your Income Benefit Base will be reduced to $62,551 as shown below and your new Annual Income Amount will be 5% of your new Income Benefit base ($3,128). The Annual Withdrawal Amount of $3,128 will be added to your Stored Income Balance.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance

5	$100,000	$114,000	$5,700	$50,000	$0
6	$50,000	$62,551	$3,128	$0	$3,128
7	$50,000	$62,551	$3,128	$0	$6,2561
8	$50,000	$62,551	$3,128	$0	$9,384

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Your new Income Benefit Base	=	$114,000 x	($90,000 – $50,000)	= $62,551
$90,000 – $17,100

Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under IOD II Plus, including reducing your Account Value to zero and thereby terminating your Contract without value.

Early Withdrawals

An Early Withdrawal can occur during the IOD II Plus Bonus Period or the Stored Income Period. Any withdrawals, including any “free withdrawal amounts,” taken before the First Withdrawal Date are Early Withdrawals. If an Early Withdrawal occurs during your IOD II Plus Bonus Period, your Annual Income Amount will be reduced by the full amount of the withdrawal. In addition, your IOD II Plus Bonus Base will be reduced according to the following formula:

Your new IOD II Plus Bonus Base =	BB x	(	AV - WD	)
AV

If the Early Withdrawal occurs during the Stored Income Period, your Stored Income Balance will be reduced using the following formula:

Your new Stored Income Balance =	SB x	(	AV - WD	)
AV

In either the IOD II Plus Bonus Period or Stored Income Period, your new Income Benefit Base will equal:

Your new Income Benefit Base =	IBB x	(	AV - WD	)
AV

Where:
	IBB =	Your Income Benefit Base immediately prior to the Early Withdrawal.

	BB =	Your IOD II Plus Bonus Base immediately prior to the Early Withdrawal.

	SB =	Your Stored Income Balance immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Your future Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

In addition, Early Withdrawals will also be subject to withdrawal charges, to the extent that such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. Early Withdrawals could severely reduce, and even terminate, your benefits under IOD II Plus, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under IOD II Plus, any withdrawal before your First Withdrawal Date could have state and federal income tax liability. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal (as described above), then your Stored Income Balance (if any), your IOD II Plus Bonus Base (if any), and your Income Benefit Base will all be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with IOD II Plus, will end.

If your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Income Benefit Base will not be reduced. Your Contract will end, but you will be entitled to receive annual payments as follows.

If you were in the IOD II Plus Bonus Period on the day the Account Value was reduced to zero, regardless of your age, you will be entitled to receive annual amounts equal to 5% of your Income Benefit Base each year for as long as you live.

If you were in the Stored Income Period on the day the Account Value was reduced to zero, you will be entitled to receive annual amounts equal to 5% of your Income Benefit Base. Prior to determining your annual payments, you may increase your Income Benefit Base by any remaining Stored Income Balance as described below. These payments will continue for as long as you live. If you elected joint-life coverage, the payments will continue as long as either you or your spouse are alive as described in this Appendix under “Death of Participant Under IOD II Plus with Joint-Life Coverage.” If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your “annual lifetime payments,” you must deplete your Stored Income Balance by:

(a)	withdrawing your remaining Stored Income Balance;

(b)	applying the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your “annual lifetime payments”); or

(c)	using a combination of (a) and (b).

Because the Contract has ended, the amount of these annual lifetime payments will not change and they will not be subject to any withdrawal charges. You should be aware, however, that they could be subject to state and federal income tax liability. You should consult a qualified tax professional for more information.

Cost of IOD II Plus

If you elected IOD II Plus, we will deduct a quarterly fee from your Account Value (“IOD II Plus Fee”). The IOD II Plus Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter and will equal 0.2375 % of your Fee Base on that day, if you elected single-life coverage (0.2875% for joint-life coverage). On an annual basis, the IOD II Plus Fee is equal to 0.95% of your Fee Base if you elected single-life coverage (1.15% for joint-life coverage). We reserve the right to increase the percentage rate used to calculate the IOD II Plus Fee on newly issued Contracts.

During the first Account Year, your Fee Base is equal to your Income Benefit Base. On each Account Anniversary, the Fee Base is recalculated. During the IOD II Plus Bonus Period, your new Fee Base will be reset to equal your Income Benefit Base, if your Income Benefit Base is higher than your current Fee Base. During the Stored Income Period, your new Fee Base will be reset to equal your Income Benefit Base plus your Stored Income Balance (if any) less your Annual Income Amount for that year if this recalculated amount is higher than your current Fee Base. In the event that the recalculated amount is not greater than your current Fee Base, we will continue to calculate your IOD II Plus Fee based upon your current Fee Base until, at least, your next Account Anniversary. Note that, although your IOD II Plus Fee may increase, it will never decrease.

For the most part, we calculate your Fee Base only on your Account Anniversary. However, we will recalculate your Fee Base between Account Anniversaries, if you take an Early Withdrawal or Excess Withdrawal or make additional Purchase Payments during your first Account Year.

If you take an Excess Withdrawal during your IOD II Plus Bonus Period, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV - AIA

If you take an Excess Withdrawal during your Stored Income Period, your IOD II Plus Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV - SB

If you take an Early Withdrawal, your IOD II Plus Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV

Where:
	Fee Base =	Your IOD II Plus Fee Base immediately prior to the Early/Excess Withdrawal.

	WD =	The amount of the Early/Excess Withdrawal.

	SB =	Your Stored Income Balance (if any) immediately prior to the Excess Withdrawal.

	AIA =	Your Annual Income Amount immediately prior to the Excess Withdrawal minus any prior partial withdrawals taken during the current Account Year.

	AV =	Your Account Value immediately prior to the Early/Excess Withdrawal.

Any additional Purchase Payment you make during your first Account Year will increase your Income Benefit Base as described in this Appendix under “Determining Your Income Benefit Base.” Therefore, your Fee Base will increase by any additional Purchase Payments made.

Here is an example of how we calculate your Fee Base:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD II Plus with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment ($100,000) on your Issue Date. Your IOD II Plus Bonus Base is equal to your initial Purchase Payment ($100,000). At issue, your Annual Income Amount is $5,000 (5% of your Income Benefit Base). You wait until your third Account Year before you elect to begin your Stored Income Period. During the IOD II Plus Bonus Period, in years that withdrawals are not taken, your Income Benefit Base increases by 7% of your IOD II Plus Bonus Base (assuming no step-up). At the beginning of your Stored Income Period, Year 3, your Annual Income Amount has increased to $5,700. All values are shown as of the beginning of the Account Year unless otherwise stated.

During the IOD II Plus Bonus Period (Account Years 1and 2), the Fee Base is set equal to your Income Benefit Base. During the Stored Income Period, the Fee Base is reset at the beginning of the Account Year to equal your Income Benefit Base plus your Stored Income Balance less your Annual Income Amount, if that amount is greater than the previous Fee Base. For example, in Account Year 4, the Fee Base is set equal to the Income Benefit Base ($114,000) plus the Stored Income Balance ($11,400) less your Annual Income Amount ($5,700) if that amount ($119,700) is greater than the previous Fee Base ($114,000).

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
1	$100,000	$5,000	$0	$0	$0	$100,000
2	$107,000	$5,350	$0	$0	$0	$107,000
3	$114,000	$5,700	$5,700	$0	$5,700	$114,000
4	$114,000	$5,700	$11,400	$0	$11,400	$119,700

Assume, instead, that in your fourth Account Year you take a $11,400 withdrawal. At the beginning of your fifth Account Year, your Income Benefit Base ($114,000) plus your Stored Income Balance ($0) less your Annual Income Amount ($5,700) is less than the current Fee Base ($119,700), so there is no change to the Fee Base as shown below. In Account Year 7, the Fee Base is reset. Your Income Benefit Base ($114,000) plus your Stored Income Balance ($17,100) less your Annual income Amount ($5,700), results in an amount of $125,400, an amount that is greater than the previous Fee Base ($119,700).

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
4	$114,000	$5,700	$11,400	$11,400	$0	$119,700
5	$114,000	$5,700	$5,700	$0	$5,700	$119,700
6	$114,000	$5,700	$11,400	$0	$11,400	$119,700
7	$114,000	$5,700	$17,100	$0	$17,100	$125,400

On each Account Anniversary thereafter, your Fee Base is recalculated and reset if necessary.

Your IOD II Plus Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Fee Base and thus your IOD II Plus Fee.

•	If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Fee Base and thus your IOD II Plus Fee.

In addition, on your Account Anniversary, the IOD II Plus Fee may also change, if we increase the percentage used to calculate the IOD II Plus Fee as described below under “Step-Up Under IOD II Plus.”

The investment performance of the Designated Funds will not affect your IOD II Plus Fee during an Account Year. However, as stated below under “Step-Up Under IOD II Plus,” favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary, and thus increase your IOD II Plus Fee.

We will continue to deduct the IOD II Plus Fee until you annuitize your Contract, your Account Value reduces to zero, or your benefits under IOD II Plus are cancelled as described under “Cancellation of IOD II Plus” in this Appendix.

Step-Up Under IOD II Plus

You can step-up your Income Benefit Base and IOD II Plus Bonus Base each Account Anniversary prior to your Annuity Commencement Date, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value less your Stored Income Balance (if any) must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
If your Contract is in the Stored Income Period, your highest quarter-end Account Value (adjusted for subsequent Purchase Payments and withdrawals) during the most recent Account Year (“Highest Quarterly Value”) minus your Stored Income Balance must be greater than your current Income Benefit Base.

•
If your Contract has not started the Stored Income Period, your Highest Quarterly Value during the most recent Account Year must be greater than your current Income Benefit Base (adjusted for any applicable bonus if the Contract is in the IOD II Plus Bonus Period).

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the IOD II Plus Fee on newly issued Contracts. If we are no longer issuing Contracts with IOD II Plus, then the percentage rate we use to calculate your IOD II Plus Fee will be set based upon current market conditions at that time. Significant changes in stock market prices, interest rate fluctuations, and competitive industry trends are among the market conditions we consider in whether to change the fee.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your IOD II Plus Fee will remain unchanged and we will automatically step-up your Income Benefit Base and your IOD II Plus Bonus Base (if applicable).

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your IOD II Plus Fee and step-up your Income Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Income Benefit Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up prior to the Stored Income Period, we will increase your Income Benefit Base and your IOD II Plus Bonus Base each to an amount equal to the highest adjusted quarterly Account Value, if such amount exceeds your current Income Benefit Base (adjusted for any applicable bonus if the Contract is in the IOD II Plus Bonus Period). If the step-up occurred during the IOD II Plus Bonus Period, your IOD II Plus Bonus Period will be renewed for another 10-year period.

At the time of step-up during the Stored Income Period, we will increase your Income Benefit Base to an amount equal to the highest adjusted quarterly Account Value less your Stored Income Balance, if such amount exceeds your current Income Benefit Base. After the step-up, your Annual Income Amount will be 5% of your new Income Benefit Base.

Below are examples of how step-up works under a few different circumstances.

Assume that you are 60 years old when you purchase a Contract with an initial Purchase Payment of $100,000, and that you elect to participate in IOD II Plus with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base and your IOD II Plus Bonus Base are equal to your initial Purchase Payment. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). The example assumes you are in the IOD II Plus Bonus Period.

In each of the five examples, Account Values shown are as of the last day of each Account Quarter. Adjustments are made on the day a Purchase Payment or withdrawal is made.

The Account Values on each of your four Account Quarters are $113,000, $108,000, $90,000, and $103,000, respectively. No additional Purchase Payments are made and no withdrawals are taken, so no adjustments to these values are necessary. The highest adjusted quarterly value is $113,000. Both your new Income Benefit Base and IOD II Plus Bonus Base are set to equal $113,000 since that amount exceeds your previous Income Benefit Base increased by 7% of your IOD II Plus Bonus Base ($100,000 + $7,000).

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	n/a	$113,000	$100,000
End of Second Quarter	$108,000	n/a	$108,000	$100,000
End of Third Quarter	$90,000	n/a	$90,000	$100,000
End of Fourth Quarter (before step-up)	$103,000	n/a	$103,000	$100,000
Highest Quarterly Value (after adjustments)			$113,000

Stored Income Balance at end of fourth quarter		n/a (since you are in the IOD II Plus Bonus Period)
Step-up comparison	Is $113,000 greater than $100,000 + $7,000? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$113,000	Highest Quarterly Value (after adjustments)
New Annual Income Amount =	$5,650	$113,000 x 5%
New Stored Income Balance =	n/a	(since you are in the IOD II Plus Bonus Period)
New IOD II Plus Bonus Base =	$113,000

Please note: The end of the fourth Account Quarter and the Account Anniversary are the same day. We only make the distinction to separate values before and after step-up.

If you make an additional Purchase Payment during your first Account Year, your Account Value, your Income Benefit Base, and your IOD II Plus Bonus Base are each immediately increased by the amount of the additional Purchase Payment.

Here is an example of how an additional Purchase Payment of $50,000 made in the second Account Quarter would affect your step-up and assumes that you are in the IOD II Plus Bonus Period:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$50,000	$163,000	$100,000
$50,000 Purchase Payment	$163,000	n/a	n/a	$150,000
End of Second Quarter	$158,000	n/a	$158,000	$150,000
End of Third Quarter	$140,000	n/a	$140,000	$150,000
End of Fourth Quarter (before step-up)	$153,000	n/a	$153,000	$150,000
Highest Quarterly Value (after adjustments)			$163,000

Stored Income Balance at end of fourth quarter		n/a (since you are in the IOD II Plus Bonus Period)
Step-up comparison	Is $163,000 greater than $150,000 + $10,500? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$163,500	Highest Quarterly Value (after adjustments).
New Annual Income Amount =	$8,150	$163,500 x 5%
New Stored Income Balance =	n/a	(since you are in the IOD II Plus Bonus Period)
New IOD II Plus Bonus Base =	$163,000

Please note: Since the additional Purchase Payment occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Here is an example of how a $4,000 withdrawal taken in the second Account Quarter would affect your step-up and assumes you are in the IOD II Plus Bonus Period:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$4,000	$109,000	$100,000
$4,000 withdrawal	$109,000	n/a	n/a	$100,000
End of Second Quarter	$104,000	n/a	$104,000	$100,000
End of Third Quarter	$86,000	n/a	$86,000	$100,000
End of Fourth Quarter (before step-up)	$99,000	n/a	$99,000	$100,000
Highest Quarterly Value (after adjustments)			$109,000

Stored Income Balance at end of fourth quarter		n/a (since you are in the IOD II Plus Bonus Period)
Step-up comparison	Is $109,000 greater than $100,000 + $0 (no bonus since withdrawal taken? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$109,000	Highest Quarterly Value (after adjustments)
New Annual Income Amount =	$5,450	$109,000 x 5%
New Stored Income Balance =	n/a	(since you are in the IOD II Plus Bonus Period)
New IOD II Plus Bonus Base =	$109,000

Please note: Since the withdrawal occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Assume instead you take a $40,000 withdrawal in the second Account Quarter at a point when the Account Value equaled $99,000 immediately before the withdrawal. Since this withdrawal exceeds your Annual Income Amount, it is considered an Excess Withdrawal. The Excess Withdrawal reduces your Income Benefit Base and your IOD II Plus Bonus Base as described under “Excess Withdrawals” in this Appendix. All previous quarterly Account Values are first reduced by the amount of the Annual Income Amount less any prior withdrawals taken in that Account Year and then adjusted in the same proportion that the Income Benefit Base was adjusted after the Excess Withdrawal. (See the two-step calculation shown in the box below the following example.) The example assumes you are in the IOD II Plus Bonus Period.

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$45,213	$67,787	$100,000
$40,000 withdrawal	$59,000	n/a	n/a	$62,766
End of Second Quarter	$68,000	n/a	$68,000	$62,766
End of Third Quarter	$50,000	n/a	$50,000	$62,766
End of Fourth Quarter (before step-up)	$63,000	n/a	$63,000	$62,766
Highest Quarterly Value (after adjustments)			$68,000

Stored Income Balance at end of fourth quarter		n/a (since you are in the IOD II Plus Bonus Period)
Step-up comparison	Is $68,000 greater than $62,766 + $0 (no bonus since withdrawal taken)? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$68,000	Highest Quarterly Value (after adjustments)
New Annual Income Amount =	$3,400	$68,000 x 5%
New Stored Income Balance =	n/a	(since you are in the IOD II Plus Bonus Period)
New IOD II Plus Bonus Base =	$68,000

(1)	Reduce the end of First Quarter Account Value by the Annual Income Amount less any prior withdrawals taken in that Account Year	=	$113,000	–	$5,000	= $108,000

(2)	Adjust the Account Value for the first Account Quarter	=	$108,000 x		($99,000 – $40,000)	= $67,787
					$99,000 – $5,000

	The total adjustment	=	$113,000	–	$67,787	= $45,213

Using the facts of the above example where no withdrawals or additional premiums have taken place, assume that for Account Year 2 you have elected to begin the Stored Income Period. As stated in the above example the Income Benefit Base is $113,000 beginning of Account Year 2. Your Annual Income Amount is $5,650 (5% of your Income Benefit Base). Because you have elected to begin the Stored Income Period, your Stored Income Balance is initially equal to your Annual Income Amount ($5,650).

The Account Values on each of your four Account Quarters for Account Year 2 are $105,000, $111,000, $116,000, and $120,000, respectively. No additional Purchase Payments are made and no withdrawals are taken, so no adjustments to these values are necessary. The highest adjusted quarterly value is $120,000. Your new Income Benefit Base is set to equal $114,350 ($120,000 - $5,650) since that amount exceeds your previous Income Benefit Base.

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

End of First Quarter	$105,000	n/a	$105,000	$113,000
End of Second Quarter	$111,000	n/a	$111,000	$113,000
End of Third Quarter	$116,000	n/a	$116,000	$113,000
End of Fourth Quarter (before step-up)	$120,000	n/a	$120,000	$113,000
Highest Quarterly Value (after adjustments)			$120,000

Stored Income Balance at end of fourth quarter		$5,650
Step-up comparison	Is ($120,000 - $5,650) greater than $113,000? Yes, so step-up.

On the Contract Anniversary (after step-up)
New Income Benefit Base =	$114,350	Highest Quarterly Value (after adjustments) less the Stored Income Balance
New Annual Income Amount =	$5,718	$114,350 x 5%
New Stored Income Balance =	$11,367
New IOD II Plus Bonus Base =	n/a	No longer applicable for the Stored Income Period

Please note: The end of the fourth Account Quarter and the Contract Anniversary are the same day. We only make the distinction to separate values before and after step-up.

Joint-Life Coverage

On the Issue Date, you have the option of electing IOD II Plus with single-life coverage or, for a higher IOD II Plus Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary beneficiary on the Issue Date and remains the sole primary beneficiary while IOD II Plus is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while IOD II Plus is in effect. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either you or your spouse is alive. Note that, for joint-life coverage to continue after the death of any Participant, the surviving spouse must elect to continue the contract through the “Spousal Continuance” provision. See also “Death of Participant Under IOD II Plus with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the IOD II Plus Bonus Period and the Stored Income Period are determined based on the age of the younger spouse if the younger spouse attains (or would have attained) age 50. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) On the first day of the Stored Income Period, your Annual Income Amount will be added to your Stored Income Balance. The First Withdrawal Date will be your Issue Date if the younger spouse is at least age 59 at issue. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, your benefits under IOD II Plus continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. The percentage rate of the fee will not be reduced regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to store income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of IOD II Plus

Should you decide that IOD II Plus is no longer appropriate for you, you may cancel IOD II Plus at any time. Upon cancellation, all benefits and charges under IOD II Plus shall cease. Once cancelled, IOD II Plus cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege,” IOD II Plus will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

IOD II Plus will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Income Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” in the prospectus to which this Appendix is attached.

A change in ownership may also cancel your benefits under IOD II Plus.

Death of Participant Under IOD II Plus with Single-Life Coverage

If you elected single-life coverage, IOD II Plus terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance, if any. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new IOD II Plus Rider on the original Contract (assuming your surviving spouse meets certain eligibility requirements). If your surviving spouse makes such election, all of the following occur:

•	the new Account Value will be the greater of the Stored Income Balance, if any, on the original Contract or the Death Benefit;

•
the new percentage rate used to calculate the IOD II Plus Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the IOD II Plus Fee;

•	the new Income Benefit Base and your new IOD II Plus Bonus Base will each be equal to the Account Value after any Death Benefit has been credited; and

•	the new IOD II Plus Bonus Period begins.

Death of Participant Under IOD II Plus with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in IOD II Plus, the provisions of the section titled “Death of Participant Under IOD II Plus with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, IOD II Plus will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the Stored Income Balance, if any, will remain unchanged;

•
the Income Benefit Base and the IOD II Plus Bonus Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in the Account Value (see “Step-Up Under IOD II Plus” in this Appendix);

•	on each Account Anniversary, the Annual Income Amount will be equal to the Income Benefit Base multiplied by 5%; and

•	the percentage rate of the IOD II Plus Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant.

At the death of the surviving spouse, the Contract, including IOD II Plus, terminates.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under IOD II Plus

Under the terms of IOD II Plus, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive the greater of your Cash Surrender Value or your Stored Income Balance, if any;

(2)	annuitize your Account Value under one of the Annuity Options available on that date; or

(3)
(a) receive the remaining Stored Income Balance, if any, in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and you are still eligible to receive it) with an annualized annuity payment of not less than 5% of your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as IOD II Plus. When you elect to participate in IOD II Plus, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under IOD II Plus as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in IOD II Plus, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Income Amount or Stored Income Balance that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal, and will not reduce the Income Benefit Base. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Income Amount or Stored Income Balance as an Excess Withdrawal which may significantly reduce the Income Benefit Base.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX O -
RETIREMENT INCOME ESCALATORSM II

The optional living benefit known as Retirement Income Escalator II (“RIE II”) was available on Contracts purchased on or after October 20, 2008, and prior to August 17, 2009, and on certain limited Contracts purchased on or after August 17, 2009. If you elected to participate in RIE II, the following information applies to your Contract. RIE II is no longer available for sale on new Contracts.

If you purchased your Contract prior to February 17, 2009, and elected to participate in RIE II, your Lifetime Withdrawal Percentage (defined below) is different from the Lifetime Withdrawal Percentage available on Contracts purchased on or after that date. (See “Determining Your Annual Withdrawal Amount,” “Step-Up Under RIE II,” and “Joint-Life Coverage” in this Appendix.) In addition, unless you “step-up” as described under “Step-Up Under RIE II,” the fee charged for your RIE II is lower than the fee charged on Contracts purchased on or after February 17, 2009. (See “Cost of RIE II” in this Appendix.)

RIE II provides an annual income guarantee for life. You can withdraw up to a guaranteed amount each year and, provided you meet certain requirements, we will continue to send you the guaranteed amount even if your Account Value should go to zero. Your income amount will not decrease, provided that your withdrawals do not exceed the guaranteed amount in any year. In general, the longer you wait for your first withdrawal under RIE II, the larger the guaranteed Annual Withdrawal Amount. To describe how RIE II works, we use the following definitions:

Annual Withdrawal Amount:
The total guaranteed amount available for withdrawal each Account Year during your life, provided that you comply with certain conditions. The Annual Withdrawal Amount is equal to your current Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. (You should be aware that certain actions you take could significantly reduce the amount of your Annual Withdrawal Amount.)

Early Withdrawal:	Any withdrawal taken prior to your RIE II Coverage Date.

Excess Withdrawal:	Any withdrawal taken after your RIE II Coverage Date that exceeds your Annual Withdrawal Amount (or your Required Minimum Distribution Amount, if greater).

Lifetime Withdrawal Percentage:	The percentage used to calculate your Annual Withdrawal Amount.

RIE II Bonus Base:
The amount on which bonuses are calculated. The RIE II Bonus Base is equal to the sum of your Purchase Payments, increased by any “step-ups” (described below) and reduced proportionately by any withdrawal taken prior to your RIE II Coverage Date or any Excess Withdrawals (see “Excess Withdrawals” under “Withdrawals Under RIE II”).

RIE II Bonus Period:
A ten-year period commencing on the Issue Date and ending on your tenth Account Anniversary. If you “step up” RIE II (described below) during the RIE II Bonus Period, the RIE II Bonus Period is extended to ten years from the date of the step-up.

RIE II Coverage Date:	Your Issue Date if you are at least age 59 at issue; otherwise, the first Account Anniversary after you attain age 59.

Withdrawal Benefit Base:	The amount used to calculate (1) your Annual Withdrawal Amount and (2) your “RIE II Fee” (see “Cost of RIE II”).

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described under “Death of Participant Under RIE II with Single-Life Coverage” and “Death of Participant Under RIE II with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

Upon annuitization, RIE II and any elected optional death benefit automatically terminate.

RIE II allows you to withdraw a guaranteed amount of money each year, beginning on your RIE II Coverage Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected). Your right to take withdrawals under RIE II continues regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. After your RIE II Coverage Date, the amount you can withdraw, in any one year, can be 4%, 5%, 6%, or 7% of your Withdrawal Benefit Base, depending upon your age (or the younger spouse’s age in case of joint-life coverage) on the date of your first withdrawal.

In addition, if you make no withdrawals in an Account Year during your RIE II Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 7% of your RIE II Bonus Base. The RIE II Bonus Period is a 10-year period commencing on your Issue Date. The period will be extended for an additional 10 years commencing on each step-up of the Withdrawal Benefit Base (see “Step-Up Under RIE II” in this Appendix), provided that the step-up occurs during the RIE II Bonus Period.

If you are participating in RIE II, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in RIE II, all of your Account Value must be invested in one or more of the Designated Funds at all times during the term of RIE II. (The “term” of RIE II is for life, unless your Withdrawal Benefit Base is reduced to zero or RIE II is terminated or cancelled as described under “Cancellation of RIE II,” “Depleting Your Account Value,” and “Annuitization Under RIE II” in this Appendix.) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

Under RIE II, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “Joint-Life Coverage,” “Death of Participant Under RIE II with Single-Life Coverage,” and “Death of Participant Under RIE II with Joint-Life Coverage” in this Appendix.

Determining Your Withdrawal Benefit Base

On the Issue Date, we set your Withdrawal Benefit Base equal to your initial Purchase Payment. Thereafter, your Withdrawal Benefit Base is:

•	increased by any applicable bonuses;

•	increased by any step-ups as described under “Step-Up Under RIE II” in this Appendix;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

•	decreased following any Early Withdrawals you take as described under “Early Withdrawals” in this Appendix; and

•	decreased following any Excess Withdrawals you take as described under “Excess Withdrawals” in this Appendix.

Determining Your Annual Withdrawal Amount

Your Annual Withdrawal Amount is first determined when you make your first withdrawal after your RIE II Coverage Date and then on each subsequent Account Anniversary. Your Annual Withdrawal Amount is equal to your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage depends upon your age at the time you make your first withdrawal after your RIE II Coverage Date as shown in the tables below. If you purchased your Contract on or after February 17, 2009, your Lifetime Withdrawal Percentage is determined, as follows:

Your Age on the Date of the First Withdrawal After Your RIE II Coverage Date*	Lifetime Withdrawal Percentage
59 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

If you purchased your Contract prior to February 17, 2009, your Lifetime Withdrawal Percentage is determined, as follows:

Your Age on the Date of the First Withdrawal After Your RIE II Coverage Date*	Lifetime Withdrawal Percentage
59 - 69	5%
70 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

Your Lifetime Withdrawal Percentage will only increase if your age at the time of step-up coincides with a higher percentage as shown in the tables above. (See “Step-Up Under RIE II” in this Appendix.) An increase in the Lifetime Withdrawal Percentage will increase your Annual Withdrawal Amount.

Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. If your Withdrawal Benefit Base changes after your Annual Withdrawal Amount is determined, your Annual Withdrawal Amount will also change. The new Annual Withdrawal Amount will be effective on the next Account Anniversary and, at that time, will reflect any increases caused by a step-up or a bonus that took place during the prior Account Year and any decreases caused by Excess Withdrawals (described below) that were taken during the prior Account Year. The new Annual Withdrawal Amount will be in effect for all subsequent Account Years, unless and until there is a further change in your Withdrawal Benefit Base.

How RIE II Works

Each Account Year, beginning on your RIE II Coverage Date, you can take withdrawals totaling up to the amount of your Annual Withdrawal Amount, subject to the terms and conditions discussed below. Even if your Account Value is reduced to zero  (other than as a result of an Early Withdrawal or an Excess Withdrawal), as long as your Withdrawal Benefit Base is greater than zero, you will receive your full Annual Withdrawal Amount every year until you die.

If you defer taking any withdrawals in an Account Year during the RIE II Bonus Period, your Withdrawal Benefit Base will be increased by an amount equal to 7% of your RIE II Bonus Base. However, if this amount is less than the amount you will receive under a step-up, the Withdrawal Benefit Base will instead be increased by the step-up amount, unless there is a fee increase as described under “Step-Up Under RIE II.” In the case of a fee increase, we will notify you in writing, in advance of your Contract Anniversary, and seek your written consent to the step-up and fee increase. If you do take a withdrawal, you are still eligible for step-up. (See “Step-Up under RIE II” in this Appendix.) In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Withdrawal Amount is not, however, cumulative: any unused portion of your Annual Withdrawal Amount in any Account Year cannot be applied to a future year.

Note that the timing and amount of your withdrawals may significantly decrease, and even terminate, your total benefits under RIE II, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further under “Withdrawals Under RIE II” in this Appendix. Note also that investing in any Fund, other than a Designated Fund, will cancel RIE II, as described under “Cancellation of RIE II” in this Appendix.

Here is an example of how RIE II works. This example assumes that your Contract was purchased on or after February 17, 2009.

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE II with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your RIE II Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Because you reached age 59 prior to your Issue Date, your RIE II Coverage Date is your Issue Date. You can begin at any time to withdraw up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. During the RIE II Bonus Period, your Withdrawal Benefit Base will increase by 7% of your RIE II Bonus Base each Account Year in which you do not take a withdrawal. By deferring your withdrawals during a RIE II Bonus Period you will increase your Withdrawal Benefit Base, which in turn may maximize your Annual Withdrawal Amount. After the RIE II Bonus Period, you will still be eligible to take your Annual Withdrawal Amount each year and to step-up your Withdrawal Benefit Base. However, you will no longer be eligible for the 7% bonus each year. (For convenience, assume that the investment performance on your underlying investments remains constant throughout the life of your Contract, except for Account Year 2.)

Assume that, because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 on your second Account Anniversary. Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and RIE II Bonus Base. Assume that we have not increased the percentage used to calculate the RIE II Fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your RIE II Bonus Base to $125,000. Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250. Going forward, your new RIE II Bonus Base will be $125,000, unless increased by another step-up or reduced by an Excess Withdrawal, and your RIE II Bonus Period will now end on your 12th Account Anniversary (i.e., ten years after the step-up). All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	RIE II Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$5,000	$0
2	$100,000	$107,000	$100,000	$5,350	$0
3	$125,000	$125,000	$125,000	$6,250	$0

Assume you take your first withdrawal when you are age 71 in Account Year 7. Using the chart on the previous page, we set your Lifetime Withdrawal Percentage at 5%. Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can begin withdrawing up to $8,000 each Account Year without reducing your Withdrawal Benefit Base, as shown in the following table:

4	$125,000	$133,750	$125,000	$6,688	$0
5	$125,000	$142,500	$125,000	$7,125	$0
6	$125,000	$151,250	$125,000	$7,563	$0
7	$125,000	$160,000	$125,000	$8,000	$8,000
8	$117,000	$160,000	$125,000	$8,000	$8,000

Assume in Account Year 9, you defer taking a withdrawal. Your Withdrawal Benefit Base will increase by $8,750 which is 7% of your RIE II Bonus Base ($125,000). Your new Annual Withdrawal Amount will be set equal to $8,438, which is 5% of your new Withdrawal Benefit Base ($168,750), as shown below:

9	$109,000	$160,000	$125,000	$8,000	$0
10	$109,000	$168,750	$125,000	$8,438	$8,438

Assume that in Account Year 14, you again decide to defer taking a withdrawal. Your Withdrawal Benefit Base will not be increased because you are no longer in the RIE II Bonus Period, as your RIE II Bonus Period ends 10 years after the previous step-up.

11	$100,563	$168,750	$125,000	$8,438	$8,438
12	$92,125	$168,750	$125,000	$8,438	$8,438
13	$83,688	$168,750	$125,000	$8,438	$8,438
14	$75,250	$168,750	$125,000	$8,438	$0
15	$75,250	$168,750	$125,000	$8,438	$8,438

There is no way to know for certain whether forgoing income in one or more years will increase or decrease the total income paid to the Participant over the life of the annuity. Generally speaking, not taking income in a year will increase the Annual Withdrawal Amount during the RIE II Bonus Period due to the bonus and the potential for step-ups. In this way, if you defer taking withdrawals during your early Account Years, you will be able to take larger withdrawals in later Account Years. Your Annual Withdrawal Amount is not, however, cumulative: any unused portion of your Annual Withdrawal Amount in any Account Year cannot be applied to a future year.

The total lifetime payments to the Participant could be more or less depending upon investment performance over the life of the Contract and the age to which the Participant lives. Better investment performance and a longer life span generally make it advantageous to forgo the Annual Withdrawal Amount in a limited number of years.

Withdrawals Under RIE II

Withdrawals After the RIE II Coverage Date

Starting on your RIE II Coverage Date and continuing to your Annuity Commencement Date, you may take withdrawals totaling up to your Annual Withdrawal Amount each Account Year without reducing your Withdrawal Benefit Base. These withdrawals will reduce your Account Value by the amount of the withdrawal, but will not change your Withdrawal Benefit Base. These withdrawals are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract (discussed under “Free Withdrawal Amount” under “Withdrawal Charge” in the prospectus to which this Appendix is attached);

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed under “Certain Tax Provisions” in this Appendix); and

•	your Annual Withdrawal Amount.

The previous example shows withdrawals taken after your RIE II Coverage Date. Because they do not exceed your Annual Withdrawal Amount (or your Required Minimum Distribution amount, if higher), the withdrawals do not reduce your Withdrawal Benefit Base or your Annual Withdrawal Amount. The withdrawals in the above example are not subject to any withdrawal charges because they do not exceed any of the following:

•	your free withdrawal amount permitted under this Contract,
•	your Required Minimum Distribution Amount, or
•	your Annual Withdrawal Amount.

If a withdrawal exceeds the greatest of these amounts, then the withdrawal would be subject to withdrawal charges.

Excess Withdrawals

If you take an Excess Withdrawal, your RIE II Bonus Base and your Withdrawal Benefit Base will be reduced according to the following formulas:

Your new RIE II Bonus Base =	BB x	(	AV - WD	)
AV - AWA

Your new Withdrawal Benefit Base =	WBB x	(	AV - WD	)
AV - AWA

Where:
	BB =	Your RIE II Bonus Base immediately prior to the Excess Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

	AWA =	Your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Account Year.

Using the facts of the above example, assume that in Account Year 7, you take two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal. Your first withdrawal reduces your Account Value to $121,000 but does not affect your RIE II Bonus Base or Withdrawal Benefit Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $8,000 Annual Withdrawal Amount. After your second withdrawal, your RIE II Bonus Base and your Withdrawal Benefit Base will be reduced as follows:

Your new RIE II Bonus Base	=	$125,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$125,000	x	$115,000
				$117,000

	=	$125,000	x	0.98291

	=	$122,863

Your new Withdrawal Benefit Base	=	$160,000	x	$121,000 – $6,000
				$121,000 – ($8,000 – $4,000)

	=	$160,000	x	$115,000
				$117,000

	=	$160,000	x	0.98291

	=	$157,265

Beginning on your Account Anniversary and going forward, your new Annual Withdrawal Amount will be reduced to 5% of your new Withdrawal Benefit Base, or $7,863.

You should be aware that, if your Account Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base and your RIE II Bonus Base will be reduced by an amount equal to or more than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under RIE II, including reducing your Account Value to zero and thereby terminating your Contract without value.

Early Withdrawals

All withdrawals taken before your RIE II Coverage Date, including any “free withdrawal amounts” permitted under your Contract, will be considered Early Withdrawals and your RIE II Bonus Base and your Withdrawal Benefit Base will be reduced using the following formulas:

Your new RIE II Bonus Base	=	BB x	(	AV – WD	)
AV

Your new Withdrawal Benefit Base	=	WBB x	(	AV – WD	)
AV

Where:
	BB =	Your RIE II Bonus Base immediately prior to the Early Withdrawal.

	WBB =	Your Withdrawal Benefit Base immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Assume that you are age 45 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in RIE II with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your RIE II Bonus Base are each set equal to your initial Purchase Payment on your Issue Date. Your Withdrawal Benefit Base will increase by 7% of your RIE II Bonus Base each year in which you do not take a withdrawal. Your RIE II Coverage Date will not occur until your 15th Account Anniversary (the first Account Anniversary after you reach age 59). Any withdrawals you take prior to that time will be Early Withdrawals.

Assume that because of good investment performance of the Designated Funds during Account Year 2, your Account Value has grown to $125,000 on your second Account Anniversary. Your Contract is therefore eligible for an automatic step-up of its Withdrawal Benefit Base and RIE II Bonus Base. Assume that we have not increased the percentage used to calculate the RIE II Fee on newly issued Contracts; therefore we will step-up your Withdrawal Benefit Base and your RIE II Bonus Base to $125,000.

Assume that, in your Account Year 7, you withdraw $10,000. Because you are age 51 (and younger than age 59), this is an Early Withdrawal. All values shown are as of the beginning of the Account Year.

Account Year	Account Value	Withdrawal Benefit Base	RIE II Bonus Base	Annual Withdrawal Amount		Withdrawals
1	$100,000	$100,000	$100,000	$0		$0
2	$100,000	$107,000	$100,000	$0		$0
3	$125,000	$125,000	$125,000	$0		$0
4	$125,000	$133,750	$125,000	$0		$0
5	$125,000	$142,500	$125,000	$0		$0
6	$125,000	$151,250	$125,000	$0		$0
7	$125,000	$160,000	$125,000	$0		$10,000

At this point, your RIE II Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:

Your new RIE II Bonus Base			=	$125,000	x	$125,000 – $10,000
						$125,000

			=	$125,000	x	$115,000
						$125,000

			=	$125,000	x	0.92000

			=	$115,000

Your new Withdrawal Benefit Base			=	$160,000	x	$125,000 – $10,000
						$125,000

			=	$160,000	x	$115,000
						$125,000

			=	$160,000	x	0.92000

			=	$147,200

Your Annual Withdrawal Amount will still be $0 because you have not reached your RIE II Coverage Date.

You should be aware that Early Withdrawals could severely reduce, and even terminate, your benefits under RIE II, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under RIE II, any withdrawal before you reach age 59½ could have adverse state and federal tax liabilities. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Excess Withdrawal or an Early Withdrawal, then your Withdrawal Benefit Base and the RIE II Bonus Base will both be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with RIE II, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Withdrawal Benefit Base will not be reduced. Your Contract will end, but your right to receive an annual withdrawal amount will continue. That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive your Annual Withdrawal Amount each year for as long as you live.

Cost of RIE II

If you elect RIE II, we will deduct a quarterly fee from your Account Value (“RIE II Fee”). The RIE II Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The RIE II Fee will be a percentage of your Withdrawal Benefit Base. This percentage will equal 0.2375% of your Withdrawal Benefit Base on the last day of the Account Quarter if you elected single-life coverage (0.2875% for joint-life coverage). The maximum RIE II Fee you can pay in any one Account Year is equal to 0.95% of the highest Withdrawal Benefit Base at any point in that Account Year if you elected single-life coverage (1.15% for joint-life coverage).

If you purchased your Contract prior to February 17, 2009, your cost for RIE II was initially, on an annual basis, 0.80% of the highest Withdrawal Benefit Base for single-life coverage (1.00% for joint-life coverage). Your cost for RIE II will not increase unless:

•	you decide to step-up your Withdrawal Benefit Base, as described below under “Step-Up Under RIE II,” and

•	you consent in writing, at the time of step-up, to accept an increase in your RIE II Fee to 0.95% for single-life coverage (1.15% for joint-life coverage).

If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

Your RIE II Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Withdrawal Benefit Base and thus your RIE II Fee.

•	If you make a withdrawal before your RIE II Coverage Date or a withdrawal in excess of your Annual Withdrawal Amount, you will decrease your Withdrawal Benefit Base and thus your RIE II Fee.

However, on each Account Anniversary, we determine whether favorable investment performance of the Designated Funds may cause the Withdrawal Benefit Base to increase as described below under “Step-Up Under RIE II.” If your Withdrawal Benefit Base increases because of favorable investment performance, your RIE II fee will also increase because it is recalculated on each Account Anniversary based upon your highest Withdrawal Benefit Base during that Account Year.

We will continue to deduct the RIE II Fee until you annuitize your Contract, your Account Value reduces to zero, or your RIE II is terminated or cancelled as described under “Cancellation of RIE II” in this Appendix.

Step-Up Under RIE II

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Annuity Commencement Date, we will automatically step-up your Withdrawal Benefit Base and your RIE II Bonus Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
Your highest quarter-end Account Value (adjusted for subsequent Purchase Payments and withdrawals) during the most recent Account Year (“Highest Quarterly Value”) must be greater than your current Withdrawal Benefit Base (adjusted for any applicable 7% bonus increases).

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the RIE II Fee.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your RIE II Fee will remain unchanged and we will automatically step-up your Withdrawal Benefit Base and your RIE II Bonus Base

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your RIE II Fee and step-up your Withdrawal Benefit Base and RIE II Bonus Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Withdrawal Benefit Base and RIE II Bonus Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, we will increase your Withdrawal Benefit Base and RIE II Bonus Base to an amount equal to the Highest Quarterly Value, if such amount exceeds your current Withdrawal Benefit Base (adjusted for any applicable 7% bonus increases). If the step-up occurs during the RIE II Bonus Period, your RIE II Bonus Period will renew for another 10-year period commencing at the time of step-up.

If your Lifetime Withdrawal Percentage has already been determined and your age at the time of step-up coincides with a higher percentage as shown in the applicable table below, your Lifetime Withdrawal Percentage will increase. After the step-up, your Annual Withdrawal Amount will be your Lifetime Withdrawal Percentage multiplied by your new Withdrawal Benefit Base. If you purchased your Contract on or after February 17, 2009, your Lifetime Withdrawal Percentage is determined, based upon your age at time of step-up, as follows:

Your Age at Step-up*	Lifetime Withdrawal Percentage
59 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

If you purchased your Contract prior to February 17, 2009, your Lifetime Withdrawal Percentage is determined, based upon your age at time of step-up, as follows:

Your Age at Step-up*	Lifetime Withdrawal Percentage
59 - 69	5%
70 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

Here are examples of how step-up works under a few different circumstances. In each of the four examples, Account Values shown are as of the last day of each Account Quarter. Adjustments are made on the day a Purchase Payment or withdrawal is made. All four examples assume that the Contract was purchased on or after February 17, 2009.

Assume that you are 65 years old when you purchase a Contract with an initial Purchase Payment of $100,000, and that you elect to participate in RIE II with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your RIE II Bonus Base are each equal to your initial Purchase Payment. Your Annual Withdrawal Amount is $5,000 (5% of your Withdrawal Benefit Base).

The Account Values on each of your four Account Quarters are $113,000, $108,000, $90,000, and $103,000, respectively. No additional Purchase Payments are made and no withdrawals are taken, so no adjustments to these values are necessary. The highest adjusted quarterly value is $113,000. Your new Withdrawal Benefit Base is set to equal to $113,000 since that amount exceeds your previous Withdrawal Benefit Base increased by 7% of your RIE II Bonus Base ($100,000 + $7,000).

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Withdrawal Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	n/a	$113,000	$100,000
End of Second Quarter	$108,000	n/a	$108,000	$100,000
End of Third Quarter	$90,000	n/a	$90,000	$100,000
End of Fourth Quarter (before step-up)	$103,000	n/a	$103,000	$100,000
Highest Quarterly Value (after adjustments)			$113,000

Step-up comparison	Is $113,000 greater than $100,000 + $7,000? Yes, so step-up.

On the Account Anniversary (after step-up)
New Withdrawal Benefit Base =	$113,000	Highest Quarterly Value (after adjustments)
New Annual Withdrawal Amount =	$5,650	$113,000 x 5%
New RIE II Bonus Base =	$113,000

Please note: The end of the fourth Account Quarter and the Account Anniversary are the same day. We only make the distinction to separate values before and after step-up.

If you make an additional Purchase Payment during your first Account Year, your Account Value, your Withdrawal Benefit Base, and your RIE II Bonus Base are each immediately increased by the amount of the additional Purchase Payment.

Here is an example of how an additional Purchase Payment of $50,000 made in the first Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Withdrawal Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$50,000	$163,000	$100,000
$50,000 Purchase Payment	$163,000	n/a	n/a	$150,000
End of Second Quarter	$158,000	n/a	$158,000	$150,000
End of Third Quarter	$140,000	n/a	$140,000	$150,000
End of Fourth Quarter (before step-up)	$153,000	n/a	$153,000	$150,000
Highest Quarterly Value (after adjustments)			$163,000

Step-up comparison	Is $163,000 greater than $150,000 + $10,500? Yes, so step-up.

On the Account Anniversary (after step-up)
New Withdrawal Benefit Base =	$163,000	Highest Quarterly Value (after adjustments)
New Annual Withdrawal Amount =	$8,150	$163,000 x 5%
New RIE II Bonus Base =	$163,000

Please note: Since the additional Purchase Payment occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Here is an example of how a $4,000 withdrawal taken in the second Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Withdrawal Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $4,000	$109,000	$100,000
$4,000 withdrawal	$109,000	n/a	n/a	$100,000
End of Second Quarter	$104,000	n/a	$104,000	$100,000
End of Third Quarter	$86,000	n/a	$86,000	$100,000
End of Fourth Quarter (before step-up)	$99,000	n/a	$99,000	$100,000
Highest Quarterly Value (after adjustments)			$109,000

Step-up comparison	Is $109,000 greater than $100,000 + $0 (no bonus since withdrawal taken)? Yes, so step-up.

On the Account Anniversary (after step-up)
New Withdrawal Benefit Base =	$109,000	Highest Quarterly Value (after adjustments)
New Annual Withdrawal Amount =	$5,450	$109,000 x 5%
New RIE II Bonus Base =	$109,000

Please note: Since the withdrawal occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Assume instead you take a $40,000 withdrawal in the second Account Quarter at a point when the Account Value equaled $99,000 immediately before the withdrawal. Since this withdrawal exceeds your Annual Withdrawal Amount, it is considered an Excess Withdrawal. The Excess Withdrawal reduces your Withdrawal Benefit Base and your RIE II Bonus Base as described under “Excess Withdrawals” in this Appendix. All previous quarter-end Account Values are first reduced by the Annual Withdrawal Amount less any prior withdrawals taken in that Account Year and then adjusted in the same proportion that the Withdrawal Benefit Base was adjusted after the Excess Withdrawal. (See the two-step calculation shown in the box below the following example.)

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Withdrawal Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $45,213	$67,787	$100,000
$40,000 withdrawal	$59,000	n/a	n/a	$62,766
End of Second Quarter	$68,000	n/a	$68,000	$62,766
End of Third Quarter	$50,000	n/a	$50,000	$62,766
End of Fourth Quarter (before step-up)	$63,000	n/a	$63,000	$62,766
Highest Quarterly Value (after adjustments)			$68,000

Step-up comparison	Is $68,000 greater than $62,766 + $0 (no bonus since withdrawal taken)? Yes, so step-up.

On the Account Anniversary (after step-up)
New Withdrawal Benefit Base =	$68,000	Highest Quarterly Value (after adjustments)
New Annual Withdrawal Amount =	$3,400	$68,000 x 5%
New RIE II Bonus Base =	$68,000

(1)	Reduce the end of First Quarter Account Value by the Annual Withdrawal Amount less any less any prior withdrawals taken in that Account Year	=	$113,000	–	$5,000	= $108,000

(2)	Adjust the Account Value for the first Account Quarter	=	$108,000 x		($99,000 – $40,000)	= $67,787
					$99,000 – $5,000

	The total adjustment	=	$113,000	–	$67,787	= $45,213

All of the above examples assume that you are age 65 at issue, so your Lifetime Withdrawal Percentage is 5%. Assume instead you are age 74 at issue and have attained age 75 on your first Account Anniversary. Follow the first example where no withdrawals were taken and no additional Purchase Payments were made. When your Withdrawal Benefit Base steps-up to $113,000, your new Lifetime Withdrawal Percentage is 6% since you had attained age 75 by your first Account Anniversary. Your Annual Withdrawal Amount is now $6,780.

Joint-Life Coverage

On the Issue Date, you have the option of electing RIE II with single-life coverage or, for a higher RIE II Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary beneficiary on the Issue Date and remains the sole primary beneficiary while RIE II is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while RIE II is in effect. Whereas single-life coverage provides annual withdrawals under RIE II only until any Participant dies, joint-life coverage provides annual withdrawals under RIE II for as long as either you or your spouse is alive. (Note, however, upon the death of a spouse, the Contract, including RIE II, ends. To take annual withdrawals under RIE II’s joint-life feature after the death of a spouse, the surviving spouse must first elect to continue the Contract through the “Spousal Continuance” provision.) See also “Death of Participant Under RIE II with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the RIE II Coverage Date will be your Issue Date if the younger spouse is at least age 59 on the Issue Date, and will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59 if the younger spouse is less than age 59 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) Thus, Early Withdrawals will be determined based upon this definition of your RIE II Coverage Date. Your Lifetime Withdrawal Percentage will be determined based on the age that the younger spouse is (or would have been) on the date of the first withdrawal under the Contract after the RIE II Coverage Date, as shown in the tables below. If you purchased your Contract on or after February 17, 2009, your Lifetime Withdrawal Percentage is determined, as follows:

Age of Younger Spouse on Date of the First Withdrawal After Your RIE II Coverage Date	Lifetime Withdrawal Percentage
59 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%

If you purchased your Contract prior to February 17, 2009, your Lifetime Withdrawal Percentage is determined, as follows:

Age of Younger Spouse on Date of First Withdrawal After Your RIE II Coverage Date	Lifetime Withdrawal Percentage
59 - 69	5%
70 - 79	6%
80 or older	7%

Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Once your Annual Withdrawal Amount is calculated, the Lifetime Withdrawal Percentage will not change except if a step-up occurs as described under “Step-Up Under RIE II” in this Appendix. The Lifetime Withdrawal Percentage will then be reset, if higher, to the percentage for then attained age of the younger spouse.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, RIE II benefits continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. That fee will not change as long as RIE II is in effect, regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under RIE II can be made and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of RIE II

Should you decide that RIE II is no longer appropriate for you, you may cancel RIE II at any time. Upon cancellation, all benefits and charges under RIE II shall cease. Once cancelled, RIE II cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege” in the prospectus to which this Appendix is attached, RIE II will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

RIE II will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Withdrawal Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” under “THE INCOME PHASE – ANNUITY PROVISIONS” in the prospectus to which this Appendix is attached.

A change of ownership of the Contract may also cancel your benefits under RIE II.

Death of Participant Under RIE II with Single-Life Coverage

If you selected single-life coverage, RIE II terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new RIE II on the original Contract (assuming that your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

•	the new Account Value and the new Withdrawal Benefit Base will both be set equal to the Death Benefit amount;

•	the new percentage rate used to calculate the RIE II Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the RIE II Fee;

•	the new Withdrawal Benefit Base and the new RIE II Bonus Base will each be equal to the Account Value after any Death Benefit has been credited;

•	the new Lifetime Withdrawal Percentage will be based on the age of the surviving spouse; and

•	a new RIE II Bonus Period begins.

Death of Participant Under RIE II with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in RIE II, the provisions of the section titled “Death of Participant Under RIE II with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, RIE II will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the RIE II Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant;

•
the Withdrawal Benefit Base and the RIE II Bonus Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in Account Value (see “Step-Up Under RIE II” in this Appendix);

•
if withdrawals under RIE II have not yet begun, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the date of the first withdrawal after the RIE II Coverage Date;

•	if withdrawals under RIE II have already begun, the Lifetime Withdrawal Percentage will be the Lifetime Withdrawal Percentage that applied to the Contract prior to the death of the Participant; and

•	the RIE II Bonus Period will continue unchanged from the original contract.

At the death of the surviving spouse, the Contract, including RIE II, will terminate.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under RIE II

Under the terms of RIE II, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and is still eligible) with an annualized annuity payment of not less than your then current Annual Withdrawal Amount.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Withdrawal Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Withdrawal Amount until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as RIE II. If you elected to participate in RIE II, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under RIE II, we are currently waiving withdrawal provisions as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in RIE II, we reduce your Account Value dollar for dollar by the amount of the withdrawal. In addition, for that year only, your Annual Withdrawal Amount under RIE II will be reduced, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Annual Withdrawal Amount. In other words, we will not reduce your Annual Withdrawal Amount for future years (or your Withdrawal Benefit Base or Bonus Base), if a Yearly RMD Amount exceeds your Annual Withdrawal Amount, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Withdrawal Amount that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal, and will not reduce the Withdrawal Benefit Base. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Withdrawal Amount as an Excess Withdrawal which may significantly reduce the Withdrawal Benefit Base.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX P -
Income ON Demand® II Escalator

The optional living benefit known as Income ON Demand II Escalator (“IOD II Escalator”) was available on Contracts purchased on or after October 20, 2008, and prior to August 17, 2009, and on certain limited Contracts purchased on or after August 17, 2009. If you elected to participate in IOD II Escalator, the following information applies to your Contract. IOD II Escalator is no longer available for sale on new Contracts.

If you purchased your Contract prior to February 17, 2009, and elected to participate in IOD II Escalator, your Lifetime Income Percentage (defined below) is different from the Lifetime Income Percentage available on Contracts purchased on or after that date. (See “Determining Your Annual Income Amount,” “Step-Up Under IOD II Escalator,” and “Joint-Life Coverage” in this Appendix.) In addition, unless you “step-up” as described under “Step-Up Under IOD II Escalator,” the fee charged for IOD II Escalator is lower than the fee charged on Contracts purchased on or after February 17, 2009. (See “Cost of IOD II Escalator” in this Appendix.)

To describe how IOD II Escalator works, we use the following definitions:

Annual Income Amount:	The amount added to your Stored Income Balance on each Account Anniversary during your Stored Income Period. It is equal to your Income Benefit Base multiplied by your Lifetime Income Percentage.

Early Withdrawal:	Any withdrawal taken prior to your First Withdrawal Date.

Excess Withdrawal:	Any withdrawal taken after your First Withdrawal Date that exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if greater).

Fee Base:	The amount used to calculate your “IOD II Escalator Fee” (see “Cost of IOD II Escalator”).

First Withdrawal Date:	Your Issue Date if you are at least age 59 at issue, otherwise the first Account Anniversary after you attain age 59.

Income Benefit Base:	The amount used to calculate your Annual Income Amount for IOD II Escalator.

Lifetime Income Percentage:	The percentage used to calculate your Annual Income Amount.

Stored Income Balance:	The amount you may withdraw at any time after your First Withdrawal Date without reducing your benefits under IOD II Escalator.

Stored Income Period:	A period beginning on your Issue Date if you are at least age 50 at issue, otherwise the first Account Anniversary following your 50th birthday, ending on your Annuity Commencement Date.

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described under the sections entitled “Death of Participant Under IOD II Escalator with Single-Life Coverage” and “Death of Participant Under IOD II Escalator with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

Upon annuitization, IOD II Escalator and any elected optional death benefit automatically terminate.

IOD II Escalator allows you to withdraw a guaranteed amount each year, beginning after your First Withdrawal Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected), regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The guaranteed annual amount you can withdraw, in any one year, can be 4%, 5%, 6%, or 7% of your Income Benefit Base depending upon your age. Any amount that you do not withdraw in a given year will remain in the Stored Income Balance and can be withdrawn at any time in the future. If you are participating in IOD II Escalator, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in IOD II Escalator, all of your Account Value must be invested only in Designated Funds at all times during the term of IOD II Escalator. (The term of IOD II Escalator is for life, unless your Income Benefit Base is reduced to zero or your benefits under IOD II Escalator are terminated or cancelled as described under “Cancellation of IOD II Escalator,” “Depleting Your Account Value,” and “Annuitization Under IOD II Escalator” in this Appendix.) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

You also had the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “Joint-Life Coverage” and the sections entitled “Death of Participant Under IOD II Escalator with Single-Life Coverage” and “Death of Participant Under IOD II Escalator with Joint-Life Coverage” in this Appendix.

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

•	increased on each Account Anniversary by any step-ups as described in this Appendix under “Step-Up Under IOD II Escalator”;

•
increased to the extent that you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described below under “How IOD II Escalator Works”;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	decreased following any Early Withdrawals you take, as described under “Early Withdrawals” in this Appendix; and

•	decreased following any Excess Withdrawals you take, as described under “Excess Withdrawals” in this Appendix.

Determining Your Annual Income Amount

Your Annual Income Amount is first determined at the beginning of your Stored Income Period and then on each subsequent Account Anniversary. Your Annual Income Amount is equal to your Income Benefit Base multiplied by your Lifetime Income Percentage. The Lifetime Income Percentage depends upon your age at the beginning of your Stored Income Period as shown in the tables below. If you purchased your Contract on or after February 17, 2009, your Lifetime Income Percentage is determined, as follows:

Your Age at the Beginning of Your Stored Income Period*	Lifetime Income Percentage
50 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

If you purchased your Contract prior to February 17, 2009, your Lifetime Income Percentage is determined, as follows:

Your Age at the Beginning of Your Stored Income Period*	Lifetime Income Percentage
50 - 69	5%
70 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

Your Lifetime Income Percentage will only increase if your age at the time of step-up coincides with a higher percentage as shown in the tables above. (See “Step-Up Under IOD II Escalator” in this Appendix.) An increase in the Lifetime Income Percentage will increase your Annual Income Amount.

Your Annual Income Amount will also change with any change to your Income Benefit Base as described above under “Determining Your Income Benefit Base.”

Determining Your Stored Income Balance

At the beginning of the Stored Income Period, your Stored Income Balance will equal your Annual Income Amount (your Lifetime Income Percentage multiplied by your Income Benefit Base on that Date). Thereafter, your Stored Income Balance is:

•	increased by your Lifetime Income Percentage multiplied by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	increased on each Account Anniversary by your Annual Income Amount determined on that Anniversary;

•	decreased by the amount of any withdrawals you take, on or after your First Withdrawal Date, up to the amount of your Stored Income Balance;

•	decreased to $0 if you take an Excess Withdrawal;

•	decreased in proportion to the change in your Account Value if you take an Early Withdrawal; and

•	decreased by the amount you use in exercising your one-time option to increase your Income Benefit Base (described below under “How IOD II Escalator Works”).

How IOD II Escalator Works

Under the terms of IOD II Escalator, you can take withdrawals up to the amount of your Stored Income Balance beginning on your First Withdrawal Date, subject to the terms and conditions discussed below. You can use all or a portion of your Stored Income Balance to effect a one-time increase of your Income Benefit Base prior to your Annuity Commencement Date. IOD II Escalator also provides the opportunity to increase your Annual Income Amount if your Lifetime Income Percentage increases as you grow older. (Your Lifetime Income Percentage will only increase if you step-up after you reach certain specified ages.) If your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die.

Withdrawals from your Stored Income Balance can be taken at any time beginning on your First Withdrawal Date and prior to your Annuity Commencement Date without affecting your Income Benefit Base. If, beginning on your First Withdrawal Date, you make a withdrawal that does not exceed your Stored Income Balance:

•	your Stored Income Balance will be decreased by the amount withdrawn; and

•	the withdrawal will not be subject to withdrawal charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. While your Contract is in force, you may exercise this option only once and you must do so prior to your Annuity Commencement Date. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

•	your Stored Income Balance will be decreased by the amount used;

•	the amount of your Stored Income Balance used will be added to your Income Benefit Base; and

•	your new Annual Income Amount on your next Account Anniversary will equal your Lifetime Income Percentage multiplied by your new Income Benefit Base.

Here is an example of how IOD II Escalator works. These examples assume that your Contract was purchased on or after February 17, 2009.

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD II Escalator with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Lifetime Income Percentage is 5%. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance. All values shown are as of the beginning of the Account Year.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
1	$100,000	$100,000	$5,000	$0	$5,000
2	$100,000	$100,000	$5,000	$0	$10,000
3	$100,000	$100,000	$5,000	$0	$15,000
4	$100,000	$100,000	$5,000	$0	$20,000

During your fifth Account Year, you use the full amount of your Stored Income Balance ($25,000) to increase your Income Benefit Base. On your next Account Anniversary, your Income Benefit Base will be increased to $125,000 and your Annual Income Amount will be $6,250 (your Lifetime Income Percentage multiplied by your Income Benefit Base). Therefore $6,250 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$0	$25,000
6	$100,000	$125,000	$6,250	$0	$6,250
7	$100,000	$125,000	$6,250	$0	$12,500
8	$100,000	$125,000	$6,250	$0	$18,750

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Assume instead that, during your fifth Account Year, you take a withdrawal of $25,000, thereby reducing your Stored Income Balance to $0. On your next Account Anniversary, your Income Benefit Base will remain at $100,000 and your Annual Income Amount remains at $5,000 (your Lifetime Income Percentage multiplied by your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$25,000	$0
6	$75,000	$100,000	$5,000	$0	$5,000
7	$75,000	$100,000	$5,000	$0	$10,000
8	$75,000	$100,000	$5,000	$0	$15,000

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under IOD II Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further below under “Withdrawals Under IOD II Escalator.” Even if your Stored Income Period has begun, withdrawals prior to your First Withdrawal Date are considered Early Withdrawals. Investing in any Fund, other than a Designated Fund, will cancel IOD II Escalator as described under “Cancellation of IOD II Escalator” in this Appendix.

Withdrawals Under IOD II Escalator

Withdrawals After Your First Withdrawal Date

Starting on your First Withdrawal Date and continuing to your Annuity Commencement Date you may take annual withdrawals up to your Stored Income Balance without reducing your Annual Income Amount. These withdrawals will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base. This is shown in the previous example.

Withdrawals taken after your First Withdrawal Date and during the withdrawal charge period permitted under your Contract are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract;

•	your Stored Income Balance; or

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed under “Certain Tax Provisions” in this Appendix).

Excess Withdrawals

If you take an Excess Withdrawal, your Income Benefit Base will be reduced according to the following formula:

Your new Income Benefit Base =	IBB x	(	AV – WD	)
AV – SB

Where:
	IBB =	Your Income Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	SB =	Your Stored Income Balance (or your Required Minimum Distribution Amount, if greater) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of an Excess Withdrawal:

Using the same facts as the previous example, assume that in your fifth Account Year you take a withdrawal of $50,000, exceeding your Stored Income Balance. Assume that due to poor investment performance during the fifth Account Year your Account Value was $90,000 immediately prior to the withdrawal. Your Income Benefit Base will be reduced to $61,538 as shown below.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$50,000	$0
6	$50,000	$61,538	$3,077	$0	$3,077
7	$50,000	$61,538	$3,077	$0	$6,154
8	$50,000	$61,538	$3,077	$0	$9,231

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Your new Income Benefit Base	=	$100,000 x	($90,000 – $50,000)	= $61,538
$90,000 – $25,000

Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under IOD II Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value.
Early Withdrawals

All withdrawals taken before your First Withdrawal Date, including any “free withdrawal amounts” permitted under your Contract, will be considered Early Withdrawals and the Income Benefit Base and the Stored Income Balance will be reduced using the following formulas:

Your new Income Benefit Base =	IBB x	(	AV - WD	)
AV

Your new Stored Income Balance =	SB x	(	AV - WD	)
AV

Where:
	IBB =	Your Income Benefit Base immediately prior to the Early Withdrawal.

	SB =	Your Stored Income Balance immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Your future Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

In addition, Early Withdrawals will also be subject to withdrawal charges, to the extent that such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. Early Withdrawals could severely reduce, and even terminate, your benefits under IOD II Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under IOD II Escalator, any withdrawal before your First Withdrawal Date could have state and federal income tax liability. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal (as described above), then your Stored Income Balance and your Income Benefit Base will both be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with IOD II Escalator, will end.

If your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Income Benefit Base will not be reduced. Your Contract will end. You will be entitled to receive annual payments equal to your Lifetime Income Percentage multiplied by your Income Benefit Base. Prior to determining your annual payments, you may increase your Income Benefit Base by any remaining Stored Income Balance as described below. These payments will continue for as long as you live. If you elected joint-life coverage, the payments will continue as long as either you or your spouse are alive as described in this Appendix under “Death of Participant Under IOD II Escalator with Joint-Life Coverage.” If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your “annual lifetime payments,” you must deplete your Stored Income Balance by:

(a)	withdrawing your remaining Stored Income Balance;

(b)	applying the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your “annual lifetime payments”); or

(c)	using a combination of (a) and (b).

Because the Contract has ended, the amount of these annual lifetime payments will not change and they will not be subject to any withdrawal charges. You should be aware, however, that they could be subject to state and federal income tax liability. You should consult a qualified tax professional for more information.

Cost of IOD II Escalator

If you elect IOD II Escalator, we will deduct a quarterly fee from your Account Value (“IOD II Escalator Fee”). The IOD II Escalator Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter and will equal 0.2375 % of your Fee Base on that day, if you elected single-life coverage (0.2875% for joint-life coverage). On an annual basis, the IOD II Escalator Fee is equal to 0.95% of your Fee Base if you elected single-life coverage (1.15% for joint-life coverage).

If you purchased your Contract prior to February 17, 2009, your cost for IOD II Escalator was initially, on an annual basis, 0.80% of the highest Fee Base for single-life coverage (1.00% for joint-life coverage). Your cost for IOD II Escalator will not increase unless:

•	you decide to step-up your Income Benefit Base, as described in this Appendix under “Step-Up Under IOD II Escalator,” and

•	you consent in writing, at the time of step-up, to accept an increase in your IOD II Escalator Fee to 0.95% for single-life coverage (1.15% for joint-life coverage).

If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

During the first Account Year, your Fee Base is equal to your Income Benefit Base. On each Account Anniversary, the Fee Base is recalculated. Your new Fee Base will be reset to equal your Income Benefit Base plus your Stored Income Balance (if any) less your Annual Income Amount (if any) for that year if this recalculated amount is higher than your current Fee Base. In the event that the recalculated amount is not greater than your current Fee Base, we will continue to calculate your IOD II Escalator Fee based upon your current Fee Base until, at least, your next Account Anniversary. Note that, although your IOD II Escalator Fee may increase, it will never decrease.

For the most part, we calculate your Fee Base only on your Account Anniversary. However, we will recalculate your Fee Base between Account Anniversaries, if you take an Early Withdrawal or Excess Withdrawal or make additional Purchase Payments during your first Account Year.

If you take an Excess Withdrawal during your Stored Income Period, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV - SB

If you take an Early Withdrawal, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV

Where:
	Fee Base =	Your Fee Base immediately prior to the Early/Excess Withdrawal.

	WD =	The amount of the Early/Excess Withdrawal.

	SB =	Your Stored Income Balance (if any) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Early/Excess Withdrawal.

Any additional Purchase Payment you make during your first Account Year will increase your Income Benefit Base as described under “Determining Your Income Benefit Base” in this Appendix. Therefore, your Fee Base will increase by any additional Purchase Payments made.

Here is an example of how we calculate your Fee Base. The following examples assume that you purchased your Contract on or after February 17, 2009.

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD II Escalator with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Lifetime Income Percentage is 5%. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). All values are shown as of the beginning of the Account Year unless otherwise shown.

During the Stored Income Period, the Fee Base is reset at the beginning of the Contract Year to equal your Income Benefit Base plus your Stored Income Balance less your Annual Income Amount, if that amount is greater than the previous Fee Base. For example, in Contract Year 4, the Fee Base is set equal to the Income Benefit Base ($100,000) plus the Stored Income Balance ($20,000) less your Annual Income Amount ($5,000) if that amount ($115,000) is greater than the previous Fee Base ($110,000).

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
1	$100,000	$5,000	$5,000	$0	$5,000	$100,000
2	$100,000	$5,000	$10,000	$0	$10,000	$105,000
3	$100,000	$5,000	$15,000	$0	$15,000	$110,000
4	$100,000	$5,000	$20,000	$0	$20,000	$115,000

Assume, instead, that in your fourth Account Year you take a $20,000 withdrawal. At the beginning of your fifth Account Year, your Income Benefit Base ($100,000) plus your Stored Income Balance ($5,000) less your Annual Income Amount ($5,000) is less than the current Fee Base ($115,000), so there is no change to the Fee Base, as shown below.

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
4	$100,000	$5,000	$20,000	$20,000	$0	$115,000
5	$100,000	$5,000	$5,000	$0	$5,000	$115,000
6	$100,000	$5,000	$10,000	$0	$10,000	$115,000
7	$100,000	$5,000	$15,000	$0	$15,000	$115,000
8	$100,000	$5,000	$20,000	$0	$20,000	$115,000
9	$100,000	$5,000	$25,000	$0	$25,000	$120,000

On each Account Anniversary thereafter, your Fee Base is recalculated and reset if necessary.

Your IOD II Escalator Fee will not change during an Account Year, unless you take one of two specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Fee Base and thus your IOD II Escalator Fee.

•	If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Fee Base and thus your IOD II Escalator Fee.

In addition, on your Account Anniversary, the IOD II Escalator Fee may also change, if we increase the percentage used to calculate the IOD II Escalator Fee as described below under “Step-Up Under IOD II Escalator.”

The investment performance of the Designated Funds will not affect your IOD II Escalator Fee during an Account Year. However, as stated below under “Step-Up Under IOD II Escalator,” favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary, and thus increase your IOD II Escalator Fee.

We will continue to deduct the IOD II Escalator Fee until you annuitize your Contract, your Account Value reduces to zero, or your benefits under IOD II Escalator are cancelled as described under “Cancellation of IOD II Escalator” in this Appendix.

Step-Up Under IOD II Escalator

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Annuity Commencement Date, we will automatically step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
Your highest quarter-end Account Value (adjusted for subsequent purchase payments and withdrawals) during the most recent Account Year (“Highest Quarterly Value”) minus your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Stored Income Period and therefore do not yet have a Stored Income Balance, your highest quarter-end Account Value must only be greater than your current Income Benefit Base.)

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the IOD II Escalator Fee.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your IOD II Escalator Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your IOD II Escalator Fee and step-up your Income Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Income Benefit Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, we will increase your Income Benefit Base to an amount equal to the highest adjusted quarterly Account Value less your Stored Income Balance, if any, provided that such amount exceeds your current Income Benefit Base.

Your Lifetime Income Percentage will increase if your age at the time of step-up coincides with a higher percentage as shown below. After the step-up, your Annual Income Amount will be your Lifetime Income Percentage multiplied by your new Income Benefit Base. If you purchased your Contract on or after February 17, 2009, your Lifetime Income Percentage is determined, based upon your age at time of step-up, as follows:

Your Age at Step-up*	Lifetime Income Percentage
50 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

If you purchased your Contract prior to February 17, 2009, your Lifetime Income Percentage is determined, based upon your age at time of step-up, as follows:

Your Age at Step-up*	Lifetime Income Percentage
50 - 69	5%
70 - 79	6%
80 or older	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage” in this Appendix.

Here are examples of how step-up works under a few different circumstances. All four examples assume that the Contract was purchased on or after February 17, 2009.

Assume that you are 65 years old when you purchase a Contract with an initial Purchase Payment of $100,000, and that you elect to participate in IOD II Escalator with single-life coverage. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Your initial Stored Income Balance is $5,000.

In each of the four examples, Account Values shown are as of the last day of each Account Quarter. Adjustments are made on the day a Purchase Payment or withdrawal is made.

The Account Values on each of your four Account Quarters are $113,000, $108,000, $90,000, and $103,000, respectively. No additional Purchase Payments are made and no withdrawals are taken, so no adjustments to these values are necessary. Your Stored Income Balance at the end of the fourth Account Quarter is $5,000. The highest adjusted quarterly value is $113,000. Your new Income Benefit Base is set to equal $108,000 ($113,000 - $5,000) since that amount exceeds your previous Income Benefit Base.

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	n/a	$113,000	$100,000
End of Second Quarter	$108,000	n/a	$108,000	$100,000
End of Third Quarter	$90,000	n/a	$90,000	$100,000
End of Fourth Quarter (before step-up)	$103,000	n/a	$103,000	$100,000
Highest Quarterly Value (after adjustments)			$113,000

Stored Income Balance at end of fourth quarter		$5,000
Step-up comparison	Is ($113,000 - $5,000) greater than $100,000? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$108,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$5,400	$108,000 x 5%
New Stored Income Balance =	$10,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: The end of the fourth Account Quarter and the Account Anniversary are the same day. We only make the distinction to separate values before and after step-up.

If you make an additional Purchase Payment during your first Account Year, your Account Value and your Income Benefit Base are each immediately increased by the amount of the additional Purchase Payment. Your Stored Income Balance is increased by 5% of the additional Purchase Payment.

Here is an example of how an additional Purchase Payment of $50,000 made in the second Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	$50,000	$163,000	$100,000
$50,000 Purchase Payment	$163,000	n/a	n/a	$150,000
End of Second Quarter	$158,000	n/a	$158,000	$150,000
End of Third Quarter	$140,000	n/a	$140,000	$150,000
End of Fourth Quarter (before step-up)	$153,000	n/a	$153,000	$150,000
Highest Quarterly Value (after adjustments)			$163,000

Stored Income Balance at end of fourth quarter		$7,500 (initial $5,000 plus 5% x $50,000)
Step-up comparison	Is ($163,000 - $7,500) greater than $150,000? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$155,500	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$7,775	$155,500 x 5%
New Stored Income Balance =	$15,275	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: Since the additional Purchase Payment occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Here is an example of how a $4,000 withdrawal taken in the second Account Quarter would affect your step-up:

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $4,000	$109,000	$100,000
$4,000 withdrawal	$109,000	n/a	n/a	$100,000
End of Second Quarter	$104,000	n/a	$104,000	$100,000
End of Third Quarter	$86,000	n/a	$86,000	$100,000
End of Fourth Quarter (before step-up)	$99,000	n/a	$99,000	$100,000
Highest Quarterly Value (after adjustments)			$109,000

Stored Income Balance at end of fourth quarter		$1,000 (initial $5,000 less $4,000 withdrawal)
Step-up comparison	Is ($109,000 - $1,000) greater than $100,000? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$108,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$5,400	$108,000 x 5%
New Stored Income Balance =	$6,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

Please note: Since the withdrawal occurred after the first Account Quarter, the first Account Quarter value was adjusted.

Assume instead you take a $40,000 withdrawal in the second Account Quarter at a point when the Account Value equaled $99,000 immediately before the withdrawal. Since this withdrawal exceeds your Stored Income Balance, it is considered an Excess Withdrawal. The Excess Withdrawal reduces your Income Benefit Base as described in this Appendix under “Excess Withdrawals.” All previous quarter-end Account Values are first reduced by the amount of the Stored Income Balance and then adjusted in the same proportion that the Income Benefit Base was adjusted after the Excess Withdrawal. (See the two-step calculation shown in the box below the following example.)

Time	Account Value	Adjustment for subsequent Purchase Payments and withdrawals	Account Value (after subsequent adjustments)	Income Benefit Base

Issue	$100,000	n/a	n/a	$100,000
End of First Quarter	$113,000	- $45,213	$67,787	$100,000
$40,000 withdrawal	$59,000	n/a	n/a	$62,766
End of Second Quarter	$68,000	n/a	$68,000	$62,766
End of Third Quarter	$50,000	n/a	$50,000	$62,766
End of Fourth Quarter (before step-up)	$63,000	n/a	$63,000	$62,766
Highest Quarterly Value (after adjustments)			$68,000

Stored Income Balance at end of fourth quarter		$0
Step-up comparison	Is ($68,000 - $0) greater than $62,766? Yes, so step-up.

On the Account Anniversary (after step-up)
New Income Benefit Base =	$68,000	Highest Quarterly Value (after adjustments) less the Stored Income Balance.
New Annual Income Amount =	$3,400	$68,000 x 5%
New Stored Income Balance =	$3,400	Stored Income Balance at the end of the fourth Account Quarter plus the new Annual Income Amount.

(1)	Reduce the end of First Quarter Account Value by the Stored Income Balance	=	$113,000	–	$5,000	= $108,000

(2)	Adjust Account Value for the first Account Quarter	=	$108,000 x		($99,000 – $40,000)	= $67,787
					$99,000 – $5,000

	The total adjustment	=	$113,000	–	$67,787	= $45,213

All of the above examples assume that you are age 65 at issue, so your Lifetime Income Percentage is set to 5%. Assume instead you are age 74 at issue and have attained age 75 on your first Account Anniversary. Follow the first example where no withdrawals were taken and no additional Purchase Payments were made. When your Income Benefit Base steps-up to $108,000, your new Lifetime Income Percentage is 6% since you are now age 75. Your Annual Income Amount is now $6,480, and your Stored Income Balance becomes $11,480.

Joint-Life Coverage

On the Issue Date, you have the option of electing IOD II Escalator with single-life coverage or, for a higher IOD II Escalator Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary Beneficiary on the Issue Date and remains the sole primary Beneficiary while IOD II Escalator is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while IOD II Escalator is in effect. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either you or your spouse is alive. Note that, for joint-life coverage to continue after the death of any Participant, the surviving spouse must elect to continue the contract through the “Spousal Continuance” provision. See also “Death of Participant Under IOD II Escalator with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the Stored Income Period will be your Issue Date if the younger spouse is at least age 50. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 50 if the younger spouse is less than age 50 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) The First Withdrawal Date will be your Issue Date if the younger spouse is at least age 59. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59.
The Lifetime Income Percentage will be based on the age of the younger spouse, as shown in the tables below. If you purchased your Contract on or after February 17, 2009, your Lifetime Income Percentage is determined, as follows:

Age of Younger Spouse at Step-up	Lifetime Income Percentage
50 - 64	4%
65 - 74	5%
75 - 79	6%
80 or older	7%

If you purchased your Contract prior to February 17, 2009, your Lifetime Income Percentage is determined, as follows:

Age Younger Spouse at Step-up	Lifetime Income Percentage
50 - 69	5%
70 - 79	6%
80 or older	7%

The Lifetime Income Percentage may increase, in the future, if the age of the younger spouse at time of step-up coincides with a higher percentage as shown in the applicable table above.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, your benefits under IOD II Escalator continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. The percentage rate of the fee will not be reduced regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibly long waiting period before the benefit begins to accumulate income and in light of the higher fee for joint-life coverage.

Joint-life coverage may not be available on all Contracts.

Cancellation of IOD II Escalator

Should you decide that IOD II Escalator is no longer appropriate for you, you may cancel IOD II Escalator at any time. Upon cancellation, all benefits and charges under IOD II Escalator shall cease. Once cancelled, IOD II Escalator cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege” in the prospectus to which this Appendix is attached, IOD II Escalator will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

IOD II Escalator will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Income Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” in the prospectus to which this Appendix is attached.

A change in ownership may also cancel your benefits under IOD II Escalator.

Death of Participant Under IOD II Escalator with Single-Life Coverage

If you elected single-life coverage, IOD II Escalator terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new IOD II Escalator on the original Contract (assuming your surviving spouse meets certain eligibility requirements). If your surviving spouse makes such election, all of the following occur:

•	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

•
the new percentage rate used to calculate the IOD II Escalator Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the IOD II Escalator Fee;

•	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited;

•	the new Lifetime Income Percentage will be based on the age of the surviving spouse; and

•	the new Stored Income Balance will be reset to zero.

Death of Participant Under IOD II Escalator with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in IOD II Escalator, the provisions of the section above titled “Death of Participant Under IOD II Escalator with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, IOD II Escalator will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the Stored Income Balance will remain unchanged;

•
the Income Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in the Account Value (see “Step-Up Under IOD II Escalator” in this Appendix);

•
if the Stored Income Period has not yet begun, the Lifetime Income Percentage will be determined when the Stored Income Period begins (i.e., on the first Account Anniversary following the date the younger spouse attains (or would have attained) age 50);

•	if the Stored Income Period has already begun, the Lifetime Income Percentage will be the Lifetime Income Percentage that applied to the Contract prior to the death of the Participant;

•	on each Account Anniversary, the Annual Income Amount will be equal to the Income Benefit Base multiplied by the Lifetime Income Percentage; and

•	the percentage rate of the IOD II Escalator Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant.

At the death of the surviving spouse, the Contract, including IOD II Escalator, terminates. If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under IOD II Escalator

Under the terms of IOD II Escalator, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value (or your Stored Income Balance, if greater);

(2)	annuitize your Account Value under one of the Annuity Options available on that date; or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and you are still eligible to receive it) with an annualized annuity payment of not less than the Lifetime Income Percentage multiplied by your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as IOD II Escalator. If you elected to participate in IOD II Escalator, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under IOD II Escalator, as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in IOD II Escalator, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Income Amount or Stored Income Balance that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal, and will not reduce the Income Benefit Base. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Income Amount or Stored Income Balance as an Excess Withdrawal which may significantly reduce the Income Benefit Base.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX Q -
RETIREMENT ASSET PROTECTORSM

The optional living benefit known as Retirement Asset Protector was available on Contracts purchased on or after March 5, 2007 and prior to August 17, 2009. If you elected to participate in Retirement Asset Protector, the following information applies to your Contract. Retirement Asset Protector is no longer available for sale on new Contracts, and therefore, renewals of the benefit are no longer available.

If you purchased your Contract prior to February 17, 2009, and elected to participate in Retirement Asset Protector, the fee charged for your living benefit is lower than the fee charged on Contracts purchased on or after that date. (See “Cost of Retirement Asset Protector.”) Your fee will not increase unless you elect to “step-up” as described under “Step-Up Under Retirement Asset Protector,” and you consent in writing to accept the higher fee.

To describe how Retirement Asset Protector works, we use the following definitions:

Retirement Asset Protector Benefit Base:
An amount equal to the sum of all Purchase Payments made during the first year following your Issue Date, decreased by any partial withdrawals taken and increased by any step-ups as described under “Step-Up Under Retirement Asset Protector.”

GMAB Maturity Date:
The date when Retirement Asset Protector matures. If you are younger than 85 on the Issue Date, your GMAB Maturity Date is the later of your 10th Account Anniversary or 10 years from the date of your most recent step-up. (See “Step-Up Under Retirement Asset Protector.”) If you are 85 on the Issue Date, your GMAB Maturity Date is your Maximum Annuity Commencement Date.

You and Your:
Under Retirement Asset Protector, the terms “you” and “your” refer to the oldest Participant or the surviving spouse of the oldest Participant as described under “Death of Participant Under Retirement Asset Protector.” In the case of a non-natural Participant, these terms refer to the oldest annuitant.

Retirement Asset Protector guarantees a return of the greater of:

•	the excess of your Retirement Asset Protector Benefit Base over your Account Value or
•	your total fees paid for Retirement Asset Protector (“Retirement Asset Protector Fees”),

regardless of the investment performance of the Designated Funds, provided that you have reached the GMAB Maturity Date.

If you are participating in Retirement Asset Protector, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

To participate in Retirement Asset Protector, all of your Account Value must be invested in a Designated Fund at all times during the term of the GMAB Maturity Date. The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

Cost of Retirement Asset Protector

If you elected Retirement Asset Protector, we will deduct a quarterly fee from your Account Value (“Retirement Asset Protector Fee” or “rider fee”). The Retirement Asset Protector Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Retirement Asset Protector Benefit Base. This percentage rate will equal 0.1875% of your Retirement Asset Protector Benefit Base on the last day of the Account Quarter. The maximum Retirement Asset Protector Fee you can pay in any one Account Year is equal to 0.75% of the highest Retirement Asset Protector Benefit Base at any point in that Account Year.

If you purchased your Contract prior to February 17, 2009, your cost for Retirement Asset Protector was initially, on an annual basis, 0.35% of your Retirement Asset Protector Benefit Base. The cost of your benefit will not increase unless, at time of step-up, you consent in writing to accept this higher fee of 0.75%. If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

Your Retirement Asset Protector Fee will not change, unless you take one of these specific actions:

•	If you made an additional Purchase Payment during your first Account Year, you will increase your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

•	If you make a partial withdrawal, you will decrease your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

•	If you elect to “step-up” your Retirement Asset Protector Benefit Base, your Retirement Asset Protector Fee will increase.

The investment performance of the Designated Funds will not affect your Retirement Asset Protector Fee unless you elect a step-up of your Retirement Asset Protector Benefit Base.

We will continue to deduct the Retirement Asset Protector Fee until:

•	you annuitize your Contract;

•	Retirement Asset Protector matures on the GMAB Maturity Date;

•	your Retirement Asset Protector benefit is cancelled as described in this Appendix under “Cancellation of Retirement Asset Protector;” or

•	your Account Value is reduced to zero.

How Retirement Asset Protector Works

On the GMAB Maturity Date, we will credit your Account Value with an amount equal to the greater of:

(a)	any excess of your Retirement Asset Protector Benefit Base over your Account Value after adjusting for any Contract charges; and

(b)	the total amount of Retirement Asset Protector Fees paid between the Issue Date and the GMAB Maturity Date.

We determine the value of (b) in two steps.

(1)
As described above under “Cost of Retirement Asset Protector,” each quarter between the Issue Date and the GMAB Maturity Date we calculate the Retirement Asset Protector Fee by multiplying your Retirement Asset Protector Benefit Base on the last valuation day of that quarter by the applicable percentage rate.

(2)	We then sum each quarterly amount calculated in (1) to determine the total amount of Retirement Asset Protector Fees paid.

In the situation where you purchased your Contract on or after February 17, 2009, and do not make additional Purchase Payments or partial withdrawals and you do not “step-up,” you can expect the total fees paid to equal 7.50% of your initial Purchase Payment. In other words, because Retirement Asset Protector matures in 10 years, we multiply 0.1875% times 40 quarters (four quarters per year for 10 years) to obtain the percentage (7.50%) needed to determine the total amount of the fees to be paid. If you make additional Purchase Payments, you “step-up,” or the percentage rate used to calculate the Retirement Asset Protector Fee is changed at the time of “step-up,” the total amount of fees will be higher.

The greater of the two amounts will be allocated to the Designated Fund in which you are invested at that time. Here is an example of how we calculate benefits under Retirement Asset Protector:

•
Assume that you purchased a Contract on March 7, 2007 with an initial Purchase Payment of $100,000 and you selected Retirement Asset Protector. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

•	Assume you make an additional Purchase Payment of $50,000 on April 7, 2007, thus increasing your Retirement Asset Protector Benefit Base to $150,000.

•	Assume you make no withdrawals or additional Purchase Payments and you do not step-up prior to the GMAB Maturity Date on March 7, 2017.

•
Assume that, because of poor investment performance, your Account Value on March 7, 2017 is $135,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $15,000 ($150,000 - $135,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of the Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40) times one quarter of the annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $5,250. Therefore, we will credit $15,000 to your Account Value.

•
Assume instead that, because of better investment performance, your Account Value on March 7, 2017, is $155,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, your Account Value will be credited with the total amount of Retirement Asset Protector Fees paid. In this case, the amount will be $5,250.

Withdrawals Under Retirement Asset Protector

All withdrawals you take, including any free withdrawal amounts or Required Minimum Distribution Amounts, will reduce the dollar value of the Retirement Asset Protector Benefit Base proportionally to the amount withdrawn. For example, after a partial withdrawal, the new Retirement Asset Protector Benefit Base will equal:

Retirement Asset Protector Benefit Base immediately before partial withdrawal	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

You should be aware that, if you take a withdrawal when your Account Value is less than your Retirement Asset Protector Benefit Base, the withdrawal may reduce the value of your Benefit Base by an amount greater than the amount of the withdrawal. Thus, withdrawals taken in a down market could severely reduce, and even terminate, your benefits under Retirement Asset Protector, including reducing your Account Value to zero and thereby terminating your Contract without value. Here is an example of how we handle withdrawals under Retirement Asset Protector:

•
Assume that you purchased a Contract on March 7, 2007 with an initial Purchase Payment of $100,000 and you selected Retirement Asset Protector. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

•
Assume that, on March 10, 2009, your Account Value is $80,000. Assume further that you take a withdrawal of $10,000 on that date, thus reducing your Account Value to $70,000. Your Retirement Asset Protector Benefit Base is reduced proportionally to the amount withdrawn. Therefore your new Retirement Asset Protector Benefit Base is $100,000 x ($70,000 ÷ $80,000), or $87,500.

•	Assume you make no additional withdrawals and you do not step-up prior to the GMAB Maturity Date on March 7, 2017.

•
Assume that, because of investment performance, your Account Value on March 7, 2017 is $80,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $7,500 ($87,500 - $80,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 8) + ($87,500 x 32)] times one quarter of your annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $3,150. Therefore, we will credit $7,500 to your Account Value.

Step-Up Under Retirement Asset Protector

On or after your first Account Anniversary, you may elect to increase your Retirement Asset Protector Benefit Base to your then current Account Value. The step-up election may be made on any day on or after your first Account Anniversary. (We reserve the right, in our sole discretion, to require step-up elections to occur only on Account Anniversaries.)

If you are participating in Retirement Asset Protector, on the day we receive your step-up election notice in good order (the “Step-Up Date”), we will increase your Retirement Asset Protector Benefit Base to an amount equal to your Account Value if eligible. If you elect to step-up, at least one full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

•	your current Account Value is greater than the current Retirement Asset Protector Benefit Base, and

•	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own that have been issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.

Under Retirement Asset Protector, your Step-Up Date must be at least 10 years prior to your Maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the Maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, then we will automatically extend your Annuity Commencement Date to equal your GMAB Maturity Date.

Without a step-up, your benefit under Retirement Asset Protector will “mature” on your 10th Account Anniversary. If you elect to step-up your Retirement Asset Protector Benefit Base, your benefit under Retirement Asset Protector will mature 10 years from the most recent Step-Up Date. In either case, on the day your Retirement Asset Protector benefit matures (the “GMAB Maturity Date”), we will credit the greater of:

•	any excess of your Retirement Asset Protector Benefit Base over your Account Value, or

•	the total amount of fees you paid for Retirement Asset Protector.

•
Assume that you purchased a Contract on March 7, 2008 with an initial Purchase Payment of $100,000 and you selected Retirement Asset Protector. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

•
Assume that, on March 7, 2009, your Account Value is $118,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, you elect to step-up to a new ten-year period with a new Retirement Asset Protector Benefit Base of $118,000. Your new GMAB Maturity Date will be March 7, 2019.

•	Assume you make no withdrawals prior to the GMAB Maturity Date on March 7, 2019.

•
Assume that your Account Value on March 7, 2019 is $108,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $10,000 ($118,000 - $108,000). Your total Retirement Asset Protector Fee is equal to the sum of all fees applied prior to the step-up plus the sum of all fees applied after the step-up.

The sum of all fees applied prior to the step-up are equal to the sum of the value of the Benefit Bases prior to the step-up multiplied by the quarterly fee percentage applicable prior to the step-up [($100,000 x 4) x (0.35% ÷ 4)].  Similarly, the sum of all fees applied after the step-up are equal to the sum of the value of the Benefit Bases after the step-up multiplied by the quarterly fee percentage applicable after the step-up [($118,000 x 40) x (0.75% ÷ 4)].

In this case, the total amount of rider fees paid is $9,200. Therefore, we will credit $10,000 to your Account Value.

We reserve the right to discontinue offering the step-up provision of Retirement Asset Protector if we determine that, based upon market conditions at the time of the step-up, we can no longer offer Retirement Asset Protector to new Contracts at the current percentage rate used to calculate the Retirement Asset Protector Fee as set forth in this Appendix under “Cost of Retirement Asset Protector.” In that case, we will send notification that the step-up provision under your Contract has been discontinued unless you elect to begin a new step-up provision at the higher percentage rate. Your written consent is required to accept the higher percentage rate and continue to step-up.

Cancellation of Retirement Asset Protector

You may cancel Retirement Asset Protector at any time. Upon cancellation, all benefits and charges under the benefit shall cease. Once cancelled, Retirement Asset Protector cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege” in the prospectus to which this Appendix is attached, Retirement Asset Protector will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel the Benefit.

Death of Participant Under Retirement Asset Protector

If the Participant dies while participating in Retirement Asset Protector, all benefits and charges under the benefit will automatically terminate when we receive Due Proof of Death, unless the surviving spouse is the sole Beneficiary and elects to continue the Contract. The surviving spouse can automatically continue Retirement Asset Protector even though the Account Value may have been enhanced under the provisions of the death benefit. (See “Spousal Continuance” under “DEATH BENEFIT” in the prospectus to which this Appendix is attached.) The GMAB Maturity Date does not change.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as Retirement Asset Protector. If you withdraw all or a portion of your retirement plan’s Yearly RMD Amount from the your Qualified Contract while participating in Retirement Asset Protector, we reduce your Account Value by the amount of the withdrawal and your Retirement Asset Protector Benefit Base proportionally (see “Withdrawals Under Retirement Asset Protector” in this Appendix).

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX R -
Income ON Demand® III Escalator

The optional living benefit known as Income ON Demand III Escalator (“IOD III Escalator”) was available on Contracts purchased on or after August 17, 2009 and prior to February 8, 2010. If you elected to participate in IOD III Escalator, the following information applies to your Contract. IOD III Escalator is no longer available for sale on new Contracts. To describe how IOD III Escalator works, we use the following definitions:

Annual Income Amount:	The amount added to your Stored Income Balance on each Account Anniversary during your Stored Income Period. It is equal to your Income Benefit Base multiplied by your Lifetime Income Percentage.

Early Withdrawal:	Any withdrawal taken prior to your First Withdrawal Date.

Excess Withdrawal:	Any withdrawal taken after your First Withdrawal Date that exceeds your Stored Income Balance (or your Yearly Required Minimum Distribution Amount, if greater).

Fee Base:	The amount used to calculate your “IOD III Escalator Fee” (see “Cost of IOD III Escalator” in this Appendix).

First Withdrawal Date:	Your Issue Date if you are at least age 59 at issue, otherwise the first Account Anniversary after you attain age 59.

Income Benefit Base:	The amount used to calculate your Annual Income Amount for IOD III Escalator.

Lifetime Income Percentage:	The percentage used to calculate your Annual Income Amount.

Stored Income Balance:	The amount you may withdraw at any time after your First Withdrawal Date without reducing your benefits under IOD III Escalator.

Stored Income Period:	A period beginning on your Issue Date if you are at least age 50 at issue, otherwise the first Account Anniversary following your 50th birthday, ending on your Annuity Commencement Date.

You and Your:
The terms “you” and “your” refer to the oldest living Participant or the surviving spouse of the oldest Participant, as described in this Appendix under the sections entitled “Death of Participant Under IOD III Escalator with Single-Life Coverage” and “Death of Participant Under IOD III Escalator with Joint-Life Coverage.” In the case of a non-natural Participant, these terms refer to the oldest living annuitant.

Upon annuitization, IOD III Escalator and the MAV optional death benefit, if elected, automatically terminate.

IOD III Escalator allows you to withdraw a guaranteed amount each year, beginning after your First Withdrawal Date, until the death of any Participant if single-life coverage is elected (or until the death of both the Participant and the Participant’s spouse if joint-life coverage is elected), regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The guaranteed annual amount you can withdraw, in any one year, can be 4%, 5%, or 6% of your Income Benefit Base depending upon your age. Under IOD III Escalator, if you forgo withdrawing all or any part of your Annual Income Amount in any one year, that amount will be stored or banked in the Stored Income Balance for use in later years. In any future year, you may take more than your Annual Income Amount by drawing from that amount which you have stored or banked. Thus, in future years, you can take your full Annual Income Amount plus all or a portion of that amount which you have stored or banked.

If you are participating in IOD III Escalator, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.

If you are participating in IOD III Escalator, all of your Account Value must be invested only in Designated Funds at all times during the term of IOD III Escalator. (The term of IOD III Escalator is for life, unless your Income Benefit Base is reduced to zero or your benefits under IOD III Escalator are terminated or cancelled as described in this Appendix under “Cancellation of IOD III Escalator,” “Depleting Your Account Value,” and “Annuitization Under IOD III Escalator.”) The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are listed in the section entitled “DESIGNATED FUNDS” in the prospectus to which this Appendix is attached.

You had the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “Joint-Life Coverage” and the sections entitled “Death of Participant Under IOD III Escalator with Single-Life Coverage” and “Death of Participant Under IOD III Escalator with Joint-Life Coverage” in this Appendix.

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

•	increased on each Account Anniversary by any step-ups as described under “Step-Up Under IOD III Escalator” in this Appendix;

•
increased to the extent that you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described under “How IOD III Escalator Works” in this Appendix;

•	increased by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	decreased following any Early Withdrawals you take, as described under “Early Withdrawals” in this Appendix; and

•	decreased following any Excess Withdrawals you take, as described under “Excess Withdrawals” in this Appendix.

Determining Your Annual Income Amount

Your Annual Income Amount is first determined at the beginning of your Stored Income Period and then on each subsequent Account Anniversary. Your Annual Income Amount is equal to your Income Benefit Base multiplied by your Lifetime Income Percentage. The Lifetime Income Percentage depends upon your age at the beginning of your Stored Income Period as shown in the table below.

Your Age at the Beginning of Your Stored Income Period*	Lifetime Income Percentage
50 - 64	4%
65 - 79	5%
80 or older	6%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described in this Appendix under “Joint-Life Coverage.”

Your Lifetime Income Percentage will only increase if your age at the time of step-up coincides with a higher percentage as shown in the table above. (See “Step-Up Under IOD III Escalator” in this Appendix) An increase in the Lifetime Income Percentage will increase your Annual Income Amount.

Your Annual Income Amount will also change with any change to your Income Benefit Base as described under “Determining Your Income Benefit Base” in this Appendix.

Determining Your Stored Income Balance

At the beginning of the Stored Income Period, your Stored Income Balance will equal your Annual Income Amount (your Lifetime Income Percentage multiplied by your Income Benefit Base on that Date). Thereafter, your Stored Income Balance is:

•	increased by your Lifetime Income Percentage multiplied by any subsequent Purchase Payments you make during the first year following the Issue Date;

•	increased on each Account Anniversary by your Annual Income Amount determined on that Anniversary;

•	decreased by the amount of any withdrawals you take, on or after your First Withdrawal Date, up to the amount of your Stored Income Balance;

•	decreased to $0 if you take an Excess Withdrawal;

•	decreased in proportion to the change in your Account Value if you take an Early Withdrawal; and

•	decreased by the amount you use in exercising your one-time option to increase your Income Benefit Base (described below under “How IOD III Escalator Works”).

How IOD III Escalator Works

Under the terms of IOD III Escalator, you can take withdrawals up to the amount of your Stored Income Balance beginning on your First Withdrawal Date, subject to the terms and conditions discussed below. You can use all or a portion of your Stored Income Balance to effect a one-time increase of your Income Benefit Base prior to your Annuity Commencement Date. IOD III Escalator also provides the opportunity to increase your Annual Income Amount if your Lifetime Income Percentage increases as you grow older. (Your Lifetime Income Percentage will only increase if you step-up after you reach certain specified ages.) If your Account Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero, you will receive your full Annual Income Amount every year until you die.

Withdrawals from your Stored Income Balance can be taken at any time beginning on your First Withdrawal Date and prior to your Annuity Commencement Date without affecting your Income Benefit Base. If, beginning on your First Withdrawal Date, you make a withdrawal that does not exceed your Stored Income Balance:

•	your Stored Income Balance will be decreased by the amount withdrawn; and

•	the withdrawal will not be subject to withdrawal charges.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. While your Contract is in force, you may exercise this option only once and you must do so prior to your Annuity Commencement Date. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

•	your Stored Income Balance will be decreased by the amount used;

•	the amount of your Stored Income Balance used will be added to your Income Benefit Base; and

•	your new Annual Income Amount on your next Account Anniversary will equal your Lifetime Income Percentage multiplied by your new Income Benefit Base.

Here is an example of how IOD III Escalator works.

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD III Escalator with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Lifetime Income Percentage is 5%. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance. All values shown are as of the beginning of the Account Year.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
1	$100,000	$100,000	$5,000	$0	$5,000
2	$100,000	$100,000	$5,000	$0	$10,000
3	$100,000	$100,000	$5,000	$0	$15,000
4	$100,000	$100,000	$5,000	$0	$20,000

During your fifth Account Year, you use the full amount of your Stored Income Balance ($25,000) to increase your Income Benefit Base. On your next Account Anniversary, your Income Benefit Base will be increased to $125,000 and your Annual Income Amount will be $6,250 (your Lifetime Income Percentage multiplied by your Income Benefit Base). Therefore $6,250 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$0	$25,000
6	$100,000	$125,000	$6,250	$0	$6,250
7	$100,000	$125,000	$6,250	$0	$12,500
8	$100,000	$125,000	$6,250	$0	$18,750

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Assume instead that, during your fifth Account Year, you take a withdrawal of $25,000, thereby reducing your Stored Income Balance to $0. On your next Account Anniversary, your Income Benefit Base will remain at $100,000 and your Annual Income Amount remains at $5,000 (your Lifetime Income Percentage multiplied by your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance unless your Annual Income Amount changes.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$25,000	$0
6	$75,000	$100,000	$5,000	$0	$5,000
7	$75,000	$100,000	$5,000	$0	$10,000
8	$75,000	$100,000	$5,000	$0	$15,000

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under IOD III Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further below under “Withdrawals Under IOD III Escalator”. Even if your Stored Income Period has begun, withdrawals prior to your First Withdrawal Date are considered Early Withdrawals. Investing in any Fund, other than a Designated Fund will cancel IOD III Escalator as described in this Appendix under “Cancellation of IOD III Escalator.”

Withdrawals Under IOD III Escalator

Withdrawals After Your First Withdrawal Date

Starting on your First Withdrawal Date and continuing to your Annuity Commencement Date you may take annual withdrawals up to your Stored Income Balance without reducing your future Annual Income Amount. These withdrawals will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base. This is shown in the previous example.

Withdrawals taken after your First Withdrawal Date and during the withdrawal charge period permitted under your Contract are subject to withdrawal charges only to the extent they are in excess of the greatest of:

•	the free withdrawal amount permitted under your Contract;

•	your Stored Income Balance; or

•	your Yearly Required Minimum Distribution Amount (subject to conditions discussed under “Certain Tax Provisions” in this Appendix).

Excess Withdrawals

If you take an Excess Withdrawal, your Income Benefit Base will be reduced according to the following formula:

Your new Income Benefit Base =	IBB x	(	AV – WD	)
AV – SB

Where:
	IBB =	Your Income Benefit Base immediately prior to the Excess Withdrawal.

	WD =	The amount of the Excess Withdrawal.

	SB =	Your Stored Income Balance (or your Yearly Required Minimum Distribution Amount, if greater) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Excess Withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of an Excess Withdrawal:

Using the same facts as the previous example, assume that in your fifth Account Year you take a withdrawal of $50,000, exceeding your Stored Income Balance. Assume that due to poor investment performance during the fifth Account Year your Account Value was $90,000 immediately prior to the withdrawal. Your Income Benefit Base will be reduced to $61,538 as shown below.

Year	Account Value	Income Benefit Base	Annual Income Amount	Withdrawal	Stored Income Balance
5	$100,000	$100,000	$5,000	$50,000	$0
6	$40,000	$61,538	$3,077	$0	$3,077
7	$40,000	$61,538	$3,077	$0	$6,154
8	$40,000	$61,538	$3,077	$0	$9,231

Each year thereafter, the Annual Income Amount will be added to the Stored Income Balance in the same manner.

Your new Income Benefit Base	=	$100,000 x	($90,000 – $50,000)	= $61,538
$90,000 – $25,000

Excess Withdrawals taken in a down market could severely reduce, and even terminate, your benefits under IOD III Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value.

Early Withdrawals

All withdrawals taken before your First Withdrawal Date, including any “free withdrawal amounts” permitted under your Contract, will be considered Early Withdrawals and the Income Benefit Base and the Stored Income Balance will be reduced using the following formulas:

Your new Income Benefit Base =	IBB x	(	AV - WD	)
AV

Your new Stored Income Balance =	SB x	(	AV - WD	)
AV

Where:
	IBB =	Your Income Benefit Base immediately prior to the Early Withdrawal.

	SB =	Your Stored Income Balance immediately prior to the Early Withdrawal.

	WD =	The amount of the Early Withdrawal.

	AV =	Your Account Value immediately prior to the Early Withdrawal.

Your future Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

In addition, Early Withdrawals will also be subject to withdrawal charges, to the extent that such withdrawals are in excess of the “free withdrawal amount” permitted under your Contract. Early Withdrawals could severely reduce, and even terminate, your benefits under IOD III Escalator, including reducing your Account Value to zero and thereby terminating your Contract without value.

In addition to reducing your benefits under IOD III Escalator, any withdrawal before your First Withdrawal Date could have state and federal income tax liability. You should consult a qualified tax professional for more information.

Depleting Your Account Value

If your Account Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal (as described above), then your Stored Income Balance and your Income Benefit Base will both be reduced to zero and your Contract will terminate without value. Therefore, your Contract, as well as any benefits available with IOD III Escalator, will end.

If your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than Excess Withdrawals or Early Withdrawals, your Income Benefit Base will not be reduced. Your Contract will end. You will be entitled to receive annual payments equal to your Lifetime Income Percentage multiplied by your Income Benefit Base. Prior to determining your annual payments, you may increase your Income Benefit Base by any remaining Stored Income Balance as described below. These payments will continue for as long as you live. If you elected joint-life coverage, the payments will continue as long as either you or your spouse are alive as described in this Appendix under “Death of Participant Under IOD III Escalator with Joint-Life Coverage.” If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your “annual lifetime payments,” you must deplete your Stored Income Balance by:

(a)	withdrawing your remaining Stored Income Balance;

(b)	applying the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your “annual lifetime payments”); or

(c)	using a combination of (a) and (b).

Because the Contract has ended, the amount of these annual lifetime payments will not change and they will not be subject to any withdrawal charges. You should be aware, however, that they could be subject to certain state and federal income tax liability. You should consult a qualified tax professional for more information.

Cost of IOD III Escalator

If you elected IOD III Escalator, we will deduct a quarterly fee from your Account Value (“IOD III Escalator Fee”). The IOD III Escalator Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter and will equal 0.2750 % of your Fee Base on that day, if you elected single-life coverage (0.3250% for joint-life coverage). On an annual basis, the IOD III Escalator Fee is equal to 1.10% of your Fee Base if you elected single-life coverage (1.30% for joint-life coverage). We reserve the right to increase the percentage rate used to calculate the IOD III Escalator Fee on newly issued Contracts.

During the first Account Year, your Fee Base is equal to your Income Benefit Base. On each Account Anniversary, the Fee Base is recalculated. Your new Fee Base will be reset to equal your Income Benefit Base plus your Stored Income Balance (if any) less your Annual Income Amount (if any) for that year if this recalculated amount is higher than your current Fee Base. In the event that the recalculated amount is not greater than your current Fee Base, we will continue to calculate your IOD III Escalator Fee based upon your current Fee Base until, at least, your next Account Anniversary. Note that, although your IOD III Escalator Fee may increase, it will never decrease.

For the most part, we calculate your Fee Base only on your Account Anniversary. However, we will recalculate your Fee Base between Account Anniversaries, if you take an Early Withdrawal or Excess Withdrawal or make additional Purchase Payments during your first Account Year.

If you take an Excess Withdrawal during your Stored Income Period, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV - SB

If you take an Early Withdrawal, your Fee Base will be decreased by the following formula:

Your new Fee Base =	Fee Base x	(	AV - WD	)
AV

Where:
	Fee Base =	Your Fee Base immediately prior to the Early/Excess Withdrawal.

	WD =	The amount of the Early/Excess Withdrawal.

	SB =	Your Stored Income Balance (if any) immediately prior to the Excess Withdrawal.

	AV =	Your Account Value immediately prior to the Early/Excess Withdrawal.

Any additional Purchase Payment you make during your first Account Year will increase your Income Benefit Base as described in this Appendix under “Determining Your Income Benefit Base.” Therefore, your Fee Base will increase by any additional Purchase Payments made.

Here is an example of how we calculate your Fee Base.

Assume that you are age 65 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in IOD III Escalator with single-life coverage and investment performance of the Designated Funds is constant over the years. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Lifetime Income Percentage is 5%. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). All values are shown as of the beginning of the Account Year except as otherwise stated.

During the Stored Income Period, the Fee Base is reset at the beginning of the Contract Year to equal your Income Benefit Base plus your Stored Income Balance less your Annual Income Amount, if that amount is greater than the previous Fee Base. For example, in Contract Year 4, the Fee Base is set equal to the Income Benefit Base ($100,000) plus the Stored Income Balance ($20,000) less your Annual Income Amount ($5,000) if that amount ($115,000) is greater than the previous Fee Base ($110,000).

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
1	$100,000	$5,000	$5,000	$0	$5,000	$100,000
2	$100,000	$5,000	$10,000	$0	$10,000	$105,000
3	$100,000	$5,000	$15,000	$0	$15,000	$110,000
4	$100,000	$5,000	$20,000	$0	$20,000	$115,000

Assume, instead, that in your fourth Account Year you take a $20,000 withdrawal. At the beginning of your fifth Account Year, your Income Benefit Base ($100,000) plus your Stored Income Balance ($5,000) less your Annual Income Amount ($5,000) is less than the current Fee Base ($115,000), so there is no change to the Fee Base, as shown below.

Year	Income Benefit Base	Annual Income Amount	Stored Income Balance			Fee Base
			Beginning of year	Withdrawal Amount	End of year
4	$100,000	$5,000	$20,000	$20,000	$0	$115,000
5	$100,000	$5,000	$5,000	$0	$5,000	$115,000
6	$100,000	$5,000	$10,000	$0	$10,000	$115,000
7	$100,000	$5,000	$15,000	$0	$15,000	$115,000
8	$100,000	$5,000	$20,000	$0	$20,000	$115,000
9	$100,000	$5,000	$25,000	$0	$25,000	$120,000

On each Account Anniversary thereafter, your Fee Base is recalculated and reset if necessary.

Your IOD III Escalator Fee will not change during an Account Year, unless you take one of the following specific actions:

•	If you make an additional Purchase Payment during your first Account Year, you will increase your Fee Base and thus your IOD III Escalator Fee.

•	If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Fee Base and thus your IOD III Escalator Fee.

In addition, on your Account Anniversary, the IOD III Escalator Fee may also change, if we increase the percentage used to calculate the IOD III Escalator Fee as described below under “Step-Up Under IOD III Escalator.”

The investment performance of the Designated Funds will not affect your IOD III Escalator Fee during an Account Year. However, as stated below under “Step-Up Under IOD III Escalator,” favorable investment performance may cause the Income Benefit Base to increase on an Account Anniversary, and thus increase your IOD III Escalator Fee.

We will continue to deduct the IOD III Escalator Fee until you annuitize your Contract, your Account Value reduces to zero, or your benefits under IOD III Escalator are cancelled as described under “Cancellation of IOD III Escalator” in this Appendix.

Step-Up Under IOD III Escalator

Regardless of your age on the Issue Date, on each Account Anniversary prior to your Annuity Commencement Date, we will automatically step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

•
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

•
Your Account Value minus your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Stored Income Period and therefore do not yet have a Stored Income Balance, your Account Value must only be greater than your current Income Benefit Base.)

Second, if you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the IOD III Escalator Fee on newly issued Contracts. Since we are no longer issuing Contracts with IOD III Escalator, the percentage rate we use to calculate your IOD III Escalator Fee will be set based upon current market conditions at that time.

•
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your IOD III Escalator Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

•
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your IOD III Escalator Fee and step-up your Income Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups of your Income Benefit Base will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, we will increase your Income Benefit Base to an amount equal to your Account Value less your Stored Income Balance, if any, provided that such amount exceeds your current Income Benefit Base. Here is an example of how step-up works under IOD III Escalator:

Assume that you are 65 years old when you purchase a Contract with an initial Purchase Payment of $100,000, and that you elect to participate in IOD III Escalator with single-life coverage and do not take any withdrawals. (If you selected joint-life coverage, the numbers shown in the example could be different.) Your Income Benefit Base is equal to your initial Purchase Payment. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Your initial Stored Income Balance is $5,000.

Assume that your Account Value grows to $103,000 by the end of Account Year 1. Because your Account Value minus your Stored Income Balance ($103,000 - $5,000) is less than your current Income Benefit Base, you will not step-up.

Assume further that your Account Value grows to $113,000 by the end of Account Year 2. Because your Account Value minus your Stored Income Balance ($113,000 - $10,000) is greater than your current Income Benefit Base ($100,000), you will step-up. Your new Income Benefit Base will equal your Account Value minus your Stored Income Balance ($103,000). Your new Annual Income Amount will be $5,150 (5% of your new Income Benefit Base).

Assume further that your Account Value grows to $125,150 by the end of Account Year 3. Because your Account Value minus your Stored Income Balance ($125,150 - $15,150) is greater than your current Income Benefit Base ($103,000), you will step-up again. Your new Income Benefit Base will equal your Account Value minus your Stored Income Balance ($110,000). Your new Annual Income Amount will be $5,500 (5% of your new Income Benefit Base).

Account Year	Account Value End of Year	Stored Income Balance Beginning of Year	Income Benefit Base End of Year	Annual Income Amount End of Year	Withdrawals
1	$103,000	$5,000	$100,000	$5,000	0
2	$113,000	$10,000	$103,000	$5,150	0
3	$125,150	$15,150	$110,000	$5,500	0

Your Lifetime Income Percentage will increase if your age at the time of step-up coincides with a higher percentage as shown below. After the step-up, your Annual Income Amount will be your Lifetime Income Percentage multiplied by your new Income Benefit Base. Your Lifetime Income Percentage is determined, based upon your age at time of step-up, as follows:

Your Age at Step-up*	Lifetime Income Percentage
50 - 64	4%
65 - 79	5%
80 or older	6%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described below under “Joint-Life Coverage.”

The above example assumes that you are age 65 at issue, so your Lifetime Income Percentage is set to 5%. Assume instead you are age 77 at issue and have attained age 80 by the end of Account Year 3. When your Income Benefit Base steps-up to $110,000 your new Lifetime Income Percentage is 6% since you are now age 80. Your Annual Income Amount is now $6,600 and your Stored Income Balance becomes $21,750 at the beginning of Account Year 4.

Joint-Life Coverage

On the Issue Date, you have the option of electing IOD III Escalator with single-life coverage or, for a higher IOD III Escalator Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole primary Beneficiary on the Issue Date and remains the sole primary Beneficiary while IOD III Escalator is in effect. On a co-owned Contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while IOD III Escalator is in effect. Whereas single-life coverage provides an Annual Income Amount only until any Participant dies, joint-life coverage provides an Annual Income Amount for as long as either you or your spouse is alive. Note that, for joint-life coverage to continue after the death of any Participant, the surviving spouse must elect to continue the contract through the “Spousal Continuance” provision. See also “Death of Participant Under IOD III Escalator with Joint-Life Coverage” in this Appendix.

If you have elected joint-life coverage, the Stored Income Period will be your Issue Date if the younger spouse is at least age 50. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 50 if the younger spouse is less than age 50 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.) The First Withdrawal Date will be your Issue Date if the younger spouse is at least age 59. Otherwise it will be the first Account Anniversary after the younger spouse attains (or would have attained) age 59. The Lifetime Income Percentage will be based on the age of the younger spouse, as shown in the table below.

Age of Younger Spouse at Step-up	Lifetime Income Percentage
50 - 64	4%
65 - 79	5%
80 or older	6%

The Lifetime Income Percentage may increase, in the future, if the age of the younger spouse at time of step-up coincides with a higher percentage as shown in the above table.

The two spouses on the Issue Date are the only two people covered under the joint-life feature. If a Participant remarries, the new spouse is not covered under the joint-life feature. Therefore, if the spouse on the Issue Date is no longer your spouse, your benefits under IOD III Escalator continue for your life and, when you die, annual withdrawals are no longer available. Note that, when you elect joint-life coverage, you also elect the higher joint-life fee. The percentage rate of the fee will not be reduced regardless of any change in life events.

Cancellation of IOD III Escalator

Should you decide that IOD III Escalator is no longer appropriate for you, you may cancel IOD III Escalator at any time. Upon cancellation, all benefits and charges under IOD III Escalator shall cease. Once cancelled, IOD III Escalator cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under “Transfer Privilege” in the prospectus to which this Appendix is attached, IOD III Escalator will be cancelled automatically:

•	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

•	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

IOD III Escalator will also be cancelled for any of the following:

•	upon a termination of the Contract;
•	upon annuitization*; or
•	your Income Benefit Base is reduced to zero as a result of Early or Excess Withdrawals.

*Note that the Maximum Annuity Commencement Date permitted under this Contract is the first day of the month following the Annuitant’s 95th birthday. See “Selection of Annuity Commencement Date” in the prospectus to which this Appendix is attached.

A change in ownership may also cancel your benefits under IOD III Escalator.

Death of Participant Under IOD III Escalator with Single-Life Coverage

If you elected single-life coverage, IOD III Escalator terminates on the death of any Participant and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole primary Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new IOD III Escalator benefit on the original Contract (assuming your surviving spouse meets certain eligibility requirements). If your surviving spouse makes such election, all of the following occur:

•	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

•
the new percentage rate used to calculate the IOD III Escalator Fee will be set by us based on market conditions at the time and may be higher than the current percentage rate used to calculate the IOD III Escalator Fee;

•	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited;

•	the new Lifetime Income Percentage will be based on the age of the surviving spouse; and

•	the new Stored Income Balance will be reset to zero.

Note that single-life coverage may be inappropriate on a co-owned Contract, because all living benefits will end on the death of any Participant. Note also that Beneficiaries who are not spouses cannot continue the Contract (see “Spousal Continuance” in the prospectus to which this Appendix is attached) or any living benefits under the Contract.

Death of Participant Under IOD III Escalator with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of a Participant on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected. In such case, if a Participant dies while participating in IOD III Escalator, the provisions of the section above titled “Death of Participant Under IOD III Escalator with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Participants dies, IOD III Escalator will continue, provided that the surviving spouse, as the sole primary beneficiary, continues the Contract. In such case:

•	the new Account Value will be equal to the Death Benefit;

•	the Stored Income Balance will remain unchanged;

•
the Income Benefit Base will remain unchanged until the next Account Anniversary when a step-up could apply due to an increase in the Account Value (see “Step-Up Under IOD III Escalator” in this Appendix);

•
if the Stored Income Period has not yet begun, the Lifetime Income Percentage will be determined when the Stored Income Period begins (i.e., on the first Account Anniversary following the date the younger spouse attains (or would have attained) age 50);

•	if the Stored Income Period has already begun, the Lifetime Income Percentage will be the Lifetime Income Percentage that applied to the Contract prior to the death of the Participant;

•	on each Account Anniversary, the Annual Income Amount will be equal to the Income Benefit Base multiplied by the Lifetime Income Percentage; and

•	the percentage rate of the IOD III Escalator Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Participant.

At the death of the surviving spouse, the Contract, including IOD III Escalator, terminates.

If you purchased joint-life coverage and the deceased Participant’s surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under IOD III Escalator

Under the terms of IOD III Escalator, if your Account Value is greater than zero on your Maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value (or your Stored Income Balance, if greater);

(2)	annuitize your Account Value under one of the Annuity Options available on that date; or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and you are still eligible to receive it) with an annualized annuity payment of not less than the Lifetime Income Percentage multiplied by your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), and your Income Benefit Base is greater than zero on or before your Maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see “Depleting Your Account Value” in this Appendix.

Certain Tax Provisions

Certain state and federal income tax provisions may be important to you in connection with a living benefit, such as IOD III Escalator. If you elected to participate in IOD III Escalator, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under IOD III Escalator as follows. If you withdraw all or a portion of your Qualified Contract’s Yearly RMD Amount from the Contract while participating in IOD III Escalator, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

•
you withdraw your Qualified Contract’s first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

•	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year’s Yearly RMD Amount.

Currently, any withdrawal in excess of the Annual Income Amount or Stored Income Balance that is taken to satisfy the Yearly RMD Amounts will not be treated as an Excess Withdrawal, and will not reduce the Income Benefit Base. However, if there is any material change to the current Code or IRS Rules governing the timing or determination of required minimum distribution amounts, then the Company reserves the right to treat any withdrawal greater than the Annual Income Amount or Stored Income Balance as an Excess Withdrawal which may significantly reduce the Income Benefit Base.

For a further discussion of some of these provisions, please refer to “TAX PROVISIONS - Impact of Optional Death Benefits and Optional Living Benefits” in the prospectus to which this Appendix is attached.

APPENDIX S -
BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefits. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled. For Contracts with the Sun Income Riser with 7% bonus, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Research Bond Series	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	MFS® Blended Research Small Cap Equity Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	InvescoV.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	MFS® Global Real Estate Portfolio
Huntington VA Mortgage Securities Fund1	MFS® Moderate Allocation Portfolio	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
MFS® Money Market Portfolio	MFS® Conservative Allocation Portfolio	Invesco V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
MFS® Limited Maturity Portfolio	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	MFS® High Yield Portfolio
MFS® Inflation- Adjusted Bond Portfolio	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	MFS® Research Series	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund		MFS® Growth Allocation Portfolio	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
JPMorgan Insurance Trust Core Bond Portfolio		BlackRock Global Allocation V.I. Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Fund/VA	Huntington VA Real Strategies Fund1
		Huntington VA Balanced Fund1	MFS® Value Series	Columbia Variable Portfolio - Marsico International Opportunities Fund	Templeton Global Bond Securities Fund
			MFS® Mid Cap Value Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			JPMorgan Insurance Trust U.S. Equity Portfolio	MFS® International Growth Portfolio
			Putnam VT Equity Income Fund	MFS® Growth Series
Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
Huntington VA Growth Fund1
Huntington VA Mid Corp America Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Mid Cap Growth Series
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco V.I. American Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
MFS® New Discovery Value Portfolio
MFS® New Discovery Series
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For all Contracts purchased on or after August 17, 2009 and before February 8, 2010, including Contracts with SIR with a 6% bonus, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
MFS® Research Bond Series	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	MFS® Blended Research Small Cap Equity Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	MFS® Global Real Estate Portfolio
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
MFS® Money Market Portfolio	Invesco V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
MFS® Limited Maturity Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	MFS® High Yield Portfolio
MFS® Inflation-Adjusted Bond Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	MFS® Research Series	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund	MFS® Conservative Allocation Portfolio	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
JPMorgan Insurance Trust Core Bond Portfolio	MFS® Moderate Allocation Portfolio	Huntington VA Income Equity Fund1	Oppenheimer Global Fund/VA	Huntington VA Real Strategies Fund1
	MFS® Growth Allocation Portfolio	MFS® Value Series	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
	BlackRock Global Allocation V.I. Fund	MFS® Mid Cap Value Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	Huntington VA Balanced Fund1	JPMorgan Insurance Trust U.S. Equity Portfolio	MFS® International Growth Portfolio
	PIMCO Global Multi-Asset Portfolio	Putnam VT Equity Income Fund	MFS® Growth Series
	MFS® Global Tactical Allocation Portfolio		Columbia Variable Portfolio - Marsico Growth Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	Putnam VT Absolute Return 500 Fund		Huntington VA Growth Fund1
Huntington VA Mid Corp America Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
MFS® Mid Cap Growth Series
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco V.I. American Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
MFS® New Discovery Value Portfolio
MFS® New Discovery Series
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For Contracts purchased after February 16, 2009, and prior to August 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
MFS® Research Bond Series	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	MFS® Blended Research Small Cap Equity Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	MFS® Global Real Estate Portfolio
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
MFS® Money Market Portfolio	Oppenheimer Capital Income Fund/VA	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
MFS® Limited Maturity Portfolio	Invesco V.I. Equity and Income Fund	MFS® Core Equity Portfolio	MFS® Research International Portfolio	MFS® High Yield Portfolio
MFS® Inflation-Adjusted Bond Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Research Series	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
JPMorgan Insurance Trust Core Bond Portfolio	MFS® Moderate Allocation Portfolio	Huntington VA Income Equity Fund1	Oppenheimer Global Fund/VA	Huntington VA Real Strategies Fund1
	MFS® Conservative Allocation Portfolio	MFS® Value Series	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
	MFS® Growth Allocation Portfolio	MFS® Mid Cap Value Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	BlackRock Global Allocation V.I. Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	MFS® International Growth Portfolio
	Huntington VA Balanced Fund1	Putnam VT Equity Income Fund	MFS® Growth Series
	PIMCO Global Multi-Asset Portfolio		Columbia Variable Portfolio - Marsico Growth Fund
	MFS® Global Tactical Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Huntington VA Growth Fund1
	Putnam VT Absolute Return 500 Fund		Huntington VA Mid Corp America Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
MFS® Mid Cap Growth Series
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco V.I. American Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
MFS® New Discovery Value Portfolio

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
MFS® New Discovery Series
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For Contracts purchased prior to February 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
PIMCO Total Return Portfolio7	AllianceBernstein Balanced Wealth Strategy Portfolio8	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Research Bond Series	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	MFS® Blended Research Small Cap Equity Portfolio	MFS® High Yield Portfolio
MFS® Government Securities Portfolio	Franklin Income Securities Fund	Invesco V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Templeton Founding Funds Allocation Fund8,	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	MFS® Global Real Estate Portfolio
PIMCO Real Return Portfolio7	MFS® Total Return Portfolio	MFS® Utilities Portfolio	Oppenheimer Main Street Small Cap Fund/VA2	PIMCO CommodityRealReturn® Strategy Portfolio
Huntington VA Mortgage Securities Fund5	Oppenheimer Capital Income Fund/VA	MFS® Blended Research® Core Equity Portfolio2	MFS® New Discovery Portfolio2	Templeton Developing Markets Securities Fund6
MFS® Money Market Portfolio	Invesco V.I. Equity and Income Fund8	MFS® Global Research Portfolio2	MFS® Mass Investors Growth Stock Portfolio2	MFS® Emerging Markets Equity Portfolio
MFS® Limited Maturity Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2010 Portfolio7	MFS® Core Equity Portfolio	MFS® International Value Portfolio	MFS® Strategic Income Portfolio1
MFS® Inflation-Adjusted Bond Portfolio 8	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Research Series	Templeton Foreign Securities Fund6	Lazard Retirement Emerging Markets Equity Portfolio8
Wells Fargo Variable Trust - VT Total Return Bond Fund8	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Oppenheimer Main St. Fund®/VA7	MFS® Research International Portfolio	Huntington VA Rotating Markets Fund5
JPMorgan Insurance Trust Core Bond Portfolio8	MFS® Conservative Allocation Portfolio8	Huntington VA Dividend Capture Fund5	Templeton Growth Securities Fund	Huntington VA Real Strategies Fund5
	MFS® Moderate Allocation Portfolio8	Huntington VA Income Equity Fund5	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
	MFS® Growth Allocation Portfolio8	MFS® Value Series8	Oppenheimer Global Fund/VA	Templeton Global Bond Securities Fund8
	BlackRock Global Allocation V.I. Fund8	MFS® Mid Cap Value Portfolio8	Columbia Variable Portfolio - Marsico International Opportunities Fund
	Huntington VA Balanced Fund5	JPMorgan Insurance Trust U.S. Equity Portfolio8	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
	PIMCO Global Multi-Asset Portfolio8	Putnam VT Equity Income Fund8	Wanger USA3
	MFS® Global Tactical Allocation Portfolio8		Wanger Select3
	AllianceBernstein Dynamic Asset Allocation Portfolio8		Columbia Variable Portfolio - Small Cap Value Fund3
	Putnam VT Absolute Return 500 Fund8		MFS® International Growth Portfolio
MFS® Growth Series8
Columbia Variable Portfolio - Marsico Growth Fund4
Columbia Variable Portfolio - Marsico 21st Century Fund4
MFS® Global Growth Portfolio1
Huntington VA Growth Fund5
Huntington VA Mid Corp America Fund5

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
Huntington VA International Equity Fund5
Huntington VA Situs Fund5
MFS® Mid Cap Growth Series8
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio8
Invesco V.I. American Value Fund8
AllianceBernstein International Growth Portfolio8
AllianceBernstein International Value Portfolio7, 8
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio8
MFS® New Discovery Value Portfolio8
MFS® New Discovery Series8
AllianceBernstein Small/Mid Cap Value Portfolio8
Invesco V.I. International Growth Fund8
PIMCO EqS Pathfinder Portfolio8
Universal Institutional Funds Inc. - Growth Portfolio8

1	Only available if you purchased your Contract before February 2, 2004.
2	Only available if you purchased your Contract before March 5, 2007.
3	Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4
Only B Class shares available if you purchased your Contract on or after March 5, 2007. Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.

5	Only available if you purchased your Contract through a Huntington Bank representative.
6	Only available if you purchased your Contract before March 10, 2008.
7	Only available if you purchased your Contract before October 20, 2008.
8	Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.

APPENDIX T -
CONDENSED FINANCIAL INFORMATION

The following information for SUN LIFE FINANCIAL MASTERS EXTRA should be read in conjunction with the Variable Account’s financial statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

AllianceBernstein Dynamic Asset Allocation Portfolio, Class B	01	2012	9.3949	9.9737	21,459
	01	2011	10.0000	9.3949	6,043

	02	2012	9.3822	9.9398	3,022
	02	2011	10.0000	9.3822	0

	03	2012	9.3790	9.9313	0
	03	2011	10.0000	9.3790	0

	04	2012	9.3695	9.9060	22,811
	04	2011	10.0000	9.3695	0

	05	2012	9.3663	9.8976	0
	05	2011	10.0000	9.3663	0

	06	2012	9.3568	9.8722	0
	06	2011	10.0000	9.3568	0

	07	2012	9.3536	9.8638	0
	07	2011	10.0000	9.3536	0

	08	2012	9.3409	9.8301	0
	08	2011	10.0000	9.3409	0

AllianceBernstein International Growth Portfolio, Class B	01	2012	7.0934	8.0346	87,131
	01	2011	8.5950	7.0934	95,741
	01	2010	7.7645	8.5950	85,051
	01	2009	5.6728	7.7645	57,062
	01	2008	10.0000	5.6728	19,245

	02	2012	7.0386	7.9561	91,805
	02	2011	8.5459	7.0386	101,495
	02	2010	7.7358	8.5459	102,790
	02	2009	5.6634	7.7358	117,936
	02	2008	10.0000	5.6634	39,580

	03	2012	7.0249	7.9366	0
	03	2011	8.5337	7.0249	0
	03	2010	7.7287	8.5337	0
	03	2009	5.6611	7.7287	0
	03	2008	10.0000	5.6611	0

	04	2012	6.9839	7.8782	49,488
	04	2011	8.4969	6.9839	53,755
	04	2010	7.7072	8.4969	50,508
	04	2009	5.6540	7.7072	30,202
	04	2008	10.0000	5.6540	4,196

	05	2012	6.9704	7.8589	2,266
	05	2011	8.4848	6.9704	2,267
	05	2010	7.7001	8.4848	2,268
	05	2009	5.6517	7.7001	2,269
	05	2008	10.0000	5.6517	2,270

	06	2012	6.9297	7.8010	0
	06	2011	8.4482	6.9297	0
	06	2010	7.6787	8.4482	0
	06	2009	5.6446	7.6787	0
	06	2008	10.0000	5.6446	0

	07	2012	6.9162	7.7818	0
	07	2011	8.4361	6.9162	0
	07	2010	7.6715	8.4361	0
	07	2009	5.6423	7.6715	0
	07	2008	10.0000	5.6423	0

	08	2012	6.8624	7.7053	0
	08	2011	8.3875	6.8624	0
	08	2010	7.6431	8.3875	0
	08	2009	5.6329	7.6431	0
	08	2008	10.0000	5.6329	0

AllianceBernstein Small/Mid Cap Value Portfolio, Class B	01	2012	10.4838	12.2079	11,775
	01	2011	10.0000	10.4838	2,390

	02	2012	10.4779	12.1760	867
	02	2011	10.0000	10.4779	0

	03	2012	10.4764	12.1680	0
	03	2011	10.0000	10.4764	0

	04	2012	10.4719	12.1441	0
	04	2011	10.0000	10.4719	0

	05	2012	10.4704	12.1362	0
	05	2011	10.0000	10.4704	0

	06	2012	10.4659	12.1123	0
	06	2011	10.0000	10.4659	0

	07	2012	10.4644	12.1043	0
	07	2011	10.0000	10.4644	0

	08	2012	10.4584	12.0725	0
	08	2011	10.0000	10.4584	0

AllianceBernstein Balanced Wealth Strategy Portfolio, Class B	01	2012	9.6284	10.7298	439,186
	01	2011	10.1034	9.6284	603,121
	01	2010	9.3185	10.1034	665,955
	01	2009	7.6171	9.3185	633,874
	01	2008	10.0000	7.6171	397,531

	02	2012	9.5540	10.6251	144,028
	02	2011	10.0457	9.5540	149,808
	02	2010	9.2841	10.0457	183,798
	02	2009	7.6045	9.2841	182,762
	02	2008	10.0000	7.6045	9,662

	03	2012	9.5354	10.5990	252
	03	2011	10.0312	9.5354	3,405
	03	2010	9.2755	10.0312	854
	03	2009	7.6014	9.2755	170
	03	2008	10.0000	7.6014	0

	04	2012	9.4799	10.5211	43,433
	04	2011	9.9881	9.4799	65,981
	04	2010	9.2498	9.9881	176,218
	04	2009	7.5919	9.2498	41,274
	04	2008	10.0000	7.5919	0

	05	2012	9.4616	10.4954	0
	05	2011	9.9739	9.4616	0
	05	2010	9.2413	9.9739	0
	05	2009	7.5888	9.2413	0
	05	2008	10.0000	7.5888	0

	06	2012	9.4064	10.4180	0
	06	2011	9.9309	9.4064	0
	06	2010	9.2156	9.9309	0
	06	2009	7.5793	9.2156	0
	06	2008	10.0000	7.5793	0

	07	2012	9.3881	10.3924	0
	07	2011	9.9166	9.3881	0
	07	2010	9.2071	9.9166	5,947
	07	2009	7.5761	9.2071	0
	07	2008	10.0000	7.5761	0

	08	2012	9.3150	10.2903	0
	08	2011	9.8596	9.3150	0
	08	2010	9.1729	9.8596	0
	08	2009	7.5635	9.1729	0
	08	2008	10.0000	7.5635	0

AllianceBernstein International Value Portfolio, Class B	01	2012	5.7574	6.4623	1,299,668
	01	2011	7.2700	5.7574	1,438,892
	01	2010	7.0907	7.2700	1,363,080
	01	2009	5.3687	7.0907	1,418,212
	01	2008	10.0000	5.3687	1,447,485

	02	2012	5.7128	6.3992	708,751
	02	2011	7.2284	5.7128	792,323
	02	2010	7.0646	7.2284	895,749
	02	2009	5.3598	7.0646	918,808
	02	2008	10.0000	5.3598	1,065,671

	03	2012	5.7017	6.3835	26,932
	03	2011	7.2181	5.7017	28,054
	03	2010	7.0580	7.2181	14,878
	03	2009	5.3576	7.0580	18,529
	03	2008	10.0000	5.3576	25,656

	04	2012	5.6685	6.3365	99,205
	04	2011	7.1870	5.6685	114,500
	04	2010	7.0384	7.1870	119,154
	04	2009	5.3509	7.0384	126,055
	04	2008	10.0000	5.3509	266,337

	05	2012	5.6575	6.3210	0
	05	2011	7.1767	5.6575	0
	05	2010	7.0319	7.1767	1,598
	05	2009	5.3487	7.0319	1,548
	05	2008	10.0000	5.3487	1,792

	06	2012	5.6245	6.2744	870
	06	2011	7.1458	5.6245	1,067
	06	2010	7.0124	7.1458	11,730
	06	2009	5.3420	7.0124	11,880
	06	2008	10.0000	5.3420	16,976

	07	2012	5.6135	6.2589	5,118
	07	2011	7.1355	5.6135	16,860
	07	2010	7.0059	7.1355	15,167
	07	2009	5.3398	7.0059	14,736
	07	2008	10.0000	5.3398	27,983

	08	2012	5.5698	6.1974	0
	08	2011	7.0944	5.5698	0
	08	2010	6.9798	7.0944	0
	08	2009	5.3309	6.9798	0
	08	2008	10.0000	5.3309	2,335

BlackRock Global Allocation V.I. Fund, Class III	01	2012	12.2345	13.2241	4,916,293
	01	2011	12.9158	12.2345	5,221,757
	01	2010	11.9706	12.9158	5,477,405
	01	2009	10.0710	11.9706	4,465,987
	01	2008	10.0000	10.0710	237,777

	02	2012	12.1552	13.1114	1,341,007
	02	2011	12.8581	12.1552	1,570,227
	02	2010	11.9414	12.8581	1,547,821
	02	2009	10.0669	11.9414	1,436,223
	02	2008	10.0000	10.0669	34,315

	03	2012	12.1354	13.0834	44,740
	03	2011	12.8437	12.1354	45,962
	03	2010	11.9341	12.8437	40,471
	03	2009	10.0659	11.9341	26,645
	03	2008	10.0000	10.0659	0

	04	2012	12.0761	12.9994	941,784
	04	2011	12.8005	12.0761	989,953
	04	2010	11.9122	12.8005	1,023,245
	04	2009	10.0629	11.9122	947,443
	04	2008	10.0000	10.0629	15,273

	05	2012	12.0565	12.9717	3,380
	05	2011	12.7863	12.0565	3,391
	05	2010	11.9050	12.7863	0
	05	2009	10.0619	11.9050	0
	05	2008	10.0000	10.0619	0

	06	2012	11.9975	12.8883	17,216
	06	2011	12.7432	11.9975	17,391
	06	2010	11.8831	12.7432	12,616
	06	2009	10.0588	11.8831	20,141
	06	2008	10.0000	10.0588	0

	07	2012	11.9779	12.8606	2,231
	07	2011	12.7289	11.9779	2,337
	07	2010	11.8759	12.7289	0
	07	2009	10.0578	11.8759	27,197
	07	2008	10.0000	10.0578	0

	08	2012	11.8996	12.7503	28
	08	2011	12.6717	11.8996	0
	08	2010	11.8467	12.6717	0
	08	2009	10.0537	11.8467	2,591
	08	2008	10.0000	10.0537	0

Columbia Variable Portfolio - Marsico Growth Fund, Class 1	01	2012	11.1764	12.3298	0
	01	2011	11.6775	11.1764	0
	01	2010	9.7733	11.6775	0
	01	2009	7.8494	9.7733	0
	01	2008	13.1881	7.8494	0
	01	2007	11.4213	13.1881	0
	01	2006	10.9510	11.4213	0
	01	2005	10.0000	10.9510	0

	02	2012	11.0230	12.1357	0
	02	2011	11.5408	11.0230	0
	02	2010	9.6785	11.5408	0
	02	2009	7.7891	9.6785	0
	02	2008	13.1136	7.7891	0
	02	2007	11.3800	13.1136	0
	02	2006	10.9337	11.3800	0
	02	2005	10.0000	10.9337	0

	03	2012	10.9849	12.0876	0
	03	2011	11.5067	10.9849	0
	03	2010	9.6549	11.5067	0
	03	2009	7.7741	9.6549	0
	03	2008	13.0950	7.7741	0
	03	2007	11.3697	13.0950	0
	03	2006	10.9293	11.3697	0
	03	2005	10.0000	10.9293	0

	04	2012	10.8713	11.9441	0
	04	2011	11.4051	10.8713	0
	04	2010	9.5843	11.4051	0
	04	2009	7.7291	9.5843	0
	04	2008	13.0393	7.7291	0
	04	2007	11.3388	13.0393	0
	04	2006	10.9163	11.3388	0
	04	2005	10.0000	10.9163	0

	05	2012	10.8339	11.8970	0
	05	2011	11.3717	10.8339	0
	05	2010	9.5610	11.3717	0
	05	2009	7.7143	9.5610	0
	05	2008	13.0210	7.7143	0
	05	2007	11.3286	13.0210	0
	05	2006	10.9120	11.3286	0
	05	2005	10.0000	10.9120	0

	06	2012	10.7216	11.7555	0
	06	2011	11.2710	10.7216	0
	06	2010	9.4910	11.2710	0
	06	2009	7.6695	9.4910	0
	06	2008	12.9655	7.6695	0
	06	2007	11.2978	12.9655	0
	06	2006	10.8990	11.2978	0
	06	2005	10.0000	10.8990	0

	07	2012	10.6845	11.7088	0
	07	2011	11.2378	10.6845	0
	07	2010	9.4678	11.2378	0
	07	2009	7.6547	9.4678	0
	07	2008	12.9471	7.6547	0
	07	2007	11.2875	12.9471	0
	07	2006	10.8946	11.2875	0
	07	2005	10.0000	10.8946	0

	08	2012	10.5369	11.5232	0
	08	2011	11.1052	10.5369	0
	08	2010	9.3753	11.1052	0
	08	2009	7.5955	9.3753	0
	08	2008	12.8734	7.5955	0
	08	2007	11.2465	12.8734	0
	08	2006	10.8773	11.2465	0
	08	2005	10.0000	10.8773	0

Columbia Variable Portfolio - Marsico Growth Fund, Class 2	01	2012	9.8920	10.8816	303,728
	01	2011	10.3560	9.8920	323,126
	01	2010	8.6876	10.3560	276,227
	01	2009	6.9962	8.6876	282,589
	01	2008	11.7829	6.9962	240,163
	01	2007	10.0000	11.7829	143,107

	02	2012	9.7953	10.7531	170,211
	02	2011	10.2756	9.7953	170,635
	02	2010	8.6377	10.2756	173,129
	02	2009	6.9702	8.6377	189,385
	02	2008	11.7631	6.9702	89,652
	02	2007	10.0000	11.7631	26,603

	03	2012	9.7712	10.7211	3,080
	03	2011	10.2555	9.7712	0
	03	2010	8.6252	10.2555	0
	03	2009	6.9637	8.6252	8,092
	03	2008	11.7582	6.9637	9,062
	03	2007	10.0000	11.7582	0

	04	2012	9.6991	10.6257	27,678
	04	2011	10.1955	9.6991	33,717
	04	2010	8.5879	10.1955	24,825
	04	2009	6.9442	8.5879	33,184
	04	2008	11.7433	6.9442	25,547
	04	2007	10.0000	11.7433	15,710

	05	2012	9.6754	10.5943	0
	05	2011	10.1757	9.6754	0
	05	2010	8.5756	10.1757	2,083
	05	2009	6.9377	8.5756	2,303
	05	2008	11.7384	6.9377	0
	05	2007	10.0000	11.7384	0

	06	2012	9.6039	10.4998	0
	06	2011	10.1160	9.6039	1,350
	06	2010	8.5384	10.1160	0
	06	2009	6.9182	8.5384	1,564
	06	2008	11.7235	6.9182	0
	06	2007	10.0000	11.7235	0

	07	2012	9.5802	10.4685	0
	07	2011	10.0963	9.5802	0
	07	2010	8.5260	10.0963	0
	07	2009	6.9118	8.5260	7,788
	07	2008	11.7186	6.9118	0
	07	2007	10.0000	11.7186	0

	08	2012	9.4859	10.3441	0
	08	2011	10.0173	9.4859	0
	08	2010	8.4767	10.0173	0
	08	2009	6.8859	8.4767	0
	08	2008	11.6988	6.8859	0
	08	2007	10.0000	11.6988	0

Columbia Variable Portfolio - Small Cap Value Fund, Class 2	01	2012	11.8923	13.0046	0
	01	2011	12.8878	11.8923	0
	01	2010	10.3669	12.8878	0
	01	2009	8.4373	10.3669	0
	01	2008	11.9477	8.4373	0
	01	2007	12.4771	11.9477	0
	01	2006	10.6333	12.4771	0
	01	2005	10.0000	10.6333	0

	02	2012	11.7291	12.7999	0
	02	2011	12.7368	11.7291	0
	02	2010	10.2663	12.7368	0
	02	2009	8.3725	10.2663	0
	02	2008	11.8802	8.3725	0
	02	2007	12.4321	11.8802	0
	02	2006	10.6165	12.4321	0
	02	2005	10.0000	10.6165	0

	03	2012	11.6886	12.7491	0
	03	2011	12.6992	11.6886	0
	03	2010	10.2413	12.6992	0
	03	2009	8.3563	10.2413	0
	03	2008	11.8633	8.3563	0
	03	2007	12.4208	11.8633	0
	03	2006	10.6123	12.4208	0
	03	2005	10.0000	10.6123	0

	04	2012	11.5676	12.5978	0
	04	2011	12.5871	11.5676	0
	04	2010	10.1664	12.5871	0
	04	2009	8.3079	10.1664	0
	04	2008	11.8129	8.3079	0
	04	2007	12.3871	11.8129	0
	04	2006	10.5996	12.3871	0
	04	2005	10.0000	10.5996	0

	05	2012	11.5279	12.5481	0
	05	2011	12.5502	11.5279	0
	05	2010	10.1418	12.5502	0
	05	2009	8.2920	10.1418	0
	05	2008	11.7962	8.2920	0
	05	2007	12.3759	11.7962	0
	05	2006	10.5955	12.3759	0
	05	2005	10.0000	10.5955	0

	06	2012	11.4083	12.3988	0
	06	2011	12.4391	11.4083	0
	06	2010	10.0674	12.4391	0
	06	2009	8.2439	10.0674	0
	06	2008	11.7459	8.2439	0
	06	2007	12.3422	11.7459	0
	06	2006	10.5828	12.3422	0
	06	2005	10.0000	10.5828	0

	07	2012	11.3689	12.3495	0
	07	2011	12.4024	11.3689	0
	07	2010	10.0428	12.4024	0
	07	2009	8.2279	10.0428	0
	07	2008	11.7293	8.2279	0
	07	2007	12.3310	11.7293	0
	07	2006	10.5786	12.3310	0
	07	2005	10.0000	10.5786	0

	08	2012	11.2117	12.1538	0
	08	2011	12.2561	11.2117	0
	08	2010	9.9447	12.2561	0
	08	2009	8.1643	9.9447	0
	08	2008	11.6625	8.1643	0
	08	2007	12.2862	11.6625	0
	08	2006	10.5618	12.2862	0
	08	2005	10.0000	10.5618	0

Columbia Variable Portfolio - Marsico 21st Century Fund, Class 1	01	2012	10.7728	11.7941	0
	01	2011	12.4433	10.7728	0
	01	2010	10.7811	12.4433	0
	01	2009	8.6313	10.7811	0
	01	2008	15.5606	8.6313	0
	01	2007	13.2715	15.5606	0
	01	2006	11.2743	13.2715	0
	01	2005	10.0000	11.2743	0

	02	2012	10.6250	11.6084	0
	02	2011	12.2975	10.6250	0
	02	2010	10.6765	12.2975	0
	02	2009	8.5650	10.6765	0
	02	2008	15.4727	8.5650	0
	02	2007	13.2236	15.4727	0
	02	2006	11.2565	13.2236	0
	02	2005	10.0000	11.2565	0

	03	2012	10.5882	11.5623	0
	03	2011	12.2612	10.5882	0
	03	2010	10.6504	12.2612	0
	03	2009	8.5485	10.6504	0
	03	2008	15.4508	8.5485	0
	03	2007	13.2116	15.4508	0
	03	2006	11.2520	13.2116	0
	03	2005	10.0000	11.2520	0

	04	2012	10.4786	11.4250	0
	04	2011	12.1530	10.4786	0
	04	2010	10.5725	12.1530	0
	04	2009	8.4990	10.5725	0
	04	2008	15.3851	8.4990	0
	04	2007	13.1757	15.3851	0
	04	2006	11.2386	13.1757	0
	04	2005	10.0000	11.2386	0

	05	2012	10.4426	11.3800	0
	05	2011	12.1173	10.4426	0
	05	2010	10.5469	12.1173	0
	05	2009	8.4827	10.5469	0
	05	2008	15.3634	8.4827	0
	05	2007	13.1639	15.3634	0
	05	2006	11.2342	13.1639	0
	05	2005	10.0000	11.2342	0

	06	2012	10.3343	11.2446	0
	06	2011	12.0101	10.3343	0
	06	2010	10.4696	12.0101	0
	06	2009	8.4335	10.4696	0
	06	2008	15.2979	8.4335	0
	06	2007	13.1280	15.2979	0
	06	2006	11.2208	13.1280	0
	06	2005	10.0000	11.2208	0

	07	2012	10.2986	11.1999	0
	07	2011	11.9746	10.2986	0
	07	2010	10.4440	11.9746	0
	07	2009	8.4172	10.4440	0
	07	2008	15.2762	8.4172	0
	07	2007	13.1161	15.2762	0
	07	2006	11.2163	13.1161	0
	07	2005	10.0000	11.2163	0

	08	2012	10.1562	11.0224	0
	08	2011	11.8333	10.1562	0
	08	2010	10.3419	11.8333	0
	08	2009	8.3520	10.3419	0
	08	2008	15.1893	8.3520	0
	08	2007	13.0685	15.1893	0
	08	2006	11.1984	13.0685	0
	08	2005	10.0000	11.1984	0

Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2	01	2012	8.3218	9.0894	1,369,363
	01	2011	9.6323	8.3218	1,509,418
	01	2010	8.3662	9.6323	1,642,968
	01	2009	6.7121	8.3662	1,863,294
	01	2008	12.1432	6.7121	1,778,668
	01	2007	10.0000	12.1432	698,902

	02	2012	8.2404	8.9820	833,772
	02	2011	9.5575	8.2404	895,989
	02	2010	8.3181	9.5575	1,056,830
	02	2009	6.6871	8.3181	1,238,184
	02	2008	12.1228	6.6871	1,360,048
	02	2007	10.0000	12.1228	526,384

	03	2012	8.2201	8.9553	14,202
	03	2011	9.5388	8.2201	33,741
	03	2010	8.3061	9.5388	34,925
	03	2009	6.6809	8.3061	33,180
	03	2008	12.1177	6.6809	40,244
	03	2007	10.0000	12.1177	4,306

	04	2012	8.1594	8.8755	151,357
	04	2011	9.4829	8.1594	156,361
	04	2010	8.2701	9.4829	184,653
	04	2009	6.6621	8.2701	210,446
	04	2008	12.1024	6.6621	315,205
	04	2007	10.0000	12.1024	109,925

	05	2012	8.1395	8.8493	0
	05	2011	9.4645	8.1395	0
	05	2010	8.2582	9.4645	0
	05	2009	6.6559	8.2582	0
	05	2008	12.0974	6.6559	0
	05	2007	10.0000	12.0974	0

	06	2012	8.0793	8.7703	580
	06	2011	9.4090	8.0793	706
	06	2010	8.2224	9.4090	5,534
	06	2009	6.6372	8.2224	4,460
	06	2008	12.0821	6.6372	10,088
	06	2007	10.0000	12.0821	9,727

	07	2012	8.0594	8.7442	2,294
	07	2011	9.3906	8.0594	9,908
	07	2010	8.2105	9.3906	9,729
	07	2009	6.6310	8.2105	10,333
	07	2008	12.0770	6.6310	21,342
	07	2007	10.0000	12.0770	0

	08	2012	7.9800	8.6402	0
	08	2011	9.3171	7.9800	0
	08	2010	8.1629	9.3171	0
	08	2009	6.6062	8.1629	0
	08	2008	12.0566	6.6062	1,792
	08	2007	10.0000	12.0566	0

Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2	01	2012	10.7584	12.4380	50,591
	01	2011	13.0576	10.7584	67,781
	01	2010	11.6795	13.0576	70,613
	01	2009	8.6131	11.6795	62,697
	01	2008	17.0108	8.6131	57,443
	01	2007	14.4611	17.0108	38,622
	01	2006	11.9382	14.4611	0
	01	2005	10.0000	11.9382	0

	02	2012	10.6108	12.2422	42,257
	02	2011	12.9047	10.6108	57,897
	02	2010	11.5662	12.9047	65,702
	02	2009	8.5469	11.5662	80,995
	02	2008	16.9148	8.5469	108,652
	02	2007	14.4089	16.9148	27,367
	02	2006	11.9193	14.4089	0
	02	2005	10.0000	11.9193	0

	03	2012	10.5741	12.1936	1,798
	03	2011	12.8666	10.5741	1,918
	03	2010	11.5380	12.8666	6,797
	03	2009	8.5304	11.5380	6,772
	03	2008	16.8907	8.5304	7,170
	03	2007	14.3959	16.8907	347
	03	2006	11.9146	14.3959	0
	03	2005	10.0000	11.9146	0

	04	2012	10.4647	12.0489	18,397
	04	2011	12.7530	10.4647	19,970
	04	2010	11.4536	12.7530	67,539
	04	2009	8.4811	11.4536	28,996
	04	2008	16.8189	8.4811	25,001
	04	2007	14.3568	16.8189	21,469
	04	2006	11.9004	14.3568	0
	04	2005	10.0000	11.9004	0

	05	2012	10.4288	12.0014	0
	05	2011	12.7157	10.4288	0
	05	2010	11.4258	12.7157	0
	05	2009	8.4648	11.4258	0
	05	2008	16.7952	8.4648	0
	05	2007	14.3439	16.7952	0
	05	2006	11.8957	14.3439	0
	05	2005	10.0000	11.8957	0

	06	2012	10.3206	11.8586	0
	06	2011	12.6031	10.3206	0
	06	2010	11.3421	12.6031	0
	06	2009	8.4157	11.3421	0
	06	2008	16.7236	8.4157	0
	06	2007	14.3048	16.7236	0
	06	2006	11.8815	14.3048	0
	06	2005	10.0000	11.8815	0

	07	2012	10.2849	11.8115	0
	07	2011	12.5659	10.2849	0
	07	2010	11.3144	12.5659	0
	07	2009	8.3994	11.3144	842
	07	2008	16.6999	8.3994	0
	07	2007	14.2918	16.6999	0
	07	2006	11.8768	14.2918	0
	07	2005	10.0000	11.8768	0

	08	2012	10.1428	11.6243	0
	08	2011	12.4177	10.1428	0
	08	2010	11.2039	12.4177	0
	08	2009	8.3345	11.2039	0
	08	2008	16.6049	8.3345	0
	08	2007	14.2399	16.6049	0
	08	2006	11.8579	14.2399	0
	08	2005	10.0000	11.8579	0

Fidelity VIP Balanced Portfolio, Service Class 2	01	2012	10.3339	11.6628	640,532
	01	2011	10.9305	10.3339	579,007
	01	2010	9.4427	10.9305	551,999
	01	2009	6.9446	9.4427	532,193
	01	2008	10.7289	6.9446	325,443
	01	2007	10.0000	10.7289	325,035

	02	2012	10.2328	11.5250	276,641
	02	2011	10.8455	10.2328	329,153
	02	2010	9.3884	10.8455	240,870
	02	2009	6.9187	9.3884	222,005
	02	2008	10.7109	6.9187	123,768
	02	2007	10.0000	10.7109	59,950

	03	2012	10.2076	11.4908	6,289
	03	2011	10.8244	10.2076	6,867
	03	2010	9.3748	10.8244	8,941
	03	2009	6.9123	9.3748	9,061
	03	2008	10.7064	6.9123	3,655
	03	2007	10.0000	10.7064	0

	04	2012	10.1324	11.3885	142,120
	04	2011	10.7610	10.1324	133,926
	04	2010	9.3343	10.7610	145,013
	04	2009	6.8929	9.3343	84,775
	04	2008	10.6929	6.8929	25,042
	04	2007	10.0000	10.6929	189

	05	2012	10.1076	11.3549	0
	05	2011	10.7401	10.1076	0
	05	2010	9.3209	10.7401	0
	05	2009	6.8865	9.3209	0
	05	2008	10.6884	6.8865	0
	05	2007	10.0000	10.6884	0

	06	2012	10.0329	11.2535	0
	06	2011	10.6771	10.0329	0
	06	2010	9.2804	10.6771	0
	06	2009	6.8672	9.2804	0
	06	2008	10.6748	6.8672	0
	06	2007	10.0000	10.6748	0

	07	2012	10.0082	11.2201	0
	07	2011	10.6563	10.0082	0
	07	2010	9.2670	10.6563	0
	07	2009	6.8608	9.2670	0
	07	2008	10.6704	6.8608	0
	07	2007	10.0000	10.6704	0

	08	2012	9.9096	11.0867	0
	08	2011	10.5729	9.9096	0
	08	2010	9.2134	10.5729	0
	08	2009	6.8351	9.2134	0
	08	2008	10.6523	6.8351	0
	08	2007	10.0000	10.6523	0

Fidelity VIP Contrafund Portfolio, Service Class 2	01	2012	9.7369	11.1153	1,937,201
	01	2011	10.1886	9.7369	2,116,461
	01	2010	8.8642	10.1886	2,313,159
	01	2009	6.6565	8.8642	2,293,969
	01	2008	10.0000	6.6565	704,815

	02	2012	9.6616	11.0068	898,935
	02	2011	10.1303	9.6616	1,023,632
	02	2010	8.8315	10.1303	1,084,048
	02	2009	6.6455	8.8315	1,083,682
	02	2008	10.0000	6.6455	328,060

	03	2012	9.6428	10.9797	29,162
	03	2011	10.1158	9.6428	33,415
	03	2010	8.8233	10.1158	32,369
	03	2009	6.6427	8.8233	30,980
	03	2008	10.0000	6.6427	24,815

	04	2012	9.5866	10.8990	262,719
	04	2011	10.0723	9.5866	296,057
	04	2010	8.7988	10.0723	224,740
	04	2009	6.6344	8.7988	186,838
	04	2008	10.0000	6.6344	77,504

	05	2012	9.5681	10.8724	2,405
	05	2011	10.0579	9.5681	2,405
	05	2010	8.7907	10.0579	2,406
	05	2009	6.6317	8.7907	2,407
	05	2008	10.0000	6.6317	2,408

	06	2012	9.5122	10.7922	637
	06	2011	10.0145	9.5122	655
	06	2010	8.7662	10.0145	2,133
	06	2009	6.6234	8.7662	2,346
	06	2008	10.0000	6.6234	0

	07	2012	9.4937	10.7657	1,138
	07	2011	10.0002	9.4937	1,283
	07	2010	8.7581	10.0002	0
	07	2009	6.6207	8.7581	0
	07	2008	10.0000	6.6207	0

	08	2012	9.4198	10.6599	0
	08	2011	9.9426	9.4198	0
	08	2010	8.7256	9.9426	0
	08	2009	6.6096	8.7256	0
	08	2008	10.0000	6.6096	0

Fidelity VIP Freedom 2010 Portfolio, Service Class 2	01	2012	11.4902	12.6022	51,936
	01	2011	11.7387	11.4902	62,984
	01	2010	10.6104	11.7387	64,377
	01	2009	8.7079	10.6104	66,108
	01	2008	11.8386	8.7079	83,190
	01	2007	11.1088	11.8386	48,878
	01	2006	10.3124	11.1088	9,386
	01	2005	10.0000	10.3124	0

	02	2012	11.3468	12.4194	33,663
	02	2011	11.6157	11.3468	38,858
	02	2010	10.5207	11.6157	40,776
	02	2009	8.6518	10.5207	70,591
	02	2008	11.7865	8.6518	131,021
	02	2007	11.0826	11.7865	26,686
	02	2006	10.3090	11.0826	16,930
	02	2005	10.0000	10.3090	0

	03	2012	11.3111	12.3740	0
	03	2011	11.5851	11.3111	0
	03	2010	10.4982	11.5851	0
	03	2009	8.6378	10.4982	347
	03	2008	11.7734	8.6378	349
	03	2007	11.0760	11.7734	349
	03	2006	10.3081	11.0760	0
	03	2005	10.0000	10.3081	0

	04	2012	11.2047	12.2386	19,299
	04	2011	11.4936	11.2047	24,130
	04	2010	10.4313	11.4936	13,963
	04	2009	8.5959	10.4313	62,729
	04	2008	11.7344	8.5959	98,277
	04	2007	11.0563	11.7344	27,293
	04	2006	10.3055	11.0563	26,249
	04	2005	10.0000	10.3055	0

	05	2012	11.1697	12.1942	0
	05	2011	11.4635	11.1697	0
	05	2010	10.4093	11.4635	0
	05	2009	8.5821	10.4093	0
	05	2008	11.7215	8.5821	0
	05	2007	11.0498	11.7215	0
	05	2006	10.3046	11.0498	0
	05	2005	10.0000	10.3046	0

	06	2012	11.0643	12.0605	0
	06	2011	11.3728	11.0643	0
	06	2010	10.3428	11.3728	0
	06	2009	8.5404	10.3428	0
	06	2008	11.6825	8.5404	0
	06	2007	11.0300	11.6825	0
	06	2006	10.3020	11.0300	0
	06	2005	10.0000	10.3020	0

	07	2012	11.0295	12.0164	0
	07	2011	11.3428	11.0295	0
	07	2010	10.3208	11.3428	0
	07	2009	8.5266	10.3208	0
	07	2008	11.6696	8.5266	0
	07	2007	11.0235	11.6696	0
	07	2006	10.3012	11.0235	0
	07	2005	10.0000	10.3012	0

	08	2012	10.8908	11.8408	0
	08	2011	11.2231	10.8908	0
	08	2010	10.2328	11.2231	0
	08	2009	8.4713	10.2328	0
	08	2008	11.6178	8.4713	0
	08	2007	10.9973	11.6178	0
	08	2006	10.2977	10.9973	0
	08	2005	10.0000	10.2977	0

Fidelity VIP Freedom 2015 Portfolio, Service Class 2	01	2012	11.5552	12.7098	209,182
	01	2011	11.8156	11.5552	225,301
	01	2010	10.6571	11.8156	223,049
	01	2009	8.6716	10.6571	241,424
	01	2008	12.1343	8.6716	177,513
	01	2007	11.3182	12.1343	88,139
	01	2006	10.3876	11.3182	33,619
	01	2005	10.0000	10.3876	0

	02	2012	11.4110	12.5255	116,221
	02	2011	11.6919	11.4110	115,811
	02	2010	10.5670	11.6919	134,718
	02	2009	8.6158	10.5670	123,646
	02	2008	12.0809	8.6158	205,465
	02	2007	11.2915	12.0809	134,960
	02	2006	10.3841	11.2915	54,920
	02	2005	10.0000	10.3841	0

	03	2012	11.3751	12.4797	4,478
	03	2011	11.6610	11.3751	4,505
	03	2010	10.5445	11.6610	4,532
	03	2009	8.6018	10.5445	4,899
	03	2008	12.0675	8.6018	4,928
	03	2007	11.2848	12.0675	4,957
	03	2006	10.3832	11.2848	0
	03	2005	10.0000	10.3832	0

	04	2012	11.2680	12.3432	28,653
	04	2011	11.5689	11.2680	38,417
	04	2010	10.4772	11.5689	44,274
	04	2009	8.5601	10.4772	46,092
	04	2008	12.0275	8.5601	73,989
	04	2007	11.2647	12.0275	32,008
	04	2006	10.3806	11.2647	7,962
	04	2005	10.0000	10.3806	0

	05	2012	11.2328	12.2983	0
	05	2011	11.5386	11.2328	0
	05	2010	10.4551	11.5386	0
	05	2009	8.5463	10.4551	0
	05	2008	12.0143	8.5463	0
	05	2007	11.2581	12.0143	0
	05	2006	10.3798	11.2581	0
	05	2005	10.0000	10.3798	0

	06	2012	11.1268	12.1635	0
	06	2011	11.4473	11.1268	0
	06	2010	10.3883	11.4473	0
	06	2009	8.5048	10.3883	0
	06	2008	11.9744	8.5048	0
	06	2007	11.2380	11.9744	0
	06	2006	10.3771	11.2380	0
	06	2005	10.0000	10.3771	0

	07	2012	11.0918	12.1190	0
	07	2011	11.4171	11.0918	0
	07	2010	10.3662	11.4171	0
	07	2009	8.4910	10.3662	0
	07	2008	11.9611	8.4910	0
	07	2007	11.2313	11.9611	0
	07	2006	10.3763	11.2313	0
	07	2005	10.0000	10.3763	0

	08	2012	10.9523	11.9420	0
	08	2011	11.2966	10.9523	0
	08	2010	10.2778	11.2966	0
	08	2009	8.4359	10.2778	0
	08	2008	11.9081	8.4359	0
	08	2007	11.2046	11.9081	0
	08	2006	10.3728	11.2046	0
	08	2005	10.0000	10.3728	0

Fidelity VIP Freedom 2020 Portfolio, Service Class 2	01	2012	11.2724	12.5280	372,589
	01	2011	11.6111	11.2724	398,393
	01	2010	10.3314	11.6111	449,539
	01	2009	8.1759	10.3314	552,714
	01	2008	12.3779	8.1759	373,927
	01	2007	11.4517	12.3779	169,054
	01	2006	10.4285	11.4517	86,470
	01	2005	10.0000	10.4285	0

	02	2012	11.1316	12.3463	144,232
	02	2011	11.4894	11.1316	179,041
	02	2010	10.2439	11.4894	196,439
	02	2009	8.1233	10.2439	230,512
	02	2008	12.3234	8.1233	239,991
	02	2007	11.4246	12.3234	213,737
	02	2006	10.4250	11.4246	123,216
	02	2005	10.0000	10.4250	0

	03	2012	11.0966	12.3012	324
	03	2011	11.4591	11.0966	14,243
	03	2010	10.2222	11.4591	14,213
	03	2009	8.1101	10.2222	15,416
	03	2008	12.3098	8.1101	14,633
	03	2007	11.4178	12.3098	335
	03	2006	10.4241	11.4178	2,355
	03	2005	10.0000	10.4241	0

	04	2012	10.9922	12.1666	47,374
	04	2011	11.3687	10.9922	55,922
	04	2010	10.1570	11.3687	59,692
	04	2009	8.0708	10.1570	259,171
	04	2008	12.2690	8.0708	96,222
	04	2007	11.3975	12.2690	151,913
	04	2006	10.4215	11.3975	39,985
	04	2005	10.0000	10.4215	0

	05	2012	10.9578	12.1224	8,458
	05	2011	11.3388	10.9578	8,500
	05	2010	10.1355	11.3388	8,548
	05	2009	8.0578	10.1355	8,595
	05	2008	12.2555	8.0578	8,643
	05	2007	11.3908	12.2555	8,693
	05	2006	10.4206	11.3908	8,736
	05	2005	10.0000	10.4206	0

	06	2012	10.8545	11.9895	6,329
	06	2011	11.2491	10.8545	6,333
	06	2010	10.0707	11.2491	6,338
	06	2009	8.0186	10.0707	12,239
	06	2008	12.2147	8.0186	6,347
	06	2007	11.3705	12.2147	10,062
	06	2006	10.4180	11.3705	12,640
	06	2005	10.0000	10.4180	0

	07	2012	10.8203	11.9456	0
	07	2011	11.2194	10.8203	0
	07	2010	10.0493	11.2194	0
	07	2009	8.0056	10.0493	12,760
	07	2008	12.2012	8.0056	0
	07	2007	11.3638	12.2012	0
	07	2006	10.4171	11.3638	0
	07	2005	10.0000	10.4171	0

	08	2012	10.6842	11.7711	0
	08	2011	11.1011	10.6842	0
	08	2010	9.9637	11.1011	0
	08	2009	7.9537	9.9637	2,044
	08	2008	12.1471	7.9537	0
	08	2007	11.3367	12.1471	0
	08	2006	10.4136	11.3367	0
	08	2005	10.0000	10.4136	0

Fidelity VIP Mid Cap Portfolio, Service Class 2	01	2012	10.5478	11.8774	1,138,356
	01	2011	12.0362	10.5478	1,296,055
	01	2010	9.5232	12.0362	1,552,781
	01	2009	6.9321	9.5232	1,561,522
	01	2008	11.6777	6.9321	1,604,909
	01	2007	10.0000	11.6777	1,230,166

	02	2012	10.4447	11.7372	712,389
	02	2011	11.9427	10.4447	779,268
	02	2010	9.4685	11.9427	941,639
	02	2009	6.9064	9.4685	1,026,548
	02	2008	11.6582	6.9064	1,205,079
	02	2007	10.0000	11.6582	963,511

	03	2012	10.4189	11.7023	14,822
	03	2011	11.9193	10.4189	18,341
	03	2010	9.4548	11.9193	17,865
	03	2009	6.8999	9.4548	21,541
	03	2008	11.6532	6.8999	35,127
	03	2007	10.0000	11.6532	15,582

	04	2012	10.3421	11.5981	191,712
	04	2011	11.8496	10.3421	224,292
	04	2010	9.4139	11.8496	329,631
	04	2009	6.8806	9.4139	246,068
	04	2008	11.6385	6.8806	283,366
	04	2007	10.0000	11.6385	190,000

	05	2012	10.3168	11.5638	0
	05	2011	11.8266	10.3168	0
	05	2010	9.4003	11.8266	1,767
	05	2009	6.8742	9.4003	2,101
	05	2008	11.6337	6.8742	0
	05	2007	10.0000	11.6337	0

	06	2012	10.2406	11.4607	0
	06	2011	11.7572	10.2406	0
	06	2010	9.3596	11.7572	0
	06	2009	6.8549	9.3596	0
	06	2008	11.6189	6.8549	0
	06	2007	10.0000	11.6189	3,396

	07	2012	10.2153	11.4266	410
	07	2011	11.7343	10.2153	423
	07	2010	9.3460	11.7343	6,223
	07	2009	6.8485	9.3460	3,059
	07	2008	11.6140	6.8485	1,822
	07	2007	10.0000	11.6140	914

	08	2012	10.1147	11.2907	0
	08	2011	11.6425	10.1147	0
	08	2010	9.2920	11.6425	0
	08	2009	6.8228	9.2920	0
	08	2008	11.5944	6.8228	0
	08	2007	10.0000	11.5944	0

First Eagle Overseas Variable Fund	01	2012	10.8384	12.2332	3,421,590
	01	2011	11.7661	10.8384	3,882,774
	01	2010	10.0440	11.7661	4,141,915
	01	2009	8.4967	10.0440	3,929,320
	01	2008	10.6485	8.4967	2,091,252
	01	2007	10.0000	10.6485	1,183,563

	02	2012	10.7324	12.0888	1,898,902
	02	2011	11.6748	10.7324	2,066,175
	02	2010	9.9864	11.6748	2,164,896
	02	2009	8.4652	9.9864	2,152,636
	02	2008	10.6307	8.4652	1,266,500
	02	2007	10.0000	10.6307	559,524

	03	2012	10.7060	12.0528	74,733
	03	2011	11.6520	10.7060	80,086
	03	2010	9.9719	11.6520	72,805
	03	2009	8.4573	9.9719	55,880
	03	2008	10.6262	8.4573	36,278
	03	2007	10.0000	10.6262	38,312

	04	2012	10.6271	11.9455	358,196
	04	2011	11.5838	10.6271	433,164
	04	2010	9.9288	11.5838	483,961
	04	2009	8.4336	9.9288	359,954
	04	2008	10.6128	8.4336	202,133
	04	2007	10.0000	10.6128	106,182

	05	2012	10.6011	11.9103	1,847
	05	2011	11.5613	10.6011	1,934
	05	2010	9.9145	11.5613	0
	05	2009	8.4258	9.9145	0
	05	2008	10.6083	8.4258	0
	05	2007	10.0000	10.6083	0

	06	2012	10.5228	11.8040	3,913
	06	2011	11.4935	10.5228	4,606
	06	2010	9.8716	11.4935	4,742
	06	2009	8.4021	9.8716	1,379
	06	2008	10.5949	8.4021	0
	06	2007	10.0000	10.5949	0

	07	2012	10.4969	11.7689	1,049
	07	2011	11.4711	10.4969	1,146
	07	2010	9.8573	11.4711	0
	07	2009	8.3943	9.8573	2,373
	07	2008	10.5904	8.3943	0
	07	2007	10.0000	10.5904	0

	08	2012	10.3935	11.6290	31
	08	2011	11.3814	10.3935	0
	08	2010	9.8003	11.3814	0
	08	2009	8.3629	9.8003	0
	08	2008	10.5725	8.3629	0
	08	2007	10.0000	10.5725	0

Franklin Income Securities Fund, Class 2	01	2012	10.4560	11.5777	1,129,005
	01	2011	10.3887	10.4560	1,232,639
	01	2010	9.3796	10.3887	1,282,679
	01	2009	7.0369	9.3796	1,063,552
	01	2008	10.1772	7.0369	831,198
	01	2007	10.0000	10.1772	575,047

	02	2012	10.3537	11.4410	265,931
	02	2011	10.3080	10.3537	346,428
	02	2010	9.3257	10.3080	341,100
	02	2009	7.0107	9.3257	317,565
	02	2008	10.1602	7.0107	280,914
	02	2007	10.0000	10.1602	168,438

	03	2012	10.3282	11.4070	26,983
	03	2011	10.2879	10.3282	27,641
	03	2010	9.3123	10.2879	28,202
	03	2009	7.0042	9.3123	25,602
	03	2008	10.1559	7.0042	26,122
	03	2007	10.0000	10.1559	0

	04	2012	10.2521	11.3055	170,423
	04	2011	10.2277	10.2521	173,862
	04	2010	9.2719	10.2277	160,393
	04	2009	6.9846	9.2719	153,893
	04	2008	10.1430	6.9846	121,947
	04	2007	10.0000	10.1430	83,062

	05	2012	10.2271	11.2721	0
	05	2011	10.2079	10.2271	0
	05	2010	9.2587	10.2079	0
	05	2009	6.9781	9.2587	0
	05	2008	10.1388	6.9781	0
	05	2007	10.0000	10.1388	0

	06	2012	10.1515	11.1716	0
	06	2011	10.1480	10.1515	0
	06	2010	9.2185	10.1480	0
	06	2009	6.9585	9.2185	0
	06	2008	10.1260	6.9585	0
	06	2007	10.0000	10.1260	0

	07	2012	10.1265	11.1384	0
	07	2011	10.1282	10.1265	0
	07	2010	9.2052	10.1282	0
	07	2009	6.9520	9.2052	0
	07	2008	10.1217	6.9520	98
	07	2007	10.0000	10.1217	0

	08	2012	10.0268	11.0060	0
	08	2011	10.0490	10.0268	0
	08	2010	9.1520	10.0490	0
	08	2009	6.9260	9.1520	0
	08	2008	10.1046	6.9260	0
	08	2007	10.0000	10.1046	0

Franklin Small Cap Value Securities Fund, Class 2	01	2012	19.2174	22.3625	156,121
	01	2011	20.3129	19.2174	182,546
	01	2010	16.1156	20.3129	180,678
	01	2009	12.6934	16.1156	195,562
	01	2008	19.2794	12.6934	121,923
	01	2007	20.0929	19.2794	145,969
	01	2006	17.4724	20.0929	76,212
	01	2005	16.3410	17.4724	39,130
	01	2004	10.0000	16.3410	24,424

	02	2012	18.8607	21.9025	110,493
	02	2011	19.9765	18.8607	130,545
	02	2010	15.8810	19.9765	145,194
	02	2009	12.5341	15.8810	157,091
	02	2008	19.0765	12.5341	168,929
	02	2007	19.9222	19.0765	195,874
	02	2006	17.3592	19.9222	135,184
	02	2005	16.2681	17.3592	95,074
	02	2004	10.0000	16.2681	89,198

	03	2012	18.7723	21.7887	3,297
	03	2011	19.8930	18.7723	3,961
	03	2010	15.8227	19.8930	3,960
	03	2009	12.4945	15.8227	2,622
	03	2008	19.0260	12.4945	1,421
	03	2007	19.8796	19.0260	0
	03	2006	17.3309	19.8796	0
	03	2005	16.2499	17.3309	0
	03	2004	10.0000	16.2499	0

	04	2012	18.5094	21.4504	41,329
	04	2011	19.6444	18.5094	49,214
	04	2010	15.6489	19.6444	69,603
	04	2009	12.3763	15.6489	60,835
	04	2008	18.8750	12.3763	63,046
	04	2007	19.7524	18.8750	71,652
	04	2006	17.2463	19.7524	46,997
	04	2005	16.1953	17.2463	35,428
	04	2004	10.0000	16.1953	85,275

	05	2012	18.4232	21.3397	0
	05	2011	19.5629	18.4232	0
	05	2010	15.5919	19.5629	0
	05	2009	12.3374	15.5919	0
	05	2008	18.8254	12.3374	0
	05	2007	19.7104	18.8254	0
	05	2006	17.2184	19.7104	405
	05	2005	16.1772	17.2184	405
	05	2004	10.0000	16.1772	406

	06	2012	18.1646	21.0077	784
	06	2011	19.3179	18.1646	864
	06	2010	15.4202	19.3179	864
	06	2009	12.2204	15.4202	864
	06	2008	18.6756	12.2204	865
	06	2007	19.5839	18.6756	2,311
	06	2006	17.1341	19.5839	2,306
	06	2005	16.1227	17.1341	849
	06	2004	10.0000	16.1227	850

	07	2012	17.0497	19.7081	766
	07	2011	18.1414	17.0497	806
	07	2010	14.4885	18.1414	755
	07	2009	11.4879	14.4885	872
	07	2008	17.5652	11.4879	4,425
	07	2007	18.4289	17.5652	3,954
	07	2006	16.1318	18.4289	3,645
	07	2005	15.1873	16.1318	0
	07	2004	10.0000	15.1873	0

	08	2012	16.7501	19.3219	0
	08	2011	17.8591	16.7501	0
	08	2010	14.2923	17.8591	0
	08	2009	11.3556	14.2923	0
	08	2008	17.3988	11.3556	0
	08	2007	18.2921	17.3988	0
	08	2006	16.0448	18.2921	0
	08	2005	15.1364	16.0448	0
	08	2004	10.0000	15.1364	0

Franklin Strategic Income Securities Fund, Class 2	01	2012	12.2552	13.5820	199,805
	01	2011	12.1537	12.2552	220,169
	01	2010	11.1471	12.1537	238,113
	01	2009	9.0178	11.1471	184,314
	01	2008	10.3355	9.0178	67,650
	01	2007	10.0000	10.3355	54,255

	02	2012	12.1353	13.4217	122,455
	02	2011	12.0593	12.1353	155,754
	02	2010	11.0831	12.0593	155,165
	02	2009	8.9843	11.0831	150,350
	02	2008	10.3182	8.9843	45,853
	02	2007	10.0000	10.3182	28,686

	03	2012	12.1055	13.3818	3,006
	03	2011	12.0358	12.1055	3,054
	03	2010	11.0671	12.0358	3,124
	03	2009	8.9759	11.0671	3,072
	03	2008	10.3139	8.9759	1,026
	03	2007	10.0000	10.3139	0

	04	2012	12.0163	13.2628	58,711
	04	2011	11.9654	12.0163	61,288
	04	2010	11.0193	11.9654	61,630
	04	2009	8.9508	11.0193	66,507
	04	2008	10.3008	8.9508	49,232
	04	2007	10.0000	10.3008	35,283

	05	2012	11.9869	13.2236	1,655
	05	2011	11.9422	11.9869	1,691
	05	2010	11.0035	11.9422	1,766
	05	2009	8.9425	11.0035	1,768
	05	2008	10.2965	8.9425	0
	05	2007	10.0000	10.2965	0

	06	2012	11.8984	13.1057	0
	06	2011	11.8722	11.8984	0
	06	2010	10.9558	11.8722	0
	06	2009	8.9174	10.9558	0
	06	2008	10.2835	8.9174	0
	06	2007	10.0000	10.2835	0

	07	2012	11.8691	13.0667	0
	07	2011	11.8490	11.8691	0
	07	2010	10.9399	11.8490	0
	07	2009	8.9091	10.9399	0
	07	2008	10.2792	8.9091	0
	07	2007	10.0000	10.2792	0

	08	2012	11.7522	12.9114	0
	08	2011	11.7563	11.7522	0
	08	2010	10.8767	11.7563	0
	08	2009	8.8757	10.8767	0
	08	2008	10.2618	8.8757	0
	08	2007	10.0000	10.2618	0

Franklin Templeton VIP Founding Funds Allocation Fund, Class 2	01	2012	9.4482	10.7107	587,914
	01	2011	9.7617	9.4482	653,508
	01	2010	9.0069	9.7617	747,283
	01	2009	7.0345	9.0069	797,248
	01	2008	10.0000	7.0345	635,579

	02	2012	9.3751	10.6062	305,179
	02	2011	9.7060	9.3751	332,491
	02	2010	8.9737	9.7060	378,677
	02	2009	7.0229	8.9737	594,268
	02	2008	10.0000	7.0229	549,759

	03	2012	9.3569	10.5801	0
	03	2011	9.6921	9.3569	0
	03	2010	8.9654	9.6921	0
	03	2009	7.0200	8.9654	0
	03	2008	10.0000	7.0200	0

	04	2012	9.3024	10.5023	74,816
	04	2011	9.6504	9.3024	80,240
	04	2010	8.9405	9.6504	86,054
	04	2009	7.0112	8.9405	93,577
	04	2008	10.0000	7.0112	77,984

	05	2012	9.2845	10.4767	0
	05	2011	9.6367	9.2845	0
	05	2010	8.9323	9.6367	0
	05	2009	7.0084	8.9323	0
	05	2008	10.0000	7.0084	0

	06	2012	9.2303	10.3995	0
	06	2011	9.5951	9.2303	0
	06	2010	8.9075	9.5951	0
	06	2009	6.9996	8.9075	0
	06	2008	10.0000	6.9996	0

	07	2012	9.2123	10.3739	0
	07	2011	9.5813	9.2123	0
	07	2010	8.8992	9.5813	0
	07	2009	6.9967	8.8992	0
	07	2008	10.0000	6.9967	0

	08	2012	9.1406	10.2719	0
	08	2011	9.5262	9.1406	0
	08	2010	8.8662	9.5262	0
	08	2009	6.9851	8.8662	0
	08	2008	10.0000	6.9851	0

Templeton Global Bond Securities Fund, Class 4	01	2012	9.7876	11.0604	20,220
	01	2011	10.0000	9.7876	514

	02	2012	9.7820	11.0314	2,612
	02	2011	10.0000	9.7820	0

	03	2012	9.7806	11.0242	0
	03	2011	10.0000	9.7806	0

	04	2012	9.7764	11.0025	5,191
	04	2011	10.0000	9.7764	0

	05	2012	9.7751	10.9954	0
	05	2011	10.0000	9.7751	0

	06	2012	9.7708	10.9737	0
	06	2011	10.0000	9.7708	0

	07	2012	9.7695	10.9665	0
	07	2011	10.0000	9.7695	0

	08	2012	9.7639	10.9376	0
	08	2011	10.0000	9.7639	0

Huntington VA Balanced Fund	01	2012	12.3399	13.2821	116,675
	01	2011	12.3454	12.3399	121,449
	01	2010	11.3721	12.3454	123,800
	01	2009	10.0000	11.3721	71,449

	02	2012	12.2733	13.1834	922
	02	2011	12.3038	12.2733	967
	02	2010	11.3568	12.3038	1,013
	02	2009	10.0000	11.3568	1,032

	03	2012	12.2567	13.1588	0
	03	2011	12.2934	12.2567	0
	03	2010	11.3530	12.2934	0
	03	2009	10.0000	11.3530	0

	04	2012	12.2068	13.0851	13,047
	04	2011	12.2621	12.2068	15,288
	04	2010	11.3415	12.2621	15,383
	04	2009	10.0000	11.3415	6,164

	05	2012	12.1904	13.0608	0
	05	2011	12.2518	12.1904	0
	05	2010	11.3377	12.2518	0
	05	2009	10.0000	11.3377	0

	06	2012	12.1407	12.9876	0
	06	2011	12.2206	12.1407	0
	06	2010	11.3262	12.2206	0
	06	2009	10.0000	11.3262	0

	07	2012	12.1243	12.9633	0
	07	2011	12.2103	12.1243	0
	07	2010	11.3224	12.2103	0
	07	2009	10.0000	11.3224	0

	08	2012	12.0584	12.8663	0
	08	2011	12.1688	12.0584	0
	08	2010	11.3071	12.1688	0
	08	2009	10.0000	11.3071	0

Huntington VA Dividend Capture Fund	01	2012	10.3481	11.3376	76,715
	01	2011	9.8314	10.3481	83,181
	01	2010	8.6875	9.8314	89,049
	01	2009	7.0643	8.6875	74,299
	01	2008	9.9934	7.0643	28,645
	01	2007	10.0000	9.9934	0

	02	2012	10.2633	11.2217	9,919
	02	2011	9.7707	10.2633	10,562
	02	2010	8.6514	9.7707	11,533
	02	2009	7.0493	8.6514	16,942
	02	2008	9.9926	7.0493	6,093
	02	2007	10.0000	9.9926	0

	03	2012	10.2421	11.1928	0
	03	2011	9.7555	10.2421	0
	03	2010	8.6424	9.7555	0
	03	2009	7.0455	8.6424	0
	03	2008	9.9924	7.0455	0
	03	2007	10.0000	9.9924	0

	04	2012	10.1788	11.1065	2,899
	04	2011	9.7100	10.1788	3,094
	04	2010	8.6153	9.7100	3,379
	04	2009	7.0342	8.6153	1,702
	04	2008	9.9918	7.0342	0
	04	2007	10.0000	9.9918	0

	05	2012	10.1580	11.0781	0
	05	2011	9.6951	10.1580	0
	05	2010	8.6064	9.6951	0
	05	2009	7.0305	8.6064	0
	05	2008	9.9916	7.0305	0
	05	2007	10.0000	9.9916	0

	06	2012	10.0951	10.9925	0
	06	2011	9.6498	10.0951	0
	06	2010	8.5794	9.6498	0
	06	2009	7.0192	8.5794	0
	06	2008	9.9910	7.0192	0
	06	2007	10.0000	9.9910	0

	07	2012	10.0743	10.9642	0
	07	2011	9.6348	10.0743	0
	07	2010	8.5704	9.6348	0
	07	2009	7.0155	8.5704	0
	07	2008	9.9908	7.0155	0
	07	2007	10.0000	9.9908	0

	08	2012	9.9911	10.8513	0
	08	2011	9.5749	9.9911	0
	08	2010	8.5346	9.5749	0
	08	2009	7.0005	8.5346	0
	08	2008	9.9901	7.0005	0
	08	2007	10.0000	9.9901	0

Huntington VA Growth Fund	01	2012	7.3386	7.9670	19,009
	01	2011	7.7001	7.3386	20,088
	01	2010	7.1299	7.7001	19,509
	01	2009	6.2548	7.1299	14,658
	01	2008	10.2482	6.2548	10,132
	01	2007	10.0000	10.2482	0

	02	2012	7.2785	7.8856	741
	02	2011	7.6526	7.2785	749
	02	2010	7.1002	7.6526	713
	02	2009	6.2415	7.1002	710
	02	2008	10.2474	6.2415	674
	02	2007	10.0000	10.2474	0

	03	2012	7.2635	7.8652	0
	03	2011	7.6407	7.2635	0
	03	2010	7.0928	7.6407	0
	03	2009	6.2382	7.0928	0
	03	2008	10.2472	6.2382	0
	03	2007	10.0000	10.2472	0

	04	2012	7.2186	7.8046	0
	04	2011	7.6051	7.2186	0
	04	2010	7.0706	7.6051	0
	04	2009	6.2282	7.0706	0
	04	2008	10.2466	6.2282	0
	04	2007	10.0000	10.2466	0

	05	2012	7.2038	7.7847	0
	05	2011	7.5934	7.2038	0
	05	2010	7.0633	7.5934	0
	05	2009	6.2249	7.0633	0
	05	2008	10.2464	6.2249	0
	05	2007	10.0000	10.2464	0

	06	2012	7.1592	7.7246	0
	06	2011	7.5579	7.1592	0
	06	2010	7.0412	7.5579	0
	06	2009	6.2150	7.0412	0
	06	2008	10.2458	6.2150	0
	06	2007	10.0000	10.2458	0

	07	2012	7.1445	7.7047	0
	07	2011	7.5462	7.1445	0
	07	2010	7.0338	7.5462	0
	07	2009	6.2117	7.0338	0
	07	2008	10.2456	6.2117	0
	07	2007	10.0000	10.2456	0

	08	2012	7.0855	7.6254	0
	08	2011	7.4993	7.0855	0
	08	2010	7.0044	7.4993	0
	08	2009	6.1984	7.0044	0
	08	2008	10.2448	6.1984	0
	08	2007	10.0000	10.2448	0

Huntington VA Income Equity Fund	01	2012	8.5632	9.3200	26,924
	01	2011	8.1362	8.5632	28,562
	01	2010	7.4037	8.1362	30,003
	01	2009	6.1931	7.4037	29,228
	01	2008	10.1357	6.1931	17,280
	01	2007	10.0000	10.1357	0

	02	2012	8.4930	9.2247	3,202
	02	2011	8.0859	8.4930	3,284
	02	2010	7.3729	8.0859	3,413
	02	2009	6.1800	7.3729	3,455
	02	2008	10.1349	6.1800	2,349
	02	2007	10.0000	10.1349	0

	03	2012	8.4754	9.2009	0
	03	2011	8.0733	8.4754	0
	03	2010	7.3652	8.0733	0
	03	2009	6.1767	7.3652	0
	03	2008	10.1347	6.1767	0
	03	2007	10.0000	10.1347	0

	04	2012	8.4231	9.1300	785
	04	2011	8.0357	8.4231	858
	04	2010	7.3422	8.0357	964
	04	2009	6.1668	7.3422	1,024
	04	2008	10.1341	6.1668	1,059
	04	2007	10.0000	10.1341	0

	05	2012	8.4059	9.1067	0
	05	2011	8.0233	8.4059	0
	05	2010	7.3346	8.0233	0
	05	2009	6.1635	7.3346	0
	05	2008	10.1339	6.1635	0
	05	2007	10.0000	10.1339	0

	06	2012	8.3538	9.0364	0
	06	2011	7.9859	8.3538	0
	06	2010	7.3116	7.9859	0
	06	2009	6.1537	7.3116	0
	06	2008	10.1333	6.1537	0
	06	2007	10.0000	10.1333	0

	07	2012	8.3366	9.0131	0
	07	2011	7.9735	8.3366	0
	07	2010	7.3039	7.9735	0
	07	2009	6.1504	7.3039	0
	07	2008	10.1331	6.1504	0
	07	2007	10.0000	10.1331	0

	08	2012	8.2678	8.9203	0
	08	2011	7.9239	8.2678	0
	08	2010	7.2734	7.9239	0
	08	2009	6.1372	7.2734	0
	08	2008	10.1323	6.1372	0
	08	2007	10.0000	10.1323	0

Huntington VA International Equity Fund	01	2012	7.3587	8.2481	164,163
	01	2011	8.4635	7.3587	181,480
	01	2010	7.8856	8.4635	163,387
	01	2009	6.0104	7.8856	95,122
	01	2008	10.2870	6.0104	46,510
	01	2007	10.0000	10.2870	0

	02	2012	7.2983	8.1638	10,319
	02	2011	8.4112	7.2983	11,276
	02	2010	7.8529	8.4112	10,269
	02	2009	5.9977	7.8529	15,540
	02	2008	10.2862	5.9977	5,638
	02	2007	10.0000	10.2862	0

	03	2012	7.2833	8.1427	0
	03	2011	8.3981	7.2833	0
	03	2010	7.8446	8.3981	0
	03	2009	5.9945	7.8446	0
	03	2008	10.2860	5.9945	0
	03	2007	10.0000	10.2860	0

	04	2012	7.2383	8.0800	8,505
	04	2011	8.3590	7.2383	9,141
	04	2010	7.8201	8.3590	8,241
	04	2009	5.9849	7.8201	3,797
	04	2008	10.2854	5.9849	1,094
	04	2007	10.0000	10.2854	0

	05	2012	7.2235	8.0593	0
	05	2011	8.3461	7.2235	0
	05	2010	7.8120	8.3461	0
	05	2009	5.9817	7.8120	0
	05	2008	10.2852	5.9817	0
	05	2007	10.0000	10.2852	0

	06	2012	7.1787	7.9970	0
	06	2011	8.3072	7.1787	0
	06	2010	7.7875	8.3072	0
	06	2009	5.9722	7.7875	0
	06	2008	10.2846	5.9722	0
	06	2007	10.0000	10.2846	0

	07	2012	7.1639	7.9765	0
	07	2011	8.2943	7.1639	0
	07	2010	7.7794	8.2943	0
	07	2009	5.9690	7.7794	0
	07	2008	10.2844	5.9690	0
	07	2007	10.0000	10.2844	0

	08	2012	7.1047	7.8943	0
	08	2011	8.2427	7.1047	0
	08	2010	7.7468	8.2427	0
	08	2009	5.9562	7.7468	0
	08	2008	10.2836	5.9562	0
	08	2007	10.0000	10.2836	0

Huntington VA Macro 100 Fund	01	2012	8.6156	9.3672	3,525
	01	2011	8.8823	8.6156	3,576
	01	2010	7.9180	8.8823	3,357
	01	2009	6.6097	7.9180	3,188
	01	2008	10.1747	6.6097	0
	01	2007	10.0000	10.1747	0

	02	2012	8.5450	9.2714	631
	02	2011	8.8274	8.5450	645
	02	2010	7.8851	8.8274	617
	02	2009	6.5956	7.8851	643
	02	2008	10.1739	6.5956	775
	02	2007	10.0000	10.1739	0

	03	2012	8.5273	9.2475	0
	03	2011	8.8137	8.5273	0
	03	2010	7.8769	8.8137	0
	03	2009	6.5921	7.8769	0
	03	2008	10.1737	6.5921	0
	03	2007	10.0000	10.1737	0

	04	2012	8.4747	9.1762	0
	04	2011	8.7726	8.4747	0
	04	2010	7.8522	8.7726	0
	04	2009	6.5816	7.8522	0
	04	2008	10.1731	6.5816	0
	04	2007	10.0000	10.1731	0

	05	2012	8.4573	9.1528	0
	05	2011	8.7591	8.4573	0
	05	2010	7.8441	8.7591	0
	05	2009	6.5781	7.8441	0
	05	2008	10.1729	6.5781	0
	05	2007	10.0000	10.1729	0

	06	2012	8.4050	9.0821	0
	06	2011	8.7183	8.4050	0
	06	2010	7.8195	8.7183	0
	06	2009	6.5676	7.8195	0
	06	2008	10.1723	6.5676	0
	06	2007	10.0000	10.1723	0

	07	2012	8.3876	9.0587	0
	07	2011	8.7047	8.3876	0
	07	2010	7.8114	8.7047	0
	07	2009	6.5641	7.8114	0
	07	2008	10.1721	6.5641	0
	07	2007	10.0000	10.1721	0

	08	2012	8.3184	8.9654	0
	08	2011	8.6505	8.3184	0
	08	2010	7.7787	8.6505	0
	08	2009	6.5500	7.7787	0
	08	2008	10.1713	6.5500	0
	08	2007	10.0000	10.1713	0

Huntington VA Mid Corp America Fund	01	2012	9.3635	10.5461	38,785
	01	2011	9.7965	9.3635	34,008
	01	2010	8.1153	9.7965	33,183
	01	2009	6.1503	8.1153	34,263
	01	2008	10.2298	6.1503	14,030
	01	2007	10.0000	10.2298	0

	02	2012	9.2867	10.4383	4,072
	02	2011	9.7359	9.2867	2,215
	02	2010	8.0816	9.7359	2,200
	02	2009	6.1373	8.0816	2,696
	02	2008	10.2290	6.1373	801
	02	2007	10.0000	10.2290	0

	03	2012	9.2676	10.4114	0
	03	2011	9.7208	9.2676	0
	03	2010	8.0731	9.7208	0
	03	2009	6.1340	8.0731	0
	03	2008	10.2288	6.1340	0
	03	2007	10.0000	10.2288	0

	04	2012	9.2103	10.3311	6,552
	04	2011	9.6756	9.2103	5,529
	04	2010	8.0479	9.6756	5,454
	04	2009	6.1242	8.0479	3,352
	04	2008	10.2282	6.1242	1,072
	04	2007	10.0000	10.2282	0

	05	2012	9.1915	10.3047	0
	05	2011	9.6607	9.1915	0
	05	2010	8.0395	9.6607	0
	05	2009	6.1209	8.0395	0
	05	2008	10.2280	6.1209	0
	05	2007	10.0000	10.2280	0

	06	2012	9.1346	10.2251	0
	06	2011	9.6156	9.1346	0
	06	2010	8.0143	9.6156	0
	06	2009	6.1111	8.0143	0
	06	2008	10.2274	6.1111	0
	06	2007	10.0000	10.2274	0

	07	2012	9.1157	10.1988	0
	07	2011	9.6006	9.1157	0
	07	2010	8.0059	9.6006	0
	07	2009	6.1079	8.0059	0
	07	2008	10.2272	6.1079	0
	07	2007	10.0000	10.2272	0

	08	2012	9.0405	10.0937	0
	08	2011	9.5409	9.0405	0
	08	2010	7.9724	9.5409	0
	08	2009	6.0948	7.9724	0
	08	2008	10.2264	6.0948	0
	08	2007	10.0000	10.2264	0

Huntington VA Mortgage Securities Fund	01	2012	11.2008	11.3787	86,845
	01	2011	10.8207	11.2008	89,879
	01	2010	10.4950	10.8207	93,121
	01	2009	10.1235	10.4950	12,374
	01	2008	10.0825	10.1235	974
	01	2007	10.0000	10.0825	0

	02	2012	11.1091	11.2624	1,616
	02	2011	10.7539	11.1091	1,628
	02	2010	10.4514	10.7539	1,790
	02	2009	10.1021	10.4514	1,617
	02	2008	10.0817	10.1021	0
	02	2007	10.0000	10.0817	0

	03	2012	11.0862	11.2334	0
	03	2011	10.7372	11.0862	0
	03	2010	10.4405	10.7372	0
	03	2009	10.0967	10.4405	0
	03	2008	10.0815	10.0967	0
	03	2007	10.0000	10.0815	0

	04	2012	11.0178	11.1469	8,214
	04	2011	10.6873	11.0178	7,949
	04	2010	10.4079	10.6873	8,317
	04	2009	10.0806	10.4079	1,383
	04	2008	10.0809	10.0806	0
	04	2007	10.0000	10.0809	0

	05	2012	10.9952	11.1184	0
	05	2011	10.6708	10.9952	0
	05	2010	10.3972	10.6708	0
	05	2009	10.0753	10.3972	0
	05	2008	10.0807	10.0753	0
	05	2007	10.0000	10.0807	0

	06	2012	10.9272	11.0326	0
	06	2011	10.6210	10.9272	0
	06	2010	10.3646	10.6210	0
	06	2009	10.0592	10.3646	0
	06	2008	10.0801	10.0592	0
	06	2007	10.0000	10.0801	0

	07	2012	10.9047	11.0042	0
	07	2011	10.6046	10.9047	0
	07	2010	10.3538	10.6046	0
	07	2009	10.0538	10.3538	0
	07	2008	10.0799	10.0538	0
	07	2007	10.0000	10.0799	0

	08	2012	10.8147	10.8909	0
	08	2011	10.5386	10.8147	0
	08	2010	10.3105	10.5386	0
	08	2009	10.0324	10.3105	0
	08	2008	10.0791	10.0324	0
	08	2007	10.0000	10.0791	0

Huntington VA New Economy Fund	01	2012	6.2083	10.0000	0
	01	2011	7.2365	6.2083	10,715
	01	2010	6.3481	7.2365	9,821
	01	2009	4.7961	6.3481	8,413
	01	2008	10.3060	4.7961	6,702
	01	2007	10.0000	10.3060	0

	02	2012	6.1575	10.0000	0
	02	2011	7.1919	6.1575	3,609
	02	2010	6.3217	7.1919	3,322
	02	2009	4.7859	6.3217	3,551
	02	2008	10.3052	4.7859	2,623
	02	2007	10.0000	10.3052	0

	03	2012	6.1447	10.0000	0
	03	2011	7.1807	6.1447	0
	03	2010	6.3151	7.1807	0
	03	2009	4.7833	6.3151	0
	03	2008	10.3050	4.7833	0
	03	2007	10.0000	10.3050	0

	04	2012	6.1068	10.0000	0
	04	2011	7.1472	6.1068	2,421
	04	2010	6.2953	7.1472	2,158
	04	2009	4.7757	6.2953	1,209
	04	2008	10.3044	4.7757	1,345
	04	2007	10.0000	10.3044	0

	05	2012	6.0942	10.0000	0
	05	2011	7.1362	6.0942	0
	05	2010	6.2888	7.1362	0
	05	2009	4.7731	6.2888	0
	05	2008	10.3042	4.7731	0
	05	2007	10.0000	10.3042	0

	06	2012	6.0565	10.0000	0
	06	2011	7.1029	6.0565	0
	06	2010	6.2691	7.1029	0
	06	2009	4.7655	6.2691	0
	06	2008	10.3036	4.7655	0
	06	2007	10.0000	10.3036	0

	07	2012	6.0440	10.0000	0
	07	2011	7.0918	6.0440	0
	07	2010	6.2625	7.0918	0
	07	2009	4.7629	6.2625	0
	07	2008	10.3034	4.7629	0
	07	2007	10.0000	10.3034	0

	08	2012	5.9941	10.0000	0
	08	2011	7.0477	5.9941	0
	08	2010	6.2363	7.0477	0
	08	2009	4.7527	6.2363	0
	08	2008	10.3026	4.7527	0
	08	2007	10.0000	10.3026	0

Huntington VA Real Strategies Fund	01	2012	6.8160	6.9899	55,361
	01	2011	7.6726	6.8160	58,270
	01	2010	6.3898	7.6726	55,424
	01	2009	4.8242	6.3898	17,740
	01	2008	10.0000	4.8242	5,589

	02	2012	6.7653	6.9238	11,004
	02	2011	7.6311	6.7653	10,944
	02	2010	6.3682	7.6311	10,474
	02	2009	4.8177	6.3682	10,674
	02	2008	10.0000	4.8177	6,153

	03	2012	6.7527	6.9074	0
	03	2011	7.6208	6.7527	0
	03	2010	6.3628	7.6208	0
	03	2009	4.8161	6.3628	0
	03	2008	10.0000	4.8161	0

	04	2012	6.7149	6.8581	7,671
	04	2011	7.5897	6.7149	9,350
	04	2010	6.3466	7.5897	8,836
	04	2009	4.8112	6.3466	5,649
	04	2008	10.0000	4.8112	2,746

	05	2012	6.7024	6.8419	0
	05	2011	7.5795	6.7024	0
	05	2010	6.3412	7.5795	0
	05	2009	4.8096	6.3412	0
	05	2008	10.0000	4.8096	0

	06	2012	6.6649	6.7930	0
	06	2011	7.5486	6.6649	0
	06	2010	6.3250	7.5486	0
	06	2009	4.8047	6.3250	0
	06	2008	10.0000	4.8047	0

	07	2012	6.6524	6.7769	0
	07	2011	7.5383	6.6524	0
	07	2010	6.3197	7.5383	0
	07	2009	4.8031	6.3197	0
	07	2008	10.0000	4.8031	0

	08	2012	6.6026	6.7123	0
	08	2011	7.4973	6.6026	0
	08	2010	6.2981	7.4973	0
	08	2009	4.7965	6.2981	0
	08	2008	10.0000	4.7965	0

Huntington VA Rotating Markets Fund	01	2012	8.4828	8.9165	34,000
	01	2011	8.0767	8.4828	34,475
	01	2010	7.6543	8.0767	38,144
	01	2009	5.8381	7.6543	25,955
	01	2008	10.2523	5.8381	4,989
	01	2007	10.0000	10.2523	0

	02	2012	8.4133	8.8253	2,357
	02	2011	8.0268	8.4133	2,525
	02	2010	7.6226	8.0268	2,730
	02	2009	5.8257	7.6226	2,928
	02	2008	10.2515	5.8257	1,057
	02	2007	10.0000	10.2515	0

	03	2012	8.3959	8.8026	0
	03	2011	8.0143	8.3959	0
	03	2010	7.6146	8.0143	0
	03	2009	5.8226	7.6146	0
	03	2008	10.2513	5.8226	0
	03	2007	10.0000	10.2513	0

	04	2012	8.3441	8.7348	6,078
	04	2011	7.9770	8.3441	6,271
	04	2010	7.5908	7.9770	6,616
	04	2009	5.8133	7.5908	176
	04	2008	10.2507	5.8133	0
	04	2007	10.0000	10.2507	0

	05	2012	8.3270	8.7124	0
	05	2011	7.9647	8.3270	0
	05	2010	7.5829	7.9647	0
	05	2009	5.8102	7.5829	0
	05	2008	10.2505	5.8102	0
	05	2007	10.0000	10.2505	0

	06	2012	8.2754	8.6452	0
	06	2011	7.9276	8.2754	0
	06	2010	7.5591	7.9276	0
	06	2009	5.8009	7.5591	0
	06	2008	10.2499	5.8009	0
	06	2007	10.0000	10.2499	0

	07	2012	8.2584	8.6229	0
	07	2011	7.9152	8.2584	0
	07	2010	7.5512	7.9152	0
	07	2009	5.7978	7.5512	0
	07	2008	10.2497	5.7978	0
	07	2007	10.0000	10.2497	0

	08	2012	8.1902	8.5341	0
	08	2011	7.8660	8.1902	0
	08	2010	7.5196	7.8660	0
	08	2009	5.7854	7.5196	0
	08	2008	10.2488	5.7854	0
	08	2007	10.0000	10.2488	0

Huntington VA Situs Fund	01	2012	9.5958	11.5660	76,957
	01	2011	9.8511	9.5958	94,381
	01	2010	7.7319	9.8511	95,341
	01	2009	5.9161	7.7319	63,914
	01	2008	10.2412	5.9161	17,852
	01	2007	10.0000	10.2412	0

	02	2012	9.5172	11.4478	7,893
	02	2011	9.7903	9.5172	8,956
	02	2010	7.6997	9.7903	9,152
	02	2009	5.9036	7.6997	15,997
	02	2008	10.2404	5.9036	7,052
	02	2007	10.0000	10.2404	0

	03	2012	9.4975	11.4183	0
	03	2011	9.7751	9.4975	0
	03	2010	7.6917	9.7751	0
	03	2009	5.9004	7.6917	0
	03	2008	10.2402	5.9004	0
	03	2007	10.0000	10.2402	0

	04	2012	9.4389	11.3303	3,295
	04	2011	9.7296	9.4389	3,831
	04	2010	7.6677	9.7296	3,853
	04	2009	5.8910	7.6677	1,772
	04	2008	10.2396	5.8910	1,114
	04	2007	10.0000	10.2396	0

	05	2012	9.4196	11.3014	0
	05	2011	9.7146	9.4196	0
	05	2010	7.6597	9.7146	0
	05	2009	5.8879	7.6597	0
	05	2008	10.2394	5.8879	0
	05	2007	10.0000	10.2394	0

	06	2012	9.3613	11.2141	0
	06	2011	9.6693	9.3613	0
	06	2010	7.6357	9.6693	0
	06	2009	5.8784	7.6357	0
	06	2008	10.2388	5.8784	0
	06	2007	10.0000	10.2388	0

	07	2012	9.3419	11.1852	0
	07	2011	9.6542	9.3419	0
	07	2010	7.6277	9.6542	0
	07	2009	5.8753	7.6277	0
	07	2008	10.2386	5.8753	0
	07	2007	10.0000	10.2386	0

	08	2012	9.2648	11.0700	0
	08	2011	9.5942	9.2648	0
	08	2010	7.5958	9.5942	0
	08	2009	5.8627	7.5958	0
	08	2008	10.2378	5.8627	0
	08	2007	10.0000	10.2378	0

Invesco V.I. International Growth Fund, Series II	01	2012	10.2226	11.5808	0
	01	2011	10.0000	10.2226	0

	02	2012	10.2168	11.5505	0
	02	2011	10.0000	10.2168	0

	03	2012	10.2153	11.5429	0
	03	2011	10.0000	10.2153	0

	04	2012	10.2109	11.5202	0
	04	2011	10.0000	10.2109	0

	05	2012	10.2095	11.5127	0
	05	2011	10.0000	10.2095	0

	06	2012	10.2051	11.4900	0
	06	2011	10.0000	10.2051	0

	07	2012	10.2036	11.4825	0
	07	2011	10.0000	10.2036	0

	08	2012	10.1978	11.4522	0
	08	2011	10.0000	10.1978	0

Invesco V.I. American Value Fund, Series II	01	2012	10.6428	12.2472	40,333
	01	2011	10.7377	10.6428	44,260
	01	2010	8.9402	10.7377	34,201
	01	2009	6.5354	8.9402	17,879
	01	2008	10.0000	6.5354	1,551

	02	2012	10.5605	12.1277	8,114
	02	2011	10.6764	10.5605	8,645
	02	2010	8.9072	10.6764	5,443
	02	2009	6.5246	8.9072	5,230
	02	2008	10.0000	6.5246	1,414

	03	2012	10.5399	12.0979	0
	03	2011	10.6610	10.5399	0
	03	2010	8.8989	10.6610	0
	03	2009	6.5219	8.8989	0
	03	2008	10.0000	6.5219	0

	04	2012	10.4786	12.0089	15,790
	04	2011	10.6152	10.4786	16,801
	04	2010	8.8742	10.6152	17,188
	04	2009	6.5138	8.8742	2,459
	04	2008	10.0000	6.5138	2,438

	05	2012	10.4583	11.9796	0
	05	2011	10.6000	10.4583	0
	05	2010	8.8661	10.6000	0
	05	2009	6.5111	8.8661	0
	05	2008	10.0000	6.5111	0

	06	2012	10.3973	11.8913	0
	06	2011	10.5543	10.3973	0
	06	2010	8.8414	10.5543	0
	06	2009	6.5029	8.8414	0
	06	2008	10.0000	6.5029	0

	07	2012	10.3770	11.8621	0
	07	2011	10.5391	10.3770	0
	07	2010	8.8332	10.5391	0
	07	2009	6.5002	8.8332	0
	07	2008	10.0000	6.5002	0

	08	2012	10.2962	11.7454	0
	08	2011	10.4785	10.2962	0
	08	2010	8.8004	10.4785	0
	08	2009	6.4894	8.8004	0
	08	2008	10.0000	6.4894	0

Invesco V.I. Comstock Fund, Series II	01	2012	8.6055	10.0593	166,423
	01	2011	8.9425	8.6055	185,457
	01	2010	7.8629	8.9425	219,114
	01	2009	6.2293	7.8629	225,632
	01	2008	9.8718	6.2293	147,925
	01	2007	10.0000	9.8718	101,652

	02	2012	8.5213	9.9405	142,091
	02	2011	8.8731	8.5213	165,470
	02	2010	7.8177	8.8731	172,302
	02	2009	6.2061	7.8177	160,377
	02	2008	9.8552	6.2061	139,445
	02	2007	10.0000	9.8552	105,927

	03	2012	8.5003	9.9109	0
	03	2011	8.8557	8.5003	0
	03	2010	7.8064	8.8557	0
	03	2009	6.2003	7.8064	0
	03	2008	9.8511	6.2003	0
	03	2007	10.0000	9.8511	0

	04	2012	8.4376	9.8227	42,388
	04	2011	8.8039	8.4376	54,032
	04	2010	7.7726	8.8039	53,318
	04	2009	6.1829	7.7726	62,832
	04	2008	9.8386	6.1829	54,322
	04	2007	10.0000	9.8386	27,588

	05	2012	8.4170	9.7936	0
	05	2011	8.7868	8.4170	0
	05	2010	7.7615	8.7868	0
	05	2009	6.1772	7.7615	0
	05	2008	9.8345	6.1772	0
	05	2007	10.0000	9.8345	0

	06	2012	8.3548	9.7062	0
	06	2011	8.7352	8.3548	0
	06	2010	7.7278	8.7352	0
	06	2009	6.1598	7.7278	0
	06	2008	9.8220	6.1598	0
	06	2007	10.0000	9.8220	0

	07	2012	8.3342	9.6774	0
	07	2011	8.7182	8.3342	0
	07	2010	7.7166	8.7182	0
	07	2009	6.1541	7.7166	0
	07	2008	9.8179	6.1541	0
	07	2007	10.0000	9.8179	0

	08	2012	8.2520	9.5622	38
	08	2011	8.6499	8.2520	0
	08	2010	7.6719	8.6499	0
	08	2009	6.1310	7.6719	0
	08	2008	9.8013	6.1310	0
	08	2007	10.0000	9.8013	0

Invesco V.I. Equity and Income Fund, Series II	01	2012	10.7272	11.8501	313,788
	01	2011	11.0560	10.7272	319,212
	01	2010	10.0392	11.0560	301,342
	01	2009	8.3378	10.0392	257,026
	01	2008	10.0000	8.3378	98,753

	02	2012	10.6443	11.7345	61,379
	02	2011	10.9929	10.6443	63,628
	02	2010	10.0023	10.9929	68,714
	02	2009	8.3240	10.0023	70,177
	02	2008	10.0000	8.3240	17,218

	03	2012	10.6236	11.7057	339
	03	2011	10.9771	10.6236	346
	03	2010	9.9930	10.9771	350
	03	2009	8.3206	9.9930	209
	03	2008	10.0000	8.3206	0

	04	2012	10.5617	11.6196	31,995
	04	2011	10.9299	10.5617	19,860
	04	2010	9.9653	10.9299	21,030
	04	2009	8.3102	9.9653	5,934
	04	2008	10.0000	8.3102	1,639

	05	2012	10.5413	11.5912	0
	05	2011	10.9143	10.5413	0
	05	2010	9.9561	10.9143	0
	05	2009	8.3068	9.9561	0
	05	2008	10.0000	8.3068	0

	06	2012	10.4798	11.5058	0
	06	2011	10.8673	10.4798	0
	06	2010	9.9284	10.8673	0
	06	2009	8.2964	9.9284	0
	06	2008	10.0000	8.2964	0

	07	2012	10.4594	11.4775	0
	07	2011	10.8517	10.4594	0
	07	2010	9.9193	10.8517	0
	07	2009	8.2930	9.9193	0
	07	2008	10.0000	8.2930	0

	08	2012	10.3780	11.3647	0
	08	2011	10.7893	10.3780	0
	08	2010	9.8824	10.7893	0
	08	2009	8.2792	9.8824	0
	08	2008	10.0000	8.2792	0

JPMorgan Insurance Trust Core Bond Portfolio, Class 2	01	2012	10.0208	10.3488	28,092
	01	2011	10.0000	10.0208	16,824

	02	2012	10.0151	10.3217	8,777
	02	2011	10.0000	10.0151	0

	03	2012	10.0137	10.3150	0
	03	2011	10.0000	10.0137	0

	04	2012	10.0094	10.2947	1,621
	04	2011	10.0000	10.0094	0

	05	2012	10.0080	10.2880	0
	05	2011	10.0000	10.0080	0

	06	2012	10.0037	10.2677	0
	06	2011	10.0000	10.0037	0

	07	2012	10.0022	10.2609	0
	07	2011	10.0000	10.0022	0

	08	2012	9.9965	10.2339	71
	08	2011	10.0000	9.9965	0

JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	01	2012	10.3263	11.9038	19,052
	01	2011	10.0000	10.3263	0

	02	2012	10.3204	11.8727	3,853
	02	2011	10.0000	10.3204	0

	03	2012	10.3189	11.8649	0
	03	2011	10.0000	10.3189	0

	04	2012	10.3145	11.8416	0
	04	2011	10.0000	10.3145	0

	05	2012	10.3131	11.8338	0
	05	2011	10.0000	10.3131	0

	06	2012	10.3086	11.8105	0
	06	2011	10.0000	10.3086	0

	07	2012	10.3072	11.8027	0
	07	2011	10.0000	10.3072	0

	08	2012	10.3013	11.7717	0
	08	2011	10.0000	10.3013	0

Lazard Retirement Emerging Markets Equity Portfolio, Service Class	01	2012	8.9293	10.7122	398,763
	01	2011	11.0775	8.9293	465,278
	01	2010	9.1843	11.0775	473,487
	01	2009	5.5008	9.1843	404,866
	01	2008	10.0000	5.5008	267,806

	02	2012	8.8603	10.6077	202,793
	02	2011	11.0142	8.8603	248,225
	02	2010	9.1505	11.0142	251,247
	02	2009	5.4917	9.1505	230,389
	02	2008	10.0000	5.4917	188,150

	03	2012	8.8431	10.5816	2,448
	03	2011	10.9984	8.8431	2,609
	03	2010	9.1420	10.9984	3,904
	03	2009	5.4894	9.1420	5,100
	03	2008	10.0000	5.4894	6,034

	04	2012	8.7915	10.5037	78,165
	04	2011	10.9511	8.7915	81,902
	04	2010	9.1166	10.9511	88,051
	04	2009	5.4826	9.1166	51,704
	04	2008	10.0000	5.4826	54,530

	05	2012	8.7746	10.4781	0
	05	2011	10.9355	8.7746	0
	05	2010	9.1082	10.9355	0
	05	2009	5.4803	9.1082	0
	05	2008	10.0000	5.4803	0

	06	2012	8.7234	10.4009	92
	06	2011	10.8884	8.7234	122
	06	2010	9.0829	10.8884	793
	06	2009	5.4735	9.0829	944
	06	2008	10.0000	5.4735	2,169

	07	2012	8.7063	10.3753	767
	07	2011	10.8727	8.7063	2,170
	07	2010	9.0744	10.8727	1,582
	07	2009	5.4712	9.0744	4,903
	07	2008	10.0000	5.4712	5,004

	08	2012	8.6386	10.2733	0
	08	2011	10.8102	8.6386	0
	08	2010	9.0408	10.8102	0
	08	2009	5.4621	9.0408	0
	08	2008	10.0000	5.4621	423

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio, Class VC	01	2012	14.0091	15.2269	214,237
	01	2011	14.9208	14.0091	233,798
	01	2010	12.7523	14.9208	266,880
	01	2009	10.2979	12.7523	260,058
	01	2008	14.6878	10.2979	195,772
	01	2007	14.0019	14.6878	165,526
	01	2006	12.4243	14.0019	47,120
	01	2005	11.8171	12.4243	11,226
	01	2004	10.0000	11.8171	13,641

	02	2012	13.7808	14.9481	187,263
	02	2011	14.7075	13.7808	226,011
	02	2010	12.5956	14.7075	293,053
	02	2009	10.1921	12.5956	424,073
	02	2008	14.5667	10.1921	343,729
	02	2007	13.9149	14.5667	218,595
	02	2006	12.3722	13.9149	174,714
	02	2005	11.7915	12.3722	16,623
	02	2004	10.0000	11.7915	12,283

	03	2012	13.7242	14.8790	8,441
	03	2011	14.6545	13.7242	19,953
	03	2010	12.5566	14.6545	19,302
	03	2009	10.1658	12.5566	31,776
	03	2008	14.5365	10.1658	32,891
	03	2007	13.8932	14.5365	1,983
	03	2006	12.3592	13.8932	2,163
	03	2005	11.7851	12.3592	2,194
	03	2004	10.0000	11.7851	1,148

	04	2012	13.5555	14.6734	42,822
	04	2011	14.4965	13.5555	51,491
	04	2010	12.4403	14.4965	83,944
	04	2009	10.0871	12.4403	55,883
	04	2008	14.4461	10.0871	57,835
	04	2007	13.8282	14.4461	47,887
	04	2006	12.3202	13.8282	48,303
	04	2005	11.7658	12.3202	29,067
	04	2004	10.0000	11.7658	19,111

	05	2012	13.5001	14.6061	0
	05	2011	14.4447	13.5001	0
	05	2010	12.4020	14.4447	0
	05	2009	10.0612	12.4020	0
	05	2008	14.4164	10.0612	0
	05	2007	13.8068	14.4164	0
	05	2006	12.3073	13.8068	0
	05	2005	11.7595	12.3073	0
	05	2004	10.0000	11.7595	0

	06	2012	13.3338	14.4039	1,007
	06	2011	14.2886	13.3338	1,977
	06	2010	12.2869	14.2886	2,462
	06	2009	9.9831	12.2869	2,501
	06	2008	14.3266	9.9831	2,493
	06	2007	13.7420	14.3266	2,439
	06	2006	12.2684	13.7420	19,533
	06	2005	11.7402	12.2684	4,604
	06	2004	10.0000	11.7402	1,502

	07	2012	13.2789	14.3372	0
	07	2011	14.2370	13.2789	0
	07	2010	12.2488	14.2370	0
	07	2009	9.9572	12.2488	0
	07	2008	14.2969	9.9572	66
	07	2007	13.7205	14.2969	0
	07	2006	12.2555	13.7205	0
	07	2005	11.7338	12.2555	0
	07	2004	10.0000	11.7338	0

	08	2012	13.0610	14.0729	0
	08	2011	14.0321	13.0610	0
	08	2010	12.0973	14.0321	0
	08	2009	9.8542	12.0973	0
	08	2008	14.1782	9.8542	0
	08	2007	13.6347	14.1782	0
	08	2006	12.2037	13.6347	0
	08	2005	11.7082	12.2037	0
	08	2004	10.0000	11.7082	0

Lord Abbett Series Fund , Inc. - Growth Opportunities Portfolio, Class VC	01	2012	13.4731	15.1104	169,557
	01	2011	15.2366	13.4731	218,120
	01	2010	12.6092	15.2366	238,461
	01	2009	8.8131	12.6092	281,084
	01	2008	14.5187	8.8131	350,920
	01	2007	12.1791	14.5187	373,212
	01	2006	11.4827	12.1791	303,244
	01	2005	11.1645	11.4827	166,459
	01	2004	10.0000	11.1645	66,261

	02	2012	13.2535	14.8337	191,873
	02	2011	15.0188	13.2535	197,818
	02	2010	12.4543	15.0188	207,392
	02	2009	8.7225	12.4543	260,657
	02	2008	14.3990	8.7225	335,324
	02	2007	12.1035	14.3990	378,567
	02	2006	11.4346	12.1035	342,442
	02	2005	11.1403	11.4346	144,987
	02	2004	10.0000	11.1403	44,060

	03	2012	13.1990	14.7651	6,851
	03	2011	14.9646	13.1990	10,199
	03	2010	12.4157	14.9646	12,230
	03	2009	8.7000	12.4157	15,593
	03	2008	14.3691	8.7000	19,503
	03	2007	12.0845	14.3691	25,576
	03	2006	11.4225	12.0845	27,827
	03	2005	11.1342	11.4225	17,036
	03	2004	10.0000	11.1342	7,195

	04	2012	13.0367	14.5611	127,331
	04	2011	14.8033	13.0367	139,597
	04	2010	12.3007	14.8033	187,508
	04	2009	8.6326	12.3007	217,180
	04	2008	14.2798	8.6326	165,393
	04	2007	12.0280	14.2798	244,128
	04	2006	11.3864	12.0280	208,402
	04	2005	11.1160	11.3864	144,959
	04	2004	10.0000	11.1160	107,277

	05	2012	12.9834	14.4942	397
	05	2011	14.7503	12.9834	381
	05	2010	12.2629	14.7503	1,446
	05	2009	8.6104	12.2629	1,677
	05	2008	14.2504	8.6104	3,325
	05	2007	12.0093	14.2504	2,116
	05	2006	11.3745	12.0093	1,878
	05	2005	11.1100	11.3745	1,073
	05	2004	10.0000	11.1100	287

	06	2012	12.8235	14.2936	6,191
	06	2011	14.5910	12.8235	6,394
	06	2010	12.1490	14.5910	6,899
	06	2009	8.5436	12.1490	8,769
	06	2008	14.1616	8.5436	12,085
	06	2007	11.9530	14.1616	14,348
	06	2006	11.3385	11.9530	16,585
	06	2005	11.0918	11.3385	14,240
	06	2004	10.0000	11.0918	9,430

	07	2012	12.7707	14.2274	3,373
	07	2011	14.5383	12.7707	6,504
	07	2010	12.1114	14.5383	8,913
	07	2009	8.5215	12.1114	13,500
	07	2008	14.1322	8.5215	16,127
	07	2007	11.9343	14.1322	18,526
	07	2006	11.3266	11.9343	24,350
	07	2005	11.0858	11.3266	19,849
	07	2004	10.0000	11.0858	20,860

	08	2012	12.5611	13.9651	1,155
	08	2011	14.3291	12.5611	1,100
	08	2010	11.9615	14.3291	1,443
	08	2009	8.4333	11.9615	1,627
	08	2008	14.0149	8.4333	1,816
	08	2007	11.8596	14.0149	1,722
	08	2006	11.2787	11.8596	1,945
	08	2005	11.0616	11.2787	1,477
	08	2004	10.0000	11.0616	1,559

MFS Blended Research Core Equity Portfolio, Service Class	01	2012	13.8456	15.6643	479,003
	01	2011	13.8438	13.8456	638,905
	01	2010	12.1284	13.8438	775,554
	01	2009	9.8707	12.1284	904,027
	01	2008	15.4788	9.8707	1,041,043
	01	2007	14.9001	15.4788	1,132,556
	01	2006	13.4085	14.9001	1,046,821
	01	2005	12.6977	13.4085	609,362
	01	2004	10.0000	12.6977	43,624

	02	2012	13.5886	15.3422	570,367
	02	2011	13.6146	13.5886	683,718
	02	2010	11.9518	13.6146	830,988
	02	2009	9.7469	11.9518	967,937
	02	2008	15.3158	9.7469	1,134,747
	02	2007	14.7735	15.3158	1,303,208
	02	2006	13.3216	14.7735	1,140,712
	02	2005	12.6410	13.3216	596,483
	02	2004	10.0000	12.6410	32,646

	03	2012	13.5249	15.2624	28,616
	03	2011	13.5576	13.5249	43,541
	03	2010	11.9079	13.5576	56,802
	03	2009	9.7160	11.9079	68,539
	03	2008	15.2752	9.7160	73,049
	03	2007	14.7418	15.2752	85,431
	03	2006	13.2999	14.7418	82,100
	03	2005	12.6268	13.2999	70,514
	03	2004	10.0000	12.6268	4,702

	04	2012	13.3356	15.0256	271,042
	04	2011	13.3883	13.3356	344,194
	04	2010	11.7772	13.3883	441,208
	04	2009	9.6241	11.7772	517,131
	04	2008	15.1540	9.6241	590,922
	04	2007	14.6475	15.1540	690,531
	04	2006	13.2349	14.6475	687,254
	04	2005	12.5844	13.2349	516,741
	04	2004	10.0000	12.5844	53,553

	05	2012	13.2735	14.9480	1,468
	05	2011	13.3327	13.2735	1,511
	05	2010	11.7342	13.3327	7,004
	05	2009	9.5939	11.7342	7,415
	05	2008	15.1141	9.5939	12,847
	05	2007	14.6164	15.1141	9,511
	05	2006	13.2135	14.6164	6,373
	05	2005	12.5704	13.2135	3,481
	05	2004	10.0000	12.5704	0

	06	2012	13.0872	14.7154	25,470
	06	2011	13.1657	13.0872	29,390
	06	2010	11.6051	13.1657	38,399
	06	2009	9.5029	11.6051	47,237
	06	2008	14.9939	9.5029	64,074
	06	2007	14.5225	14.9939	72,880
	06	2006	13.1488	14.5225	76,588
	06	2005	12.5280	13.1488	81,548
	06	2004	10.0000	12.5280	0

	07	2012	12.8980	14.4953	17,828
	07	2011	12.9821	12.8980	33,527
	07	2010	11.4490	12.9821	52,102
	07	2009	9.3799	11.4490	70,480
	07	2008	14.8074	9.3799	75,652
	07	2007	14.3493	14.8074	85,329
	07	2006	12.9986	14.3493	99,750
	07	2005	12.3912	12.9986	89,931
	07	2004	10.0000	12.3912	0

	08	2012	12.6713	14.2112	6,554
	08	2011	12.7801	12.6713	7,219
	08	2010	11.2940	12.7801	9,880
	08	2009	9.2719	11.2940	10,873
	08	2008	14.6672	9.2719	11,437
	08	2007	14.2427	14.6672	10,987
	08	2006	12.9285	14.2427	11,377
	08	2005	12.3496	12.9285	11,462
	08	2004	10.0000	12.3496	0

MFS Bond Portfolio, Service Class	01	2012	15.5748	16.9931	569,617
	01	2011	14.9038	15.5748	606,345
	01	2010	13.6997	14.9038	787,620
	01	2009	10.9167	13.6997	404,610
	01	2008	12.4459	10.9167	119,597
	01	2007	12.2599	12.4459	68,564
	01	2006	11.8921	12.2599	15,915
	01	2005	11.9075	11.8921	18,322
	01	2004	10.0000	11.9075	15,429

	02	2012	15.2858	16.6436	202,906
	02	2011	14.6570	15.2858	237,365
	02	2010	13.5002	14.6570	185,861
	02	2009	10.7797	13.5002	220,980
	02	2008	12.3148	10.7797	60,045
	02	2007	12.1557	12.3148	64,347
	02	2006	11.8150	12.1557	23,420
	02	2005	11.8543	11.8150	27,086
	02	2004	10.0000	11.8543	26,411

	03	2012	15.2142	16.5571	880
	03	2011	14.5957	15.2142	878
	03	2010	13.4506	14.5957	914
	03	2009	10.7456	13.4506	5,978
	03	2008	12.2822	10.7456	5,748
	03	2007	12.1296	12.2822	13,898
	03	2006	11.7957	12.1296	38,759
	03	2005	11.8410	11.7957	34,785
	03	2004	10.0000	11.8410	27,576

	04	2012	15.0012	16.3002	148,319
	04	2011	14.4134	15.0012	155,315
	04	2010	13.3030	14.4134	167,798
	04	2009	10.6439	13.3030	105,217
	04	2008	12.1847	10.6439	59,878
	04	2007	12.0520	12.1847	76,304
	04	2006	11.7381	12.0520	77,281
	04	2005	11.8012	11.7381	94,414
	04	2004	10.0000	11.8012	94,238

	05	2012	14.9314	16.2161	13,470
	05	2011	14.3536	14.9314	13,546
	05	2010	13.2546	14.3536	0
	05	2009	10.6105	13.2546	0
	05	2008	12.1526	10.6105	0
	05	2007	12.0264	12.1526	0
	05	2006	11.7191	12.0264	0
	05	2005	11.7881	11.7191	0
	05	2004	10.0000	11.7881	0

	06	2012	14.7219	15.9638	26,356
	06	2011	14.1739	14.7219	26,668
	06	2010	13.1087	14.1739	27,787
	06	2009	10.5099	13.1087	26,357
	06	2008	12.0560	10.5099	0
	06	2007	11.9491	12.0560	0
	06	2006	11.6617	11.9491	3,125
	06	2005	11.7483	11.6617	6,094
	06	2004	10.0000	11.7483	5,694

	07	2012	13.0787	14.1748	850
	07	2011	12.5983	13.0787	816
	07	2010	11.6575	12.5983	1,808
	07	2009	9.3512	11.6575	14,142
	07	2008	10.7323	9.3512	16,728
	07	2007	10.6426	10.7323	58,980
	07	2006	10.3919	10.6426	72,635
	07	2005	10.4744	10.3919	68,105
	07	2004	10.0000	10.4744	63,719

	08	2012	12.8489	13.8970	52
	08	2011	12.4023	12.8489	0
	08	2010	11.4997	12.4023	0
	08	2009	9.2435	11.4997	0
	08	2008	10.6306	9.2435	0
	08	2007	10.5635	10.6306	2,556
	08	2006	10.3358	10.5635	2,564
	08	2005	10.4392	10.3358	2,543
	08	2004	10.0000	10.4392	2,478

MFS Core Equity Portfolio, Service Class	01	2012	9.4978	10.8518	290,739
	01	2011	9.7844	9.4978	318,102
	01	2010	8.5111	9.7844	263,255
	01	2009	6.5376	8.5111	253,552
	01	2008	10.8668	6.5376	116,549
	01	2007	10.0000	10.8668	59,558

	02	2012	9.4048	10.7236	159,121
	02	2011	9.7083	9.4048	189,747
	02	2010	8.4622	9.7083	133,445
	02	2009	6.5133	8.4622	144,895
	02	2008	10.8485	6.5133	90,467
	02	2007	10.0000	10.8485	77,580

	03	2012	9.3817	10.6917	1,964
	03	2011	9.6894	9.3817	2,087
	03	2010	8.4499	9.6894	1,991
	03	2009	6.5072	8.4499	4,025
	03	2008	10.8440	6.5072	2,029
	03	2007	10.0000	10.8440	2,029

	04	2012	9.3125	10.5965	86,833
	04	2011	9.6327	9.3125	107,374
	04	2010	8.4133	9.6327	71,245
	04	2009	6.4890	8.4133	67,221
	04	2008	10.8303	6.4890	53,748
	04	2007	10.0000	10.8303	47,799

	05	2012	9.2897	10.5652	0
	05	2011	9.6139	9.2897	0
	05	2010	8.4013	9.6139	0
	05	2009	6.4830	8.4013	0
	05	2008	10.8257	6.4830	0
	05	2007	10.0000	10.8257	0

	06	2012	9.2211	10.4710	0
	06	2011	9.5576	9.2211	0
	06	2010	8.3648	9.5576	0
	06	2009	6.4648	8.3648	0
	06	2008	10.8120	6.4648	0
	06	2007	10.0000	10.8120	0

	07	2012	9.1983	10.4398	0
	07	2011	9.5389	9.1983	1,246
	07	2010	8.3527	9.5389	0
	07	2009	6.4587	8.3527	0
	07	2008	10.8075	6.4587	0
	07	2007	10.0000	10.8075	0

	08	2012	9.1077	10.3156	0
	08	2011	9.4642	9.1077	0
	08	2010	8.3043	9.4642	0
	08	2009	6.4345	8.3043	0
	08	2008	10.7892	6.4345	0
	08	2007	10.0000	10.7892	0

MFS Emerging Markets Equity Portfolio, Service Class	01	2012	13.4846	15.7199	129,408
	01	2011	16.8777	13.4846	152,080
	01	2010	13.9058	16.8777	173,282
	01	2009	8.4140	13.9058	182,245
	01	2008	19.1053	8.4140	74,216
	01	2007	14.3683	19.1053	68,124
	01	2006	11.2521	14.3683	68,717
	01	2005	10.0000	11.2521	2,071

	02	2012	13.3163	15.4918	110,663
	02	2011	16.7009	13.3163	124,428
	02	2010	13.7882	16.7009	145,390
	02	2009	8.3598	13.7882	134,348
	02	2008	19.0212	8.3598	80,989
	02	2007	14.3344	19.0212	67,034
	02	2006	11.2483	14.3344	35,196
	02	2005	10.0000	11.2483	0

	03	2012	13.2743	15.4351	283
	03	2011	16.6568	13.2743	445
	03	2010	13.7588	16.6568	98
	03	2009	8.3463	13.7588	33
	03	2008	19.0001	8.3463	0
	03	2007	14.3259	19.0001	0
	03	2006	11.2474	14.3259	0
	03	2005	10.0000	11.2474	0

	04	2012	13.1494	15.2663	69,038
	04	2011	16.5253	13.1494	77,089
	04	2010	13.6711	16.5253	69,937
	04	2009	8.3058	13.6711	40,788
	04	2008	18.9372	8.3058	26,139
	04	2007	14.3004	18.9372	28,599
	04	2006	11.2445	14.3004	22,993
	04	2005	10.0000	11.2445	0

	05	2012	13.1083	15.2108	0
	05	2011	16.4820	13.1083	0
	05	2010	13.6421	16.4820	0
	05	2009	8.2924	13.6421	0
	05	2008	18.9164	8.2924	0
	05	2007	14.2920	18.9164	473
	05	2006	11.2436	14.2920	607
	05	2005	10.0000	11.2436	0

	06	2012	12.9846	15.0440	0
	06	2011	16.3516	12.9846	1,744
	06	2010	13.5550	16.3516	1,745
	06	2009	8.2521	13.5550	1,747
	06	2008	18.8535	8.2521	1,749
	06	2007	14.2665	18.8535	1,750
	06	2006	11.2407	14.2665	1,829
	06	2005	10.0000	11.2407	0

	07	2012	12.9437	14.9890	818
	07	2011	16.3085	12.9437	872
	07	2010	13.5261	16.3085	614
	07	2009	8.2387	13.5261	0
	07	2008	18.8327	8.2387	0
	07	2007	14.2581	18.8327	287
	07	2006	11.2398	14.2581	0
	07	2005	10.0000	11.2398	0

	08	2012	12.7809	14.7700	0
	08	2011	16.1364	12.7809	0
	08	2010	13.4108	16.1364	0
	08	2009	8.1853	13.4108	0
	08	2008	18.7492	8.1853	0
	08	2007	14.2241	18.7492	0
	08	2006	11.2360	14.2241	0
	08	2005	10.0000	11.2360	0

MFS Global Growth Portfolio, Service Class	01	2012	16.9050	19.8554	1,178
	01	2011	18.4251	16.9050	1,654
	01	2010	16.8050	18.4251	4,846
	01	2009	12.2608	16.8050	6,224
	01	2008	20.4716	12.2608	6,460
	01	2007	18.4252	20.4716	6,376
	01	2006	16.0191	18.4252	5,532
	01	2005	14.8497	16.0191	4,027
	01	2004	10.0000	14.8497	5,494

	02	2012	16.5913	19.4471	2,022
	02	2011	18.1200	16.5913	3,349
	02	2010	16.5604	18.1200	3,696
	02	2009	12.1069	16.5604	5,425
	02	2008	20.2562	12.1069	5,500
	02	2007	18.2687	20.2562	5,615
	02	2006	15.9153	18.2687	5,832
	02	2005	14.7835	15.9153	4,238
	02	2004	10.0000	14.7835	4,022

	03	2012	16.5135	19.3460	0
	03	2011	18.0442	16.5135	0
	03	2010	16.4995	18.0442	0
	03	2009	12.0686	16.4995	0
	03	2008	20.2025	12.0686	0
	03	2007	18.2296	20.2025	0
	03	2006	15.8893	18.2296	285
	03	2005	14.7669	15.8893	3,914
	03	2004	10.0000	14.7669	4,217

	04	2012	16.2823	19.0457	9,666
	04	2011	17.8188	16.2823	11,434
	04	2010	16.3184	17.8188	14,501
	04	2009	11.9544	16.3184	14,468
	04	2008	20.0422	11.9544	18,366
	04	2007	18.1129	20.0422	17,606
	04	2006	15.8117	18.1129	21,346
	04	2005	14.7173	15.8117	23,325
	04	2004	10.0000	14.7173	27,086

	05	2012	16.2065	18.9474	0
	05	2011	17.7449	16.2065	0
	05	2010	16.2589	17.7449	0
	05	2009	11.9169	16.2589	0
	05	2008	19.9895	11.9169	0
	05	2007	18.0744	19.9895	0
	05	2006	15.7862	18.0744	0
	05	2005	14.7009	15.7862	0
	05	2004	10.0000	14.7009	0

	06	2012	15.9790	18.6527	0
	06	2011	17.5227	15.9790	0
	06	2010	16.0800	17.5227	0
	06	2009	11.8039	16.0800	0
	06	2008	19.8305	11.8039	0
	06	2007	17.9584	19.8305	0
	06	2006	15.7089	17.9584	0
	06	2005	14.6514	15.7089	0
	06	2004	10.0000	14.6514	0

	07	2012	15.1705	17.6997	0
	07	2011	16.6445	15.1705	0
	07	2010	15.2819	16.6445	0
	07	2009	11.2238	15.2819	0
	07	2008	18.8656	11.2238	0
	07	2007	17.0934	18.8656	0
	07	2006	14.9599	17.0934	0
	07	2005	13.9599	14.9599	0
	07	2004	10.0000	13.9599	0

	08	2012	14.9039	17.3529	0
	08	2011	16.3856	14.9039	0
	08	2010	15.0750	16.3856	0
	08	2009	11.0946	15.0750	0
	08	2008	18.6870	11.0946	0
	08	2007	16.9665	18.6870	0
	08	2006	14.8792	16.9665	0
	08	2005	13.9130	14.8792	0
	08	2004	10.0000	13.9130	0

MFS Global Research Portfolio, Service Class	01	2012	14.0186	16.0629	11,181
	01	2011	15.3344	14.0186	12,310
	01	2010	13.8760	15.3344	14,195
	01	2009	10.6917	13.8760	14,842
	01	2008	17.1481	10.6917	17,037
	01	2007	15.4435	17.1481	16,852
	01	2006	14.2403	15.4435	14,873
	01	2005	13.4490	14.2403	7,813
	01	2004	10.0000	13.4490	5,069

	02	2012	13.7584	15.7326	9,349
	02	2011	15.0804	13.7584	10,215
	02	2010	13.6740	15.0804	9,987
	02	2009	10.5576	13.6740	12,792
	02	2008	16.9676	10.5576	15,087
	02	2007	15.3123	16.9676	14,831
	02	2006	14.1480	15.3123	16,656
	02	2005	13.3890	14.1480	10,801
	02	2004	10.0000	13.3890	6,628

	03	2012	13.6939	15.6508	0
	03	2011	15.0173	13.6939	0
	03	2010	13.6237	15.0173	0
	03	2009	10.5242	13.6237	0
	03	2008	16.9226	10.5242	0
	03	2007	15.2795	16.9226	0
	03	2006	14.1249	15.2795	0
	03	2005	13.3740	14.1249	0
	03	2004	10.0000	13.3740	0

	04	2012	13.5022	15.4079	4,674
	04	2011	14.8298	13.5022	4,770
	04	2010	13.4741	14.8298	4,857
	04	2009	10.4246	13.4741	15,698
	04	2008	16.7883	10.4246	55,308
	04	2007	15.1817	16.7883	16,249
	04	2006	14.0559	15.1817	15,687
	04	2005	13.3291	14.0559	9,175
	04	2004	10.0000	13.3291	9,849

	05	2012	13.4393	15.3283	0
	05	2011	14.7682	13.4393	0
	05	2010	13.4250	14.7682	0
	05	2009	10.3918	13.4250	0
	05	2008	16.7441	10.3918	0
	05	2007	15.1494	16.7441	0
	05	2006	14.0332	15.1494	0
	05	2005	13.3142	14.0332	0
	05	2004	10.0000	13.3142	0

	06	2012	13.2506	15.0898	0
	06	2011	14.5832	13.2506	0
	06	2010	13.2772	14.5832	0
	06	2009	10.2933	13.2772	0
	06	2008	16.6110	10.2933	0
	06	2007	15.0522	16.6110	0
	06	2006	13.9645	15.0522	0
	06	2005	13.2693	13.9645	0
	06	2004	10.0000	13.2693	0

	07	2012	12.9135	14.6983	0
	07	2011	14.2194	12.9135	0
	07	2010	12.9526	14.2194	0
	07	2009	10.0467	12.9526	0
	07	2008	16.2214	10.0467	0
	07	2007	14.7067	16.2214	0
	07	2006	13.6510	14.7067	0
	07	2005	12.9781	13.6510	0
	07	2004	10.0000	12.9781	0

	08	2012	12.6865	14.4102	0
	08	2011	13.9981	12.6865	0
	08	2010	12.7772	13.9981	0
	08	2009	9.9311	12.7772	0
	08	2008	16.0678	9.9311	0
	08	2007	14.5975	16.0678	0
	08	2006	13.5773	14.5975	0
	08	2005	12.9345	13.5773	0
	08	2004	10.0000	12.9345	0

MFS Global Tactical Allocation Portfolio, Service Class	01	2012	10.2950	11.0566	2,135,505
	01	2011	10.3392	10.2950	2,536,205
	01	2010	9.9878	10.3392	2,426,745
	01	2009	10.0000	9.9878	0

	02	2012	10.2526	10.9885	14,346
	02	2011	10.3176	10.2526	11,214
	02	2010	9.9873	10.3176	4,367
	02	2009	10.0000	9.9873	0

	03	2012	10.2420	10.9716	2,403
	03	2011	10.3122	10.2420	0
	03	2010	9.9871	10.3122	0
	03	2009	10.0000	9.9871	0

	04	2012	10.2103	10.9207	647,903
	04	2011	10.2960	10.2103	629,778
	04	2010	9.9867	10.2960	621,865
	04	2009	10.0000	9.9867	0

	05	2012	10.1998	10.9039	0
	05	2011	10.2906	10.1998	0
	05	2010	9.9866	10.2906	0
	05	2009	10.0000	9.9866	0

	06	2012	10.1681	10.8533	0
	06	2011	10.2744	10.1681	0
	06	2010	9.9862	10.2744	0
	06	2009	10.0000	9.9862	0

	07	2012	10.1576	10.8365	8,906
	07	2011	10.2690	10.1576	0
	07	2010	9.9860	10.2690	0
	07	2009	10.0000	9.9860	0

	08	2012	10.1155	10.7694	0
	08	2011	10.2474	10.1155	0
	08	2010	9.9855	10.2474	0
	08	2009	10.0000	9.9855	0

MFS Government Securities Portfolio, Service Class	01	2012	13.1786	13.2474	2,205,443
	01	2011	12.5158	13.1786	2,309,521
	01	2010	12.1847	12.5158	3,350,963
	01	2009	11.8920	12.1847	3,259,160
	01	2008	11.1715	11.8920	1,353,897
	01	2007	10.6314	11.1715	1,258,195
	01	2006	10.4517	10.6314	1,167,741
	01	2005	10.4228	10.4517	682,503
	01	2004	10.0000	10.4228	377,610

	02	2012	12.9340	12.9750	1,320,566
	02	2011	12.3086	12.9340	1,378,134
	02	2010	12.0073	12.3086	1,642,487
	02	2009	11.7428	12.0073	1,740,799
	02	2008	11.0539	11.7428	1,158,216
	02	2007	10.5410	11.0539	1,337,245
	02	2006	10.3839	10.5410	1,192,049
	02	2005	10.3763	10.3839	621,129
	02	2004	10.0000	10.3763	298,286

	03	2012	12.8734	12.9075	53,172
	03	2011	12.2571	12.8734	60,351
	03	2010	11.9632	12.2571	71,393
	03	2009	11.7057	11.9632	84,498
	03	2008	11.0246	11.7057	77,213
	03	2007	10.5184	11.0246	106,844
	03	2006	10.3670	10.5184	103,226
	03	2005	10.3646	10.3670	83,551
	03	2004	10.0000	10.3646	47,417

	04	2012	12.6932	12.7072	592,750
	04	2011	12.1040	12.6932	654,501
	04	2010	11.8319	12.1040	790,789
	04	2009	11.5949	11.8319	860,656
	04	2008	10.9371	11.5949	626,427
	04	2007	10.4510	10.9371	818,982
	04	2006	10.3163	10.4510	845,418
	04	2005	10.3298	10.3163	598,142
	04	2004	10.0000	10.3298	431,650

	05	2012	12.6341	12.6416	946
	05	2011	12.0538	12.6341	875
	05	2010	11.7888	12.0538	8,208
	05	2009	11.5585	11.7888	7,797
	05	2008	10.9083	11.5585	9,794
	05	2007	10.4289	10.9083	11,868
	05	2006	10.2996	10.4289	7,264
	05	2005	10.3183	10.2996	2,187
	05	2004	10.0000	10.3183	403

	06	2012	12.4568	12.4450	35,493
	06	2011	11.9028	12.4568	37,367
	06	2010	11.6591	11.9028	64,437
	06	2009	11.4489	11.6591	81,637
	06	2008	10.8215	11.4489	85,197
	06	2007	10.3619	10.8215	134,156
	06	2006	10.2492	10.3619	145,087
	06	2005	10.2835	10.2492	161,854
	06	2004	10.0000	10.2835	148,241

	07	2012	12.0203	12.0027	53,132
	07	2011	11.4915	12.0203	63,902
	07	2010	11.2619	11.4915	101,913
	07	2009	11.0646	11.2619	115,552
	07	2008	10.4636	11.0646	102,018
	07	2007	10.0244	10.4636	190,585
	07	2006	9.9204	10.0244	210,515
	07	2005	9.9586	9.9204	197,901
	07	2004	10.0000	9.9586	185,283

	08	2012	11.8091	11.7675	6,459
	08	2011	11.3128	11.8091	6,754
	08	2010	11.1095	11.3128	9,234
	08	2009	10.9373	11.1095	9,388
	08	2008	10.3645	10.9373	8,524
	08	2007	9.9499	10.3645	14,818
	08	2006	9.8668	9.9499	16,406
	08	2005	9.9252	9.8668	16,775
	08	2004	10.0000	9.9252	16,501

MFS Growth Portfolio, Service Class	01	2012	16.9416	10.0000	0
	01	2011	17.3532	16.9416	10,664
	01	2010	15.2836	17.3532	26,597
	01	2009	11.3112	15.2836	28,631
	01	2008	18.4210	11.3112	30,806
	01	2007	15.4885	18.4210	31,451
	01	2006	14.6296	15.4885	21,343
	01	2005	13.6659	14.6296	14,875
	01	2004	10.0000	13.6659	18,594

	02	2012	16.6272	10.0000	0
	02	2011	17.0658	16.6272	15,965
	02	2010	15.0611	17.0658	48,588
	02	2009	11.1693	15.0611	52,835
	02	2008	18.2271	11.1693	51,327
	02	2007	15.3569	18.2271	53,008
	02	2006	14.5348	15.3569	57,733
	02	2005	13.6049	14.5348	52,198
	02	2004	10.0000	13.6049	47,202

	03	2012	16.5492	10.0000	0
	03	2011	16.9944	16.5492	7,614
	03	2010	15.0058	16.9944	7,635
	03	2009	11.1339	15.0058	7,677
	03	2008	18.1788	11.1339	0
	03	2007	15.3240	18.1788	0
	03	2006	14.5111	15.3240	0
	03	2005	13.5896	14.5111	561
	03	2004	10.0000	13.5896	596

	04	2012	16.3175	10.0000	0
	04	2011	16.7821	16.3175	9,911
	04	2010	14.8410	16.7821	11,626
	04	2009	11.0286	14.8410	15,104
	04	2008	18.0346	11.0286	14,368
	04	2007	15.2259	18.0346	60,997
	04	2006	14.4402	15.2259	15,150
	04	2005	13.5439	14.4402	16,188
	04	2004	10.0000	13.5439	21,562

	05	2012	16.2415	10.0000	0
	05	2011	16.7125	16.2415	0
	05	2010	14.7869	16.7125	0
	05	2009	10.9939	14.7869	0
	05	2008	17.9871	10.9939	0
	05	2007	15.1935	17.9871	0
	05	2006	14.4169	15.1935	0
	05	2005	13.5289	14.4169	0
	05	2004	10.0000	13.5289	0

	06	2012	16.0135	10.0000	0
	06	2011	16.5032	16.0135	0
	06	2010	14.6242	16.5032	0
	06	2009	10.8897	14.6242	0
	06	2008	17.8440	10.8897	0
	06	2007	15.0960	17.8440	1,903
	06	2006	14.3463	15.0960	1,896
	06	2005	13.4833	14.3463	0
	06	2004	10.0000	13.4833	0

	07	2012	15.0236	10.0000	0
	07	2011	15.4908	15.0236	0
	07	2010	13.7341	15.4908	0
	07	2009	10.2321	13.7341	0
	07	2008	16.7752	10.2321	0
	07	2007	14.1990	16.7752	0
	07	2006	13.5008	14.1990	0
	07	2005	12.6951	13.5008	0
	07	2004	10.0000	12.6951	0

	08	2012	14.7596	10.0000	0
	08	2011	15.2498	14.7596	0
	08	2010	13.5481	15.2498	0
	08	2009	10.1143	13.5481	0
	08	2008	16.6162	10.1143	0
	08	2007	14.0936	16.6162	0
	08	2006	13.4279	14.0936	0
	08	2005	12.6524	13.4279	0
	08	2004	10.0000	12.6524	0

MFS High Yield Portfolio, Service Class	01	2012	17.3441	19.5257	385,192
	01	2011	16.9872	17.3441	259,462
	01	2010	14.9777	16.9872	322,383
	01	2009	10.1774	14.9777	375,315
	01	2008	14.7167	10.1774	532,751
	01	2007	14.7422	14.7167	494,003
	01	2006	13.6277	14.7422	297,073
	01	2005	13.5996	13.6277	213,926
	01	2004	10.0000	13.5996	143,294

	02	2012	17.0223	19.1242	245,439
	02	2011	16.7059	17.0223	220,072
	02	2010	14.7597	16.7059	300,946
	02	2009	10.0497	14.7597	340,036
	02	2008	14.5617	10.0497	484,584
	02	2007	14.6169	14.5617	489,018
	02	2006	13.5394	14.6169	316,622
	02	2005	13.5389	13.5394	194,124
	02	2004	10.0000	13.5389	132,593

	03	2012	16.9425	19.0248	32,736
	03	2011	16.6360	16.9425	14,888
	03	2010	14.7055	16.6360	13,948
	03	2009	10.0179	14.7055	18,483
	03	2008	14.5231	10.0179	28,286
	03	2007	14.5856	14.5231	26,051
	03	2006	13.5173	14.5856	18,478
	03	2005	13.5237	13.5173	17,756
	03	2004	10.0000	13.5237	11,883

	04	2012	16.7054	18.7297	146,105
	04	2011	16.4283	16.7054	111,086
	04	2010	14.5442	16.4283	141,119
	04	2009	9.9232	14.5442	167,934
	04	2008	14.4079	9.9232	224,894
	04	2007	14.4923	14.4079	224,278
	04	2006	13.4513	14.4923	182,359
	04	2005	13.4783	13.4513	154,872
	04	2004	10.0000	13.4783	115,695

	05	2012	16.6275	18.6329	1,073
	05	2011	16.3601	16.6275	159
	05	2010	14.4911	16.3601	2,128
	05	2009	9.8920	14.4911	2,251
	05	2008	14.3700	9.8920	4,853
	05	2007	14.4615	14.3700	3,748
	05	2006	13.4295	14.4615	1,522
	05	2005	13.4632	13.4295	203
	05	2004	10.0000	13.4632	0

	06	2012	16.3943	18.3432	6,413
	06	2011	16.1553	16.3943	9,146
	06	2010	14.3317	16.1553	12,745
	06	2009	9.7982	14.3317	18,339
	06	2008	14.2557	9.7982	27,917
	06	2007	14.3687	14.2557	31,822
	06	2006	13.3638	14.3687	32,773
	06	2005	13.4179	13.3638	32,874
	06	2004	10.0000	13.4179	30,370

	07	2012	14.1786	15.8560	8,782
	07	2011	13.9791	14.1786	11,076
	07	2010	12.4075	13.9791	20,114
	07	2009	8.4870	12.4075	25,112
	07	2008	12.3543	8.4870	35,023
	07	2007	12.4586	12.3543	37,289
	07	2006	11.5932	12.4586	41,021
	07	2005	11.6461	11.5932	42,942
	07	2004	10.0000	11.6461	41,027

	08	2012	13.9295	15.5454	960
	08	2011	13.7616	13.9295	1,217
	08	2010	12.2395	13.7616	1,567
	08	2009	8.3893	12.2395	1,888
	08	2008	12.2373	8.3893	2,726
	08	2007	12.3660	12.2373	2,807
	08	2006	11.5306	12.3660	3,063
	08	2005	11.6069	11.5306	4,463
	08	2004	10.0000	11.6069	4,508

MFS International Growth Portfolio, Service Class	01	2012	9.2946	10.9210	126,413
	01	2011	10.6372	9.2946	157,367
	01	2010	9.4205	10.6372	159,754
	01	2009	6.9601	9.4205	141,670
	01	2008	11.7937	6.9601	103,690
	01	2007	10.0000	11.7937	42,942

	02	2012	9.2036	10.7920	49,142
	02	2011	10.5545	9.2036	67,086
	02	2010	9.3664	10.5545	59,698
	02	2009	6.9342	9.3664	63,131
	02	2008	11.7739	6.9342	32,726
	02	2007	10.0000	11.7739	20,931

	03	2012	9.1809	10.7599	1,619
	03	2011	10.5339	9.1809	1,763
	03	2010	9.3528	10.5339	1,599
	03	2009	6.9277	9.3528	1,638
	03	2008	11.7689	6.9277	0
	03	2007	10.0000	11.7689	0

	04	2012	9.1133	10.6642	29,883
	04	2011	10.4723	9.1133	31,859
	04	2010	9.3123	10.4723	30,954
	04	2009	6.9083	9.3123	43,332
	04	2008	11.7541	6.9083	41,661
	04	2007	10.0000	11.7541	37,484

	05	2012	9.0910	10.6327	0
	05	2011	10.4520	9.0910	0
	05	2010	9.2990	10.4520	0
	05	2009	6.9019	9.2990	0
	05	2008	11.7492	6.9019	0
	05	2007	10.0000	11.7492	0

	06	2012	9.0238	10.5378	0
	06	2011	10.3906	9.0238	954
	06	2010	9.2586	10.3906	970
	06	2009	6.8825	9.2586	1,067
	06	2008	11.7343	6.8825	0
	06	2007	10.0000	11.7343	1,742

	07	2012	9.0016	10.5065	0
	07	2011	10.3704	9.0016	0
	07	2010	9.2453	10.3704	0
	07	2009	6.8761	9.2453	0
	07	2008	11.7293	6.8761	0
	07	2007	10.0000	11.7293	0

	08	2012	8.9129	10.3815	0
	08	2011	10.2892	8.9129	0
	08	2010	9.1918	10.2892	0
	08	2009	6.8503	9.1918	0
	08	2008	11.7095	6.8503	0
	08	2007	10.0000	11.7095	0

MFS International Value Portfolio, Service Class	01	2012	9.2977	10.5948	1,341,649
	01	2011	9.6293	9.2977	1,597,233
	01	2010	9.0051	9.6293	1,900,158
	01	2009	7.3221	9.0051	1,942,547
	01	2008	10.8868	7.3221	2,169,328
	01	2007	10.0000	10.8868	1,843,705

	02	2012	9.2067	10.4697	1,021,316
	02	2011	9.5545	9.2067	1,197,052
	02	2010	8.9533	9.5545	1,431,805
	02	2009	7.2948	8.9533	1,454,428
	02	2008	10.8685	7.2948	1,674,663
	02	2007	10.0000	10.8685	1,489,635

	03	2012	9.1840	10.4386	14,408
	03	2011	9.5358	9.1840	16,995
	03	2010	8.9404	9.5358	18,901
	03	2009	7.2880	8.9404	25,842
	03	2008	10.8639	7.2880	31,615
	03	2007	10.0000	10.8639	25,124

	04	2012	9.1163	10.3457	192,594
	04	2011	9.4800	9.1163	240,299
	04	2010	8.9017	9.4800	269,604
	04	2009	7.2676	8.9017	321,392
	04	2008	10.8502	7.2676	471,184
	04	2007	10.0000	10.8502	283,182

	05	2012	9.0940	10.3151	0
	05	2011	9.4616	9.0940	0
	05	2010	8.8889	9.4616	2,253
	05	2009	7.2609	8.8889	2,199
	05	2008	10.8457	7.2609	0
	05	2007	10.0000	10.8457	0

	06	2012	9.0268	10.2231	0
	06	2011	9.4061	9.0268	0
	06	2010	8.8503	9.4061	0
	06	2009	7.2405	8.8503	0
	06	2008	10.8319	7.2405	0
	06	2007	10.0000	10.8319	0

	07	2012	9.0046	10.1926	568
	07	2011	9.3877	9.0046	618
	07	2010	8.8375	9.3877	2,516
	07	2009	7.2337	8.8375	2,459
	07	2008	10.8274	7.2337	2,623
	07	2007	10.0000	10.8274	1,616

	08	2012	8.9159	10.0714	0
	08	2011	9.3143	8.9159	0
	08	2010	8.7864	9.3143	0
	08	2009	7.2066	8.7864	0
	08	2008	10.8091	7.2066	0
	08	2007	10.0000	10.8091	0

MFS Massachusetts Investors Growth Stock Portfolio, Service Class	01	2012	13.2768	15.2495	23,148
	01	2011	13.4294	13.2768	36,349
	01	2010	12.1084	13.4294	54,300
	01	2009	8.8122	12.1084	80,996
	01	2008	14.3104	8.8122	105,035
	01	2007	13.0852	14.3104	131,405
	01	2006	12.3920	13.0852	62,627
	01	2005	12.1028	12.3920	59,928
	01	2004	10.0000	12.1028	50,471

	02	2012	13.0303	14.9358	86,094
	02	2011	13.2070	13.0303	95,034
	02	2010	11.9321	13.2070	195,990
	02	2009	8.7015	11.9321	202,869
	02	2008	14.1597	8.7015	226,945
	02	2007	12.9739	14.1597	289,710
	02	2006	12.3116	12.9739	185,323
	02	2005	12.0487	12.3116	177,706
	02	2004	10.0000	12.0487	206,468

	03	2012	12.9692	14.8582	1,149
	03	2011	13.1517	12.9692	1,292
	03	2010	11.8882	13.1517	3,435
	03	2009	8.6740	11.8882	4,798
	03	2008	14.1222	8.6740	6,993
	03	2007	12.9462	14.1222	24,246
	03	2006	12.2915	12.9462	38,293
	03	2005	12.0352	12.2915	30,841
	03	2004	10.0000	12.0352	25,143

	04	2012	12.7876	14.6275	46,380
	04	2011	12.9874	12.7876	57,708
	04	2010	11.7577	12.9874	83,035
	04	2009	8.5919	11.7577	102,337
	04	2008	14.0101	8.5919	113,887
	04	2007	12.8633	14.0101	161,541
	04	2006	12.2315	12.8633	148,922
	04	2005	11.9948	12.2315	145,584
	04	2004	10.0000	11.9948	147,651

	05	2012	12.7281	14.5521	0
	05	2011	12.9335	12.7281	0
	05	2010	11.7148	12.9335	0
	05	2009	8.5649	11.7148	0
	05	2008	13.9732	8.5649	0
	05	2007	12.8360	13.9732	0
	05	2006	12.2117	12.8360	0
	05	2005	11.9814	12.2117	0
	05	2004	10.0000	11.9814	0

	06	2012	12.5494	14.3256	10,351
	06	2011	12.7715	12.5494	11,065
	06	2010	11.5859	12.7715	11,997
	06	2009	8.4837	11.5859	24,829
	06	2008	13.8621	8.4837	26,098
	06	2007	12.7536	13.8621	23,153
	06	2006	12.1519	12.7536	13,781
	06	2005	11.9410	12.1519	15,686
	06	2004	10.0000	11.9410	13,013

	07	2012	12.3905	14.1369	8,348
	07	2011	12.6162	12.3905	9,309
	07	2010	11.4508	12.6162	18,039
	07	2009	8.3891	11.4508	32,044
	07	2008	13.7145	8.3891	39,143
	07	2007	12.6243	13.7145	72,634
	07	2006	12.0349	12.6243	61,102
	07	2005	11.8320	12.0349	61,359
	07	2004	10.0000	11.8320	62,201

	08	2012	12.1727	13.8599	45
	08	2011	12.4199	12.1727	51
	08	2010	11.2958	12.4199	56
	08	2009	8.2925	11.2958	63
	08	2008	13.5846	8.2925	79
	08	2007	12.5305	13.5846	2,400
	08	2006	11.9700	12.5305	2,157
	08	2005	11.7923	11.9700	2,291
	08	2004	10.0000	11.7923	2,420

MFS Mid Cap Growth Portfolio, Service Class	01	2012	12.7766	10.0000	0
	01	2011	13.8683	12.7766	4,144
	01	2010	10.9461	13.8683	9,271
	01	2009	7.8459	10.9461	24,734
	01	2008	16.4360	7.8459	31,811
	01	2007	15.2589	16.4360	27,028
	01	2006	15.1886	15.2589	28,298
	01	2005	15.0329	15.1886	31,564
	01	2004	10.0000	15.0329	36,129

	02	2012	12.5394	10.0000	0
	02	2011	13.6386	12.5394	5,827
	02	2010	10.7867	13.6386	10,908
	02	2009	7.7474	10.7867	10,299
	02	2008	16.2630	7.7474	13,393
	02	2007	15.1292	16.2630	28,538
	02	2006	15.0902	15.1292	33,860
	02	2005	14.9658	15.0902	20,530
	02	2004	10.0000	14.9658	23,324

	03	2012	12.4806	10.0000	0
	03	2011	13.5815	12.4806	321
	03	2010	10.7471	13.5815	972
	03	2009	7.7229	10.7471	2,593
	03	2008	16.2198	7.7229	3,801
	03	2007	15.0969	16.2198	5,551
	03	2006	15.0656	15.0969	6,486
	03	2005	14.9491	15.0656	7,773
	03	2004	10.0000	14.9491	7,816

	04	2012	12.3058	10.0000	0
	04	2011	13.4119	12.3058	8,915
	04	2010	10.6291	13.4119	23,084
	04	2009	7.6498	10.6291	20,971
	04	2008	16.0912	7.6498	22,938
	04	2007	15.0002	16.0912	24,413
	04	2006	14.9920	15.0002	30,320
	04	2005	14.8988	14.9920	36,851
	04	2004	10.0000	14.8988	44,325

	05	2012	12.2485	10.0000	0
	05	2011	13.3562	12.2485	0
	05	2010	10.5903	13.3562	0
	05	2009	7.6258	10.5903	0
	05	2008	16.0488	7.6258	0
	05	2007	14.9683	16.0488	0
	05	2006	14.9677	14.9683	0
	05	2005	14.8822	14.9677	0
	05	2004	10.0000	14.8822	0

	06	2012	12.0765	10.0000	0
	06	2011	13.1889	12.0765	1,578
	06	2010	10.4737	13.1889	1,800
	06	2009	7.5534	10.4737	7,394
	06	2008	15.9211	7.5534	7,722
	06	2007	14.8722	15.9211	5,117
	06	2006	14.8945	14.8722	5,326
	06	2005	14.8321	14.8945	6,251
	06	2004	10.0000	14.8321	7,714

	07	2012	11.0156	10.0000	0
	07	2011	12.0364	11.0156	3,492
	07	2010	9.5634	12.0364	7,272
	07	2009	6.9004	9.5634	9,712
	07	2008	14.5523	6.9004	11,684
	07	2007	13.6005	14.5523	11,102
	07	2006	13.6278	13.6005	12,131
	07	2005	13.5776	13.6278	14,491
	07	2004	10.0000	13.5776	15,836

	08	2012	10.8220	10.0000	0
	08	2011	11.8491	10.8220	0
	08	2010	9.4339	11.8491	0
	08	2009	6.8209	9.4339	0
	08	2008	14.4144	6.8209	0
	08	2007	13.4994	14.4144	166
	08	2006	13.5543	13.4994	337
	08	2005	13.5320	13.5543	336
	08	2004	10.0000	13.5320	351

MFS Money Market Portfolio, Service Class	01	2012	9.8294	9.6614	2,610,200
	01	2011	9.9989	9.8294	1,168,985
	01	2010	10.1718	9.9989	1,289,655
	01	2009	10.3477	10.1718	1,234,622
	01	2008	10.3410	10.3477	1,609,682
	01	2007	10.0592	10.3410	1,518,240
	01	2006	9.8077	10.0592	841,089
	01	2005	9.7370	9.8077	555,637
	01	2004	10.0000	9.7370	308,562

	02	2012	9.6470	9.4627	2,149,939
	02	2011	9.8333	9.6470	925,260
	02	2010	10.0237	9.8333	1,204,722
	02	2009	10.2178	10.0237	1,267,437
	02	2008	10.2321	10.2178	1,237,811
	02	2007	9.9737	10.2321	1,210,048
	02	2006	9.7441	9.9737	1,051,929
	02	2005	9.6935	9.7441	556,107
	02	2004	10.0000	9.6935	397,959

	03	2012	9.6017	9.4135	119,894
	03	2011	9.7922	9.6017	116,323
	03	2010	9.9869	9.7922	92,451
	03	2009	10.1855	9.9869	97,581
	03	2008	10.2049	10.1855	95,453
	03	2007	9.9524	10.2049	162,803
	03	2006	9.7282	9.9524	70,320
	03	2005	9.6826	9.7282	58,953
	03	2004	10.0000	9.6826	34,319

	04	2012	9.4673	9.2674	906,644
	04	2011	9.6698	9.4673	647,032
	04	2010	9.8773	9.6698	774,792
	04	2009	10.0892	9.8773	944,949
	04	2008	10.1239	10.0892	1,009,946
	04	2007	9.8886	10.1239	840,944
	04	2006	9.6807	9.8886	653,786
	04	2005	9.6501	9.6807	523,625
	04	2004	10.0000	9.6501	318,642

	05	2012	9.4232	9.2195	305
	05	2011	9.6297	9.4232	277
	05	2010	9.8413	9.6297	3,585
	05	2009	10.0575	9.8413	3,274
	05	2008	10.0973	10.0575	4,365
	05	2007	9.8676	10.0973	6,966
	05	2006	9.6650	9.8676	2,428
	05	2005	9.6393	9.6650	465
	05	2004	10.0000	9.6393	0

	06	2012	9.2910	9.0761	77,049
	06	2011	9.5091	9.2910	126,112
	06	2010	9.7330	9.5091	87,241
	06	2009	9.9621	9.7330	68,510
	06	2008	10.0170	9.9621	79,369
	06	2007	9.8043	10.0170	116,786
	06	2006	9.6177	9.8043	113,531
	06	2005	9.6068	9.6177	302,433
	06	2004	10.0000	9.6068	148,739

	07	2012	9.3400	9.1194	48,358
	07	2011	9.5642	9.3400	44,773
	07	2010	9.7944	9.5642	69,280
	07	2009	10.0301	9.7944	72,489
	07	2008	10.0905	10.0301	63,223
	07	2007	9.8813	10.0905	102,173
	07	2006	9.6982	9.8813	113,441
	07	2005	9.6922	9.6982	110,688
	07	2004	10.0000	9.6922	100,698

	08	2012	9.1760	8.9407	7,921
	08	2011	9.4154	9.1760	8,560
	08	2010	9.6618	9.4154	10,642
	08	2009	9.9146	9.6618	11,063
	08	2008	9.9949	9.9146	9,878
	08	2007	9.8079	9.9949	15,306
	08	2006	9.6458	9.8079	16,400
	08	2005	9.6596	9.6458	18,776
	08	2004	10.0000	9.6596	19,029

MFS New Discovery Portfolio, Service Class	01	2012	17.3719	20.6403	166,108
	01	2011	19.7565	17.3719	214,845
	01	2010	14.7544	19.7565	246,778
	01	2009	9.2245	14.7544	342,859
	01	2008	15.5803	9.2245	494,987
	01	2007	15.4983	15.5803	514,618
	01	2006	13.9648	15.4983	444,408
	01	2005	13.5347	13.9648	265,109
	01	2004	10.0000	13.5347	132,879

	02	2012	17.0494	20.2157	209,532
	02	2011	19.4292	17.0494	249,996
	02	2010	14.5396	19.4292	266,073
	02	2009	9.1087	14.5396	362,034
	02	2008	15.4163	9.1087	539,243
	02	2007	15.3666	15.4163	566,711
	02	2006	13.8742	15.3666	468,443
	02	2005	13.4743	13.8742	240,382
	02	2004	10.0000	13.4743	83,780

	03	2012	16.9695	20.1106	8,894
	03	2011	19.3480	16.9695	14,092
	03	2010	14.4862	19.3480	17,840
	03	2009	9.0799	14.4862	26,065
	03	2008	15.3754	9.0799	36,061
	03	2007	15.3338	15.3754	40,758
	03	2006	13.8516	15.3338	37,567
	03	2005	13.4592	13.8516	33,909
	03	2004	10.0000	13.4592	17,051

	04	2012	16.7319	19.7985	101,658
	04	2011	19.1063	16.7319	123,833
	04	2010	14.3272	19.1063	156,448
	04	2009	8.9940	14.3272	252,377
	04	2008	15.2535	8.9940	320,951
	04	2007	15.2356	15.2535	306,025
	04	2006	13.7840	15.2356	298,898
	04	2005	13.4140	13.7840	238,829
	04	2004	10.0000	13.4140	181,739

	05	2012	16.6539	19.6962	518
	05	2011	19.0270	16.6539	521
	05	2010	14.2749	19.0270	2,205
	05	2009	8.9657	14.2749	2,791
	05	2008	15.2133	8.9657	6,206
	05	2007	15.2032	15.2133	4,232
	05	2006	13.7617	15.2032	2,715
	05	2005	13.3990	13.7617	1,552
	05	2004	10.0000	13.3990	395

	06	2012	16.4201	19.3897	9,406
	06	2011	18.7887	16.4201	10,893
	06	2010	14.1177	18.7887	12,616
	06	2009	8.8806	14.1177	18,003
	06	2008	15.0922	8.8806	30,646
	06	2007	15.1056	15.0922	31,865
	06	2006	13.6943	15.1056	31,837
	06	2005	13.3539	13.6943	33,502
	06	2004	10.0000	13.3539	24,103

	07	2012	15.7893	18.6353	5,810
	07	2011	18.0761	15.7893	11,157
	07	2010	13.5892	18.0761	16,005
	07	2009	8.5525	13.5892	26,128
	07	2008	14.5422	8.5525	35,776
	07	2007	14.5625	14.5422	38,300
	07	2006	13.2087	14.5625	42,198
	07	2005	12.8869	13.2087	39,224
	07	2004	10.0000	12.8869	38,052

	08	2012	15.5118	18.2700	2,335
	08	2011	17.7948	15.5118	2,496
	08	2010	13.4052	17.7948	3,161
	08	2009	8.4540	13.4052	4,148
	08	2008	14.4044	8.4540	5,584
	08	2007	14.4543	14.4044	4,949
	08	2006	13.1374	14.4543	4,849
	08	2005	12.8436	13.1374	5,016
	08	2004	10.0000	12.8436	4,491

MFS Research International Portfolio, Service Class	01	2012	16.9371	19.3590	314,443
	01	2011	19.3722	16.9371	373,205
	01	2010	17.8605	19.3722	402,143
	01	2009	13.9229	17.8605	420,845
	01	2008	24.6766	13.9229	459,811
	01	2007	22.2551	24.6766	450,164
	01	2006	17.7903	22.2551	307,532
	01	2005	15.5751	17.7903	155,794
	01	2004	10.0000	15.5751	100,047

	02	2012	16.6228	18.9609	291,645
	02	2011	19.0514	16.6228	363,971
	02	2010	17.6005	19.0514	381,567
	02	2009	13.7481	17.6005	403,732
	02	2008	24.4169	13.7481	458,856
	02	2007	22.0660	24.4169	459,307
	02	2006	17.6750	22.0660	305,872
	02	2005	15.5056	17.6750	154,306
	02	2004	10.0000	15.5056	79,844

	03	2012	16.5448	18.8622	9,335
	03	2011	18.9717	16.5448	23,993
	03	2010	17.5359	18.9717	25,923
	03	2009	13.7046	17.5359	28,073
	03	2008	24.3521	13.7046	29,942
	03	2007	22.0189	24.3521	29,931
	03	2006	17.6462	22.0189	48,264
	03	2005	15.4882	17.6462	43,321
	03	2004	10.0000	15.4882	32,263

	04	2012	16.3131	18.5695	161,709
	04	2011	18.7348	16.3131	175,136
	04	2010	17.3434	18.7348	194,688
	04	2009	13.5750	17.3434	217,797
	04	2008	24.1590	13.5750	263,549
	04	2007	21.8779	24.1590	280,914
	04	2006	17.5601	21.8779	322,551
	04	2005	15.4362	17.5601	238,933
	04	2004	10.0000	15.4362	199,718

	05	2012	16.2372	18.4736	464
	05	2011	18.6570	16.2372	466
	05	2010	17.2801	18.6570	440
	05	2009	13.5324	17.2801	424
	05	2008	24.0954	13.5324	816
	05	2007	21.8315	24.0954	1,441
	05	2006	17.5316	21.8315	1,848
	05	2005	15.4190	17.5316	1,190
	05	2004	10.0000	15.4190	486

	06	2012	16.0093	18.1862	7,075
	06	2011	18.4234	16.0093	7,321
	06	2010	17.0900	18.4234	7,286
	06	2009	13.4041	17.0900	9,500
	06	2008	23.9038	13.4041	11,270
	06	2007	21.6914	23.9038	19,580
	06	2006	17.4459	21.6914	26,116
	06	2005	15.3671	17.4459	16,263
	06	2004	10.0000	15.3671	11,964

	07	2012	15.4344	17.5242	2,385
	07	2011	17.7709	15.4344	5,442
	07	2010	16.4931	17.7709	7,645
	07	2009	12.9426	16.4931	18,009
	07	2008	23.0927	12.9426	20,320
	07	2007	20.9661	23.0927	39,025
	07	2006	16.8711	20.9661	53,259
	07	2005	14.8684	16.8711	54,904
	07	2004	10.0000	14.8684	64,870

	08	2012	15.1632	17.1808	1,887
	08	2011	17.4945	15.1632	1,863
	08	2010	16.2699	17.4945	2,403
	08	2009	12.7936	16.2699	2,307
	08	2008	22.8740	12.7936	2,377
	08	2007	20.8104	22.8740	3,286
	08	2006	16.7801	20.8104	3,625
	08	2005	14.8185	16.7801	2,513
	08	2004	10.0000	14.8185	3,117

MFS Strategic Income Portfolio, Service Class	01	2012	15.3336	16.6227	72
	01	2011	14.9541	15.3336	77
	01	2010	13.8238	14.9541	81
	01	2009	11.0520	13.8238	86
	01	2008	12.9554	11.0520	369
	01	2007	12.7675	12.9554	6,295
	01	2006	12.2007	12.7675	6,290
	01	2005	12.2147	12.2007	7,757
	01	2004	10.0000	12.2147	10,554

	02	2012	15.0490	16.2809	5,855
	02	2011	14.7064	15.0490	8,883
	02	2010	13.6226	14.7064	9,124
	02	2009	10.9133	13.6226	9,374
	02	2008	12.8190	10.9133	14,965
	02	2007	12.6590	12.8190	16,780
	02	2006	12.1216	12.6590	17,107
	02	2005	12.1601	12.1216	16,667
	02	2004	10.0000	12.1601	19,755

	03	2012	14.9785	16.1963	0
	03	2011	14.6450	14.9785	0
	03	2010	13.5726	14.6450	0
	03	2009	10.8788	13.5726	0
	03	2008	12.7850	10.8788	0
	03	2007	12.6319	12.7850	0
	03	2006	12.1018	12.6319	0
	03	2005	12.1465	12.1018	0
	03	2004	10.0000	12.1465	0

	04	2012	14.7688	15.9450	11,170
	04	2011	14.4620	14.7688	6,865
	04	2010	13.4236	14.4620	2,704
	04	2009	10.7759	13.4236	4,187
	04	2008	12.6836	10.7759	3,308
	04	2007	12.5510	12.6836	7,231
	04	2006	12.0427	12.5510	9,392
	04	2005	12.1057	12.0427	9,885
	04	2004	10.0000	12.1057	10,850

	05	2012	14.7001	15.8627	0
	05	2011	14.4020	14.7001	0
	05	2010	13.3747	14.4020	0
	05	2009	10.7420	13.3747	0
	05	2008	12.6502	10.7420	0
	05	2007	12.5244	12.6502	0
	05	2006	12.0232	12.5244	0
	05	2005	12.0922	12.0232	0
	05	2004	10.0000	12.0922	0

	06	2012	14.4938	15.6159	0
	06	2011	14.2217	14.4938	0
	06	2010	13.2275	14.2217	0
	06	2009	10.6402	13.2275	0
	06	2008	12.5495	10.6402	0
	06	2007	12.4440	12.5495	0
	06	2006	11.9643	12.4440	0
	06	2005	12.0514	11.9643	0
	06	2004	10.0000	12.0514	0

	07	2012	13.1276	14.1367	0
	07	2011	12.8877	13.1276	0
	07	2010	11.9929	12.8877	0
	07	2009	9.6520	11.9929	0
	07	2008	11.3899	9.6520	0
	07	2007	11.2999	11.3899	0
	07	2006	10.8699	11.2999	0
	07	2005	10.9546	10.8699	0
	07	2004	10.0000	10.9546	0

	08	2012	12.8970	13.8597	0
	08	2011	12.6872	12.8970	0
	08	2010	11.8306	12.6872	0
	08	2009	9.5409	11.8306	0
	08	2008	11.2820	9.5409	0
	08	2007	11.2159	11.2820	0
	08	2006	10.8112	11.2159	0
	08	2005	10.9178	10.8112	0
	08	2004	10.0000	10.9178	0

MFS Total Return Portfolio, Service Class	01	2012	13.9162	15.1853	3,838,149
	01	2011	13.9257	13.9162	4,611,339
	01	2010	12.9149	13.9257	5,875,162
	01	2009	11.1524	12.9149	5,868,007
	01	2008	14.4978	11.1524	5,183,640
	01	2007	14.1724	14.4978	5,165,051
	01	2006	12.8827	14.1724	3,628,756
	01	2005	12.7464	12.8827	2,904,025
	01	2004	10.0000	12.7464	1,181,186

	02	2012	13.6580	14.8730	1,544,689
	02	2011	13.6951	13.6580	2,136,413
	02	2010	12.7269	13.6951	2,511,979
	02	2009	11.0125	12.7269	2,998,329
	02	2008	14.3452	11.0125	2,954,835
	02	2007	14.0520	14.3452	2,861,747
	02	2006	12.7992	14.0520	2,413,585
	02	2005	12.6895	12.7992	1,842,582
	02	2004	10.0000	12.6895	999,969

	03	2012	13.5939	14.7957	430,882
	03	2011	13.6378	13.5939	479,141
	03	2010	12.6802	13.6378	585,390
	03	2009	10.9776	12.6802	761,850
	03	2008	14.3071	10.9776	804,141
	03	2007	14.0219	14.3071	919,024
	03	2006	12.7783	14.0219	677,584
	03	2005	12.6753	12.7783	488,960
	03	2004	10.0000	12.6753	189,440

	04	2012	13.4036	14.5661	1,120,309
	04	2011	13.4675	13.4036	1,324,993
	04	2010	12.5410	13.4675	1,676,334
	04	2009	10.8738	12.5410	1,818,163
	04	2008	14.1936	10.8738	1,980,241
	04	2007	13.9322	14.1936	2,048,795
	04	2006	12.7159	13.9322	2,060,436
	04	2005	12.6327	12.7159	1,939,367
	04	2004	10.0000	12.6327	1,638,197

	05	2012	13.3412	14.4909	25,073
	05	2011	13.4116	13.3412	27,199
	05	2010	12.4953	13.4116	38,975
	05	2009	10.8397	12.4953	46,363
	05	2008	14.1563	10.8397	48,948
	05	2007	13.9026	14.1563	70,227
	05	2006	12.6953	13.9026	59,104
	05	2005	12.6186	12.6953	38,689
	05	2004	10.0000	12.6186	0

	06	2012	13.1540	14.2655	79,029
	06	2011	13.2436	13.1540	127,395
	06	2010	12.3578	13.2436	162,629
	06	2009	10.7369	12.3578	176,539
	06	2008	14.0437	10.7369	209,049
	06	2007	13.8133	14.0437	244,500
	06	2006	12.6332	13.8133	261,391
	06	2005	12.5761	12.6332	232,350
	06	2004	10.0000	12.5761	325,272

	07	2012	12.4229	13.4657	100,851
	07	2011	12.5139	12.4229	166,829
	07	2010	11.6829	12.5139	284,822
	07	2009	10.1557	11.6829	356,112
	07	2008	13.2903	10.1557	405,419
	07	2007	13.0790	13.2903	434,650
	07	2006	11.9677	13.0790	471,186
	07	2005	11.9197	11.9677	663,209
	07	2004	10.0000	11.9197	823,450

	08	2012	12.2046	13.2018	2,201
	08	2011	12.3192	12.2046	7,553
	08	2010	11.5247	12.3192	8,270
	08	2009	10.0387	11.5247	9,025
	08	2008	13.1644	10.0387	9,873
	08	2007	12.9818	13.1644	2,967
	08	2006	11.9031	12.9818	9,066
	08	2005	11.8797	11.9031	9,882
	08	2004	10.0000	11.8797	58,126

MFS Utilities Portfolio, Service Class	01	2012	33.2328	37.2130	241,334
	01	2011	31.6424	33.2328	280,060
	01	2010	28.3346	31.6424	288,485
	01	2009	21.6568	28.3346	275,148
	01	2008	35.1151	21.6568	246,143
	01	2007	27.8488	35.1151	251,852
	01	2006	21.4676	27.8488	150,354
	01	2005	18.6690	21.4676	99,931
	01	2004	10.0000	18.6690	8,850

	02	2012	32.6163	36.4480	126,613
	02	2011	31.1186	32.6163	151,580
	02	2010	27.9223	31.1186	137,764
	02	2009	21.3852	27.9223	150,034
	02	2008	34.7457	21.3852	136,454
	02	2007	27.6123	34.7457	106,799
	02	2006	21.3285	27.6123	57,017
	02	2005	18.5858	21.3285	27,343
	02	2004	10.0000	18.5858	16,186

	03	2012	32.4634	36.2586	10,341
	03	2011	30.9886	32.4634	16,952
	03	2010	27.8198	30.9886	17,338
	03	2009	21.3176	27.8198	18,070
	03	2008	34.6536	21.3176	18,765
	03	2007	27.5533	34.6536	1,308
	03	2006	21.2937	27.5533	1,327
	03	2005	18.5650	21.2937	559
	03	2004	10.0000	18.5650	0

	04	2012	32.0091	35.6961	67,476
	04	2011	30.6017	32.0091	73,650
	04	2010	27.5146	30.6017	66,365
	04	2009	21.1160	27.5146	88,887
	04	2008	34.3789	21.1160	132,788
	04	2007	27.3769	34.3789	171,058
	04	2006	21.1898	27.3769	140,809
	04	2005	18.5026	21.1898	110,171
	04	2004	10.0000	18.5026	81,925

	05	2012	31.8601	35.5118	614
	05	2011	30.4746	31.8601	654
	05	2010	27.4142	30.4746	0
	05	2009	21.0497	27.4142	0
	05	2008	34.2884	21.0497	0
	05	2007	27.3188	34.2884	0
	05	2006	21.1555	27.3188	0
	05	2005	18.4820	21.1555	0
	05	2004	10.0000	18.4820	0

	06	2012	31.4132	34.9596	8,319
	06	2011	30.0933	31.4132	9,240
	06	2010	27.1127	30.0933	9,241
	06	2009	20.8502	27.1127	9,242
	06	2008	34.0159	20.8502	11,794
	06	2007	27.1436	34.0159	16,399
	06	2006	21.0520	27.1436	9,641
	06	2005	18.4198	21.0520	3,582
	06	2004	10.0000	18.4198	0

	07	2012	25.8292	28.7304	366
	07	2011	24.7565	25.8292	372
	07	2010	22.3160	24.7565	391
	07	2009	17.1701	22.3160	397
	07	2008	28.0265	17.1701	2,852
	07	2007	22.3757	28.0265	2,378
	07	2006	17.3630	22.3757	2,809
	07	2005	15.1998	17.3630	0
	07	2004	10.0000	15.1998	0

	08	2012	25.3755	28.1676	0
	08	2011	24.3715	25.3755	0
	08	2010	22.0139	24.3715	0
	08	2009	16.9725	22.0139	0
	08	2008	27.7612	16.9725	0
	08	2007	22.2096	27.7612	0
	08	2006	17.2694	22.2096	0
	08	2005	15.1487	17.2694	0
	08	2004	10.0000	15.1487	0

MFS Value Portfolio, Service Class	01	2012	15.0359	17.1393	915,915
	01	2011	15.3394	15.0359	1,130,051
	01	2010	14.0298	15.3394	1,249,473
	01	2009	11.8641	14.0298	1,174,025
	01	2008	17.9799	11.8641	967,214
	01	2007	16.9890	17.9799	167,136
	01	2006	14.3229	16.9890	88,397
	01	2005	13.7009	14.3229	87,005
	01	2004	10.0000	13.7009	61,526

	02	2012	14.7568	16.7868	488,228
	02	2011	15.0854	14.7568	574,664
	02	2010	13.8255	15.0854	685,282
	02	2009	11.7152	13.8255	744,391
	02	2008	17.7907	11.7152	702,915
	02	2007	16.8447	17.7907	143,127
	02	2006	14.2300	16.8447	104,822
	02	2005	13.6398	14.2300	115,400
	02	2004	10.0000	13.6398	121,286

	03	2012	14.6876	16.6995	13,534
	03	2011	15.0223	14.6876	17,547
	03	2010	13.7747	15.0223	22,242
	03	2009	11.6782	13.7747	25,985
	03	2008	17.7435	11.6782	29,359
	03	2007	16.8086	17.7435	11,254
	03	2006	14.2068	16.8086	29,994
	03	2005	13.6245	14.2068	31,044
	03	2004	10.0000	13.6245	26,503

	04	2012	14.4820	16.4403	163,074
	04	2011	14.8346	14.4820	184,882
	04	2010	13.6235	14.8346	217,417
	04	2009	11.5677	13.6235	231,640
	04	2008	17.6027	11.5677	256,174
	04	2007	16.7010	17.6027	121,337
	04	2006	14.1375	16.7010	124,472
	04	2005	13.5787	14.1375	128,308
	04	2004	10.0000	13.5787	121,860

	05	2012	14.4145	16.3555	0
	05	2011	14.7731	14.4145	0
	05	2010	13.5738	14.7731	2,513
	05	2009	11.5313	13.5738	2,576
	05	2008	17.5564	11.5313	1,195
	05	2007	16.6655	17.5564	0
	05	2006	14.1146	16.6655	0
	05	2005	13.5635	14.1146	0
	05	2004	10.0000	13.5635	0

	06	2012	14.2123	16.1010	12,675
	06	2011	14.5881	14.2123	14,349
	06	2010	13.4245	14.5881	21,879
	06	2009	11.4220	13.4245	27,303
	06	2008	17.4168	11.4220	24,004
	06	2007	16.5586	17.4168	19,470
	06	2006	14.0455	16.5586	15,438
	06	2005	13.5179	14.0455	9,700
	06	2004	10.0000	13.5179	9,753

	07	2012	14.0253	15.8811	7,442
	07	2011	14.4036	14.0253	13,567
	07	2010	13.2614	14.4036	18,226
	07	2009	11.2891	13.2614	34,000
	07	2008	17.2229	11.2891	28,157
	07	2007	16.3827	17.2229	36,427
	07	2006	13.9034	16.3827	47,596
	07	2005	13.3879	13.9034	52,981
	07	2004	10.0000	13.3879	54,470

	08	2012	13.7789	15.5699	0
	08	2011	14.1795	13.7789	0
	08	2010	13.0819	14.1795	0
	08	2009	11.1591	13.0819	0
	08	2008	17.0598	11.1591	1,280
	08	2007	16.2610	17.0598	1,581
	08	2006	13.8284	16.2610	1,680
	08	2005	13.3429	13.8284	1,978
	08	2004	10.0000	13.3429	2,119

MFS Growth Series, Service Class	01	2012	10.0000	19.5036	41,292

	02	2012	10.0000	19.1025	37,598

	03	2012	10.0000	19.0032	9,198

	04	2012	10.0000	18.7082	39,934

	05	2012	10.0000	18.6117	0

	06	2012	10.0000	18.3221	0

	07	2012	10.0000	17.1806	0

	08	2012	10.0000	16.8439	0

MFS Research Series, Service Class	01	2012	10.0000	10.3031	1,872,381

	02	2012	10.0000	10.3007	1,038,400

	03	2012	10.0000	10.3001	39,253

	04	2012	10.0000	10.2983	237,725

	05	2012	10.0000	10.2977	0

	06	2012	10.0000	10.2959	838

	07	2012	10.0000	10.2953	0

	08	2012	10.0000	10.2929	0

MFS Value Series, Initial Class	01	2012	10.0000	10.3170	2,370,074

	02	2012	10.0000	10.3146	2,003,733

	03	2012	10.0000	10.3140	62,384

	04	2012	10.0000	10.3122	626,789

	05	2012	10.0000	10.3116	4,529

	06	2012	10.0000	10.3098	42,917

	07	2012	10.0000	10.3091	46,028

	08	2012	10.0000	10.3067	9,693

MFS Value Series, Service Class	01	2012	10.0000	10.3139	186,744

	02	2012	10.0000	10.3115	46,580

	03	2012	10.0000	10.3109	0

	04	2012	10.0000	10.3091	11,025

	05	2012	10.0000	10.3085	0

	06	2012	10.0000	10.3067	0

	07	2012	10.0000	10.3061	0

	08	2012	10.0000	10.3036	0

MFS Blended Research Small Cap Portfolio, Service Class	01	2012	9.1053	10.2380	1,153,111
	01	2011	9.7596	9.1053	1,280,349
	01	2010	8.0019	9.7596	1,407,197
	01	2009	5.9638	8.0019	1,745,397
	01	2008	9.8081	5.9638	1,907,001
	01	2007	10.0000	9.8081	1,035,471

	02	2012	9.0162	10.1171	709,710
	02	2011	9.6838	9.0162	785,658
	02	2010	7.9559	9.6838	944,705
	02	2009	5.9416	7.9559	1,169,294
	02	2008	9.7917	5.9416	1,423,499
	02	2007	10.0000	9.7917	832,213

	03	2012	8.9940	10.0870	8,512
	03	2011	9.6649	8.9940	9,510
	03	2010	7.9444	9.6649	10,390
	03	2009	5.9360	7.9444	15,475
	03	2008	9.7875	5.9360	24,346
	03	2007	10.0000	9.7875	10,653

	04	2012	8.9277	9.9972	148,742
	04	2011	9.6083	8.9277	160,573
	04	2010	7.9100	9.6083	171,550
	04	2009	5.9194	7.9100	232,951
	04	2008	9.7752	5.9194	317,297
	04	2007	10.0000	9.7752	155,628

	05	2012	8.9058	9.9676	1,137
	05	2011	9.5896	8.9058	1,138
	05	2010	7.8987	9.5896	3,335
	05	2009	5.9139	7.8987	3,651
	05	2008	9.7711	5.9139	1,141
	05	2007	10.0000	9.7711	0

	06	2012	8.8400	9.8787	520
	06	2011	9.5334	8.8400	369
	06	2010	7.8644	9.5334	1,801
	06	2009	5.8973	7.8644	2,126
	06	2008	9.7587	5.8973	3,755
	06	2007	10.0000	9.7587	0

	07	2012	8.8182	9.8492	1,160
	07	2011	9.5147	8.8182	5,179
	07	2010	7.8530	9.5147	5,872
	07	2009	5.8918	7.8530	6,813
	07	2008	9.7546	5.8918	14,070
	07	2007	10.0000	9.7546	541

	08	2012	8.7312	9.7321	37
	08	2011	9.4402	8.7312	0
	08	2010	7.8075	9.4402	0
	08	2009	5.8697	7.8075	0
	08	2008	9.7381	5.8697	1,109
	08	2007	10.0000	9.7381	0

MFS Conservative Allocation Portfolio, Service Class	01	2012	12.3582	13.2058	5,441,083
	01	2011	12.4928	12.3582	5,806,695
	01	2010	11.5910	12.4928	6,112,341
	01	2009	9.8907	11.5910	3,558,286
	01	2008	10.0000	9.8907	253,785

	02	2012	12.2781	13.0934	909,647
	02	2011	12.4371	12.2781	923,922
	02	2010	11.5627	12.4371	1,226,099
	02	2009	9.8868	11.5627	1,045,869
	02	2008	10.0000	9.8868	92,649

	03	2012	12.2581	13.0653	26,500
	03	2011	12.4231	12.2581	33,923
	03	2010	11.5557	12.4231	684
	03	2009	9.8858	11.5557	12,722
	03	2008	10.0000	9.8858	0

	04	2012	12.1982	12.9815	674,768
	04	2011	12.3814	12.1982	847,276
	04	2010	11.5345	12.3814	1,039,492
	04	2009	9.8828	11.5345	298,977
	04	2008	10.0000	9.8828	20,569

	05	2012	12.1784	12.9538	0
	05	2011	12.3676	12.1784	0
	05	2010	11.5275	12.3676	0
	05	2009	9.8818	11.5275	0
	05	2008	10.0000	9.8818	0

	06	2012	12.1188	12.8705	0
	06	2011	12.3259	12.1188	0
	06	2010	11.5063	12.3259	0
	06	2009	9.8788	11.5063	0
	06	2008	10.0000	9.8788	0

	07	2012	12.0990	12.8429	8,527
	07	2011	12.3121	12.0990	8,527
	07	2010	11.4993	12.3121	14,892
	07	2009	9.8778	11.4993	3,568
	07	2008	10.0000	9.8778	0

	08	2012	12.0200	12.7327	15,540
	08	2011	12.2567	12.0200	15,540
	08	2010	11.4711	12.2567	0
	08	2009	9.8738	11.4711	0
	08	2008	10.0000	9.8738	0

MFS Global Real Estate Portfolio, Initial Class	01	2012	16.7211	21.3719	6,010
	01	2011	18.4073	16.7211	7,583
	01	2010	16.2431	18.4073	9,089
	01	2009	12.7026	16.2431	16,110
	01	2008	23.3818	12.7026	18,257
	01	2007	27.3849	23.3818	19,037
	01	2006	20.0459	27.3849	21,842
	01	2005	18.5935	20.0459	25,902
	01	2004	10.0000	18.5935	30,762

	02	2012	16.4108	20.9323	5,639
	02	2011	18.1024	16.4108	6,695
	02	2010	16.0066	18.1024	11,185
	02	2009	12.5432	16.0066	13,975
	02	2008	23.1358	12.5432	16,875
	02	2007	27.1524	23.1358	20,883
	02	2006	19.9161	27.1524	20,946
	02	2005	18.5106	19.9161	27,495
	02	2004	10.0000	18.5106	27,722

	03	2012	16.3338	20.8234	885
	03	2011	18.0267	16.3338	2,097
	03	2010	15.9478	18.0267	2,450
	03	2009	12.5035	15.9478	2,579
	03	2008	23.0745	12.5035	3,552
	03	2007	27.0943	23.0745	4,805
	03	2006	19.8836	27.0943	6,956
	03	2005	18.4898	19.8836	7,174
	03	2004	10.0000	18.4898	7,570

	04	2012	16.1050	20.5002	7,689
	04	2011	17.8015	16.1050	9,053
	04	2010	15.7727	17.8015	13,421
	04	2009	12.3852	15.7727	18,858
	04	2008	22.8914	12.3852	21,396
	04	2007	26.9209	22.8914	20,835
	04	2006	19.7865	26.9209	40,200
	04	2005	18.4277	19.7865	25,265
	04	2004	10.0000	18.4277	33,591

	05	2012	16.0300	20.3943	0
	05	2011	17.7275	16.0300	0
	05	2010	15.7152	17.7275	782
	05	2009	12.3462	15.7152	824
	05	2008	22.8312	12.3462	1,055
	05	2007	26.8638	22.8312	0
	05	2006	19.7545	26.8638	0
	05	2005	18.4072	19.7545	0
	05	2004	10.0000	18.4072	0

	06	2012	15.8050	20.0771	1,003
	06	2011	17.5056	15.8050	1,273
	06	2010	15.5422	17.5056	1,705
	06	2009	12.2292	15.5422	6,935
	06	2008	22.6497	12.2292	6,019
	06	2007	26.6914	22.6497	4,998
	06	2006	19.6578	26.6914	3,709
	06	2005	18.3452	19.6578	6,759
	06	2004	10.0000	18.3452	7,903

	07	2012	13.5812	17.2433	4,500
	07	2011	15.0502	13.5812	5,639
	07	2010	13.3690	15.0502	8,669
	07	2009	10.5246	13.3690	12,580
	07	2008	19.5027	10.5246	14,274
	07	2007	22.9948	19.5027	12,911
	07	2006	16.9439	22.9948	11,310
	07	2005	15.8206	16.9439	15,079
	07	2004	10.0000	15.8206	16,102

	08	2012	13.3425	16.9054	59
	08	2011	14.8160	13.3425	48
	08	2010	13.1880	14.8160	48
	08	2009	10.4034	13.1880	54
	08	2008	19.3181	10.4034	65
	08	2007	22.8241	19.3181	164
	08	2006	16.8525	22.8241	239
	08	2005	15.7675	16.8525	325
	08	2004	10.0000	15.7675	362

MFS Global Real Estate Portfolio, Service Class	01	2012	10.9790	13.9821	658,543
	01	2011	12.1056	10.9790	870,267
	01	2010	10.7138	12.1056	968,518
	01	2009	8.3953	10.7138	1,043,642
	01	2008	15.4994	8.3953	1,170,641
	01	2007	18.1956	15.4994	788,648
	01	2006	13.3501	18.1956	357,240
	01	2005	12.4174	13.3501	227,120
	01	2004	10.0000	12.4174	109,185

	02	2012	10.8034	13.7303	584,473
	02	2011	11.9363	10.8034	730,824
	02	2010	10.5854	11.9363	811,180
	02	2009	8.3116	10.5854	891,133
	02	2008	15.3764	8.3116	1,069,859
	02	2007	18.0883	15.3764	809,007
	02	2006	13.2983	18.0883	387,609
	02	2005	12.3943	13.2983	221,248
	02	2004	10.0000	12.3943	87,879

	03	2012	10.7597	13.6678	13,367
	03	2011	11.8941	10.7597	28,424
	03	2010	10.5535	11.8941	33,077
	03	2009	8.2907	10.5535	39,534
	03	2008	15.3457	8.2907	47,054
	03	2007	18.0614	15.3457	36,489
	03	2006	13.2853	18.0614	26,290
	03	2005	12.3885	13.2853	23,564
	03	2004	10.0000	12.3885	9,428

	04	2012	10.6299	13.4822	173,315
	04	2011	11.7687	10.6299	227,268
	04	2010	10.4581	11.7687	262,950
	04	2009	8.2284	10.4581	297,957
	04	2008	15.2540	8.2284	351,251
	04	2007	17.9812	15.2540	302,630
	04	2006	13.2465	17.9812	196,095
	04	2005	12.3712	13.2465	158,209
	04	2004	10.0000	12.3712	103,691

	05	2012	10.5873	13.4213	1,259
	05	2011	11.7274	10.5873	1,352
	05	2010	10.4267	11.7274	2,243
	05	2009	8.2079	10.4267	2,281
	05	2008	15.2238	8.2079	4,421
	05	2007	17.9547	15.2238	3,581
	05	2006	13.2337	17.9547	2,492
	05	2005	12.3655	13.2337	1,537
	05	2004	10.0000	12.3655	426

	06	2012	10.4593	13.2386	9,801
	06	2011	11.6034	10.4593	11,910
	06	2010	10.3324	11.6034	12,433
	06	2009	8.1461	10.3324	13,752
	06	2008	15.1326	8.1461	19,888
	06	2007	17.8748	15.1326	23,639
	06	2006	13.1949	17.8748	21,247
	06	2005	12.3482	13.1949	19,349
	06	2004	10.0000	12.3482	14,150

	07	2012	10.4171	13.1783	6,156
	07	2011	11.5624	10.4171	15,055
	07	2010	10.3011	11.5624	19,902
	07	2009	8.1257	10.3011	22,871
	07	2008	15.1023	8.1257	27,179
	07	2007	17.8482	15.1023	24,029
	07	2006	13.1821	17.8482	23,742
	07	2005	12.3424	13.1821	25,771
	07	2004	10.0000	12.3424	29,131

	08	2012	10.2493	12.9394	2,094
	08	2011	11.3995	10.2493	2,348
	08	2010	10.1768	11.3995	3,112
	08	2009	8.0441	10.1768	3,130
	08	2008	14.9817	8.0441	3,609
	08	2007	17.7422	14.9817	2,631
	08	2006	13.1306	17.7422	2,196
	08	2005	12.3194	13.1306	2,022
	08	2004	10.0000	12.3194	2,195

MFS Growth Allocation Portfolio, Service Class	01	2012	13.4192	14.8253	3,442,050
	01	2011	14.2050	13.4192	3,778,459
	01	2010	12.7188	14.2050	3,865,002
	01	2009	10.2078	12.7188	3,407,753
	01	2008	10.0000	10.2078	378,364

	02	2012	13.3321	14.6990	1,077,409
	02	2011	14.1416	13.3321	1,164,361
	02	2010	12.6878	14.1416	1,290,759
	02	2009	10.2037	12.6878	1,115,847
	02	2008	10.0000	10.2037	101,892

	03	2012	13.3104	14.6675	10,275
	03	2011	14.1257	13.3104	10,988
	03	2010	12.6800	14.1257	11,668
	03	2009	10.2027	12.6800	12,248
	03	2008	10.0000	10.2027	0

	04	2012	13.2454	14.5733	199,908
	04	2011	14.0782	13.2454	233,484
	04	2010	12.6568	14.0782	255,492
	04	2009	10.1996	12.6568	219,628
	04	2008	10.0000	10.1996	0

	05	2012	13.2239	14.5423	0
	05	2011	14.0625	13.2239	0
	05	2010	12.6491	14.0625	0
	05	2009	10.1985	12.6491	0
	05	2008	10.0000	10.1985	0

	06	2012	13.1592	14.4488	0
	06	2011	14.0152	13.1592	0
	06	2010	12.6258	14.0152	0
	06	2009	10.1955	12.6258	0
	06	2008	10.0000	10.1955	0

	07	2012	13.1377	14.4178	0
	07	2011	13.9994	13.1377	0
	07	2010	12.6181	13.9994	0
	07	2009	10.1944	12.6181	0
	07	2008	10.0000	10.1944	0

	08	2012	13.0518	14.2941	0
	08	2011	13.9365	13.0518	0
	08	2010	12.5871	13.9365	0
	08	2009	10.1903	12.5871	0
	08	2008	10.0000	10.1903	0

MFS Inflation-Adjusted Bond Portfolio, Service Class	01	2012	12.3637	13.0543	1,340,518
	01	2011	11.2576	12.3637	1,958,162
	01	2010	10.9162	11.2576	1,356,947
	01	2009	10.2485	10.9162	906,444
	01	2008	10.0000	10.2485	41,540

	02	2012	12.2835	12.9431	637,540
	02	2011	11.2073	12.2835	721,833
	02	2010	10.8896	11.2073	547,701
	02	2009	10.2444	10.8896	612,021
	02	2008	10.0000	10.2444	6,711

	03	2012	12.2635	12.9154	3,243
	03	2011	11.1948	12.2635	3,299
	03	2010	10.8830	11.1948	3,124
	03	2009	10.2434	10.8830	2,526
	03	2008	10.0000	10.2434	0

	04	2012	12.2036	12.8325	347,882
	04	2011	11.1571	12.2036	346,600
	04	2010	10.8630	11.1571	380,903
	04	2009	10.2403	10.8630	142,381
	04	2008	10.0000	10.2403	1,425

	05	2012	12.1838	12.8052	6,841
	05	2011	11.1447	12.1838	6,565
	05	2010	10.8564	11.1447	9,386
	05	2009	10.2392	10.8564	8,882
	05	2008	10.0000	10.2392	0

	06	2012	12.1242	12.7228	200
	06	2011	11.1071	12.1242	0
	06	2010	10.8365	11.1071	0
	06	2009	10.2361	10.8365	0
	06	2008	10.0000	10.2361	0

	07	2012	12.1044	12.6956	3,798
	07	2011	11.0947	12.1044	0
	07	2010	10.8298	11.0947	2,619
	07	2009	10.2351	10.8298	2,137
	07	2008	10.0000	10.2351	0

	08	2012	12.0253	12.5867	0
	08	2011	11.0448	12.0253	0
	08	2010	10.8033	11.0448	0
	08	2009	10.2310	10.8033	0
	08	2008	10.0000	10.2310	0

MFS Limited Maturity Portfolio, Service Class	01	2012	10.3198	10.3711	4,230,403
	01	2011	10.4429	10.3198	4,616,301
	01	2010	10.3730	10.4429	5,510,789
	01	2009	10.1681	10.3730	5,679,683
	01	2008	10.0000	10.1681	298,462

	02	2012	10.2401	10.2699	3,888,745
	02	2011	10.3833	10.2401	4,137,329
	02	2010	10.3349	10.3833	4,817,331
	02	2009	10.1513	10.3349	4,934,918
	02	2008	10.0000	10.1513	465,968

	03	2012	10.2201	10.2447	157,527
	03	2011	10.3683	10.2201	179,366
	03	2010	10.3253	10.3683	209,348
	03	2009	10.1471	10.3253	243,854
	03	2008	10.0000	10.1471	3,584

	04	2012	10.1606	10.1694	1,166,765
	04	2011	10.3238	10.1606	1,333,729
	04	2010	10.2967	10.3238	1,590,325
	04	2009	10.1345	10.2967	1,758,748
	04	2008	10.0000	10.1345	139,793

	05	2012	10.1411	10.1446	3,199
	05	2011	10.3091	10.1411	2,935
	05	2010	10.2872	10.3091	29,296
	05	2009	10.1303	10.2872	27,364
	05	2008	10.0000	10.1303	5,776

	06	2012	10.0819	10.0698	102,018
	06	2011	10.2646	10.0819	108,925
	06	2010	10.2586	10.2646	177,498
	06	2009	10.1177	10.2586	177,371
	06	2008	10.0000	10.1177	26,335

	07	2012	10.0623	10.0451	77,237
	07	2011	10.2499	10.0623	114,169
	07	2010	10.2492	10.2499	176,114
	07	2009	10.1135	10.2492	204,354
	07	2008	10.0000	10.1135	6,105

	08	2012	9.9840	9.9463	21,884
	08	2011	10.1910	9.9840	22,837
	08	2010	10.2111	10.1910	29,638
	08	2009	10.0967	10.2111	29,973
	08	2008	10.0000	10.0967	489

MFS Limited Maturity Portfolio, Service Class	01	2012	10.2118	10.2387	1,554,043
	01	2011	10.3698	10.2118	2,559,665
	01	2010	10.3263	10.3698	1,672,470
	01	2009	10.1476	10.3263	1,306,657
	01	2008	10.0000	10.1476	718,981

	02	2012	10.1329	10.1388	610,382
	02	2011	10.3106	10.1329	599,037
	02	2010	10.2882	10.3106	643,539
	02	2009	10.1308	10.2882	608,852
	02	2008	10.0000	10.1308	400,655

	03	2012	10.1132	10.1139	7,125
	03	2011	10.2958	10.1132	6,746
	03	2010	10.2787	10.2958	6,907
	03	2009	10.1266	10.2787	9,305
	03	2008	10.0000	10.1266	8,216

	04	2012	10.0543	10.0396	152,115
	04	2011	10.2516	10.0543	212,464
	04	2010	10.2502	10.2516	128,197
	04	2009	10.1140	10.2502	88,792
	04	2008	10.0000	10.1140	50,111

	05	2012	10.0349	10.0151	0
	05	2011	10.2370	10.0349	0
	05	2010	10.2408	10.2370	0
	05	2009	10.1099	10.2408	0
	05	2008	10.0000	10.1099	0

	06	2012	9.9763	9.9412	0
	06	2011	10.1928	9.9763	0
	06	2010	10.2124	10.1928	0
	06	2009	10.0973	10.2124	0
	06	2008	10.0000	10.0973	0

	07	2012	9.9569	9.9168	0
	07	2011	10.1782	9.9569	0
	07	2010	10.2029	10.1782	0
	07	2009	10.0931	10.2029	0
	07	2008	10.0000	10.0931	0

	08	2012	9.8794	9.8194	0
	08	2011	10.1197	9.8794	0
	08	2010	10.1651	10.1197	0
	08	2009	10.0763	10.1651	0
	08	2008	10.0000	10.0763	0

MFS Mid Cap Value Portfolio, Initial Class	01	2012	10.5249	12.0396	362,012
	01	2011	10.4482	10.5249	417,842
	01	2010	8.7029	10.4482	473,231
	01	2009	7.0442	8.7029	543,336
	01	2008	10.0000	7.0442	22,822

	02	2012	10.4435	11.9221	344,951
	02	2011	10.3885	10.4435	434,458
	02	2010	8.6708	10.3885	483,196
	02	2009	7.0326	8.6708	563,903
	02	2008	10.0000	7.0326	6,050

	03	2012	10.4232	11.8928	8,442
	03	2011	10.3736	10.4232	12,827
	03	2010	8.6628	10.3736	17,510
	03	2009	7.0296	8.6628	21,657
	03	2008	10.0000	7.0296	0

	04	2012	10.3625	11.8053	201,034
	04	2011	10.3290	10.3625	211,073
	04	2010	8.6387	10.3290	266,280
	04	2009	7.0209	8.6387	306,177
	04	2008	10.0000	7.0209	480

	05	2012	10.3424	11.7765	1,043
	05	2011	10.3142	10.3424	1,054
	05	2010	8.6308	10.3142	1,074
	05	2009	7.0180	8.6308	1,111
	05	2008	10.0000	7.0180	0

	06	2012	10.2821	11.6897	9,672
	06	2011	10.2698	10.2821	10,058
	06	2010	8.6068	10.2698	12,657
	06	2009	7.0092	8.6068	13,667
	06	2008	10.0000	7.0092	0

	07	2012	10.2621	11.6610	1,801
	07	2011	10.2550	10.2621	4,298
	07	2010	8.5988	10.2550	6,107
	07	2009	7.0063	8.5988	11,779
	07	2008	10.0000	7.0063	0

	08	2012	10.1822	11.5463	1,395
	08	2011	10.1960	10.1822	1,430
	08	2010	8.5668	10.1960	2,055
	08	2009	6.9946	8.5668	2,227
	08	2008	10.0000	6.9946	0

MFS Mid Cap Value Portfolio, Service Class	01	2012	10.4213	11.8837	182,819
	01	2011	10.3591	10.4213	162,349
	01	2010	8.6648	10.3591	214,341
	01	2009	7.0302	8.6648	211,853
	01	2008	10.0000	7.0302	37,841

	02	2012	10.3407	11.7677	129,133
	02	2011	10.2999	10.3407	122,827
	02	2010	8.6329	10.2999	115,137
	02	2009	7.0186	8.6329	168,384
	02	2008	10.0000	7.0186	31,265

	03	2012	10.3206	11.7388	227
	03	2011	10.2851	10.3206	242
	03	2010	8.6249	10.2851	5,197
	03	2009	7.0157	8.6249	549
	03	2008	10.0000	7.0157	1,980

	04	2012	10.2605	11.6524	25,571
	04	2011	10.2408	10.2605	35,491
	04	2010	8.6009	10.2408	32,809
	04	2009	7.0069	8.6009	16,499
	04	2008	10.0000	7.0069	2,157

	05	2012	10.2407	11.6240	0
	05	2011	10.2262	10.2407	0
	05	2010	8.5930	10.2262	0
	05	2009	7.0040	8.5930	0
	05	2008	10.0000	7.0040	0

	06	2012	10.1809	11.5383	0
	06	2011	10.1821	10.1809	0
	06	2010	8.5691	10.1821	0
	06	2009	6.9953	8.5691	0
	06	2008	10.0000	6.9953	0

	07	2012	10.1611	11.5099	0
	07	2011	10.1675	10.1611	0
	07	2010	8.5612	10.1675	0
	07	2009	6.9924	8.5612	0
	07	2008	10.0000	6.9924	0

	08	2012	10.0820	11.3968	0
	08	2011	10.1090	10.0820	0
	08	2010	8.5293	10.1090	0
	08	2009	6.9807	8.5293	0
	08	2008	10.0000	6.9807	0

MFS Moderate Allocation Portfolio, Service Class	01	2012	13.0108	14.1178	6,745,288
	01	2011	13.4790	13.0108	7,020,175
	01	2010	12.2621	13.4790	7,192,277
	01	2009	10.0886	12.2621	3,734,118
	01	2008	10.0000	10.0886	649,082

	02	2012	12.9264	13.9976	1,969,769
	02	2011	13.4188	12.9264	2,030,236
	02	2010	12.2323	13.4188	1,746,517
	02	2009	10.0846	12.2323	1,452,168
	02	2008	10.0000	10.0846	152,188

	03	2012	12.9053	13.9676	1,940
	03	2011	13.4038	12.9053	2,056
	03	2010	12.2248	13.4038	2,139
	03	2009	10.0836	12.2248	2,206
	03	2008	10.0000	10.0836	0

	04	2012	12.8423	13.8780	1,252,408
	04	2011	13.3587	12.8423	1,241,356
	04	2010	12.2024	13.3587	1,052,607
	04	2009	10.0805	12.2024	122,825
	04	2008	10.0000	10.0805	81,644

	05	2012	12.8215	13.8484	0
	05	2011	13.3438	12.8215	0
	05	2010	12.1950	13.3438	0
	05	2009	10.0795	12.1950	0
	05	2008	10.0000	10.0795	0

	06	2012	12.7587	13.7593	15,639
	06	2011	13.2989	12.7587	15,639
	06	2010	12.1726	13.2989	15,332
	06	2009	10.0764	12.1726	15,332
	06	2008	10.0000	10.0764	0

	07	2012	12.7379	13.7298	550
	07	2011	13.2839	12.7379	554
	07	2010	12.1651	13.2839	0
	07	2009	10.0754	12.1651	0
	07	2008	10.0000	10.0754	0

	08	2012	12.6547	13.6121	0
	08	2011	13.2242	12.6547	0
	08	2010	12.1353	13.2242	0
	08	2009	10.0714	12.1353	0
	08	2008	10.0000	10.0714	0

MFS New Discovery Value Portfolio, Service Class	01	2012	13.0989	14.1112	30,729
	01	2011	14.2520	13.0989	36,907
	01	2010	11.9491	14.2520	41,214
	01	2009	9.3457	11.9491	39,098
	01	2008	10.0000	9.3457	2,745

	02	2012	13.0139	13.9910	7,536
	02	2011	14.1883	13.0139	20,496
	02	2010	11.9200	14.1883	12,461
	02	2009	9.3419	11.9200	11,261
	02	2008	10.0000	9.3419	0

	03	2012	12.9926	13.9610	2,521
	03	2011	14.1724	12.9926	2,686
	03	2010	11.9127	14.1724	2,877
	03	2009	9.3410	11.9127	0
	03	2008	10.0000	9.3410	0

	04	2012	12.9291	13.8714	24,670
	04	2011	14.1248	12.9291	26,023
	04	2010	11.8908	14.1248	35,094
	04	2009	9.3381	11.8908	8,569
	04	2008	10.0000	9.3381	0

	05	2012	12.9082	13.8419	0
	05	2011	14.1090	12.9082	0
	05	2010	11.8836	14.1090	0
	05	2009	9.3372	11.8836	0
	05	2008	10.0000	9.3372	0

	06	2012	12.8450	13.7528	0
	06	2011	14.0615	12.8450	0
	06	2010	11.8617	14.0615	0
	06	2009	9.3343	11.8617	0
	06	2008	10.0000	9.3343	0

	07	2012	12.8240	13.7233	0
	07	2011	14.0457	12.8240	0
	07	2010	11.8545	14.0457	0
	07	2009	9.3334	11.8545	1,198
	07	2008	10.0000	9.3334	0

	08	2012	12.7402	13.6055	0
	08	2011	13.9825	12.7402	0
	08	2010	11.8253	13.9825	0
	08	2009	9.3296	11.8253	0
	08	2008	10.0000	9.3296	0

MFS Mid Cap Growth Series, Service Class	01	2012	10.0000	14.6329	276,548

	02	2012	10.0000	14.3318	167,393

	03	2012	10.0000	14.2573	3,452

	04	2012	10.0000	14.0360	32,382

	05	2012	10.0000	13.9635	377

	06	2012	10.0000	13.7462	1,617

	07	2012	10.0000	12.5322	3,796

	08	2012	10.0000	12.2866	0

MFS New Discovery Series, Service Class	01	2012	10.0000	10.5794	58,167

	02	2012	10.0000	10.5769	53,867

	03	2012	10.0000	10.5763	0

	04	2012	10.0000	10.5744	39,688

	05	2012	10.0000	10.5738	0

	06	2012	10.0000	10.5720	0

	07	2012	10.0000	10.5713	0

	08	2012	10.0000	10.5689	0

MFS Research Bond Series, Service Class	01	2012	10.0460	10.5710	5,254,975
	01	2011	10.0000	10.0460	0

	02	2012	10.0403	10.5434	1,049,351
	02	2011	10.0000	10.0403	0

	03	2012	10.0388	10.5365	56,947
	03	2011	10.0000	10.0388	0

	04	2012	10.0345	10.5157	973,441
	04	2011	10.0000	10.0345	0

	05	2012	10.0331	10.5089	3,403
	05	2011	10.0000	10.0331	0

	06	2012	10.0288	10.4882	13,346
	06	2011	10.0000	10.0288	0

	07	2012	10.0274	10.4813	879
	07	2011	10.0000	10.0274	0

	08	2012	10.0216	10.4537	139
	08	2011	10.0000	10.0216	0

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Class II	01	2012	11.5069	12.2704	52,469
	01	2011	12.6103	11.5069	78,139
	01	2010	9.6984	12.6103	81,316
	01	2009	6.2695	9.6984	164,274
	01	2008	10.0000	6.2695	11,531

	02	2012	11.4179	12.1506	23,286
	02	2011	12.5383	11.4179	27,861
	02	2010	9.6627	12.5383	24,623
	02	2009	6.2591	9.6627	16,918
	02	2008	10.0000	6.2591	233

	03	2012	11.3957	12.1208	8,051
	03	2011	12.5203	11.3957	9,497
	03	2010	9.6537	12.5203	10,115
	03	2009	6.2565	9.6537	0
	03	2008	10.0000	6.2565	0

	04	2012	11.3294	12.0316	24,024
	04	2011	12.4664	11.3294	25,605
	04	2010	9.6269	12.4664	20,481
	04	2009	6.2487	9.6269	7,848
	04	2008	10.0000	6.2487	1,322

	05	2012	11.3075	12.0023	0
	05	2011	12.4486	11.3075	0
	05	2010	9.6181	12.4486	0
	05	2009	6.2461	9.6181	0
	05	2008	10.0000	6.2461	0

	06	2012	11.2414	11.9138	0
	06	2011	12.3950	11.2414	747
	06	2010	9.5913	12.3950	0
	06	2009	6.2383	9.5913	0
	06	2008	10.0000	6.2383	0

	07	2012	11.2196	11.8845	0
	07	2011	12.3772	11.2196	0
	07	2010	9.5824	12.3772	0
	07	2009	6.2357	9.5824	0
	07	2008	10.0000	6.2357	0

	08	2012	11.1322	11.7676	0
	08	2011	12.3060	11.1322	0
	08	2010	9.5469	12.3060	0
	08	2009	6.2253	9.5469	0
	08	2008	10.0000	6.2253	0

Mutual Shares Securities Fund, Class 2	01	2012	14.3298	16.0912	1,393,404
	01	2011	14.7306	14.3298	1,569,838
	01	2010	13.4765	14.7306	1,781,553
	01	2009	10.8764	13.4765	1,793,205
	01	2008	17.5943	10.8764	937,383
	01	2007	17.2983	17.5943	539,111
	01	2006	14.8644	17.2983	132,946
	01	2005	13.6771	14.8644	56,014
	01	2004	10.0000	13.6771	31,400

	02	2012	14.0638	15.7603	692,383
	02	2011	14.4866	14.0638	792,850
	02	2010	13.2803	14.4866	861,954
	02	2009	10.7399	13.2803	903,255
	02	2008	17.4091	10.7399	541,921
	02	2007	17.1513	17.4091	411,665
	02	2006	14.7681	17.1513	211,769
	02	2005	13.6161	14.7681	76,742
	02	2004	10.0000	13.6161	42,276

	03	2012	13.9979	15.6783	42,691
	03	2011	14.4260	13.9979	57,003
	03	2010	13.2315	14.4260	57,439
	03	2009	10.7059	13.2315	52,623
	03	2008	17.3630	10.7059	47,545
	03	2007	17.1146	17.3630	7,221
	03	2006	14.7440	17.1146	7,377
	03	2005	13.6008	14.7440	2,552
	03	2004	10.0000	13.6008	2,691

	04	2012	13.8019	15.4350	169,484
	04	2011	14.2459	13.8019	199,804
	04	2010	13.0863	14.2459	204,766
	04	2009	10.6046	13.0863	221,319
	04	2008	17.2252	10.6046	158,743
	04	2007	17.0051	17.2252	156,256
	04	2006	14.6720	17.0051	124,667
	04	2005	13.5551	14.6720	88,049
	04	2004	10.0000	13.5551	21,461

	05	2012	13.7376	15.3553	0
	05	2011	14.1867	13.7376	0
	05	2010	13.0385	14.1867	0
	05	2009	10.5713	13.0385	0
	05	2008	17.1799	10.5713	0
	05	2007	16.9690	17.1799	1,548
	05	2006	14.6482	16.9690	1,504
	05	2005	13.5400	14.6482	0
	05	2004	10.0000	13.5400	0

	06	2012	13.5448	15.1165	7,542
	06	2011	14.0091	13.5448	7,742
	06	2010	12.8951	14.0091	10,119
	06	2009	10.4710	12.8951	16,186
	06	2008	17.0432	10.4710	16,217
	06	2007	16.8600	17.0432	24,686
	06	2006	14.5765	16.8600	24,734
	06	2005	13.4944	14.5765	17,849
	06	2004	10.0000	13.4944	7,920

	07	2012	12.8730	14.3593	1,047
	07	2011	13.3210	12.8730	1,063
	07	2010	12.2680	13.3210	1,033
	07	2009	9.9670	12.2680	1,037
	07	2008	16.2311	9.9670	1,040
	07	2007	16.0649	16.2311	911
	07	2006	13.8961	16.0649	905
	07	2005	12.8711	13.8961	0
	07	2004	10.0000	12.8711	0

	08	2012	12.6468	14.0779	25
	08	2011	13.1138	12.6468	0
	08	2010	12.1019	13.1138	0
	08	2009	9.8522	12.1019	0
	08	2008	16.0773	9.8522	0
	08	2007	15.9456	16.0773	0
	08	2006	13.8212	15.9456	0
	08	2005	12.8278	13.8212	0
	08	2004	10.0000	12.8278	0

Oppenheimer Capital Income Fund/VA, Service Shares	01	2012	7.4432	8.2016	147,805
	01	2011	7.5427	7.4432	163,748
	01	2010	6.8097	7.5427	165,361
	01	2009	5.6970	6.8097	223,207
	01	2008	10.2794	5.6970	58,304
	01	2007	10.0000	10.2794	20,203

	02	2012	7.3704	8.1048	119,234
	02	2011	7.4841	7.3704	129,327
	02	2010	6.7706	7.4841	79,847
	02	2009	5.6758	6.7706	72,303
	02	2008	10.2621	5.6758	24,381
	02	2007	10.0000	10.2621	4,845

	03	2012	7.3522	8.0806	6,286
	03	2011	7.4694	7.3522	6,345
	03	2010	6.7608	7.4694	6,687
	03	2009	5.6705	6.7608	6,898
	03	2008	10.2578	5.6705	6,717
	03	2007	10.0000	10.2578	1,320

	04	2012	7.2980	8.0087	63,658
	04	2011	7.4257	7.2980	61,380
	04	2010	6.7315	7.4257	10,775
	04	2009	5.6546	6.7315	10,880
	04	2008	10.2448	5.6546	3,962
	04	2007	10.0000	10.2448	987

	05	2012	7.2801	7.9851	0
	05	2011	7.4113	7.2801	0
	05	2010	6.7219	7.4113	0
	05	2009	5.6493	6.7219	0
	05	2008	10.2405	5.6493	0
	05	2007	10.0000	10.2405	0

	06	2012	7.2263	7.9138	0
	06	2011	7.3678	7.2263	0
	06	2010	6.6927	7.3678	0
	06	2009	5.6335	6.6927	0
	06	2008	10.2276	5.6335	0
	06	2007	10.0000	10.2276	0

	07	2012	7.2085	7.8903	0
	07	2011	7.3534	7.2085	0
	07	2010	6.6830	7.3534	0
	07	2009	5.6282	6.6830	0
	07	2008	10.2233	5.6282	0
	07	2007	10.0000	10.2233	0

	08	2012	7.1375	7.7964	0
	08	2011	7.2959	7.1375	0
	08	2010	6.6443	7.2959	0
	08	2009	5.6071	6.6443	0
	08	2008	10.2060	5.6071	0
	08	2007	10.0000	10.2060	0

Oppenheimer Capital Appreciation Fund/VA, Service Shares	01	2012	12.6480	14.1484	105,988
	01	2011	13.0455	12.6480	107,471
	01	2010	12.1592	13.0455	138,982
	01	2009	8.5808	12.1592	153,371
	01	2008	16.0659	8.5808	125,175
	01	2007	14.3557	16.0659	117,674
	01	2006	13.5615	14.3557	99,220
	01	2005	13.1556	13.5615	80,208
	01	2004	10.0000	13.1556	73,786

	02	2012	12.4132	13.8574	79,305
	02	2011	12.8294	12.4132	94,176
	02	2010	11.9821	12.8294	103,856
	02	2009	8.4731	11.9821	136,831
	02	2008	15.8968	8.4731	138,209
	02	2007	14.2337	15.8968	175,769
	02	2006	13.4736	14.2337	177,229
	02	2005	13.0969	13.4736	109,190
	02	2004	10.0000	13.0969	80,515

	03	2012	12.3550	13.7853	6,233
	03	2011	12.7757	12.3550	6,485
	03	2010	11.9381	12.7757	8,156
	03	2009	8.4462	11.9381	8,245
	03	2008	15.8546	8.4462	9,343
	03	2007	14.2032	15.8546	11,518
	03	2006	13.4516	14.2032	18,024
	03	2005	13.0822	13.4516	11,640
	03	2004	10.0000	13.0822	11,497

	04	2012	12.1820	13.5713	24,193
	04	2011	12.6161	12.1820	25,908
	04	2010	11.8070	12.6161	44,423
	04	2009	8.3663	11.8070	58,325
	04	2008	15.7288	8.3663	109,835
	04	2007	14.1123	15.7288	162,200
	04	2006	13.3859	14.1123	106,518
	04	2005	13.0383	13.3859	92,001
	04	2004	10.0000	13.0383	77,643

	05	2012	12.1253	13.5013	0
	05	2011	12.5638	12.1253	0
	05	2010	11.7640	12.5638	0
	05	2009	8.3400	11.7640	0
	05	2008	15.6874	8.3400	0
	05	2007	14.0823	15.6874	1,683
	05	2006	13.3643	14.0823	1,783
	05	2005	13.0237	13.3643	0
	05	2004	10.0000	13.0237	0

	06	2012	11.9551	13.2912	3,000
	06	2011	12.4064	11.9551	3,228
	06	2010	11.6345	12.4064	5,872
	06	2009	8.2609	11.6345	15,770
	06	2008	15.5627	8.2609	16,845
	06	2007	13.9919	15.5627	15,651
	06	2006	13.2989	13.9919	33,565
	06	2005	12.9799	13.2989	21,606
	06	2004	10.0000	12.9799	22,625

	07	2012	11.3221	12.5810	10,749
	07	2011	11.7555	11.3221	11,698
	07	2010	11.0297	11.7555	19,808
	07	2009	7.8355	11.0297	22,115
	07	2008	14.7689	7.8355	31,916
	07	2007	13.2850	14.7689	30,831
	07	2006	12.6334	13.2850	34,655
	07	2005	12.3367	12.6334	37,274
	07	2004	10.0000	12.3367	39,271

	08	2012	11.1231	12.3345	103
	08	2011	11.5726	11.1231	114
	08	2010	10.8804	11.5726	121
	08	2009	7.7453	10.8804	134
	08	2008	14.6290	7.7453	171
	08	2007	13.1864	14.6290	439
	08	2006	12.5653	13.1864	820
	08	2005	12.2953	12.5653	861
	08	2004	10.0000	12.2953	891

Oppenheimer Global Fund/VA, Service Shares	01	2012	13.5852	16.1508	137,907
	01	2011	15.1080	13.5852	181,332
	01	2010	13.2832	15.1080	180,189
	01	2009	9.6968	13.2832	178,272
	01	2008	16.5332	9.6968	179,324
	01	2007	15.8564	16.5332	172,946
	01	2006	13.7435	15.8564	117,545
	01	2005	12.2570	13.7435	40,273
	01	2004	10.0000	12.2570	12,026

	02	2012	13.3638	15.8550	75,598
	02	2011	14.8920	13.3638	108,579
	02	2010	13.1199	14.8920	108,835
	02	2009	9.5971	13.1199	141,598
	02	2008	16.3969	9.5971	176,219
	02	2007	15.7579	16.3969	255,807
	02	2006	13.6859	15.7579	243,025
	02	2005	12.2305	13.6859	153,695
	02	2004	10.0000	12.2305	62,946

	03	2012	13.3088	15.7817	3,486
	03	2011	14.8384	13.3088	15,240
	03	2010	13.0793	14.8384	14,186
	03	2009	9.5723	13.0793	14,623
	03	2008	16.3629	9.5723	15,624
	03	2007	15.7333	16.3629	3,472
	03	2006	13.6715	15.7333	3,472
	03	2005	12.2238	13.6715	888
	03	2004	10.0000	12.2238	0

	04	2012	13.1452	15.5637	47,313
	04	2011	14.6784	13.1452	57,036
	04	2010	12.9582	14.6784	83,693
	04	2009	9.4982	12.9582	86,098
	04	2008	16.2613	9.4982	90,194
	04	2007	15.6597	16.2613	90,923
	04	2006	13.6283	15.6597	72,500
	04	2005	12.2039	13.6283	62,865
	04	2004	10.0000	12.2039	17,836

	05	2012	13.0915	15.4923	0
	05	2011	14.6259	13.0915	0
	05	2010	12.9183	14.6259	0
	05	2009	9.4738	12.9183	0
	05	2008	16.2278	9.4738	0
	05	2007	15.6355	16.2278	0
	05	2006	13.6141	15.6355	0
	05	2005	12.1973	13.6141	0
	05	2004	10.0000	12.1973	0

	06	2012	12.9302	15.2777	953
	06	2011	14.4678	12.9302	1,018
	06	2010	12.7984	14.4678	2,913
	06	2009	9.4003	12.7984	2,934
	06	2008	16.1267	9.4003	4,762
	06	2007	15.5621	16.1267	4,304
	06	2006	13.5710	15.5621	6,146
	06	2005	12.1773	13.5710	5,935
	06	2004	10.0000	12.1773	1,973

	07	2012	12.8770	15.2071	0
	07	2011	14.4157	12.8770	0
	07	2010	12.7588	14.4157	0
	07	2009	9.3760	12.7588	0
	07	2008	16.0933	9.3760	0
	07	2007	15.5378	16.0933	0
	07	2006	13.5567	15.5378	0
	07	2005	12.1707	13.5567	0
	07	2004	10.0000	12.1707	0

	08	2012	12.6657	14.9267	0
	08	2011	14.2082	12.6657	0
	08	2010	12.6009	14.2082	0
	08	2009	9.2790	12.6009	0
	08	2008	15.9597	9.2790	0
	08	2007	15.4406	15.9597	0
	08	2006	13.4995	15.4406	0
	08	2005	12.1442	13.4995	0
	08	2004	10.0000	12.1442	0

Oppenheimer Main Street Fund/VA, Service Shares	01	2012	12.9675	14.8630	2,014,190
	01	2011	13.2329	12.9675	2,533,432
	01	2010	11.6222	13.2329	2,968,267
	01	2009	9.2373	11.6222	3,453,767
	01	2008	15.3123	9.2373	3,953,427
	01	2007	14.9575	15.3123	3,496,938
	01	2006	13.2587	14.9575	2,110,998
	01	2005	12.7550	13.2587	1,243,319
	01	2004	10.0000	12.7550	535,545

	02	2012	12.7268	14.5573	1,924,897
	02	2011	13.0137	12.7268	2,309,394
	02	2010	11.4530	13.0137	2,736,749
	02	2009	9.1214	11.4530	3,138,786
	02	2008	15.1511	9.1214	3,775,211
	02	2007	14.8305	15.1511	3,518,644
	02	2006	13.1728	14.8305	2,223,517
	02	2005	12.6981	13.1728	1,091,948
	02	2004	10.0000	12.6981	404,646

	03	2012	12.6671	14.4816	68,236
	03	2011	12.9593	12.6671	102,223
	03	2010	11.4109	12.9593	129,358
	03	2009	9.0925	11.4109	160,396
	03	2008	15.1109	9.0925	182,498
	03	2007	14.7987	15.1109	192,297
	03	2006	13.1513	14.7987	167,632
	03	2005	12.6839	13.1513	133,140
	03	2004	10.0000	12.6839	54,435

	04	2012	12.4897	14.2568	779,207
	04	2011	12.7974	12.4897	977,017
	04	2010	11.2857	12.7974	1,316,320
	04	2009	9.0065	11.2857	1,678,733
	04	2008	14.9911	9.0065	1,874,668
	04	2007	14.7040	14.9911	1,609,535
	04	2006	13.0871	14.7040	1,391,769
	04	2005	12.6413	13.0871	1,004,271
	04	2004	10.0000	12.6413	695,669

	05	2012	12.4316	14.1832	3,125
	05	2011	12.7442	12.4316	3,250
	05	2010	11.2445	12.7442	17,023
	05	2009	8.9782	11.2445	17,908
	05	2008	14.9516	8.9782	31,032
	05	2007	14.6727	14.9516	20,499
	05	2006	13.0659	14.6727	13,809
	05	2005	12.6272	13.0659	7,393
	05	2004	10.0000	12.6272	2,227

	06	2012	12.2571	13.9626	54,652
	06	2011	12.5847	12.2571	63,771
	06	2010	11.1207	12.5847	83,835
	06	2009	8.8930	11.1207	102,294
	06	2008	14.8327	8.8930	145,531
	06	2007	14.5786	14.8327	158,786
	06	2006	13.0019	14.5786	165,494
	06	2005	12.5846	13.0019	169,762
	06	2004	10.0000	12.5846	140,727

	07	2012	12.0706	13.7431	38,862
	07	2011	12.3995	12.0706	74,419
	07	2010	10.9628	12.3995	113,588
	07	2009	8.7712	10.9628	151,831
	07	2008	14.6370	8.7712	165,942
	07	2007	14.3936	14.6370	177,584
	07	2006	12.8435	14.3936	203,327
	07	2005	12.4376	12.8435	188,077
	07	2004	10.0000	12.4376	187,221

	08	2012	11.8585	13.4738	13,556
	08	2011	12.2065	11.8585	15,077
	08	2010	10.8143	12.2065	20,117
	08	2009	8.6702	10.8143	21,972
	08	2008	14.4983	8.6702	23,754
	08	2007	14.2866	14.4983	21,607
	08	2006	12.7741	14.2866	22,236
	08	2005	12.3958	12.7741	23,635
	08	2004	10.0000	12.3958	25,120

Oppenheimer Main Street Small Cap Fund/VA, Service Shares	01	2012	18.2524	21.1107	26,931
	01	2011	19.0206	18.2524	34,047
	01	2010	15.7239	19.0206	74,213
	01	2009	11.6858	15.7239	76,329
	01	2008	19.1768	11.6858	83,200
	01	2007	19.7857	19.1768	53,740
	01	2006	17.5538	19.7857	46,140
	01	2005	16.2753	17.5538	26,762
	01	2004	10.0000	16.2753	20,434

	02	2012	17.9136	20.6765	28,341
	02	2011	18.7056	17.9136	35,698
	02	2010	15.4950	18.7056	47,845
	02	2009	11.5392	15.4950	48,979
	02	2008	18.9750	11.5392	56,615
	02	2007	19.6176	18.9750	65,847
	02	2006	17.4401	19.6176	59,913
	02	2005	16.2027	17.4401	31,412
	02	2004	10.0000	16.2027	25,584

	03	2012	17.8297	20.5691	917
	03	2011	18.6274	17.8297	989
	03	2010	15.4381	18.6274	1,564
	03	2009	11.5027	15.4381	1,666
	03	2008	18.9247	11.5027	1,729
	03	2007	19.5757	18.9247	1,810
	03	2006	17.4117	19.5757	1,940
	03	2005	16.1845	17.4117	1,529
	03	2004	10.0000	16.1845	1,481

	04	2012	17.5800	20.2498	30,166
	04	2011	18.3947	17.5800	30,198
	04	2010	15.2686	18.3947	66,090
	04	2009	11.3938	15.2686	55,943
	04	2008	18.7745	11.3938	51,839
	04	2007	19.4503	18.7745	67,120
	04	2006	17.3267	19.4503	63,735
	04	2005	16.1302	17.3267	44,675
	04	2004	10.0000	16.1302	26,131

	05	2012	17.4982	20.1453	0
	05	2011	18.3184	17.4982	0
	05	2010	15.2129	18.3184	0
	05	2009	11.3581	15.2129	0
	05	2008	18.7252	11.3581	0
	05	2007	19.4091	18.7252	931
	05	2006	17.2987	19.4091	870
	05	2005	16.1122	17.2987	0
	05	2004	10.0000	16.1122	0

	06	2012	17.2525	19.8319	0
	06	2011	18.0890	17.2525	96
	06	2010	15.0455	18.0890	1,237
	06	2009	11.2503	15.0455	1,237
	06	2008	18.5763	11.2503	1,238
	06	2007	19.2845	18.5763	5,761
	06	2006	17.2140	19.2845	8,008
	06	2005	16.0580	17.2140	3,889
	06	2004	10.0000	16.0580	1,237

	07	2012	16.2965	18.7233	0
	07	2011	17.0953	16.2965	0
	07	2010	14.2263	17.0953	0
	07	2009	10.6432	14.2263	0
	07	2008	17.5828	10.6432	0
	07	2007	18.2626	17.5828	0
	07	2006	16.3101	18.2626	0
	07	2005	15.2225	16.3101	0
	07	2004	10.0000	15.2225	0

	08	2012	16.0102	18.3564	0
	08	2011	16.8294	16.0102	0
	08	2010	14.0337	16.8294	0
	08	2009	10.5207	14.0337	0
	08	2008	17.4164	10.5207	0
	08	2007	18.1270	17.4164	0
	08	2006	16.2222	18.1270	0
	08	2005	15.1715	16.2222	0
	08	2004	10.0000	15.1715	0

PIMCO Emerging Markets Bond Portfolio, Administrative Class	01	2012	24.1611	28.0003	81,145
	01	2011	23.1143	24.1611	93,637
	01	2010	20.9628	23.1143	103,793
	01	2009	16.3300	20.9628	63,530
	01	2008	19.4524	16.3300	40,955
	01	2007	18.7018	19.4524	27,853
	01	2006	17.4093	18.7018	12,915
	01	2005	15.9857	17.4093	10,469
	01	2004	10.0000	15.9857	7,608

	02	2012	23.7128	27.4246	32,512
	02	2011	22.7315	23.7128	41,661
	02	2010	20.6577	22.7315	58,179
	02	2009	16.1251	20.6577	60,132
	02	2008	19.2476	16.1251	47,177
	02	2007	18.5428	19.2476	49,093
	02	2006	17.2965	18.5428	32,027
	02	2005	15.9143	17.2965	14,807
	02	2004	10.0000	15.9143	8,183

	03	2012	23.6016	27.2820	0
	03	2011	22.6365	23.6016	0
	03	2010	20.5818	22.6365	0
	03	2009	16.0742	20.5818	0
	03	2008	19.1966	16.0742	0
	03	2007	18.5032	19.1966	0
	03	2006	17.2683	18.5032	0
	03	2005	15.8965	17.2683	0
	03	2004	10.0000	15.8965	0

	04	2012	23.2713	26.8588	34,406
	04	2011	22.3539	23.2713	40,122
	04	2010	20.3560	22.3539	33,078
	04	2009	15.9221	20.3560	29,528
	04	2008	19.0443	15.9221	39,584
	04	2007	18.3847	19.0443	39,224
	04	2006	17.1840	18.3847	38,046
	04	2005	15.8431	17.1840	21,393
	04	2004	10.0000	15.8431	11,548

	05	2012	23.1630	26.7201	428
	05	2011	22.2611	23.1630	428
	05	2010	20.2818	22.2611	429
	05	2009	15.8721	20.2818	429
	05	2008	18.9942	15.8721	429
	05	2007	18.3456	18.9942	0
	05	2006	17.1561	18.3456	0
	05	2005	15.8254	17.1561	0
	05	2004	10.0000	15.8254	0

	06	2012	22.8380	26.3046	0
	06	2011	21.9824	22.8380	0
	06	2010	20.0587	21.9824	0
	06	2009	15.7217	20.0587	0
	06	2008	18.8431	15.7217	0
	06	2007	18.2279	18.8431	0
	06	2006	17.0722	18.2279	0
	06	2005	15.7721	17.0722	0
	06	2004	10.0000	15.7721	0

	07	2012	16.7745	19.3107	0
	07	2011	16.1542	16.7745	0
	07	2010	14.7481	16.1542	0
	07	2009	11.5652	14.7481	0
	07	2008	13.8685	11.5652	0
	07	2007	13.4226	13.8685	0
	07	2006	12.5780	13.4226	0
	07	2005	11.6261	12.5780	0
	07	2004	10.0000	11.6261	0

	08	2012	16.4798	18.9324	0
	08	2011	15.9030	16.4798	0
	08	2010	14.5485	15.9030	0
	08	2009	11.4321	14.5485	0
	08	2008	13.7371	11.4321	0
	08	2007	13.3229	13.7371	0
	08	2006	12.5101	13.3229	0
	08	2005	11.5870	12.5101	0
	08	2004	10.0000	11.5870	0

PIMCO EqS Pathfinder Portfolio, Advisor Class	01	2012	10.1101	10.9084	0
	01	2011	10.0000	10.1101	0

	02	2012	10.1044	10.8799	0
	02	2011	10.0000	10.1044	0

	03	2012	10.1029	10.8727	0
	03	2011	10.0000	10.1029	0

	04	2012	10.0986	10.8514	0
	04	2011	10.0000	10.0986	0

	05	2012	10.0972	10.8443	0
	05	2011	10.0000	10.0972	0

	06	2012	10.0928	10.8229	0
	06	2011	10.0000	10.0928	0

	07	2012	10.0914	10.8158	0
	07	2011	10.0000	10.0914	0

	08	2012	10.0856	10.7873	0
	08	2011	10.0000	10.0856	0

PIMCO Global Multi-Asset Portfolio, Advisor Class	01	2012	11.2757	12.0555	3,068,999
	01	2011	11.6805	11.2757	3,532,611
	01	2010	10.6721	11.6805	3,187,545
	01	2009	10.0000	10.6721	126,552

	02	2012	11.2215	11.9730	436,647
	02	2011	11.6479	11.2215	471,585
	02	2010	10.6640	11.6479	454,746
	02	2009	10.0000	10.6640	124,090

	03	2012	11.2079	11.9523	274
	03	2011	11.6397	11.2079	284
	03	2010	10.6620	11.6397	301
	03	2009	10.0000	10.6620	317

	04	2012	11.1673	11.8907	1,203,670
	04	2011	11.6153	11.1673	1,262,163
	04	2010	10.6559	11.6153	1,101,125
	04	2009	10.0000	10.6559	67,323

	05	2012	11.1538	11.8703	0
	05	2011	11.6072	11.1538	0
	05	2010	10.6539	11.6072	0
	05	2009	10.0000	10.6539	0

	06	2012	11.1133	11.8089	0
	06	2011	11.5828	11.1133	0
	06	2010	10.6478	11.5828	0
	06	2009	10.0000	10.6478	0

	07	2012	11.0999	11.7886	0
	07	2011	11.5747	11.0999	0
	07	2010	10.6458	11.5747	0
	07	2009	10.0000	10.6458	0

	08	2012	11.0460	11.7073	0
	08	2011	11.5421	11.0460	0
	08	2010	10.6377	11.5421	0
	08	2009	10.0000	10.6377	0

PIMCO Real Return Portfolio, Administrative Class	01	2012	16.0624	17.1713	646,363
	01	2011	14.6305	16.0624	717,381
	01	2010	13.7669	14.6305	843,854
	01	2009	11.8289	13.7669	865,671
	01	2008	12.9474	11.8289	901,132
	01	2007	11.9027	12.9474	290,056
	01	2006	12.0220	11.9027	132,639
	01	2005	11.9780	12.0220	118,235
	01	2004	10.0000	11.9780	76,432

	02	2012	15.7643	16.8182	414,440
	02	2011	14.3882	15.7643	497,016
	02	2010	13.5664	14.3882	640,194
	02	2009	11.6805	13.5664	734,654
	02	2008	12.8111	11.6805	787,633
	02	2007	11.8015	12.8111	259,677
	02	2006	11.9440	11.8015	190,433
	02	2005	11.9245	11.9440	120,425
	02	2004	10.0000	11.9245	90,561

	03	2012	15.6904	16.7308	8,169
	03	2011	14.3281	15.6904	19,186
	03	2010	13.5166	14.3281	35,456
	03	2009	11.6435	13.5166	35,285
	03	2008	12.7771	11.6435	32,814
	03	2007	11.7762	12.7771	2,787
	03	2006	11.9245	11.7762	2,989
	03	2005	11.9111	11.9245	3,286
	03	2004	10.0000	11.9111	3,204

	04	2012	15.4707	16.4711	165,282
	04	2011	14.1491	15.4707	188,491
	04	2010	13.3682	14.1491	285,779
	04	2009	11.5334	13.3682	301,677
	04	2008	12.6757	11.5334	341,018
	04	2007	11.7007	12.6757	140,564
	04	2006	11.8662	11.7007	104,579
	04	2005	11.8711	11.8662	83,259
	04	2004	10.0000	11.8711	32,154

	05	2012	15.3987	16.3861	611
	05	2011	14.0903	15.3987	611
	05	2010	13.3195	14.0903	2,710
	05	2009	11.4972	13.3195	2,723
	05	2008	12.6423	11.4972	2,796
	05	2007	11.6759	12.6423	1,419
	05	2006	11.8470	11.6759	1,440
	05	2005	11.8578	11.8470	0
	05	2004	10.0000	11.8578	0

	06	2012	15.1827	16.1313	17,711
	06	2011	13.9139	15.1827	18,536
	06	2010	13.1730	13.9139	29,496
	06	2009	11.3881	13.1730	30,447
	06	2008	12.5418	11.3881	24,627
	06	2007	11.6009	12.5418	14,461
	06	2006	11.7890	11.6009	23,357
	06	2005	11.8179	11.7890	24,582
	06	2004	10.0000	11.8179	9,331

	07	2012	13.8376	14.6946	2,947
	07	2011	12.6877	13.8376	4,335
	07	2010	12.0182	12.6877	4,978
	07	2009	10.3951	12.0182	5,648
	07	2008	11.4540	10.3951	5,283
	07	2007	10.6003	11.4540	1,045
	07	2006	10.7776	10.6003	1,084
	07	2005	10.8095	10.7776	0
	07	2004	10.0000	10.8095	0

	08	2012	13.5945	14.4068	0
	08	2011	12.4904	13.5945	0
	08	2010	11.8555	12.4904	0
	08	2009	10.2755	11.8555	0
	08	2008	11.3455	10.2755	378
	08	2007	10.5215	11.3455	0
	08	2006	10.7194	10.5215	0
	08	2005	10.7732	10.7194	0
	08	2004	10.0000	10.7732	0

PIMCO Total Return Portfolio, Administrative Class	01	2012	15.2476	16.4264	2,170,210
	01	2011	14.9699	15.2476	2,470,328
	01	2010	14.0854	14.9699	2,749,837
	01	2009	12.5613	14.0854	2,839,933
	01	2008	12.1936	12.5613	2,600,790
	01	2007	11.4062	12.1936	1,743,208
	01	2006	11.1725	11.4062	214,778
	01	2005	11.0930	11.1725	144,721
	01	2004	10.0000	11.0930	141,197

	02	2012	14.9647	16.0886	1,374,019
	02	2011	14.7220	14.9647	1,554,918
	02	2010	13.8804	14.7220	1,926,004
	02	2009	12.4036	13.8804	2,035,740
	02	2008	12.0652	12.4036	2,073,218
	02	2007	11.3092	12.0652	1,568,764
	02	2006	11.1001	11.3092	371,233
	02	2005	11.0435	11.1001	269,248
	02	2004	10.0000	11.0435	215,310

	03	2012	14.8945	16.0049	66,440
	03	2011	14.6604	14.8945	79,682
	03	2010	13.8294	14.6604	73,776
	03	2009	12.3644	13.8294	79,416
	03	2008	12.0332	12.3644	80,514
	03	2007	11.2850	12.0332	54,668
	03	2006	11.0820	11.2850	31,650
	03	2005	11.0311	11.0820	21,853
	03	2004	10.0000	11.0311	21,761

	04	2012	14.6861	15.7566	506,488
	04	2011	14.4774	14.6861	813,839
	04	2010	13.6777	14.4774	711,675
	04	2009	12.2475	13.6777	649,694
	04	2008	11.9377	12.2475	716,863
	04	2007	11.2127	11.9377	465,536
	04	2006	11.0278	11.2127	236,867
	04	2005	10.9940	11.0278	170,230
	04	2004	10.0000	10.9940	135,297

	05	2012	14.6177	15.6753	0
	05	2011	14.4172	14.6177	0
	05	2010	13.6278	14.4172	2,673
	05	2009	12.2090	13.6278	2,687
	05	2008	11.9062	12.2090	2,664
	05	2007	11.1889	11.9062	53,009
	05	2006	11.0100	11.1889	58,985
	05	2005	10.9818	11.0100	66,235
	05	2004	10.0000	10.9818	73,578

	06	2012	14.4125	15.4314	40,121
	06	2011	14.2367	14.4125	39,611
	06	2010	13.4778	14.2367	47,261
	06	2009	12.0932	13.4778	47,839
	06	2008	11.8115	12.0932	41,597
	06	2007	11.1170	11.8115	50,648
	06	2006	10.9560	11.1170	41,302
	06	2005	10.9447	10.9560	32,980
	06	2004	10.0000	10.9447	25,276

	07	2012	13.3936	14.3331	19,437
	07	2011	13.2370	13.3936	32,350
	07	2010	12.5378	13.2370	40,042
	07	2009	11.2555	12.5378	33,952
	07	2008	10.9989	11.2555	30,780
	07	2007	10.3575	10.9989	38,605
	07	2006	10.2128	10.3575	39,473
	07	2005	10.2074	10.2128	43,653
	07	2004	10.0000	10.2074	44,020

	08	2012	13.1583	14.0523	89
	08	2011	13.0311	13.1583	98
	08	2010	12.3681	13.0311	107
	08	2009	11.1259	12.3681	114
	08	2008	10.8947	11.1259	965
	08	2007	10.2806	10.8947	597
	08	2006	10.1576	10.2806	1,055
	08	2005	10.1731	10.1576	1,006
	08	2004	10.0000	10.1731	996

PIMCO All Asset Portfolio, Administrative Class	01	2012	12.3293	13.9299	122,509
	01	2011	12.3015	12.3293	57,136
	01	2010	11.0655	12.3015	58,604
	01	2009	9.2592	11.0655	50,955
	01	2008	11.1932	9.2592	36,073
	01	2007	10.5123	11.1932	26,201
	01	2006	10.2176	10.5123	6,457
	01	2005	10.0000	10.2176	1,500

	02	2012	12.1754	13.7279	42,855
	02	2011	12.1726	12.1754	30,981
	02	2010	10.9719	12.1726	30,209
	02	2009	9.1996	10.9719	28,981
	02	2008	11.1439	9.1996	22,173
	02	2007	10.4875	11.1439	16,284
	02	2006	10.2141	10.4875	9,630
	02	2005	10.0000	10.2141	1,162

	03	2012	12.1371	13.6777	570
	03	2011	12.1405	12.1371	0
	03	2010	10.9486	12.1405	0
	03	2009	9.1847	10.9486	0
	03	2008	11.1315	9.1847	0
	03	2007	10.4813	11.1315	0
	03	2006	10.2133	10.4813	0
	03	2005	10.0000	10.2133	0

	04	2012	12.0229	13.5282	41,366
	04	2011	12.0447	12.0229	29,205
	04	2010	10.8788	12.0447	42,360
	04	2009	9.1402	10.8788	37,452
	04	2008	11.0946	9.1402	1,130
	04	2007	10.4626	11.0946	5,993
	04	2006	10.2107	10.4626	754
	04	2005	10.0000	10.2107	0

	05	2012	11.9853	13.4790	1,625
	05	2011	12.0131	11.9853	1,698
	05	2010	10.8558	12.0131	0
	05	2009	9.1255	10.8558	0
	05	2008	11.0824	9.1255	0
	05	2007	10.4564	11.0824	0
	05	2006	10.2099	10.4564	0
	05	2005	10.0000	10.2099	0

	06	2012	11.8723	13.3313	0
	06	2011	11.9181	11.8723	0
	06	2010	10.7864	11.9181	0
	06	2009	9.0811	10.7864	0
	06	2008	11.0456	9.0811	0
	06	2007	10.4378	11.0456	0
	06	2006	10.2073	10.4378	0
	06	2005	10.0000	10.2073	0

	07	2012	11.8349	13.2825	0
	07	2011	11.8866	11.8349	0
	07	2010	10.7635	11.8866	0
	07	2009	9.0664	10.7635	0
	07	2008	11.0334	9.0664	0
	07	2007	10.4316	11.0334	0
	07	2006	10.2064	10.4316	0
	07	2005	10.0000	10.2064	0

	08	2012	11.6861	13.0885	28
	08	2011	11.7613	11.6861	0
	08	2010	10.6718	11.7613	0
	08	2009	9.0077	10.6718	0
	08	2008	10.9844	9.0077	0
	08	2007	10.4068	10.9844	0
	08	2006	10.2030	10.4068	0
	08	2005	10.0000	10.2030	0

PIMCO CommodityRealReturn Strategy Portfolio, Administrative Class	01	2012	10.1582	10.5229	584,959
	01	2011	11.1784	10.1582	635,042
	01	2010	9.1319	11.1784	649,714
	01	2009	6.5638	9.1319	691,837
	01	2008	11.8804	6.5638	598,392
	01	2007	9.8077	11.8804	56,150
	01	2006	10.2959	9.8077	11,950
	01	2005	10.0000	10.2959	2,353

	02	2012	10.0314	10.3703	312,589
	02	2011	11.0612	10.0314	353,094
	02	2010	9.0546	11.0612	378,659
	02	2009	6.5215	9.0546	433,886
	02	2008	11.8281	6.5215	511,547
	02	2007	9.7845	11.8281	91,163
	02	2006	10.2924	9.7845	36,714
	02	2005	10.0000	10.2924	2,590

	03	2012	9.9998	10.3323	4,279
	03	2011	11.0320	9.9998	12,640
	03	2010	9.0353	11.0320	18,862
	03	2009	6.5110	9.0353	24,008
	03	2008	11.8150	6.5110	25,366
	03	2007	9.7787	11.8150	2,669
	03	2006	10.2916	9.7787	0
	03	2005	10.0000	10.2916	0

	04	2012	9.9057	10.2193	105,829
	04	2011	10.9449	9.9057	110,011
	04	2010	8.9777	10.9449	123,323
	04	2009	6.4794	8.9777	135,018
	04	2008	11.7758	6.4794	124,618
	04	2007	9.7612	11.7758	25,670
	04	2006	10.2890	9.7612	8,247
	04	2005	10.0000	10.2890	8,555

	05	2012	9.8747	10.1822	0
	05	2011	10.9162	9.8747	0
	05	2010	8.9587	10.9162	660
	05	2009	6.4690	8.9587	755
	05	2008	11.7628	6.4690	929
	05	2007	9.7555	11.7628	0
	05	2006	10.2881	9.7555	0
	05	2005	10.0000	10.2881	0

	06	2012	9.7816	10.0705	153
	06	2011	10.8298	9.7816	184
	06	2010	8.9015	10.8298	3,783
	06	2009	6.4375	8.9015	4,475
	06	2008	11.7237	6.4375	6,194
	06	2007	9.7381	11.7237	0
	06	2006	10.2855	9.7381	2,476
	06	2005	10.0000	10.2855	2,212

	07	2012	9.7508	10.0337	1,614
	07	2011	10.8012	9.7508	3,664
	07	2010	8.8825	10.8012	3,428
	07	2009	6.4270	8.8825	6,194
	07	2008	11.7107	6.4270	9,130
	07	2007	9.7323	11.7107	1,470
	07	2006	10.2847	9.7323	0
	07	2005	10.0000	10.2847	0

	08	2012	9.6282	9.8871	0
	08	2011	10.6873	9.6282	0
	08	2010	8.8068	10.6873	0
	08	2009	6.3854	8.8068	0
	08	2008	11.6588	6.3854	601
	08	2007	9.7091	11.6588	0
	08	2006	10.2812	9.7091	0
	08	2005	10.0000	10.2812	0

Putnam VT Absolute Return 500 Fund, Class IB	01	2012	10.0357	10.2954	1,976
	01	2011	10.0000	10.0357	0

	02	2012	10.0300	10.2685	139
	02	2011	10.0000	10.0300	0

	03	2012	10.0286	10.2617	0
	03	2011	10.0000	10.0286	0

	04	2012	10.0243	10.2415	32,327
	04	2011	10.0000	10.0243	0

	05	2012	10.0228	10.2349	0
	05	2011	10.0000	10.0228	0

	06	2012	10.0185	10.2147	0
	06	2011	10.0000	10.0185	0

	07	2012	10.0171	10.2080	0
	07	2011	10.0000	10.0171	0

	08	2012	10.0114	10.1811	0
	08	2011	10.0000	10.0114	0

Putnam VT Equity Income Fund, Class IB	01	2012	10.7159	12.5662	2,406
	01	2011	10.0000	10.7159	0

	02	2012	10.7098	12.5333	0
	02	2011	10.0000	10.7098	0

	03	2012	10.7083	12.5251	0
	03	2011	10.0000	10.7083	0

	04	2012	10.7037	12.5004	0
	04	2011	10.0000	10.7037	0

	05	2012	10.7021	12.4923	0
	05	2011	10.0000	10.7021	0

	06	2012	10.6975	12.4677	0
	06	2011	10.0000	10.6975	0

	07	2012	10.6960	12.4595	0
	07	2011	10.0000	10.6960	0

	08	2012	10.6899	12.4267	0
	08	2011	10.0000	10.6899	0

Templeton Developing Markets Securities Fund, Class 2	01	2012	13.4682	14.9806	299,611
	01	2011	16.2827	13.4682	340,747
	01	2010	14.0866	16.2827	367,302
	01	2009	8.3029	14.0866	420,960
	01	2008	17.8610	8.3029	582,608
	01	2007	14.1098	17.8610	453,540
	01	2006	11.2055	14.1098	24,190
	01	2005	10.0000	11.2055	0

	02	2012	13.3001	14.7633	247,124
	02	2011	16.1122	13.3001	266,822
	02	2010	13.9675	16.1122	289,906
	02	2009	8.2494	13.9675	316,651
	02	2008	17.7824	8.2494	472,533
	02	2007	14.0765	17.7824	400,090
	02	2006	11.2018	14.0765	62,739
	02	2005	10.0000	11.2018	0

	03	2012	13.2582	14.7092	4,231
	03	2011	16.0696	13.2582	4,701
	03	2010	13.9377	16.0696	4,822
	03	2009	8.2360	13.9377	5,780
	03	2008	17.7627	8.2360	8,363
	03	2007	14.0682	17.7627	5,054
	03	2006	11.2009	14.0682	0
	03	2005	10.0000	11.2009	0

	04	2012	13.1335	14.5484	58,523
	04	2011	15.9428	13.1335	69,437
	04	2010	13.8489	15.9428	89,616
	04	2009	8.1961	13.8489	118,788
	04	2008	17.7038	8.1961	131,321
	04	2007	14.0432	17.7038	167,477
	04	2006	11.1980	14.0432	26,554
	04	2005	10.0000	11.1980	18,943

	05	2012	13.0924	14.4955	0
	05	2011	15.9010	13.0924	0
	05	2010	13.8196	15.9010	1,362
	05	2009	8.1829	13.8196	1,460
	05	2008	17.6843	8.1829	0
	05	2007	14.0349	17.6843	0
	05	2006	11.1971	14.0349	0
	05	2005	10.0000	11.1971	0

	06	2012	12.9689	14.3366	1,311
	06	2011	15.7752	12.9689	1,311
	06	2010	13.7313	15.7752	1,311
	06	2009	8.1431	13.7313	1,311
	06	2008	17.6256	8.1431	7,671
	06	2007	14.0099	17.6256	10,392
	06	2006	11.1943	14.0099	3,260
	06	2005	10.0000	11.1943	4,905

	07	2012	12.9281	14.2841	0
	07	2011	15.7336	12.9281	0
	07	2010	13.7021	15.7336	0
	07	2009	8.1299	13.7021	0
	07	2008	17.6061	8.1299	936
	07	2007	14.0015	17.6061	942
	07	2006	11.1933	14.0015	0
	07	2005	10.0000	11.1933	0

	08	2012	12.7655	14.0755	0
	08	2011	15.5676	12.7655	0
	08	2010	13.5853	15.5676	0
	08	2009	8.0772	13.5853	0
	08	2008	17.5280	8.0772	0
	08	2007	13.9682	17.5280	0
	08	2006	11.1896	13.9682	0
	08	2005	10.0000	11.1896	0

Templeton Foreign Securities Fund, Class 2	01	2012	16.3841	19.0405	714,734
	01	2011	18.6504	16.3841	941,170
	01	2010	17.5014	18.6504	1,058,410
	01	2009	12.9916	17.5014	1,152,317
	01	2008	22.1685	12.9916	1,431,626
	01	2007	19.5344	22.1685	1,470,956
	01	2006	16.3622	19.5344	1,424,043
	01	2005	15.1080	16.3622	894,519
	01	2004	10.0000	15.1080	428,447

	02	2012	16.0800	18.6489	855,267
	02	2011	18.3416	16.0800	1,028,881
	02	2010	17.2466	18.3416	1,135,639
	02	2009	12.8286	17.2466	1,242,253
	02	2008	21.9352	12.8286	1,596,398
	02	2007	19.3684	21.9352	1,680,974
	02	2006	16.2562	19.3684	1,516,351
	02	2005	15.0406	16.2562	800,823
	02	2004	10.0000	15.0406	338,260

	03	2012	16.0046	18.5520	40,461
	03	2011	18.2649	16.0046	61,783
	03	2010	17.1833	18.2649	75,780
	03	2009	12.7880	17.1833	85,751
	03	2008	21.8771	12.7880	103,214
	03	2007	19.3270	21.8771	100,415
	03	2006	16.2297	19.3270	104,289
	03	2005	15.0238	16.2297	102,985
	03	2004	10.0000	15.0238	50,307

	04	2012	15.7805	18.2640	407,053
	04	2011	18.0368	15.7805	511,881
	04	2010	16.9947	18.0368	595,597
	04	2009	12.6670	16.9947	673,162
	04	2008	21.7035	12.6670	835,801
	04	2007	19.2032	21.7035	940,046
	04	2006	16.1504	19.2032	964,322
	04	2005	14.9733	16.1504	773,660
	04	2004	10.0000	14.9733	555,419

	05	2012	15.7071	18.1697	2,081
	05	2011	17.9619	15.7071	2,141
	05	2010	16.9327	17.9619	9,720
	05	2009	12.6273	16.9327	9,540
	05	2008	21.6464	12.6273	17,959
	05	2007	19.1625	21.6464	12,088
	05	2006	16.1243	19.1625	9,249
	05	2005	14.9566	16.1243	5,205
	05	2004	10.0000	14.9566	1,648

	06	2012	15.4866	17.8871	39,735
	06	2011	17.7370	15.4866	45,598
	06	2010	16.7464	17.7370	52,492
	06	2009	12.5075	16.7464	68,521
	06	2008	21.4743	12.5075	97,277
	06	2007	19.0395	21.4743	101,565
	06	2006	16.0454	19.0395	115,467
	06	2005	14.9062	16.0454	127,902
	06	2004	10.0000	14.9062	115,638

	07	2012	15.1678	17.5098	30,775
	07	2011	17.3807	15.1678	54,518
	07	2010	16.4184	17.3807	78,863
	07	2009	12.2688	16.4184	96,928
	07	2008	21.0752	12.2688	113,440
	07	2007	18.6953	21.0752	121,754
	07	2006	15.7633	18.6953	153,932
	07	2005	14.6516	15.7633	155,114
	07	2004	10.0000	14.6516	167,768

	08	2012	14.9013	17.1667	8,847
	08	2011	17.1104	14.9013	9,692
	08	2010	16.1962	17.1104	12,034
	08	2009	12.1276	16.1962	12,250
	08	2008	20.8756	12.1276	13,995
	08	2007	18.5565	20.8756	12,772
	08	2006	15.6783	18.5565	14,813
	08	2005	14.6024	15.6783	16,281
	08	2004	10.0000	14.6024	18,547

Templeton Growth Securities Fund, Class 2	01	2012	13.4878	16.0504	188,062
	01	2011	14.7495	13.4878	218,142
	01	2010	13.9713	14.7495	239,781
	01	2009	10.8410	13.9713	228,346
	01	2008	19.1228	10.8410	190,040
	01	2007	19.0091	19.1228	165,158
	01	2006	15.8748	19.0091	35,963
	01	2005	14.8337	15.8748	14,184
	01	2004	10.0000	14.8337	3,822

	02	2012	13.2375	15.7203	75,836
	02	2011	14.5053	13.2375	90,991
	02	2010	13.7680	14.5053	111,662
	02	2009	10.7050	13.7680	129,143
	02	2008	18.9215	10.7050	127,227
	02	2007	18.8476	18.9215	173,813
	02	2006	15.7719	18.8476	127,664
	02	2005	14.7675	15.7719	35,471
	02	2004	10.0000	14.7675	30,718

	03	2012	13.1754	15.6385	11,187
	03	2011	14.4446	13.1754	11,472
	03	2010	13.7174	14.4446	12,229
	03	2009	10.6711	13.7174	12,267
	03	2008	18.8713	10.6711	13,642
	03	2007	18.8073	18.8713	3,219
	03	2006	15.7462	18.8073	3,152
	03	2005	14.7509	15.7462	971
	03	2004	10.0000	14.7509	550

	04	2012	12.9909	15.3958	55,717
	04	2011	14.2642	12.9909	54,834
	04	2010	13.5668	14.2642	75,640
	04	2009	10.5702	13.5668	67,282
	04	2008	18.7216	10.5702	71,724
	04	2007	18.6869	18.7216	90,878
	04	2006	15.6693	18.6869	59,354
	04	2005	14.7014	15.6693	29,511
	04	2004	10.0000	14.7014	18,481

	05	2012	12.9305	15.3163	0
	05	2011	14.2050	12.9305	0
	05	2010	13.5173	14.2050	0
	05	2009	10.5370	13.5173	0
	05	2008	18.6724	10.5370	0
	05	2007	18.6472	18.6724	0
	05	2006	15.6439	18.6472	0
	05	2005	14.6850	15.6439	0
	05	2004	10.0000	14.6850	0

	06	2012	12.7490	15.0780	0
	06	2011	14.0271	12.7490	0
	06	2010	13.3686	14.0271	1,588
	06	2009	10.4371	13.3686	4,548
	06	2008	18.5239	10.4371	4,707
	06	2007	18.5275	18.5239	6,421
	06	2006	15.5674	18.5275	4,004
	06	2005	14.6356	15.5674	1,589
	06	2004	10.0000	14.6356	1,589

	07	2012	12.2840	14.5207	0
	07	2011	13.5224	12.2840	0
	07	2010	12.8942	13.5224	0
	07	2009	10.0718	12.8942	0
	07	2008	17.8849	10.0718	3,894
	07	2007	17.8976	17.8849	3,143
	07	2006	15.0457	17.8976	3,000
	07	2005	14.1523	15.0457	0
	07	2004	10.0000	14.1523	0

	08	2012	12.0681	14.2361	0
	08	2011	13.3120	12.0681	0
	08	2010	12.7196	13.3120	0
	08	2009	9.9559	12.7196	0
	08	2008	17.7154	9.9559	0
	08	2007	17.7647	17.7154	0
	08	2006	14.9645	17.7647	0
	08	2005	14.1048	14.9645	0
	08	2004	10.0000	14.1048	0

Universal Institutional Funds, Inc. - Growth Portfolio, Class II	01	2012	9.2027	10.3166	33,462
	01	2011	10.0000	9.2027	0

	02	2012	9.1974	10.2897	2,695
	02	2011	10.0000	9.1974	0

	03	2012	9.1961	10.2829	0
	03	2011	10.0000	9.1961	0

	04	2012	9.1922	10.2627	0
	04	2011	10.0000	9.1922	0

	05	2012	9.1909	10.2560	0
	05	2011	10.0000	9.1909	0

	06	2012	9.1869	10.2357	0
	06	2011	10.0000	9.1869	0

	07	2012	9.1856	10.2290	0
	07	2011	10.0000	9.1856	0

	08	2012	9.1803	10.2021	0
	08	2011	10.0000	9.1803	0

Wanger Select	01	2012	11.9961	13.9675	1,378
	01	2011	14.8243	11.9961	1,466
	01	2010	11.9151	14.8243	1,258
	01	2009	7.2936	11.9151	1,497
	01	2008	14.5681	7.2936	1,978
	01	2007	13.5487	14.5681	1,328
	01	2006	11.5139	13.5487	1,381
	01	2005	10.0000	11.5139	1,534

	02	2012	11.8315	13.7477	0
	02	2011	14.6507	11.8315	0
	02	2010	11.7995	14.6507	0
	02	2009	7.2376	11.7995	0
	02	2008	14.4859	7.2376	0
	02	2007	13.4999	14.4859	0
	02	2006	11.4957	13.4999	0
	02	2005	10.0000	11.4957	0

	03	2012	11.7905	13.6930	0
	03	2011	14.6074	11.7905	0
	03	2010	11.7706	14.6074	0
	03	2009	7.2236	11.7706	0
	03	2008	14.4653	7.2236	0
	03	2007	13.4876	14.4653	0
	03	2006	11.4911	13.4876	0
	03	2005	10.0000	11.4911	0

	04	2012	11.6685	13.5305	0
	04	2011	14.4784	11.6685	0
	04	2010	11.6846	14.4784	0
	04	2009	7.1818	11.6846	0
	04	2008	14.4038	7.1818	0
	04	2007	13.4510	14.4038	0
	04	2006	11.4774	13.4510	0
	04	2005	10.0000	11.4774	0

	05	2012	11.6284	13.4771	0
	05	2011	14.4359	11.6284	0
	05	2010	11.6562	14.4359	0
	05	2009	7.1680	11.6562	0
	05	2008	14.3835	7.1680	0
	05	2007	13.4389	14.3835	0
	05	2006	11.4729	13.4389	0
	05	2005	10.0000	11.4729	0

	06	2012	11.5078	13.3168	0
	06	2011	14.3082	11.5078	0
	06	2010	11.5708	14.3082	0
	06	2009	7.1264	11.5708	0
	06	2008	14.3222	7.1264	0
	06	2007	13.4023	14.3222	0
	06	2006	11.4592	13.4023	0
	06	2005	10.0000	11.4592	0

	07	2012	11.4680	13.2639	0
	07	2011	14.2660	11.4680	0
	07	2010	11.5425	14.2660	0
	07	2009	7.1126	11.5425	0
	07	2008	14.3019	7.1126	0
	07	2007	13.3902	14.3019	0
	07	2006	11.4547	13.3902	0
	07	2005	10.0000	11.4547	0

	08	2012	11.3095	13.0536	0
	08	2011	14.0977	11.3095	0
	08	2010	11.4298	14.0977	0
	08	2009	7.0576	11.4298	0
	08	2008	14.2206	7.0576	0
	08	2007	13.3415	14.2206	0
	08	2006	11.4364	13.3415	0
	08	2005	10.0000	11.4364	0

Wanger USA	01	2012	11.5906	13.6730	0
	01	2011	12.2174	11.5906	0
	01	2010	10.0756	12.2174	0
	01	2009	7.2066	10.0756	0
	01	2008	12.1560	7.2066	0
	01	2007	11.7350	12.1560	0
	01	2006	11.0662	11.7350	0
	01	2005	10.0000	11.0662	0

	02	2012	11.4315	13.4578	0
	02	2011	12.0743	11.4315	0
	02	2010	9.9778	12.0743	0
	02	2009	7.1512	9.9778	0
	02	2008	12.0874	7.1512	0
	02	2007	11.6927	12.0874	0
	02	2006	11.0486	11.6927	0
	02	2005	10.0000	11.0486	0

	03	2012	11.3920	13.4044	0
	03	2011	12.0387	11.3920	0
	03	2010	9.9535	12.0387	0
	03	2009	7.1374	9.9535	0
	03	2008	12.0702	7.1374	0
	03	2007	11.6821	12.0702	0
	03	2006	11.0443	11.6821	0
	03	2005	10.0000	11.0443	0

	04	2012	11.2741	13.2452	0
	04	2011	11.9323	11.2741	0
	04	2010	9.8807	11.9323	0
	04	2009	7.0961	9.8807	0
	04	2008	12.0189	7.0961	0
	04	2007	11.6503	12.0189	0
	04	2006	11.0311	11.6503	0
	04	2005	10.0000	11.0311	0

	05	2012	11.2354	13.1930	0
	05	2011	11.8974	11.2354	0
	05	2010	9.8567	11.8974	0
	05	2009	7.0825	9.8567	0
	05	2008	12.0019	7.0825	0
	05	2007	11.6398	12.0019	0
	05	2006	11.0268	11.6398	0
	05	2005	10.0000	11.0268	0

	06	2012	11.1189	13.0361	0
	06	2011	11.7921	11.1189	0
	06	2010	9.7845	11.7921	0
	06	2009	7.0414	9.7845	0
	06	2008	11.9507	7.0414	0
	06	2007	11.6081	11.9507	0
	06	2006	11.0136	11.6081	0
	06	2005	10.0000	11.0136	0

	07	2012	11.0804	12.9843	0
	07	2011	11.7573	11.0804	0
	07	2010	9.7606	11.7573	0
	07	2009	7.0278	9.7606	0
	07	2008	11.9338	7.0278	0
	07	2007	11.5976	11.9338	0
	07	2006	11.0092	11.5976	0
	07	2005	10.0000	11.0092	0

	08	2012	10.9273	12.7784	0
	08	2011	11.6185	10.9273	0
	08	2010	9.6652	11.6185	0
	08	2009	6.9734	9.6652	0
	08	2008	11.8659	6.9734	0
	08	2007	11.5555	11.8659	0
	08	2006	10.9917	11.5555	0
	08	2005	10.0000	10.9917	0

Wells Fargo Variable Trust - VT Total Return Bond Fund, Class 2	01	2012	10.4685	10.9169	48,658
	01	2011	10.0000	10.4685	36,630

	02	2012	10.4544	10.8799	32,193
	02	2011	10.0000	10.4544	9,599

	03	2012	10.4508	10.8706	0
	03	2011	10.0000	10.4508	0

	04	2012	10.4402	10.8428	46,976
	04	2011	10.0000	10.4402	60,044

	05	2012	10.4367	10.8337	0
	05	2011	10.0000	10.4367	0

	06	2012	10.4261	10.8059	504
	06	2011	10.0000	10.4261	0

	07	2012	10.4226	10.7967	0
	07	2011	10.0000	10.4226	0

	08	2012	10.4084	10.7598	0
	08	2011	10.0000	10.4084	0

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 29, 2013 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7216.

-------------------------------------------------------------------------------------------------------------------------

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Extra
Sun Life of Canada (U.S.) Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

PART B

APRIL 29, 2013

SUN LIFE FINANCIAL MASTERS® EXTRA

VARIABLE AND FIXED ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Net Investment Factor Calculation	4
Example of Variable Accumulation Unit Value Calculation	4
Annuity Provisions	4
Determination of Annuity Payments	4
Annuity Unit Value	5
Example of Variable Annuity Unit Calculation	5
Example of Variable Annuity Payment Calculation	5
Distribution of the Contract	6
Custodian	6
Experts	6
Financial Statements	6

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® Extra (the “Contract”) issued by Sun Life Assurance Company of Canada (U.S.) (the “Company” or “Sun Life (U.S.)”) in connection with Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) which is not included in the Prospectus dated April 29, 2013.  This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7216.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. (“Sun Life Financial”), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments, Inc.

Sun Life Financial has announced the execution of a definitive agreement to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”). The Purchaser is a limited liability company organized under the laws of the State of Delaware. The Proposed Transaction will include the transfer of all of the issued and outstanding shares of Sun Life (U.S.) to the Purchaser. The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions. Although completion of the Proposed Transaction will result in a change in control of Sun Life (U.S.), the terms and conditions of your Contract with Sun Life (U.S.) will not change and you will not need to take any action .

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. Best’s Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company’s relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Standard & Poor’s insurance claims-paying ability rating is an opinion of an operating insurance company’s financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Moody’s Investors Services, Inc.’s insurance claims-paying rating is a system of rating an insurance company’s financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Standard & Poor’s Index - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor’s 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor’s Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Morningstar, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and “style box” matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

Systematic Withdrawal Program. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

The Company’s and the Funds’ Customers. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

The Company’s Assets, Size. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor’s and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart. The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

This illustration is hypothetical and does not represent the projected performance of the contract or any of its investment options. The illustration does not reflect the deduction of any charges or fees related to portfolio management, mortality and expense, or account administration. Taxes on earnings within an annuity are due upon withdrawal. Withdrawals may also be subject to surrender charges and, if made prior to age 59½, a 10% federal penalty tax.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract’s accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account’s investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15%distribution fee, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

•	The assumed rate of earnings will be realistic.
•	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
•	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
•	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

Example of Net Investment Factor Calculation

We determine the net investment factor using the following formula:

Investment Factor	=	(	a + b c	)	- d

where:

(a)	is the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period;

(b)	is the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period;

(c)	is the net asset value per share of the Fund share at the end of the previous Valuation Period;

(d)
is a factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period.

Assume the following facts about a particular Variable Account at the end of the current Valuation Period.

(a)	the net asset value of a fund equals $ 18.38
(b)	the per share amount of any dividend or capital gains distributions equal $0
(c)	the net asset value per share of the Fund share at the end of the previous Valuation Period equals $18.32
(d)
the factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period equals 0.00004837.

The net investment factor is, therefore, determined as follows:

(18.38 + 0.00) – (.00004837)	=	1.00322674
18.32

Example of Variable Accumulation Unit Value Calculation

We calculate the Variable Accumulation Unit Value for any Valuation Period as follows: we multiply the Variable Accumulation Unit Value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period.

Assume the Variable Accumulation Unit value for the immediately preceding Valuation Period had been 14.5645672.  Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00321136 as shown in the calculation above.  The value for the current Valuation Period would be, therefore, determined as follows:

(14.5645672 x 1.00321136)	=	14.6113393

ANNUITY PROVISIONS

Determination of Annuity Payments

On the Annuity Commencement Date the Contract’s Accumulation Account will be canceled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 3% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Variable Account credited to the Contract by the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

Annuity Unit Value

The Annuity Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Annuity Unit value for any subsequent Valuation Period is determined using the following formula:

Annuity Unit Value	=	(A x B) x C

where:

A	equals the Annuity Unit value for the immediately preceding Valuation Period
B	equals the Net Investment Factor for the current Valuation Period
C	equals a factor to neutralize the assumed interest rate of 3% per year used to establish the annuity payment rates found in the Contract. (This factor is 0.99991902 for a one day Valuation Period.)

Example of Variable Annuity Unit Calculation

Assume the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00322813 as shown in the calculation above. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be determined as follows:

(12.3456789 x 1.00322813) x 0.99991902	=	12.3845294

Example of Variable Annuity Payment Calculation

The first Variable Annuity payment is determined by multiplying the Variable Accumulation Unit value for the Valuation Period (as described under “Example of Variable Accumulation Unit Calculation”) by the annuity payment rate for the age and annuity option elected.

Assume the following facts:

•	the Account value being annuitized is made up of a particular Variable Account with 8,765.4321 Variable Accumulation Units;
•
at the end of the Valuation Period immediately preceding the Annuity Commencement Date, the Variable Accumulation Unit value and the Annuity Unit value for that Variable Account are 14.5645672 and 12.3456789, respectively;

•	the annuity payment rate for the age and option elected is $6.78 per $1,000; and
•	on the day prior to the second variable annuity payment date, the Annuity Unit value is 12.3724831.

The first Variable Annuity payment would be determined as follows:

(8,765.4321 x 14.5645672) x 6.78	=	$865.57
1,000

This first Variable Annuity payment of $865.57 represents 70.1112 Variable Annuity Units, which are calculated by dividing the first Variable Annuity Payment by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the Annuity Commencement Date. In this case, $865.57 divided by 12.3456789.

Subsequent Variable Annuity payments are determined by multiplying the number of Variable Annuity Units (calculated for the first Variable Annuity payment) by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the annuity payment date. Thus, the second Variable Annuity payment would be determined as follows:

70.1112 x 12.3845467	=	$868.29

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company.  Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2010, 2011, and 2012, were approximately $31,742,826, $29,279,164, and $26,895,457, respectively.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

EXPERTS

The statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) (the “Company”) as of December 31, 2012 and December 31, 2011 and for each of the three years in the period ended December 31, 2012 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and includes an emphasis-of-matter paragraph relating to the Company adopting Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 in 2012 and an other matter paragraph relating to significant balances and transactions with affiliates), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

The financial statements of Sun Life of Canada (U.S.) Variable Account F, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

INDEPENDENT AUDITORS' REPORT
To the Board of Directors of
Sun Life Assurance Company of Canada (U.S.)
1 Sun Life Executive Park
Wellesley, Massachusetts 02481

We have audited the accompanying statutory-basis financial statements of Sun Life Assurance Company of Canada (U.S.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital stock and surplus, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 of the statutory-basis financial statements, the statutory-basis financial statements are prepared by Sun Life Assurance Company of Canada (U.S) using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Delaware.

The effects on the statutory-basis financial statements of the variances between the regulatory basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position Sun Life Assurance Company of Canada (U.S.) as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Regulatory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware as described in Note 1 to the statutory-basis financial statements.

Emphasis-of-Matter

As discussed in Note 1 to the statutory-basis financial statements, in 2012, the Company adopted Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.

Other Matter

As discussed in Note 2 to the statutory-basis financial statements, the accompanying statutory-basis financial statements reflect significant balances and transactions with affiliates. The Company’s admitted assets, liabilities, and capital stock and surplus and results of its operations and cash flows may have been different if these balances and transactions had been with unrelated parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS
AS OF DECEMBER 31, 2012 AND 2011 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2012	2011	LIABILITIES, CAPITAL STOCK AND SURPLUS	2012	2011
GENERAL ACCOUNT ASSETS:			GENERAL ACCOUNT LIABILITIES:
Debt securities	$7,308,199	$7,455,226	Aggregate reserve for life contracts	$6,750,774	$7,300,954
Preferred stocks	23,000	23,330	Liability for deposit type contracts	1,128,331	1,159,839
Common stocks	414,206	372,408	Contract claims	19,805	20,040
Mortgage loans on real estate	814,612	967,480	Other amounts payable on reinsurance	789	10,322
Properties occupied by the Company	-	57,588	Interest maintenance reserve	64,711	36,660
Properties held for the production of income	100,798	127,027	Commissions to agents due or accrued	7,949	8,223
Properties held for sale	93,033	-	General expenses due or accrued	20,733	20,812
Cash, cash equivalents and short-term investments	341,431	747,160	Transfers from Separate Accounts due or accrued	(861,565)	(953,501)
Contract loans	564,071	582,575	Taxes, licenses and fees due or accrued	11,545	15,438
Derivatives	312,424	415,679	Unearned investment income	114	39
Other invested assets	121,773	121,291	Amounts withheld or retained by the Company	722	248
Receivable for securities	3,382	3,844	Remittances and items not allocated	1,581	6,683
Investment income due and accrued	100,290	114,019	Borrowed money and accrued interest thereon	100,002	118,005
Amounts recoverable from reinsurers	34,077	10,178	Asset valuation reserve	47,141	188,181
Current federal and foreign income tax recoverable	36,749	6,076	Payable for securities	1,030	-
Net deferred tax asset	161,198	215,031	Reinsurance in unauthorized companies	14	8
Receivables from parent, subsidiaries and affiliates	70,954	54,033	Funds held under coinsurance	1,659,347	1,740,875
Other assets	12,588	5,832	Derivatives	182,053	132,639
			Other liabilities	142,310	158,443
Total general account assets	10,512,785	11,278,777	Total general account liabilities	9,277,386	9,963,908
SEPARATE ACCOUNT ASSETS	31,948,727	31,623,647	SEPARATE ACCOUNT LIABLITIES	31,948,272	31,623,245
			Total liabilities	41,225,658	41,587,153

			CAPITAL STOCK AND SURPLUS:
			Common capital stock, $1,000 par value - 10,000 shares
			authorized; 6,437 shares issued and outstanding	6,437	6,437
			Surplus notes	565,000	565,000
			Special surplus funds	-	71,677
			Gross paid in and contributed surplus	2,588,377	2,588,377
			Unassigned funds	(1,923,960)	(1,916,220)
			Total surplus	1,229,417	1,308,834
			Total capital stock and surplus	1,235,854	1,315,271

			TOTAL LIABILITIES, CAPITAL STOCK AND
TOTAL ADMITTED ASSETS	$42,461,512	$42,902,424	SURPLUS	$42,461,512	$42,902,424

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010 (IN THOUSANDS)

	2012	2011	2010
INCOME:
Premiums and annuity considerations	$415,915	$3,230,219	$3,466,690
Considerations for supplementary contracts with life contingencies	18,123	11,474	14,627
Net investment income	613	605,357	319,475
Amortization of interest maintenance reserve	13,396	15,205	18,734
Commissions and expense allowances on reinsurance ceded	(557)	1,789	8,016
Reserve adjustments on reinsurance ceded	170	3,115	(14,400)
Income from fees associated with investment management,
administration and contract guarantees from Separate Accounts	539,845	524,948	495,388
Other income	134,495	129,179	118,810

Total Income	1,122,000	4,521,286	4,427,340

BENEFITS AND EXPENSES:
Death benefits	35,535	29,376	26,859
Annuity benefits	756,487	765,760	415,009
Surrender benefits and withdrawals for life contracts	2,781,813	2,713,462	2,825,593
Interest and adjustments on contracts or deposit-type contract funds	(5,342)	2,747	50,383
Payments on supplementary contracts with life contingencies	11,929	12,561	22,829
(Decrease) increase in aggregate reserves for life and accident and
health policies and contracts	(550,180)	380,852	(629,999)

Total Benefits	3,030,242	3,904,758	2,710,674

Commissions on premiums and annuity considerations (direct
business only)	109,722	272,446	273,819
Commissions and expense allowances on reinsurance assumed	131	132	122
General insurance expenses	152,556	207,334	198,137
Insurance taxes, licenses and fees, excluding federal income taxes	10,032	16,522	9,971
Net transfers (from) to Separate Accounts	(2,215,192)	463,339	1,064,578
Aggregate write-ins for deductions	76,306	80,010	97,772

Total Benefits and Expenses	1,163,797	4,944,541	4,355,073

Net (loss) gain from operations before federal income taxes and
net realized capital losses	(41,797)	(423,255)	72,267

Federal income tax benefit, excluding tax on
capital losses	(84,977)	(37,926)	(25,108)

Net gain (loss) from operations after federal income taxes and
before net realized capital losses	43,180	(385,329)	97,375

Net realized capital losses less capital gains tax and
transfers to the interest maintenance reserve	(443,936)	(131,722)	(233,177)

NET LOSS	$(400,756)	$(517,051)	$(135,802)

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010 (IN THOUSANDS)

	2012	2011	2010

CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$1,315,271	$1,879,856	$1,749,839

Net loss	(400,756)	(517,051)	(135,802)

Change in net unrealized capital gains (losses), net of deferred income tax	158,563	230,011	191,534

Change in net unrealized foreign exchange capital (loss) gain	3,872	(5,354)	6,017

Change in net deferred income tax	(287,767)	169,379	52,182

Change in non-admitted assets	355,645	(40,194)	39,519

Change in liability for reinsurance in unauthorized companies	(7)	(8)	286

Change in asset valuation reserve	141,040	(106,042)	(48,955)

Changes in Separate Account surplus	54	(13)	62

Cumulative effect of changes in accounting principles (Note 1)	21,800	-	-

Dividends to stockholders	-	(300,000)	-

Stock option excess tax benefit	(184)	982	569

Surplus change from SSAP 10R	(71,677)	3,705	13,294

Aggregate write-ins for gains and (losses) in surplus (Note 1)	-	-	11,311

CAPITAL STOCK AND SURPLUS, END OF YEAR	$1,235,854	$1,315,271	$1,879,856

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY–BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010 (IN THOUSANDS)

	2012	2011	2010

CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$428,308	$3,261,075	$3,517,842
Net investment income	492,927	508,625	570,144
Miscellaneous income	707,003	671,323	697,430
Total receipts	1,628,238	4,441,023	4,785,416

Benefits and loss related payments	3,768,957	3,632,429	3,473,268
Net transfers (from) to Separate Accounts	(2,307,128)	528,821	1,213,069
Commissions, expenses paid and aggregate write-ins for deductions	277,329	497,711	541,253
Federal and foreign income taxes received	(56,336)	(30,269)	(80,273)
Total payments	1,682,822	4,628,692	5,147,317
Net cash from operations	(54,584)	(187,669)	(361,901)

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received	2,404,110	3,278,741	3,074,116
Cost of investments acquired	(2,642,421)	(1,865,311)	(3,177,296)
Net increase in contract loans and premium notes	18,509	6,378	5,356
Net cash from investments	(219,802)	1,419,808	(97,824)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Capital and paid in surplus, less treasury stock	-	-	400,000
Borrowed funds	(18,003)	(99,998)	(100,002)
Net deposits on deposit-type contracts and other liabilities	(64,737)	(1,298,514)	(962,633)
Dividends to stockholders	-	(300,000)	-
Other cash (used) provided	(48,603)	6,567	57,550
Net cash from financing and miscellaneous sources	(131,343)	(1,691,945)	(605,085)

Net increase in cash, cash equivalents, and short-term investments	(405,729)	(459,806)	(1,064,810)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	747,160	1,206,966	2,271,776

End of year	$341,431	$747,160	$1,206,966

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following non-cash activity: exchanges of debt securities of  $19.0 million, $49.0 million and $68.9 million, respectively, and transfers of mortgages to other invested assets of $41.1 million, $23.4 million and $30.5 million, respectively. During the years ended December 31, 2011 and 2010, the Company recorded the following non-cash activity: transfers of bonds to preferred stock of $16.0 million and $13.4 million, respectively, and transfers of other invested assets to real estate of $28.9 million and $2.0 million, respectively.  During the year ended December 31, 2010, the Company also transferred $7.1 million of bonds to other invested assets.

See notes to statutory-basis financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. (the “Parent”).  The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York. The business of the Company and its subsidiaries includes a variety of wealth accumulation products, protection products and institutional investment contracts.  These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, group life, group disability, group dental and group stop loss insurance and funding agreements.

In the normal course of business, the Company and its subsidiaries reinsure portions of their life insurance, annuity, group life insurance, group disability income and group stop loss exposure with both affiliated and unaffiliated companies using traditional indemnity reinsurance agreements.

On December 17, 2012, SLF announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, including all of the issued and outstanding shares of stock of the Company (the “Sale Transaction”).  The Sale Transaction is expected to close by the end of the second quarter of 2013, subject to regulatory approvals and customary closing conditions.  In connection with the Sale Transaction, the Company is seeking regulatory approval for certain affiliated transactions, including those described in Notes 2, 3, 5, 9 and 15.

During the first quarter of 2012, the Company and its wholly-owned subsidiary, SLNY, received all necessary insurance regulatory approvals to amend the fixed investment option period in their combination fixed and variable annuity contracts and other contracts to remove any negative market value adjustment (“MVA”) that can decrease the amount of the withdrawal proceeds. (Refer to Note 12 for additional information concerning the MVA Contracts.) The Company and SLNY filed amendments to the associated registration statements to include the contract amendments and to remove from registration any fixed investment options that remained unsold. The SEC declared the associated amended registration statements effective on March 22, 2012. As a result of the foregoing, the fixed investment option period in the contracts is no longer considered a “security” under the Securities Act of 1933, and the Company subsequently filed Forms 15 on March 23, 2012 to provide notice of suspension of its duty to file reports under Section 15(d) of the Securities Exchange Act of 1934. No other changes were made to the contracts, and all other terms and conditions of the contracts remain unchanged. The contract amendments described above did not have a material impact on the Company’s financial position.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

On December 12, 2011, SLF announced the completion of a major strategic review of its businesses. As a result of this strategic review, SLF announced that it would close its domestic U.S. variable annuity and individual life products to new sales effective December 30, 2011.

Existing legal, business and contractual requirements called for the Company to, among other things, continue accepting limited applications for (1) certain private placement variable annuities until mid-2012, and (2) new employees of corporate-owned life insurance (“COLI”) customers. Subject to these and other existing obligations, the Company ceased writing all other COLI new business effective January 31, 2012 and all other individual life and annuities new business effective December 31, 2011. The Company, through its subsidiary, SLNY, continues to offer group life, group disability, group dental and group stop loss insurance.

The decision to stop selling variable annuity and individual life products did not impact existing customers and their policies.  The Company continues to provide service to its policyholders, while focusing on the profitability, capital efficiency and risk management of its in-force business.  The Company will continue to earn revenue and to provide policyholder benefits on its in-force business.

Of the one-time restructuring costs on a pre-tax basis associated with the discontinuation of these product lines, $11.7 million was allocated to the Company. The restructuring costs related primarily to employee severance and other employee benefits, which were paid in the form of cash expenditures.

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”).  The Department recognizes only statutory accounting principles prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Delaware Insurance Law.  The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted principles by the State of Delaware.  As of December 31, 2009 and until withdrawn, the Company has received a permitted practice from the Insurance Commissioner of the State of Delaware related to Statement of Statutory Accounting Principles (“SSAP”) No. 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP No. 97”), specifically paragraph 8.b.i to record the unaudited statutory equity of a subsidiary, Independence Life and Annuity Company (“ILAC”), as an admitted asset.  ILAC is not required to prepare audited financial statements under regulations adopted in its state of domicile, Delaware.  Note, effective December 10, 2012, after receiving regulatory approval, ILAC redomesticated from the State of Rhode Island to the State of Delaware. The Company would not have triggered a regulatory event if the permitted practice had not been used.  Effective Q1 2013, ILAC was distributed to the Parent.  Refer to Note 19 for additional information.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

A reconciliation of the Company’s capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware is shown below.  There is no difference in the Company’s net loss between NAIC SSAP and practices prescribed and permitted by the State of Delaware.

(In Thousands)	State of Domicile	2012	2011	2010

SURPLUS

Company state basis	Delaware	$1,235,854	$1,315,271	$1,879,856

State Permitted Practice that increase/(decrease) NAIC SAP: unaudited subsidiary	Delaware	64,186	61,818	58,579

NAIC SAP		$1,171,668	$1,253,453	$1,821,277

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”).  The more significant differences that affect the Company are as follows:

Under statutory accounting principles, financial statements are not consolidated.  Investments in domestic life insurance subsidiaries, as defined by SSAP No. 97 are carried at their net statutory-basis equity value.  The changes in value are recorded directly to surplus.  Non-public, non-insurance subsidiaries and controlled partnerships are carried at GAAP equity value. Dividends paid by subsidiaries to the Company are included in the Company’s net investment income.

Statutory accounting principles do not recognize the following assets or liabilities, which are recognized under GAAP: deferred policy acquisition costs, unearned premium reserve and statutory non-admitted assets. Deferred policy acquisition costs do create a temporary tax difference as disclosed in Note 15.  An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP.  Methods for calculating real estate investment valuation allowances differ under statutory accounting principles and GAAP.  Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP.  There are certain limitations on net deferred tax assets under statutory accounting principles. The MVA annuity products are classified within the General Account under GAAP, but are classified within the Separate Account under statutory accounting principles.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value.  Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income.  Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

RECONCILIATION OF STATUTORY FINANCIAL STATEMENTS, AS FILED, AND AUDITED
STATUTORY BASIS FINANCIAL STATEMENTS

Each year the Company files its annual statutory financial statements on March 1.  Subsequent to this filing, the annual independent audit of the statutory financial statements is performed.  Presented below is a reconciliation of amounts reported in the annual statement and those amounts reported in the audited statutory-basis financial statements for the year ended December 31, 2012. Total admitted assets and liabilities were reduced by $64.9 million due to a separate account balance sheet reclass.  There was no change to surplus, net income or cash flows.

(In Thousands)
	As reported in the Annual Statement	Adjustment	As reported herein

Total Admitted Assets	$42,526,371	$(64,859)	$42,461,512
Total Liabilities	(41,290,517)	64,859	(41,225,658)
Total Capital & Surplus	$1,235,854	$-	$1,235,854

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, liability for deposit-type contracts, deferred income taxes, provision for income taxes and other-than-temporary-impairments (“OTTI”) of investments.

CORRECTION OF ERRORS

Adjustments were recorded during 2011 to correct the Company’s prior year contract loan balances which were overstated due to inaccurate interest rates on certain loan balances related to single premium whole life (“SPWL”) policies. The adjustments were as follows: a decrease to Contract loans of $107.2 million, an

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

increase to Amounts recoverable from reinsurers of $3.0 million, an increase to Other liabilities of $2.3 million, and a decrease to Funds held under coinsurance of $106.5 million. These adjustments did not have an impact on surplus or net income for the current period or prior period, due to the 100% funds-withheld reinsurance agreement with the United States Branch of the Company’s affiliate, Sun Life Assurance Company of Canada “(SLOC)”

During 2010, the Company discovered the following error related to the prior period: Commissions to agents due or accrued and Commissions on premiums and annuity considerations were overstated by $17.4 million.  This error has been adjusted and recorded, net of tax, in “Aggregate write-ins for gains and losses in surplus” for the year ended December 31, 2010 in the amount of $11.3 million.

RECLASSIFICATIONS

During 2011, the Company changed its classification for certain perpetual debt instruments from bonds to preferred stock.  The classification change was made for assets where distributions and/or redemptions were at the sole discretion of the issuer.  The statement values of these assets were $16.0 million at December 31, 2011 and $13.4 million at December 31, 2010.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

INVESTMENTS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are carried at amortized cost using the scientific method, except for those securities where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, in which case they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC rating methodology to be used for December 31, 2010 and thereafter.  The ratings for these RMBS and CMBS securities were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges provided by the third-party vendors corresponding to each NAIC designation.  Comparisons were initially made to the model based on amortized cost.  Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.  The net impact to surplus and unrealized gain/loss within surplus for the CMBS securities when placed under regulatory review at December 31, 2010 was a loss of $38.1 million.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised (“SSAP No. 43R”), was modified in 2011 to include within the category of ABS certain debt securities that were previously classified by the Company as issuer obligations.  The types of securities reclassified under the revised definition included certain equipment trust certificates, guaranteed contracts, secured leases and secured contracts. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable.  For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition.  If the collection of all contractual cash flows is not probable, an OTTI may be indicated.  The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks with an NAIC designation of 1 through 3 are carried at amortized cost.  Those with NAIC designations of 4 through 6 are carried at the lower of amortized cost or fair value.  Common stocks are carried at fair value except investments in subsidiaries.  The latter are carried based on the underlying statutory equity of the subsidiary.  The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97 with the exception of the permitted practice granted by the Commissioner discussed previously. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the underlying equity of the investee in accordance with SSAP No. 48 Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”), and SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments (“SSAP No. 93”).  Audited financial statements are received on an annual basis.  OTTI on stocks is evaluated under the methodology described in Note 3.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loan’s trade date, which is the date that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statement of Operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method.  Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus.  Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income.  However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Real Estate

Real Estate includes properties held for investment and properties held for sale. Real estate held for investment is stated at depreciated cost using the straight-line method net of encumbrances.  Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and disposition costs.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus.  The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

Derivatives

As part of the Company’s overall risk management policy, the Company uses interest rate swaps, over the counter (“OTC”) and listed options, exchange traded futures, currency forwards, currency swaps and swaptions.  Interest rate swaps are used to adjust asset duration and to better match interest rates earned on long-term fixed rate assets with interest credited to policyholders.  Interest rate swaps, purchased prior to January 1, 2003, are financial instruments with off-balance sheet risk.  Swaps purchased on January 1, 2003 and after are stated at fair value and changes in fair value are recorded through unrealized gains/losses within surplus.  Since October 1, 2008, the Company also utilizes interest rate swaps to hedge interest rate risk arising from the variability of cash flows due to certain variable rate funding agreements. These swaps are designated as cash flow hedges. Interest rate swaps that qualify for hedge accounting treatment are recognized in a manner consistent with the hedged item, at amortized cost.  At the date of designation, the fair value of the associated interest rate swap which had previously been recorded as an unrealized loss to surplus is fixed with subsequent amortization into income through the related policy’s maturity date. In the event a swap is not proven highly effective it is stated at fair value and then changes in fair value are recorded through unrealized gains/losses within surplus.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

The Company utilizes OTC put options and exchange traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  These options are stated at fair value.  Changes in fair value for options purchased prior to January 1, 2003 are recorded in net investment income. Changes in fair value for options purchased on January 1, 2003 and after are recorded in unrealized gains/losses within surplus.  The Company also purchases OTC and listed call options and exchange traded futures on the S&P 500 Index and other indices to economically hedge its obligation under certain fixed indexed annuity contracts.  The interest credited on these 1, 3, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.

The Company uses currency swaps to hedge against the risk of fluctuations in foreign currency exchange rates.  Currency swaps are marked to market.  Changes in fair value are recorded as unrealized gains/losses  within surplus.  Swaptions are utilized by the Company to hedge exposure to interest rate risk.  At the trade settlement date of a swaption, a premium is paid to the counterparty and recorded as an asset.  At expiration, swaptions either cash settle for value, settle into an interest rate swap or expire worthless. Swaptions are marked to market and changes in fair value are recorded in unrealized gains/losses (surplus).  Credit valuation adjustments (“CVAs”) are necessary to properly reflect the component of fair value of derivative instruments that arises from default risk.  CVAs are based on a methodology that uses credit default swap (“CDS”) spreads as a key input in determining an implied level of expected loss over the total life of the derivative contact. Where no observable CDS spreads are available, the counterparty’s or the Company’s credit spreads derived from bond yields are used instead.  CVAs are intended to achieve a fair value of the underlying contracts and are normally based on publicly available information. The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset. CVAs are not recorded for interest rate swaps used as cash flow hedges when proven highly effective.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amounts reported are based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      (CONTINUED)

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Refer to Note 15 of the Company’s financial statements for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life premiums are recognized as income over the premium paying period of the related policies.  Annuity considerations are recognized as revenue when received.  Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits (the “variable separate accounts”). Contracts for which funds are invested in the variable separate accounts include individual and group life and annuity contracts.

The Company has also established non-unitized separate accounts for certain MVA fixed annuities including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the non-unitized separate account are not legally insulated from the Company’s general account and can be used to satisfy general account liabilities.  See Note 12 for additional information.

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable separate accounts are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the variable separate accounts are carried at fair value. The investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable separate accounts.

The activity of the separate accounts is not reflected in the Company’s financial statements except for the following:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

•      The activity related to the guaranteed minimum death benefit (“GMDB”), guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s financial statements.

•      Premiums and withdrawals with offsetting transfers to/from the separate accounts are reflected in the Statement of Operations.

•      Transfers from the separate accounts due and accrued, which include accrued expense allowances receivable from the variable separate accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•      The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable separate accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective January 1, 2012, the NAIC adopted SSAP No. 101. Under SSAP No. 101, deferred tax assets are admitted based on a realization threshold limitation table. The Company recorded the following changes in surplus as a result of the adoption:

(In Thousands)

Reclassification of SSAP No. 10R
write-in within surplus	$71,677

Change in non-admitted DTA
as a result of adoption	(49,877)

Cumulative effect of change
in accounting principle	$21,800

Prior to the adoption of SSAP No. 101, the Company accounted for income taxes under SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), which provided for a three-year reversal period and 15% of adjusted surplus.  The application of SSAP No. 10R resulted in an increase of $71.7 million and $68.0 million in the Company’s surplus at December 31, 2011 and 2010, respectively.

Effective January 1, 2012, the NAIC revised the disclosure requirements of SSAP No. 100, Fair Value Measurements, to clarify the disclosures of the fair value of financial instruments. The changes in the disclosures have been reflected in Note 13.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       (CONTINUED)

Effective December 31, 2011, the NAIC adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).   SSAP No. 5R requires entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote.  Guarantees made to/or on behalf of a wholly-owned subsidiary, and inter-company and related party guarantees that are considered “unlimited” are exempted from the initial liability recognition.  As such, the guidance did not have a significant impact upon adoption.  The additional disclosures required by SSAP No. 5R have been incorporated in Note 2.

Effective January 1, 2011, the NAIC adopted changes to SSAP No. 43R, Loan-backed and Structured Securities, Revised (“SSAP No. 43R”).  These changes included broadening the definition of loan-backed and structured securities and clarification of the requirement to bifurcate realized gains and losses between the asset valuation reserve (“AVR”) and the interest maintenance reserve (“IMR”).  Neither of the changes had a material impact on the Company's statutory-basis net income or surplus.

Effective January 1, 2011, the NAIC adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). SSAP No. 35R modifies the conditions required before recognizing liabilities for insurance-related assessments. The liability is not recognized until the event obligating an entity to pay an imposed or probable assessment has occurred. The adoption of SSAP No. 35R did not have a significant impact on the financial statements of the Company.

Accounting Standards Not Yet Adopted

Effective December 31, 2013, the NAIC adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 103”). SSAP No. 103 replaces SSAP No. 91R of the same name and establishes new conditions for when a transferred financial asset is accounted for as a sale in addition to removing the concept of a qualifying special-purpose entity. The adoption of the standard is not expected to have a significant impact on the financial statements of the Company.

2.   RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates.  Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of significant transactions with affiliates.

As of December 31, 2012, the Company directly or indirectly owned all of the outstanding shares or members interest of the following entities, all of which are recorded as investments in subsidiaries in the Company’s statutory-basis financial statements: SLNY, the business of which includes individual fixed and variable annuity contracts, group life, group disability, group dental, group stop loss  and individual life insurance in New York; ILAC, a Delaware life insurance company that sold variable life insurance products and fixed annuities; Clarendon Insurance Agency, Inc., a registered broker-dealer; 7101 France Avenue, LLC; Sun MetroNorth, LLC; SL Investment DELRE Holdings 2009-1, LLC; SLF Private Placement Investment

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

Company I, LLC and SLNY Private Placement Investment Company I, LLC. SLF Private Placement Investment Company I, LLC and SLNY Private Placement Investment Company I, LLC are carried at a zero equity value.

In December 2012, the Company’s Board of Directors approved the extraordinary distribution of all of the issued and outstanding shares of ILAC to the Parent. The Company received regulatory approval for the distribution, and ILAC was distributed effective January 1, 2013.  Refer to Note 19.  In addition, SLNY Private Placement Investment Company I, LLC, which was carried at a zero equity value, was cancelled during the fourth quarter of 2012.  During 2011, Sun Parkaire Landing, LLC was dissolved.  The value of real estate transferred to held for production of income was $18.5 million.

Summarized combined financial information of the Company’s subsidiaries, which are included in common stocks and other invested assets in the accompanying financial statements on an equity basis, are as follows:

	Years Ended December 31,
(In Thousands)	2012	2011

Assets	$3,733,791	$3,700,561
Liabilities	3,239,634	3,264,337
Total net assets	$494,157	$436,224

Total revenues	$272,476	$508,828
Operating expenses	216,718	505,876
Income tax expense	16,379	919
Net gain	$39,379	$2,033

The Company does not own shares of an upstream intermediate entity or ultimate parent, directly or indirectly, via a downstream subsidiary, controlled, or affiliated entity.

In accordance with SLF’s strategy, SLNY also closed its variable annuity and individual life products to new sales effective December 30, 2011, with certain exceptions. (See Note 1.)

Reinsurance Related Agreements

As more fully described in Note 9, the Company is party to several reinsurance transactions with SLOC and other affiliates.

In December 2012, in connection with the Sale Transaction, the Company’s Board of Directors of the Company approved the recapture of 100 percent of the risks under certain SPWL policies that are currently reinsured to its affiliate, SLOC, pursuant to a December 31, 2003 reinsurance agreement.  The transaction was recorded during the first quarter of 2013.  See Note 19 for further details.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company  has a reinsurance agreement with Sun Life Reinsurance (Barbados) No. 3 Corp. (“BarbCo 3”), an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s financial statements.

Capital Transactions

The Company did not receive any capital contributions from the Parent during the years ended December 31, 2012, 2011 and 2010.  No dividends were paid during the year ended December 31, 2012. During the year ended December 31, 2011, the Company paid an extraordinary cash dividend of $300.0 million to the Parent. No dividends were paid during the year ended December 31, 2010.

During 2012 and 2011, the Company contributed to its subsidiary, SL Investment DELRE Holdings 2009-1, LLC, mortgages with a book value and fair value of approximately $41.1 million and 23.4 million, respectively.

Debt and Surplus Note Transactions

As of December 31, 2011 and 2010, the Company had an $18.0 million outstanding promissory note that was originally issued to Sun Life (Hungary) Group Financing Limited Company (“Sun Life (Hungary) LLC”), an affiliate, for which the Company paid interest semi-annually.  On June 2, 2011, Sun Life (Hungry) LLC sold the $18.0 million note to SLOC.  With the exception of the change in lenders, this transaction did not have any impact on the terms of the promissory note.  Effective June 2, 2011, the Company began paying the related interest to SLOC. On June 29, 2012, the Company paid the $18.0 million of outstanding principal, plus $0.5 million in accrued interest to SLOC due to the maturity of the note.  Related to this note, the Company incurred interest expense of $0.5 million for the year ended December 31, 2012 and $1.0 million for each of the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2012, and 2011, the Company had $565.0 million of surplus notes payable to Sun Life Financial (U.S.) Finance Inc., an affiliate.  During 2012, the Company applied for and received approval from the Delaware Department of Insurance for certain modifications to two surplus notes payable to Sun Life Financial (U.S.) Finance, Inc. The modifications extended the maturity dates on both surplus notes from December 15, 2015 to December 15, 2032, changed the interest rates from 6.125% per annum and 7.25% per annum to 7.626% and modified the prepayment language in both surplus notes. These changes were effective October 1, 2012.  The Company expensed $42.7 million for interest on these surplus notes for year ended December 31, 2012 and $42.6 million for each of the years ended December 31, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

Institutional Investments Contracts

On September 12, 2006, the Company issued two floating rate funding agreements totaling $900.0 million to Sun Life Financial Global Funding III, L.L.C. (“LLC III”) which will mature on October 6, 2013.  On April 7, 2008, the Company issued a third floating rate funding agreement totaling $5.8 million to LLC III, which matured on December 1, 2011.  The Company paid $5.9 million to LLC III, including $0.01 million in interest due to the maturity of the third funding agreement.  Total interest credited for these three funding agreements was $7.3 million, $5.9 million and $6.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.  On September 19, 2006, the Company also issued a $100.0 million floating rate demand note payable to LLC III.  For interest on this demand note, the Company expensed $0.8 million for year ended December 31, 2012 and $0.7 million for each of the years ended 2011 and 2010, respectively. The Company has entered into an interest rate swap agreement with LLC III with an aggregate notional amount of $900.0 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company issued a floating rate funding agreement of $900.0 million to Sun Life Financial Global Funding II, L.L.C. (“LLC II”), an affiliate.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $7.5 million to LLC II.  On July 1, 2011 and July 19, 2011, the Company paid $901.3 million and $7.5 million to LLC II due to the maturity of these funding agreements that the Company issued to LLC II.  The payments included $1.3 million of accrued interest.

Total interest credited for these funding agreements was $2.6 million and $5.4 million for the years ended December 31, 2011 and 2010, respectively.

The Company also issued a $100.0 million floating rate demand note payable to LLC II on May 24, 2006.    On July 19, 2011, the Company paid $100.0 million to LLC II, including $0.01 million in interest due to the maturity of the floating rate demand note.  For interest on this demand note, the Company expensed $0.3 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively.

The Company had entered into an interest rate swap agreement with LLC II with an aggregate notional amount of $900.0 million that effectively converted the floating rate payment obligations under the funding agreement to fixed rate obligations.  This interest swap agreement expired on July 6, 2011 due to the maturity of the underlying floating rate funding agreement with LLC II.

On June 3, 2005 and June 29, 2005, the Company issued two floating rate funding agreements with a combined total of $900.0 million to Sun Life Financial Global Funding, L.L.C. ("LLC") due 2010.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $10.0 million to LLC.  On July 1, 2010 and July 8, 2010, the Company paid $900.0 million and $10.0 million, respectively, to LLC due to the maturity of these funding agreements. Total interest credited for these funding agreements was $2.9 million for the year ended December 31, 2010.  On June 10, 2005, the Company also issued a $100.0 million floating rate demand note payable to LLC, which matured on July 6, 2010.  On August 6, 2010, the Company paid $100.1 million to LLC, including $0.1 million in interest due to settle the $100 million demand note payable.  The Company expensed $0.5 million for the year ended December 31, 2010, for interest on this demand note.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company had an interest rate swap agreement with LLC with an aggregate notional amount of $900.0 million that effectively converted the floating rate payment obligations under the funding agreements to fixed rate obligations. The related $900.0 million interest rate swap agreement expired on July 6, 2010 due to the maturity of the floating rate funding agreements with LLC.

The account values related to these funding agreements issued to LLC III, and LLC II are reported in the Company’s statutory-basis statements of admitted assets, liabilities, capital stock and surplus as a component of liability for deposit-type contracts.

The details of outstanding notes due affiliates at December 31, 2012 are as follows (amounts in thousands):

Issue Date	Payees	Type	Rate	Maturity	Principal/ Carrying Value	Interest Expense

12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	$150,000	$9,225
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.626%	12/15/2032	150,000	10,991
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.626%	12/15/2032	7,500	483
12/22/1997	Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	250,000	21,563
	Total surplus notes				$565,000	$42,723

07/22/2002	Sun Life Assurance Company of Canada	Promissory	5.710%	06/30/2012	-	514
09/19/2006	Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/06/2013	100,000	836
	Total borrowed money				$100,000	$1,350
	Grand total				$665,000	$44,073

The details of outstanding notes due affiliates at December 31, 2011 are as follows (amounts in thousands):

Issue Date	Payees	Type	Rate	Maturity	Principal/ Carrying Value	Interest Expense

12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	$150,000	$9,225
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
12/15/1995	Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
12/22/1997	Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	250,000	21,563
	Total surplus notes				$565,000	$42,583

07/22/2002	Sun Life Assurance Company of Canada	Promissory	5.710%	06/30/2012	18,000	1,028
05/24/2006	Sun Life Financial Global Funding II, L.L.C.	Demand	Libor plus 0.26%	07/06/2011	-	310
09/19/2006	Sun Life Financial Global Funding III, L.L.C.	Demand	Libor plus 0.35%	10/06/2013	100,000	664
	Total borrowed money				$118,000	$2,002
	Grand total				$683,000	$44,585

Each payment and accrual of interest on surplus notes may be made only with the prior approval of the Commissioner of Insurance of the State of Delaware and only to the extent the Company has sufficient surplus to make such payment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

Administrative Service Agreements, Rent and Other

The Company participates in a pension plan and other retirement plans sponsored by an affiliate, Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”). The allocated expenses to the Company from Sun Life Services were $18.0 million, $21.9 million and $24.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On December 31, 2009 the Company transferred assets to Sun Life Services, which resulted in a sale-leaseback transaction.  At the time of the transfer, the Company established a liability, which represented the cost of certain of the assets transferred, and had been amortizing the liability over the remaining useful life of the assets on a straight-line basis.  During December, 2012, the value of the assets transferred were written down to zero, and the remaining liability was amortized into income.  The write-off resulted in an increase to surplus of approximately $8.6 million, pre-tax, as the leased assets had been previously non-admitted.  The Company has no remaining future minimum lease payments related to these assets.  For the year ended December 31, 2011, the Company recorded non-admitted assets with a corresponding deposit liability of $11.4 million.

The Company is party to various related party administrative service agreements as described below.  Certain of these affiliated service agreements may be amended or terminated upon the close of the Sale Transaction, described in Note 1.

Pursuant to an administrative services agreement between the Company and Sun Life Services, Sun Life Services agrees to provide human resource services (e.g., recruiting and maintaining appropriately trained and qualified personnel and equipment necessary for the performance of actuarial, financial, legal, administrative, and other operational support functions) to the Company, and the Company agrees to reimburse Sun Life Services for the cost of such services plus an arms-length based profit margin to be agreed upon by the parties.  Total expenses under this agreement were $75.1 million, $91.1 million and $100.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLOC under which the Company provides various administrative services to SLOC upon request.  Pursuant to this agreement, the Company recorded reimbursements of $129.6 million, $99.3 million and $99.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLOC, which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis.  Expenses under this agreement amounted to approximately $7.5 million, $12.6 million, and $11.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with Sun Life Information Services Canada, Inc. ("SLISC"), an affiliate, under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity business.  Expenses under this agreement amounted to approximately $18.4 million, $19.3 million and $18.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has service agreements with Sun Life Information Services Ireland Limited ("SLISIL"), an affiliate, under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under these agreements amounted to approximately $25.3 million, $22.6 million and $23.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with SLC-U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $14.2 million, $12.7 million and $13.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Company paid $10.2 million, $35.9 million and $38.2 million, respectively, in commission fees to Sun Life Financial Distributors, Inc. (“SLFD”), an affiliated broker dealer.

The Company has an administrative services agreement with Sun Capital Advisers LLC (“SCA”), an affiliated investment adviser, under which the Company provides administrative services with respect to certain open-end investment management companies for which SCA serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $16.4 million, $16.6 million and $13.0 million for the years ended December 31, 2012, 2011 and 2010.  The Company paid $15.7 million, $17.9 million and $18.9 million in investment management fees to SCA under a separate investment services agreement for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a management services agreement with SLNY, whereby the Company furnishes certain investment, actuarial, and administrative services to SLNY on a cost reimbursement basis.  The Company received reimbursements related to this agreement of $30.0 million, $31.2 million and $30.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company leased office space to SLOC under lease agreements with terms expiring on December 31, 2014 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term which is then ending.  Rent received by the Company under the leases amounted to approximately $12.6 million in 2012 and $12.1 million in 2011 and 2010. Rental income is reported as a component of net investment income.  This lease was revised on January 1, 2013.  Refer to Note 19.

During 2010, the Company sold mortgages to SLOC with a book value of $85.6 million and a fair value of $93.4 million and recognized a pre-tax gain of $7.8 million as a result.  During 2010, the Company also purchased $52.2 million of unrelated mortgage loans from SLOC at fair value.

The Company had $71.0 million and $54.0 million due from related parties at December 31, 2012 and 2011, respectively, and had $18.5 million and $27.9 million due to related parties, recorded as a component of Other liabilities, at December 31, 2012 and 2011, respectively, under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company, as successor to Keyport Life Insurance Company (“Keyport”), which merged with and into the Company at close of business on December 31, 2003, unconditionally guarantees the full and punctual payment when due of any obligations of its wholly-owned subsidiary, ILAC, arising out of or in connection with any insurance or annuity contract (“Contract”) issued by ILAC on or after June 25, 1998. The purpose of this guaranty is to enhance the financial strength of ILAC. The liability of the Company under the guaranty is unlimited to any specific sum and continues until terminated by mutual agreement of the parties. In the event of such termination, the Company will not be liable under the guarantee in connection with any Contract issued by ILAC after the termination date; however, the guarantee will continue in effect with respect to any obligations arising out of or in connection with any Contract issued after June 25, 1998 and before the termination date. The guaranty will not exceed contractual obligations to the policyholders of the contracts.  No contracts were issued by ILAC after June 25, 1998. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company, as successor to Keyport, unconditionally guarantees the full and punctual payment when due of any obligations of Keyport Benefit Life Insurance Company (“KBL”) arising out of or in connection with any Contract issued by KBL on or after June 25, 1998 and before December 31, 2002, the date that KBL merged with and into the Company’s wholly-owned subsidiary, SLNY. The purpose of this guaranty was to enhance the financial strength of KBL. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the contracts. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company guarantees on a subordinated basis all amounts payable by SLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by SLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by SLNY from a Guarantee Period to any holder. The guarantee is subject to no preconditions other than the failure by SLNY to pay when due any Guarantee Period interests. SLNY registered such Guarantee Period interests under the Securities Act of 1933 with the Securities and Exchange Commission (“SEC”). Under the SEC’s rules, implementation of the guarantee permitted SLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guarantee was to achieve that result. The Company’s guarantee in this regard guarantees the payment of amounts payable by SLNY from a Guarantee Period but does not guarantee any other obligations of SLNY under the MVA Contracts. The obligations under the guarantee are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guarantee. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the MVA Contracts. At December 31, 2012 and 2011, there is no liability accrued under this guaranty.

The Company guaranteed the full and timely payment of the obligations of SLFD, as tenant under a commercial office lease dated April 13, 2007.  Prior to December 31, 2011, SLFD provided written notice to the landlord of its intention to terminate the lease effective January 14, 2013 and paid $3.5 million in surrender considerations.  The maximum potential amount of future payments (undiscounted) that the guarantor could have been required to make under the guarantee was $0. This guarantee terminated with the termination of the office lease.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

2.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company recorded tax benefits from stock options of approximately $(0.2) million, $1.0 million and $0.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Employees of the Company’s affiliates are participants in a restricted share unit (“RSU”) plan with the Company’s indirect parent, SLF.

Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair value of an equal number of common shares of SLF stock.  The Company incurred expenses of $7.8 million, $5.7 million and $9.6 million relating to RSUs for the years ended December 31, 2012, 2011 and 2010, respectively.

3.  DEBT SECURITIES

The statement value and fair value of the Company’s debt securities were as follows:

	December 31, 2012
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$3,211	$441	$-	$3,652
US State, Municipals and Political Subdivisions	1,058	22	(14)	1,066
US Treasury & Agency	1,099,088	2,974	(954)	1,101,108
Residential Mortgage Backed Securities	672,085	12,385	(25)	684,445
Commercial Mortgage Backed Securities	616,847	38,538	(7,109)	648,276
Corporate	4,504,111	350,525	(25,611)	4,829,025
Asset Backed Securities	411,799	53,507	(1,439)	463,867
Total	$7,308,199	$458,392	$(35,152)	$7,731,439

	December 31, 2011
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$3,183	$236	$-	$3,419
US State, Municipals and Political Subdivisions	816	56	-	872
US Treasury & Agency	503,412	5,187	-	508,599
Residential Mortgage Backed Securities	864,049	13,534	(113,865)	763,718
Commercial Mortgage Backed Securities	669,740	30,605	(85,563)	614,782
Corporate	4,911,942	252,596	(74,871)	5,089,667
Asset Backed Securities	502,084	52,826	(14,912)	539,998
Total	$7,455,226	$355,040	$(289,211)	$7,521,055

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

The statement value and estimated fair value by maturity periods for debt securities, other than ABS and MBS are shown below.  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly the contractual maturities for those securities are not shown.

	December 31, 2012
(In Thousands)	Statement	Estimated
	Value	Fair Value
Due in one year or less	$1,136,526	$1,144,560
Due after one year through five years	2,147,269	2,265,367
Due after five years through ten years	1,229,766	1,311,661
Due after ten years	1,093,907	1,213,263
Total before asset and mortgage-backed securities	5,607,468	5,934,851
Asset and mortgage-backed securities	1,700,731	1,796,588
Total	$7,308,199	$7,731,439

Proceeds from sales and maturities of investments in debt securities during 2012, 2011 and 2010, were $2.2 billion, $3.0 billion, and $2.9 billion, respectively; gross gains were $56.8 million, $98.5 million and $161.4 million; and gross losses were $31.0 million, $26.0 million and $40.6 million, respectively.

Debt securities included above with a statement value of approximately $4.2 million for each of the years ended December 31, 2012 and 2011, respectively, were on deposit with governmental authorities as required by law.

Investment grade debt securities were 93.6% and 89.0% of the Company’s total debt securities as of December 31, 2012 and 2011, respectively.

The fair values of publicly traded debt securities are determined using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services with the remaining unpriced securities priced using one of the other two methods.  For privately-placed fixed maturity securities, fair values are estimated using a fair value model which includes estimates that take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

Estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

Other-than-temporary-impairment

The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred.  The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

OTTI was recognized during 2012 on loan-backed or structured securities that the Company had intent to sell in conjunction with the Sale Transaction, as defined in Note 1.  Refer to details in Note 20.  The OTTI balances under SSAP No. 43R where the present value of expected cash flows are less than amortized cost as of December 31, 2012 and 2011 are also detailed in Note 20.

If the fair value of a debt security other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred.  If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.  The Company has a Credit Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.  In determining whether a security is OTTI, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis.   Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Impaired List”- Management has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s statements of operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value.  For the year ended December 31, 2012, the Company incurred write-downs of debt securities, including those subject to SSAP No. 43R and those which the Company had the intent to sell in connection with the Sale Transaction, defined in Note 1, totaling $367.6 million.  Of this amount, $119.9 million was recorded related to sub-prime and Alternative-A (“Alt-A”) loans.  For the year ended December 31, 2011, the Company incurred write-downs on debt securities of $111.4 million in total, of which $17.7 million was related to sub-prime and Alt-A loans.  For the year ended December 31, 2010, the Company incurred write-downs of debt securities of $163.1 million in total, of which $11.3 million was recorded on sub prime and Alt-A loans.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2012 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Asset Backed Securities	3	2,951	(36)	3	6,247	(1,403)	6	$9,198	$(1,439)

Commercial Mortgage Backed Securities	2	6,852	(63)	6	9,043	(7,046)	8	15,895	(7,109)

Corporate	52	220,145	(9,731)	18	116,941	(15,880)	70	337,086	(25,611)

Residential Mortgage Backed Securities	1	84	(1)	7	6,229	(24)	8	6,313	(25)

US State, Municipals and Political Subdivisions	1	234	(14)	-	-	-	1	234	(14)

US Treasury and Agency	3	208,831	(954)	-	-	-	3	208,831	(954)
Total	62	$439,097	$(10,799)	34	$138,460	$(24,353)	96	$577,557	$(35,152)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2011 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Asset Backed Securities	12	$36,144	$(1,401)	11	$19,392	$(13,511)	23	$55,536	$(14,912)

Commercial Mortgage Backed Securities	36	91,193	(14,376)	84	212,669	(71,187)	120	303,862	(85,563)

Corporate	75	632,286	(43,159)	30	178,972	(31,712)	105	811,258	(74,871)

Residential Mortgage Backed Securities	15	37,937	(4,656)	214	436,452	(109,209)	229	474,389	(113,865)

Total	138	$797,560	$(63,592)	339	$847,485	$(225,619)	477	$1,645,045	$(289,211)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

3.  DEBT SECURITIES (CONTINUED)

As summarized in the table below, the Company had indirect exposure to residential sub-prime and Alt-A loans with book adjusted carrying values of $122.9 million and $81.9 million, respectively, as of December 31, 2012.  This represents approximately 2.0% of the Company’s total invested assets. Alt-A loans are generally residential loans made to borrowers with credit profiles that are stronger than sub-prime but weaker than prime. Of these investments 96.2 % were issued before 2007 and 65.0% have a NAIC 1 rating.

		Book/Adjusting
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Sub-prime: Residential asset backed securities	$122,907	$122,873	$123,665
Alt-A loans: Residential asset backed securities	81,893	81,918	81,974
	$204,800	$204,791	$205,639

As summarized in the table below, the Company had indirect exposure to residential sub-prime and Alt-A loans with book adjusted carrying values of $153.4 million and $104.1 million, respectively, as of December 31, 2011.  This represents approximately 2.3% of the Company’s total invested assets. Alt-A loans are generally residential loans made to borrowers with credit profiles that are stronger than sub-prime but weaker than prime. Of these investments 96.1 % were issued before 2007 and 43.7% have a NAIC 1 rating.

		Book/Adjusting
Type	Actual Cost	Carrying Value	Fair Value
Sub-prime: Residential asset backed securities	$206,115	$153,352	$116,571
Alt-A loans: Residential asset backed securities	151,342	104,094	90,219
	$357,457	$257,446	$206,790

4.  MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.   MORTGAGE LOANS (CONTINUED)

The following table shows the geographical distribution of the statement value of the mortgage loans portfolio for the years ended December 31:

(In Thousands)	2012	2011
Alabama	$10,539	$6,482
Alaska	5,286	5,450
Arizona	15,908	17,772
California	54,122	59,178
Colorado	11,412	15,948
District of Columbia	12,404	12,744
Florida	58,522	115,445
Georgia	22,376	28,733
Idaho	1,798	1,846
Illinois	35,002	34,499
Indiana	1,878	1,882
Iowa	64	127
Kansas	1,707	1,783
Kentucky	19,479	20,756
Louisiana	11,765	14,084
Maine	633	758
Maryland	12,476	14,060
Massachusetts	11,239	15,680
Michigan	8,610	12,900
Minnesota	12,529	13,345
Missouri	36,711	39,025
Mississippi	3,193	3,275
Montana	1,588	1,679
Nebraska	2,386	2,523
Nevada	7,779	8,370
New Jersey	16,040	19,240
New Mexico	8,045	8,377
New York	114,727	127,946
North Carolina	22,914	21,249
North Dakota	566	867
Ohio	42,028	53,223
Oklahoma	1,215	1,923
Oregon	17,966	18,661
Pennsylvania	39,167	44,068
Rhode Island	729	-
South Carolina	25,064	26,787
Tennessee	14,905	17,631
Texas	105,580	128,765
Utah	25,682	24,581
Virginia	3,721	6,302
Washington	20,793	27,447
West Virginia	3,867	4,060
Wisconsin	3,043	3,287
General allowance for loan loss	(10,846)	(15,278)
Total Mortgage Loans on Real Estate	$814,612	$967,480

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2012 and 2011.

The Company originated ten commercial mortgage loans with a total cost of $14.1 million during the year ended December 31, 2012 with rates ranging from 3.9% to 7.5% and originated three commercial mortgage loans with a total cost of $10.4 million during the year ended December 31, 2011 with rates ranging from 4.5% to 5.4%.  During the years ended December 31, 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties’ value at the time that the original loan is made.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $4.9 million and $19.2 million at December 31, 2012 and 2011, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $10.8 million and $15.3 million at December 31, 2012 and 2011, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2012, the Company individually and collectively evaluated loans with a gross carrying value of $830.3 million and $813.3 million, respectively.  At December 31, 2011, the Company individually and collectively evaluated loans with a gross carrying value of $1,002.0 million and $982.8 million, respectively.

All mortgages held at December 31, 2012 are in good standing.  Should the Company have any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2012 and 2011.

The Company accrues interest income on impaired loans to the extent it is deemed collectible.  Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold or is otherwise made whole.  Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

Other information is as follows:

(In Thousands)	2012	2011	2010

As of year end, the Company held mortgages with interest more than 180 days past due with a recorded investment, excluding accrued interest	$-	$ -	$ -

Total interest due on mortgages with interest more than 180 days past due	-	-	-

Taxes, assessments and any amounts advanced and not included in the mortgage loan total	-	-	-

Current year impaired loans with a related allowance for credit losses	17,016	62,995	26,692
Related allowance for credit losses	4,855	19,220	9,195

Impaired mortgage loans without an allowance for credit losses	-	-	-

Average recorded investment in impaired loans	1,702	3,499	2,644

Interest income recognized during the period the loans were impaired	-	-	-

Amount of interest income recognized on a cash basis during the period the loans were impaired	-	-	-

Allowance for credit losses:
Balance at beginning of period	$34,498	$ 30,145	$ 32,197
Additions charged to operations	5,872	15,479	20,935
Direct write-downs charged against the allowances	(15,715)	(4,037)	(22,987)
Recoveries of amounts previously charged off	(8,954)	(7,089)	-
Balance at end of period	$15,701	$ 34,498	$ 30,145

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

4.  MORTGAGE LOANS (CONTINUED)

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the recorded investment of the Company’s mortgage loans net of allowances for credit losses disaggregated by credit quality indicator as of December 31, 2012 and 2011:

(In Thousands)

Internal Risk Rating	2012	2011
AAA	$ -	$ 13,647
AA	25,920	11,298
A	10,478	-
BBB	199,344	149,068
BB and Lower	577,555	764,969
Impaired	17,016	62,996
Total	$830,313	$1,001,978

Total allowance for loan loss	(15,701)	(34,498)
Mortgage Loans on Real Estate	$814,612	$ 967,480

The following table provides an aging of past due commercial mortgage loans as of December 31, 2012 and 2011, based on the recorded investment net of allowances for credit losses.

(In Thousands)
	2012	2011
Current	$830,313	$997,429

30-59 Days Past Due	-	1,822
60-89 Days Past Due	-	2,727
Greater Than 90 Days - Accruing	-	-
Greater Than 90 Days - Not Accruing	-	-
Total Past Due	$ -	$ 4,549

Total allowance for loan loss	(15,701)	(34,498)
Total Mortgage Loans on Real Estate	$814,612	$967,480

5.  REAL ESTATE

The Company held four real estate properties for sale as of December 31, 2012.  One of the properties was originally acquired by foreclosure from the mortgage portfolio and the remaining three were acquired through purchase. The real estate held for sale includes $56.5 million of properties formerly occupied by the Company and $36.5 million formerly held for investment. These properties are being sold to a related party in connection with the Sale Transaction as described in Note 1 and are expected to be sold within the next annual statement period.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

5.  REAL ESTATE (CONTINUED)

The Company sold five properties during 2012 including four properties previously impaired that resulted in a total net realized gains of $3.4 million as compared to one property sold during 2011 for a net loss of $0.1 million.  These amounts are shown in the Company's Statement of Operations as part of net realized capital gains and losses.

The Company recognized four impairment losses on real estate as of December 31, 2012 as compared to no impairment losses recorded for 2011.  All four properties were real estate moved to held for sale during 2012 and were impaired for $1.5 million based on estimated fair value less costs to sell.  The properties were sold during the year for a total realized gain of $0.7 million.  The impairments are shown in the Company's Statement of Operations as part of net realized capital gains and losses.

6.  INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, preferred stock, mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold.  Realized gains and losses from the remaining investments are reported, net of tax, on the Statement of Operations, but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Realized gains (losses):
Debt securities	$(341,475)	$(38,604)	$(41,370)
Preferred stocks	71	(111)	(2,189)
Common stocks	917	67	5,647
Common stocks of affiliates	-	(9)	-
Mortgage loans	(25,080)	(7,140)	2,171
Real estate	1,924	(77)	-
Cash, cash equivalents and short-terms	(1)	15	(45)
Other invested assets	476	(223)	3,447
Derivative instruments	(38,009)	(48,513)	(242,488)
Subtotal	(401,177)	(94,595)	(274,827)
Capital gains tax benefit	(2,216)	(1,288)	-
Net realized losses	(398,961)	(93,307)	(274,827)
Gains/losses transferred to IMR (net of taxes)	(44,975)	(38,415)	41,650
Total	$(443,936)	$(131,722)	$(233,177)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

6.  INVESTMENT GAINS AND LOSSES (CONTINUED)

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Changes in net unrealized capital gains
(losses), net of deferred income tax:
Debt securities	$162,954	$19,089	$4,098
Common stocks	(25)	(166)	(2,698)
Common stocks of affiliates	46,080	12,375	66,483
Mortgage loans	12,218	(2,829)	1,334
Derivative instruments	(61,068)	205,495	127,814
Other invested assets	(1,596)	(3,953)	(5,497)
Total	$158,563	$230,011	$191,534

Deferred tax expense netted in unrealized capital gains (losses) above, except for common stock of affiliates and affiliated other invested assets, were $60.6 million, $117.2 million and $67.3 million at December 31, 2012, 2011 and 2010, respectively.

7.  NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Debt securities (unaffiliated)	$357,153	$420,578	$515,133
Debt securities of affiliates	-	-	32
Preferred stocks	1,336	1,139	262
Mortgage loans	56,621	63,059	73,637
Real estate investment income	28,693	25,810	25,703
Contract loans	24,446	31,580	43,962
Cash, cash equivalents and short-terms	510	819	2,031
Derivative instruments	(394,532)	131,554	(270,173)
Other invested assets	5,660	8,818	6,334
Other investment income	554	3,446	3,490
Gross investment income	80,441	686,803	400,411

Interest expense on surplus notes	42,752	42,583	42,583
Investment expenses and other interest expense on
borrowed money	37,076	38,863	38,353
Net investment income	$613	$605,357	$319,475

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

7.  NET INVESTMENT INCOME (CONTINUED)

The Company’s policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain.  The total amount of investment income due and accrued excluded from surplus for the year ended December 31, 2012 and 2011 was $0.2 million and $0.1 million, respectively.  The investment income due and accrued excluded from interest income for the year ended December 31, 2010 was $0.2 million.

8.  DERIVATIVES

The Company uses derivatives for hedging or replication purposes only.  Interest rate swaps are mainly employed for duration matching purposes.  Combination swaps comprised of currency and equity returns in combination with interest rate swaps, are used to hedge the Company’s European Medium Term Note program.  Beginning in the second quarter of 2005 and continuing into 2006, the Company marketed guaranteed investment contracts (“GICS”) to unrelated third parties and entered into Funding Agreements and interest rate swaps as part of this guaranteed investment program.  The interest rate swaps allow the Company to lock U.S. dollar fixed rate payments for the life of the contracts.  Effective October 1, 2008, the Company designated existing interest rate swaps as a cash flow hedge of variable cash payments to be made under the respective funding agreements. To qualify for hedge accounting treatment, the swap must be highly effective in mitigating the designated risk of the hedged item.  Effectiveness of the hedge is formally assessed and documented at the inception of each hedging relationship and quarterly throughout the life of the hedging relationship.  Options are used to hedge equity exposure embedded in contracts issued by the Company and to hedge equity exposure embedded in fixed and variable annuity products.  Futures are used to hedge equity exposure included in the equity indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange rates.

Interest rate swaps and combination swaps entered into prior to January 1, 2003, the effective date of SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, Income Generation and Replication (Synthetic Asset) Transactions (“SSAP No. 86”) are carried at zero value or cumulative foreign currency gains, respectively.  Swaps entered into January 1, 2003 and after as well as options, swaptions, and currency swaps are reported at fair value with the unrealized gain or loss reported as an adjustment to surplus.  All futures are marked to market and settled on a daily basis with the gain or loss reported as a component of investment income.  Credit valuation adjustments (“CVAs”) are necessary to properly reflect the component of fair value of derivative instruments that arises from default risk.  CVAs are based on a methodology that uses credit default swap (“CDS”) spreads as a key input in determining an implied level of expected loss over the total life of the derivative contact. Where no observable CDS spreads are available, the counterparty or Company credit spreads derived from bond yields are used instead.  CVAs are intended to achieve a fair value of the underlying contracts and are normally based on publicly available information. The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset.

CVAs are not recorded for interest rate swaps used as cash flow hedges, when proven highly effective. The Company accounts for its interest rate swaps, used as cash flow hedges, in accordance with the guidance in SSAP No. 86. In accordance with SSAP No. 86, derivatives that qualify for hedge accounting are recognized in a manner consistent with the hedged item.  The interest rate swaps employed by the Company have been designated as cash flow hedges of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

8.  DERIVATIVES (CONTINUED)

specific funding agreements, and accordingly if proven highly effective, the swap will be reported at amortized cost, consistent with the hedged funding agreement. At initial designation, the fair values of the swaps were recorded into surplus with subsequent amortization into income through the maturity date of the funding agreements. In the event that a swap is not proven highly effective, it will be recorded at fair value with unrealized gains/losses recorded to surplus. At December 31, 2012 and 2011, all hedges were highly effective.

Market risk is the risk of loss due to market price changes of the derivative instrument or underlying security or index.  To mitigate this risk the Company matches the market sensitivity of the hedge with the market sensitivity of the underling asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction.  The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties all of which include credit-related contingent features.  Certain counterparty relationships also may include supplementary agreements with such tailored terms as additional triggers for early terminations, acceptable practices related to cross-transaction netting and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level.  These triggers apply to both the Company and its counterparty.

At December 31, 2012 and 2011, the Company pledged $185.2 million and $276.6 million, respectively, in U.S. Treasury securities as collateral to counterparties.  At December 31, 2012 and 2011, counterparties pledged to the Company $175.2 million and $240.2 million, respectively, in collateral comprised of cash and U.S. Treasury securities.

Derivatives entered into prior to January 1, 2003 are carried in accordance with SSAP No. 31, Derivatives.  There were no outstanding notional or principal amounts at December 31, 2012 for derivatives entered into prior to January 1, 2003.  Derivatives entered into subsequent to January 1, 2003 are carried in accordance with SSAP No. 86.  The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

8.  DERIVATIVES (CONTINUED)

	Outstanding at
	December 31, 2012
	(per SSAP No. 86)

(In Thousands)	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)

Non-hedging interest rate swaps	$ 5,618,430	$148,367	$ -	$148,367
Hedging interest rate swaps	900,000	(33,863)	(7,065)	(26,798)
Currency swaps	67,500	(9,149)	-	(9,149)
Payor swaptions	3,115,000	12,994	14,037	(1,043)
Equity index options	861,101	35,432	57,766	(22,334)
Total	$10,562,031	$153,781	$64,738	$ 89,043
	Outstanding at
	December 31, 2011
	(per SSAP No. 86)

(In Thousands)	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)

Non-hedging interest rate swaps	$4,244,007	$251,816	$ -	$251,816
Hedging interest rate swaps	900,000	(68,562)	(16,284)	(52,278)
Currency swaps	47,500	(3,357)	-	(3,357)
Payor swaptions	-	-	-	-
Equity index options	1,949,878	46,945	92,327	(45,382)
Total	$7,141,385	$226,842	$76,043	$150,799

At December 31, 2012 and 2011, open futures contracts had a notional value of $5,223.7 million and $4,747.8 million and a fair value of $(50.2) million and $3.9 million, respectively. This amount does not include the component of variation margin that has already been cash settled.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

9.  REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability arising from this contingency is unlikely.

The Company manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWLs in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.4 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  As discussed in Note 2, in connection with the Sale Transaction, the Board of Directors approved the recapture of 100% of the risks pursuant to this agreement.  The recapture occurred during the first quarter of 2013.  See Note 19.

The Company  has a reinsurance agreement with BarbCo 3, an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.  This agreement also provided for the ceding of new business written after the effective date.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s financial statements.

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual universal life, individual private placement variable universal life, BOLI and COLI policies.  These amounts are reinsured on either a monthly renewable, yearly renewable term basis or modified coinsurance basis.

The Company has agreements with unrelated companies that provide for reinsurance of guaranteed minimum death benefits under certain variable annuity contracts.  These amounts are reinsured on a monthly renewable term basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

9.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

Years Ended December 31,
(In Thousands)	2012	2011	2010
Premiums and annuity considerations:
Direct	$453,109	$3,349,441	$3,595,173
Ceded - Affiliated	(24,101)	(98,654)	(104,781)
Ceded - Non-Affiliated	(13,093)	(20,568)	(23,702)
Net premiums and annuity considerations	$415,915	$3,230,219	$3,466,690

Insurance and other individual policy benefits and claims:
Direct	$968,595	$957,552	$627,871
Assumed - Non-Affiliated	5,503	6,679	10,214
Ceded - Affiliated	(145,408)	(147,092)	(154,212)
Ceded - Non-Affiliated	(24,739)	(9,442)	(19,176)
Net policy benefits and claims	$803,951	$807,697	$464,697

The following schedule reflects related party reinsurance information recorded in the Statement of Operations for the years ended December 31, 2012, 2011 and 2010:

	December 31, 2012
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(24,101)
Commission and expense allowance ceded	-	(1,101)
Policy benefits and changes in reserves	-	(7,950)
Commission and expense allowance assumed	-	-

	December 31, 2011
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(98,654)
Commission and expense allowance ceded	-	287
Policy benefits and changes in reserves	-	(143,732)
Commission and expense allowance assumed	-	-

	December 31, 2010
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	-	(104,781)
Commission and expense allowance ceded	-	5,819
Policy benefits and changes in reserves	-	(121,278)
Commission and expense allowance assumed	-	-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

10.  RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company.  Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium.  Extra premiums on single premium policies are amortized over ten years.  Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages.  Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest sensitive policies, substandard is reflected in the cost of insurance charges.

As of December 31, 2012 and 2011, the Company had $18.7 million and $23.5 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware.  Reserves (direct and assumed) to cover the above insurance as of December 31, 2012 and 2011 totaled $3.2 million and $3.8 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the instructions. Other than normal updates of reserves, the only significant reserve changes as of December 31, 2012 and 2011 were the changes in additional reserves held due to asset adequacy analysis testing. Direct asset adequacy reserves were $236.4 million and $174.4 million at December 31, 2012 and 2011, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

11.  WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2012	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$ -	$1,644,686	$ -	$1,644,686	6%
At book value less current surrender charge of 5% or more	2,204,320	-	-	2,204,320	9%
At fair value	-	-	18,324,602	18,324,602	70%
Total with adjustment or at fair value	$2,204,320	$1,644,686	$18,324,602	$22,173,608	85%
At book value without adjustment
(minimal or no charge or adjustment)	$2,099,491	$ -	$ -	$ 2,099,491	8%

Not subject to discretionary withdrawal	1,786,178	-	27,031	1,813,209	7%
Total (Gross: Direct +Assumed)	6,089,989	1,644,686	18,351,633	26,086,308	100%
Reinsurance ceded	32,494	-	-	32,494
Total (net)	$6,057,495	$1,644,686	$18,351,633	$26,053,814

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2011	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$ -	$2,290,921	$ -	$ 2,290,921	8%
At book value less current surrender charge of 5% or more	2,716,685	-	-	2,716,685	10%
At fair value	-	-	18,091,642	18,091,642	67%
Total with adjustment or at fair value	$2,716,685	$2,290,921	$18,091,642	$23,099,248	85%
At book value without adjustment
(minimal or no charge or adjustment)	$2,080,394	$ -	$ -	$ 2,080,394	8%

Not subject to discretionary withdrawal	1,823,304	-	24,856	1,848,160	7%
Total (Gross: Direct +Assumed)	6,620,383	2,290,921	18,116,498	27,027,802	100%
Reinsurance ceded	31,703	-	-	31,703
Total (net)	$6,588,680	$2,290,921	$18,116,498	$26,996,099

12.  SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in variable separate accounts include individual and group life and annuity contracts. The assets of this account are carried at fair value and the investment risk of such securities is retained by the contractholder. These variable products provide minimum death benefits and in certain annuity contracts minimum accumulation or withdrawal benefits.  The minimum guaranteed benefit reserves associated with the unitized separate account are reported in Aggregate reserves for life contracts in the Company’s statements of Admitted assets, Liabilities, Capital stock and Surplus.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

The Company has also established non-unitized separate accounts for certain MVA fixed annuities, including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the variable deferred annuity account are carried at fair value. The assets of the fixed deferred annuity account are carried on a general account basis.

The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these variable contracts. Investment income and changes in mutual fund asset values on variable separate accounts are allocated to policyholders and therefore are not reflected in the Statements of Operations of the general account.

For the current reporting year, the Company summarized the reported assets and liabilities from these product lines/transactions into a separate account as follows:

•	Sun Life (U.S.) Variable Life
•	Sun Life (U.S.) Variable Annuity
•	Sun Life (U.S.) Market Value Adjusted Annuity

A majority of the variable separate account assets are legally insulated from the general account whereas the MVA assets are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of legally insulated, vs. not legally insulated, is supported by section 2932 of the Delaware Insurance Code.

The Company maintained separate account assets totaling $31,948.7 million and $31,623.6 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011 the Company’s separate account statement included legally insulated assets of $30,012.1 million and $29,068.9 million respectively.

The assets legally insulated and non-legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

Product / Transactions	Legally Insulated Assets	Non- Legally Insulated Assets

(In millions)
Sun Life (U.S.) Variable Life	$11,069.3	$ -
Sun Life (U.S.) Variable Annuity	18,942.8	-
Sun Life (U.S.) Market Value Adjusted Annuity	-	1,936.6
Total	$30,012.1	$1,936.6

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges.  The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers from Separate Accounts.  The variable separate accounts are non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risks and rewards, and MVA separate accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The Company had $25,687.6 million and $25,331.3 million of non-guaranteed separate account reserves and $1,644.7 million and $2,290.9 million of guaranteed separate account reserves as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $22,695.0 million and $25,025.7 million, respectively.

To compensate the general account for the risk taken, the separate account paid risk charges of $191.1 million, $182.3 million and $241.5 million during the years ended December 31, 2012, 2011 and 2010, respectively.

For the years ended December 31, 2012, 2011 and 2010, the general account of the Company paid $110.1 million, $88.4 million and $123.7 million towards separate account guarantees, respectively.

The Company does not engage in securities lending transactions within the separate account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

12.  SEPARATE ACCOUNTS (CONTINUED)

An analysis of the separate account reserves as of December 31, 2012 is as follows:

(In Thousands)	Nonindexed
	Guarantee	Nonguaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

Premiums, considerations
or deposits for year ended
12/31/2012	$(164,491)	$635,210	$470,719

Reserves at 12/31/2012

For accounts with assets at:
Fair Value	350,650	25,687,602	26,038,252
Amortized Cost	1,294,036	-	1,294,036
Total Reserves	$1,644,686	$25,687,602	$27,332,288

By withdrawal characteristics:
With FV adjustment	$1,644,686	$ -	$1,644,686
At fair value	-	25,660,571	25,660,571
Subtotal	1,644,686	25,660,571	27,305,257
Not subject to discretionary
withdrawal	-	27,031	27,031
Total	$1,644,686	$25,687,602	$27,332,288

Below is the reconciliation of Net Transfers to Separate Accounts:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Transfers to Separate Accounts	$470,719	$2,734,402	$3,133,485
Transfers from Separate Accounts	(2,685,911)	(2,271,063)	(2,068,907)
Net Transfers to Separate Accounts on the Statement of Operations	$(2,215,192)	$463,339	$1,064,578

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value in the Company’s balance sheet are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices and exchange traded derivatives.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

Quoted prices for similar assets or liabilities in active markets,

Quoted prices for identical or similar assets or liabilities in non-active markets,

Inputs other than quoted market prices that are observable, and

Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, municipal bonds, structured notes and certain ABS including collateralized debt obligations, RMBS, CMBS, certain corporate debt, certain private equity investments and certain derivatives.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's opinions regarding the assumptions a market participant would use in pricing the asset or liability.  Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and certain derivatives.

There have been no significant changes made in valuation techniques during 2012 or 2011.

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2012 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	-	-	-	-
Debt securities - Unaffiliated (c)
Asset-backed securities	-	-	19,405	19,405
Residential mortgage-backed securities	-	37,869	6,486	44,355
Commercial mortgage-backed securities	-	13,718	-	13,718
Industrial and miscellaneous	-	-	-	-
Derivative Assets (e)				-
Interest Rate contracts	8	269,898	-	269,906
Equity contracts	36,780	4,563	-	41,343
FX contracts	839	337	-	1,176
Separate Accounts assets (d)	21,405,998	6,476,234	508,231	28,390,463
Total assets at fair value	$21,443,625	$6,802,619	$534,122	$28,780,366

Liabilities at fair value:
Separate Accounts (d)	$ -	$ (58,247)	$ -	$ (58,247)
Derivative Liabilities (e)
Interest Rate contracts	(3,353)	(108,873)	-	(112,226)
Equity Contracts	(51,763)	-	-	(51,763)
FX contracts	(1,849)	(9,149)	-	(10,998)
Total liabilities at fair value	$ (56,965)	$ (176,269)	$ -	$ (233,234)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2011 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	458	-	3,824	4,282
Debt securities - Unaffiliated (c)
Asset-backed securities	-	-	23,157	23,157
Residential mortgage-backed securities	-	110,080	29,857	139,937
Commercial mortgage-backed securities	-	43,857	-	43,857
Industrial and miscellaneous	-	7,343	-	7,343
Derivative Assets (e)
Interest Rate contracts	4,044	356,028	-	360,072
Equity contracts	32,585	17,252	5,193	55,030
FX contracts	-	577	-	577
Separate Accounts assets (d)	21,314,394	5,662,018	518,053	27,494,465
Total assets at fair value	$21,351,481	$6,197,155	$580,084	$28,128,720

Liabilities at fair value:
Separate Accounts (d)	$ -	$ (84,434)	$ -	$ (84,434)
Derivative Liabilities (e)				-
Interest Rate contracts	-	(104,724)	-	(104,724)
Equity Contracts	(4,686)	-	-	(4,686)
FX contracts	(3,524)	(3,422)	-	(6,946)
Total liabilities at fair value	$ (8,210)	$ (192,580)	$ -	$ (200,790)

(a) Preferred stocks with NAIC designations between 4 and 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(b) Common stocks are carried at fair value.

(c) Debt securities with NAIC designations of 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(d) Separate Account assets include invested assets carried at fair value, but exclude debt securities and preferred stocks where market risk is guaranteed by the Company and assets carried at amortized cost based on the respective NAIC rating, as explained above, as well as $2,186.6 million and $2,365.8 million of investment income and receivables due at December 31, 2012 and 2011, respectively, which are included in the Separate Account assets on the Statement of Admitted Assets, Liabilities, Capital Stock and Surplus. Separate Account liabilities include derivative liabilities carried at fair value.

(e) The derivatives included in the leveling descriptions are carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

None of the Company's assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2012 and December 31, 2011.

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2012:

(In Thousands)	Beginning Balance at 01/01/2012	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2012
Assets:
Common stock	$3,824	$ -	$ -	$ 670	$ 16	$ -	$ -	$(4,510)	$ -	$ -
Debt securities - Unaffiliated
Asset-backed securities	23,157	16	(8,425)	(1,220)	7,018	-	-	(618)	(523)	19,405
Residential mortgage-backed securities	29,857	4,381	(27,719)	(4,885)	5,671	-	-	-	(819)	6,486
Industrial and miscellaneous	-	-	-	-	-	-	-	-	-	-
Derivative Assets	5,193	-	-	-	-	-	-	-	(5,193)	-
Separate Accounts assets	518,053	31,673	(4,931)	585	8,078	266,219	11,512	(266,621)	(56,337)	508,231
Total Assets	$580,084	$36,070	$(41,075)	$(4,850)	$20,783	$266,219	$11,512	$(271,749)	$(62,872)	$534,122

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2011:

(In Thousands)	Beginning Balance at 01/01/2011	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2011
Assets:
Common stock	$ -	$ -	$ -	$ 84	$ 17	$ 3,723	$ -	$ -	$ -	$ 3,824
Debt securities - Unaffiliated
Asset-backed securities	23,943	27,729	(11,523)	(17,912)	1,838	-	-	-	(918)	23,157
Residential mortgage-backed securities	4,251	48,889	(6,692)	(11,232)	1,551	-	-	-	(6,910)	29,857
Industrial and miscellaneous	1	-	(1)	-	-	-	-	-	-	-
Derivative Assets	13,785	-	-	-	-	-	-	-	(8,592)	5,193
Separate Accounts assets	553,319	11,345	(49,035)	(2,145)	8,306	694,866	-	(623,201)	(75,402)	518,053
Total Assets	$595,299	$87,963	$(67,251)	$(31,205)	$11,712	$698,589	$ -	$(623,201)	$(91,822)	$580,084

The Company transfers assets into or out of Level 3 at the fair value as of the beginning of the reporting period.  Transfers made were the result of changes in the level of observability of inputs used to price the assets as well as changes in NAIC ratings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the twelve-month period ended December 31, 2012:

All Financial Instruments:
(In Thousands)

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 341,431	$ 341,431	$ 341,431	$ -	$ -	$ -
Debt securities	7,731,439	7,308,199	1,101,108	6,326,443	303,888	-
Preferred stocks	22,833	23,000	-	21,677	1,156	-
Mortgages	870,010	814,612	-	-	870,010	-
Derivatives – options and swaptions	48,426	48,426	30,869	17,557	-	-
Derivatives – swaps and forwards	257,241	257,241	-	257,241	-	-
Derivatives- futures	6,758	6,758	6,758	-	-	-
Contract loans	610,742	564,071	-	-	610,742	-
Other invested assets	33,668	30,569	-	20,542	13,126	-
Separate account assets	29,859,238	29,761,545	21,456,900	7,711,370	690,968	-

Contractholder deposit funds and other policyholder liabilities	(1,088,797)	(1,128,331)	-	-	(1,088,797)	-
Long-term debt to affiliates	(100,000)	(100,000)	-	-	(100,000)	-
Derivatives – swaps and forwards	(151,886)	(125,088)	-	(151,886)	-	-
Derivatives- Futures	(56,965)	(56,965)	(56,965)	-	-	-
Separate account liabilities	(91,958)	(91,958)	-	(58,247)	(33,711)	-

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the twelve-month period ended December 31, 2011:

(In Thousands)
	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 747,160	$ 747,160	$ 747,160	$ -	$ -	$ -
Debt securities	7,521,055	7,455,226	508,599	6,682,204	330,252	-
Preferred stocks	19,106	23,330	-	17,936	1,170	-
Common stocks	4,283	4,283	459	-	3,824	-
Mortgages	1,061,235	967,480	-	-	1,061,235	-
Derivatives – options and swaptions	46,945	46,945	24,499	17,253	5,193	-
Derivatives – swaps and forwards	356,604	356,604	-	356,604	-	-
Derivatives- futures	12,130	12,130	12,130	-	-	-
Contract loans	629,185	582,575	-	-	629,185	-
Other invested assets	35,885	34,040	-	19,418	16,467	-
Separate account assets	29,342,707	29,249,073	21,326,429	7,307,369	708,909	-

Contractholder deposit funds and other policyholder liabilities	(1,088,697)	(1,159,839)	-	-	(1,088,697)	-
Long-term debt to affiliates	(683,503)	(683,000)	-	-	(683,503)	-
Derivatives – swaps and forwards	(176,707)	(124,429)	-	(176,707)	-	-
Derivatives- Futures	(8,210)	(8,210)	(8,210)	-	-	-
Separate account liabilities	(121,538)	(121,538)	-	(84,434)	(37,104)	-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Debt securities - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.

In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Common and Preferred Stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Mortgage loans - The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Derivatives - The fair values of swaps are based on current settlement values, dealer quotes and market prices.  Fair values for options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets (excluding investments accounted for under the equity method) include low income housing tax credits (“LIHTC”), surplus debentures, and equipment leases.  The fair value of LIHTCs and equipment leases approximate their carrying values. The fair values of surplus debentures are based upon the same methods used for other private placements as described above.

Separate accounts – The estimated fair values of assets and liabilities are valued with the same methodology described above.  The difference between Separate Account assets and liabilities reflected above and the total recognized in the statements of admitted assets, liabilities and capital and surplus represents amounts that are considered non-financial instruments.

Liabilities for deposit type contracts - The fair values of the Company’s general account insurance reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

Long-term debt to affiliates - The fair value of long-term debt to affiliates is based on future cash flows discounted at the stated interest rate, considering all appropriate terms of the related agreements.  Due to certain provisions included in such agreements, whereby the issuer of the notes has the ability to call each note at par with appropriate approvals, the fair value is equal to par value.  Long-term debt to affiliates includes borrowed money and surplus funds.

14.  STATUTORY INVESTMENT VALUATION RESERVES

The AVR provides a reserve for losses from investments in debt securities, preferred stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR and amortized into income over the remaining contractual life of the security sold.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

14.  STATUTORY INVESTMENT VALUATION RESERVES (CONTINUED)

The table shown below presents changes in the AVR and IMR:

	December 31, 2012		December 31, 2011
(In Thousands)	AVR	IMR	AVR	IMR

Balance, beginning of year	$188,181	36,660	$82,139	$21,873

Net realized investment (losses) gains,
net of tax - General Account	(305,741)	44,975	(99,396)	38,415

Net realized investment losses,
net of tax - Separate Account	(4,316)	-	(5,731)	-

Net unrealized capital gains,
net of deferred taxes - General Account	114,911	-	217,718	-

Net unrealized capital gains (losses),
net of deferred taxes - Separate Account	13,077	-	(17,354)	-

Adjustment for CY liability losses released
from reserve	-	(3,528)	-	(8,423)

Less amortization of net investment gains	-	(13,396)	-	(15,205)

Increase in reserve based upon SVO requirements	41,029	-	21,548	-

Balance, before transfers	47,141	64,711	198,924	36,660

Adjustment down to maximum	-	-	(10,743)	-
Balance, end of year	$47,141	$64,711	$188,181	$36,660

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In connection with the Sale Transaction described in Note 1, the Parent is planning to make an election under Treasury Regulation Section 1.1502-36(d) to retain the deferred tax asset related to the Company’s net operating loss carryforward, capital loss carryforward and deferred acquisition cost.  Upon receipt of regulatory approval of the Sale Transaction, it is expected that the deferred tax asset related to these items will be transferred to the Parent.  Therefore, since Management believes that because it is more likely than not that the deferred tax assets related to the Sale Transaction will be not be realized by the Company, a valuation allowance has been recorded against these particular deferred tax assets as of December 31, 2012.

The following table provides the components of the Company’s net deferred tax asset (“DTAs”) and deferred tax liabilities (“DTLs”) as of December 31, 2012 and 2011.  The net admitted DTA was calculated under SSAP No. 101 for the year ended December 31, 2012 and was calculated under SSAP No. 10R for the year ended December 31, 2011.  The impact of transitioning from SSAP No. 10R to SSAP No. 101 was a decrease in net admitted deferred tax assets and surplus of $49.9 million.

(In Thousands)	December 31, 2012					December 31, 2011				Change
Description	Ordinary		Capital		Total	Ordinary		Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,156,141		$17,856		$1,173,997	$1,138,890		$71,582	$1,210,472	$ 17,251	$(53,726)	$(36,475)
Statutory Valuation Allowance Adjustments	(361,941)		(17,856)		(379,797)	-		-	-	(361,941)	(17,856)	(379,797)
Adjusted Gross Deferred Tax Assets	794,200	-	-	-	794,200	1,138,890	-	71,582	1,210,472	(344,690)	(71,582)	(416,272)
Deferred Tax Assets Nonadmitted	392,830		-		392,830	615,750		71,582	687,332	(222,920)	(71,582)	(294,502)
Subtotal Net Admitted Deferred Tax Assets	401,370		-		401,370	523,140		-	523,140	(121,770)	-	(121,770)
Deferred Tax Liabilities	240,172		-		240,172	308,109		-	308,109	(67,937)	-	(67,937)
Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability)	$ 161,198		$ -		$161,198	$215,031		$ -	$215,031	$(53,833)	$ -	$(53,833)

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) under SSAP No. 101	$(53,833)
Less: Tax effect of unrealized gains/(losses)	(60,568)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	(49,877)
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$56,612

Deferred Tax Assets Nonadmitted under SSAP No. 101	$(294,502)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	49,877
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$(344,379)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides component amounts of the Company's net admitted DTA calculation by tax character.  The components of the admission calculation were performed under (i) paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c of SSAP No. 101 for the year ended December 31, 2012 and (ii) paragraphs 10.e.i, 10.e.ii.a, 10.e.ii.b, 10.e.iii of SSAP No. 10R for the year ended December 31, 2011.  As it pertains to the Company, the only difference between the two computations is that SSAP No. 101 uses the current reporting period surplus figures whereas SSAP No. 10R uses the prior quarter surplus figures.

	December 31, 2012			December 31, 2011			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)	(Col 1-4)	(Col 2-5)	(Col 7+8)
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Admitted Pursuant to 11.a.	-	-	-	-		-	-	-	-
(b) Admitted Pursuant to 11.b. (lesser of 11.b.i. or 11.b.ii.)	161,198	-	161,198	215,031	-	215,031	(53,833)	-	(53,833)
(c) 11.b.i	459,248	-	459,248	579,334	-	579,334	(120,086)	-	(120,086)
(d) 11.b.ii			161,198			215,031			(53,832)
(e) Admitted Pursuant to 11.c.	207,226	1,124	208,350	308,109	-	308,109	(100,883)	1,124	(99,759)
(f) Total admitted under 11.a. - 11.c.	368,424	1,124	369,548	523,140	-	523,140	(154,716)	1,124	(153,592)
(g) Deferred tax liabilities	207,226	1,124	208,350	308,109	-	308,109	(100,883)	1,124	(99,759)
Net admitted deferred tax asset/liability	161,198	-	161,198	215,031	-	215,031	(53,833)	-	(53,833)

	2012	2011
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	893%	708%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$1,074,655,679	$1,101,023,536

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides the impact of tax planning strategies, if used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs.

	December 31, 2012			December 31, 2011			Change
	Ordinary	Capital		Ordinary	Capital
Description	Percent	Percent	Total Percent	Percent	Percent	Total Percent	Ordinary	Capital	Total Percent
Impact of Tax Planning Strategies

Adjusted Gross DTAs	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(% of Total Adjusted Gross DTAs)

Net Admitted Adjusted Gross DTAs	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(% of Total Net Admitted Adjusted
Gross DTAs)

The Company utilizes tax planning strategies in the calculation of its adjusted gross DTA.  However, due to the method prescribed for calculating the ratios for the net admitted DTA as shown in the above table, the percentage impact of using tax planning strategies used to calculate the adjusted gross DTA is not reflected in the table above.

The following tables provide the Company's significant components of income taxes incurred and the changes in DTAs and DTLs.

				Change	Change
(In Thousands)	December 31, 2012	December 31, 2011	December 31, 2010	2012 - 2011	2011 - 2010
Current Income Tax

Federal tax benefit from operations	$(84,977)	$(37,926)	$(25,108)	$(47,051)	$(12,818)
Federal tax expense on prior period adjustment	-	-	6,091	-	(6,091)
Federal income tax on net capital gains	(2,216)	9,659	52,206	(11,875)	(42,547)
Utilization of capital loss carry-forwards	-	(10,948)	(52,206)	10,948	41,258
Federal tax expense (benefit) on stock options	184	(982)	(569)	1,166	(413)
Current income tax benefit	$(87,009)	$(40,197)	$(19,586)	$(46,812)	$(20,611)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2012	December 31, 2011	Change
Deferred Tax Assets:

Ordinary
Policyholder reserves	$ 517,331	$ 536,293	$ (18,962)
Investments	213,028	165,450	47,578
Deferred acquisition costs	119,385	139,678	(20,293)
Net operating loss carry-forward	242,556	244,481	(1,925)
Other (including items <5% of total ordinary tax assets)	63,841	52,988	10,853
Total ordinary deferred tax assets	$ 1,156,141	$ 1,138,890	$ 17,251

Statutory valuation allowance adjustment	$ 361,941	$ -	$ 361,941

Nonadmitted	392,830	615,750	(222,920)

Admitted ordinary deferred tax assets	$ 401,370	$ 523,140	$ (121,770)

Capital:
Investments	-	66,124	(66,124)
Net capital loss carry-forward	17,856	5,458	12,398
Subtotal	$ 17,856	$ 71,582	$ (53,726)

Statutory valuation allowance adjustment	$ 17,856	$ -	$ 17,856

Nonadmitted	-	71,582	(71,582)

Admitted capital deferred tax assets	$ -	$ -	$ -

Admitted deferred tax assets	$ 401,370	$ 523,140	$ (121,770)

Deferred Tax Liabilities:

Ordinary
Investments	$ 135,748	$ 147,150	$ (11,402)
Policyholder reserves	89,539	147,072	(57,533)
Other (including items <5% of total ordinary tax liabilities)	14,885	13,887	998
Subtotal	$ 240,172	$ 308,109	$ (67,937)

Capital:
Investments	-	-	-
Subtotal	$ -	$ -	$ -

Deferred tax liabilities	$ 240,172	$ 308,109	$ (67,937)

Net admitted deferred tax assets/liabilities	$ 161,198	$ 215,031	$ (53,833)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) under SSAP No. 101	$(53,833)
Less: Tax effect of unrealized gains/(losses)	(60,568)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	(49,877)
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$56,612

Deferred Tax Assets Nonadmitted under SSAP No. 101	$(294,502)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	49,877
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$(344,379)

The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2012	December 31, 2011	Change
Total deferred tax assets	$1,173,997	$1,210,472	$(36,475)
Total deferred tax liabilities	240,172	308,109	(67,937)
Net deferred tax asset	$933,825	$902,363	$31,462
Statutory valuation allowance	(379,797)	-	(379,797)
Net deferred tax assets/liabilities	$554,028	$902,363	$(348,335)
Tax effect of unrealized (gains)/losses			(60,568)
Change in net deferred income tax			$(287,767)

Change in net deferred income tax (before admissibility) due to the adoption of SSAP 101			49,877
Change in net deferred income tax (before admissibility) excluding the effects of SSAP 101			$(337,644)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income taxes. The significant items causing this difference at December 31, 2012, 2011 and 2010 are as follows:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2012			December 31, 2011			December 31, 2010
Description	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net gain from operations	$(41,797)	$(14,629)	3.3%	$(423,255)	$(148,139)	28.6%	$72,267	$25,294	-12.5%
Pre-tax capital gains - Pre IMR	(401,177)	(140,412)	31.7%	(94,595)	(33,108)	6.4%	(274,828)	(96,190)	47.5%
Dividends Received Deduction		(14,000)	3.2%		(14,000)	2.7%		(14,000)	6.9%
Tax Credits		(4,739)	1.1%		(4,281)	0.8%		(3,930)	1.9%
Non-deductible expenses		545	-0.1%		669	-0.1%		639	-0.3%
Change in tax contingency reserves		(1,860)	0.4%		1,676	-0.3%		4,153	-2.1%
Reversal of IMR		(4,743)	1.1%		(8,270)	1.6%		3,932	-1.9%
Change in non-admitted assets		4,763	-1.1%		1,605	-0.3%		(777)	0.4%
Prior year adjustments		(2,455)	0.6%		(5,728)	1.1%		3,149	-1.6%
Prior period adjustment booked to Surplus		-	0.0%		-	0.0%		6,091	-3.0%
Change in statutory valuation allowance		379,797	-85.9%		-	0.0%		-	0.0%
Other		(1,509)	0.3%		-	0.0%		(129)	0.1%
Total statutory income taxes		$200,758	-45.4%		$(209,576)	40.5%		$(71,768)	35.4%

Federal income taxes incurred		$(87,009)	19.6%		$(40,197)	7.8%		$(19,586)	9.6%
Change in net deferred income taxes		287,767	-65.0%		(169,379)	32.7%		(52,182)	25.8%
Total statutory income taxes		$200,758	-45.4%		$(209,576)	40.5%		$(71,768)	35.4%

At December 31, 2012, the Company has $693.0 million of net operating losses carryforwards, which will begin to expire, if not utilized, in 2023.  At December 31, 2012, the Company has $51.0 million of capital loss carryforward, which will expire, if not utilized, in 2014. At December 31, 2012, the Company has $6.2 million of foreign tax credit carryforwards, which will begin to expire if not utilized, in 2019. At December 31, 2012, the Company has $6.2 million of LIHTC carryforwards, which will expire, if not utilized, in 2029.  At December 31, 2012, the Company has no Minimum Tax Credits.

At December 31, 2012, the following are income tax expenses (benefits) incurred in current and prior years that will be available for recoupment in the event of future net losses (gains) (in thousands):

2012	$ (64,460)
2011	(59,740)
2010	(65,258)

The Company did not pay income taxes for the years ended December 31, 2012, 2011 or 2010.

A reconciliation of the beginning and ending balances of tax contingencies computed in accordance with SSAP No. 101 and No. 5R is as follows:

(In Thousands)	2012	2011
Balance, beginning of year	$ 1,477	$ 3,625
Gross increases related to tax positions in prior years	-	-
Gross decreases related to tax positions in prior years	-	-
Gross increases related to tax positions in current year	-	-
Settlements	-	(2,148)
Close of tax examinations/statutes of limitations	-	-
Balance, end of year	$ 1,477	$ 1,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

Included above in the balance of tax contingencies are liabilities for unrecognized tax benefits (“UTBs”) related to permanent tax adjustments, exclusive of interest.  If recognized, these amounts would favorably affect the Company’s effective tax rate on income from operations in future periods, exclusive of any related interest.

The Company recognizes interest accrued related to UTBs in income tax expense.  The Company had accrued interest balance of $6.3 million and $9.2 million as of December 31, 2012 and 2011, respectively. The Company recognized $2.9 million in gross interest benefit related to UTBs during the year ended December 31, 2012. The Company has not accrued any penalties related to UTBs.

As of December 31, 2012, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2003.  In August 2006, the Internal Revenue Service (“IRS”) issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments and the case was assigned to The Appeals Division of the IRS (“Appeals”).  A settlement was reached and formally approved by the Company on January 11, 2010.   The effects of the settlement are in line with previous expectations and have no material impact on the Company’s financial statements.

In October 2008, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2003 and 2004. The Company disagreed with some of the adjustments and filed a protest, which was assigned to Appeals in 2009.  On May 27, 2010 the IRS held opening conference for the 2003 and 2004 Appeal.  The Company is involved in discussions with the IRS to reach a resolution. On January 6, 2011 the IRS issued a Revenue Agent’s Report for the Company for tax years 2005 and 2006. The Company disagrees with some of the issues and is in the process of filing a protest.

While the final outcome of the appeals and ongoing tax examinations is not determinable, the Company has recorded its best estimate of potential liability and does not believe that any adjustments would be material to its financial position.

On August 4, 2011, the IRS held Open Conference for the tax years 2007-2009.  The Company is in the process of responding to the IRS requests for information.  The Company also provided the disclosure letter to the IRS on September 21, 2011.

The Company will file a consolidated return with SLC – U.S. Ops Holdings for the year ended December 31, 2012, as the Company did for the years ended December 31, 2011 and 2010.

The Company has a written agreement approved by the Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation.  Pursuant to this agreement, allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.  Intercompany tax balances are settled on a quarterly basis, with a final true up after filing of the federal income tax return, as prescribed by the terms of the tax sharing agreement.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

15.  FEDERAL INCOME TAXES (CONTINUED)

The Company will file a consolidated federal income tax return for 2012 with the following affiliates:

Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.	Sun Life Financial (U.S.) Reinsurance Company
Sun Life Financial (U.S.) Holdings, Inc.	Massachusetts Financial Services Company
Sun Life Financial (Japan), Inc.	MFS Investment Management K.K.
Sun Life Financial (U.S.) Finance, Inc.	MFS Fund Distributors, Inc.
Sun Canada Financial Co.	MFS Service Center, Inc.
Sun Life Financial Distributors, Inc.	MFS Institutional Advisors, Inc.
Clarendon Insurance Agency, Inc.	MFS Heritage Trust Company
Sun Life of Canada (U.S.) Holdings, Inc.	California Benefits Dental Plan
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	Sun Life Administrators (U.S.), Inc.
Sun Life Assurance Company of Canada (U.S.)	Dental Holdings, Inc.
Independence Life and Annuity Company	Sun Life Financial (U.S.) Services Company, Inc.

16.  CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of:  (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company was not permitted to pay dividends in 2012 without prior approval from the Delaware Commissioner of Insurance.

No dividends were paid to the Parent during 2012. Extra ordinary dividends of $300 million were paid to the Parent during 2011. No dividends were paid to the Parent during 2010.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items at December 31, 2012 and 2011 was as follows (in thousands):

	2012	2011
Net unrealized capital losses, excluding deferred tax	$81,981	$(137,151)
Non-admitted assets	(401,635)	(707,402)
Asset valuation reserve	(47,141)	(188,181)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

17.  RISK-BASED CAPITAL

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products.  The Company has met the minimum RBC requirements at December 31, 2012 and 2011.

18.  COMMITMENTS AND CONTINGENT LIABILITIES

Contingent commitments

The Company has commitments for partnership investments of $11.5 million and $11.8 million as of December 31, 2012 and 2011, respectively.

Regulatory and industry developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

The pending liquidation of Executive Life Insurance Company, along with other insolvencies reported by National Organization of Life and Health Insurance Guaranty Associations, will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $10.2 million for guaranty fund assessments as of December 31, 2012. The Company does not know the period over which the guaranty fund assessments are expected to be paid.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

18.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The issue was included in the 2012-2013 Priority Guidance Plan, issued on November 19, 2012, as one of the projects the IRS intends to work on in 2013. The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives. For the years ended December 31, 2012,  2011 and 2010, the Company’s financial statements reflect benefits of $11.6 million, $13.8 million and $10.6 million, respectively, related to the separate account DRD.

The Company recorded adjustments as of, and for the twelve months ended, December 31, 2011 due to inaccurate interest rates on certain contract loan balances processed during the year, and in prior years, related to SPWL policies (see Note 1). The Company continues to investigate the interest rates used on SPWL contract loans outstanding in prior years, although management has not determined a reasonable estimate for any remaining potential future adjustments at this time.  Potential future adjustments will also be subject to the 100% funds-withheld reinsurance agreement with SLOC.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating lease agreements.  Rental expenses, including allocated amounts, for 2012, 2011 and 2010 were approximately $5.4 million, $5.7 million and $5.9 million, respectively.

The Company had previously transferred assets to Sun Life Services, which resulted in a sale-leaseback transaction.  At the time of the transfer, the Company established a liability, which represented the cost of certain of the assets transferred, and had been amortizing the liability over the remaining useful life of the assets on a straight-line basis.  During December, 2012, the value of the assets transferred were written down to zero, and the remaining liability was amortized into income.  The write-off resulted in an increase to surplus of approximately $8.6 million, pre-tax, as the leased assets had been previously non-admitted.  The Company has no remaining future minimum lease payments related to these assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

18.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Leasing is not a significant part of the Company’s business activities.  At December 31, 2012, the Company leased office space to its affiliate, the U.S. Branch.  This lease was scheduled to expire in December 2014 and included options to extend the terms for each of twelve successive five-year terms at fair market rental. This lease was revised on January 1, 2013.  Refer to Note 19.

19.  SUBSEQUENT EVENTS

Effective January 1, 2013, the Company revised the lease agreement with its affiliate, the US Branch, to assign the rights, liabilities and obligations under the lease from the U.S. Branch to another affiliate, Sun Life Services.  The lease was amended to be a 20 year term, subject to termination rights every 5th year after the start of the lease.

In December 2012, the Board of Directors of the Company approved the recapture of 100 percent of the risks under certain single premium whole life insurance policies that are currently reinsured to its affiliate, SLOC, pursuant to a December 31, 2003 reinsurance agreement.  The transaction was effective for the first quarter of 2013, and the Company recorded a decrease to surplus of approximately $34.7 million.

During December 2012, the Company’s Board of Directors approved the extraordinary distribution of all of the issued and outstanding shares of the Company’s wholly-owned subsidiary, ILAC, to the Parent. The Company received regulatory approval and ILAC was distributed effective January 1, 2013.  The impact to the Company's surplus was a decrease of $64.2 million.  The Company recorded the distribution as a return of gross paid in and contributed surplus.

Subsequent events were evaluated through the issuance of the audited statutory-basis financial statements, which were made available on April 24, 2013.  No events were identified subsequent to the filing of the Company’s Annual Statement on March 1, 2013, other than those disclosed above.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS

The following OTTI was recognized during the statement year on loan-backed or structured securities that the Company had either intent to sell or inability to hold until recovery.

	(1) Amortized Cost Basis Before Other-than-Temporary Impairment	(2) Other-than-Temporary Impairment Recognized in Loss		(3) Fair Value 1 - (2a + 2b)
(In Thousands)		2(a) Interest	2(b) Non-Interest

OTTI recognized 1st Quarter

a. Intent to sell	$ -	$ -	$ -	$ -
b. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
c. Total 1st Quarter	$ -	$ -	$ -	$ -

OTTI recognized 2nd Quarter

d. Intent to sell	$ -	$ -	$ -	$ -
e. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
f. Total 2nd Quarter	$ -	$ -	$ -	$ -

OTTI recognized 3rd Quarter

g. Intent to sell	$ -	$ -	$ -	$ -
h. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -
i. Total 3rd Quarter	$ -	$ -	$ -	$ -

OTTI recognized 4th Quarter

j. Intent to sell	$1,020,430	$ -	$ 309,060	$ 711,370
k. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$ -	$ -	$ -	$ -

l. Total 4th Quarter	$1,020,430	$ -	$ 309,060	$ 711,370

m. Annual Aggregate Total		$ -	$ 309,060

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

The following table presents details on credit impairments recorded on loan-backed and structured securities pursuant to SSAP No. 43R for the year ended December 31, 2012.

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

04542BMV1	$ 715,694	$ 616,316	$ 99,379	$ 616,316	$ 616,316	03/31/2012
058931BR6	701,587	599,987	101,600	599,987	420,046	03/31/2012
05948KCC1	1,364,954	1,364,675	279	1,364,675	1,364,675	03/31/2012
05948KCD9	488,310	427,848	60,463	427,848	427,848	03/31/2012
05948KDV8	209,699	99,825	109,875	99,825	99,825	03/31/2012
05948KHW2	690,518	689,185	1,333	689,185	689,185	03/31/2012
05948KMR7	1,950,097	1,947,662	2,434	1,947,662	1,947,662	03/31/2012
05948KST7	967,969	617,006	350,962	617,006	617,006	03/31/2012
05948KTP4	1,085,092	1,083,831	1,261	1,083,831	1,083,831	03/31/2012
05948KVE6	1,631,340	1,628,616	2,723	1,628,616	1,628,616	03/31/2012
05948KVF3	252,137	158,148	93,989	158,148	158,148	03/31/2012
05948KYD5	657,184	526,678	130,506	526,678	309,738	03/31/2012
05948X2A8	2,046,752	2,043,928	2,824	2,043,928	1,697,023	03/31/2012
05948XD99	3,984,971	3,981,293	3,679	3,981,293	3,651,260	03/31/2012
05948XY96	2,720,165	2,716,433	3,732	2,716,433	2,239,994	03/31/2012
05949AQL7	6,115,675	6,112,074	3,601	6,112,074	4,665,375	03/31/2012
05949AYP9	795,413	779,024	16,389	779,024	779,024	03/31/2012
05949CBN5	259,273	249,951	9,323	249,951	97,533	03/31/2012
05949CQD1	6,425,577	6,422,496	3,082	6,422,496	6,320,767	03/31/2012
05949QBV6	218,552	151,576	66,976	151,576	65,243	03/31/2012
06052LAA5	10,739,243	10,705,683	33,560	10,705,683	10,649,697	03/31/2012
12513YAK6	1,981,016	1,351,747	629,270	1,351,747	1,351,747	03/31/2012
12669FQF3	238,607	154,420	84,187	154,420	154,420	03/31/2012
12669FXC2	432,867	368,405	64,462	368,405	368,405	03/31/2012
172973D63	3,018,944	3,018,834	110	3,018,834	2,788,378	03/31/2012
17309BAB3	772,049	745,969	26,081	745,969	612,640	03/31/2012
225308BG9	18,592,800	2,092,800	16,500,000	2,092,800	2,092,800	03/31/2012
32051GD77	278,429	-	278,429	-	30	03/31/2012
32051GMN2	1,500,725	1,500,274	451	1,500,274	1,500,274	03/31/2012
32051GRL1	951	-	951	-	13	03/31/2012
32051GWZ4	829,084	446,352	382,732	446,352	446,352	03/31/2012
32052LAC7	3,340,036	3,339,853	183	3,339,853	3,119,776	03/31/2012
32052LAT0	106,944	-	106,944	-	13,883	03/31/2012
362341EV7	34,276	15,370	18,906	15,370	18	03/31/2012
36828QQS8	1,410,040	827,520	582,520	827,520	827,520	03/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

41161PNC3	$ 261,414	$ 160,813	$ 100,602	$ 160,813	$ 180,057	03/31/2012
466247HG1	206,664	180,929	25,735	180,929	180,929	03/31/2012
466247RD7	82,517	78,118	4,399	78,118	78,118	03/31/2012
466247ST1	151,358	70,222	81,137	70,222	70,222	03/31/2012
466247WV1	1,201,854	175,584	1,026,270	175,584	175,584	03/31/2012
46625M7A1	3,593,085	3,147,948	445,137	3,147,948	1,752,828	03/31/2012
46625YDW0	1,816,954	800,012	1,016,942	800,012	800,012	03/31/2012
46625YNY5	2,221,575	1,349,946	871,629	1,349,946	1,349,946	03/31/2012
46625YRC9	2,775,579	1,267,316	1,508,263	1,267,316	1,267,316	03/31/2012
46629PAJ7	156,286	78,838	77,449	78,838	78,838	03/31/2012
46630VAQ5	1,400,777	671,778	728,999	671,778	671,778	03/31/2012
57643LRK4	1,056,919	986,257	70,662	986,257	461,415	03/31/2012
57643MAY0	495,692	475,334	20,359	475,334	381,220	03/31/2012
68403BAE5	5,161,869	5,127,228	34,641	5,127,228	3,930,695	03/31/2012
69335YAJ5	1,184,975	1,184,186	789	1,184,186	1,184,186	03/31/2012
73316PCL2	403,403	329,086	74,318	329,086	329,086	03/31/2012
749577AA0	18,562,056	18,547,193	14,864	18,547,193	16,598,553	03/31/2012
74958AAD6	5,213,223	5,183,195	30,028	5,183,195	4,690,130	03/31/2012
74958EAG1	9,758,550	9,745,382	13,168	9,745,382	9,132,248	03/31/2012
74958YAA0	4,219,010	4,196,925	22,085	4,196,925	4,014,899	03/31/2012
75970NAT4	535,899	489,193	46,706	489,193	323,601	03/31/2012
75970QAF7	4,983,532	4,938,546	44,986	4,938,546	2,777,406	03/31/2012
759950DT2	447,341	280,066	167,275	280,066	273,148	03/31/2012
760985D32	322,777	303,961	18,817	303,961	303,961	03/31/2012
760985XY2	335,948	242,263	93,685	242,263	242,263	03/31/2012
760985XZ9	44,887	39,772	5,115	39,772	39,772	03/31/2012
760985ZJ3	445,376	414,982	30,393	414,982	414,982	03/31/2012
76110WWJ1	467,919	465,398	2,521	465,398	465,398	03/31/2012
76111J2B9	2,281,454	2,277,098	4,356	2,277,098	1,926,738	03/31/2012
76111J7T5	670,771	670,338	433	670,338	606,234	03/31/2012
76111XPG2	220,812	211,825	8,987	211,825	211,825	03/31/2012
863576AT1	16,377	2,215	14,161	2,215	24	03/31/2012
863576CV4	3,404,658	2,294,503	1,110,155	2,294,503	2,294,503	03/31/2012
929227WP7	20,269	19,764	505	19,764	12,939	03/31/2012
929227Z66	4,959,994	4,958,183	1,811	4,958,183	3,724,548	03/31/2012
92922FH27	54,290	8,821	45,469	8,821	30,269	03/31/2012
939336Y31	193,154	150,850	42,303	150,850	150,850	03/31/2012
94981FAN2	1,237,573	1,216,932	20,641	1,216,932	1,216,932	03/31/2012
94983JAJ1	128,041	84,399	43,642	84,399	84,399	03/31/2012
04542BMW9	80,317	39,797	40,520	39,797	39,797	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05946XGH0	$ 813,629	$ 768,919	$ 44,710	$ 768,919	$ 768,919	06/30/2012
05948KCD9	617,923	386,581	231,342	386,581	386,581	06/30/2012
05948KGM5	294,205	244,424	49,782	244,424	244,424	06/30/2012
+05948KHW2	868,719	749,954	118,766	749,954	749,954	06/30/2012
05948KST7	612,021	408,363	203,658	408,363	408,363	06/30/2012
05948KVF3	228,995	194,345	34,650	194,345	194,345	06/30/2012
05949AXN5	586,035	579,458	6,577	579,458	579,458	06/30/2012
05949AYP9	692,554	653,266	39,288	653,266	653,266	06/30/2012
05949QBV6	117,358	-	117,358	-	17,061	06/30/2012
1248P8AC3	2,509,395	2,504,861	4,534	2,504,861	2,590,501	06/30/2012
12501RAC3	1,001,102	996,001	5,101	996,001	876,862	06/30/2012
12666CAF0	69,224	68,773	451	68,773	312,970	06/30/2012
12669FHU0	776,196	717,077	59,119	717,077	717,077	06/30/2012
12669FQF3	204,038	157,319	46,719	157,319	157,319	06/30/2012
12669FSH7	1,040,603	937,822	102,781	937,822	937,822	06/30/2012
12669FXC2	502,793	428,930	73,862	428,930	428,930	06/30/2012
17309BAB3	643,529	629,429	14,100	629,429	489,050	06/30/2012
20173QAK7	2,895,563	1,057,500	1,838,063	1,057,500	1,057,500	06/30/2012
21075WBM6	303,235	302,288	947	302,288	302,419	06/30/2012
225308BG9	4,172,944	-	4,172,944	-	1,339,470	06/30/2012
31846LBT2	92,792	91,839	953	91,839	82,327	06/30/2012
31846LBW5	136,856	133,130	3,726	133,130	133,667	06/30/2012
32051GVB8	840,900	142,131	698,769	142,131	142,131	06/30/2012
32051GWZ4	878,164	388,198	489,966	388,198	388,198	06/30/2012
362341EV7	13,255	-	13,255	-	16	06/30/2012
36242DYN7	76,375	27,308	49,066	27,308	115,440	06/30/2012
393505MU3	427,713	406,940	20,774	406,940	431,375	06/30/2012
393505QN5	9,005	8,862	143	8,862	9,104	06/30/2012
393505QZ8	3,666,005	3,550,607	115,398	3,550,607	3,894,727	06/30/2012
393505SU7	320,188	299,393	20,795	299,393	329,814	06/30/2012
393505UU4	1,154,212	1,144,485	9,727	1,144,485	1,183,337	06/30/2012
393505VW9	95,387	93,890	1,497	93,890	97,747	06/30/2012
396789KD0	3,107,559	2,384,646	722,913	2,384,646	626,416	06/30/2012
41161PNC3	137,072	106,403	30,669	106,403	117,578	06/30/2012
456684AA7	12,528,669	6,278,669	6,250,000	6,278,669	4,225,000	06/30/2012
466247HG1	196,878	155,188	41,690	155,188	155,188	06/30/2012
466247QP1	1,395,960	1,333,695	62,265	1,333,695	1,088,306	06/30/2012
466247ST1	139,130	102,574	36,556	102,574	65,561	06/30/2012
466247WV1	196,405	180,495	15,910	180,495	180,495	06/30/2012
46625M7A1	3,147,948	2,231,715	916,233	2,231,715	1,793,551	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46630VAQ5	$ 2,447,271	$ 1,451,528	$ 995,743	$ 1,451,528	$ 841,146	06/30/2012
477122AU9	240,828	-	240,828	-	787	06/30/2012
52108H3S1	3,096,806	2,089,661	1,007,145	2,089,661	260,747	06/30/2012
59549NAA1	4,863,223	4,846,795	16,429	4,846,795	5,015,851	06/30/2012
59549NAD5	1,442,539	1,441,623	916	1,441,623	1,462,399	06/30/2012
59549RAC8	773,345	765,179	8,166	765,179	709,032	06/30/2012
59549WAD5	2,219,088	2,218,604	485	2,218,604	2,202,269	06/30/2012
59560UAC5	4,311,890	4,308,300	3,590	4,308,300	4,528,580	06/30/2012
68403BAE5	5,127,228	5,103,385	23,843	5,103,385	3,891,963	06/30/2012
68619ABJ5	1,109,239	1,109,036	202	1,109,036	1,125,607	06/30/2012
749577AA0	17,487,126	16,877,535	609,591	16,877,535	15,822,388	06/30/2012
74958AAD6	4,987,417	4,849,256	138,160	4,849,256	4,422,437	06/30/2012
74958EAG1	9,572,748	9,454,153	118,595	9,454,153	8,949,993	06/30/2012
74958YAA0	3,974,466	3,927,508	46,957	3,927,508	3,701,205	06/30/2012
760985D32	323,164	293,859	29,306	293,859	293,859	06/30/2012
760985YX3	451,882	447,707	4,175	447,707	134,790	06/30/2012
760985ZJ3	431,796	415,711	16,084	415,711	415,711	06/30/2012
76110VBX5	415,523	411,351	4,172	411,351	402,988	06/30/2012
76110WWJ1	470,690	453,768	16,922	453,768	453,768	06/30/2012
76111J2B9	2,102,528	2,086,732	15,796	2,086,732	1,778,712	06/30/2012
76111J5M2	2,239,142	2,219,079	20,063	2,219,079	2,145,225	06/30/2012
76111XPE7	2,654,650	2,651,441	3,210	2,651,441	2,415,022	06/30/2012
76111XPG2	458,936	278,907	180,030	278,907	278,907	06/30/2012
76111XXX6	45,922	-	45,922	-	20	06/30/2012
79548KA73	2,701,839	2,701,296	543	2,701,296	1,607,639	06/30/2012
863576AT1	2,022	-	2,022	-	22	06/30/2012
863576CV4	2,798,169	2,249,080	549,090	2,249,080	2,249,080	06/30/2012
921796GR3	1,205,010	1,190,001	15,008	1,190,001	1,172,989	06/30/2012
921796HD3	1,805,081	1,729,936	75,146	1,729,936	1,834,646	06/30/2012
921796KF4	5,270,632	4,997,633	272,999	4,997,633	5,150,024	06/30/2012
929227K21	918,408	918,261	147	918,261	830,594	06/30/2012
929227Z66	4,593,605	4,593,065	541	4,593,065	3,609,181	06/30/2012
92922FH27	6,738	2,797	3,941	2,797	19,868	06/30/2012
92922FXB9	108,270	99,938	8,332	99,938	99,938	06/30/2012
92978MAL0	2,782,435	1,632,069	1,150,366	1,632,069	1,632,069	06/30/2012
939336RN5	4,666,141	4,636,794	29,347	4,636,794	4,380,807	06/30/2012
939336TY9	2,312,992	2,310,770	2,222	2,310,770	2,264,249	06/30/2012
939336TZ6	880,953	880,531	422	880,531	829,849	06/30/2012
939336Y31	160,147	98,334	61,813	98,334	98,334	06/30/2012
94979YBC8	3,273,949	3,236,450	37,499	3,236,450	2,333,711	06/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

94980DAE8	$ 4,049,806	$ 4,030,147	$ 19,659	$ 4,030,147	$ 3,064,033	06/30/2012
94980XAS3	5,352,047	5,326,963	25,084	5,326,963	4,030,375	06/30/2012
94981FAN2	1,326,845	1,083,762	243,083	1,083,762	1,083,762	06/30/2012
94981UAL3	330,943	276,749	54,194	276,749	276,749	06/30/2012
94981YAA9	1,514,980	1,488,146	26,835	1,488,146	1,344,060	06/30/2012
94983JAJ1	74,848	60,982	13,866	60,982	53,699	06/30/2012
94983NAN3	26,535	9,992	16,543	9,992	30,202	06/30/2012
000780AV8	3,773,810	3,771,157	2,653	3,771,157	3,505,489	09/30/2012
03072SQX6	365,142	334,757	30,385	334,757	334,757	09/30/2012
03927PAE8	2,669,908	1,274,175	1,395,733	1,274,175	1,274,175	09/30/2012
04542BMW9	62,425	12,017	50,408	12,017	24,653	09/30/2012
05946XGH0	750,322	682,238	68,083	682,238	682,238	09/30/2012
05948KCC1	1,088,395	1,086,064	2,330	1,086,064	1,086,064	09/30/2012
05948KCD9	350,011	325,534	24,476	325,534	325,534	09/30/2012
05948KGM5	212,693	198,496	14,197	198,496	198,496	09/30/2012
05948KJX8	3,647,492	3,644,707	2,785	3,644,707	3,644,707	09/30/2012
05948KMR7	2,219,299	2,212,190	7,110	2,212,190	2,212,190	09/30/2012
05948KST7	425,000	363,068	61,932	363,068	363,068	09/30/2012
05948KTP4	1,283,329	1,278,733	4,596	1,278,733	1,278,733	09/30/2012
05948KVE6	2,019,251	2,008,165	11,085	2,008,165	2,008,165	09/30/2012
05948KVF3	432,977	129,568	303,409	129,568	129,568	09/30/2012
05948KYD5	521,288	473,190	48,099	473,190	396,143	09/30/2012
05948X2A8	1,920,380	1,906,116	14,264	1,906,116	1,597,823	09/30/2012
05948XD99	3,714,841	3,708,274	6,567	3,708,274	3,174,683	09/30/2012
05948XY96	2,555,519	2,550,616	4,903	2,550,616	1,958,416	09/30/2012
059497AB3	971,154	681,261	289,893	681,261	202,500	09/30/2012
059497AF4	539,296	243,900	295,396	243,900	243,900	09/30/2012
05949AQL7	5,841,980	5,838,205	3,775	5,838,205	4,512,178	09/30/2012
05949AXN5	430,549	297,518	133,031	297,518	297,518	09/30/2012
05949AYP9	611,267	176,848	434,419	176,848	176,848	09/30/2012
06051GCY3	4,595,510	4,582,076	13,434	4,582,076	3,925,990	09/30/2012
07324YAK5	457,369	334,344	123,025	334,344	185,813	09/30/2012
12666CAF0	68,773	66,632	2,142	66,632	269,125	09/30/2012
12669EGX8	318,804	298,854	19,950	298,854	298,854	09/30/2012
12669ETE6	2,128,731	2,127,955	776	2,127,955	1,889,322	09/30/2012
12669FXC2	369,370	340,219	29,152	340,219	340,219	09/30/2012
161546DN3	215,462	215,314	148	215,314	215,314	09/30/2012
16162WGC7	2,912,279	2,910,768	1,511	2,910,768	2,734,032	09/30/2012
172973D63	2,683,774	2,681,683	2,090	2,681,683	2,485,428	09/30/2012
17307GPH5	516,665	413,826	102,839	413,826	413,826	09/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

17309BAB3	$ 616,605	$ 603,094	$ 13,511	$ 603,094	$ 514,995	09/30/2012
22545LAT6	161,272	106,492	54,779	106,492	37,725	09/30/2012
294751DF6	555,914	554,387	1,527	554,387	468,300	09/30/2012
32051GMN2	1,512,009	1,501,420	10,589	1,501,420	1,501,420	09/30/2012
32051GZ99	6,781,183	6,778,396	2,787	6,778,396	6,783,895	09/30/2012
32052LAC7	3,198,430	3,193,132	5,298	3,193,132	3,234,469	09/30/2012
36242DYN7	19,538	-	19,538	-	12	09/30/2012
378961AF3	5,205,677	5,204,611	1,066	5,204,611	5,204,611	09/30/2012
466247RD7	357,231	59,623	297,609	59,623	59,623	09/30/2012
46629PAJ7	189,295	74,400	114,895	74,400	74,400	09/30/2012
55265KZR3	6,378,549	6,373,570	4,979	6,373,570	5,461,822	09/30/2012
55265WAT0	2,537,801	2,536,316	1,484	2,536,316	2,428,114	09/30/2012
57643MAY0	442,492	404,433	38,059	404,433	372,182	09/30/2012
57643MHT4	2,647,499	2,644,323	3,176	2,644,323	2,224,674	09/30/2012
59022HEB4	1,433,024	1,186,130	246,894	1,186,130	1,186,130	09/30/2012
68403BAE5	5,103,385	5,077,281	26,103	5,077,281	4,603,481	09/30/2012
69335YAJ5	1,652,558	1,649,885	2,673	1,649,885	1,649,885	09/30/2012
75970NAT4	489,193	459,097	30,096	459,097	224,639	09/30/2012
75970QAF7	4,934,658	4,852,220	82,438	4,852,220	2,989,145	09/30/2012
760985TP6	1,050,089	1,048,112	1,977	1,048,112	873,467	09/30/2012
760985U41	1,340,645	1,338,080	2,565	1,338,080	1,181,235	09/30/2012
76110VPG7	1,548,634	1,546,137	2,496	1,546,137	1,361,480	09/30/2012
76110WVR4	2,536,501	2,536,280	221	2,536,280	2,304,801	09/30/2012
76111XPE7	2,519,361	2,518,070	1,291	2,518,070	2,249,408	09/30/2012
76111XPF4	811,414	811,390	24	811,390	811,390	09/30/2012
863576CV4	2,362,966	2,102,173	260,793	2,102,173	2,102,173	09/30/2012
90263BHE1	858,821	858,614	207	858,614	626,816	09/30/2012
9292275R3	2,378,957	2,166,853	212,104	2,166,853	2,145,124	09/30/2012
929227Z66	4,382,182	4,378,491	3,692	4,378,491	3,452,223	09/30/2012
92922FH27	1,415	-	1,415	-	7,979	09/30/2012
92922FKK3	2,953,747	2,952,625	1,122	2,952,625	2,381,767	09/30/2012
92922FXB9	129,197	88,100	41,097	88,100	88,100	09/30/2012
939336Y31	64,026	57,621	6,404	57,621	57,621	09/30/2012
94979YBC8	3,084,646	3,062,528	22,117	3,062,528	2,213,461	09/30/2012
94980DAE8	3,717,296	3,673,130	44,166	3,673,130	2,812,807	09/30/2012
94980DAF5	1,060,283	1,049,531	10,751	1,049,531	734,157	09/30/2012
94980XAS3	5,107,600	5,070,816	36,784	5,070,816	3,853,180	09/30/2012
94980XAT1	1,230,611	1,223,894	6,717	1,223,894	795,303	09/30/2012
94981UAL3	344,475	217,651	126,824	217,651	217,651	09/30/2012
94983JAJ1	41,256	23,725	17,531	23,725	24,994	09/30/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

94983NAN3	$ 7,568	$ -	$ 7,568	$ -	$ 16,503	09/30/2012
000780AV8	3,631,960	3,373,039	258,920	3,373,039	3,373,039	12/31/2012
000780AX4	632,839	494,104	138,735	494,104	494,104	12/31/2012
000780GM2	641,496	580,112	61,384	580,112	580,112	12/31/2012
000780KJ4	1,502,924	1,430,437	72,487	1,430,437	1,430,437	12/31/2012
03072SQW8	2,410,465	274,833	2,135,632	274,833	274,833	12/31/2012
03072SQX6	2,181,658	272,104	1,909,555	272,104	272,104	12/31/2012
03702WAK0	765,304	5,798	759,506	5,798	63,700	12/31/2012
03927PAE8	2,117,730	1,880,925	236,805	1,880,925	1,880,925	12/31/2012
03927PAG3	26,498	1,500	24,998	1,500	1,500	12/31/2012
04542BMV1	2,109,131	432,010	1,677,121	432,010	432,010	12/31/2012
04542BMW9	9,160	995	8,165	995	14,074	12/31/2012
04544PAE9	5,045,815	2,277,369	2,768,447	2,277,369	2,277,369	12/31/2012
058931BR6	492,314	362,427	129,887	362,427	362,427	12/31/2012
05946XFK4	965,693	859,524	106,170	859,524	859,524	12/31/2012
05946XGG2	12,209,071	8,097,849	4,111,222	8,097,849	8,097,849	12/31/2012
05946XGH0	2,283,933	275,682	2,008,251	275,682	275,682	12/31/2012
05948KCC1	1,793,613	1,027,297	766,316	1,027,297	1,027,297	12/31/2012
05948KCD9	515,781	212,674	303,107	212,674	212,674	12/31/2012
05948KCU1	3,611,435	3,182,928	428,508	3,182,928	3,182,928	12/31/2012
05948KDT3	5,870,079	5,000,447	869,633	5,000,447	5,000,447	12/31/2012
05948KDU0	2,745,012	679,951	2,065,061	679,951	679,951	12/31/2012
05948KDV8	463,283	58,777	404,507	58,777	58,777	12/31/2012
05948KGK9	4,488,181	3,895,049	593,132	3,895,049	3,895,049	12/31/2012
05948KGL7	2,052,683	1,304,035	748,648	1,304,035	1,304,035	12/31/2012
05948KGM5	824,286	216,911	607,375	216,911	216,911	12/31/2012
05948KHU6	5,521,363	4,588,665	932,698	4,588,665	4,588,665	12/31/2012
05948KHV4	2,354,051	1,838,724	515,327	1,838,724	1,838,724	12/31/2012
05948KHW2	872,047	643,697	228,350	643,697	643,697	12/31/2012
05948KJX8	4,258,031	3,581,872	676,159	3,581,872	3,581,872	12/31/2012
05948KJY6	1,947,804	1,299,490	648,314	1,299,490	1,299,490	12/31/2012
05948KJZ3	828,066	357,905	470,162	357,905	357,905	12/31/2012
05948KMR7	3,661,974	2,201,172	1,460,803	2,201,172	2,201,172	12/31/2012
05948KNU9	2,929,135	1,445,360	1,483,775	1,445,360	1,445,360	12/31/2012
05948KRR2	4,948,306	2,821,847	2,126,458	2,821,847	2,821,847	12/31/2012
05948KST7	1,326,119	169,803	1,156,316	169,803	169,803	12/31/2012
05948KTP4	3,939,151	1,126,244	2,812,906	1,126,244	1,126,244	12/31/2012
05948KVE6	4,656,909	1,929,566	2,727,343	1,929,566	1,929,566	12/31/2012
05948KVF3	428,800	83,931	344,869	83,931	83,931	12/31/2012
05948KYD5	429,431	271,410	158,022	271,410	271,410	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05948X2A8	$ 1,853,002	$ 1,553,812	$ 299,190	$ 1,553,812	$ 1,553,812	12/31/2012
05948X5C1	845,591	742,698	102,894	742,698	742,698	12/31/2012
05948XD99	3,625,545	3,159,458	466,087	3,159,458	3,159,458	12/31/2012
05948XDK4	903,540	833,783	69,757	833,783	833,783	12/31/2012
05948XUE9	7,158,303	5,731,682	1,426,621	5,731,682	5,731,682	12/31/2012
05948XUF6	3,288,311	856,922	2,431,389	856,922	856,922	12/31/2012
05948XXB2	2,815,031	2,505,151	309,880	2,505,151	2,505,151	12/31/2012
05948XXC0	1,106,743	876,673	230,070	876,673	876,673	12/31/2012
05948XXD8	533,167	388,739	144,428	388,739	388,739	12/31/2012
05948XY96	2,496,124	1,917,693	578,431	1,917,693	1,917,693	12/31/2012
059497AB3	681,261	225,133	456,128	225,133	225,133	12/31/2012
059497AF4	434,201	173,400	260,801	173,400	173,400	12/31/2012
05949AF47	1,309,453	963,444	346,009	963,444	963,444	12/31/2012
05949AQL7	5,727,666	4,429,748	1,297,918	4,429,748	4,429,748	12/31/2012
05949AXN5	2,508,229	243,109	2,265,120	243,109	243,109	12/31/2012
05949AYP9	551,783	116,393	435,390	116,393	116,393	12/31/2012
05949CBN5	201,153	115,049	86,103	115,049	115,049	12/31/2012
06051GCY3	4,454,613	3,755,089	699,524	3,755,089	3,755,089	12/31/2012
07324MAF2	1,145,368	851,220	294,148	851,220	851,220	12/31/2012
07324MAH8	604,972	50,022	554,950	50,022	50,022	12/31/2012
07324SCV2	1,581,889	961,411	620,478	961,411	961,411	12/31/2012
07324YAK5	324,507	105,993	218,514	105,993	105,993	12/31/2012
07325NBR2	2,661,291	1,186,041	1,475,250	1,186,041	1,186,041	12/31/2012
07388LAQ3	766,806	441,000	325,806	441,000	441,000	12/31/2012
12498NAB9	2,257,214	1,443,044	814,170	1,443,044	1,443,044	12/31/2012
12513EAU8	5,195,280	3,200,000	1,995,280	3,200,000	3,200,000	12/31/2012
12513YAK6	2,498,304	1,040,886	1,457,418	1,040,886	1,040,886	12/31/2012
12513YAS9	201,164	15,312	185,853	15,312	15,312	12/31/2012
12558MBM3	2,570,591	2,343,445	227,145	2,343,445	2,343,445	12/31/2012
12666CAF0	66,632	46,335	20,297	46,335	230,695	12/31/2012
126670ZM3	4,521,697	2,087,850	2,433,847	2,087,850	2,087,850	12/31/2012
126673DR0	5,490,616	1,790,140	3,700,476	1,790,140	1,790,140	12/31/2012
126673GC0	1,882,217	466,477	1,415,740	466,477	466,477	12/31/2012
126673JE3	2,921,722	893,016	2,028,706	893,016	893,016	12/31/2012
126673NF5	2,444,100	944,070	1,500,030	944,070	944,070	12/31/2012
126673P48	3,689,072	646,771	3,042,301	646,771	646,771	12/31/2012
126673ZW5	6,875,193	1,063,355	5,811,838	1,063,355	1,063,355	12/31/2012
126673ZZ8	916,600	41,589	875,012	41,589	41,589	12/31/2012
12667FD44	853,903	319,652	534,251	319,652	319,652	12/31/2012
12669EGX8	472,125	284,016	188,110	284,016	284,016	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

12669ETE6	$ 2,023,158	$ 1,796,839	$ 226,319	$ 1,796,839	$ 1,796,839	12/31/2012
12669FHU0	912,916	642,756	270,160	642,756	642,756	12/31/2012
12669FQF3	134,883	45,887	88,996	45,887	45,887	12/31/2012
12669FSH7	1,816,823	1,457,594	359,228	1,457,594	1,457,594	12/31/2012
12669FXC2	1,316,705	218,161	1,098,544	218,161	218,161	12/31/2012
12669GJK8	3,420,402	1,485,355	1,935,047	1,485,355	1,485,355	12/31/2012
14986DAT7	276,103	191,320	84,783	191,320	191,320	12/31/2012
14986DAU4	99,856	-	99,856	-	57,684	12/31/2012
161546DN3	294,891	266,211	28,680	266,211	266,211	12/31/2012
161546GN0	1,191,358	1,050,069	141,289	1,050,069	1,050,069	12/31/2012
161546HW9	965,266	907,139	58,127	907,139	907,139	12/31/2012
16162WGC7	2,798,809	2,629,303	169,506	2,629,303	2,629,303	12/31/2012
16162WJZ3	1,853,947	1,554,159	299,788	1,554,159	1,554,159	12/31/2012
172973D63	2,577,404	2,391,535	185,869	2,391,535	2,391,535	12/31/2012
172973D89	654,772	550,705	104,067	550,705	550,705	12/31/2012
172973TG4	424,156	352,045	72,111	352,045	352,045	12/31/2012
172973UY3	1,672,701	1,509,911	162,790	1,509,911	1,509,911	12/31/2012
172973YG8	831,247	781,798	49,449	781,798	781,798	12/31/2012
17307GPH5	2,031,634	422,513	1,609,121	422,513	422,513	12/31/2012
17307GVL9	7,821,564	7,095,384	726,180	7,095,384	7,095,384	12/31/2012
17309BAB3	591,631	520,323	71,308	520,323	520,323	12/31/2012
17311QBS8	5,804,504	1,671,609	4,132,895	1,671,609	1,671,609	12/31/2012
20047NAN2	3,447,842	312,261	3,135,581	312,261	312,261	12/31/2012
20173QAK7	2,518,461	1,107,486	1,410,975	1,107,486	1,107,486	12/31/2012
20173QAR2	792,759	80,960	711,799	80,960	80,960	12/31/2012
225458RZ3	113,669	97,224	16,445	97,224	97,224	12/31/2012
22545LAT6	106,492	30,000	76,492	30,000	30,000	12/31/2012
22545MAP2	288,142	7,680	280,462	7,680	7,680	12/31/2012
225470BC6	3,240,696	1,856,928	1,383,768	1,856,928	1,856,928	12/31/2012
225470BE2	1,315,919	439,954	875,965	439,954	439,954	12/31/2012
225470H22	1,501,709	1,325,000	176,709	1,325,000	1,325,000	12/31/2012
294751DF6	554,387	472,565	81,822	472,565	472,565	12/31/2012
294751EL2	530,504	336,684	193,820	336,684	336,684	12/31/2012
294751FA5	3,033,731	1,209,949	1,823,783	1,209,949	1,209,949	12/31/2012
31846LBT2	86,320	77,432	8,888	77,432	77,432	12/31/2012
32027NFV8	811,001	759,568	51,433	759,568	759,568	12/31/2012
32027NNS6	1,306,760	839,774	466,986	839,774	839,774	12/31/2012
32051DL75	627,907	580,897	47,009	580,897	580,897	12/31/2012
32051GEF8	316,042	25,140	290,901	25,140	25,140	12/31/2012
32051GMN2	2,732,660	1,482,063	1,250,597	1,482,063	1,482,063	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32051GNB7	$ 3,456,505	$ 694,089	$ 2,762,417	$ 694,089	$ 694,089	12/31/2012
32051GVB8	1,047,616	19,754	1,027,863	19,754	19,754	12/31/2012
32051GWZ4	1,801,125	75,052	1,726,074	75,052	75,052	12/31/2012
32052LAC7	3,144,307	3,142,157	2,150	3,142,157	3,191,132	12/31/2012
361849K68	3,397,716	1,750,000	1,647,716	1,750,000	1,750,000	12/31/2012
361849K84	967,916	479,034	488,882	479,034	479,034	12/31/2012
36185N4T4	1,731,177	1,396,760	334,417	1,396,760	1,396,760	12/31/2012
36228FC61	1,222,535	1,010,471	212,064	1,010,471	1,010,471	12/31/2012
36242D7Y3	3,611,749	2,780,208	831,540	2,780,208	2,780,208	12/31/2012
36242DNF6	1,900,875	949,154	951,722	949,154	949,154	12/31/2012
36242DSU8	3,965,466	3,679,120	286,346	3,679,120	3,679,120	12/31/2012
36828QQS8	1,693,655	382,234	1,311,422	382,234	382,234	12/31/2012
36828QSL1	660,344	275,550	384,794	275,550	275,550	12/31/2012
378961AF3	5,361,449	4,959,812	401,637	4,959,812	4,959,812	12/31/2012
396789KD0	2,384,646	706,484	1,678,162	706,484	706,484	12/31/2012
41161PNC3	64,000	36,962	27,038	36,962	36,962	12/31/2012
45254TTZ7	3,680,351	2,277,556	1,402,795	2,277,556	2,277,556	12/31/2012
466247HF3	1,629,465	340,912	1,288,553	340,912	340,912	12/31/2012
466247HG1	217,621	126,724	90,897	126,724	126,724	12/31/2012
466247QP1	1,281,848	1,200,115	81,734	1,200,115	1,202,187	12/31/2012
466247RD7	765,289	59,623	705,666	59,623	59,623	12/31/2012
466247ST1	78,873	41,834	37,038	41,834	41,834	12/31/2012
466247WV1	263,476	159,243	104,233	159,243	159,243	12/31/2012
46625M7A1	2,231,715	1,825,653	406,063	1,825,653	1,825,653	12/31/2012
46625YBQ5	239,957	139,942	100,015	139,942	139,942	12/31/2012
46625YBR3	3,411,899	944,526	2,467,374	944,526	944,526	12/31/2012
46625YDW0	1,364,398	497,956	866,442	497,956	497,956	12/31/2012
46625YHA4	2,090,251	1,464,901	625,350	1,464,901	1,464,901	12/31/2012
46625YNY5	2,336,117	788,199	1,547,918	788,199	788,199	12/31/2012
46625YRC9	1,518,375	624,837	893,538	624,837	1,311,796	12/31/2012
46625YSU8	2,799,103	1,901,618	897,485	1,901,618	1,901,618	12/31/2012
46625YWB5	4,593,759	743,436	3,850,323	743,436	743,436	12/31/2012
46625YWL3	190,383	139,026	51,357	139,026	139,026	12/31/2012
46627QAA6	97,328	-	97,328	-	36,747	12/31/2012
46629GAR9	886,025	858,660	27,365	858,660	858,660	12/31/2012
46629MAU9	3,034,691	1,670,005	1,364,686	1,670,005	1,670,005	12/31/2012
46629PAJ7	142,477	60,000	82,477	60,000	60,000	12/31/2012
46630AAA6	1,567,232	660,800	906,432	660,800	660,800	12/31/2012
46630VAQ5	1,451,528	473,328	978,200	473,328	473,328	12/31/2012
46630VAS1	303,691	177,560	126,131	177,560	177,560	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46631BAN5	$ 1,601,873	$ 784,674	$ 817,199	$ 784,674	$ 784,674	12/31/2012
46632HAN1	6,497,754	2,024,150	4,473,605	2,024,150	2,024,150	12/31/2012
46632MAU4	16,005	1,600	14,405	1,600	1,600	12/31/2012
49436PAD7	15,720	189	15,531	189	189	12/31/2012
49436PAE5	34,279	353	33,925	353	353	12/31/2012
50179MAR2	1,485,782	1,260,000	225,782	1,260,000	1,260,000	12/31/2012
52108H3R3	2,854,698	354,202	2,500,496	354,202	354,202	12/31/2012
52108H3S1	2,089,661	224,614	1,865,046	224,614	224,614	12/31/2012
52108HA87	3,003,898	2,195,094	808,804	2,195,094	2,195,094	12/31/2012
55265KN62	1,977,874	1,714,286	263,589	1,714,286	1,714,286	12/31/2012
55265KZR3	6,180,890	5,309,465	871,425	5,309,465	5,309,465	12/31/2012
55265KZT9	1,625,249	1,123,972	501,277	1,123,972	1,123,972	12/31/2012
55265WAT0	2,335,168	2,235,946	99,223	2,235,946	2,235,946	12/31/2012
55313KAK7	157,312	35,000	122,312	35,000	35,000	12/31/2012
57643LRK4	932,132	652,013	280,118	652,013	652,013	12/31/2012
57643MAY0	379,967	313,039	66,927	313,039	313,039	12/31/2012
57643MHT4	2,529,216	2,139,900	389,316	2,139,900	2,139,900	12/31/2012
57643MHV9	463,949	36,844	427,105	36,844	36,844	12/31/2012
585525EJ3	2,034,283	1,711,824	322,459	1,711,824	1,711,824	12/31/2012
59020UNG6	2,153,883	1,101,756	1,052,126	1,101,756	1,101,756	12/31/2012
59022HEA6	2,888,705	1,490,575	1,398,130	1,490,575	1,490,575	12/31/2012
59022HEB4	1,711,720	1,130,817	580,903	1,130,817	1,203,567	12/31/2012
59022HJV5	2,742,592	1,285,056	1,457,536	1,285,056	1,285,056	12/31/2012
59023BAJ3	6,468,587	4,057,774	2,410,813	4,057,774	4,057,774	12/31/2012
59025KAJ1	4,331,858	641,655	3,690,203	641,655	641,655	12/31/2012
59549RAC8	746,302	722,855	23,447	722,855	722,855	12/31/2012
59549WAD5	2,158,531	2,142,483	16,048	2,142,483	2,142,483	12/31/2012
61750WBD4	18,368	-	18,368	-	12,991	12/31/2012
68403BAE5	5,077,281	4,572,367	504,914	4,572,367	4,572,367	12/31/2012
69335YAJ5	2,533,096	1,684,489	848,607	1,684,489	1,684,489	12/31/2012
70069FGB7	2,641,414	2,590,680	50,734	2,590,680	2,590,680	12/31/2012
73316PAJ9	2,418,891	1,488,569	930,323	1,488,569	1,488,569	12/31/2012
73316PBA7	3,391,850	2,470,631	921,219	2,470,631	2,470,631	12/31/2012
73316PBB5	2,689,792	1,345,967	1,343,824	1,345,967	1,345,967	12/31/2012
73316PBS8	7,360,511	5,263,895	2,096,616	5,263,895	5,263,895	12/31/2012
73316PCK4	1,205,895	863,769	342,126	863,769	863,769	12/31/2012
73316PCL2	617,236	247,748	369,488	247,748	247,748	12/31/2012
73316PGL8	3,011,124	505,477	2,505,647	505,477	505,477	12/31/2012
749577AA0	15,512,951	15,136,511	376,440	15,136,511	15,136,511	12/31/2012
74958AAD6	4,460,147	4,318,699	141,447	4,318,699	4,318,699	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

74958YAA0	$ 3,630,970	$ 3,503,186	$ 127,784	$ 3,503,186	$ 3,503,186	12/31/2012
75970NAT4	459,097	297,430	161,667	297,430	297,430	12/31/2012
75970QAF7	4,838,532	3,158,690	1,679,841	3,158,690	3,158,690	12/31/2012
759950DS4	2,584,200	628,692	1,955,509	628,692	628,692	12/31/2012
760985D32	1,067,888	409,762	658,125	409,762	409,762	12/31/2012
760985Q61	1,404,801	1,082,380	322,420	1,082,380	1,082,380	12/31/2012
760985TP6	962,542	802,443	160,100	802,443	802,443	12/31/2012
760985TQ4	615,370	466,580	148,790	466,580	466,580	12/31/2012
760985U41	1,338,080	1,234,928	103,152	1,234,928	1,234,928	12/31/2012
760985XY2	942,246	221,342	720,904	221,342	221,342	12/31/2012
760985XZ9	41,387	14,792	26,595	14,792	14,792	12/31/2012
760985YX3	447,707	121,538	326,170	121,538	121,538	12/31/2012
760985ZJ3	1,414,921	731,230	683,691	731,230	731,230	12/31/2012
76110VBX5	317,620	313,198	4,423	313,198	313,198	12/31/2012
76110VPG7	1,459,721	1,320,080	139,641	1,320,080	1,320,080	12/31/2012
76110WC79	1,407,092	1,072,592	334,499	1,072,592	1,072,592	12/31/2012
76110WC87	1,912,817	644,046	1,268,770	644,046	644,046	12/31/2012
76110WVR4	2,427,528	2,263,455	164,073	2,263,455	2,263,455	12/31/2012
76110WVS2	561,192	443,956	117,236	443,956	443,956	12/31/2012
76110WWJ1	1,219,069	449,081	769,987	449,081	449,081	12/31/2012
76111J2B9	1,792,533	1,667,600	124,933	1,667,600	1,667,600	12/31/2012
76111J5M2	2,009,320	1,938,347	70,973	1,938,347	1,938,347	12/31/2012
76111J6G4	522,590	475,143	47,446	475,143	475,143	12/31/2012
76111J7T5	515,962	446,840	69,122	446,840	446,840	12/31/2012
76111XCZ4	450,459	397,853	52,606	397,853	397,853	12/31/2012
76111XEK5	640,342	601,985	38,356	601,985	601,985	12/31/2012
76111XFN8	627,096	575,418	51,678	575,418	575,418	12/31/2012
76111XJA2	642,447	525,950	116,498	525,950	525,950	12/31/2012
76111XPE7	2,323,876	2,076,607	247,269	2,076,607	2,076,607	12/31/2012
76111XPF4	940,353	738,528	201,826	738,528	738,528	12/31/2012
76111XPG2	255,300	127,837	127,463	127,837	127,837	12/31/2012
76112BHZ6	4,495,205	1,949,422	2,545,783	1,949,422	1,949,422	12/31/2012
76113ABJ9	4,652,571	3,957,730	694,841	3,957,730	3,957,730	12/31/2012
79548KA73	2,148,194	1,453,989	694,204	1,453,989	1,453,989	12/31/2012
80382UAT0	860,891	480,890	380,001	480,890	480,890	12/31/2012
81744FGG6	2,979,286	430,677	2,548,610	430,677	430,677	12/31/2012
81744FHQ3	1,531,805	226,201	1,305,604	226,201	226,201	12/31/2012
83611MDJ4	6,919,468	1,544,141	5,375,327	1,544,141	1,544,141	12/31/2012
83611MMK1	2,318,487	2,068,840	249,647	2,068,840	2,068,840	12/31/2012
863576CV4	10,137,251	1,691,574	8,445,678	1,691,574	1,691,574	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

86359BV81	$ 550,671	$ 388,281	$ 162,390	$ 388,281	$ 388,281	12/31/2012
86359BW98	1,928,966	1,737,904	191,062	1,737,904	1,737,904	12/31/2012
90263BHE1	858,614	654,253	204,361	654,253	654,253	12/31/2012
921796GR3	1,087,264	1,074,777	12,487	1,074,777	1,074,777	12/31/2012
9292275R3	2,037,806	2,019,136	18,669	2,019,136	2,019,136	12/31/2012
929227K21	905,010	819,346	85,664	819,346	819,346	12/31/2012
929227WP7	18,846	11,883	6,963	11,883	11,883	12/31/2012
92922FKK3	2,890,935	2,338,966	551,969	2,338,966	2,338,966	12/31/2012
92922FVM7	1,108,551	825,824	282,727	825,824	825,824	12/31/2012
92922FXB9	342,517	95,136	247,381	95,136	95,136	12/31/2012
9297663A9	3,529,483	2,635,981	893,502	2,635,981	2,635,981	12/31/2012
92976BBV3	1,225,869	768,320	457,549	768,320	768,320	12/31/2012
92977QAQ1	956,053	273,552	682,500	273,552	273,552	12/31/2012
92978MAL0	4,517,268	3,285,509	1,231,760	3,285,509	3,285,509	12/31/2012
92978PAQ2	136,922	29,896	107,026	29,896	29,896	12/31/2012
92978PAR0	648,835	146,401	502,434	146,401	146,401	12/31/2012
939336RN5	4,224,462	3,990,922	233,540	3,990,922	3,990,922	12/31/2012
939336TY9	2,058,741	2,014,369	44,372	2,014,369	2,014,369	12/31/2012
939336TZ6	784,472	719,888	64,584	719,888	719,888	12/31/2012
939336Y31	204,565	62,788	141,777	62,788	62,788	12/31/2012
949760AW2	3,664,355	3,529,257	135,098	3,529,257	3,529,257	12/31/2012
949760AY8	918,895	698,480	220,415	698,480	698,480	12/31/2012
94979YBC8	2,983,747	2,151,562	832,185	2,151,562	2,151,562	12/31/2012
94980DAE8	3,457,958	2,688,892	769,066	2,688,892	2,688,892	12/31/2012
94980DAF5	988,050	709,150	278,900	709,150	709,150	12/31/2012
94980XAS3	4,853,099	3,694,609	1,158,491	3,694,609	3,694,609	12/31/2012
94980XAT1	1,171,346	763,388	407,958	763,388	763,388	12/31/2012
94981FAN2	3,724,374	717,541	3,006,833	717,541	717,541	12/31/2012
94981UAL3	1,474,857	151,858	1,322,999	151,858	151,858	12/31/2012
94982FAS0	7,266,191	3,948,450	3,317,740	3,948,450	3,948,450	12/31/2012
94982MAH9	156,185	155,678	507	155,678	155,678	12/31/2012
94982QAE7	2,801,020	2,398,153	402,868	2,398,153	2,398,153	12/31/2012
94983JAJ1	12,612	6,897	5,715	6,897	6,897	12/31/2012
9292275Q5	5,291,440	4,843,623	447,816	4,843,623	4,842,483	12/31/2012
05947U2X5	2,689,349	2,447,050	242,299	2,447,050	2,447,050	12/31/2012
05947UMH8	3,960,355	3,833,004	127,351	3,833,004	3,833,004	12/31/2012
05947UPX0	2,710,047	2,576,451	133,596	2,576,451	2,576,451	12/31/2012
05947UQA9	4,001,001	3,466,092	534,909	3,466,092	3,466,092	12/31/2012
05947UQC5	4,614,901	3,184,668	1,430,233	3,184,668	3,184,668	12/31/2012
05947USK5	7,235,732	6,552,134	683,598	6,552,134	6,552,134	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05950WAM0	$ 6,155,522	$ 2,950,090	$ 3,205,432	$ 2,950,090	$ 2,950,090	12/31/2012
05952AAQ7	994,410	574,470	419,940	574,470	574,470	12/31/2012
07383FWL8	3,970,173	3,589,484	380,689	3,589,484	3,589,484	12/31/2012
126175AK4	4,998,867	4,885,600	113,267	4,885,600	4,885,600	12/31/2012
17309DAH6	5,056,790	3,621,615	1,435,175	3,621,615	3,621,615	12/31/2012
201730BE7	315,190	222,412	92,778	222,412	222,412	12/31/2012
22540VCY6	5,300,000	2,576,966	2,723,034	2,576,966	2,576,966	12/31/2012
22541QSM5	3,988,854	3,920,612	68,242	3,920,612	3,920,612	12/31/2012
22541QSN3	2,033,096	1,967,209	65,887	1,967,209	1,967,209	12/31/2012
22541QV82	2,805,364	2,562,756	242,608	2,562,756	2,562,756	12/31/2012
22541S2W7	734,843	734,622	221	734,622	734,622	12/31/2012
22541SKU1	7,333,054	7,230,109	102,944	7,230,109	7,230,109	12/31/2012
225470DN0	4,453,344	3,808,161	645,183	3,808,161	3,808,161	12/31/2012
22943EAE3	4,800,768	4,671,696	129,072	4,671,696	4,671,696	12/31/2012
23322BNY0	3,204	2	3,202	2	2	12/31/2012
361849ZC9	1,989,039	1,957,282	31,757	1,957,282	1,957,282	12/31/2012
36228CWA7	3,731,162	2,450,505	1,280,657	2,450,505	2,450,505	12/31/2012
36828QFV3	1,999,074	1,985,288	13,786	1,985,288	1,985,288	12/31/2012
36828QFX9	1,978,414	1,919,824	58,590	1,919,824	1,919,824	12/31/2012
36828QHZ2	1,501,180	1,495,583	5,597	1,495,583	1,495,583	12/31/2012
36828QJM9	1,993,588	1,830,870	162,718	1,830,870	1,830,870	12/31/2012
36828QPG5	4,915,146	4,217,910	697,236	4,217,910	4,217,910	12/31/2012
36828QPH3	3,939,836	3,209,208	730,628	3,209,208	3,209,208	12/31/2012
396789KA6	247,495	212,430	35,066	212,430	212,430	12/31/2012
45254NLY1	695,277	609,453	85,823	609,453	609,453	12/31/2012
45254TUA0	2,934,137	1,547,514	1,386,623	1,547,514	1,547,514	12/31/2012
46625M2E8	4,910,704	4,708,695	202,009	4,708,695	4,708,695	12/31/2012
46625M2N8	2,999,379	2,489,277	510,102	2,489,277	2,489,277	12/31/2012
46625M3X5	4,891,658	3,584,858	1,306,800	3,584,858	3,584,858	12/31/2012
46625M3Z0	4,674,255	2,170,905	2,503,349	2,170,905	2,170,905	12/31/2012
46625MB65	8,509,231	8,030,485	478,746	8,030,485	8,030,485	12/31/2012
46625MQ44	5,007,174	3,827,010	1,180,164	3,827,010	3,827,010	12/31/2012
46625MW39	2,490,905	2,420,190	70,715	2,420,190	2,420,190	12/31/2012
46625MW70	7,713,856	7,035,568	678,287	7,035,568	7,035,568	12/31/2012
46625YDJ9	1,493,314	1,305,392	187,923	1,305,392	1,305,392	12/31/2012
46625YDK6	3,969,977	2,800,424	1,169,553	2,800,424	2,800,424	12/31/2012
46625YDS9	999,547	342,957	656,590	342,957	342,957	12/31/2012
46625YGZ0	3,483,534	2,426,305	1,057,229	2,426,305	2,426,305	12/31/2012
46625YNL3	4,999,765	4,492,550	507,215	4,492,550	4,492,550	12/31/2012
46625YNP4	1,277,491	1,269,208	8,284	1,269,208	1,269,208	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

46628FAQ4	$ 8,933,741	$ 5,572,395	$ 3,361,346	$ 5,572,395	$ 5,572,395	12/31/2012
52108HA79	3,000,457	2,664,654	335,803	2,664,654	2,664,654	12/31/2012
52108HUW2	4,987,024	4,915,340	71,684	4,915,340	4,915,340	12/31/2012
55312VAN8	5,446,398	2,029,290	3,417,108	2,029,290	2,029,290	12/31/2012
59022HBV3	1,994,063	1,334,065	659,997	1,334,065	1,334,065	12/31/2012
61745MTL7	4,195,800	4,141,028	54,772	4,141,028	4,141,028	12/31/2012
61750CAM9	5,005,769	4,002,670	1,003,099	4,002,670	4,002,670	12/31/2012
929766EK5	3,260,218	3,251,266	8,952	3,251,266	3,251,266	12/31/2012
929766KR3	1,212,610	1,131,895	80,715	1,131,895	1,131,895	12/31/2012
929766MZ3	4,992,504	3,987,000	1,005,504	3,987,000	3,987,000	12/31/2012
929766NA7	3,156,200	715,246	2,440,954	715,246	715,246	12/31/2012
929766UG6	606,238	548,833	57,405	548,833	548,833	12/31/2012
929766WN9	6,669,460	6,643,520	25,940	6,643,520	6,643,520	12/31/2012
92976BAC6	7,127,925	5,863,528	1,264,397	5,863,528	5,863,528	12/31/2012
92976BDW9	2,175,297	1,303,884	871,414	1,303,884	1,303,884	12/31/2012
92976BEB4	4,712,125	3,750,837	961,288	3,750,837	3,750,837	12/31/2012
000780CW4	1,351,525	1,325,464	26,060	1,325,464	1,325,464	12/31/2012
004375BF7	901,654	446,924	454,730	446,924	446,924	12/31/2012
040104BV2	7,033,455	6,692,892	340,563	6,692,892	6,692,892	12/31/2012
05946XFJ7	3,044,481	2,776,280	268,201	2,776,280	2,776,280	12/31/2012
05948JAM4	511,640	381,492	130,148	381,492	381,492	12/31/2012
05948KAL3	2,649,704	2,480,382	169,322	2,480,382	2,480,382	12/31/2012
05948KFC8	5,823,204	5,049,686	773,518	5,049,686	5,049,686	12/31/2012
05948KFD6	2,688,379	1,907,999	780,380	1,907,999	1,907,999	12/31/2012
05948KFE4	1,274,865	442,235	832,630	442,235	442,235	12/31/2012
05948XEG2	882,936	550,783	332,153	550,783	550,783	12/31/2012
05948XLA7	947,921	777,446	170,475	777,446	777,446	12/31/2012
05948XM24	747,840	678,751	69,089	678,751	678,751	12/31/2012
05949ACJ7	2,084,590	1,970,321	114,268	1,970,321	1,970,321	12/31/2012
05949AJF8	3,794,004	562,949	3,231,055	562,949	562,949	12/31/2012
06051GAK5	596,185	528,974	67,211	528,974	528,974	12/31/2012
06051GAL3	313,755	265,946	47,809	265,946	265,946	12/31/2012
126502AC7	120,410	106,752	13,659	106,752	106,752	12/31/2012
126502E*0	59,416	51,200	8,216	51,200	51,200	12/31/2012
126671ZS8	139,828	135,133	4,696	135,133	135,133	12/31/2012
12669D2W7	1,238,382	1,052,166	186,216	1,052,166	1,052,166	12/31/2012
12669DMH8	2,203,535	2,108,929	94,606	2,108,929	2,108,929	12/31/2012
12669DZS0	614,208	577,378	36,830	577,378	577,378	12/31/2012
12669EMM5	750,940	554,778	196,162	554,778	554,778	12/31/2012
12669ETF3	761,053	660,167	100,886	660,167	660,167	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

12669ETG1	$ 402,410	$ 339,204	$ 63,205	$ 339,204	$ 339,204	12/31/2012
12669FHB2	2,473,327	2,321,483	151,844	2,321,483	2,321,483	12/31/2012
12669FHC0	957,419	860,325	97,094	860,325	860,325	12/31/2012
12669FHT3	2,458,036	1,976,478	481,558	1,976,478	1,976,478	12/31/2012
12669GHZ7	312,007	262,360	49,647	262,360	262,360	12/31/2012
15132EHR2	291,035	271,000	20,035	271,000	271,000	12/31/2012
152314LN8	1,410,491	1,155,292	255,199	1,155,292	1,155,292	12/31/2012
161546JL1	992,542	935,680	56,862	935,680	935,680	12/31/2012
16162WGD5	1,699,898	1,510,999	188,898	1,510,999	1,510,999	12/31/2012
172939AB6	22,241	20,376	1,865	20,376	20,376	12/31/2012
172973D71	1,285,475	1,131,114	154,361	1,131,114	1,131,114	12/31/2012
172973TE9	1,714,243	1,546,196	168,047	1,546,196	1,546,196	12/31/2012
172973YF0	2,903,343	2,831,033	72,310	2,831,033	2,831,033	12/31/2012
294751DW9	2,541,893	1,944,940	596,953	1,944,940	1,944,940	12/31/2012
294751DX7	607,492	364,709	242,783	364,709	364,709	12/31/2012
31738VCA1	249,708	245,964	3,744	245,964	245,964	12/31/2012
32051D4G4	2,604,291	1,951,821	652,469	1,951,821	1,951,821	12/31/2012
32051DQ88	127,112	8,458	118,654	8,458	8,458	12/31/2012
32051GJE6	4,663,177	1,217,887	3,445,290	1,217,887	1,217,887	12/31/2012
36185HEC3	1,458,227	1,142,784	315,443	1,142,784	1,142,784	12/31/2012
36185N4S6	4,519,758	3,995,062	524,695	3,995,062	3,995,062	12/31/2012
36185NQ78	3,071,868	2,401,045	670,823	2,401,045	2,401,045	12/31/2012
36228FC20	4,818,893	4,640,985	177,908	4,640,985	4,640,985	12/31/2012
36242DR62	779,111	774,951	4,160	774,951	774,951	12/31/2012
36242DSV6	1,991,751	1,223,886	767,865	1,223,886	1,223,886	12/31/2012
378961AV8	3,695,467	3,273,033	422,434	3,273,033	3,273,033	12/31/2012
44967#AD7	25,853	25,277	575	25,277	25,277	12/31/2012
46626LFL9	494,186	464,790	29,396	464,790	464,790	12/31/2012
493553BL4	301,348	244,319	57,030	244,319	244,319	12/31/2012
55265KJ34	7,590,237	7,375,088	215,149	7,375,088	7,375,088	12/31/2012
55265KN54	6,525,824	5,852,711	673,112	5,852,711	5,852,711	12/31/2012
55265KSX8	1,956,405	1,934,631	21,774	1,934,631	1,934,631	12/31/2012
55265KUP2	2,020,200	1,981,659	38,541	1,981,659	1,981,659	12/31/2012
55265KWS4	547,577	517,895	29,682	517,895	517,895	12/31/2012
55265KWT2	266,851	246,843	20,009	246,843	246,843	12/31/2012
55265KYB9	3,899,236	3,769,244	129,992	3,769,244	3,769,244	12/31/2012
55265WAU7	1,737,608	1,662,925	74,683	1,662,925	1,662,925	12/31/2012
57643MAX2	1,615,539	1,375,797	239,742	1,375,797	1,375,797	12/31/2012
57643MDQ4	1,945,136	1,802,160	142,976	1,802,160	1,802,160	12/31/2012
57643MHU1	871,526	610,612	260,914	610,612	610,612	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

64352VEH0	$ 3,229,720	$ 3,112,093	$ 117,627	$ 3,112,093	$ 3,112,093	12/31/2012
73316PDT4	5,879,965	1,679,815	4,200,150	1,679,815	1,679,815	12/31/2012
743947AA1	7,317	6,507	810	6,507	6,507	12/31/2012
743947AB9	11,037	10,715	322	10,715	10,715	12/31/2012
74434UCQ5	1,806	1,388	418	1,388	1,388	12/31/2012
74434UJA3	40,036	37,530	2,506	37,530	37,530	12/31/2012
759950BJ6	2,479,245	1,949,944	529,301	1,949,944	1,949,944	12/31/2012
759950BV9	1,599,184	1,305,122	294,063	1,305,122	1,305,122	12/31/2012
760985D24	573,640	532,730	40,910	532,730	532,730	12/31/2012
760985H95	1,409,146	1,302,352	106,794	1,302,352	1,302,352	12/31/2012
760985N56	1,582,236	688,380	893,856	688,380	688,380	12/31/2012
760985VT5	1,582,861	1,497,971	84,890	1,497,971	1,497,971	12/31/2012
760985VU2	638,363	590,371	47,992	590,371	590,371	12/31/2012
760985VV0	408,446	369,933	38,513	369,933	369,933	12/31/2012
76110VMJ4	322,423	309,636	12,787	309,636	309,636	12/31/2012
76110VPT9	461,573	436,327	25,245	436,327	436,327	12/31/2012
76110WRV0	97,679	64,107	33,572	64,107	64,107	12/31/2012
76111J5N0	1,311,341	1,245,602	65,739	1,245,602	1,245,602	12/31/2012
76111XCX9	2,055,130	2,008,122	47,008	2,008,122	2,008,122	12/31/2012
76111XCY7	603,752	567,840	35,913	567,840	567,840	12/31/2012
76111XEJ8	1,808,856	1,712,534	96,322	1,712,534	1,712,534	12/31/2012
76112BAG5	5,113,070	2,282,103	2,830,967	2,282,103	2,282,103	12/31/2012
76112BDV9	2,416,615	1,361,850	1,054,765	1,361,850	1,361,850	12/31/2012
805564QB0	4,546,020	2,738,448	1,807,572	2,738,448	2,738,448	12/31/2012
81375WDS2	542,271	535,097	7,174	535,097	535,097	12/31/2012
86358RR82	96,603	15,594	81,009	15,594	15,594	12/31/2012
86359A4Q3	7,507,376	6,933,519	573,857	6,933,519	6,933,519	12/31/2012
86359A4R1	2,334,756	2,040,373	294,383	2,040,373	2,040,373	12/31/2012
86359AF24	2,317,797	2,167,146	150,651	2,167,146	2,167,146	12/31/2012
86359AP31	2,049,013	1,941,719	107,295	1,941,719	1,941,719	12/31/2012
86359AP49	662,024	617,030	44,994	617,030	617,030	12/31/2012
86359APH0	1,494,813	1,346,465	148,348	1,346,465	1,346,465	12/31/2012
86359APK3	1,117,949	890,387	227,562	890,387	890,387	12/31/2012
86359AUL5	748,257	708,736	39,521	708,736	708,736	12/31/2012
86359AUM3	308,137	282,089	26,048	282,089	282,089	12/31/2012
86359AY56	7,171,930	6,180,032	991,898	6,180,032	6,180,032	12/31/2012
86359AY64	1,733,121	1,248,913	484,208	1,248,913	1,248,913	12/31/2012
86359BX48	425,101	110,716	314,385	110,716	110,716	12/31/2012
929227E51	2,110,415	2,088,064	22,351	2,088,064	2,088,064	12/31/2012
92922FHD3	13,718,261	12,765,252	953,010	12,765,252	12,765,252	12/31/2012

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

92922FQT8	$ 4,636,290	$ 4,324,840	$ 311,450	$ 4,324,840	$ 4,324,840	12/31/2012
939336UA9	613,776	498,739	115,037	498,739	498,739	12/31/2012
939336Z63	1,791,657	347,518	1,444,139	347,518	347,518	12/31/2012
939336ZW6	668,990	604,444	64,546	604,444	604,444	12/31/2012
939336ZX4	451,055	402,421	48,634	402,421	402,421	12/31/2012
94979LAM5	4,198,187	2,126,597	2,071,591	2,126,597	2,126,597	12/31/2012
05946XTX1	63,578	-	63,578	-	9,226	03/31/2011
05949QBV6	439,387	320,778	118,609	320,778	320,778	03/31/2011
12501RAA7	687,384	634,111	53,273	634,111	247,215	03/31/2011
12501RAB5	473,819	455,923	17,896	455,923	278,023	03/31/2011
1729734M8	598,459	34,517	563,942	34,517	34,517	03/31/2011
32051GRL1	216,906	94,593	122,313	94,593	94,593	03/31/2011
32051GVB8	1,061,652	662,991	398,661	662,991	662,991	03/31/2011
32052UAX1	223,793	44,476	179,317	44,476	44,476	03/31/2011
362341EV7	200,442	127,315	73,127	127,315	127,315	03/31/2011
36828QMN3	1,572,785	1,190,445	382,340	1,190,445	1,190,445	03/31/2011
466247HG1	167,823	136,184	31,639	136,184	136,184	03/31/2011
466247ST1	306,662	263,619	43,043	263,619	263,619	03/31/2011
46625YRC9	4,458,814	3,074,844	1,383,970	3,074,844	3,074,844	03/31/2011
52520MGD9	367,415	321,919	45,496	321,919	612,377	03/31/2011
59025KAJ1	4,854,518	4,165,509	689,009	4,165,509	4,165,509	03/31/2011
74958AAD6	5,925,044	5,918,038	7,006	5,918,038	5,243,442	03/31/2011
74958YAA0	4,966,566	4,956,324	10,242	4,956,324	4,422,432	03/31/2011
75970QAF7	5,410,463	5,363,550	46,913	5,363,550	3,439,667	03/31/2011
760985XZ9	212,864	65,288	147,576	65,288	65,288	03/31/2011
76110WVR4	3,211,131	3,207,855	3,276	3,207,855	2,619,300	03/31/2011
76111XA60	47,620	29,572	18,048	29,572	29,572	03/31/2011
929227WP7	105,591	89,560	16,031	89,560	10,934	03/31/2011
92922FH27	1,386,838	80,165	1,306,673	80,165	80,165	03/31/2011
04542BMW9	114,495	106,111	8,384	106,111	106,111	06/30/2011
05948KJX8	4,736,028	4,735,999	29	4,735,999	3,904,985	06/30/2011
05949AQL7	6,499,368	6,498,921	447	6,498,921	5,007,687	06/30/2011
05949QBV6	2,438,027	335,492	2,102,535	335,492	335,492	06/30/2011
12669FQF3	116,729	79,244	37,485	79,244	79,244	06/30/2011
1729734M8	224,643	37,434	187,209	37,434	37,434	06/30/2011
32051GD77	1,206,432	110,044	1,096,388	110,044	110,044	06/30/2011
32051GRL1	109,815	36,279	73,536	36,279	36,279	06/30/2011
32051GVB8	665,328	601,955	63,373	601,955	601,955	06/30/2011
32052LAT0	150,776	112,095	38,681	112,095	112,095	06/30/2011
32052UAX1	101,690	25,904	75,786	25,904	46,534	06/30/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

362341EV7	$ 120,714	$ 79,368	$ 41,346	$ 79,368	$ 79,368	06/30/2011
378961AF3	7,146,891	7,128,339	18,552	7,128,339	6,168,008	06/30/2011
393505QZ8	3,700,762	3,666,005	34,757	3,666,005	3,963,679	06/30/2011
396789KD0	4,005,465	3,107,559	897,906	3,107,559	2,690,682	06/30/2011
466247HG1	164,017	133,674	30,343	133,674	133,674	06/30/2011
466247ST1	210,248	193,695	16,553	193,695	193,695	06/30/2011
46625YHA4	3,048,496	2,090,251	958,245	2,090,251	1,459,754	06/30/2011
46625YSU8	2,987,943	2,034,739	953,204	2,034,739	2,034,739	06/30/2011
52520MGD9	281,889	257,299	24,590	257,299	277,975	06/30/2011
73316PGL8	905,964	835,934	70,030	835,934	835,934	06/30/2011
749577AA0	20,091,722	20,001,589	90,133	20,001,589	18,045,720	06/30/2011
74958AAD6	5,918,038	5,883,237	34,801	5,883,237	5,310,489	06/30/2011
74958YAA0	4,909,517	4,855,315	54,202	4,855,315	4,484,588	06/30/2011
75970QAF7	5,363,550	5,334,229	29,321	5,334,229	2,978,902	06/30/2011
760985XZ9	67,558	51,399	16,159	51,399	51,399	06/30/2011
760985YX3	772,122	771,413	709	771,413	134,671	06/30/2011
76110WWJ1	548,807	548,777	30	548,777	548,777	06/30/2011
76111XA60	124,883	-	124,883	-	25	06/30/2011
76111XXX6	125,032	112,682	12,350	112,682	112,682	06/30/2011
863576AT1	131,834	128,663	3,171	128,663	128,663	06/30/2011
929227Z66	5,128,490	5,127,793	697	5,127,793	4,143,659	06/30/2011
92922FH27	90,411	73,028	17,383	73,028	73,028	06/30/2011
94981FAN2	1,435,300	1,419,729	15,571	1,419,729	1,419,729	06/30/2011
94983JAJ1	1,754,968	215,801	1,539,167	215,801	215,801	06/30/2011
94983NAN3	1,928,910	275,047	1,653,863	275,047	275,047	06/30/2011
058931BR6	4,003,028	807,566	3,195,462	807,566	807,566	09/30/2011
05948KCC1	2,200,773	2,194,261	6,512	2,194,261	1,397,800	09/30/2011
05948KJX8	4,670,175	4,665,114	5,061	4,665,114	3,859,951	09/30/2011
05948KMR7	1,973,971	1,961,471	12,500	1,961,471	1,961,471	09/30/2011
05948KTP4	1,045,935	1,037,456	8,479	1,037,456	1,037,456	09/30/2011
05949AQL7	6,375,850	6,373,905	1,945	6,373,905	5,099,796	09/30/2011
12498NAB9	2,496,412	2,487,974	8,438	2,487,974	1,776,388	09/30/2011
12669EGX8	794,335	787,816	6,519	787,816	355,249	09/30/2011
12669FQF3	191,381	121,550	69,831	121,550	121,550	09/30/2011
1729734M8	249,998	2,861	247,137	2,861	2,861	09/30/2011
32051GD77	136,440	82,385	54,055	82,385	82,385	09/30/2011
32051GMN2	2,821,948	2,821,279	669	2,821,279	1,447,532	09/30/2011
32051GRL1	563,098	4,600	558,498	4,600	4,600	09/30/2011
32051GVB8	937,953	701,759	236,194	701,759	701,759	09/30/2011
32052LAT0	546,240	97,984	448,256	97,984	97,984	09/30/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32052UAX1	$ 22,506	$ -	$ 22,506	$ -	$ 2,131	09/30/2011
362341EV7	193,579	73,217	120,362	73,217	73,217	09/30/2011
36242DYN7	1,245,587	191,813	1,053,774	191,813	191,813	09/30/2011
36828QQS8	2,292,515	1,681,795	610,720	1,681,795	1,681,795	09/30/2011
378961AF3	6,823,930	6,823,597	333	6,823,597	5,917,366	09/30/2011
41161PNC3	490,169	271,297	218,872	271,297	271,297	09/30/2011
466247HG1	187,421	125,127	62,294	125,127	125,127	09/30/2011
466247RD7	177,307	72,229	105,078	72,229	72,229	09/30/2011
466247ST1	141,876	88,983	52,893	88,983	88,983	09/30/2011
46625YRC9	3,185,700	2,017,746	1,167,954	2,017,746	2,017,746	09/30/2011
46625YWB5	3,407,724	1,995,408	1,412,316	1,995,408	1,995,408	09/30/2011
52108RAF9	23,037,046	22,826,282	210,764	22,826,282	22,455,728	09/30/2011
52520MGD9	251,205	-	251,205	-	210,301	09/30/2011
57643MAY0	653,019	631,992	21,027	631,992	447,902	09/30/2011
57643MHT4	3,096,463	3,084,054	12,409	3,084,054	2,507,802	09/30/2011
57643MHV9	330,179	314,810	15,369	314,810	314,810	09/30/2011
59022HEB4	2,612,095	1,958,614	653,481	1,958,614	1,076,814	09/30/2011
59022HJV5	3,321,042	2,742,592	578,450	2,742,592	1,281,305	09/30/2011
69335YAJ5	1,192,980	1,191,908	1,072	1,191,908	1,191,908	09/30/2011
73316PCL2	414,590	366,316	48,274	366,316	366,316	09/30/2011
749577AA0	20,001,589	19,931,154	70,435	19,931,154	17,887,740	09/30/2011
74958AAD6	5,731,239	5,695,345	35,894	5,695,345	4,851,337	09/30/2011
74958EAG1	10,031,158	9,967,239	63,919	9,967,239	9,397,290	09/30/2011
75970QAF7	5,334,229	5,308,922	25,307	5,308,922	2,966,313	09/30/2011
760985XZ9	143,765	89,346	54,419	89,346	55,486	09/30/2011
760985YX3	771,413	771,294	119	771,294	136,716	09/30/2011
76110WWJ1	500,717	500,610	107	500,610	500,610	09/30/2011
76111XPF4	1,261,129	1,260,953	176	1,260,953	774,735	09/30/2011
76111XPG2	674,890	588,362	86,528	588,362	236,411	09/30/2011
76111XXX6	314,771	112,085	202,686	112,085	112,085	09/30/2011
79548KA73	3,421,473	3,420,266	1,207	3,420,266	2,035,242	09/30/2011
863576AT1	368,875	85,218	283,657	85,218	85,218	09/30/2011
929227Z66	5,073,191	5,070,516	2,675	5,070,516	4,094,174	09/30/2011
92922FH27	97,182	66,765	30,417	66,765	66,765	09/30/2011
92922FKK3	3,207,478	3,198,049	9,429	3,198,049	2,547,647	09/30/2011
9297663A9	4,028,914	3,529,483	499,431	3,529,483	1,986,182	09/30/2011
94983JAJ1	351,280	170,099	181,181	170,099	170,099	09/30/2011
94983NAN3	173,817	92,809	81,008	92,809	92,809	09/30/2011
05950EAG3	30,183,307	30,056,008	127,299	30,056,008	29,669,370	12/31/2011
00011#AA1	2,100,280	1,547,987	552,293	1,547,987	1,547,987	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

03072SQX6	$ 2,050,818	$ 423,137	$ 1,627,681	$ 423,137	$ 423,137	12/31/2011
04542BMV1	1,328,167	643,496	684,671	643,496	643,496	12/31/2011
04542BMW9	506,326	64,724	441,602	64,724	64,724	12/31/2011
058931BR6	7,177,477	543,772	6,633,705	543,772	543,772	12/31/2011
05946XGH0	382,543	356,478	26,065	356,478	356,478	12/31/2011
05948KCC1	1,392,116	1,391,706	410	1,391,706	1,391,706	12/31/2011
05948KCD9	515,244	442,579	72,665	442,579	442,579	12/31/2011
05948KDV8	884,509	108,900	775,609	108,900	108,900	12/31/2011
05948KGM5	694,551	596,539	98,012	596,539	596,539	12/31/2011
05948KHW2	816,786	706,375	110,411	706,375	706,375	12/31/2011
05948KMR7	1,661,014	1,658,803	2,211	1,658,803	1,658,803	12/31/2011
05948KST7	1,053,127	639,748	413,379	639,748	639,748	12/31/2011
05948KTP4	1,183,682	1,181,674	2,008	1,181,674	1,181,674	12/31/2011
05948KVE6	2,258,559	2,247,528	11,031	2,247,528	2,247,528	12/31/2011
05948KVF3	727,012	207,877	519,135	207,877	207,877	12/31/2011
05948KYD5	2,251,679	362,895	1,888,784	362,895	362,895	12/31/2011
05948X2A8	2,137,551	2,128,744	8,807	2,128,744	1,763,555	12/31/2011
05948XXB2	3,109,409	3,107,330	2,079	3,107,330	2,729,311	12/31/2011
05948XXD8	262,117	257,777	4,340	257,777	257,777	12/31/2011
05949AXN5	540,501	325,520	214,981	325,520	325,520	12/31/2011
05949CQD1	6,597,410	6,595,176	2,234	6,595,176	6,239,982	12/31/2011
05949QBV6	2,415,385	241,556	2,173,829	241,556	249,771	12/31/2011
12666CAF0	123,383	69,224	54,159	69,224	503,275	12/31/2011
12669EGX8	375,979	280,186	95,793	280,186	280,186	12/31/2011
12669ETE6	2,498,517	2,493,814	4,703	2,493,814	2,221,902	12/31/2011
12669FHU0	719,948	717,904	2,044	717,904	717,904	12/31/2011
12669FQF3	245,424	132,049	113,375	132,049	132,049	12/31/2011
12669FSH7	1,435,476	995,092	440,384	995,092	995,092	12/31/2011
12669FXC2	404,672	273,184	131,488	273,184	273,184	12/31/2011
161546DN3	351,057	349,900	1,157	349,900	349,900	12/31/2011
161546HW9	756,388	726,182	30,206	726,182	726,182	12/31/2011
16162WGC7	3,461,672	3,449,244	12,428	3,449,244	3,227,112	12/31/2011
16162WJZ3	2,371,231	2,359,279	11,952	2,359,279	2,062,297	12/31/2011
1729734M8	623,572	-	623,572	-	19	12/31/2011
172973D63	3,192,154	3,169,067	23,087	3,169,067	2,380,205	12/31/2011
172973D89	670,127	651,802	18,325	651,802	651,802	12/31/2011
172973TG4	594,441	593,328	1,113	593,328	484,583	12/31/2011
17307GPH5	1,010,982	353,916	657,066	353,916	353,916	12/31/2011
17307GVL9	7,834,492	7,821,564	12,928	7,821,564	5,494,912	12/31/2011
294751DF6	557,080	555,914	1,166	555,914	330,203	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

32027NFV8	$ 1,017,588	$ 1,016,627	$ 961	$ 1,016,627	$ 890,143	12/31/2011
32051GD77	528,714	40,604	488,110	40,604	40,604	12/31/2011
32051GEF8	63,140	23,752	39,388	23,752	23,752	12/31/2011
32051GMN2	1,490,618	1,489,908	710	1,489,908	1,489,908	12/31/2011
32051GRL1	499,454	951	498,503	951	1,829	12/31/2011
32051GVB8	1,206,614	269,833	936,781	269,833	269,833	12/31/2011
32051GWZ4	1,162,314	921,577	240,737	921,577	921,577	12/31/2011
32051GZ99	7,237,940	7,235,767	2,173	7,235,767	6,445,194	12/31/2011
32052LAT0	714,063	36,692	677,371	36,692	36,692	12/31/2011
362341EV7	901,766	34,276	867,490	34,276	12,027	12/31/2011
36242DYN7	687,876	76,701	611,175	76,701	89,736	12/31/2011
41161PNC3	3,018,573	221,195	2,797,378	221,195	221,195	12/31/2011
466247HG1	1,123,781	176,277	947,504	176,277	176,277	12/31/2011
466247RD7	1,203,396	58,102	1,145,294	58,102	58,102	12/31/2011
466247ST1	1,360,058	92,874	1,267,184	92,874	92,874	12/31/2011
466247WV1	3,456,993	287,019	3,169,974	287,019	287,019	12/31/2011
46625YDW0	2,406,451	1,401,920	1,004,531	1,401,920	1,401,920	12/31/2011
46625YNY5	3,241,193	1,021,498	2,219,695	1,021,498	1,021,498	12/31/2011
46629GAH1	11,020,499	11,018,895	1,604	11,018,895	10,454,169	12/31/2011
55265WAT0	2,992,397	2,969,350	23,047	2,969,350	2,687,695	12/31/2011
57643LRK4	1,097,221	1,070,887	26,334	1,070,887	457,086	12/31/2011
57643MAY0	612,710	515,169	97,541	515,169	395,635	12/31/2011
59025KAJ1	3,907,836	2,335,500	1,572,336	2,335,500	2,335,500	12/31/2011
68403BAE5	5,268,205	5,161,869	106,336	5,161,869	3,522,620	12/31/2011
73316PBB5	1,575,032	1,354,955	220,077	1,354,955	1,354,955	12/31/2011
73316PCL2	393,515	335,646	57,869	335,646	335,646	12/31/2011
749577AA0	19,406,292	19,136,446	269,846	19,136,446	17,368,349	12/31/2011
74958AAD6	5,437,888	5,412,308	25,580	5,412,308	4,943,011	12/31/2011
74958EAG1	9,967,239	9,898,451	68,788	9,898,451	8,974,350	12/31/2011
74958YAA0	4,583,343	4,455,509	127,834	4,455,509	3,814,289	12/31/2011
75970NAT4	5,959,232	535,899	5,423,333	535,899	421,417	12/31/2011
75970QAF7	5,308,923	4,983,532	325,391	4,983,532	2,622,406	12/31/2011
759950DS4	840,905	647,426	193,479	647,426	647,426	12/31/2011
759950DT2	1,489,823	298,370	1,191,453	298,370	298,370	12/31/2011
760985D32	532,550	339,945	192,605	339,945	339,945	12/31/2011
760985Q61	1,015,461	595,619	419,842	595,619	595,619	12/31/2011
760985TQ4	830,301	828,530	1,771	828,530	676,091	12/31/2011
760985XY2	622,403	254,807	367,596	254,807	254,807	12/31/2011
760985YX3	770,112	451,882	318,230	451,882	134,281	12/31/2011
760985ZJ3	642,566	436,305	206,261	436,305	436,305	12/31/2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

76110WC87	$ 750,726	$ 626,383	$ 124,343	$ 626,383	$ 626,383	12/31/2011
76110WVS2	370,484	333,673	36,811	333,673	333,673	12/31/2011
76110WWJ1	552,222	482,590	69,632	482,590	482,590	12/31/2011
76111XCZ4	614,758	612,514	2,244	612,514	455,771	12/31/2011
76111XEK5	1,050,178	1,044,486	5,692	1,044,486	961,912	12/31/2011
76111XPG2	270,306	242,952	27,354	242,952	242,952	12/31/2011
76111XXX6	1,384,838	46,272	1,338,566	46,272	157,240	12/31/2011
863576AT1	1,620,876	17,608	1,603,268	17,608	37,280	12/31/2011
863576CV4	2,993,569	2,910,155	83,414	2,910,155	2,910,155	12/31/2011
90263BHE1	883,466	858,821	24,645	858,821	608,721	12/31/2011
929227WP7	82,125	20,448	61,677	20,448	12,864	12/31/2011
92922FH27	263,260	37,024	226,236	37,024	37,024	12/31/2011
92922FXB9	388,231	141,252	246,979	141,252	141,252	12/31/2011
929766C43	1,500,952	1,499,955	997	1,499,955	1,426,053	12/31/2011
939336Y31	334,049	214,920	119,129	214,920	214,920	12/31/2011
949760AW2	4,914,535	4,901,463	13,072	4,901,463	4,665,359	12/31/2011
94981FAN2	1,383,151	1,280,331	102,820	1,280,331	1,280,331	12/31/2011
94981UAL3	1,055,663	300,291	755,372	300,291	300,291	12/31/2011
94983JAJ1	171,925	123,493	48,432	123,493	123,493	12/31/2011
94983NAN3	1,238,828	31,651	1,207,177	31,651	68,415	12/31/2011
97180*FL7	1,784,426	947,685	836,741	947,685	947,685	12/31/2011
04542BMW9	163,346	160,150	3,196	160,150	160,150	03/31/2010
05948KJX8	5,085,617	5,070,831	14,786	5,070,831	3,044,716	03/31/2010
05948KYD5	1,130,518	1,126,693	3,825	1,126,693	1,126,693	03/31/2010
05948XXC0	1,490,624	1,480,529	10,095	1,480,529	987,361	03/31/2010
059497AF4	3,009,716	1,679,420	1,330,296	1,679,420	288,571	03/31/2010
05949AQL7	7,370,316	7,222,748	147,568	7,222,748	4,295,382	03/31/2010
07388LAQ3	2,664,161	2,448,776	215,385	2,448,776	846,215	03/31/2010
12513YAS9	525,912	410,719	115,193	410,719	410,719	03/31/2010
12669FQF3	834,006	737,326	96,680	737,326	169,856	03/31/2010
14986DAT7	3,137,985	1,142,533	1,995,452	1,142,533	837,853	03/31/2010
14986DAU4	1,020,551	658,935	361,616	658,935	694,661	03/31/2010
161546HE9	7,479,230	7,478,623	607	7,478,623	3,334,619	03/31/2010
172973YG8	1,670,825	1,669,866	959	1,669,866	1,140,727	03/31/2010
17307GVL9	7,862,741	7,834,493	28,248	7,834,493	4,920,625	03/31/2010
19075CAL7	1,712,054	1,564,519	147,535	1,564,519	898,237	03/31/2010
20047NAN2	7,029,548	5,118,446	1,911,102	5,118,446	2,938,690	03/31/2010
20173QAR2	1,584,995	1,234,810	350,185	1,234,810	747,376	03/31/2010
225458RZ3	1,035,044	200,698	834,346	200,698	277,185	03/31/2010
22545LAT6	439,955	332,939	107,016	332,939	121,477	03/31/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

24763LFY1	$ 561,822	$ 538,115	$ 23,707	$ 538,115	$ 296,317	03/31/2010
294751FA5	1,639,916	1,603,298	36,618	1,603,298	1,603,298	03/31/2010
361849K84	1,936,810	1,417,161	519,649	1,417,161	798,768	03/31/2010
36228FC61	1,546,683	1,545,575	1,108	1,545,575	1,545,575	03/31/2010
36242DYN7	477,674	469,311	8,363	469,311	469,311	03/31/2010
36828QSL1	4,840,420	660,344	4,180,076	660,344	896,775	03/31/2010
46625YBQ5	1,001,702	371,970	629,732	371,970	418,914	03/31/2010
46625YBR3	7,505,956	4,984,873	2,521,083	4,984,873	947,025	03/31/2010
46627QAA6	2,916,509	1,849,052	1,067,457	1,849,052	1,603,888	03/31/2010
46629MAU9	3,788,101	3,241,420	546,681	3,241,420	992,881	03/31/2010
46630VAS1	1,597,543	1,195,892	401,651	1,195,892	756,919	03/31/2010
46631BAN5	6,418,655	3,552,290	2,866,365	3,552,290	1,208,011	03/31/2010
59023NAS7	1,057,720	172,962	884,758	172,962	172,962	03/31/2010
61750WBD4	592,726	150,106	442,620	150,106	189,092	03/31/2010
69335YAJ5	2,661,078	2,642,652	18,426	2,642,652	1,137,763	03/31/2010
73316PBB5	738,420	734,002	4,418	734,002	734,002	03/31/2010
73316PCK4	1,207,016	1,205,895	1,121	1,205,895	612,767	03/31/2010
73316PCL2	269,630	268,265	1,365	268,265	268,265	03/31/2010
76110WWJ1	650,648	649,453	1,195	649,453	649,453	03/31/2010
76111XA60	719,495	513,327	206,168	513,327	513,327	03/31/2010
863576AT1	262,582	250,910	11,672	250,910	250,910	03/31/2010
929227Z66	6,968,632	6,922,086	46,546	6,922,086	4,734,268	03/31/2010
929766D42	2,936,327	2,315,970	620,357	2,315,970	2,687,157	03/31/2010
929766TU7	2,020,496	1,813,590	206,906	1,813,590	1,766,645	03/31/2010
92977QAQ1	1,214,832	956,053	258,779	956,053	832,427	03/31/2010
92978TAW1	1,044,074	912,432	131,642	912,432	306,577	03/31/2010
982512AC9	240,000	-	240,000	-	160,000	03/31/2010
982512AD7	270,000	-	270,000	-	150,000	03/31/2010
000780KJ4	2,472,754	2,450,454	22,300	2,450,454	1,475,438	06/30/2010
04542BMW9	319,454	176,197	143,257	176,197	176,197	06/30/2010
05946XTX1	498,941	148,217	350,724	148,217	148,217	06/30/2010
05948KCC1	2,500,508	2,499,042	1,466	2,499,042	1,860,238	06/30/2010
05948KJX8	5,018,923	5,015,726	3,197	5,015,726	3,159,525	06/30/2010
05948KST7	885,235	879,839	5,396	879,839	879,839	06/30/2010
05948KTP4	1,467,660	1,464,290	3,370	1,464,290	1,464,290	06/30/2010
059497AF4	1,679,420	729,597	949,823	729,597	302,072	06/30/2010
05949AQL7	7,091,458	7,087,744	3,714	7,087,744	4,386,158	06/30/2010
07388LAQ3	2,448,776	861,057	1,587,719	861,057	914,626	06/30/2010
12513YAS9	592,740	201,164	391,576	201,164	422,835	06/30/2010
12669FQF3	723,927	695,845	28,082	695,845	170,468	06/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

1729734B2	$ 10,369,524	$ 10,328,482	$ 41,042	$ 10,328,482	$ 9,845,910	06/30/2010
17309BAB3	3,315,004	3,204,330	110,674	3,204,330	1,931,124	06/30/2010
20047NAN2	5,118,446	3,891,086	1,227,360	3,891,086	3,386,225	06/30/2010
225458RZ3	200,698	179,469	21,229	179,469	317,887	06/30/2010
22545LAT6	332,938	212,132	120,806	212,132	130,326	06/30/2010
24763LFY1	533,733	473,182	60,551	473,182	275,243	06/30/2010
32051GD77	766,269	418,021	348,248	418,021	418,021	06/30/2010
32052UAX1	254,919	178,199	76,720	178,199	178,199	06/30/2010
36242DYN7	481,991	481,146	845	481,146	481,146	06/30/2010
393505QZ8	3,729,647	3,700,762	28,885	3,700,762	3,564,991	06/30/2010
466247HG1	253,893	191,598	62,295	191,598	191,598	06/30/2010
46629GAR9	2,889,411	886,025	2,003,386	886,025	1,320,992	06/30/2010
46629MAU9	3,241,421	3,034,691	206,730	3,034,691	1,051,762	06/30/2010
46630AAA6	4,068,290	1,567,232	2,501,058	1,567,232	1,294,678	06/30/2010
46630VAQ5	5,695,973	4,916,541	779,432	4,916,541	1,736,071	06/30/2010
46630VAS1	1,195,892	795,922	399,970	795,922	800,606	06/30/2010
52108H3R3	4,960,373	3,239,380	1,720,993	3,239,380	1,727,429	06/30/2010
52108H3S1	6,441,029	3,608,579	2,832,450	3,608,579	942,927	06/30/2010
52470UAJ4	470,139	371,968	98,171	371,968	705,000	06/30/2010
55313KAK7	1,186,450	603,064	583,386	603,064	511,459	06/30/2010
59023NAS7	509,783	169,442	340,341	169,442	169,442	06/30/2010
61750CAT4	386,659	300,386	86,273	300,386	350,832	06/30/2010
61750WBD4	150,106	120,699	29,407	120,699	136,556	06/30/2010
69335YAJ5	2,632,954	2,631,479	1,475	2,631,479	1,190,602	06/30/2010
75970QAF7	6,180,351	6,165,261	15,090	6,165,261	3,067,781	06/30/2010
760985YX3	917,631	917,298	333	917,298	180,999	06/30/2010
76110WWJ1	651,460	650,763	697	650,763	650,763	06/30/2010
76111XA60	219,869	164,533	55,336	164,533	164,533	06/30/2010
76111XPF4	1,482,549	1,482,525	24	1,482,525	958,700	06/30/2010
76111XXX6	341,776	278,381	63,395	278,381	278,381	06/30/2010
79548KA73	3,852,829	3,852,502	327	3,852,502	2,069,474	06/30/2010
863576AT1	288,946	258,059	30,887	258,059	258,059	06/30/2010
929227Z66	6,597,439	6,593,172	4,267	6,593,172	4,610,062	06/30/2010
929766D42	2,315,970	2,014,001	301,969	2,014,001	3,081,130	06/30/2010
92976BBV3	1,981,127	1,754,571	226,556	1,754,571	825,900	06/30/2010
92978MAL0	6,459,170	5,667,635	791,535	5,667,635	2,203,832	06/30/2010
92978TAW1	912,432	310,094	602,338	310,094	324,603	06/30/2010
939336Y31	591,862	191,673	400,189	191,673	191,673	06/30/2010
03702WAK0	901,336	846,217	55,119	846,217	163,800	09/30/2010
05946XTX1	97,076	36,779	60,297	36,779	36,779	09/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05948KCC1	$ 2,457,109	$ 2,454,980	$ 2,129	$ 2,454,980	$ 1,864,815	09/30/2010
05948KGK9	5,644,212	5,637,378	6,834	5,637,378	3,627,031	09/30/2010
05948KJX8	4,960,880	4,959,318	1,562	4,959,318	3,209,528	09/30/2010
05948KTP4	1,484,002	1,464,574	19,428	1,464,574	1,464,574	09/30/2010
05949AQL7	6,913,447	6,911,857	1,590	6,911,857	4,405,716	09/30/2010
05949CQD1	7,028,946	7,025,882	3,065	7,025,882	6,610,080	09/30/2010
07324MAF2	1,833,107	1,396,120	436,987	1,396,120	357,102	09/30/2010
07324MAH8	1,127,494	753,783	373,711	753,783	78,372	09/30/2010
07324YAK5	1,033,205	730,253	302,951	730,253	420,492	09/30/2010
07388LAQ3	861,057	766,806	94,251	766,806	963,604	09/30/2010
12513EAU8	7,743,834	5,195,280	2,548,554	5,195,280	3,000,039	09/30/2010
14986DAT7	1,142,533	675,315	467,218	675,315	1,041,873	09/30/2010
14986DAU4	658,935	260,355	398,580	260,355	739,644	09/30/2010
17309BAB3	2,921,148	2,331,794	589,354	2,331,794	1,943,993	09/30/2010
20047NAN2	3,891,086	3,447,842	443,244	3,447,842	3,559,671	09/30/2010
20173QAR2	1,234,810	792,759	442,051	792,759	879,448	09/30/2010
225458RZ3	179,469	113,669	65,801	113,669	315,630	09/30/2010
22545LAT6	212,132	161,272	50,861	161,272	137,033	09/30/2010
225470H22	2,490,925	1,501,709	989,216	1,501,709	667,541	09/30/2010
24763LFY1	464,853	405,394	59,459	405,394	277,440	09/30/2010
30249YAC7	928,590	821,510	107,080	821,510	70,000	09/30/2010
32051GVB8	1,475,156	1,224,159	250,997	1,224,159	1,224,159	09/30/2010
32052UAX1	983,428	139,360	844,069	139,360	139,360	09/30/2010
361849K68	4,886,861	4,140,080	746,781	4,140,080	2,134,556	09/30/2010
361849K84	1,417,161	967,916	449,245	967,916	827,018	09/30/2010
36828QQS8	4,722,738	2,886,895	1,835,843	2,886,895	1,350,415	09/30/2010
46625YBR3	4,984,873	4,041,145	943,728	4,041,145	4,084,059	09/30/2010
46625YDW0	4,024,429	3,910,989	113,440	3,910,989	1,372,045	09/30/2010
46625YNY5	7,708,957	5,427,441	2,281,515	5,427,441	2,392,480	09/30/2010
46627QAA6	1,849,052	720,428	1,128,624	720,428	1,817,355	09/30/2010
46630VAQ5	4,916,541	3,176,271	1,740,271	3,176,271	1,819,895	09/30/2010
46630VAS1	795,922	303,691	492,231	303,691	831,497	09/30/2010
46631BAN5	3,552,290	1,601,873	1,950,417	1,601,873	1,350,706	09/30/2010
501673AA5	7,823,069	7,643,277	179,792	7,643,277	6,985,475	09/30/2010
52108H3R3	3,239,380	3,079,175	160,205	3,079,175	1,808,802	09/30/2010
52108H3S1	3,608,579	3,096,806	511,773	3,096,806	922,856	09/30/2010
57643LRK4	1,595,201	1,580,900	14,301	1,580,900	832,745	09/30/2010
59022HJV5	6,163,822	4,492,159	1,671,663	4,492,159	2,421,887	09/30/2010
59023BAJ3	6,610,785	6,468,587	142,198	6,468,587	3,585,236	09/30/2010
61750CAT4	300,386	265,031	35,355	265,031	365,641	09/30/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

61750WBD4	$ 120,699	$ 90,758	$ 29,941	$ 90,758	$ 118,203	09/30/2010
69335YAJ5	2,621,890	2,618,601	3,289	2,618,601	1,220,855	09/30/2010
74958AAD6	5,978,385	5,977,848	538	5,977,848	5,451,282	09/30/2010
75970QAF7	6,165,261	5,990,156	175,105	5,990,156	3,534,000	09/30/2010
760985XZ9	1,029,985	424,003	605,982	424,003	177,288	09/30/2010
760985YX3	917,298	917,083	214	917,083	183,292	09/30/2010
76111XA60	376,816	117,087	259,729	117,087	117,087	09/30/2010
79548KA73	3,852,502	3,851,756	745	3,851,756	2,308,375	09/30/2010
863576AT1	180,309	178,696	1,614	178,696	178,696	09/30/2010
929227WP7	166,429	118,630	47,800	118,630	4,374	09/30/2010
929227Z66	6,143,586	6,142,145	1,441	6,142,145	4,362,464	09/30/2010
92976BBV3	1,754,571	1,558,689	195,882	1,558,689	972,621	09/30/2010
92978TAW1	310,094	140,244	169,849	140,244	337,741	09/30/2010
94982MAH9	211,734	70,341	141,392	70,341	70,341	09/30/2010
94982MAJ5	246,297	11,878	234,420	11,878	3,353	09/30/2010
03702WAK0	846,217	765,304	80,913	765,304	227,500	12/31/2010
058931BR6	2,372,861	2,035,212	337,649	2,035,212	2,035,212	12/31/2010
05946XTX1	782,843	17,627	765,216	17,627	17,627	12/31/2010
05948KYD5	2,980,670	1,146,902	1,833,768	1,146,902	1,146,902	12/31/2010
05949QBV6	4,844,699	360,042	4,484,657	360,042	360,042	12/31/2010
07324MAF2	1,396,120	1,145,368	250,752	1,145,368	638,792	12/31/2010
07324MAH8	753,783	604,972	148,811	604,972	237,294	12/31/2010
07324SCV2	2,401,515	2,088,844	312,671	2,088,844	1,374,812	12/31/2010
07324YAK5	708,659	587,686	120,973	587,686	413,579	12/31/2010
12513YAK6	2,496,971	1,443,260	1,053,711	1,443,260	1,443,260	12/31/2010
12558MBM3	3,247,227	3,246,368	859	3,246,368	1,697,988	12/31/2010
12669FQF3	248,932	194,676	54,256	194,676	194,676	12/31/2010
14986DAT7	675,316	276,103	399,213	276,103	970,463	12/31/2010
1729734M8	457,557	134,580	322,977	134,580	134,580	12/31/2010
19075CAL7	1,564,519	1,405,971	158,548	1,405,971	1,252,320	12/31/2010
225470BC6	2,512,002	1,908,758	603,244	1,908,758	1,908,758	12/31/2010
225470BE2	1,405,664	811,496	594,168	811,496	811,496	12/31/2010
24763LFY1	395,102	237,201	157,901	237,201	260,771	12/31/2010
30249YAC7	821,511	679,736	141,775	679,736	150,000	12/31/2010
32051GD77	1,759,378	435,593	1,323,785	435,593	435,593	12/31/2010
32051GEF8	69,228	23,366	45,862	23,366	23,366	12/31/2010
32051GNB7	1,370,928	690,671	680,257	690,671	690,671	12/31/2010
32051GVB8	2,591,522	1,216,677	1,374,845	1,216,677	1,216,677	12/31/2010
32052LAT0	845,340	386,404	458,936	386,404	386,404	12/31/2010
32052UAX1	198,000	104,891	93,109	104,891	104,891	12/31/2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

361849K68	$ 4,140,081	$ 3,397,716	$ 742,365	$ 3,397,716	$ 2,132,186	12/31/2010
36185N4T4	2,526,810	2,498,866	27,944	2,498,866	1,470,067	12/31/2010
362341EV7	620,364	350,784	269,580	350,784	350,784	12/31/2010
36242DYN7	502,111	501,388	723	501,388	501,388	12/31/2010
41161PNC3	1,088,687	419,527	669,160	419,527	419,527	12/31/2010
466247HG1	766,300	137,008	629,292	137,008	137,008	12/31/2010
466247ST1	440,254	262,265	177,989	262,265	262,265	12/31/2010
46625YBQ5	371,970	239,957	132,013	239,957	645,469	12/31/2010
46625YBR3	4,041,145	3,411,899	629,246	3,411,899	3,809,170	12/31/2010
46625YDW0	3,910,989	3,385,871	525,118	3,385,871	1,367,837	12/31/2010
46625YRC9	5,802,991	3,582,883	2,220,108	3,582,883	3,582,883	12/31/2010
46625YSU8	2,453,973	2,031,513	422,460	2,031,513	2,031,513	12/31/2010
46629PAJ7	224,525	208,317	16,208	208,317	208,317	12/31/2010
501673AA5	7,128,339	7,123,086	5,253	7,123,086	6,660,438	12/31/2010
50179MAR2	2,412,499	1,485,782	926,717	1,485,782	2,147,855	12/31/2010
52108H3R3	3,079,175	2,854,698	224,477	2,854,698	1,154,094	12/31/2010
52520MGD9	798,362	415,414	382,948	415,414	551,928	12/31/2010
55313KAK7	603,064	157,312	445,752	157,312	467,689	12/31/2010
57643LRK4	1,554,982	1,195,982	359,000	1,195,982	844,168	12/31/2010
59022HEA6	3,006,376	2,888,705	117,671	2,888,705	1,795,782	12/31/2010
59022HEB4	2,758,100	2,612,095	146,005	2,612,095	1,386,249	12/31/2010
59022HJV5	3,595,170	2,424,054	1,171,116	2,424,054	2,424,054	12/31/2010
59023NAS7	889,189	-	889,189	-	51,488	12/31/2010
61750WBD4	90,758	44,566	46,192	44,566	66,506	12/31/2010
749577AA0	20,177,132	20,091,722	85,410	20,091,722	18,676,820	12/31/2010
74958AAD6	5,977,847	5,925,044	52,803	5,925,044	5,460,000	12/31/2010
74958YAA0	5,031,438	4,966,566	64,872	4,966,566	4,431,025	12/31/2010
75970QAF7	5,990,156	5,410,463	579,693	5,410,463	3,273,302	12/31/2010
76111XA60	1,399,254	60,304	1,338,950	60,304	60,304	12/31/2010
76111XXX6	555,787	272,945	282,842	272,945	272,945	12/31/2010
863576AT1	1,011,402	365,193	646,209	365,193	365,193	12/31/2010
929227WP7	117,689	116,577	1,112	116,577	4,443	12/31/2010
9297663A9	5,554,741	4,028,914	1,525,827	4,028,914	1,224,167	12/31/2010
92976BBV3	1,153,698	820,878	332,820	820,878	820,878	12/31/2010
92978PAR0	835,535	648,835	186,700	648,835	970,875	12/31/2010
94982MAH9	293,093	62,028	231,065	62,028	62,028	12/31/2010
94982MAJ5	11,382	-	11,382	-	3,648	12/31/2010
94983JAJ1	1,002,072	349,065	653,007	349,065	349,065	12/31/2010
52470LAL9	6,985,639	1,400,193	5,585,446	1,400,193	1,750,000	09/30/2009
22545MAP2	1,159,551	288,142	871,409	288,142	573,973	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

52470UAJ4	$ 4,688,325	$ 470,139	$ 4,218,186	$ 470,139	$ 470,000	09/30/2009
92977QAQ1	5,174,207	1,630,057	3,544,150	1,630,057	686,376	09/30/2009
14986DAU4	1,709,398	1,304,079	405,319	1,304,079	667,264	09/30/2009
982512AD7	3,000,000	270,000	2,730,000	270,000	270,000	09/30/2009
939336Y31	2,026,129	1,259,088	767,041	1,259,088	317,326	09/30/2009
62940HAG0	60	-	60	-	77,866	09/30/2009
92978PAR0	1,230,854	1,022,472	208,382	1,022,472	427,024	09/30/2009
46630JBN8	2,659,534	1,547,406	1,112,128	1,547,406	466,082	09/30/2009
00011#AA1	4,212,719	2,105,098	2,107,621	2,105,098	2,106,360	09/30/2009
94985JBM1	9,858,656	7,806,976	2,051,680	7,806,976	7,900,000	09/30/2009
52520MGD9	8,418,688	6,465,075	1,953,613	6,465,075	1,342,816	09/30/2009
982512AC9	2,000,000	240,000	1,760,000	240,000	240,000	09/30/2009
92922FXB9	1,056,201	819,717	236,484	819,717	226,047	09/30/2009
61750CAT4	422,293	386,659	35,634	386,659	285,233	09/30/2009
46630VAS1	3,514,501	2,430,615	1,083,886	2,430,615	1,178,095	09/30/2009
12666CAF0	1,137,783	108,140	1,029,643	108,140	108,140	09/30/2009
07388LAQ3	3,688,803	2,664,161	1,024,642	2,664,161	670,209	09/30/2009
92922FHE1	5,909,853	4,959,175	950,678	4,959,175	4,238,455	09/30/2009
92978TAW1	2,259,889	1,534,166	725,723	1,534,166	431,440	09/30/2009
94983NAN3	3,823,387	3,108,005	715,382	3,108,005	1,264,882	09/30/2009
929766RC9	986,883	286,139	700,744	286,139	294,110	09/30/2009
760985XZ9	1,118,083	422,713	695,370	422,713	422,713	09/30/2009
41161PNC3	4,145,640	4,145,606	34	4,145,606	780,989	09/30/2009
32052LAT0	2,609,333	2,105,917	503,416	2,105,917	582,883	09/30/2009
126670ZM3	5,000,000	4,522,872	477,128	4,522,872	1,131,355	09/30/2009
362341EV7	1,873,949	1,449,004	424,945	1,449,004	644,672	09/30/2009
04544PAE9	5,500,000	5,078,219	421,781	5,078,219	1,932,007	09/30/2009
14986DAT7	5,019,721	4,640,950	378,771	4,640,950	836,312	09/30/2009
32052UAX1	2,215,022	1,840,129	374,893	1,840,129	331,534	09/30/2009
76113ABJ9	5,000,000	4,652,571	347,429	4,652,571	1,507,580	09/30/2009
07325NBR2	3,000,000	2,661,291	338,709	2,661,291	205,926	09/30/2009
45254TTZ7	4,000,000	3,680,351	319,649	3,680,351	1,296,632	09/30/2009
92922FVM7	1,528,813	1,214,899	313,914	1,214,899	866,598	09/30/2009
12669GJK8	3,912,446	3,640,807	271,639	3,640,807	1,668,658	09/30/2009
05949AF47	1,701,838	1,452,385	249,453	1,452,385	403,640	09/30/2009
22545LAT6	481,914	439,326	42,588	439,326	129,012	09/30/2009
81744FGG6	3,235,863	3,017,797	218,066	3,017,797	858,741	09/30/2009
760985XY2	1,823,208	1,612,669	210,539	1,612,669	788,427	09/30/2009
83611MDJ4	1,435,961	1,238,822	197,139	1,238,822	1,238,822	09/30/2009
07324SCV2	2,936,189	2,751,255	184,934	2,751,255	1,256,524	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

81744FHQ3	$ 2,014,843	$ 1,832,170	$ 182,673	$ 1,832,170	$ 586,803	09/30/2009
92978PAQ2	450,685	274,574	176,111	274,574	71,175	09/30/2009
07324MAF2	2,000,001	1,833,107	166,894	1,833,107	240,000	09/30/2009
161546HE9	8,046,825	7,882,684	164,141	7,882,684	3,986,115	09/30/2009
59020UNG6	3,116,869	2,958,347	158,522	2,958,347	1,244,393	09/30/2009
94982MAJ5	431,149	281,054	150,095	281,054	41,812	09/30/2009
83611MMK1	4,310,134	4,165,753	144,381	4,165,753	3,213,951	09/30/2009
61750WBD4	732,301	592,726	139,575	592,726	152,259	09/30/2009
17307GVL9	7,996,278	7,862,741	133,537	7,862,741	4,750,552	09/30/2009
05947U5C8	3,710,081	3,607,910	102,171	3,607,910	3,243,545	09/30/2009
57643LRK4	2,000,000	1,907,872	92,128	1,907,872	963,306	09/30/2009
058931BR6	11,371,571	11,283,550	88,021	11,283,550	1,973,481	09/30/2009
393505QZ8	3,816,034	3,729,647	86,387	3,729,647	2,983,040	09/30/2009
921796HD3	2,746,710	2,668,591	78,119	2,668,591	2,410,776	09/30/2009
07324MAH8	1,202,000	1,127,494	74,506	1,127,494	72,120	09/30/2009
70069FGB7	3,000,000	2,926,370	73,630	2,926,370	1,984,218	09/30/2009
30249YAC7	1,000,000	928,590	71,410	928,590	80,000	09/30/2009
07324YAK5	1,221,964	1,155,619	66,345	1,155,619	360,113	09/30/2009
86359BW98	2,000,000	1,934,091	65,909	1,934,091	1,109,004	09/30/2009
05949QBV6	9,345,379	9,281,254	64,125	9,281,254	2,695,278	09/30/2009
05946XGG2	14,811,796	14,750,498	61,298	14,750,498	10,657,216	09/30/2009
05948KDT3	7,338,265	7,281,442	56,823	7,281,442	4,117,024	09/30/2009
55265KZT9	2,663,503	2,607,377	56,126	2,607,377	1,235,036	09/30/2009
05948KRR2	6,003,719	5,948,027	55,692	5,948,027	2,965,353	09/30/2009
05948KTP4	2,450,491	2,396,695	53,796	2,396,695	2,396,695	09/30/2009
73316PAJ9	2,963,570	2,911,805	51,765	2,911,805	1,290,531	09/30/2009
949760AY8	2,000,521	1,951,714	48,807	1,951,714	1,107,708	09/30/2009
05948KDV8	1,589,017	1,543,043	45,974	1,543,043	294,134	09/30/2009
12667FD44	1,000,000	956,557	43,443	956,557	412,204	09/30/2009
94983QAL0	9,761,307	9,718,494	42,813	9,718,494	8,200,000	09/30/2009
05948KHW2	1,368,202	1,326,345	41,857	1,326,345	538,017	09/30/2009
294751FA5	3,732,993	3,691,195	41,798	3,691,195	1,645,545	09/30/2009
05948KCU1	4,934,707	4,893,451	41,256	4,893,451	2,892,012	09/30/2009
05948KDU0	3,365,059	3,324,479	40,580	3,324,479	1,399,368	09/30/2009
32027NNS6	1,894,230	1,853,732	40,498	1,853,732	1,059,058	09/30/2009
12669FXC2	2,231,806	2,192,100	39,706	2,192,100	622,285	09/30/2009
86359BV81	1,332,327	1,293,683	38,644	1,293,683	796,625	09/30/2009
32051GD77	4,057,716	4,020,725	36,991	4,020,725	457,353	09/30/2009
80382UAT0	1,382,139	1,346,185	35,954	1,346,185	639,116	09/30/2009
94983HAE6	6,949,595	6,916,514	33,081	6,916,514	6,481,074	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

161546GN0	$ 1,585,814	$ 1,552,789	$ 33,025	$ 1,552,789	$ 661,209	09/30/2009
05946XGH0	1,661,356	1,628,896	32,460	1,628,896	1,628,896	09/30/2009
73316PBB5	2,959,275	2,927,866	31,409	2,927,866	752,340	09/30/2009
05948KGM5	1,283,048	1,252,179	30,869	1,252,179	426,357	09/30/2009
36242DSU8	3,995,581	3,965,466	30,115	3,965,466	1,964,400	09/30/2009
36228FC61	2,466,883	2,438,890	27,993	2,438,890	1,619,877	09/30/2009
000780GM2	1,529,671	1,501,780	27,891	1,501,780	1,286,499	09/30/2009
32051GWZ4	3,793,221	3,765,374	27,847	3,765,374	1,607,941	09/30/2009
05948XDK4	2,064,327	2,039,416	24,911	2,039,416	1,612,303	09/30/2009
05948KJZ3	1,003,980	979,169	24,811	979,169	378,811	09/30/2009
05948KCC1	2,662,512	2,637,954	24,558	2,637,954	1,923,238	09/30/2009
76111XA60	3,419,200	3,394,730	24,470	3,394,730	504,814	09/30/2009
79548KA73	3,877,304	3,853,161	24,143	3,853,161	2,114,452	09/30/2009
05948KGL7	2,728,102	2,704,923	23,179	2,704,923	1,423,328	09/30/2009
172973YG8	1,778,018	1,755,723	22,295	1,755,723	1,253,287	09/30/2009
05948KHV4	2,903,736	2,882,005	21,731	2,882,005	1,314,819	09/30/2009
05948XUE9	9,079,088	9,057,459	21,629	9,057,459	6,666,364	09/30/2009
863576AT1	2,654,654	2,633,856	20,798	2,633,856	782,459	09/30/2009
12669FQF3	886,171	865,747	20,424	865,747	189,734	09/30/2009
76111XJA2	1,168,979	1,149,017	19,962	1,149,017	590,151	09/30/2009
05948XUF6	4,159,336	4,139,391	19,945	4,139,391	2,735,553	09/30/2009
75970QAF7	6,200,000	6,180,351	19,649	6,180,351	2,819,369	09/30/2009
59023NAS7	210,356	190,791	19,565	190,791	190,791	09/30/2009
1729734M8	2,110,476	2,092,667	17,809	2,092,667	217,727	09/30/2009
172973D89	1,200,206	1,182,572	17,634	1,182,572	570,730	09/30/2009
126673ZW5	6,892,709	6,875,193	17,516	6,875,193	1,428,106	09/30/2009
73316PGL8	3,097,204	3,081,154	16,050	3,081,154	1,011,781	09/30/2009
36242DNF6	1,916,862	1,900,875	15,987	1,900,875	753,653	09/30/2009
863576CV4	13,336,016	13,321,409	14,607	13,321,409	3,879,489	09/30/2009
126673DR0	5,504,724	5,490,616	14,108	5,490,616	2,961,121	09/30/2009
05948KNU9	3,517,370	3,505,447	11,923	3,505,447	1,546,716	09/30/2009
05946XTX1	1,272,012	1,260,090	11,922	1,260,090	320,030	09/30/2009
05948KHU6	6,776,820	6,764,966	11,854	6,764,966	4,227,900	09/30/2009
172973UY3	3,291,891	3,280,044	11,847	3,280,044	1,556,863	09/30/2009
76111XXX6	2,108,395	2,096,980	11,415	2,096,980	203,201	09/30/2009
12498NAB9	3,869,708	3,858,572	11,136	3,858,572	2,985,682	09/30/2009
76111XFN8	1,178,532	1,168,989	9,543	1,168,989	624,489	09/30/2009
05948KYD5	1,144,187	1,134,648	9,539	1,134,648	1,134,648	09/30/2009
9292275R3	4,623,774	4,614,688	9,086	4,614,688	3,566,745	09/30/2009
05949AYP9	1,481,161	1,472,139	9,022	1,472,139	264,908	09/30/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

126673P48	$ 3,698,052	$ 3,689,072	$ 8,980	$ 3,689,072	$ 897,646	09/30/2009
32051DL75	1,471,427	1,462,462	8,965	1,462,462	932,952	09/30/2009
05948KJY6	2,341,037	2,334,051	6,986	2,334,051	1,186,638	09/30/2009
126673JE3	2,928,643	2,921,722	6,921	2,921,722	913,718	09/30/2009
73316PCK4	1,213,795	1,207,016	6,779	1,207,016	545,252	09/30/2009
05948KST7	2,634,023	2,627,244	6,779	2,627,244	878,384	09/30/2009
04542BMW9	986,607	979,876	6,731	979,876	261,633	09/30/2009
73316PBA7	3,400,239	3,393,581	6,658	3,393,581	1,616,222	09/30/2009
04542BMV1	2,961,218	2,955,282	5,936	2,955,282	1,272,742	09/30/2009
76110WC87	2,782,895	2,776,966	5,929	2,776,966	1,207,355	09/30/2009
05946XFK4	2,305,673	2,299,746	5,927	2,299,746	1,380,840	09/30/2009
126673NF5	2,449,935	2,444,100	5,835	2,444,100	624,503	09/30/2009
76112BHZ6	4,500,508	4,495,205	5,303	4,495,205	967,537	09/30/2009
17309BAB3	4,460,319	4,455,085	5,234	4,455,085	2,760,754	09/30/2009
05948KVF3	1,895,405	1,890,433	4,972	1,890,433	652,633	09/30/2009
126673GC0	1,886,987	1,882,217	4,770	1,882,217	399,302	09/30/2009
76110WC79	1,987,831	1,983,803	4,028	1,983,803	989,420	09/30/2009
161546HW9	1,826,923	1,824,265	2,658	1,824,265	486,507	09/30/2009
17307GPH5	2,793,950	2,791,540	2,410	2,791,540	1,158,195	09/30/2009
12558MBM3	3,741,659	3,739,287	2,372	3,739,287	1,208,716	09/30/2009
126673ZZ8	918,957	916,600	2,357	916,600	101,071	09/30/2009
760985YX3	921,902	919,948	1,954	919,948	174,201	09/30/2009
000780KJ4	2,704,947	2,703,042	1,905	2,703,042	1,481,815	09/30/2009
76110WVS2	948,581	946,805	1,776	946,805	433,727	09/30/2009
55265KN62	4,216,252	4,214,523	1,729	4,214,523	3,158,209	09/30/2009
49436PAD7	8,114	6,463	1,651	6,463	18,750	09/30/2009
03072SQW8	2,411,577	2,410,465	1,112	2,410,465	324,128	09/30/2009
05948X5C1	1,329,548	1,329,210	338	1,329,210	494,543	09/30/2009
05949CQD1	7,029,101	7,028,946	155	7,028,946	6,117,840	09/30/2009
294751EL2	688,089	687,939	150	687,939	189,294	09/30/2009
76111XPF4	1,582,656	1,582,626	30	1,582,626	1,026,600	09/30/2009
52520MGD9	6,457,436	802,118	5,655,318	802,118	1,007,185	12/31/2009
05950VAV2	2,347,277	-	2,347,277	-	1,720,809	12/31/2009
19075CAL7	6,588,882	1,712,054	4,876,828	1,712,054	872,746	12/31/2009
12666CAF0	3,956,428	109,455	3,846,973	109,455	109,455	12/31/2009
92977QAQ1	1,630,057	1,214,832	415,225	1,214,832	803,782	12/31/2009
46630JBN8	2,507,276	-	2,507,276	-	521,355	12/31/2009
14986DAU4	1,304,079	1,020,551	283,528	1,020,551	692,779	12/31/2009
46625YWL3	3,850,659	190,383	3,660,276	190,383	960,272	12/31/2009
20173QAR2	5,017,973	1,584,996	3,432,977	1,584,996	724,486	12/31/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

92978TAM3	$ 3,382,212	$ 384,005	$ 2,998,207	$ 384,005	$ 701,486	12/31/2009
939336Y31	591,631	331,868	259,763	331,868	331,868	12/31/2009
039279AD6	2,913,397	93,038	2,820,359	93,038	462,400	12/31/2009
92978PAR0	1,022,473	835,535	186,938	835,535	657,536	12/31/2009
46629YAR0	1,812,715	-	1,812,715	-	881,574	12/31/2009
50179MAR2	6,120,728	2,412,499	3,708,229	2,412,499	984,643	12/31/2009
92976UAE0	787,206	-	787,206	-	776,158	12/31/2009
55313KAK7	3,111,989	1,186,450	1,925,539	1,186,450	529,488	12/31/2009
46630VAS1	2,430,615	1,597,543	833,072	1,597,543	965,910	12/31/2009
14986DAT7	4,640,950	3,137,985	1,502,965	3,137,985	828,309	12/31/2009
92922FXB9	328,528	210,089	118,439	210,089	210,089	12/31/2009
46629MAU9	5,229,909	3,788,101	1,441,808	3,788,101	984,955	12/31/2009
76111XA60	1,724,371	505,901	1,218,470	505,901	505,901	12/31/2009
92978TAW1	1,534,165	1,044,074	490,091	1,044,074	298,409	12/31/2009
46630EAP5	1,784,701	-	1,784,701	-	1,427,915	12/31/2009
12513YAS9	977,144	707,933	269,211	707,933	463,176	12/31/2009
929766TU7	3,005,384	2,020,496	984,888	2,020,496	1,228,252	12/31/2009
929766RC9	286,139	30,699	255,440	30,699	397,716	12/31/2009
03927PAG3	967,933	26,498	941,435	26,498	102,500	12/31/2009
83611MDJ4	1,920,970	1,287,577	633,393	1,287,577	1,287,577	12/31/2009
32052UAX1	657,866	335,246	322,620	335,246	335,246	12/31/2009
36242D7Y3	4,616,450	3,994,454	621,996	3,994,454	1,528,751	12/31/2009
03927PAE8	4,025,740	3,513,463	512,277	3,513,463	1,061,813	12/31/2009
161546HW9	932,751	433,836	498,915	433,836	433,836	12/31/2009
126670ZM3	4,522,872	4,521,697	1,175	4,521,697	1,733,065	12/31/2009
04544PAE9	5,078,219	5,045,815	32,404	5,045,815	1,741,718	12/31/2009
05948KVF3	1,082,955	637,052	445,903	637,052	637,052	12/31/2009
81744FHQ3	521,191	268,780	252,411	268,780	268,780	12/31/2009
12669GJK8	3,586,261	3,542,023	44,238	3,542,023	1,408,487	12/31/2009
92978PAQ2	274,574	136,922	137,652	136,922	74,128	12/31/2009
04542BMW9	492,332	228,941	263,391	228,941	228,941	12/31/2009
81744FGG6	1,336,150	1,331,444	4,706	1,331,444	1,331,444	12/31/2009
76111J6G4	1,299,758	1,093,144	206,614	1,093,144	583,775	12/31/2009
59020UNG6	1,221,083	1,215,962	5,121	1,215,962	1,215,962	12/31/2009
12667FD44	956,556	853,903	102,653	853,903	415,403	12/31/2009
32051GD77	515,097	411,794	103,303	411,794	411,794	12/31/2009
12669FXC2	2,158,004	2,069,445	88,559	2,069,445	509,396	12/31/2009
05946XGG2	14,568,401	14,508,165	60,236	14,508,165	10,355,641	12/31/2009
393505QZ8	3,834,016	3,729,647	104,369	3,729,647	3,185,172	12/31/2009
86359BW98	1,934,092	1,928,966	5,126	1,928,966	1,194,206	12/31/2009

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND
2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS (CONTINUED)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

05946XGH0	$ 1,146,994	$ 1,114,628	$ 32,366	$ 1,114,628	$ 1,114,628	12/31/2009
05948KTP4	1,352,946	1,351,720	1,226	1,351,720	1,351,720	12/31/2009
94983QAL0	9,718,495	9,708,975	9,520	9,708,975	8,800,000	12/31/2009
73316PBB5	815,103	801,523	13,580	801,523	801,523	12/31/2009
80382UAT0	1,174,916	1,171,632	3,284	1,171,632	570,286	12/31/2009
000780AX4	1,332,875	1,297,611	35,264	1,297,611	463,084	12/31/2009
94984EAD4	8,881,011	8,849,306	31,705	8,849,306	8,212,374	12/31/2009
69335YAJ5	2,700,687	2,670,388	30,299	2,670,388	1,128,164	12/31/2009
94982FAS0	7,801,857	7,775,269	26,588	7,775,269	2,712,794	12/31/2009
05948KCC1	2,598,158	2,598,122	36	2,598,122	1,855,173	12/31/2009
79548KA73	3,853,161	3,852,829	332	3,852,829	2,101,269	12/31/2009
863576AT1	307,409	305,817	1,592	305,817	305,817	12/31/2009
05948KHV4	1,285,785	1,285,647	138	1,285,647	1,285,647	12/31/2009
94982QAE7	1,824,206	1,805,617	18,589	1,805,617	1,805,617	12/31/2009
1729734M8	232,824	232,362	462	232,362	232,362	12/31/2009
863576CV4	3,816,873	3,813,277	3,596	3,813,277	3,813,277	12/31/2009
05948KHU6	6,663,738	6,659,494	4,244	6,659,494	4,099,059	12/31/2009
466247HF3	324,064	309,427	14,637	309,427	309,427	12/31/2009
73316PBS8	7,374,627	7,360,511	14,116	7,360,511	3,870,072	12/31/2009
73316PCL2	249,414	235,528	13,886	235,528	235,528	12/31/2009
05948KYD5	1,124,112	1,120,866	3,246	1,120,866	1,120,866	12/31/2009
05948KST7	867,584	865,700	1,884	865,700	865,700	12/31/2009
73316PBA7	3,393,581	3,391,850	1,731	3,391,850	1,559,969	12/31/2009
466247HG1	298,770	297,709	1,061	297,709	297,709	12/31/2009
05948X5C1	1,290,122	1,290,072	50	1,290,072	468,637	12/31/2009
74041AAD5	10,000,249	6,900,249	3,100,000	6,900,249	2,912,500	12/31/2009
Total	$ 3,207,854,633	$ 2,555,666,406	$ 652,188,244	$ 2,555,666,406	$ 2,060,302,724

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex Four, Regatta Flex II, Regatta Choice II, Sun Life Financial Master Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters B Share, and Sun Life Financial Masters I Share Contracts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account, AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B Sub-Account, AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account, AllianceBernstein VPS Small/Mid Cap Value Fund (Class B) Sub-Account, BlackRock Global Allocation V.I. Fund (Class III) Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 1 Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account, Columbia Variable Portfolio - Marsico Growth Fund Class 1 Sub-Account, Columbia Variable Portfolio - Marsico Growth Fund Class 2 Sub-Account, Columbia Variable Portfolio - Marsico International Opportunities Fund Class 2 Sub-Account, Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Franklin Mutual Shares Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund Class 4 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Global Bond Securities Class 4 Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Huntington VA Balanced Fund Sub-Account, Huntington VA Dividend Capture Sub-Account, Huntington VA Growth Sub-Account, Huntington VA Income Equity Sub-Account, Huntington VA International Equity Sub-Account, Huntington VA Macro 100 Sub-Account, Huntington VA Mid Corp America Fund Sub-Account, Huntington VA Mortgage Securities Sub-Account, Huntington VA New Economy Fund Sub-Account, Huntington VA Real Strategies Fund Sub-Account, Huntington VA Rotating Markets Sub-Account, Huntington VA Situs Fund Sub-Account, Invesco V.I. International Growth Fund II Sub-Account, Invesco Van Kampen V.I. American Value Fund (Series II) Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund II Sub-Account, JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account, JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account, Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account, Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account, Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account, MFS Growth Portfolio Initial Class Sub-Account, MFS Growth Portfolio Service Class Sub-Account, MFS VIT I Growth Series Initial Class Sub-Account, MFS VIT I Growth Series Service Class Sub-Account, MFS VIT I Mid Cap Growth Series Initial Class Sub-Account, MFS VIT I Mid Cap Growth Series Service Class Sub-Account, MFS VIT I New Discovery Series Service Class Sub-Account, MFS VIT I Research Bond Series Service Class Sub-Account, MFS VIT I Research Series Service Class Sub-Account, MFS VIT I Value Series Initial Class Sub-Account, MFS VIT I Value Series Service Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account, MFS VIT II Bond Portfolio I Class Sub-Account, MFS VIT II Bond Portfolio S Class Sub-Account, MFS VIT II Core Equity Portfolio I Class Sub-Account, MFS VIT II Core Equity Portfolio S Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Global Governments Portfolio I Class Sub-Account, MFS VIT II Global Governments Portfolio S Class Sub-Account, MFS VIT II Global Growth Portfolio I Class Sub-Account, MFS VIT II Global Growth Portfolio S Class Sub-Account, MFS VIT II Global Research Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio S Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio Initial Class Sub-Account, MFS VIT II High Yield Portfolio Service Class Sub-Account, MFS VIT II International Growth Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II International Value Portfolio I Class Sub-Account, MFS VIT II International Value Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account, MFS VIT II Money Market Portfolio Initial Class Sub-Account, MFS VIT II Money Market Portfolio Service Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio S Class Sub-Account, MFS VIT II Research International Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Strategic Income Portfolio I Class Sub-Account, MFS VIT II Strategic Income Portfolio S Class Sub-Account, MFS VIT II Technology Portfolio I Class Sub-Account, MFS VIT II Technology Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT III Blended Research Small Cap Portfolio Service Class Sub-Account, MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account, MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account, MFS VIT III Global Real Estate Portfolio Service Class Sub-Account, MFS VIT III Growth Allocation Portfolio Service Class Sub-Account, MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account, MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account, MFS VIT III Limited Maturity Portfolio Service Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account, MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account, MFS VIT III New Discovery Value Portfolio Service Class Sub-Account, Morgan Stanley UIF Growth Portfolio Class II Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Service Shares) Sub-Account, PIMCO Equity Series Pathfinder Portfolio Advisor Class Sub-Account, PIMCO VIT All Asset Portfolio Admin Class Sub-Account, PIMCO VIT All Asset Portfolio Advisor Class Sub-Account, PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account, PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, Putnam VT Absolute Return 500 Fund Class IB Sub-Account, Putnam VT Equity Income Fund Class IB Sub-Account, SC AllianceBernstein International Value (Service Class) Sub-Account, SC BlackRock International Index Fund (Service Class) Sub-Account, SC BlackRock Large Cap Index Fund (Service Class) Sub-Account, SC Davis Venture Value Fund (Service Class) Sub-Account, SC Invesco Small Cap Growth Service Class Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account, SC PIMCO High Yield Fund (Service Class) Sub-Account, SC PIMCO Total Return (Service Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account, SC WMC Large Cap Growth Fund (Service Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account, Sun Capital Money Market Fund (Service Class) Sub-Account, Wanger Select Fund Sub-Account, Wanger USA Sub-Account, and Wells Fargo Advantage VT Total Return Bond Fund Class 2 Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2012, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2012, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012
Assets:	Shares	Cost	Value
Investments at fair value:
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AVB)	4,913,490	$ 51,667,060	$ 59,011,011
AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AAA)	5,167,168	50,820,851	54,255,262
AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account (AN4)	518,402	8,403,060	8,792,098
AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account (IVB)	4,953,095	55,406,962	63,597,746
AllianceBernstein VPS Small/Mid Cap Value Fund (Class B) Sub-Account (AAU)	90,419	1,528,201	1,589,559
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (9XX)	55,002,764	747,080,720	788,739,643
Columbia Variable Portfolio - Marsico 21st Century Fund Class 1 Sub-Account (NMT)	3,485	40,442	41,258
Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account (MCC)	9,131,471	83,933,347	106,746,900
Columbia Variable Portfolio - Marsico Growth Fund Class 1 Sub-Account (NNG)	1,203	21,595	26,696
Columbia Variable Portfolio - Marsico Growth Fund Class 2 Sub-Account (CMG)	1,321,816	24,027,056	29,317,888
Columbia Variable Portfolio - Marsico International Opportunities Fund Class 2 Sub-Account (NMI)	637,336	8,858,636	9,865,957
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (CSC)	1,002	15,581	15,387
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	5,660,801	81,343,432	87,912,238
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	8,714,999	170,059,168	226,589,977
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F10)	512,421	5,038,089	5,687,870
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (F15)	2,521,541	24,811,051	28,165,613
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F20)	3,315,435	32,300,429	37,000,260
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	5,159,031	134,545,927	154,667,762
First Eagle Overseas Variable Fund Sub-Account (SGI)	16,446,113	411,643,388	464,767,142
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account (S17)	5,702,229	34,385,914	48,525,970
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	8,050,226	111,671,034	121,316,903
Franklin Templeton VIP Franklin Income Securities Fund Class 4 Sub-Account (AAZ)	164,168	2,401,655	2,515,056
Franklin Templeton VIP Franklin Mutual Shares Securities Fund Class 4 Sub-Account (BBC)	8,427	131,770	145,875
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account (FVS)	2,160,009	31,640,703	39,376,958
Franklin Templeton VIP Franklin Small Cap Value Securities Fund Class 4 Sub-Account (BBA)	34,877	548,470	643,132
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	2,728,153	33,747,762	35,029,483
Franklin Templeton VIP Franklin Strategic Income Securities Fund Class 4 Sub-Account (BBB)	29,033	365,913	378,585
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	13,825,734	182,390,687	238,079,142
Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account (TDM)	4,243,334	34,032,130	44,555,009
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	13,379,610	156,352,905	192,265,002
Franklin Templeton VIP Templeton Global Bond Securities Class 4 Sub-Account (AAX)	208,134	3,981,420	4,125,222
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	2,644,267	25,685,999	31,651,870
Huntington VA Balanced Fund Sub-Account (HBF)	1,155,351	14,957,371	16,579,285
Huntington VA Dividend Capture Sub-Account (HVD)	420,059	3,801,723	4,528,237
Huntington VA Growth Sub-Account (HVG)	101,985	727,002	848,512
Huntington VA Income Equity Sub-Account (HVI)	110,666	799,598	1,062,389
Huntington VA International Equity Sub-Account (HVE)	349,433	4,529,048	4,972,427
Huntington VA Macro 100 Sub-Account (HVM)	8,531	67,433	82,921
Huntington VA Mid Corp America Fund Sub-Account (HVC)	91,393	1,408,262	1,690,777
Huntington VA Mortgage Securities Sub-Account (HVS)	741,596	8,694,304	8,869,495
Huntington VA Real Strategies Fund Sub-Account (HRS)	282,464	2,349,794	2,457,433

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Huntington VA Rotating Markets Sub-Account (HVR)	112,203	$ 1,213,187	$ 1,394,690
Huntington VA Situs Fund Sub-Account (HSS)	280,230	3,672,541	5,102,981
Invesco V.I. International Growth Fund II Sub-Account (AI8)	6,276	177,680	186,262
Invesco Van Kampen V.I. American Value Fund (Series II) Sub-Account (VKC)	413,232	5,383,747	6,119,962
Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account (VLC)	1,871,935	21,018,500	24,746,978
Invesco Van Kampen V.I. Equity and Income Fund II Sub-Account (VKU)	3,832,378	51,698,423	57,677,285
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (AAY)	758,768	8,808,832	8,892,765
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (AAM)	68,392	1,170,247	1,199,600
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (LRE)	2,760,131	57,195,776	61,330,118
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (LA9)	3,042,564	40,770,754	40,131,422
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (LAV)	2,392,144	37,936,228	42,125,655
MFS VIT I Growth Series Initial Class Sub-Account (FFL)	4,393,042	123,544,313	126,651,411
MFS VIT I Growth Series Service Class Sub-Account (TEG)	614,167	17,009,734	17,350,232
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (FFJ)	2,904,904	18,389,114	19,056,172
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (FFK)	6,539,366	40,730,217	41,721,158
MFS VIT I New Discovery Series Service Class Sub-Account (TND)	884,106	12,802,733	13,270,438
MFS VIT I Research Bond Series Service Class Sub-Account (AAN)	68,251,730	907,706,441	907,748,014
MFS VIT I Research Series Service Class Sub-Account (FFN)	10,129,728	217,282,280	219,815,097
MFS VIT I Value Series Initial Class Sub-Account (FFO)	18,342,431	262,479,910	264,131,005
MFS VIT I Value Series Service Class Sub-Account (FFP)	911,551	12,880,930	12,962,256
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	7,891,715	220,263,063	285,285,505
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MFL)	3,394,637	93,956,712	121,969,290
MFS VIT II Bond Portfolio I Class Sub-Account (BDS)	7,571,967	81,839,222	93,589,512
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	13,615,393	154,940,411	166,516,251
MFS VIT II Core Equity Portfolio I Class Sub-Account (RGS)	5,935,225	91,240,464	95,675,830
MFS VIT II Core Equity Portfolio S Class Sub-Account (RG1)	2,487,249	33,091,690	39,795,981
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (EME)	2,292,724	33,806,070	35,743,574
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	2,187,313	33,073,252	33,553,376
MFS VIT II Global Governments Portfolio I Class Sub-Account (GGS)	2,094,614	22,635,312	23,103,587
MFS VIT II Global Governments Portfolio S Class Sub-Account (GG1)	206,658	2,201,527	2,246,375
MFS VIT II Global Growth Portfolio I Class Sub-Account (GGR)	3,046,184	38,848,963	54,709,456
MFS VIT II Global Growth Portfolio S Class Sub-Account (GG2)	172,059	2,560,304	3,078,129
MFS VIT II Global Research Portfolio I Class Sub-Account (RES)	5,522,480	88,962,301	112,437,690
MFS VIT II Global Research Portfolio S Class Sub-Account (RE1)	577,498	8,866,665	11,694,333
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (GTR)	4,560,310	67,927,021	69,681,534
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (GT2)	61,837,590	871,274,008	933,129,242
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	11,372,280	148,468,059	153,412,050
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	27,284,616	359,916,235	365,341,009
MFS VIT II High Yield Portfolio Initial Class Sub-Account (HYS)	15,299,941	83,126,074	92,564,643

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II High Yield Portfolio Service Class Sub-Account (MFC)	16,518,824	$ 88,224,390	$ 98,947,754
MFS VIT II International Growth Portfolio I Class Sub-Account (IGS)	3,942,159	50,870,016	51,839,392
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	1,775,254	20,998,595	23,167,068
MFS VIT II International Value Portfolio I Class Sub-Account (MII)	2,599,180	43,584,739	45,095,771
MFS VIT II International Value Portfolio S Class Sub-Account (MI1)	8,573,482	121,718,983	146,949,483
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	24,214,235	241,487,902	323,744,323
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (M1B)	3,410,572	33,146,637	45,258,285
MFS VIT II Money Market Portfolio Initial Class Sub-Account (MMS)	86,275,177	86,275,177	86,275,177
MFS VIT II Money Market Portfolio Service Class Sub-Account (MM1)	273,742,972	273,742,972	273,742,972
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	3,463,437	48,643,322	57,735,492
MFS VIT II New Discovery Portfolio S Class Sub-Account (M1A)	3,632,015	42,997,454	58,257,518
MFS VIT II Research International Portfolio I Class Sub-Account (RIS)	2,366,282	37,298,379	32,228,762
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	6,311,819	73,383,190	84,957,090
MFS VIT II Strategic Income Portfolio I Class Sub-Account (SIS)	4,074,719	38,095,676	41,521,383
MFS VIT II Strategic Income Portfolio S Class Sub-Account (SI1)	837,279	7,870,862	8,481,632
MFS VIT II Technology Portfolio I Class Sub-Account (TEC)	1,641,207	10,043,813	13,014,770
MFS VIT II Technology Portfolio S Class Sub-Account (TE1)	160,460	979,438	1,233,938
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	24,274,112	423,687,139	437,662,242
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	33,341,008	538,420,778	595,136,987
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	6,221,796	134,574,961	151,438,505
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	4,406,402	89,619,543	106,106,149
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	7,640,755	113,223,093	104,907,569
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	13,098,686	151,739,728	178,142,124
MFS VIT III Blended Research Small Cap Portfolio Service Class Sub-Account (VSC)	8,034,442	70,124,850	107,500,831
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (6XX)	76,771,877	870,498,076	905,908,146
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (SC3)	296,933	2,799,933	3,726,504
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (SRE)	7,528,784	69,498,007	105,026,544
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (8XX)	46,170,550	502,339,557	517,571,863
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (5XX)	25,262,744	278,577,122	283,700,615
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (SDC)	45,507,998	466,070,642	468,277,301
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (S15)	16,450,218	169,202,648	169,108,240
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (SGC)	5,721,236	44,214,774	50,060,819
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (S13)	3,369,771	30,330,021	29,350,708
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (7XX)	151,572,942	1,760,973,861	1,847,674,158
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (2XX)	1,244,393	11,671,131	10,950,659
Morgan Stanley UIF Growth Portfolio Class II Sub-Account (AAW)	31,821	720,384	684,152
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	1,253,316	14,726,833	13,335,284
Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account (OBV)	1,033,453	10,031,432	12,783,812
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	511,866	17,799,008	22,859,927
Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account (OGG)	837,557	21,382,204	27,011,227
Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account (OMG)	14,573,760	250,401,189	346,564,004
Oppenheimer Main Street Small- & Mid-Cap Fund/VA (Service Shares) Sub-Account (OMS)	413,620	6,122,247	8,255,859

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
PIMCO Equity Series Pathfinder Portfolio Advisor Class Sub-Account (AAQ)	3,625	$ 35,949	$ 38,756
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (PRA)	2,048,907	22,817,645	23,316,562
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (AAP)	1,937,655	21,249,043	22,244,284
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (BBD)	161,391	1,200,405	1,163,627
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (PCR)	9,771,911	78,661,647	69,673,725
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	1,763,883	24,183,988	27,022,687
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (BBE)	42,248	587,907	647,237
PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account (6TT)	86,062,384	1,075,113,636	1,098,156,025
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	6,826,390	88,405,480	97,276,054
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	29,273,365	321,380,051	338,107,365
Putnam VT Absolute Return 500 Fund Class IB Sub-Account (AAR)	705,617	7,006,739	7,077,333
Putnam VT Equity Income Fund Class IB Sub-Account (AAS)	170,003	2,546,988	2,672,455
Wanger Select Fund Sub-Account (WTF)	19,067	345,624	525,113
Wanger USA Sub-Account (USC)	1,920	60,582	64,970
Wells Fargo Advantage VT Total Return Bond Fund Class 2 Sub-Account (AAL)	2,416,667	25,609,347	26,148,333

Total investments		15,762,400,569	17,101,960,383

Total assets		$ 15,762,400,569	$ 17,101,960,383

Liabilities:
Payable to Sponsor			$ 7,356,147

Total liabilities			7,356,147

Net assets			$ 17,094,604,236

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
		Value Applicable to Owners of Deferred Variable Annuity	Reserve for	Total
	Units	Contracts	Variable Annuities	Value
Net Assets:

AVB	5,475,295	$ 59,011,011	$ -	$ 59,011,011
AAA	5,428,829	54,255,262	-	54,255,262
AN4	1,093,270	8,792,098	-	8,792,098
IVB	9,822,886	63,597,746	-	63,597,746
AAU	127,943	1,562,471	26,469	1,588,940
9XX	59,518,591	788,628,860	110,618	788,739,478
NMT	3,484	41,258	-	41,258
MCC	11,724,482	106,732,769	11,641	106,744,410
NNG	2,170	26,696	-	26,696
CMG	2,686,650	29,265,944	50,758	29,316,702
NMI	801,506	9,865,957	-	9,865,957
CSC	1,184	15,387	-	15,387
FVB	7,507,371	87,912,238	-	87,912,238
FL1	20,321,365	226,488,684	100,564	226,589,248
F10	453,269	5,687,870	-	5,687,870
F15	2,213,373	28,165,613	-	28,165,613
F20	2,941,746	37,000,260	-	37,000,260
FVM	12,996,921	154,659,708	5,799	154,665,507
SGI	37,860,350	464,760,244	6,078	464,766,322
S17	4,517,904	48,525,970	-	48,525,970
ISC	10,438,756	121,278,303	37,531	121,315,834
AAZ	219,490	2,515,056	-	2,515,056
BBC	12,309	145,875	-	145,875
FVS	1,751,017	39,373,014	1,738	39,374,752
BBA	50,191	643,132	-	643,132
SIC	2,573,447	35,029,483	-	35,029,483
BBB	33,907	378,585	-	378,585
FMS	14,648,890	238,075,291	1,675	238,076,966
TDM	2,973,922	44,552,028	2,211	44,554,239
FTI	10,512,459	192,181,289	74,906	192,256,195
AAX	372,598	4,125,222	-	4,125,222
FTG	1,891,734	31,651,870	-	31,651,870
HBF	1,240,009	16,579,285	-	16,579,285
HVD	396,553	4,528,237	-	4,528,237
HVG	105,576	848,512	-	848,512
HVI	113,189	1,062,389	-	1,062,389
HVE	599,889	4,972,427	-	4,972,427
HVM	8,808	82,921	-	82,921
HVC	159,752	1,690,777	-	1,690,777
HVS	771,336	8,869,495	-	8,869,495
HRS	349,676	2,457,433	-	2,457,433

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
		Value Applicable to Owners of Deferred Variable Annuity	Reserve for	Total
	Units	Contracts	Variable Annuities	Value
Net Assets (continued):

HVR	155,429	$ 1,394,690	$ -	$ 1,394,690
HSS	437,852	5,102,981	-	5,102,981
AI8	16,040	186,262	-	186,262
VKC	497,553	6,119,962	-	6,119,962
VLC	2,455,811	24,746,978	-	24,746,978
VKU	4,842,609	57,677,285	-	57,677,285
AAY	858,794	8,892,765	-	8,892,765
AAM	100,716	1,199,600	-	1,199,600
LRE	5,713,464	61,330,118	-	61,330,118
LA9	2,655,359	40,114,680	15,628	40,130,308
LAV	2,764,087	42,125,655	-	42,125,655
FFL	8,715,181	125,745,969	612,252	126,358,221
TEG	1,067,867	17,340,354	9,153	17,349,507
FFJ	3,355,284	18,987,176	58,724	19,045,900
FFK	3,042,637	41,709,602	9,824	41,719,426
TND	1,253,717	13,264,225	6,300	13,270,525
AAN	85,754,971	907,620,017	124,194	907,744,211
FFN	21,332,345	219,802,272	13,217	219,815,489
FFO	25,592,147	264,031,830	95,374	264,127,204
FFP	1,256,681	12,962,256	-	12,962,256
MIT	15,937,014	282,950,697	1,318,106	284,268,803
MFL	7,733,934	121,912,270	53,421	121,965,691
BDS	4,392,042	92,770,231	580,476	93,350,707
MF7	9,751,262	166,516,251	-	166,516,251
RGS	6,563,929	95,280,294	239,476	95,519,770
RG1	3,536,923	39,795,981	-	39,795,981
EME	1,170,564	35,285,024	290,192	35,575,216
EM1	1,981,331	33,547,172	6,117	33,553,289
GGS	1,121,650	22,956,872	72,692	23,029,564
GG1	136,568	2,240,968	5,333	2,246,301
GGR	2,365,951	54,217,264	300,292	54,517,556
GG2	179,854	3,074,678	1,521	3,076,199
RES	6,184,482	111,276,903	734,290	112,011,193
RE1	804,018	11,694,232	-	11,694,232
GTR	2,816,638	68,643,581	592,850	69,236,431
GT2	83,848,269	933,129,242	-	933,129,242
GSS	7,678,114	152,741,614	524,337	153,265,951
MFK	27,316,157	365,018,603	281,226	365,299,829
HYS	4,001,907	91,408,088	576,196	91,984,284
MFC	5,322,383	98,860,934	73,407	98,934,341

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
		Value Applicable to Owners of Deferred Variable Annuity	Reserve for	Total
	Units	Contracts	Variable Annuities	Value
Net Assets (continued):

IGS	2,783,903	$ 51,555,691	$ 181,160	$ 51,736,851
IG1	1,795,206	23,157,615	9,319	23,166,934
MII	1,880,504	44,558,796	395,945	44,954,741
MI1	13,665,036	146,939,666	7,505	146,947,171
MIS	27,774,564	321,173,445	2,286,691	323,460,136
M1B	3,365,777	45,240,445	17,034	45,257,479
MMS	6,985,878	84,598,159	1,136,554	85,734,713
MM1	28,245,079	273,522,430	210,950	273,733,380
NWD	3,463,596	57,555,242	107,552	57,662,794
M1A	2,886,757	58,215,972	38,132	58,254,104
RIS	2,040,223	32,138,949	87,146	32,226,095
RI1	4,445,030	84,929,141	25,978	84,955,119
SIS	2,221,728	41,374,267	147,697	41,521,964
SI1	494,514	8,481,632	-	8,481,632
TEC	2,237,212	12,919,264	87,141	13,006,405
TE1	97,822	1,233,938	-	1,233,938
TRS	17,540,875	432,647,253	3,419,332	436,066,585
MFJ	38,375,398	594,814,897	291,302	595,106,199
UTS	4,597,504	150,128,855	791,695	150,920,550
MFE	2,966,844	106,106,149	-	106,106,149
MVS	5,477,388	104,122,261	672,939	104,795,200
MV1	10,162,634	178,115,989	24,592	178,140,581
VSC	10,479,693	107,481,268	17,041	107,498,309
6XX	68,401,135	905,908,146	-	905,908,146
SC3	187,171	3,723,422	1,899	3,725,321
SRE	7,508,053	105,000,971	23,270	105,024,241
8XX	34,834,038	517,571,863	-	517,571,863
5XX	21,679,451	283,700,615	-	283,700,615
SDC	45,178,189	468,205,267	64,725	468,269,992
S15	16,475,522	169,094,114	13,803	169,107,917
SGC	4,163,118	50,042,575	14,633	50,057,208
S13	2,464,431	29,350,708	-	29,350,708
7XX	130,451,076	1,846,666,013	972,419	1,847,638,432
2XX	774,792	10,950,659	-	10,950,659
AAW	66,327	684,152	-	684,152
VKM	1,086,854	13,335,284	-	13,335,284
OBV	1,556,840	12,783,812	-	12,783,812
OCA	1,492,800	22,855,019	3,119	22,858,138
OGG	1,669,066	27,011,227	-	27,011,227
OMG	22,420,942	346,458,301	93,590	346,551,891

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
		Value Applicable to Owners of Deferred Variable Annuity	Reserve for	Total
	Units	Contracts	Variable Annuities	Value
Net Assets (continued):

OMS	385,170	$ 8,255,859	$ -	$ 8,255,859
AAQ	3,537	38,756	-	38,756
PRA	1,672,848	23,316,562	-	23,316,562
AAP	1,970,809	22,244,284	-	22,244,284
BBD	123,399	1,163,627	-	1,163,627
PCR	6,600,955	69,667,645	5,941	69,673,586
PMB	954,608	26,992,052	29,940	27,021,992
BBE	55,383	647,237	-	647,237
6TT	90,852,198	1,097,648,613	505,268	1,098,153,881
PRR	5,645,895	97,276,054	-	97,276,054
PTR	20,657,880	338,006,282	84,445	338,090,727
AAR	687,110	7,077,333	-	7,077,333
AAS	212,723	2,672,455	-	2,672,455
WTF	37,543	525,113	-	525,113
USC	4,820	64,970	-	64,970
AAL	2,389,154	26,148,333	-	26,148,333

Total net assets		$ 17,075,810,893	$ 18,793,343	$ 17,094,604,236

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

	AVB	AAA	AN4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,122,818	$ 64,895	$ 129,244

Expenses:
Mortality and expense risk charges	(859,334)	(690,993)	(134,424)
Distribution and administrative expense charges	(103,120)	(82,919)	(16,131)
Net investment income (loss)	160,364	(709,017)	(21,311)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,328,756	48,202	163,001
Realized gain distributions	-	29,952	-
Net realized gains (losses)	2,328,756	78,154	163,001

Net change in unrealized appreciation (depreciation)	3,976,713	3,433,744	1,063,094

Net realized and change in unrealized gains (losses)	6,305,469	3,511,898	1,226,095

Increase (decrease) from operations	$ 6,465,833	$ 2,802,881	$ 1,204,784

	IVB	AAU	9XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 871,615	$ 3,246	$ 11,507,505

Expenses:
Mortality and expense risk charges	(983,197)	(14,872)	(11,612,806)
Distribution and administrative expense charges	(117,984)	(1,785)	(1,393,537)
Net investment income (loss)	(229,566)	(13,411)	(1,498,838)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,349,872	3,802	13,855,216
Realized gain distributions	-	35,900	2,592,815
Net realized gains (losses)	2,349,872	39,702	16,448,031

Net change in unrealized appreciation (depreciation)	6,161,231	59,189	47,154,788

Net realized and change in unrealized gains (losses)	8,511,103	98,891	63,602,819

Increase (decrease) from operations	$ 8,281,537	$ 85,480	$ 62,103,981

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	NMT	MCC	NNG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 197

Expenses:
Mortality and expense risk charges	(601)	(1,682,991)	(416)
Distribution and administrative expense charges	(72)	(201,959)	(50)
Net investment income (loss)	(673)	(1,884,950)	(269)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(488)	(1,095,310)	76
Realized gain distributions	-	-	-
Net realized gains (losses)	(488)	(1,095,310)	76

Net change in unrealized appreciation (depreciation)	4,865	13,205,888	2,694

Net realized and change in unrealized gains (losses)	4,377	12,110,578	2,770

Increase (decrease) from operations	$ 3,704	$ 10,225,628	$ 2,501

	CMG	NMI	CSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 148,749	$ 96,127	$ 43

Expenses:
Mortality and expense risk charges	(474,377)	(161,986)	(226)
Distribution and administrative expense charges	(56,925)	(19,438)	(27)
Net investment income (loss)	(382,553)	(85,297)	(210)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,869,542	583,433	(174)
Realized gain distributions	-	-	686
Net realized gains (losses)	2,869,542	583,433	512

Net change in unrealized appreciation (depreciation)	452,696	1,121,912	1,043

Net realized and change in unrealized gains (losses)	3,322,238	1,705,345	1,555

Increase (decrease) from operations	$ 2,939,685	$ 1,620,048	$ 1,345

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	FVB	FL1	F10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,297,151	$ 2,477,561	$ 92,939

Expenses:
Mortality and expense risk charges	(1,251,119)	(3,413,024)	(89,453)
Distribution and administrative expense charges	(150,134)	(409,563)	(10,734)
Net investment income (loss)	(104,102)	(1,345,026)	(7,248)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,551,876	19,278,522	234,170
Realized gain distributions	4,159,898	-	79,744
Net realized gains (losses)	8,711,774	19,278,522	313,914

Net change in unrealized appreciation (depreciation)	1,477,953	12,847,970	218,444

Net realized and change in unrealized gains (losses)	10,189,727	32,126,492	532,358

Increase (decrease) from operations	$ 10,085,625	$ 30,781,466	$ 525,110

	F15	F20	FVM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 488,196	$ 653,186	$ 596,814

Expenses:
Mortality and expense risk charges	(425,445)	(571,999)	(2,383,624)
Distribution and administrative expense charges	(51,053)	(68,640)	(286,035)
Net investment income (loss)	11,698	12,547	(2,072,845)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	279,202	(269,681)	2,165,870
Realized gain distributions	495,337	442,657	12,381,321
Net realized gains (losses)	774,539	172,976	14,547,191

Net change in unrealized appreciation (depreciation)	1,910,427	3,858,316	7,232,838

Net realized and change in unrealized gains (losses)	2,684,966	4,031,292	21,780,029

Increase (decrease) from operations	$ 2,696,664	$ 4,043,839	$ 19,707,184

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	SGI	S17	ISC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 3,456,922	$ 1,371,173	$ 7,662,619

Expenses:
Mortality and expense risk charges	(6,943,210)	(738,394)	(1,769,646)
Distribution and administrative expense charges	(833,185)	(88,607)	(212,358)
Net investment income (loss)	(4,319,473)	544,172	5,680,615

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,495,780	1,764,062	3,434,871
Realized gain distributions	25,350,764	-	-
Net realized gains (losses)	37,846,544	1,764,062	3,434,871

Net change in unrealized appreciation (depreciation)	24,657,705	3,954,939	3,034,072

Net realized and change in unrealized gains (losses)	62,504,249	5,719,001	6,468,943

Increase (decrease) from operations	$ 58,184,776	$ 6,263,173	$ 12,149,558

	AAZ	BBC	FVS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 154,991	$ 2,843	$ 302,468

Expenses:
Mortality and expense risk charges	(33,022)	(1,821)	(610,337)
Distribution and administrative expense charges	(3,963)	(218)	(73,240)
Net investment income (loss)	118,006	804	(381,109)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,653	2,312	3,245,320
Realized gain distributions	-	-	-
Net realized gains (losses)	13,653	2,312	3,245,320

Net change in unrealized appreciation (depreciation)	89,355	12,508	3,311,021

Net realized and change in unrealized gains (losses)	103,008	14,820	6,556,341

Increase (decrease) from operations	$ 221,014	$ 15,624	$ 6,175,232

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	BBA	SIC	BBB
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,044	$ 2,426,195	$ 22,225

Expenses:
Mortality and expense risk charges	(8,339)	(524,929)	(4,244)
Distribution and administrative expense charges	(1,001)	(62,992)	(509)
Net investment income (loss)	(5,296)	1,838,274	17,472

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,699	686,083	776
Realized gain distributions	-	40,776	381
Net realized gains (losses)	9,699	726,859	1,157

Net change in unrealized appreciation (depreciation)	90,727	1,047,542	12,152

Net realized and change in unrealized gains (losses)	100,426	1,774,401	13,309

Increase (decrease) from operations	$ 95,130	$ 3,612,675	$ 30,781

	FMS	TDM	FTI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,032,889	$ 661,761	$ 6,399,398

Expenses:
Mortality and expense risk charges	(3,673,477)	(709,495)	(3,179,357)
Distribution and administrative expense charges	(440,817)	(85,139)	(381,523)
Net investment income (loss)	918,595	(132,873)	2,838,518

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(134,007)	(401,357)	(20,030,110)
Realized gain distributions	-	-	-
Net realized gains (losses)	(134,007)	(401,357)	(20,030,110)

Net change in unrealized appreciation (depreciation)	28,175,340	6,065,172	49,374,773

Net realized and change in unrealized gains (losses)	28,041,333	5,663,815	29,344,663

Increase (decrease) from operations	$ 28,959,928	$ 5,530,942	$ 32,183,181

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	AAX	FTG	HBF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 120,807	$ 623,559	$ 245,725

Expenses:
Mortality and expense risk charges	(30,481)	(471,726)	(230,994)
Distribution and administrative expense charges	(3,658)	(56,607)	(27,719)
Net investment income (loss)	86,668	95,226	(12,988)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,488	(1,423,057)	252,627
Realized gain distributions	3,108	-	72,138
Net realized gains (losses)	5,596	(1,423,057)	324,765

Net change in unrealized appreciation (depreciation)	143,163	7,040,177	957,410

Net realized and change in unrealized gains (losses)	148,759	5,617,120	1,282,175

Increase (decrease) from operations	$ 235,427	$ 5,712,346	$ 1,269,187

	HVD	HVG	HVI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 173,502	$ 2,997	$ 40,710

Expenses:
Mortality and expense risk charges	(63,614)	(11,447)	(15,448)
Distribution and administrative expense charges	(7,634)	(1,374)	(1,854)
Net investment income (loss)	102,254	(9,824)	23,408

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	242,670	21,596	60,960
Realized gain distributions	-	-	-
Net realized gains (losses)	242,670	21,596	60,960

Net change in unrealized appreciation (depreciation)	74,135	58,070	12,330

Net realized and change in unrealized gains (losses)	316,805	79,666	73,290

Increase (decrease) from operations	$ 419,059	$ 69,842	$ 96,698

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	HVE	HVM	HVC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 59,047	$ 486	$ 4,260

Expenses:
Mortality and expense risk charges	(72,236)	(1,173)	(23,179)
Distribution and administrative expense charges	(8,668)	(141)	(2,781)
Net investment income (loss)	(21,857)	(828)	(21,700)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	232,617	2,027	108,134
Realized gain distributions	-	-	86,737
Net realized gains (losses)	232,617	2,027	194,871

Net change in unrealized appreciation (depreciation)	395,879	5,872	(9,101)

Net realized and change in unrealized gains (losses)	628,496	7,899	185,770

Increase (decrease) from operations	$ 606,639	$ 7,071	$ 164,070

	HVS	HVN1	HRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 215,180	$ -	$ 5,772

Expenses:
Mortality and expense risk charges	(120,591)	(1,989)	(35,732)
Distribution and administrative expense charges	(14,471)	(239)	(4,288)
Net investment income (loss)	80,118	(2,228)	(34,248)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	76,492	101,329	70,212
Realized gain distributions	-	-	11,630
Net realized gains (losses)	76,492	101,329	81,842

Net change in unrealized appreciation (depreciation)	1,729	(25,483)	32,670

Net realized and change in unrealized gains (losses)	78,221	75,846	114,512

Increase (decrease) from operations	$ 158,339	$ 73,618	$ 80,264
1These Sub-Accounts were closed and merged into new or existing Sub-Accounts during 2012 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2012.  See note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	HVR	HSS	AI8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 22,717	$ -	$ 997

Expenses:
Mortality and expense risk charges	(19,767)	(72,748)	(1,093)
Distribution and administrative expense charges	(2,372)	(8,730)	(131)
Net investment income (loss)	578	(81,478)	(227)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	54,717	512,074	(452)
Realized gain distributions	-	-	-
Net realized gains (losses)	54,717	512,074	(452)

Net change in unrealized appreciation (depreciation)	23,426	595,082	8,834

Net realized and change in unrealized gains (losses)	78,143	1,107,156	8,382

Increase (decrease) from operations	$ 78,721	$ 1,025,678	$ 8,155

	VKC	VLC	VKU
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 37,776	$ 372,887	$ 1,010,337

Expenses:
Mortality and expense risk charges	(94,967)	(365,970)	(805,749)
Distribution and administrative expense charges	(11,396)	(43,916)	(96,690)
Net investment income (loss)	(68,587)	(36,999)	107,898

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	436,590	2,503,503	1,079,546
Realized gain distributions	-	-	-
Net realized gains (losses)	436,590	2,503,503	1,079,546

Net change in unrealized appreciation (depreciation)	574,660	1,327,601	4,359,262

Net realized and change in unrealized gains (losses)	1,011,250	3,831,104	5,438,808

Increase (decrease) from operations	$ 942,663	$ 3,794,105	$ 5,546,706

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	AAY	AAM	LRE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 120,792	$ 6,004	$ 940,419

Expenses:
Mortality and expense risk charges	(75,184)	(9,933)	(913,648)
Distribution and administrative expense charges	(9,022)	(1,192)	(109,638)
Net investment income (loss)	36,586	(5,121)	(82,867)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15,221	(29,916)	3,003,120
Realized gain distributions	-	-	682,756
Net realized gains (losses)	15,221	(29,916)	3,685,876

Net change in unrealized appreciation (depreciation)	78,384	28,784	7,891,581

Net realized and change in unrealized gains (losses)	93,605	(1,132)	11,577,457

Increase (decrease) from operations	$ 130,191	$ (6,253)	$ 11,494,590

	LA9	LAV	EGS1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 236,041	$ 59,441

Expenses:
Mortality and expense risk charges	(653,684)	(694,660)	(1,055,646)
Distribution and administrative expense charges	(78,442)	(83,359)	(126,677)
Net investment income (loss)	(732,126)	(541,978)	(1,122,882)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(460,179)	2,397,414	50,126,204
Realized gain distributions	2,215,316	682,645	-
Net realized gains (losses)	1,755,137	3,080,059	50,126,204

Net change in unrealized appreciation (depreciation)	4,035,361	1,488,505	(32,397,343)

Net realized and change in unrealized gains (losses)	5,790,498	4,568,564	17,728,861

Increase (decrease) from operations	$ 5,058,372	$ 4,026,586	$ 16,605,979

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	MFF1	FFL	TEG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ -

Expenses:
Mortality and expense risk charges	(107,796)	(609,481)	(68,707)
Distribution and administrative expense charges	(12,936)	(73,138)	(8,245)
Net investment income (loss)	(120,732)	(682,619)	(76,952)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,357,631	91,748	24,675
Realized gain distributions	-	-	-
Net realized gains (losses)	3,357,631	91,748	24,675

Net change in unrealized appreciation (depreciation)	(1,858,098)	3,107,098	340,498

Net realized and change in unrealized gains (losses)	1,499,533	3,198,846	365,173

Increase (decrease) from operations	$ 1,378,801	$ 2,516,227	$ 288,221

	FFJ	FFK	TND
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ -

Expenses:
Mortality and expense risk charges	(93,380)	(85,478)	(12,844)
Distribution and administrative expense charges	(11,206)	(10,257)	(1,541)
Net investment income (loss)	(104,586)	(95,735)	(14,385)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15,144	20,828	3,655
Realized gain distributions	-	-	-
Net realized gains (losses)	15,144	20,828	3,655

Net change in unrealized appreciation (depreciation)	667,058	990,941	467,705

Net realized and change in unrealized gains (losses)	682,202	1,011,769	471,360

Increase (decrease) from operations	$ 577,616	$ 916,034	$ 456,975

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	AAN	FFN	FFO
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 144,221	$ -	$ -

Expenses:
Mortality and expense risk charges	(926,385)	(214,061)	(269,058)
Distribution and administrative expense charges	(111,166)	(25,687)	(32,287)
Net investment income (loss)	(893,330)	(239,748)	(301,345)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	86,968	14,507	27,168
Realized gain distributions	36,313	-	-
Net realized gains (losses)	123,281	14,507	27,168

Net change in unrealized appreciation (depreciation)	26,624	2,532,817	1,651,095

Net realized and change in unrealized gains (losses)	149,905	2,547,324	1,678,263

Increase (decrease) from operations	$ (743,425)	$ 2,307,576	$ 1,376,918

	FFP	MIT	MFL
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 4,933,157	$ 1,785,930

Expenses:
Mortality and expense risk charges	(12,621)	(3,758,071)	(2,022,092)
Distribution and administrative expense charges	(1,515)	(450,968)	(242,651)
Net investment income (loss)	(14,136)	724,118	(478,813)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,463	10,753,228	2,321,826
Realized gain distributions	-	-	-
Net realized gains (losses)	1,463	10,753,228	2,321,826

Net change in unrealized appreciation (depreciation)	81,326	26,950,875	14,941,342

Net realized and change in unrealized gains (losses)	82,789	37,704,103	17,263,168

Increase (decrease) from operations	$ 68,653	$ 38,428,221	$ 16,784,355

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	BDS	MF7	RGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,494,659	$ 7,480,382	$ 750,404

Expenses:
Mortality and expense risk charges	(1,177,003)	(2,357,922)	(1,258,024)
Distribution and administrative expense charges	(141,240)	(282,951)	(150,963)
Net investment income (loss)	3,176,416	4,839,509	(658,583)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,413,929	4,526,470	(1,263,863)
Realized gain distributions	-	-	-
Net realized gains (losses)	2,413,929	4,526,470	(1,263,863)

Net change in unrealized appreciation (depreciation)	2,936,535	4,655,088	15,285,372

Net realized and change in unrealized gains (losses)	5,350,464	9,181,558	14,021,509

Increase (decrease) from operations	$ 8,526,880	$ 14,021,067	$ 13,362,926

	RG1	EME	EM1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 205,976	$ 398,224	$ 304,917

Expenses:
Mortality and expense risk charges	(572,088)	(469,574)	(511,772)
Distribution and administrative expense charges	(68,651)	(56,349)	(61,413)
Net investment income (loss)	(434,763)	(127,699)	(268,268)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,251,343	(3,217,230)	(186,532)
Realized gain distributions	-	1,498,322	1,457,188
Net realized gains (losses)	2,251,343	(1,718,908)	1,270,656

Net change in unrealized appreciation (depreciation)	3,223,664	7,697,619	4,216,161

Net realized and change in unrealized gains (losses)	5,475,007	5,978,711	5,486,817

Increase (decrease) from operations	$ 5,040,244	$ 5,851,012	$ 5,218,549

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	GGS	GG1	GGR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 714,594	$ 60,052	$ 395,989

Expenses:
Mortality and expense risk charges	(314,474)	(33,782)	(700,023)
Distribution and administrative expense charges	(37,737)	(4,054)	(84,003)
Net investment income (loss)	362,383	22,216	(388,037)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	209,765	49,262	3,139,130
Realized gain distributions	-	-	-
Net realized gains (losses)	209,765	49,262	3,139,130

Net change in unrealized appreciation (depreciation)	(750,677)	(98,526)	6,472,790

Net realized and change in unrealized gains (losses)	(540,912)	(49,264)	9,611,920

Increase (decrease) from operations	$ (178,529)	$ (27,048)	$ 9,223,883

	GG2	RES	RE1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 15,385	$ 1,794,119	$ 158,256

Expenses:
Mortality and expense risk charges	(47,424)	(1,434,243)	(173,214)
Distribution and administrative expense charges	(5,691)	(172,109)	(20,786)
Net investment income (loss)	(37,730)	187,767	(35,744)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	167,709	3,065,876	637,091
Realized gain distributions	-	-	-
Net realized gains (losses)	167,709	3,065,876	637,091

Net change in unrealized appreciation (depreciation)	382,139	12,958,955	1,136,523

Net realized and change in unrealized gains (losses)	549,848	16,024,831	1,773,614

Increase (decrease) from operations	$ 512,118	$ 16,212,598	$ 1,737,870

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	GTR	GT2	GSS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,353,421	$ 16,272,083	$ 4,978,382

Expenses:
Mortality and expense risk charges	(901,129)	(13,081,392)	(2,019,613)
Distribution and administrative expense charges	(108,136)	(1,569,767)	(242,354)
Net investment income (loss)	344,156	1,620,924	2,716,415

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,630,286)	3,995,407	2,654,069
Realized gain distributions	-	-	1,408,980
Net realized gains (losses)	(1,630,286)	3,995,407	4,063,049

Net change in unrealized appreciation (depreciation)	6,799,075	60,288,697	(5,047,711)

Net realized and change in unrealized gains (losses)	5,168,789	64,284,104	(984,662)

Increase (decrease) from operations	$ 5,512,945	$ 65,905,028	$ 1,731,753

	MFK	HYS	MFC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 10,676,606	$ 6,131,036	$ 4,499,893

Expenses:
Mortality and expense risk charges	(5,595,847)	(1,151,000)	(1,117,130)
Distribution and administrative expense charges	(671,502)	(138,120)	(134,056)
Net investment income (loss)	4,409,257	4,841,916	3,248,707

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,689,669	1,689,107	3,279,450
Realized gain distributions	3,295,229	-	-
Net realized gains (losses)	7,984,898	1,689,107	3,279,450

Net change in unrealized appreciation (depreciation)	(10,113,595)	4,744,262	1,975,511

Net realized and change in unrealized gains (losses)	(2,128,697)	6,433,369	5,254,961

Increase (decrease) from operations	$ 2,280,560	$ 11,275,285	$ 8,503,668

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	IGS	IG1	MII
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 522,025	$ 180,120	$ 703,071

Expenses:
Mortality and expense risk charges	(676,618)	(349,294)	(581,946)
Distribution and administrative expense charges	(81,194)	(41,915)	(69,834)
Net investment income (loss)	(235,787)	(211,089)	51,291

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,684,701)	(260,949)	(1,350,849)
Realized gain distributions	-	-	-
Net realized gains (losses)	(3,684,701)	(260,949)	(1,350,849)

Net change in unrealized appreciation (depreciation)	12,733,313	4,499,986	7,517,261

Net realized and change in unrealized gains (losses)	9,048,612	4,239,037	6,166,412

Increase (decrease) from operations	$ 8,812,825	$ 4,027,948	$ 6,217,703

	MI1	MIS	M1B
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 2,164,105	$ 1,352,911	$ 59,095

Expenses:
Mortality and expense risk charges	(2,354,812)	(4,188,235)	(713,352)
Distribution and administrative expense charges	(282,577)	(502,588)	(85,602)
Net investment income (loss)	(473,284)	(3,337,912)	(739,859)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,710,450)	12,387,867	2,118,772
Realized gain distributions	-	-	-
Net realized gains (losses)	(4,710,450)	12,387,867	2,118,772

Net change in unrealized appreciation (depreciation)	25,903,129	38,925,130	5,437,176

Net realized and change in unrealized gains (losses)	21,192,679	51,312,997	7,555,948

Increase (decrease) from operations	$ 20,719,395	$ 47,975,085	$ 6,816,089

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	MCS1	MC11	MMS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 7

Expenses:
Mortality and expense risk charges	(166,493)	(99,729)	(1,096,844)
Distribution and administrative expense charges	(19,979)	(11,967)	(131,621)
Net investment income (loss)	(186,472)	(111,696)	(1,228,458)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,372,697	3,389,220	(5)
Realized gain distributions	-	-	-
Net realized gains (losses)	3,372,697	3,389,220	(5)

Net change in unrealized appreciation (depreciation)	(987,298)	(2,114,137)	-

Net realized and change in unrealized gains (losses)	2,385,399	1,275,083	(5)

Increase (decrease) from operations	$ 2,198,927	$ 1,163,387	$ (1,228,463)

	MM1	NWD	M1A
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 8	$ -	$ -

Expenses:
Mortality and expense risk charges	(1,917,489)	(766,406)	(937,450)
Distribution and administrative expense charges	(230,099)	(91,969)	(112,494)
Net investment income (loss)	(2,147,580)	(858,375)	(1,049,944)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11)	1,376,392	3,705,701
Realized gain distributions	-	5,541,403	6,031,937
Net realized gains (losses)	(11)	6,917,795	9,737,638

Net change in unrealized appreciation (depreciation)	-	4,289,234	2,319,685

Net realized and change in unrealized gains (losses)	(11)	11,207,029	12,057,323

Increase (decrease) from operations	$ (2,147,591)	$ 10,348,654	$ 11,007,379

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	RIS	RI1	SIS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 694,736	$ 1,713,271	$ 2,108,141

Expenses:
Mortality and expense risk charges	(426,352)	(1,353,198)	(507,871)
Distribution and administrative expense charges	(51,162)	(162,384)	(60,945)
Net investment income (loss)	217,222	197,689	1,539,325

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,942,732)	(9,502,774)	108,198
Realized gain distributions	-	-	-
Net realized gains (losses)	(2,942,732)	(9,502,774)	108,198

Net change in unrealized appreciation (depreciation)	7,225,766	21,674,933	1,668,943

Net realized and change in unrealized gains (losses)	4,283,034	12,172,159	1,777,141

Increase (decrease) from operations	$ 4,500,256	$ 12,369,848	$ 3,316,466

	SI1	TEC	TE1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 474,302	$ -	$ -

Expenses:
Mortality and expense risk charges	(131,137)	(194,181)	(20,743)
Distribution and administrative expense charges	(15,736)	(23,302)	(2,489)
Net investment income (loss)	327,429	(217,483)	(23,232)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	245,828	1,356,958	157,964
Realized gain distributions	-	-	-
Net realized gains (losses)	245,828	1,356,958	157,964

Net change in unrealized appreciation (depreciation)	198,331	632,920	35,911

Net realized and change in unrealized gains (losses)	444,159	1,989,878	193,875

Increase (decrease) from operations	$ 771,588	$ 1,772,395	$ 170,643

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	TRS	MFJ	UTS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 11,520,126	$ 14,478,203	$ 7,036,110

Expenses:
Mortality and expense risk charges	(5,593,666)	(9,404,025)	(1,950,165)
Distribution and administrative expense charges	(671,240)	(1,128,483)	(234,020)
Net investment income (loss)	5,255,220	3,945,695	4,851,925

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	704,223	(12,545,748)	7,434,570
Realized gain distributions	-	-	-
Net realized gains (losses)	704,223	(12,545,748)	7,434,570

Net change in unrealized appreciation (depreciation)	36,245,628	64,307,994	5,787,625

Net realized and change in unrealized gains (losses)	36,949,851	51,762,246	13,222,195

Increase (decrease) from operations	$ 42,205,071	$ 55,707,941	$ 18,074,120

	MFE	MVS	MV1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,972,337	$ 1,962,945	$ 2,979,344

Expenses:
Mortality and expense risk charges	(1,687,391)	(1,394,842)	(2,822,011)
Distribution and administrative expense charges	(202,487)	(167,381)	(338,641)
Net investment income (loss)	3,082,459	400,722	(181,308)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,074,786	(4,871,425)	1,548,571
Realized gain distributions	-	5,084,984	9,048,342
Net realized gains (losses)	8,074,786	213,559	10,596,913

Net change in unrealized appreciation (depreciation)	1,609,239	14,048,886	14,931,597

Net realized and change in unrealized gains (losses)	9,684,025	14,262,445	25,528,510

Increase (decrease) from operations	$ 12,766,484	$ 14,663,167	$ 25,347,202

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	VSC	6XX	SC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 378,255	$ 23,868,158	$ 40,738

Expenses:
Mortality and expense risk charges	(1,654,494)	(13,389,334)	(65,236)
Distribution and administrative expense charges	(198,539)	(1,606,720)	(7,828)
Net investment income (loss)	(1,474,778)	8,872,104	(32,326)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,888,094	18,474,887	536,780
Realized gain distributions	4,920,152	25,269,206	-
Net realized gains (losses)	10,808,246	43,744,093	536,780

Net change in unrealized appreciation (depreciation)	4,089,558	8,326,104	452,299

Net realized and change in unrealized gains (losses)	14,897,804	52,070,197	989,079

Increase (decrease) from operations	$ 13,423,026	$ 60,942,301	$ 956,753

	SRE	8XX	5XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 764,011	$ 12,106,713	$ 2,201,099

Expenses:
Mortality and expense risk charges	(1,673,505)	(7,709,980)	(4,098,320)
Distribution and administrative expense charges	(200,821)	(925,198)	(491,798)
Net investment income (loss)	(1,110,315)	3,471,535	(2,389,019)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,679,214	11,262,506	4,668,776
Realized gain distributions	-	24,450,549	19,047,089
Net realized gains (losses)	9,679,214	35,713,055	23,715,865

Net change in unrealized appreciation (depreciation)	18,021,333	13,110,635	(5,847,739)

Net realized and change in unrealized gains (losses)	27,700,547	48,823,690	17,868,126

Increase (decrease) from operations	$ 26,590,232	$ 52,295,225	$ 15,479,107

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	SDC	S15	SGC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,693,210	$ 1,625,179	$ 539,827

Expenses:
Mortality and expense risk charges	(7,689,982)	(2,646,391)	(818,809)
Distribution and administrative expense charges	(922,798)	(317,567)	(98,257)
Net investment income (loss)	(2,919,570)	(1,338,779)	(377,239)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,588,974	201,797	5,613,588
Realized gain distributions	-	-	6,554,711
Net realized gains (losses)	1,588,974	201,797	12,168,299

Net change in unrealized appreciation (depreciation)	3,600,483	1,698,969	(4,712,364)

Net realized and change in unrealized gains (losses)	5,189,457	1,900,766	7,455,935

Increase (decrease) from operations	$ 2,269,887	$ 561,987	$ 7,078,696

	S13	7XX	2XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 240,277	$ 42,554,956	$ -

Expenses:
Mortality and expense risk charges	(442,479)	(26,879,863)	(165,701)
Distribution and administrative expense charges	(53,097)	(3,225,584)	(19,884)
Net investment income (loss)	(255,299)	12,449,509	(185,585)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	552,739	26,747,488	(455,294)
Realized gain distributions	3,873,201	45,002,796	390,574
Net realized gains (losses)	4,425,940	71,750,284	(64,720)

Net change in unrealized appreciation (depreciation)	(294,555)	63,221,700	1,112,237

Net realized and change in unrealized gains (losses)	4,131,385	134,971,984	1,047,517

Increase (decrease) from operations	$ 3,876,086	$ 147,421,493	$ 861,932

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	AAW	VKM	OBV
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 152,817

Expenses:
Mortality and expense risk charges	(11,821)	(226,940)	(194,756)
Distribution and administrative expense charges	(1,419)	(27,233)	(23,371)
Net investment income (loss)	(13,240)	(254,173)	(65,310)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39,569)	190,912	526,188
Realized gain distributions	49,420	1,730,074	-
Net realized gains (losses)	9,851	1,920,986	526,188

Net change in unrealized appreciation (depreciation)	(35,564)	(727,362)	778,369

Net realized and change in unrealized gains (losses)	(25,713)	1,193,624	1,304,557

Increase (decrease) from operations	$ (38,953)	$ 939,451	$ 1,239,247

	OCA	OGG	OMG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 94,765	$ 543,796	$ 2,390,497

Expenses:
Mortality and expense risk charges	(371,184)	(423,079)	(5,693,892)
Distribution and administrative expense charges	(44,542)	(50,769)	(683,267)
Net investment income (loss)	(320,961)	69,948	(3,986,662)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	981,476	1,126,964	(11,151,689)
Realized gain distributions	-	-	-
Net realized gains (losses)	981,476	1,126,964	(11,151,689)

Net change in unrealized appreciation (depreciation)	2,114,075	3,792,966	67,240,199

Net realized and change in unrealized gains (losses)	3,095,551	4,919,930	56,088,510

Increase (decrease) from operations	$ 2,774,590	$ 4,989,878	$ 52,101,848

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	OMS	AAQ	PRA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 27,306	$ 320	$ 880,586

Expenses:
Mortality and expense risk charges	(136,373)	(948)	(197,746)
Distribution and administrative expense charges	(16,365)	(114)	(23,730)
Net investment income (loss)	(125,432)	(742)	659,110

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	328,299	2,498	83,983
Realized gain distributions	-	-	-
Net realized gains (losses)	328,299	2,498	83,983

Net change in unrealized appreciation (depreciation)	1,062,698	2,820	735,402

Net realized and change in unrealized gains (losses)	1,390,997	5,318	819,385

Increase (decrease) from operations	$ 1,265,565	$ 4,576	$ 1,478,495

	AAP	BBD	PCR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 873,619	$ 25,607	$ 2,050,022

Expenses:
Mortality and expense risk charges	(221,020)	(13,701)	(1,107,854)
Distribution and administrative expense charges	(26,522)	(1,644)	(132,943)
Net investment income (loss)	626,077	10,262	809,225

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	74,987	(10,825)	(2,177,181)
Realized gain distributions	-	37,933	2,288,967
Net realized gains (losses)	74,987	27,108	111,786

Net change in unrealized appreciation (depreciation)	1,122,079	(13,712)	2,537,488

Net realized and change in unrealized gains (losses)	1,197,066	13,396	2,649,274

Increase (decrease) from operations	$ 1,823,143	$ 23,658	$ 3,458,499

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	PMB	BBE	6TT
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,301,879	$ 28,142	$ 34,741,274

Expenses:
Mortality and expense risk charges	(403,267)	(8,307)	(15,889,654)
Distribution and administrative expense charges	(48,392)	(997)	(1,906,758)
Net investment income (loss)	850,220	18,838	16,944,862

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	834,393	5,212	4,644,439
Realized gain distributions	-	-	4,355,400
Net realized gains (losses)	834,393	5,212	8,999,839

Net change in unrealized appreciation (depreciation)	2,189,273	59,320	47,177,902

Net realized and change in unrealized gains (losses)	3,023,666	64,532	56,177,741

Increase (decrease) from operations	$ 3,873,886	$ 83,370	$ 73,122,603

	PRR	PTR	AAR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,102,896	$ 9,144,922	$ -

Expenses:
Mortality and expense risk charges	(1,568,451)	(5,446,368)	(69,125)
Distribution and administrative expense charges	(188,214)	(653,564)	(8,295)
Net investment income (loss)	(653,769)	3,044,990	(77,420)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,018,980	8,935,030	55,909
Realized gain distributions	5,056,085	6,458,294	-
Net realized gains (losses)	10,075,065	15,393,324	55,909

Net change in unrealized appreciation (depreciation)	(2,506,472)	8,075,070	57,168

Net realized and change in unrealized gains (losses)	7,568,593	23,468,394	113,077

Increase (decrease) from operations	$ 6,914,824	$ 26,513,384	$ 35,657

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	AAS	3XX1	SBI1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 21,497	$ 241,342	$ 357,176

Expenses:
Mortality and expense risk charges	(24,097)	(49,468)	(76,646)
Distribution and administrative expense charges	(2,892)	(5,936)	(9,197)
Net investment income (loss)	(5,492)	185,938	271,333

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	58,369	(628,882)	57,696
Realized gain distributions	-	-	84,513
Net realized gains (losses)	58,369	(628,882)	142,209

Net change in unrealized appreciation (depreciation)	123,803	789,796	256,722

Net realized and change in unrealized gains (losses)	182,172	160,914	398,931

Increase (decrease) from operations	$ 176,680	$ 346,852	$ 670,264

	SSA1	SVV1	1XX1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,056,181	$ 2,769,114	$ -

Expenses:
Mortality and expense risk charges	(437,633)	(3,139,219)	(183,073)
Distribution and administrative expense charges	(52,516)	(376,706)	(21,969)
Net investment income (loss)	566,032	(746,811)	(205,042)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,190,707)	10,779,735	(728,040)
Realized gain distributions	7,408,149	46,339,177	2,184,020
Net realized gains (losses)	2,217,442	57,118,912	1,455,980

Net change in unrealized appreciation (depreciation)	469,650	(37,152,200)	291,048

Net realized and change in unrealized gains (losses)	2,687,092	19,966,712	1,747,028

Increase (decrease) from operations	$ 3,253,124	$ 19,219,901	$ 1,541,986

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	SLC1	S121	S141
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,424,444	$ 152,107	$ 1,893,292

Expenses:
Mortality and expense risk charges	(4,067,109)	(186,659)	(437,672)
Distribution and administrative expense charges	(488,053)	(22,399)	(52,521)
Net investment income (loss)	(130,718)	(56,951)	1,403,099

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(36,856,963)	(4,726,575)	(619,372)
Realized gain distributions	77,924,300	3,810,428	1,619,845
Net realized gains (losses)	41,067,337	(916,147)	1,000,473

Net change in unrealized appreciation (depreciation)	(15,397,553)	2,163,238	803,847

Net realized and change in unrealized gains (losses)	25,669,784	1,247,091	1,804,320

Increase (decrease) from operations	$ 25,539,066	$ 1,190,140	$ 3,207,419

	4XX1	S161	LGF1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 20,441,755	$ 27,055	$ 19,695

Expenses:
Mortality and expense risk charges	(9,561,821)	(474,268)	(87,211)
Distribution and administrative expense charges	(1,147,419)	(56,912)	(10,465)
Net investment income (loss)	9,732,515	(504,125)	(77,981)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,940,219)	7,141,909	(12,982)
Realized gain distributions	41,243,174	4,992,742	881,653
Net realized gains (losses)	29,302,955	12,134,651	868,671

Net change in unrealized appreciation (depreciation)	2,986,554	(6,632,828)	(227,313)

Net realized and change in unrealized gains (losses)	32,289,509	5,501,823	641,358

Increase (decrease) from operations	$ 42,022,024	$ 4,997,698	$ 563,377

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	IGB1	CMM1	WTF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 3,822,844	$ 699	$ 2,252

Expenses:
Mortality and expense risk charges	(2,396,227)	(1,801,807)	(9,311)
Distribution and administrative expense charges	(287,547)	(216,217)	(1,117)
Net investment income (loss)	1,139,070	(2,017,325)	(8,176)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,582,778)	(7)	139,588
Realized gain distributions	11,275,189	924	-
Net realized gains (losses)	9,692,411	917	139,588

Net change in unrealized appreciation (depreciation)	(3,355,954)	-	(23,362)

Net realized and change in unrealized gains (losses)	6,336,457	917	116,226

Increase (decrease) from operations	$ 7,475,527	$ (2,016,408)	$ 108,050

	USC	AAL
	Sub-Account	Sub-Account
Income:
Dividend income	$ 202	$ 293,857

Expenses:
Mortality and expense risk charges	(1,064)	(298,029)
Distribution and administrative expense charges	(128)	(35,763)
Net investment income (loss)	(990)	(39,935)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	142	81,953
Realized gain distributions	3,030	380,934
Net realized gains (losses)	3,172	462,887

Net change in unrealized appreciation (depreciation)	7,905	447,062

Net realized and change in unrealized gains (losses)	11,077	909,949

Increase (decrease) from operations	$ 10,087	$ 870,014

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AVB Sub-Account		AAA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 160,364	$ 319,134	$ (709,017)	$ (171,089)
Net realized gains (losses)	2,328,756	1,869,277	78,154	(6,157)
Net change in unrealized appreciation (depreciation)	3,976,713	(4,999,607)	3,433,744	667
Net increase (decrease) from operations	6,465,833	(2,811,196)	2,802,881	(176,579)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,095,498	9,656,409	2,266,170	29,881,377
Transfers between Sub-Accounts
(including the Fixed Account), net	916,445	(229,416)	11,647,367	9,037,639
Withdrawals, surrenders, annuitizations
and contract charges	(6,925,266)	(2,721,602)	(1,029,572)	(174,021)
Net accumulation activity	(4,913,323)	6,705,391	12,883,965	38,744,995

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(4,913,323)	6,705,391	12,883,965	38,744,995

Total increase (decrease) in net assets	1,552,510	3,894,195	15,686,846	38,568,416

Net assets at beginning of year	57,458,501	53,564,306	38,568,416	-
Net assets at end of year	$ 59,011,011	$ 57,458,501	$ 54,255,262	$ 38,568,416

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AN4 Sub-Account		IVB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (21,311)	$ 96,540	$ (229,566)	$ 1,676,551
Net realized gains (losses)	163,001	276,732	2,349,872	129,126
Net change in unrealized appreciation (depreciation)	1,063,094	(2,055,549)	6,161,231	(17,353,908)
Net increase (decrease) from operations	1,204,784	(1,682,277)	8,281,537	(15,548,231)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	88,873	894,234	661,307	386,976
Transfers between Sub-Accounts
(including the Fixed Account), net	(721,977)	769,899	(971,184)	4,787,525
Withdrawals, surrenders, annuitizations
and contract charges	(672,275)	(481,330)	(8,982,083)	(6,434,322)
Net accumulation activity	(1,305,379)	1,182,803	(9,291,960)	(1,259,821)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(1,305,379)	1,182,803	(9,291,960)	(1,259,821)

Total increase (decrease) in net assets	(100,595)	(499,474)	(1,010,423)	(16,808,052)

Net assets at beginning of year	8,892,693	9,392,167	64,608,169	81,416,221
Net assets at end of year	$ 8,792,098	$ 8,892,693	$ 63,597,746	$ 64,608,169

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAU Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (13,411)	$ (54)	$ (1,498,838)	$ 6,282,202
Net realized gains (losses)	39,702	33	16,448,031	30,793,126
Net change in unrealized appreciation (depreciation)	59,189	2,169	47,154,788	(77,867,381)
Net increase (decrease) from operations	85,480	2,148	62,103,981	(40,792,053)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	625	10,000	8,884,136	145,802,452
Transfers between Sub-Accounts
(including the Fixed Account), net	1,499,336	52,060	5,318,879	64,013,878
Withdrawals, surrenders, annuitizations
and contract charges	(86,103)	(67)	(44,803,619)	(31,267,742)
Net accumulation activity	1,413,858	61,993	(30,600,604)	178,548,588

Annuitization Activity:
Annuitizations	26,968	-	118,749	-
Annuity payments and contract charges	(888)	-	(9,634)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(619)	-	(165)	-
Net annuitization activity	25,461	-	108,950	-

Net increase (decrease) from contract owner transactions	1,439,319	61,993	(30,491,654)	178,548,588

Total increase (decrease) in net assets	1,524,799	64,141	31,612,327	137,756,535

Net assets at beginning of year	64,141	-	757,127,151	619,370,616
Net assets at end of year	$ 1,588,940	$ 64,141	$ 788,739,478	$ 757,127,151

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NMT Sub-Account		MCC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (673)	$ (661)	$ (1,884,950)	$ (2,150,577)
Net realized gains (losses)	(488)	(409)	(1,095,310)	(2,781,978)
Net change in unrealized appreciation (depreciation)	4,865	(4,433)	13,205,888	(12,374,508)
Net increase (decrease) from operations	3,704	(5,503)	10,225,628	(17,307,063)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	693,113	1,786,315
Transfers between Sub-Accounts
(including the Fixed Account), net	719	3,389	(1,290,228)	393,071
Withdrawals, surrenders, annuitizations
and contract charges	(1,354)	(1,360)	(13,447,533)	(12,568,331)
Net accumulation activity	(635)	2,029	(14,044,648)	(10,388,945)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,837)	(3,025)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(435)	260
Net annuitization activity	-	-	(3,272)	(2,765)

Net increase (decrease) from contract owner transactions	(635)	2,029	(14,047,920)	(10,391,710)

Total increase (decrease) in net assets	3,069	(3,474)	(3,822,292)	(27,698,773)

Net assets at beginning of year	38,189	41,663	110,566,702	138,265,475
Net assets at end of year	$ 41,258	$ 38,189	$ 106,744,410	$ 110,566,702

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NNG Sub-Account		CMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (269)	$ (1,689)	$ (382,553)	$ (467,497)
Net realized gains (losses)	76	11,905	2,869,542	799,290
Net change in unrealized appreciation (depreciation)	2,694	(16,572)	452,696	(1,705,400)
Net increase (decrease) from operations	2,501	(6,356)	2,939,685	(1,373,607)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	253,248	2,056,016
Transfers between Sub-Accounts
(including the Fixed Account), net	-	2,204	(204,611)	2,570,861
Withdrawals, surrenders, annuitizations
and contract charges	(5)	(101,666)	(2,894,856)	(2,170,115)
Net accumulation activity	(5)	(99,462)	(2,846,219)	2,456,762

Annuitization Activity:
Annuitizations	-	-	55,672	-
Annuity payments and contract charges	-	-	(1,829)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,186)	-
Net annuitization activity	-	-	52,657	-

Net increase (decrease) from contract owner transactions	(5)	(99,462)	(2,793,562)	2,456,762

Total increase (decrease) in net assets	2,496	(105,818)	146,123	1,083,155

Net assets at beginning of year	24,200	130,018	29,170,579	28,087,424
Net assets at end of year	$ 26,696	$ 24,200	$ 29,316,702	$ 29,170,579

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NMI Sub-Account		CSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (85,297)	$ (111,393)	$ (210)	$ (115)
Net realized gains (losses)	583,433	523,432	512	1,356
Net change in unrealized appreciation (depreciation)	1,121,912	(2,826,003)	1,043	(2,461)
Net increase (decrease) from operations	1,620,048	(2,413,964)	1,345	(1,220)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	17,220	414,364	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,139,859)	(177,513)	169	2,042
Withdrawals, surrenders, annuitizations
and contract charges	(1,303,229)	(960,267)	(62)	(62)
Net accumulation activity	(2,425,868)	(723,416)	107	1,980

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(2,425,868)	(723,416)	107	1,980

Total increase (decrease) in net assets	(805,820)	(3,137,380)	1,452	760

Net assets at beginning of year	10,671,777	13,809,157	13,935	13,175
Net assets at end of year	$ 9,865,957	$ 10,671,777	$ 15,387	$ 13,935

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FVB Sub-Account		FL1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (104,102)	$ 2,740	$ (1,345,026)	$ (1,966,294)
Net realized gains (losses)	8,711,774	2,484,370	19,278,522	11,701,252
Net change in unrealized appreciation (depreciation)	1,477,953	(6,962,155)	12,847,970	(19,823,020)
Net increase (decrease) from operations	10,085,625	(4,475,045)	30,781,466	(10,088,062)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,388,069	16,737,584	1,543,391	13,567,224
Transfers between Sub-Accounts
(including the Fixed Account), net	7,592,175	10,039,898	(7,944,949)	2,512,738
Withdrawals, surrenders, annuitizations
and contract charges	(7,836,356)	(3,952,295)	(18,921,164)	(11,610,120)
Net accumulation activity	1,143,888	22,825,187	(25,322,722)	4,469,842

Annuitization Activity:
Annuitizations	-	-	107,790	-
Annuity payments and contract charges	-	-	(7,423)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(729)	-
Net annuitization activity	-	-	99,638	-

Net increase (decrease) from contract owner transactions	1,143,888	22,825,187	(25,223,084)	4,469,842

Total increase (decrease) in net assets	11,229,513	18,350,142	5,558,382	(5,618,220)

Net assets at beginning of year	76,682,725	58,332,583	221,030,866	226,649,086
Net assets at end of year	$ 87,912,238	$ 76,682,725	$ 226,589,248	$ 221,030,866

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	F10 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (7,248)	$ (2,100)	$ 11,698	$ 23,007
Net realized gains (losses)	313,914	283,707	774,539	(403,367)
Net change in unrealized appreciation (depreciation)	218,444	(387,734)	1,910,427	(193,367)
Net increase (decrease) from operations	525,110	(106,127)	2,696,664	(573,727)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,861	-	65,505	855,052
Transfers between Sub-Accounts
(including the Fixed Account), net	625,962	(123,450)	(178,517)	563,858
Withdrawals, surrenders, annuitizations
and contract charges	(871,987)	(1,236,730)	(2,650,609)	(4,403,079)
Net accumulation activity	(240,164)	(1,360,180)	(2,763,621)	(2,984,169)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(240,164)	(1,360,180)	(2,763,621)	(2,984,169)

Total increase (decrease) in net assets	284,946	(1,466,307)	(66,957)	(3,557,896)

Net assets at beginning of year	5,402,924	6,869,231	28,232,570	31,790,466
Net assets at end of year	$ 5,687,870	$ 5,402,924	$ 28,165,613	$ 28,232,570

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	F20 Sub-Account		FVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 12,547	$ 67,627	$ (2,072,845)	$ (2,872,933)
Net realized gains (losses)	172,976	(718,422)	14,547,191	(2,466,211)
Net change in unrealized appreciation (depreciation)	3,858,316	(492,015)	7,232,838	(16,962,976)
Net increase (decrease) from operations	4,043,839	(1,142,810)	19,707,184	(22,302,120)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	70,921	2,110,643	1,243,666	10,891,768
Transfers between Sub-Accounts
(including the Fixed Account), net	556,370	231,747	(6,313,670)	7,423,954
Withdrawals, surrenders, annuitizations
and contract charges	(4,755,446)	(5,889,596)	(17,761,432)	(16,812,241)
Net accumulation activity	(4,128,155)	(3,547,206)	(22,831,436)	1,503,481

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,122)	(2,288)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(516)	444
Net annuitization activity	-	-	(2,638)	(1,844)

Net increase (decrease) from contract owner transactions	(4,128,155)	(3,547,206)	(22,834,074)	1,501,637

Total increase (decrease) in net assets	(84,316)	(4,690,016)	(3,126,890)	(20,800,483)

Net assets at beginning of year	37,084,576	41,774,592	157,792,397	178,592,880
Net assets at end of year	$37,000,260	$ 37,084,576	$ 154,665,507	$ 157,792,397

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SGI Sub-Account		S17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (4,319,473)	$ (2,020,397)	$ 544,172	$ (877,070)
Net realized gains (losses)	37,846,544	9,486,786	1,764,062	258,562
Net change in unrealized appreciation (depreciation)	24,657,705	(45,605,215)	3,954,939	(959,210)
Net increase (decrease) from operations	58,184,776	(38,138,826)	6,263,173	(1,577,718)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,967,604	46,950,784	90,390	842,256
Transfers between Sub-Accounts
(including the Fixed Account), net	(21,913,842)	18,054,844	(1,031,956)	(2,102,432)
Withdrawals, surrenders, annuitizations
and contract charges	(37,155,911)	(27,584,198)	(5,421,479)	(4,969,441)
Net accumulation activity	(55,102,149)	37,421,430	(6,363,045)	(6,229,617)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,118)	(1,184)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	479	3	-	-
Net annuitization activity	(639)	(1,181)	-	-

Net increase (decrease) from contract owner transactions	(55,102,788)	37,420,249	(6,363,045)	(6,229,617)

Total increase (decrease) in net assets	3,081,988	(718,577)	(99,872)	(7,807,335)

Net assets at beginning of year	461,684,334	462,402,911	48,625,842	56,433,177
Net assets at end of year	$464,766,322	$ 461,684,334	$ 48,525,970	$ 48,625,842

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	ISC Sub-Account		AAZ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 5,680,615	$ 4,645,284	$ 118,006	$ (1,401)
Net realized gains (losses)	3,434,871	(2,738,894)	13,653	(41)
Net change in unrealized appreciation (depreciation)	3,034,072	(1,545,606)	89,355	24,046
Net increase (decrease) from operations	12,149,558	360,784	221,014	22,604

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	924,145	8,596,226	478,553	1,186,477
Transfers between Sub-Accounts
(including the Fixed Account), net	7,049,998	8,806,377	531,807	129,652
Withdrawals, surrenders, annuitizations
and contract charges	(14,689,486)	(10,689,772)	(54,651)	(400)
Net accumulation activity	(6,715,343)	6,712,831	955,709	1,315,729

Annuitization Activity:
Annuitizations	-	49,794	-	-
Annuity payments and contract charges	(10,913)	(5,249)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(774)	(295)	-	-
Net annuitization activity	(11,687)	44,250	-	-

Net increase (decrease) from contract owner transactions	(6,727,030)	6,757,081	955,709	1,315,729

Total increase (decrease) in net assets	5,422,528	7,117,865	1,176,723	1,338,333

Net assets at beginning of year	115,893,306	108,775,441	1,338,333	-
Net assets at end of year	$ 121,315,834	$ 115,893,306	$ 2,515,056	$ 1,338,333

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BBC Sub-Account		FVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 804	$ (89)	$ (381,109)	$ (430,084)
Net realized gains (losses)	2,312	1	3,245,320	3,422,962
Net change in unrealized appreciation (depreciation)	12,508	1,597	3,311,021	(5,359,748)
Net increase (decrease) from operations	15,624	1,509	6,175,232	(2,366,870)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,643	101,917	341,380	2,506,905
Transfers between Sub-Accounts
(including the Fixed Account), net	21,608	1,912	(1,034,147)	(943,939)
Withdrawals, surrenders, annuitizations
and contract charges	(2,338)	-	(5,075,549)	(4,806,598)
Net accumulation activity	24,913	103,829	(5,768,316)	(3,243,632)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,165)	(2,158)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(382)	(4)
Net annuitization activity	-	-	(2,547)	(2,162)

Net increase (decrease) from contract owner transactions	24,913	103,829	(5,770,863)	(3,245,794)

Total increase (decrease) in net assets	40,537	105,338	404,369	(5,612,664)

Net assets at beginning of year	105,338	-	38,970,383	44,583,047
Net assets at end of year	$ 145,875	$ 105,338	$ 39,374,752	$ 38,970,383

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BBA Sub-Account		SIC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (5,296)	$ (581)	$ 1,838,274	$ 1,429,106
Net realized gains (losses)	9,699	(9)	726,859	1,046,155
Net change in unrealized appreciation (depreciation)	90,727	3,935	1,047,542	(2,245,020)
Net increase (decrease) from operations	95,130	3,345	3,612,675	230,241

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	27,938	509,584	434,002	2,839,756
Transfers between Sub-Accounts
(including the Fixed Account), net	14,972	1,100	299,530	2,466,691
Withdrawals, surrenders, annuitizations
and contract charges	(8,937)	-	(3,685,102)	(2,752,794)
Net accumulation activity	33,973	510,684	(2,951,570)	2,553,653

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	33,973	510,684	(2,951,570)	2,553,653

Total increase (decrease) in net assets	129,103	514,029	661,105	2,783,894

Net assets at beginning of year	514,029	-	34,368,378	31,584,484
Net assets at end of year	$ 643,132	$ 514,029	$ 35,029,483	$ 34,368,378

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BBB Sub-Account		FMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 17,472	$ (234)	$ 918,595	$ 1,653,824
Net realized gains (losses)	1,157	(4)	(134,007)	(10,633,380)
Net change in unrealized appreciation (depreciation)	12,152	520	28,175,340	2,656,053
Net increase (decrease) from operations	30,781	282	28,959,928	(6,323,503)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	18,503	167,103	1,371,719	3,017,826
Transfers between Sub-Accounts
(including the Fixed Account), net	168,037	21,727	(13,412,692)	(4,615,125)
Withdrawals, surrenders, annuitizations
and contract charges	(27,848)	-	(22,525,875)	(18,059,063)
Net accumulation activity	158,692	188,830	(34,566,848)	(19,656,362)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,790)	(1,775)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(309)	(44)
Net annuitization activity	-	-	(2,099)	(1,819)

Net increase (decrease) from contract owner transactions	158,692	188,830	(34,568,947)	(19,658,181)

Total increase (decrease) in net assets	189,473	189,112	(5,609,019)	(25,981,684)

Net assets at beginning of year	189,112	-	243,685,985	269,667,669
Net assets at end of year	$ 378,585	$ 189,112	$ 238,076,966	$ 243,685,985

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TDM Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (132,873)	$ (401,042)	$ 2,838,518	$ (177,010)
Net realized gains (losses)	(401,357)	(1,989,043)	(20,030,110)	(20,735,923)
Net change in unrealized appreciation (depreciation)	6,065,172	(7,349,434)	49,374,773	(5,535,384)
Net increase (decrease) from operations	5,530,942	(9,739,519)	32,183,181	(26,448,317)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	213,057	269,481	1,150,774	1,750,211
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,552,201)	1,474,660	(14,159,849)	366,260
Withdrawals, surrenders, annuitizations
and contract charges	(6,123,403)	(6,242,630)	(34,194,721)	(42,018,055)
Net accumulation activity	(7,462,547)	(4,498,489)	(47,203,796)	(39,901,584)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(769)	(939)	(12,852)	(13,143)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(181)	215	(687)	900
Net annuitization activity	(950)	(724)	(13,539)	(12,243)

Net increase (decrease) from contract owner transactions	(7,463,497)	(4,499,213)	(47,217,335)	(39,913,827)

Total increase (decrease) in net assets	(1,932,555)	(14,238,732)	(15,034,154)	(66,362,144)

Net assets at beginning of year	46,486,794	60,725,526	207,290,349	273,652,493
Net assets at end of year	$ 44,554,239	$ 46,486,794	$ 192,256,195	$ 207,290,349

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAX Sub-Account		FTG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 86,668	$ (409)	$ 95,226	$ (117,108)
Net realized gains (losses)	5,596	(2)	(1,423,057)	(3,107,548)
Net change in unrealized appreciation (depreciation)	143,163	639	7,040,177	489,250
Net increase (decrease) from operations	235,427	228	5,712,346	(2,735,406)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	56,425	225,085	208,958	1,587,559
Transfers between Sub-Accounts
(including the Fixed Account), net	3,908,582	85,489	(1,933,861)	443,541
Withdrawals, surrenders, annuitizations
and contract charges	(385,811)	(203)	(3,140,133)	(4,091,808)
Net accumulation activity	3,579,196	310,371	(4,865,036)	(2,060,708)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	3,579,196	310,371	(4,865,036)	(2,060,708)

Total increase (decrease) in net assets	3,814,623	310,599	847,310	(4,796,114)

Net assets at beginning of year	310,599	-	30,804,560	35,600,674
Net assets at end of year	$ 4,125,222	$ 310,599	$ 31,651,870	$ 30,804,560

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HBF Sub-Account		HVD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (12,988)	$ (59,704)	$ 102,254	$ 94,587
Net realized gains (losses)	324,765	110,991	242,670	155,657
Net change in unrealized appreciation (depreciation)	957,410	(108,058)	74,135	(29,881)
Net increase (decrease) from operations	1,269,187	(56,771)	419,059	220,363

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	459,734	5,876,612	89,217	457,169
Transfers between Sub-Accounts
(including the Fixed Account), net	(20,732)	1,136,657	18,066	120,337
Withdrawals, surrenders, annuitizations
and contract charges	(1,235,280)	(422,240)	(369,251)	(188,053)
Net accumulation activity	(796,278)	6,591,029	(261,968)	389,453

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(796,278)	6,591,029	(261,968)	389,453

Total increase (decrease) in net assets	472,909	6,534,258	157,091	609,816

Net assets at beginning of year	16,106,376	9,572,118	4,371,146	3,761,330
Net assets at end of year	$ 16,579,285	$ 16,106,376	$ 4,528,237	$ 4,371,146

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HVG Sub-Account		HVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (9,824)	$ (11,222)	$ 23,408	$ 14,192
Net realized gains (losses)	21,596	10,797	60,960	16,461
Net change in unrealized appreciation (depreciation)	58,070	(37,962)	12,330	29,960
Net increase (decrease) from operations	69,842	(38,387)	96,698	60,613

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	445	47,169	8,161	-
Transfers between Sub-Accounts
(including the Fixed Account), net	27,527	12,278	(47,871)	(14,685)
Withdrawals, surrenders, annuitizations
and contract charges	(57,268)	(28,914)	(109,332)	(34,460)
Net accumulation activity	(29,296)	30,533	(149,042)	(49,145)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(29,296)	30,533	(149,042)	(49,145)

Total increase (decrease) in net assets	40,546	(7,854)	(52,344)	11,468

Net assets at beginning of year	807,966	815,820	1,114,733	1,103,265
Net assets at end of year	$ 848,512	$ 807,966	$ 1,062,389	$ 1,114,733

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HVE Sub-Account		HVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (21,857)	$ (19,109)	$ (828)	$ (599)
Net realized gains (losses)	232,617	91,806	2,027	55
Net change in unrealized appreciation (depreciation)	395,879	(740,178)	5,872	(956)
Net increase (decrease) from operations	606,639	(667,481)	7,071	(1,500)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	71,629	284,776	-	8,977
Transfers between Sub-Accounts
(including the Fixed Account), net	(247,409)	625,955	(830)	21,785
Withdrawals, surrenders, annuitizations
and contract charges	(435,297)	(180,534)	(864)	(955)
Net accumulation activity	(611,077)	730,197	(1,694)	29,807

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(611,077)	730,197	(1,694)	29,807

Total increase (decrease) in net assets	(4,438)	62,716	5,377	28,307

Net assets at beginning of year	4,976,865	4,914,149	77,544	49,237
Net assets at end of year	$ 4,972,427	$ 4,976,865	$ 82,921	$ 77,544

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HVC Sub-Account		HVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (21,700)	$ (15,418)	$ 80,118	$ 59,016
Net realized gains (losses)	194,871	30,659	76,492	52,714
Net change in unrealized appreciation (depreciation)	(9,101)	(69,829)	1,729	149,991
Net increase (decrease) from operations	164,070	(54,588)	158,339	261,721

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,998	39,831	317,187	3,019,516
Transfers between Sub-Accounts
(including the Fixed Account), net	360,307	38,299	574,449	430,155
Withdrawals, surrenders, annuitizations
and contract charges	(103,862)	(45,512)	(605,610)	(314,873)
Net accumulation activity	259,443	32,618	286,026	3,134,798

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	259,443	32,618	286,026	3,134,798

Total increase (decrease) in net assets	423,513	(21,970)	444,365	3,396,519

Net assets at beginning of year	1,267,264	1,289,234	8,425,130	5,028,611
Net assets at end of year	$ 1,690,777	$ 1,267,264	$ 8,869,495	$ 8,425,130

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HVN Sub-Account		HRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (2,228)	$ (6,453)	$ (34,248)	$ (34,609)
Net realized gains (losses)	101,329	517	81,842	76,326
Net change in unrealized appreciation (depreciation)	(25,483)	(55,256)	32,670	(325,556)
Net increase (decrease) from operations	73,618	(61,192)	80,264	(283,839)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	(1)	43,134	356,002
Transfers between Sub-Accounts
(including the Fixed Account), net	(457,257)	87,841	36,028	298,782
Withdrawals, surrenders, annuitizations
and contract charges	(17,921)	(14,326)	(200,605)	(87,654)
Net accumulation activity	(475,178)	73,514	(121,443)	567,130

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(475,178)	73,514	(121,443)	567,130

Total increase (decrease) in net assets	(401,560)	12,322	(41,179)	283,291

Net assets at beginning of year	401,560	389,238	2,498,612	2,215,321
Net assets at end of year	$ -	$ 401,560	$ 2,457,433	$ 2,498,612

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HVR Sub-Account		HSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 578	$ (16,736)	$ (81,478)	$ (76,345)
Net realized gains (losses)	54,717	45,190	512,074	215,969
Net change in unrealized appreciation (depreciation)	23,426	36,303	595,082	(272,980)
Net increase (decrease) from operations	78,721	64,757	1,025,678	(133,356)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,203	148,122	58,299	500,962
Transfers between Sub-Accounts
(including the Fixed Account), net	9,118	(12,064)	(527,647)	260,464
Withdrawals, surrenders, annuitizations
and contract charges	(78,770)	(49,397)	(469,273)	(199,972)
Net accumulation activity	(55,449)	86,661	(938,621)	561,454

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(55,449)	86,661	(938,621)	561,454

Total increase (decrease) in net assets	23,272	151,418	87,057	428,098

Net assets at beginning of year	1,371,418	1,220,000	5,015,924	4,587,826
Net assets at end of year	$ 1,394,690	$ 1,371,418	$ 5,102,981	$ 5,015,924

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AI8 Sub-Account		VKC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (227)	$ (18)	$ (68,587)	$ (71,713)
Net realized gains (losses)	(452)	(1)	436,590	643,544
Net change in unrealized appreciation (depreciation)	8,834	(252)	574,660	(687,441)
Net increase (decrease) from operations	8,155	(271)	942,663	(115,610)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	7,817	20,917	1,086,698
Transfers between Sub-Accounts
(including the Fixed Account), net	166,095	4,954	(931,545)	94,656
Withdrawals, surrenders, annuitizations
and contract charges	(488)	-	(403,655)	(388,016)
Net accumulation activity	165,607	12,771	(1,314,283)	793,338

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	165,607	12,771	(1,314,283)	793,338

Total increase (decrease) in net assets	173,762	12,500	(371,620)	677,728

Net assets at beginning of year	12,500	-	6,491,582	5,813,854
Net assets at end of year	$ 186,262	$ 12,500	$ 6,119,962	$ 6,491,582

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	VLC Sub-Account		VKU Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (36,999)	$ (76,155)	$ 107,898	$ (7,100)
Net realized gains (losses)	2,503,503	1,412,990	1,079,546	848,883
Net change in unrealized appreciation (depreciation)	1,327,601	(2,322,504)	4,359,262	(2,444,214)
Net increase (decrease) from operations	3,794,105	(985,669)	5,546,706	(1,602,431)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	34,134	1,376,247	1,050,375	19,407,060
Transfers between Sub-Accounts
(including the Fixed Account), net	593,476	(148,073)	3,314,936	6,285,673
Withdrawals, surrenders, annuitizations
and contract charges	(2,489,550)	(2,073,465)	(3,886,302)	(1,669,668)
Net accumulation activity	(1,861,940)	(845,291)	479,009	24,023,065

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(1,861,940)	(845,291)	479,009	24,023,065

Total increase (decrease) in net assets	1,932,165	(1,830,960)	6,025,715	22,420,634

Net assets at beginning of year	22,814,813	24,645,773	51,651,570	29,230,936
Net assets at end of year	$ 24,746,978	$ 22,814,813	$ 57,677,285	$ 51,651,570

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAY Sub-Account		AAM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 36,586	$ (1,370)	$ (5,121)	$ (57)
Net realized gains (losses)	15,221	10	(29,916)	-
Net change in unrealized appreciation (depreciation)	78,384	5,549	28,784	569
Net increase (decrease) from operations	130,191	4,189	(6,253)	512

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	222,715	1,002,054	20,923	52,501
Transfers between Sub-Accounts
(including the Fixed Account), net	7,089,092	706,334	1,173,504	527
Withdrawals, surrenders, annuitizations
and contract charges	(261,408)	(402)	(42,114)	-
Net accumulation activity	7,050,399	1,707,986	1,152,313	53,028

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	7,050,399	1,707,986	1,152,313	53,028

Total increase (decrease) in net assets	7,180,590	1,712,175	1,146,060	53,540

Net assets at beginning of year	1,712,175	-	53,540	-
Net assets at end of year	$ 8,892,765	$ 1,712,175	$ 1,199,600	$ 53,540

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	LRE Sub-Account		LA9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (82,867)	$ 236,140	$ (732,126)	$ (851,140)
Net realized gains (losses)	3,685,876	5,487,658	1,755,137	10,983,395
Net change in unrealized appreciation (depreciation)	7,891,581	(18,465,347)	4,035,361	(15,665,930)
Net increase (decrease) from operations	11,494,590	(12,741,549)	5,058,372	(5,533,675)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	656,213	7,997,091	486,447	1,384,103
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,091,587)	5,055,758	(811,356)	1,472,009
Withdrawals, surrenders, annuitizations
and contract charges	(4,993,488)	(4,540,903)	(6,125,927)	(6,746,689)
Net accumulation activity	(7,428,862)	8,511,946	(6,450,836)	(3,890,577)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,953)	(1,544)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(36)	105
Net annuitization activity	-	-	(1,989)	(1,439)

Net increase (decrease) from contract owner transactions	(7,428,862)	8,511,946	(6,452,825)	(3,892,016)

Total increase (decrease) in net assets	4,065,728	(4,229,603)	(1,394,453)	(9,425,691)

Net assets at beginning of year	57,264,390	61,493,993	41,524,761	50,950,452
Net assets at end of year	$ 61,330,118	$ 57,264,390	$ 40,130,308	$ 41,524,761

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	LAV Sub-Account		EGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (541,978)	$ (741,297)	$ (1,122,882)	$ (1,700,823)
Net realized gains (losses)	3,080,059	4,434,962	50,126,204	5,195,511
Net change in unrealized appreciation (depreciation)	1,488,505	(7,113,301)	(32,397,343)	(5,766,397)
Net increase (decrease) from operations	4,026,586	(3,419,636)	16,605,979	(2,271,709)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	193,071	3,727,176	987,460	1,519,327
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,146,582)	3,073,501	(132,400,744)	(1,766,537)
Withdrawals, surrenders, annuitizations
and contract charges	(4,919,359)	(5,697,894)	(10,490,085)	(14,628,254)
Net accumulation activity	(7,872,870)	1,102,783	(141,903,369)	(14,875,464)

Annuitization Activity:
Annuitizations	-	-	41,565	64,034
Annuity payments and contract charges	-	-	(56,454)	(112,517)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	239,856	(269)
Net annuitization activity	-	-	224,967	(48,752)

Net increase (decrease) from contract owner transactions	(7,872,870)	1,102,783	(141,678,402)	(14,924,216)

Total increase (decrease) in net assets	(3,846,284)	(2,316,853)	(125,072,423)	(17,195,925)

Net assets at beginning of year	45,971,939	48,288,792	125,072,423	142,268,348
Net assets at end of year	$ 42,125,655	$ 45,971,939	$ -	$ 125,072,423

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MFF Sub-Account		FFL Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (120,732)	$ (178,831)	$ (682,619)	$ -
Net realized gains (losses)	3,357,631	779,030	91,748	-
Net change in unrealized appreciation (depreciation)	(1,858,098)	(781,522)	3,107,098	-
Net increase (decrease) from operations	1,378,801	(181,323)	2,516,227	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	141,515	257,235	629,137	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(10,271,860)	27,256	128,736,650	-
Withdrawals, surrenders, annuitizations
and contract charges	(1,088,225)	(2,507,509)	(5,199,469)	-
Net accumulation activity	(11,218,570)	(2,223,018)	124,166,318	-

Annuitization Activity:
Annuitizations	10,575	-	-	-
Annuity payments and contract charges	(1,344)	-	(31,134)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	509	3	(293,190)	-
Net annuitization activity	9,740	3	(324,324)	-

Net increase (decrease) from contract owner transactions	(11,208,830)	(2,223,015)	123,841,994	-

Total increase (decrease) in net assets	(9,830,029)	(2,404,338)	126,358,221	-

Net assets at beginning of year	9,830,029	12,234,367	-	-
Net assets at end of year	$ -	$ 9,830,029	$ 126,358,221	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TEG Sub-Account		FFJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (76,952)	$ -	$ (104,586)	$ -
Net realized gains (losses)	24,675	-	15,144	-
Net change in unrealized appreciation (depreciation)	340,498	-	667,058	-
Net increase (decrease) from operations	288,221	-	577,616	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	76,036	-	56,872	-
Transfers between Sub-Accounts
(including the Fixed Account), net	17,865,395	-	19,377,898	-
Withdrawals, surrenders, annuitizations
and contract charges	(878,631)	-	(953,361)	-
Net accumulation activity	17,062,800	-	18,481,409	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(789)	-	(2,853)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(725)	-	(10,272)	-
Net annuitization activity	(1,514)	-	(13,125)	-

Net increase (decrease) from contract owner transactions	17,061,286	-	18,468,284	-

Total increase (decrease) in net assets	17,349,507	-	19,045,900	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 17,349,507	$ -	$ 19,045,900	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFK Sub-Account		TND Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (95,735)	$ -	$ (14,385)	$ -
Net realized gains (losses)	20,828	-	3,655	-
Net change in unrealized appreciation (depreciation)	990,941	-	467,705	-
Net increase (decrease) from operations	916,034	-	456,975	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	103,139	-	383	-
Transfers between Sub-Accounts
(including the Fixed Account), net	42,001,261	-	12,841,128	-
Withdrawals, surrenders, annuitizations
and contract charges	(1,299,163)	-	(28,048)	-
Net accumulation activity	40,805,237	-	12,813,463	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(113)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,732)	-	87	-
Net annuitization activity	(1,845)	-	87	-

Net increase (decrease) from contract owner transactions	40,803,392	-	12,813,550	-

Total increase (decrease) in net assets	41,719,426	-	13,270,525	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 41,719,426	$ -	$ 13,270,525	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAN Sub-Account		FFN Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (893,330)	$ (2,530)	$ (239,748)	$ -
Net realized gains (losses)	123,281	(103)	14,507	-
Net change in unrealized appreciation (depreciation)	26,624	14,949	2,532,817	-
Net increase (decrease) from operations	(743,425)	12,316	2,307,576	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,092,689	1,915,802	76,609	-
Transfers between Sub-Accounts
(including the Fixed Account), net	911,050,849	382,797	218,975,427	-
Withdrawals, surrenders, annuitizations
and contract charges	(5,947,268)	(15,746)	(1,544,515)	-
Net accumulation activity	906,196,270	2,282,853	217,507,521	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(3,803)	-	392	-
Net annuitization activity	(3,803)	-	392	-

Net increase (decrease) from contract owner transactions	906,192,467	2,282,853	217,507,913	-

Total increase (decrease) in net assets	905,449,042	2,295,169	219,815,489	-

Net assets at beginning of year	2,295,169	-	-	-
Net assets at end of year	$ 907,744,211	$ 2,295,169	$ 219,815,489	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFO Sub-Account		FFP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (301,345)	$ -	$ (14,136)	$ -
Net realized gains (losses)	27,168	-	1,463	-
Net change in unrealized appreciation (depreciation)	1,651,095	-	81,326	-
Net increase (decrease) from operations	1,376,918	-	68,653	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	105,536	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	265,953,372	-	12,948,518	-
Withdrawals, surrenders, annuitizations
and contract charges	(3,304,821)	-	(54,915)	-
Net accumulation activity	262,754,087	-	12,893,603	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(3,801)	-	-	-
Net annuitization activity	(3,801)	-	-	-

Net increase (decrease) from contract owner transactions	262,750,286	-	12,893,603	-

Total increase (decrease) in net assets	264,127,204	-	12,962,256	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 264,127,204	$ -	$ 12,962,256	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIT Sub-Account		MFL Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 724,118	$ 1,428,177	$ (478,813)	$ (219,153)
Net realized gains (losses)	10,753,228	6,865,434	2,321,826	1,981,548
Net change in unrealized appreciation (depreciation)	26,950,875	(5,859,002)	14,941,342	(945,329)
Net increase (decrease) from operations	38,428,221	2,434,609	16,784,355	817,066

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,457,367	4,064,483	938,588	1,141,500
Transfers between Sub-Accounts
(including the Fixed Account), net	(8,394,173)	(5,284,779)	(6,987,864)	(10,266,812)
Withdrawals, surrenders, annuitizations
and contract charges	(39,443,794)	(41,604,784)	(23,163,434)	(25,478,133)
Net accumulation activity	(42,380,600)	(42,825,080)	(29,212,710)	(34,603,445)

Annuitization Activity:
Annuitizations	119,926	49,116	-	-
Annuity payments and contract charges	(197,561)	(297,328)	(9,449)	(7,208)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(163,485)	(26,914)	2,241	-
Net annuitization activity	(241,120)	(275,126)	(7,208)	(7,208)

Net increase (decrease) from contract owner transactions	(42,621,720)	(43,100,206)	(29,219,918)	(34,610,653)

Total increase (decrease) in net assets	(4,193,499)	(40,665,597)	(12,435,563)	(33,793,587)

Net assets at beginning of year	288,462,302	329,127,899	134,401,254	168,194,841
Net assets at end of year	$ 284,268,803	$ 288,462,302	$ 121,965,691	$ 134,401,254

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BDS Sub-Account		MF7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 3,176,416	$ 3,076,162	$ 4,839,509	$ 4,782,669
Net realized gains (losses)	2,413,929	1,630,942	4,526,470	6,613,391
Net change in unrealized appreciation (depreciation)	2,936,535	(192,225)	4,655,088	(4,733,564)
Net increase (decrease) from operations	8,526,880	4,514,879	14,021,067	6,662,496

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,128,341	1,102,950	1,939,743	21,015,972
Transfers between Sub-Accounts
(including the Fixed Account), net	8,390,202	2,915,066	15,905,275	6,027,404
Withdrawals, surrenders, annuitizations
and contract charges	(15,010,646)	(13,070,839)	(18,908,003)	(18,936,178)
Net accumulation activity	(4,492,103)	(9,052,823)	(1,062,985)	8,107,198

Annuitization Activity:
Annuitizations	208,063	2,395	-	-
Annuity payments and contract charges	(45,817)	(36,319)	-	(1,950)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(27,947)	(41,875)	1,506	(102)
Net annuitization activity	134,299	(75,799)	1,506	(2,052)

Net increase (decrease) from contract owner transactions	(4,357,804)	(9,128,622)	(1,061,479)	8,105,146

Total increase (decrease) in net assets	4,169,076	(4,613,743)	12,959,588	14,767,642

Net assets at beginning of year	89,181,631	93,795,374	153,556,663	138,789,021
Net assets at end of year	$ 93,350,707	$ 89,181,631	$ 166,516,251	$ 153,556,663

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RGS Sub-Account		RG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (658,583)	$ (494,207)	$ (434,763)	$ (325,493)
Net realized gains (losses)	(1,263,863)	(2,781,867)	2,251,343	1,462,217
Net change in unrealized appreciation (depreciation)	15,285,372	1,088,996	3,223,664	(2,203,494)
Net increase (decrease) from operations	13,362,926	(2,187,078)	5,040,244	(1,066,770)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,302,502	1,123,432	254,528	1,809,104
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,829,140)	(1,846,519)	2,250,802	3,236,035
Withdrawals, surrenders, annuitizations
and contract charges	(11,602,665)	(12,557,014)	(3,311,160)	(3,110,420)
Net accumulation activity	(12,129,303)	(13,280,101)	(805,830)	1,934,719

Annuitization Activity:
Annuitizations	14,154	-	-	-
Annuity payments and contract charges	(36,823)	(76,519)	(946)	(6,726)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(21,056)	(1,957)	4,808	5
Net annuitization activity	(43,725)	(78,476)	3,862	(6,721)

Net increase (decrease) from contract owner transactions	(12,173,028)	(13,358,577)	(801,968)	1,927,998

Total increase (decrease) in net assets	1,189,898	(15,545,655)	4,238,276	861,228

Net assets at beginning of year	94,329,872	109,875,527	35,557,705	34,696,477
Net assets at end of year	$ 95,519,770	$ 94,329,872	$ 39,795,981	$ 35,557,705

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	EME Sub-Account		EM1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (127,699)	$ (400,766)	$ (268,268)	$ (437,643)
Net realized gains (losses)	(1,718,908)	(2,112,396)	1,270,656	2,994,338
Net change in unrealized appreciation (depreciation)	7,697,619	(6,970,297)	4,216,161	(9,923,358)
Net increase (decrease) from operations	5,851,012	(9,483,459)	5,218,549	(7,366,663)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,143,986	408,039	261,734	5,191,493
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,460,871)	138,128	(952,508)	4,017,240
Withdrawals, surrenders, annuitizations
and contract charges	(6,568,985)	(6,626,517)	(3,439,632)	(2,993,420)
Net accumulation activity	(6,885,870)	(6,080,350)	(4,130,406)	6,215,313

Annuitization Activity:
Annuitizations	-	63,811	7,355	-
Annuity payments and contract charges	(31,717)	(33,040)	(1,387)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(28,819)	28,169	(87)	-
Net annuitization activity	(60,536)	58,940	5,881	-

Net increase (decrease) from contract owner transactions	(6,946,406)	(6,021,410)	(4,124,525)	6,215,313

Total increase (decrease) in net assets	(1,095,394)	(15,504,869)	1,094,024	(1,151,350)

Net assets at beginning of year	36,670,610	52,175,479	32,459,265	33,610,615
Net assets at end of year	$ 35,575,216	$ 36,670,610	$ 33,553,289	$ 32,459,265

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GGS Sub-Account		GG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 362,383	$ 222,825	$ 22,216	$ 11,181
Net realized gains (losses)	209,765	278,145	49,262	74,948
Net change in unrealized appreciation (depreciation)	(750,677)	669,954	(98,526)	24,962
Net increase (decrease) from operations	(178,529)	1,170,924	(27,048)	111,091

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	745,359	197,470	102,155	28,234
Transfers between Sub-Accounts
(including the Fixed Account), net	306,264	931,277	155,703	(159,788)
Withdrawals, surrenders, annuitizations
and contract charges	(3,837,779)	(3,873,858)	(585,378)	(455,705)
Net accumulation activity	(2,786,156)	(2,745,111)	(327,520)	(587,259)

Annuitization Activity:
Annuitizations	-	-	6,929	-
Annuity payments and contract charges	(11,137)	(15,685)	(1,305)	(1,996)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,625)	(5,640)	1,467	(97)
Net annuitization activity	(13,762)	(21,325)	7,091	(2,093)

Net increase (decrease) from contract owner transactions	(2,799,918)	(2,766,436)	(320,429)	(589,352)

Total increase (decrease) in net assets	(2,978,447)	(1,595,512)	(347,477)	(478,261)

Net assets at beginning of year	26,008,011	27,603,523	2,593,778	3,072,039
Net assets at end of year	$ 23,029,564	$ 26,008,011	$ 2,246,301	$ 2,593,778

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GGR Sub-Account		GG2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (388,037)	$ (438,994)	$ (37,730)	$ (43,540)
Net realized gains (losses)	3,139,130	3,659,137	167,709	165,559
Net change in unrealized appreciation (depreciation)	6,472,790	(7,824,199)	382,139	(405,842)
Net increase (decrease) from operations	9,223,883	(4,604,056)	512,118	(283,823)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	527,793	434,023	16,775	5,158
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,074,426)	(2,222,724)	240,866	(66,116)
Withdrawals, surrenders, annuitizations
and contract charges	(7,788,260)	(8,230,272)	(703,840)	(644,795)
Net accumulation activity	(8,334,893)	(10,018,973)	(446,199)	(705,753)

Annuitization Activity:
Annuitizations	9,751	14,340	-	-
Annuity payments and contract charges	(43,633)	(115,487)	(1,942)	(1,964)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(33,135)	11,975	(348)	45
Net annuitization activity	(67,017)	(89,172)	(2,290)	(1,919)

Net increase (decrease) from contract owner transactions	(8,401,910)	(10,108,145)	(448,489)	(707,672)

Total increase (decrease) in net assets	821,973	(14,712,201)	63,629	(991,495)

Net assets at beginning of year	53,695,583	68,407,784	3,012,570	4,004,065
Net assets at end of year	$ 54,517,556	$ 53,695,583	$ 3,076,199	$ 3,012,570

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RES Sub-Account		RE1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 187,767	$ (266,448)	$ (35,744)	$ (102,447)
Net realized gains (losses)	3,065,876	2,791,004	637,091	331,006
Net change in unrealized appreciation (depreciation)	12,958,955	(12,350,744)	1,136,523	(1,310,807)
Net increase (decrease) from operations	16,212,598	(9,826,188)	1,737,870	(1,082,248)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,739,929	1,332,172	179,492	110,376
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,416,966)	(3,126,379)	(473,121)	376,916
Withdrawals, surrenders, annuitizations
and contract charges	(14,773,965)	(14,005,026)	(2,062,213)	(3,306,404)
Net accumulation activity	(16,451,002)	(15,799,233)	(2,355,842)	(2,819,112)

Annuitization Activity:
Annuitizations	19,288	23,638	-	-
Annuity payments and contract charges	(81,373)	(99,229)	(629)	(2,448)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(58,875)	25,345	1,196	69
Net annuitization activity	(120,960)	(50,246)	567	(2,379)

Net increase (decrease) from contract owner transactions	(16,571,962)	(15,849,479)	(2,355,275)	(2,821,491)

Total increase (decrease) in net assets	(359,364)	(25,675,667)	(617,405)	(3,903,739)

Net assets at beginning of year	112,370,557	138,046,224	12,311,637	16,215,376
Net assets at end of year	$ 112,011,193	$ 112,370,557	$ 11,694,232	$ 12,311,637

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GTR Sub-Account		GT2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 344,156	$ (354,095)	$ 1,620,924	$ (3,721,553)
Net realized gains (losses)	(1,630,286)	(1,827,783)	3,995,407	4,482,568
Net change in unrealized appreciation (depreciation)	6,799,075	2,430,147	60,288,697	(10,072,819)
Net increase (decrease) from operations	5,512,945	248,269	65,905,028	(9,311,804)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,168,062	680,997	16,377,113	419,924,472
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,538,827)	848,302	21,149,616	105,954,293
Withdrawals, surrenders, annuitizations
and contract charges	(9,650,002)	(11,119,515)	(38,720,043)	(22,175,874)
Net accumulation activity	(10,020,767)	(9,590,216)	(1,193,314)	503,702,891

Annuitization Activity:
Annuitizations	123,704	2,541	-	-
Annuity payments and contract charges	(78,785)	(71,687)	(3,552)	(2,072)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(53,435)	(19,035)	1,559	(81)
Net annuitization activity	(8,516)	(88,181)	(1,993)	(2,153)

Net increase (decrease) from contract owner transactions	(10,029,283)	(9,678,397)	(1,195,307)	503,700,738

Total increase (decrease) in net assets	(4,516,338)	(9,430,128)	64,709,721	494,388,934

Net assets at beginning of year	73,752,769	83,182,897	868,419,521	374,030,587
Net assets at end of year	$ 69,236,431	$ 73,752,769	$ 933,129,242	$ 868,419,521

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GSS Sub-Account		MFK Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 2,716,415	$ 3,885,749	$ 4,409,257	$ 7,322,277
Net realized gains (losses)	4,063,049	2,894,408	7,984,898	7,327,698
Net change in unrealized appreciation (depreciation)	(5,047,711)	2,851,977	(10,113,595)	5,718,871
Net increase (decrease) from operations	1,731,753	9,632,134	2,280,560	20,368,846

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,493,731	3,392,381	4,535,442	26,558,221
Transfers between Sub-Accounts
(including the Fixed Account), net	6,322,531	(2,526,229)	23,684,097	(22,504,527)
Withdrawals, surrenders, annuitizations
and contract charges	(20,155,299)	(29,902,894)	(44,549,024)	(43,432,519)
Net accumulation activity	(11,339,037)	(29,036,742)	(16,329,485)	(39,378,825)

Annuitization Activity:
Annuitizations	50,666	35,648	12,099	-
Annuity payments and contract charges	(116,723)	(131,706)	(25,746)	(28,050)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	12,293	5,549	(4,071)	(6,365)
Net annuitization activity	(53,764)	(90,509)	(17,718)	(34,415)

Net increase (decrease) from contract owner transactions	(11,392,801)	(29,127,251)	(16,347,203)	(39,413,240)

Total increase (decrease) in net assets	(9,661,048)	(19,495,117)	(14,066,643)	(19,044,394)

Net assets at beginning of year	162,926,999	182,422,116	379,366,472	398,410,866
Net assets at end of year	$ 153,265,951	$ 162,926,999	$ 365,299,829	$ 379,366,472

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HYS Sub-Account		MFC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 4,841,916	$ 6,694,185	$ 3,248,707	$ 5,302,344
Net realized gains (losses)	1,689,107	(1,663,443)	3,279,450	(885,227)
Net change in unrealized appreciation (depreciation)	4,744,262	(2,362,572)	1,975,511	(2,491,984)
Net increase (decrease) from operations	11,275,285	2,668,170	8,503,668	1,925,133

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,098,363	1,850,064	1,024,667	732,679
Transfers between Sub-Accounts
(including the Fixed Account), net	3,283,516	(607,041)	28,922,125	(4,284,365)
Withdrawals, surrenders, annuitizations
and contract charges	(10,592,675)	(16,150,520)	(12,506,280)	(14,474,851)
Net accumulation activity	(6,210,796)	(14,907,497)	17,440,512	(18,026,537)

Annuitization Activity:
Annuitizations	-	45,210	7,108	-
Annuity payments and contract charges	(72,202)	(71,120)	(10,422)	(9,368)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(107,809)	(29,757)	(2,313)	(1,348)
Net annuitization activity	(180,011)	(55,667)	(5,627)	(10,716)

Net increase (decrease) from contract owner transactions	(6,390,807)	(14,963,164)	17,434,885	(18,037,253)

Total increase (decrease) in net assets	4,884,478	(12,294,994)	25,938,553	(16,112,120)

Net assets at beginning of year	87,099,806	99,394,800	72,995,788	89,107,908
Net assets at end of year	$ 91,984,284	$ 87,099,806	$ 98,934,341	$ 72,995,788

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	IGS Sub-Account		IG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (235,787)	$ (199,043)	$ (211,089)	$ (186,216)
Net realized gains (losses)	(3,684,701)	1,381,325	(260,949)	2,266,309
Net change in unrealized appreciation (depreciation)	12,733,313	(8,348,282)	4,499,986	(5,431,548)
Net increase (decrease) from operations	8,812,825	(7,166,000)	4,027,948	(3,351,455)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	655,630	723,550	200,706	1,842,154
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,625,767)	(1,153,199)	(2,315,832)	1,122,831
Withdrawals, surrenders, annuitizations
and contract charges	(6,101,708)	(8,227,026)	(2,904,766)	(2,652,125)
Net accumulation activity	(8,071,845)	(8,656,675)	(5,019,892)	312,860

Annuitization Activity:
Annuitizations	-	13,142	10,729	-
Annuity payments and contract charges	(19,924)	(26,696)	(2,101)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(18,523)	8,795	656	99
Net annuitization activity	(38,447)	(4,759)	9,284	99

Net increase (decrease) from contract owner transactions	(8,110,292)	(8,661,434)	(5,010,608)	312,959

Total increase (decrease) in net assets	702,533	(15,827,434)	(982,660)	(3,038,496)

Net assets at beginning of year	51,034,318	66,861,752	24,149,594	27,188,090
Net assets at end of year	$ 51,736,851	$ 51,034,318	$ 23,166,934	$ 24,149,594

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MII Sub-Account		MI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 51,291	$ (104,361)	$ (473,284)	$ (1,167,495)
Net realized gains (losses)	(1,350,849)	(2,126,151)	(4,710,450)	(7,214,597)
Net change in unrealized appreciation (depreciation)	7,517,261	951,034	25,903,129	3,308,356
Net increase (decrease) from operations	6,217,703	(1,279,478)	20,719,395	(5,073,736)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	517,765	573,059	1,014,979	2,468,044
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,345,517)	(1,876,325)	(11,063,652)	(11,029,644)
Withdrawals, surrenders, annuitizations
and contract charges	(5,627,709)	(6,635,187)	(21,877,058)	(20,879,495)
Net accumulation activity	(7,455,461)	(7,938,453)	(31,925,731)	(29,441,095)

Annuitization Activity:
Annuitizations	68,946	17,416	-	-
Annuity payments and contract charges	(37,210)	(33,901)	(2,812)	(2,956)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(16,993)	(5,865)	(597)	256
Net annuitization activity	14,743	(22,350)	(3,409)	(2,700)

Net increase (decrease) from contract owner transactions	(7,440,718)	(7,960,803)	(31,929,140)	(29,443,795)

Total increase (decrease) in net assets	(1,223,015)	(9,240,281)	(11,209,745)	(34,517,531)

Net assets at beginning of year	46,177,756	55,418,037	158,156,916	192,674,447
Net assets at end of year	$ 44,954,741	$ 46,177,756	$ 146,947,171	$ 158,156,916

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIS Sub-Account		M1B Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (3,337,912)	$ (2,936,236)	$ (739,859)	$ (765,592)
Net realized gains (losses)	12,387,867	10,265,533	2,118,772	1,365,568
Net change in unrealized appreciation (depreciation)	38,925,130	(8,477,280)	5,437,176	(845,710)
Net increase (decrease) from operations	47,975,085	(1,147,983)	6,816,089	(245,734)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,379,014	4,941,279	560,402	588,346
Transfers between Sub-Accounts
(including the Fixed Account), net	(10,252,388)	(9,321,755)	(1,561,034)	(3,360,989)
Withdrawals, surrenders, annuitizations
and contract charges	(39,384,323)	(47,535,979)	(8,993,045)	(12,225,635)
Net accumulation activity	(45,257,697)	(51,916,455)	(9,993,677)	(14,998,278)

Annuitization Activity:
Annuitizations	113,570	44,815	17,529	-
Annuity payments and contract charges	(324,891)	(441,257)	(8,151)	(5,011)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(57,229)	1,472	713	(138)
Net annuitization activity	(268,550)	(394,970)	10,091	(5,149)

Net increase (decrease) from contract owner transactions	(45,526,247)	(52,311,425)	(9,983,586)	(15,003,427)

Total increase (decrease) in net assets	2,448,838	(53,459,408)	(3,167,497)	(15,249,161)

Net assets at beginning of year	321,011,298	374,470,706	48,424,976	63,674,137
Net assets at end of year	$ 323,460,136	$ 321,011,298	$ 45,257,479	$ 48,424,976

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MCS Sub-Account		MC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (186,472)	$ (343,244)	$ (111,696)	$ (211,573)
Net realized gains (losses)	3,372,697	(162,810)	3,389,220	434,600
Net change in unrealized appreciation (depreciation)	(987,298)	(1,293,631)	(2,114,137)	(1,156,994)
Net increase (decrease) from operations	2,198,927	(1,799,685)	1,163,387	(933,967)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	69,024	259,621	17,222	92,590
Transfers between Sub-Accounts
(including the Fixed Account), net	(20,249,462)	(610,400)	(10,556,947)	(500,708)
Withdrawals, surrenders, annuitizations
and contract charges	(1,592,665)	(3,190,975)	(1,352,819)	(3,002,106)
Net accumulation activity	(21,773,103)	(3,541,754)	(11,892,544)	(3,410,224)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(3,290)	(7,616)	(221)	(1,538)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	9,579	1,487	1,349	63
Net annuitization activity	6,289	(6,129)	1,128	(1,475)

Net increase (decrease) from contract owner transactions	(21,766,814)	(3,547,883)	(11,891,416)	(3,411,699)

Total increase (decrease) in net assets	(19,567,887)	(5,347,568)	(10,728,029)	(4,345,666)

Net assets at beginning of year	19,567,887	24,915,455	10,728,029	15,073,695
Net assets at end of year	$ -	$ 19,567,887	$ -	$ 10,728,029

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MMS Sub-Account		MM1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (1,228,458)	$ (1,472,427)	$ (2,147,580)	$ (2,396,162)
Net realized gains (losses)	(5)	-	(11)	-
Net change in unrealized appreciation (depreciation)	-	-	-	-
Net increase (decrease) from operations	(1,228,463)	(1,472,427)	(2,147,591)	(2,396,162)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,732,035	5,749,297	1,535,197	3,052,697
Transfers between Sub-Accounts
(including the Fixed Account), net	18,627,542	19,835,279	207,630,983	53,527,157
Withdrawals, surrenders, annuitizations
and contract charges	(32,339,624)	(41,816,757)	(56,892,418)	(88,933,627)
Net accumulation activity	(8,980,047)	(16,232,181)	152,273,762	(32,353,773)

Annuitization Activity:
Annuitizations	73,240	193,878	-	-
Annuity payments and contract charges	(178,051)	(160,292)	(15,080)	(27,656)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	24,572	(27,229)	(506)	(1,061)
Net annuitization activity	(80,239)	6,357	(15,586)	(28,717)

Net increase (decrease) from contract owner transactions	(9,060,286)	(16,225,824)	152,258,176	(32,382,490)

Total increase (decrease) in net assets	(10,288,749)	(17,698,251)	150,110,585	(34,778,652)

Net assets at beginning of year	96,023,462	113,721,713	123,622,795	158,401,447
Net assets at end of year	$ 85,734,713	$ 96,023,462	$ 273,733,380	$ 123,622,795

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NWD Sub-Account		M1A Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (858,375)	$ (956,720)	$ (1,049,944)	$ (1,250,462)
Net realized gains (losses)	6,917,795	8,392,205	9,737,638	9,910,344
Net change in unrealized appreciation (depreciation)	4,289,234	(14,624,715)	2,319,685	(16,413,135)
Net increase (decrease) from operations	10,348,654	(7,189,230)	11,007,379	(7,753,253)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	627,004	1,449,456	374,172	513,982
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,393,001)	896,622	(2,514,774)	(614,378)
Withdrawals, surrenders, annuitizations
and contract charges	(6,566,641)	(9,562,337)	(10,929,796)	(11,882,631)
Net accumulation activity	(7,332,638)	(7,216,259)	(13,070,398)	(11,983,027)

Annuitization Activity:
Annuitizations	3,520	13,280	10,730	-
Annuity payments and contract charges	(17,311)	(52,917)	(7,817)	(10,473)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(25,205)	3,813	3,820	822
Net annuitization activity	(38,996)	(35,824)	6,733	(9,651)

Net increase (decrease) from contract owner transactions	(7,371,634)	(7,252,083)	(13,063,665)	(11,992,678)

Total increase (decrease) in net assets	2,977,020	(14,441,313)	(2,056,286)	(19,745,931)

Net assets at beginning of year	54,685,774	69,127,087	60,310,390	80,056,321
Net assets at end of year	$ 57,662,794	$ 54,685,774	$ 58,254,104	$ 60,310,390

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	RIS Sub-Account		RI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 217,222	$ 212,925	$ 197,689	$ 26,719
Net realized gains (losses)	(2,942,732)	(2,839,308)	(9,502,774)	(9,675,153)
Net change in unrealized appreciation (depreciation)	7,225,766	(1,910,466)	21,674,933	(2,640,814)
Net increase (decrease) from operations	4,500,256	(4,536,849)	12,369,848	(12,289,248)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	280,570	432,111	499,659	2,551,004
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,255,259)	(905,203)	(5,159,934)	1,399,067
Withdrawals, surrenders, annuitizations
and contract charges	(3,789,336)	(4,721,794)	(12,988,326)	(14,817,447)
Net accumulation activity	(4,764,025)	(5,194,886)	(17,648,601)	(10,867,376)

Annuitization Activity:
Annuitizations	3,135	3,435	-	-
Annuity payments and contract charges	(14,485)	(14,350)	(2,979)	(2,780)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(4,893)	(2,442)	(194)	376
Net annuitization activity	(16,243)	(13,357)	(3,173)	(2,404)

Net increase (decrease) from contract owner transactions	(4,780,268)	(5,208,243)	(17,651,774)	(10,869,780)

Total increase (decrease) in net assets	(280,012)	(9,745,092)	(5,281,926)	(23,159,028)

Net assets at beginning of year	32,506,107	42,251,199	90,237,045	113,396,073
Net assets at end of year	$ 32,226,095	$ 32,506,107	$ 84,955,119	$ 90,237,045

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SIS Sub-Account		SI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 1,539,325	$ 1,614,515	$ 327,429	$ 404,866
Net realized gains (losses)	108,198	(272,861)	245,828	64,492
Net change in unrealized appreciation (depreciation)	1,668,943	(141,430)	198,331	(195,560)
Net increase (decrease) from operations	3,316,466	1,200,224	771,588	273,798

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	330,194	685,234	214,845	834,847
Transfers between Sub-Accounts
(including the Fixed Account), net	4,669,484	2,662,657	105,624	542,739
Withdrawals, surrenders, annuitizations
and contract charges	(3,698,418)	(6,667,875)	(2,628,428)	(2,118,287)
Net accumulation activity	1,301,260	(3,319,984)	(2,307,959)	(740,701)

Annuitization Activity:
Annuitizations	-	4,641	-	-
Annuity payments and contract charges	(22,849)	(30,389)	(4,190)	(3,303)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	10,683	2,938	2,633	(183)
Net annuitization activity	(12,166)	(22,810)	(1,557)	(3,486)

Net increase (decrease) from contract owner transactions	1,289,094	(3,342,794)	(2,309,516)	(744,187)

Total increase (decrease) in net assets	4,605,560	(2,142,570)	(1,537,928)	(470,389)

Net assets at beginning of year	36,916,404	39,058,974	10,019,560	10,489,949
Net assets at end of year	$ 41,521,964	$ 36,916,404	$ 8,481,632	$ 10,019,560

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TEC Sub-Account		TE1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (217,483)	$ (221,785)	$ (23,232)	$ (25,788)
Net realized gains (losses)	1,356,958	1,312,661	157,964	183,554
Net change in unrealized appreciation (depreciation)	632,920	(1,093,071)	35,911	(166,157)
Net increase (decrease) from operations	1,772,395	(2,195)	170,643	(8,391)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	99,616	80,861	1,428	50,073
Transfers between Sub-Accounts
(including the Fixed Account), net	(291,391)	356,586	(134,005)	(10,029)
Withdrawals, surrenders, annuitizations
and contract charges	(3,181,285)	(1,691,719)	(260,429)	(351,568)
Net accumulation activity	(3,373,060)	(1,254,272)	(393,006)	(311,524)

Annuitization Activity:
Annuitizations	32,912	-	-	-
Annuity payments and contract charges	(5,869)	(3,414)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,058)	(127)	-	-
Net annuitization activity	24,985	(3,541)	-	-

Net increase (decrease) from contract owner transactions	(3,348,075)	(1,257,813)	(393,006)	(311,524)

Total increase (decrease) in net assets	(1,575,680)	(1,260,008)	(222,363)	(319,915)

Net assets at beginning of year	14,582,085	15,842,093	1,456,301	1,776,216
Net assets at end of year	$ 13,006,405	$ 14,582,085	$ 1,233,938	$ 1,456,301

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TRS Sub-Account		MFJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 5,255,220	$ 6,096,491	$ 3,945,695	$ 4,968,703
Net realized gains (losses)	704,223	(2,769,230)	(12,545,748)	(19,163,907)
Net change in unrealized appreciation (depreciation)	36,245,628	(513,636)	64,307,994	14,724,697
Net increase (decrease) from operations	42,205,071	2,813,625	55,707,941	529,493

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,322,003	7,287,457	8,698,826	33,086,471
Transfers between Sub-Accounts
(including the Fixed Account), net	(5,232,714)	(2,379,971)	(8,629,773)	(15,321,538)
Withdrawals, surrenders, annuitizations
and contract charges	(55,407,936)	(66,302,208)	(103,735,161)	(100,111,041)
Net accumulation activity	(53,318,647)	(61,394,722)	(103,666,108)	(82,346,108)

Annuitization Activity:
Annuitizations	64,923	328,459	-	-
Annuity payments and contract charges	(573,580)	(590,765)	(17,331)	(24,238)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	110,968	(123,567)	18,867	(4,635)
Net annuitization activity	(397,689)	(385,873)	1,536	(28,873)

Net increase (decrease) from contract owner transactions	(53,716,336)	(61,780,595)	(103,664,572)	(82,374,981)

Total increase (decrease) in net assets	(11,511,265)	(58,966,970)	(47,956,631)	(81,845,488)

Net assets at beginning of year	447,577,850	506,544,820	643,062,830	724,908,318
Net assets at end of year	$ 436,066,585	$ 447,577,850	$ 595,106,199	$ 643,062,830

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	UTS Sub-Account		MFE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 4,851,925	$ 3,279,060	$ 3,082,459	$ 1,836,045
Net realized gains (losses)	7,434,570	10,818,373	8,074,786	(1,250,241)
Net change in unrealized appreciation (depreciation)	5,787,625	(4,977,596)	1,609,239	4,756,412
Net increase (decrease) from operations	18,074,120	9,119,837	12,766,484	5,342,216

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,708,778	1,962,473	840,363	4,512,983
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,373,323)	(1,102,279)	(8,798,770)	6,416,240
Withdrawals, surrenders, annuitizations
and contract charges	(19,045,467)	(21,767,374)	(15,354,252)	(11,092,566)
Net accumulation activity	(20,710,012)	(20,907,180)	(23,312,659)	(163,343)

Annuitization Activity:
Annuitizations	5,919	68,016	-	-
Annuity payments and contract charges	(136,270)	(152,914)	(1,416)	(5,415)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(52,561)	(36,555)	4,589	(345)
Net annuitization activity	(182,912)	(121,453)	3,173	(5,760)

Net increase (decrease) from contract owner transactions	(20,892,924)	(21,028,633)	(23,309,486)	(169,103)

Total increase (decrease) in net assets	(2,818,804)	(11,908,796)	(10,543,002)	5,173,113

Net assets at beginning of year	153,739,354	165,648,150	116,649,151	111,476,038
Net assets at end of year	$ 150,920,550	$ 153,739,354	$ 106,106,149	$ 116,649,151

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MVS Sub-Account		MV1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 400,722	$ 214,314	$ (181,308)	$ (578,891)
Net realized gains (losses)	213,559	4,784,422	10,596,913	7,851,039
Net change in unrealized appreciation (depreciation)	14,048,886	(6,433,295)	14,931,597	(10,684,885)
Net increase (decrease) from operations	14,663,167	(1,434,559)	25,347,202	(3,412,737)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,486,164	1,560,714	2,228,676	5,877,787
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,023,732)	(1,462,773)	(13,907,649)	(7,617,136)
Withdrawals, surrenders, annuitizations
and contract charges	(13,828,350)	(15,445,829)	(25,352,722)	(24,562,258)
Net accumulation activity	(15,365,918)	(15,347,888)	(37,031,695)	(26,301,607)

Annuitization Activity:
Annuitizations	120,682	13,436	22,629	-
Annuity payments and contract charges	(100,812)	(104,120)	(2,150)	(8,428)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(20,322)	(6,318)	3,987	(632)
Net annuitization activity	(452)	(97,002)	24,466	(9,060)

Net increase (decrease) from contract owner transactions	(15,366,370)	(15,444,890)	(37,007,229)	(26,310,667)

Total increase (decrease) in net assets	(703,203)	(16,879,449)	(11,660,027)	(29,723,404)

Net assets at beginning of year	105,498,403	122,377,852	189,800,608	219,524,012
Net assets at end of year	$ 104,795,200	$ 105,498,403	$ 178,140,581	$ 189,800,608

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	VSC Sub-Account		6XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (1,474,778)	$ (1,774,895)	$ 8,872,104	$ (2,990,651)
Net realized gains (losses)	10,808,246	1,847,760	43,744,093	41,852,791
Net change in unrealized appreciation (depreciation)	4,089,558	(7,627,055)	8,326,104	(47,984,269)
Net increase (decrease) from operations	13,423,026	(7,554,190)	60,942,301	(9,122,129)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	970,686	3,945,091	13,074,614	173,964,422
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,874,683)	(560,531)	4,170,734	55,980,480
Withdrawals, surrenders, annuitizations
and contract charges	(13,712,796)	(12,873,408)	(60,530,978)	(42,818,573)
Net accumulation activity	(15,616,793)	(9,488,848)	(43,285,630)	187,126,329

Annuitization Activity:
Annuitizations	6,732	-	-	-
Annuity payments and contract charges	(3,015)	(2,896)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(683)	199	122	(1)
Net annuitization activity	3,034	(2,697)	122	(1)

Net increase (decrease) from contract owner transactions	(15,613,759)	(9,491,545)	(43,285,508)	187,126,328

Total increase (decrease) in net assets	(2,190,733)	(17,045,735)	17,656,793	178,004,199

Net assets at beginning of year	109,689,042	126,734,777	888,251,353	710,247,154
Net assets at end of year	$ 107,498,309	$ 109,689,042	$ 905,908,146	$ 888,251,353

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC3 Sub-Account		SRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (32,326)	$ 233,275	$ (1,110,315)	$ 5,304,514
Net realized gains (losses)	536,780	426,243	9,679,214	(1,570,819)
Net change in unrealized appreciation (depreciation)	452,299	(1,044,310)	18,021,333	(14,420,225)
Net increase (decrease) from operations	956,753	(384,792)	26,590,232	(10,686,530)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	58,749	49,464	762,911	4,290,298
Transfers between Sub-Accounts
(including the Fixed Account), net	(416,581)	(61,747)	(15,898,478)	(1,443,737)
Withdrawals, surrenders, annuitizations
and contract charges	(818,781)	(1,175,218)	(15,421,872)	(15,434,338)
Net accumulation activity	(1,176,613)	(1,187,501)	(30,557,439)	(12,587,777)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,358)	(1,346)	(3,262)	(2,693)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(307)	16	(592)	191
Net annuitization activity	(1,665)	(1,330)	(3,854)	(2,502)

Net increase (decrease) from contract owner transactions	(1,178,278)	(1,188,831)	(30,561,293)	(12,590,279)

Total increase (decrease) in net assets	(221,525)	(1,573,623)	(3,971,061)	(23,276,809)

Net assets at beginning of year	3,946,846	5,520,469	108,995,302	132,272,111
Net assets at end of year	$ 3,725,321	$ 3,946,846	$ 105,024,241	$ 108,995,302

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	8XX Sub-Account		5XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 3,471,535	$ (429,886)	$ (2,389,019)	$ 741,367
Net realized gains (losses)	35,713,055	65,402,564	23,715,865	10,330,919
Net change in unrealized appreciation (depreciation)	13,110,635	(95,398,898)	(5,847,739)	8,524,790
Net increase (decrease) from operations	52,295,225	(30,426,220)	15,479,107	19,597,076

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,191,043	12,368,927	4,853,334	75,211,011
Transfers between Sub-Accounts
(including the Fixed Account), net	(14,538,498)	353,308	22,072,952	33,400,275
Withdrawals, surrenders, annuitizations
and contract charges	(29,204,307)	(23,032,197)	(20,941,347)	(14,851,141)
Net accumulation activity	(41,551,762)	(10,309,962)	5,984,939	93,760,145

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(41,551,762)	(10,309,962)	5,984,939	93,760,145

Total increase (decrease) in net assets	10,743,463	(40,736,182)	21,464,046	113,357,221

Net assets at beginning of year	506,828,400	547,564,582	262,236,569	148,879,348
Net assets at end of year	$ 517,571,863	$ 506,828,400	$ 283,700,615	$ 262,236,569

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SDC Sub-Account		S15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (2,919,570)	$ (3,190,460)	$ (1,338,779)	$ (1,198,558)
Net realized gains (losses)	1,588,974	6,086,217	201,797	2,046,723
Net change in unrealized appreciation (depreciation)	3,600,483	(9,383,407)	1,698,969	(3,414,688)
Net increase (decrease) from operations	2,269,887	(6,487,650)	561,987	(2,566,523)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,131,843	4,211,701	2,218,768	31,112,280
Transfers between Sub-Accounts
(including the Fixed Account), net	30,148,770	(27,211,794)	13,435,024	20,425,797
Withdrawals, surrenders, annuitizations
and contract charges	(83,392,384)	(92,350,783)	(26,092,578)	(9,939,250)
Net accumulation activity	(50,111,771)	(115,350,876)	(10,438,786)	41,598,827

Annuitization Activity:
Annuitizations	-	-	14,456	-
Annuity payments and contract charges	(24,716)	(25,553)	(488)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(474)	(432)	(323)	-
Net annuitization activity	(25,190)	(25,985)	13,645	-

Net increase (decrease) from contract owner transactions	(50,136,961)	(115,376,861)	(10,425,141)	41,598,827

Total increase (decrease) in net assets	(47,867,074)	(121,864,511)	(9,863,154)	39,032,304

Net assets at beginning of year	516,137,066	638,001,577	178,971,071	139,938,767
Net assets at end of year	$ 468,269,992	$ 516,137,066	$ 169,107,917	$ 178,971,071

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SGC Sub-Account		S13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (377,239)	$ (418,552)	$ (255,299)	$ (251,550)
Net realized gains (losses)	12,168,299	11,511,104	4,425,940	4,153,318
Net change in unrealized appreciation (depreciation)	(4,712,364)	(10,552,639)	(294,555)	(4,318,009)
Net increase (decrease) from operations	7,078,696	539,913	3,876,086	(416,241)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	224,078	307,842	183,852	2,531,779
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,589,474)	(3,695,813)	(347,218)	2,477,465
Withdrawals, surrenders, annuitizations
and contract charges	(8,230,330)	(8,506,105)	(2,225,564)	(1,497,071)
Net accumulation activity	(9,595,726)	(11,894,076)	(2,388,930)	3,512,173

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(4,148)	(3,809)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(254)	(156)	-	-
Net annuitization activity	(4,402)	(3,965)	-	-

Net increase (decrease) from contract owner transactions	(9,600,128)	(11,898,041)	(2,388,930)	3,512,173

Total increase (decrease) in net assets	(2,521,432)	(11,358,128)	1,487,156	3,095,932

Net assets at beginning of year	52,578,640	63,936,768	27,863,552	24,767,620
Net assets at end of year	$ 50,057,208	$ 52,578,640	$ 29,350,708	$ 27,863,552

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	7XX Sub-Account		2XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 12,449,509	$ (7,266,635)	$ (185,585)	$ (142,431)
Net realized gains (losses)	71,750,284	88,125,618	(64,720)	2,326,503
Net change in unrealized appreciation (depreciation)	63,221,700	(145,665,536)	1,112,237	(3,160,600)
Net increase (decrease) from operations	147,421,493	(64,806,553)	861,932	(976,528)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	16,604,207	348,024,369	31,715	761,018
Transfers between Sub-Accounts
(including the Fixed Account), net	44,588,438	152,297,889	(361,206)	240,008
Withdrawals, surrenders, annuitizations
and contract charges	(83,307,213)	(70,080,402)	(557,499)	(597,405)
Net accumulation activity	(22,114,568)	430,241,856	(886,990)	403,621

Annuitization Activity:
Annuitizations	1,235,977	-	-	-
Annuity payments and contract charges	(255,727)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(35,726)	-	-	-
Net annuitization activity	944,524	-	-	-

Net increase (decrease) from contract owner transactions	(21,170,044)	430,241,856	(886,990)	403,621

Total increase (decrease) in net assets	126,251,449	365,435,303	(25,058)	(572,907)

Net assets at beginning of year	1,721,386,983	1,355,951,680	10,975,717	11,548,624
Net assets at end of year	$1,847,638,432	$1,721,386,983	$ 10,950,659	$ 10,975,717

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAW Sub-Account		VKM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (13,240)	$ (38)	$ (254,173)	$ (256,078)
Net realized gains (losses)	9,851	(1)	1,920,986	2,267,652
Net change in unrealized appreciation (depreciation)	(35,564)	(668)	(727,362)	(3,638,876)
Net increase (decrease) from operations	(38,953)	(707)	939,451	(1,627,302)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,614	14,590	77,884	1,180,837
Transfers between Sub-Accounts
(including the Fixed Account), net	697,935	9,666	(1,341,940)	1,604,746
Withdrawals, surrenders, annuitizations
and contract charges	(10,993)	-	(963,785)	(1,123,916)
Net accumulation activity	699,556	24,256	(2,227,841)	1,661,667

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	699,556	24,256	(2,227,841)	1,661,667

Total increase (decrease) in net assets	660,603	23,549	(1,288,390)	34,365

Net assets at beginning of year	23,549	-	14,623,674	14,589,309
Net assets at end of year	$ 684,152	$ 23,549	$ 13,335,284	$ 14,623,674

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OBV Sub-Account		OCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (65,310)	$ 55,002	$ (320,961)	$ (410,541)
Net realized gains (losses)	526,188	373,844	981,476	(278,018)
Net change in unrealized appreciation (depreciation)	778,369	(608,198)	2,114,075	(93,688)
Net increase (decrease) from operations	1,239,247	(179,352)	2,774,590	(782,247)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	39,638	10,438	279,110	1,224,360
Transfers between Sub-Accounts
(including the Fixed Account), net	49,428	556,313	(405,209)	330,957
Withdrawals, surrenders, annuitizations
and contract charges	(1,021,214)	(1,089,038)	(3,171,788)	(3,699,323)
Net accumulation activity	(932,148)	(522,287)	(3,297,887)	(2,144,006)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(2,334)	(2,278)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(279)	(77)
Net annuitization activity	-	-	(2,613)	(2,355)

Net increase (decrease) from contract owner transactions	(932,148)	(522,287)	(3,300,500)	(2,146,361)

Total increase (decrease) in net assets	307,099	(701,639)	(525,910)	(2,928,608)

Net assets at beginning of year	12,476,713	13,178,352	23,384,048	26,312,656
Net assets at end of year	$ 12,783,812	$ 12,476,713	$ 22,858,138	$ 23,384,048

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OGG Sub-Account		OMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 69,948	$ (201,893)	$ (3,986,662)	$ (4,820,441)
Net realized gains (losses)	1,126,964	(1,392,825)	(11,151,689)	(23,494,767)
Net change in unrealized appreciation (depreciation)	3,792,966	(1,658,822)	67,240,199	19,150,868
Net increase (decrease) from operations	4,989,878	(3,253,540)	52,101,848	(9,164,340)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	202,517	2,649,918	2,252,800	3,084,994
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,270,755)	409,087	(26,058,571)	(21,325,654)
Withdrawals, surrenders, annuitizations
and contract charges	(3,490,912)	(4,141,458)	(58,808,713)	(66,408,906)
Net accumulation activity	(6,559,150)	(1,082,453)	(82,614,484)	(84,649,566)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(16,626)	(14,722)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,646)	269
Net annuitization activity	-	-	(18,272)	(14,453)

Net increase (decrease) from contract owner transactions	(6,559,150)	(1,082,453)	(82,632,756)	(84,664,019)

Total increase (decrease) in net assets	(1,569,272)	(4,335,993)	(30,530,908)	(93,828,359)

Net assets at beginning of year	28,580,499	32,916,492	377,082,799	470,911,158
Net assets at end of year	$ 27,011,227	$ 28,580,499	$ 346,551,891	$ 377,082,799

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OMS Sub-Account		AAQ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (125,432)	$ (136,236)	$ (742)	$ (3)
Net realized gains (losses)	328,299	260,424	2,498	-
Net change in unrealized appreciation (depreciation)	1,062,698	(501,351)	2,820	(13)
Net increase (decrease) from operations	1,265,565	(377,163)	4,576	(16)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	71,275	49,738	-	28,287
Transfers between Sub-Accounts
(including the Fixed Account), net	83,432	(1,042,095)	16,707	43,142
Withdrawals, surrenders, annuitizations
and contract charges	(1,484,354)	(1,813,606)	(53,940)	-
Net accumulation activity	(1,329,647)	(2,805,963)	(37,233)	71,429

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(1,329,647)	(2,805,963)	(37,233)	71,429

Total increase (decrease) in net assets	(64,082)	(3,183,126)	(32,657)	71,413

Net assets at beginning of year	8,319,941	11,503,067	71,413	-
Net assets at end of year	$ 8,255,859	$ 8,319,941	$ 38,756	$ 71,413

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PRA Sub-Account		AAP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 659,110	$ 280,920	$ 626,077	$ 165,174
Net realized gains (losses)	83,983	85,345	74,987	(7)
Net change in unrealized appreciation (depreciation)	735,402	(354,512)	1,122,079	(126,838)
Net increase (decrease) from operations	1,478,495	11,753	1,823,143	38,329

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	80,271	39,542	2,795,809	6,277,837
Transfers between Sub-Accounts
(including the Fixed Account), net	18,080,756	555,628	10,488,208	1,315,727
Withdrawals, surrenders, annuitizations
and contract charges	(1,814,264)	(716,516)	(493,201)	(1,568)
Net accumulation activity	16,346,763	(121,346)	12,790,816	7,591,996

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	16,346,763	(121,346)	12,790,816	7,591,996

Total increase (decrease) in net assets	17,825,258	(109,593)	14,613,959	7,630,325

Net assets at beginning of year	5,491,304	5,600,897	7,630,325	-
Net assets at end of year	$ 23,316,562	$ 5,491,304	$ 22,244,284	$ 7,630,325

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	BBD Sub-Account		PCR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 10,262	$ 13,965	$ 809,225	$ 9,881,844
Net realized gains (losses)	27,108	(28)	111,786	3,854,601
Net change in unrealized appreciation (depreciation)	(13,712)	(23,066)	2,537,488	(20,646,109)
Net increase (decrease) from operations	23,658	(9,129)	3,458,499	(6,909,664)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	134,888	494,441	530,897	7,532,124
Transfers between Sub-Accounts
(including the Fixed Account), net	471,343	84,135	(745,817)	4,650,918
Withdrawals, surrenders, annuitizations
and contract charges	(35,269)	(440)	(7,545,253)	(5,752,805)
Net accumulation activity	570,962	578,136	(7,760,173)	6,430,237

Annuitization Activity:
Annuitizations	-	-	6,154	-
Annuity payments and contract charges	-	-	(212)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(139)	-
Net annuitization activity	-	-	5,803	-

Net increase (decrease) from contract owner transactions	570,962	578,136	(7,754,370)	6,430,237

Total increase (decrease) in net assets	594,620	569,007	(4,295,871)	(479,427)

Net assets at beginning of year	569,007	-	73,969,457	74,448,884
Net assets at end of year	$ 1,163,627	$ 569,007	$ 69,673,586	$ 73,969,457

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PMB Sub-Account		BBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 850,220	$ 897,027	$ 18,838	$ 908
Net realized gains (losses)	834,393	974,243	5,212	(11)
Net change in unrealized appreciation (depreciation)	2,189,273	(781,543)	59,320	10
Net increase (decrease) from operations	3,873,886	1,089,727	83,370	907

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	264,758	3,187,880	76,737	365,256
Transfers between Sub-Accounts
(including the Fixed Account), net	1,389,321	(784,093)	91,961	51,710
Withdrawals, surrenders, annuitizations
and contract charges	(3,558,512)	(2,581,117)	(22,704)	-
Net accumulation activity	(1,904,433)	(177,330)	145,994	416,966

Annuitization Activity:
Annuitizations	28,539	-	-	-
Annuity payments and contract charges	(990)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(695)	-	-	-
Net annuitization activity	26,854	-	-	-

Net increase (decrease) from contract owner transactions	(1,877,579)	(177,330)	145,994	416,966

Total increase (decrease) in net assets	1,996,307	912,397	229,364	417,873

Net assets at beginning of year	25,025,685	24,113,288	417,873	-
Net assets at end of year	$ 27,021,992	$ 25,025,685	$ 647,237	$ 417,873

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	6TT Sub-Account		PRR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 16,944,862	$ 1,626,785	$ (653,769)	$ 470,227
Net realized gains (losses)	8,999,839	12,269,505	10,075,065	5,711,228
Net change in unrealized appreciation (depreciation)	47,177,902	(55,464,424)	(2,506,472)	4,424,935
Net increase (decrease) from operations	73,122,603	(41,568,134)	6,914,824	10,606,390

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	18,593,428	335,102,537	977,223	683,195
Transfers between Sub-Accounts
(including the Fixed Account), net	8,859,462	164,602,057	3,772,927	(12,657,430)
Withdrawals, surrenders, annuitizations
and contract charges	(47,515,135)	(30,508,018)	(17,859,344)	(14,051,768)
Net accumulation activity	(20,062,245)	469,196,576	(13,109,194)	(26,026,003)

Annuitization Activity:
Annuitizations	574,530	-	-	-
Annuity payments and contract charges	(74,414)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,144)	-	-	-
Net annuitization activity	497,972	-	-	-

Net increase (decrease) from contract owner transactions	(19,564,273)	469,196,576	(13,109,194)	(26,026,003)

Total increase (decrease) in net assets	53,558,330	427,628,442	(6,194,370)	(15,419,613)

Net assets at beginning of year	1,044,595,551	616,967,109	103,470,424	118,890,037
Net assets at end of year	$1,098,153,881	$1,044,595,551	$ 97,276,054	$ 103,470,424

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PTR Sub-Account		AAR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 3,044,990	$ 3,564,444	$ (77,420)	$ (2,647)
Net realized gains (losses)	15,393,324	10,512,039	55,909	(2)
Net change in unrealized appreciation (depreciation)	8,075,070	(6,477,484)	57,168	13,426
Net increase (decrease) from operations	26,513,384	7,598,999	35,657	10,777

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,622,979	2,399,013	364,961	1,677,371
Transfers between Sub-Accounts
(including the Fixed Account), net	3,335,807	(14,587,371)	4,672,735	549,260
Withdrawals, surrenders, annuitizations
and contract charges	(60,556,668)	(49,400,924)	(232,463)	(965)
Net accumulation activity	(54,597,882)	(61,589,282)	4,805,233	2,225,666

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(15,381)	(15,101)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(3,810)	(1,610)	-	-
Net annuitization activity	(19,191)	(16,711)	-	-

Net increase (decrease) from contract owner transactions	(54,617,073)	(61,605,993)	4,805,233	2,225,666

Total increase (decrease) in net assets	(28,103,689)	(54,006,994)	4,840,890	2,236,443

Net assets at beginning of year	366,194,416	420,201,410	2,236,443	-
Net assets at end of year	$ 338,090,727	$ 366,194,416	$ 7,077,333	$ 2,236,443

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAS Sub-Account		3XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (5,492)	$ (139)	$ 185,938	$ 24,866
Net realized gains (losses)	58,369	-	(628,882)	188,521
Net change in unrealized appreciation (depreciation)	123,803	1,664	789,796	(975,850)
Net increase (decrease) from operations	176,680	1,525	346,852	(762,463)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,420	17,262	12,101	180,699
Transfers between Sub-Accounts
(including the Fixed Account), net	2,416,160	239,142	(3,685,228)	1,423,911
Withdrawals, surrenders, annuitizations
and contract charges	(180,704)	(30)	(216,292)	(215,240)
Net accumulation activity	2,237,876	256,374	(3,889,419)	1,389,370

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	2,237,876	256,374	(3,889,419)	1,389,370

Total increase (decrease) in net assets	2,414,556	257,899	(3,542,567)	626,907

Net assets at beginning of year	257,899	-	3,542,567	2,915,660
Net assets at end of year	$ 2,672,455	$ 257,899	$ -	$ 3,542,567

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SBI Sub-Account		SSA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 271,333	$ (23,231)	$ 566,032	$ (178,114)
Net realized gains (losses)	142,209	(41,071)	2,217,442	3,230,755
Net change in unrealized appreciation (depreciation)	256,722	(256,722)	469,650	(3,142,346)
Net increase (decrease) from operations	670,264	(321,024)	3,253,124	(89,705)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	363,185	3,068,899	928,622	8,470,072
Transfers between Sub-Accounts
(including the Fixed Account), net	(4,929,227)	1,660,559	(27,557,054)	4,000,922
Withdrawals, surrenders, annuitizations
and contract charges	(354,683)	(159,046)	(2,817,867)	(1,622,919)
Net accumulation activity	(4,920,725)	4,570,412	(29,446,299)	10,848,075

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(4,920,725)	4,570,412	(29,446,299)	10,848,075

Total increase (decrease) in net assets	(4,250,461)	4,249,388	(26,193,175)	10,758,370

Net assets at beginning of year	4,250,461	1,073	26,193,175	15,434,805
Net assets at end of year	$ -	$ 4,250,461	$ -	$ 26,193,175

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SVV Sub-Account		1XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (746,811)	$ (2,399,758)	$ (205,042)	$ (212,522)
Net realized gains (losses)	57,118,912	12,769,935	1,455,980	925,493
Net change in unrealized appreciation (depreciation)	(37,152,200)	(23,716,810)	291,048	(1,639,215)
Net increase (decrease) from operations	19,219,901	(13,346,633)	1,541,986	(926,244)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	781,013	4,084,034	33,746	1,494,955
Transfers between Sub-Accounts
(including the Fixed Account), net	(222,961,833)	(3,118,844)	(12,956,646)	1,995,383
Withdrawals, surrenders, annuitizations
and contract charges	(16,833,121)	(13,572,353)	(661,417)	(467,350)
Net accumulation activity	(239,013,941)	(12,607,163)	(13,584,317)	3,022,988

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(2,535)	(2,544)	(1,826)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	1,829	(105)	(132)	132
Net annuitization activity	(706)	(2,649)	(1,958)	132

Net increase (decrease) from contract owner transactions	(239,014,647)	(12,609,812)	(13,586,275)	3,023,120

Total increase (decrease) in net assets	(219,794,746)	(25,956,445)	(12,044,289)	2,096,876

Net assets at beginning of year	219,794,746	245,751,191	12,044,289	9,947,413
Net assets at end of year	$ -	$ 219,794,746	$ -	$ 12,044,289

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SLC Sub-Account		S12 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (130,718)	$ (3,619,458)	$ (56,951)	$ (165,359)
Net realized gains (losses)	41,067,337	75,934,724	(916,147)	2,431,981
Net change in unrealized appreciation (depreciation)	(15,397,553)	(96,829,319)	2,163,238	(3,359,745)
Net increase (decrease) from operations	25,539,066	(24,514,053)	1,190,140	(1,093,123)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,658,445	2,470,584	86,812	1,115,752
Transfers between Sub-Accounts
(including the Fixed Account), net	(273,150,091)	(7,395,614)	(13,730,208)	1,264,737
Withdrawals, surrenders, annuitizations
and contract charges	(40,959,416)	(49,619,572)	(826,883)	(602,926)
Net accumulation activity	(312,451,062)	(54,544,602)	(14,470,279)	1,777,563

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(14,828)	(14,832)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	15,181	257	-	-
Net annuitization activity	353	(14,575)	-	-

Net increase (decrease) from contract owner transactions	(312,450,709)	(54,559,177)	(14,470,279)	1,777,563

Total increase (decrease) in net assets	(286,911,643)	(79,073,230)	(13,280,139)	684,440

Net assets at beginning of year	286,911,643	365,984,873	13,280,139	12,595,699
Net assets at end of year	$ -	$ 286,911,643	$ -	$ 13,280,139

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	S14 Sub-Account		4XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 1,403,099	$ 1,629,373	$ 9,732,515	$ 4,553,938
Net realized gains (losses)	1,000,473	2,155,114	29,302,955	21,242,752
Net change in unrealized appreciation (depreciation)	803,847	(3,197,435)	2,986,554	(16,993,229)
Net increase (decrease) from operations	3,207,419	587,052	42,022,024	8,803,461

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	377,567	2,759,253	13,572,970	186,444,166
Transfers between Sub-Accounts
(including the Fixed Account), net	(28,870,221)	(1,768,996)	(671,158,491)	35,735,973
Withdrawals, surrenders, annuitizations
and contract charges	(3,362,282)	(3,133,842)	(36,331,177)	(23,643,912)
Net accumulation activity	(31,854,936)	(2,143,585)	(693,916,698)	198,536,227

Annuitization Activity:
Annuitizations	6,413	-	77,717	-
Annuity payments and contract charges	(221)	-	(6,314)	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	6,192	-	71,403	-

Net increase (decrease) from contract owner transactions	(31,848,744)	(2,143,585)	(693,845,295)	198,536,227

Total increase (decrease) in net assets	(28,641,325)	(1,556,533)	(651,823,271)	207,339,688

Net assets at beginning of year	28,641,325	30,197,858	651,823,271	444,483,583
Net assets at end of year	$ -	$ 28,641,325	$ -	$ 651,823,271

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	S16 Sub-Account		LGF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (504,125)	$ (617,211)	$ (77,981)	$ (92,278)
Net realized gains (losses)	12,134,651	(150,432)	868,671	442,780
Net change in unrealized appreciation (depreciation)	(6,632,828)	(2,596,509)	(227,313)	(741,808)
Net increase (decrease) from operations	4,997,698	(3,364,152)	563,377	(391,306)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	375,823	930,702	65,260	657,497
Transfers between Sub-Accounts
(including the Fixed Account), net	(34,438,876)	132,527	(5,707,739)	641,014
Withdrawals, surrenders, annuitizations
and contract charges	(4,202,052)	(2,996,164)	(490,600)	(431,400)
Net accumulation activity	(38,265,105)	(1,932,935)	(6,133,079)	867,111

Annuitization Activity:
Annuitizations	9,316	-	-	-
Annuity payments and contract charges	(310)	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	9,006	-	-	-

Net increase (decrease) from contract owner transactions	(38,256,099)	(1,932,935)	(6,133,079)	867,111

Total increase (decrease) in net assets	(33,258,401)	(5,297,087)	(5,569,702)	475,805

Net assets at beginning of year	33,258,401	38,555,488	5,569,702	5,093,897
Net assets at end of year	$ -	$ 33,258,401	$ -	$ 5,569,702

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	IGB Sub-Account		CMM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ 1,139,070	$ 2,530,923	$ (2,017,325)	$ (2,128,329)
Net realized gains (losses)	9,692,411	5,124,534	917	867
Net change in unrealized appreciation (depreciation)	(3,355,954)	(780,744)	-	-
Net increase (decrease) from operations	7,475,527	6,874,713	(2,016,408)	(2,127,462)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,578,606	46,054,347	2,900,562	22,655,860
Transfers between Sub-Accounts
(including the Fixed Account), net	(166,740,603)	2,810,505	(94,134,995)	72,461,473
Withdrawals, surrenders, annuitizations
and contract charges	(10,635,899)	(8,785,019)	(56,866,910)	(56,029,037)
Net accumulation activity	(173,797,896)	40,079,833	(148,101,343)	39,088,296

Annuitization Activity:
Annuitizations	57,764	-	59,961	62,178
Annuity payments and contract charges	(4,692)	-	(31,792)	(18,473)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	11,429	(1,878)
Net annuitization activity	53,072	-	39,598	41,827

Net increase (decrease) from contract owner transactions	(173,744,824)	40,079,833	(148,061,745)	39,130,123

Total increase (decrease) in net assets	(166,269,297)	46,954,546	(150,078,153)	37,002,661

Net assets at beginning of year	166,269,297	119,314,751	150,078,153	113,075,492
Net assets at end of year	$ -	$ 166,269,297	$ -	$ 150,078,153

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	WTF Sub-Account		USC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$ (8,176)	$ 3,662	$ (990)	$ (1,137)
Net realized gains (losses)	139,588	89,769	3,172	5,386
Net change in unrealized appreciation (depreciation)	(23,362)	(250,177)	7,905	(7,604)
Net increase (decrease) from operations	108,050	(156,746)	10,087	(3,355)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	180	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(112,089)	92,113	(1,646)	3,755
Withdrawals, surrenders, annuitizations
and contract charges	(147,038)	(189,668)	(313)	(326)
Net accumulation activity	(259,127)	(97,375)	(1,959)	3,429

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(259,127)	(97,375)	(1,959)	3,429

Total increase (decrease) in net assets	(151,077)	(254,121)	8,128	74

Net assets at beginning of year	676,190	930,311	56,842	56,768
Net assets at end of year	$ 525,113	$ 676,190	$ 64,970	$ 56,842

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AAL Sub-Account
	December 31,	December 31,
	2012	2011
Operations:
Net investment income (loss)	$ (39,935)	$ 32,571
Net realized gains (losses)	462,887	124,254
Net change in unrealized appreciation (depreciation)	447,062	91,924
Net increase (decrease) from operations	870,014	248,749

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,104,424	9,620,457
Transfers between Sub-Accounts
(including the Fixed Account), net	11,229,642	5,001,485
Withdrawals, surrenders, annuitizations
and contract charges	(1,640,526)	(285,912)
Net accumulation activity	10,693,540	14,336,030

Annuitization Activity:
Annuitizations	-	-
Annuity payments and contract charges	-	-
Transfers between Sub-Accounts, net	-	-
Adjustments to annuity reserves	-	-
Net annuitization activity	-	-

Net increase (decrease) from contract owner transactions	10,693,540	14,336,030

Total increase (decrease) in net assets	11,563,554	14,584,779

Net assets at beginning of year	14,584,779	-
Net assets at end of year	$ 26,148,333	$ 14,584,779

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2012

1. BUSINESS AND ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) is a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”) and was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters Flex II contracts, Sun Life Financial Masters I Share contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts  (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Effective at the close of business on December 7, 2012, the funds of the Sun Capital Advisors Trust (the “Trust”) were integrated into the family of funds managed by Massachusetts Financial Services Company (“MFS”), an affiliate of the Sponsor.

•	Certain funds of the Trust changed their names and adopted investment strategies managed by MFS (included below with name changes occurring during the year)

•	Certain funds of the Trust reorganized and merged into existing funds managed by MFS (included below with fund mergers occurring during the year)

•
The remaining funds of the Trust liquidated and any liquidation proceeds not transferred by a contract owner to other investment options were transferred to the money market option under the relevant contract (included below with fund liquidations occurring during the year)

On December 17, 2012, Sun Life Financial Inc., the Sponsor’s indirect parent company, announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, including all of the issued and outstanding shares of stock of the Sponsor (“the Sale Transaction”). The Sale Transaction is expected to close by the end of the second quarter 2013, subject to regulatory approvals and customary closing conditions.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
VKC	Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)	July 16, 2012
VSC	SC BlackRock Small Cap Index Fund (Service Class)	December 10, 2012
6XX	SC Ibboston Conservation Fund (Service Class)	December 10, 2012
SC3	Sun Capital Global Real Estate Fund (Initial Class)	December 10, 2012
SRE	Sun Capital Global Real Estate Fund (Service Class)	December 10, 2012
8XX	SC Ibboston Growth Fund (Service Class)	December 10, 2012
5XX	SC BlackRock Inflation Protected Bond (Service Class)	December 10, 2012
SDC	SC Goldman Sachs Short Duration Fund (Initial Class)	December 10, 2012
S15	SC Goldman Sachs Short Duration Fund (Service Class)	December 10, 2012
SGC	SC Goldman Sachs Mid Cap Value Fund (Initial Class)	December 10, 2012
S13	SC Goldman Sachs Mid Cap Value Fund (Service Class)	December 10, 2012
7XX	SC Ibboston Balanced Fund (Service Class)	December 10, 2012
2XX	SC Columbia Small Cap Value Service	December 10, 2012

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

1. BUSINESS AND ORGANIZATION (CONTINUED)

The following Sub-Accounts merged with new or existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
EGS	FFL	August 20, 2012
MCS	FFJ	August 20, 2012
MC1	FFK	August 20, 2012
MFF	TEG	August 20, 2012
SVV	FFN	December 10, 2012
SLC	FFO	December 10, 2012
S12	FFP	December 10, 2012
1XX	TND	December 10, 2012

Closed Sub-Account	Existing Sub-Account	Effective Date
HVN	HVC	April 30, 2012
LGF	TEG	December 10, 2012
S16	FFK	December 10, 2012
S14	MFC	December 10, 2012
IGB	AAN	December 10, 2012
4XX	AAN	December 10, 2012

The following Sub-Accounts were liquidated during the current year.  Upon liquidation funds were transferred to an existing money market fund, MM1 Sub-Account:

Liquidated Sub-Account	Effective Date
3XX	December 10, 2012
SBI	December 10, 2012
SSA	December 10, 2012
CMM	December 10, 2012

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed during the current year other than those referenced above in the mergers and liquidations sections.

A summary of the commencement dates related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
AAM, AAN, AAP, AAQ, AAR, AAS, AAU, AAW, AAX, AAY, AAZ, AI8, BBB, BBA, BBC, BBD, BBE	October 31, 2011
AAA, AAL	May 2, 2011
6TT	August 17, 2009
HBF	May 4, 2009
SLC	February 23, 2009
1XX, 2XX, 3XX, 4XX, 5XX, 6XX, 7XX, 8XX, 9XX	October 6, 2008
AN4, AVB, FL1, IVB, LRE, S12, S13, S14, S15, S16, S17, SDC, SGC, VKC, VKM, VKU	March 10, 2008

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

1. BUSINESS AND ORGANIZATION (CONTINUED)

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
SBI	2010
HRS, HSS, HVC, HVD, HVE, HVG, HVI, HVM, HVN, HVR, HVS	2008

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2012.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in note 5.

Purchase Payments
Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization
On the annuity commencement date, the contract's accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Payments
The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.  The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions
Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2003 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Variable Account’s financial statements, noting there are no subsequent events requiring accounting or disclosure.

New and Adopted Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of Topic 820, but to improve upon an entities consistency in application across jurisdictions to ensure that U.S. GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  On January 1, 2012, the Variable Account adopted the provisions of ASU 2011-04. The adoption did not impact the Variable Account’s financial statements or disclosures.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements (continued)
In October 2012, FASB issued ASU 2012-04, “Technical Corrections and Improvements”.  The amendments in this update cover a wide range of Topics in the Codification. The technical corrections (Section A) are divided into three main categories: (1) Source literature amendments – amendments to carry forward the original intent of certain pre-Codification authoritative literature that was inadvertently altered during the Codification process, (2) Guidance clarification and reference corrections – changes in wording and references to avoid misapplication or misinterpretation of guidance, and (3) Relocated guidance – moving guidance from one part of the Codification to another to correct instances in which the scope of pre-Codification guidance may have been unintentionally narrowed or broadened during the Codification process. The purpose of Section B of ASU 2012-04 is to conform the use of the term “fair value” throughout the Codification “to fully reflect the fair value measurement and disclosure requirements” of Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement”. These provisions are effective upon issuance, except for amendments that are subject to transition guidance discussed below. The Variable Account adopted the provisions of ASU 2012-04 on October 1, 2012.  The adoption did not impact the Variable Account’s financial statements or disclosures.

Accounting Pronouncements Not Yet Adopted
ASU 2012-04 includes certain amendments that are subject to transition guidance that will be effective for fiscal periods beginning after December 15, 2012.  The Variable Account will adopt these amendments on January 1, 2013 and does not expect its requirements to have a material impact on the Variable Account’s financial statements or disclosures.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value.  Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, U.S. GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2012, the inputs used to price the Funds are observable and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2012. As of December 31, 2012, the Level 1 assets held by the Variable Account was $17,102 million.  There were no transfers between levels during the period.

4. RELATED PARTY TRANSACTIONS

As of December 31, 2012, MFS, an affiliate of the Sponsor, is the investment advisor to certain of the Funds and charges a management fee at an annual rate ranging from 0.40% to 1.05% of the Funds’ average daily net assets.

MFS does not charge a management fee for Sub-Accounts 6XX, 7XX, and 8XX.

For additional related party transactions, see notes 1, 5 and 6.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor.  These charges are reflected in the Statement of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2012, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Regatta	1.25%	-	-	-	-	-
Regatta Gold	1.25%	-	-	-	-	-
Regatta Classic	1.00%	-	-	-	-	-
Regatta Platinum	1.25%	-	-	-	-	-
Regatta Extra	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Sun Life Financial Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Sun Life Financial Masters IV	1.05%	1.25%	1.30%	1.45%	1.65%	1.70%
Sun Life Financial Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.40%
Sun Life Financial Masters Extra II	1.70%	2.10%	-	-	-	-
Sun Life Financial Masters Choice II	1.05%	1.45%	-	-	-	-
Sun Life Financial Masters Flex II	1.30%	1.70%	-	-	-	-
Sun Life Financial Masters I Share	0.50%	-	-	-	-	-

Distribution and administrative expense charges
For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Sun Life Financial Masters VII, Sun Life Financial Masters Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice and Sun Life Financial Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Sun Life Financial Masters IV, Sun Life Financial Masters Access, Sun Life Financial Masters Flex and Sun Life Financial Masters Flex II. There are no distribution charges associated with the other contracts listed in note 1.

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, Sun Life Financial Masters I Share, and Sun Life Financial Masters Choice II contracts, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value.  This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”).  Distribution and administrative expense charges are reflected in the Statement of Operations.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. CONTRACT CHARGES (CONTINUED)

Administration charges (“Account Fee”)
Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta, $35 in the case of Regatta Extra contracts, and $50 in the case of Regatta Choice, Regatta Gold, Regatta Platinum, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, Sun Life Financial Masters I Share, and Sun Life Financial Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account, reflected in the Statement of Changes in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Surrender charges
The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase.

Optional living benefit rider charges (“Benefit Fee”)

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Sun Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Sun Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Sun Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Sun Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Sun Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

Sun Income Advisor was only available on Sun Life Financial Masters I Share contracts.

Sun Income Maximizer, Sun Income Maximizer Plus, and Sun Income Riser III were available on Sun Life Financial Masters Choice II contracts, Sun Life Financial Masters Extra II contracts, and Sun Life Financial Masters Flex II contracts.  The remaining optional living benefits above were available on Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, and Sun Life Financial Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. CONTRACT CHARGES (CONTINUED)

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes at the annuity commencement date.  However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Choice II, Regatta Flex II, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Choice II, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II and Sun Life Financial Masters I Share.  The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners (“NAIC”). The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected.  Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases	Sales
AVB	$5,942,048	$10,695,007
AAA	15,431,205	3,226,305
AN4	1,042,015	2,368,705
IVB	8,888,756	18,410,282
AAU	1,841,323	378,896
9XX	61,888,269	91,285,781
NMT	2,123	3,431
MCC	8,288,246	24,220,681
NNG	197	471
CMG	5,471,297	8,646,226
NMI	891,562	3,402,727
CSC	1,154	571
FVB	24,108,853	18,909,169
FL1	18,096,518	44,663,899
F10	1,320,156	1,487,824
F15	2,385,249	4,641,835
F20	2,538,484	6,211,435
FVM	22,540,746	35,065,828
SGI	55,135,251	89,207,227
S17	2,793,668	8,612,541
ISC	21,807,156	22,852,797
AAZ	1,491,417	417,702
BBC	54,695	28,978
FVS	7,470,128	13,621,718
BBA	115,483	86,806
SIC	6,681,285	7,753,805
BBB	217,098	40,553
FMS	9,941,556	43,591,599
TDM	5,313,812	12,910,001
FTI	20,705,290	65,083,420
AAX	4,190,256	521,284
FTG	3,113,500	7,883,310
HBF	1,405,938	2,143,066
HVD	482,145	641,859
HVG	106,770	145,890
HVI	89,248	214,882
HVE	433,359	1,066,293
HVM	5,250	7,772
HVC	579,213	254,733
HVS	1,587,061	1,220,917
HVN	3,241	480,647

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
HRS	$310,873	$454,934
HVR	164,165	219,036
HSS	434,259	1,454,358
AI8	185,435	20,055
VKC	1,397,401	2,780,271
VLC	5,864,558	7,763,497
VKU	7,983,109	7,396,202
AAY	8,644,008	1,557,023
AAM	2,649,191	1,501,999
LRE	12,357,911	19,186,884
LA9	6,269,413	11,239,012
LAV	4,303,869	12,036,072
EGS	2,288,975	145,330,115
MFF	3,577,026	14,907,097
FFL	132,512,729	9,060,164
TEG	18,568,104	1,583,045
FFJ	19,982,781	1,608,811
FFK	42,600,538	1,891,149
TND	12,952,459	153,381
AAN	915,143,012	9,803,759
FFN	219,333,338	2,065,565
FFO	266,156,256	3,703,514
FFP	13,028,718	149,251
MIT	9,469,703	51,203,820
MFL	4,639,530	34,340,502
BDS	16,333,529	17,486,970
MF7	40,762,934	36,986,410
RGS	3,084,678	15,895,233
RG1	7,126,763	8,368,302
EME	5,208,144	10,755,108
EM1	8,662,842	11,598,360
GGS	3,362,220	5,797,130
GG1	715,014	1,014,694
GGR	1,515,081	10,271,893
GG2	487,185	973,056
RES	3,109,426	19,434,746
RE1	1,221,685	3,613,900
GTR	3,856,639	13,488,331
GT2	73,539,548	73,115,490
GSS	21,854,328	29,134,027
MFK	74,458,889	83,097,535
HYS	15,337,699	16,778,781

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MFC	$43,150,018	$22,464,113
IGS	2,623,150	10,950,706
IG1	2,328,046	7,550,399
MII	1,917,119	9,289,553
MI1	6,291,697	38,693,524
MIS	5,261,433	54,068,363
M1B	1,597,517	12,321,675
MCS	844,273	22,807,138
MC1	385,573	12,390,034
MMS	35,407,547	45,720,863
MM1	219,341,003	69,229,901
NWD	8,977,587	11,640,988
M1A	10,485,979	18,571,471
RIS	1,331,943	5,890,096
RI1	7,574,263	25,028,154
SIS	7,956,316	5,138,580
SI1	1,591,640	3,576,360
TEC	1,859,329	5,422,829
TE1	245,693	661,931
TRS	19,343,908	67,915,992
MFJ	30,826,797	130,564,541
UTS	10,772,618	26,761,056
MFE	15,969,968	36,201,584
MVS	9,982,896	19,843,238
MV1	20,870,219	49,014,401
VSC	13,482,620	25,650,322
6XX	104,424,857	113,569,177
SC3	149,660	1,359,957
SRE	2,387,796	34,058,812
8XX	50,964,882	64,594,560
5XX	74,778,954	52,135,945
SDC	69,311,651	122,367,708
S15	33,031,535	44,795,132
SGC	11,466,690	14,889,092
S13	8,891,023	7,662,051
7XX	168,932,108	132,614,121
2XX	1,535,846	2,217,847
AAW	1,228,951	493,215
VKM	4,430,808	5,182,748
OBV	687,526	1,684,984
OCA	2,897,300	6,518,482
OGG	2,629,099	9,118,301
OMG	11,680,276	98,298,048
OMS	925,580	2,380,659
AAQ	17,139	55,114
PRA	19,783,386	2,777,513
AAP	15,280,808	1,863,915
BBD	917,001	297,844

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
PCR	$14,955,094	$19,611,133
PMB	5,191,839	6,218,503
BBE	257,439	92,607
6TT	101,575,562	99,837,429
PRR	19,962,938	28,669,816
PTR	52,070,124	97,180,103
AAR	6,359,604	1,631,791
AAS	4,129,066	1,896,682
3XX	1,147,391	4,850,872
SBI	4,110,074	8,674,953
SSA	20,574,098	42,046,216
SVV	55,084,168	248,508,278
1XX	4,354,068	15,961,233
SLC	88,768,574	323,440,882
S12	5,048,407	15,765,209
S14	12,259,178	41,084,978
4XX	170,005,390	812,874,996
S16	6,046,567	39,814,049
LGF	2,053,616	7,383,023
IGB	42,997,428	204,327,993
CMM	77,186,641	227,276,216
WTF	28,810	296,113
USC	3,662	3,581
AAL	15,369,668	4,335,129

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2012 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	15,592,472	16,064,364	(471,892)
AAA	19,583,734	18,256,381	1,327,353
AN4	3,983,725	4,142,905	(159,180)
IVB	42,687,698	44,072,343	(1,384,645)
AAU	387,454	265,626	121,828
9XX	172,160,403	174,419,805	(2,259,402)
NMT	10,060	10,109	(49)
MCC	46,913,010	48,458,421	(1,545,411)
CMG	9,025,181	9,286,597	(261,416)
NMI	2,898,418	3,104,129	(205,711)
CSC	3,317	3,305	12
FVB	22,025,245	21,914,514	110,731
FL1	77,787,376	80,120,973	(2,333,597)
F10	783,434	802,266	(18,832)
F15	3,587,810	3,814,347	(226,537)
F20	3,577,849	3,916,299	(338,450)
FVM	49,870,512	51,811,217	(1,940,705)
SGI	142,342,959	146,966,329	(4,623,370)
S17	6,225,354	6,843,318	(617,964)
ISC	36,302,728	36,916,253	(613,525)
AAZ	795,708	705,581	90,127
BBC	48,404	46,085	2,319
FVS	5,763,893	6,029,970	(266,077)
BBA	142,277	138,787	3,490
SIC	6,676,952	6,904,022	(227,070)
BBB	76,325	61,213	15,112
FMS	56,853,312	59,052,536	(2,199,224)
TDM	11,929,569	12,407,183	(477,614)
FTI	45,121,507	47,773,318	(2,651,811)
AAX	962,204	621,326	340,878
FTG	5,792,795	6,092,958	(300,163)
HBF	5,052,938	5,112,241	(59,303)
HVD	1,564,115	1,587,516	(23,401)
HVG	404,683	408,452	(3,769)
HVI	469,316	485,532	(16,216)
HVE	2,455,549	2,529,339	(73,790)
HVM	35,137	35,293	(156)
HVC	637,949	613,209	24,740
HVS	3,138,757	3,113,351	25,406
HVN	57,084	121,497	(64,413)
HRS	1,400,255	1,415,636	(15,381)
HVR	593,764	599,213	(5,449)
HSS	1,811,390	1,893,112	(81,722)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AI8	30,525	15,707	14,818
VKC	1,704,571	1,815,101	(110,530)
VLC	9,345,244	9,536,689	(191,445)
VKU	18,157,664	18,110,948	46,716
AAY	2,582,147	1,894,145	688,002
AAM	441,254	345,722	95,532
LRE	21,844,946	22,534,524	(689,578)
LA9	9,390,963	9,815,435	(424,472)
LAV	8,996,511	9,513,101	(516,590)
EGS	3,065,677	13,052,491	(9,986,814)
MFF	985,624	1,762,279	(776,655)
FFL	12,192,965	3,477,784	8,715,181
TEG	2,123,073	1,055,206	1,067,867
FFJ	4,301,124	945,840	3,355,284
FFK	6,087,724	3,045,087	3,042,637
TND	2,355,098	1,101,381	1,253,717
AAN	169,209,204	83,682,614	85,526,590
FFN	41,856,770	20,524,425	21,332,345
FFO	50,496,065	24,903,918	25,592,147
FFP	2,372,727	1,116,046	1,256,681
MIT	9,696,180	12,239,718	(2,543,538)
MFL	28,515,828	30,413,992	(1,898,164)
BDS	1,730,405	1,947,538	(217,133)
MF7	32,599,969	32,654,957	(54,988)
RGS	1,429,256	2,319,058	(889,802)
RG1	10,320,428	10,369,298	(48,870)
EME	589,509	837,201	(247,692)
EM1	6,634,357	6,882,559	(248,202)
GGS	792,099	926,786	(134,687)
GG1	150,171	169,256	(19,085)
GGR	388,000	795,917	(407,917)
GG2	123,603	149,467	(25,864)
RES	1,007,906	1,990,347	(982,441)
RE1	2,443,600	2,609,452	(165,852)
GTR	710,061	1,115,387	(405,326)
GT2	229,471,608	229,421,838	49,770
GSS	9,813,285	10,360,770	(547,485)
MFK	101,683,318	102,892,409	(1,209,091)
HYS	3,855,029	4,124,189	(269,160)
MFC	13,858,125	12,840,157	1,017,968
IGS	3,832,016	4,301,193	(469,177)
IG1	6,198,403	6,586,433	(388,030)
MII	559,539	899,637	(340,098)
MI1	58,142,312	61,203,340	(3,061,028)
MIS	17,252,686	21,392,817	(4,140,131)
M1B	7,250,573	8,016,052	(765,479)
MCS	708,555	4,670,323	(3,961,768)
MC1	917,618	2,139,049	(1,221,431)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MMS	3,790,633	4,502,198	(711,565)
MM1	68,227,501	52,584,471	15,643,030
NWD	3,882,872	4,357,010	(474,138)
M1A	10,278,584	10,954,035	(675,451)
RIS	802,727	1,140,479	(337,752)
RI1	17,199,513	18,134,148	(934,635)
SIS	927,958	855,092	72,866
SI1	264,557	406,548	(141,991)
TEC	778,129	1,367,073	(588,944)
TE1	70,150	102,928	(32,778)
TRS	2,617,585	4,852,985	(2,235,400)
MFJ	36,454,855	43,405,980	(6,951,125)
UTS	731,441	1,406,170	(674,729)
MFE	9,512,428	10,197,840	(685,412)
MVS	1,718,494	2,573,137	(854,643)
MV1	34,889,148	37,096,284	(2,207,136)
VSC	43,032,381	44,577,089	(1,544,708)
6XX	107,900,010	111,229,311	(3,329,301)
SC3	528,524	594,384	(65,860)
SRE	31,571,420	33,993,022	(2,421,602)
8XX	34,094,592	36,966,097	(2,871,505)
5XX	84,942,506	84,443,122	499,384
SDC	186,084,455	190,943,995	(4,859,540)
S15	64,463,735	65,490,651	(1,026,916)
SGC	14,518,135	15,354,808	(836,673)
S13	9,736,495	9,941,173	(204,678)
7XX	174,022,473	175,603,298	(1,580,825)
2XX	2,344,351	2,407,121	(62,770)
AAW	374,939	311,170	63,769
VKM	3,488,948	3,672,438	(183,490)
OBV	4,305,086	4,423,089	(118,003)
OCA	4,215,666	4,429,029	(213,363)
OGG	5,060,419	5,497,078	(436,659)
OMG	92,885,776	98,417,120	(5,531,344)
OMS	735,805	799,014	(63,209)
AAQ	15,465	18,988	(3,523)
PRA	3,832,740	2,607,775	1,224,965
AAP	6,009,910	4,802,962	1,206,948
BBD	318,003	257,105	60,898
PCR	23,751,861	24,417,627	(665,766)
PMB	2,541,789	2,607,958	(66,169)
BBE	143,953	130,046	13,907
6TT	270,436,842	272,102,673	(1,665,831)
PRR	19,969,283	20,744,606	(775,323)
PTR	78,613,301	82,075,944	(3,462,643)
AAR	2,316,832	1,852,551	464,281
AAS	688,660	500,008	188,652

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
3XX	896,600	1,254,997	(358,397)
SBI	2,136,546	2,629,051	(492,505)
SSA	9,159,343	11,791,979	(2,632,636)
SVV	70,667,285	96,335,398	(25,668,113)
1XX	2,223,284	3,083,726	(860,442)
SLC	84,497,136	116,650,638	(32,153,502)
S12	3,723,852	5,224,296	(1,500,444)
S14	5,455,929	7,782,901	(2,326,972)
4XX	166,107,665	219,931,861	(53,824,196)
S16	8,405,287	11,595,410	(3,190,123)
LGF	1,486,911	2,150,696	(663,785)
IGB	40,938,741	54,392,031	(13,453,290)
CMM	35,081,785	49,974,120	(14,892,335)
WTF	169,104	187,808	(18,704)
USC	11,798	11,942	(144)
AAL	8,739,710	7,742,700	997,010

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2011 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	15,401,243	14,747,550	653,693
AAA	9,445,034	5,343,558	4,101,476
AN4	4,233,790	4,073,445	160,345
IVB	44,107,642	44,090,206	17,436
AAU	9,771	3,656	6,115
9XX	165,519,674	151,650,592	13,869,082
NMT	10,369	10,174	195
MCC	53,056,727	54,129,220	(1,072,493)
NNG	18,324	27,372	(9,048)
CMG	9,392,173	9,156,756	235,417
NMI	3,358,521	3,427,762	(69,241)
CSC	3,446	3,296	150
FVB	18,994,345	16,927,420	2,066,925
FL1	86,898,084	86,462,853	435,231
F10	837,909	952,176	(114,267)
F15	4,142,306	4,392,550	(250,244)
F20	4,052,154	4,363,092	(310,938)
FVM	56,578,449	56,469,214	109,235
SGI	151,187,017	147,935,716	3,251,301
S17	6,640,328	7,275,847	(635,519)
ISC	38,418,736	37,819,887	598,849
AAZ	199,371	70,008	129,363
BBC	14,245	4,255	9,990
FVS	6,736,665	6,904,114	(167,449)
BBA	64,494	17,793	46,701

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
SIC	7,254,055	7,050,469	203,586
BBB	24,722	5,927	18,795
FMS	64,297,211	65,592,042	(1,294,831)
TDM	12,949,288	13,228,202	(278,914)
FTI	52,402,406	54,507,114	(2,104,708)
AAX	48,129	16,409	31,720
FTG	6,586,871	6,718,955	(132,084)
HBF	4,959,184	4,432,956	526,228
HVD	1,660,171	1,621,516	38,655
HVG	431,056	427,111	3,945
HVI	526,296	531,898	(5,602)
HVE	2,508,767	2,414,096	94,671
HVM	34,121	30,694	3,427
HVC	512,170	508,539	3,631
HVS	2,940,022	2,656,115	283,907
HVN	238,404	227,643	10,761
HRS	1,359,872	1,282,864	77,008
HVR	644,998	634,740	10,258
HSS	2,002,387	1,946,618	55,769
AI8	1,700	478	1,222
VKC	2,314,138	2,247,400	66,738
VLC	10,253,574	10,361,202	(107,628)
VKU	16,592,763	14,435,355	2,157,408
AAY	248,243	77,451	170,792
AAM	10,147	4,963	5,184
LRE	22,512,332	21,655,465	856,867
LA9	11,357,326	11,621,331	(264,005)
LAV	10,726,042	10,685,366	40,676
EGS	7,294,957	8,472,321	(1,177,364)
MFF	1,566,518	1,712,680	(146,162)
AAN	372,208	143,827	228,381
MIT	11,497,819	14,199,775	(2,701,956)
MFL	36,524,074	38,914,048	(2,389,974)
BDS	1,925,755	2,422,845	(497,090)
MF7	34,024,874	33,478,921	545,953
RGS	1,620,890	2,666,439	(1,045,549)
RG1	11,014,454	10,768,087	246,367
EME	719,077	925,501	(206,424)
EM1	6,918,860	6,464,698	454,162
GGS	876,976	1,009,442	(132,466)
GG1	173,625	209,548	(35,923)
GGR	434,212	964,298	(530,086)
GG2	119,098	164,118	(45,020)
RES	1,112,845	2,066,530	(953,685)
RE1	2,936,056	3,128,394	(192,338)
GTR	799,408	1,207,761	(408,353)
GT2	227,173,130	179,146,097	48,027,033
GSS	10,522,731	12,093,343	(1,570,612)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MFK	109,435,994	112,473,960	(3,037,966)
HYS	4,537,337	5,258,387	(721,050)
MFC	13,653,772	14,711,667	(1,057,895)
IGS	4,336,635	4,837,804	(501,169)
IG1	6,892,915	6,790,416	102,499
MII	704,410	1,091,309	(386,899)
MI1	69,044,197	72,002,719	(2,958,522)
MIS	20,386,591	25,550,259	(5,163,668)
M1B	9,309,984	10,526,991	(1,217,007)
MCS	2,052,809	2,761,962	(709,153)
MC1	2,350,513	2,695,385	(344,872)
MMS	5,211,676	6,536,293	(1,324,617)
MM1	47,400,659	50,665,827	(3,265,168)
NWD	4,481,247	4,920,292	(439,045)
M1A	12,452,817	13,047,010	(594,193)
RIS	957,042	1,306,702	(349,660)
RI1	19,347,342	19,881,859	(534,517)
SIS	948,163	1,143,929	(195,766)
SI1	354,873	401,838	(46,965)
TEC	1,033,569	1,264,164	(230,595)
TE1	90,061	119,572	(29,511)
TRS	2,983,832	5,699,536	(2,715,704)
MFJ	37,629,218	43,527,735	(5,898,517)
UTS	882,534	1,620,370	(737,836)
MFE	10,665,536	10,719,812	(54,276)
MVS	2,088,967	3,008,131	(919,164)
MV1	41,932,374	43,613,204	(1,680,830)
VSC	50,208,060	51,159,834	(951,774)
6XX	113,845,537	98,909,931	14,935,606
SC3	720,840	788,755	(67,915)
SRE	38,377,180	39,377,118	(999,938)
8XX	37,410,471	38,209,590	(799,119)
5XX	80,238,411	72,272,207	7,966,204
SDC	213,876,697	224,956,767	(11,080,070)
S15	65,470,537	61,449,828	4,020,709
SGC	17,488,381	18,611,456	(1,123,075)
S13	11,695,246	11,413,915	281,331
7XX	186,770,722	155,204,916	31,565,806
2XX	2,738,607	2,710,617	27,990
AAW	4,884	2,326	2,558
VKM	4,941,690	4,828,195	113,495
OBV	4,696,783	4,766,374	(69,591)
OCA	4,940,187	5,104,755	(164,568)
OGG	6,006,171	6,077,943	(71,772)
OMG	121,067,414	127,334,634	(6,267,220)
OMS	919,553	1,067,989	(148,436)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AAQ	7,311	251	7,060
PRA	852,384	862,212	(9,828)
AAP	1,127,049	363,188	763,861
BBD	87,745	25,244	62,501
PCR	25,152,888	24,535,996	616,892
PMB	2,918,980	2,917,188	1,792
BBE	58,009	16,533	41,476
6TT	257,859,818	218,110,412	39,749,406
PRR	23,427,459	25,107,946	(1,680,487)
PTR	91,814,576	95,881,265	(4,066,689)
AAR	360,210	137,381	222,829
AAS	32,186	8,115	24,071
3XX	1,213,239	1,096,855	116,384
SBI	1,222,112	729,714	492,398
SSA	8,853,722	7,776,201	1,077,521
SVV	103,499,302	104,925,833	(1,426,531)
1XX	3,248,201	3,077,777	170,424
SLC	132,620,591	138,306,874	(5,686,283)
S12	5,478,659	5,288,683	189,976
S14	7,600,247	7,781,163	(180,916)
4XX	202,819,707	186,280,319	16,539,388
S16	12,823,685	12,978,885	(155,200)
LGF	2,080,023	1,985,280	94,743
IGB	51,874,211	48,586,233	3,287,978
CMM	54,326,639	50,528,102	3,798,537
WTF	227,526	233,965	(6,439)
USC	12,503	12,235	268
AAL	3,503,959	2,111,815	1,392,144

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AVB
2012	5,475,295	$ 10.5211	to	$ 11.2069	$ 59,011,011	1.91%	0.65%	to	2.10%	10.98%	to	12.63%
2011	5,947,187	9.4799	to	9.9498	57,458,501	2.18	0.65	to	2.10	(5.09)	to	(3.69)
2010	5,293,494	9.9167	to	10.2048	53,564,306	2.43	1.35	to	2.35	1.14	to	8.81
2009	4,507,053	9.2498	to	9.3787	42,044,269	0.81	1.35	to	2.10	21.13	to	22.06
2008	1,484,739	7.6393	to	7.6837	11,378,225	2.36	1.35	to	2.05	(23.61)	to	(23.16)
AAA
2012	5,428,829	9.9060	to	10.1521	54,255,262	0.13	0.65	to	2.10	5.73	to	7.30
2011	4,101,476	9.3695	to	9.4614	38,568,416	-	0.65	to	2.10	(6.30)	to	(5.39)
AN4
2012	1,093,270	7.8010	to	8.1732	8,792,098	1.46	1.35	to	2.30	12.57	to	13.67
2011	1,252,450	6.9298	to	8.6713	8,892,693	2.71	0.65	to	2.30	(17.97)	to	(16.59)
2010	1,092,105	8.4482	to	8.6813	9,392,167	1.83	1.35	to	2.30	1.70	to	11.09
2009	1,011,403	7.6787	to	7.8147	7,854,209	3.28	1.35	to	2.30	36.03	to	37.36
2008	258,506	5.6447	to	5.6893	1,466,176	-	1.35	to	2.30	(43.55)	to	(43.11)
IVB
2012	9,822,886	6.2590	to	6.5900	63,597,746	1.34	1.30	to	2.35	11.50	to	12.70
2011	11,207,531	5.6135	to	5.8472	64,608,169	3.88	1.30	to	2.35	(21.33)	to	(20.48)
2010	11,190,095	7.1355	to	7.3535	81,416,221	2.68	1.30	to	2.35	1.85	to	2.94
2009	11,674,305	7.0059	to	7.1432	82,821,276	1.06	1.30	to	2.35	31.20	to	32.61
2008	12,644,113	5.3309	to	5.3866	67,893,236	0.26	1.30	to	2.55	(46.69)	to	(46.13)
AAU
2012	127,943	12.1521	to	12.2638	1,588,940	0.33	1.35	to	2.05	16.03	to	16.86
2011	6,115	10.4824	to	10.4943	64,141	-	1.35	to	1.75	4.82	to	4.94
9XX
2012	59,518,591	10.8182	to	13.4228	788,739,478	1.47	0.65	to	2.55	7.15	to	9.25
2011	61,777,993	9.9024	to	12.3742	757,127,151	2.53	0.65	to	2.35	(5.90)	to	(4.27)
2010	47,908,911	12.7432	to	13.0170	619,370,616	1.27	1.35	to	2.30	1.20	to	8.28
2009	34,904,179	11.8467	to	12.0216	417,990,165	3.19	1.35	to	2.55	17.83	to	19.28
2008	1,673,259	10.0629	to	10.0781	16,852,673	6.00	1.35	to	2.10	0.63	to	0.78
NMT
2012	3,484	11.8408 to 11.8408			41,258	-	1.65 to 1.65			9.54 to 9.54
2011	3,533	10.8100			38,189	-	1.65			(13.38)
2010	3,338	12.4799			41,663	-	1.65			15.48
2009	4,383	10.8073			47,363	0.10	1.65			24.97
2008	8,756	8.6480	to	8.7482	76,146	-	1.35	to	1.65	(44.50)	to	(44.33)

 SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MCC
2012	11,724,482	$ 8.7443	to	$ 10.8285	$106,744,410	-%	0.65%	to	2.35%	8.50%	to	10.40%
2011	13,269,893	8.0594	to	9.8089	110,566,702	-	0.65	to	2.35	(14.18)	to	(12.68)
2010	14,342,386	9.3906	to	9.7833	138,265,475	-	1.30	to	2.35	2.84	to	15.60
2009	16,190,984	8.2105	to	8.4629	135,548,553	-	1.30	to	2.35	23.82	to	25.15
2008	16,749,454	6.6062	to	6.7622	112,464,281	-	1.30	to	2.55	(45.21)	to	(44.50)
NNG
2012	2,170	12.2809	to	12.3786	26,696	0.74	1.65	to	1.75	10.26	to	10.38
2011	2,170	11.1378	to	11.2150	24,200	0.09	1.65	to	1.75	(4.34)	to	(4.24)
2010	11,218	11.5747	to	11.7119	130,018	0.12	1.65	to	1.85	19.30	to	19.54
2009	11,706	9.7021	to	9.7495	113,666	0.65	1.75	to	1.85	24.32	to	24.45
2008	22,574	7.8041	to	7.8343	176,374	0.27	1.75	to	1.85	(40.57)	to	(40.51)
CMG
2012	2,686,650	10.4998	to	11.9139	29,316,702	0.48	0.65	to	2.30	9.33	to	11.18
2011	2,948,066	9.6039	to	10.7156	29,170,579	0.09	0.65	to	2.30	(5.06)	to	(3.46)
2010	2,712,649	10.1161	to	10.4978	28,087,424	0.05	1.35	to	2.30	0.68	to	19.63
2009	2,630,402	8.5261	to	8.7754	22,841,383	0.26	1.35	to	2.35	23.36	to	24.62
2008	1,610,257	6.9442	to	7.0418	11,258,978	0.04	1.35	to	2.10	(40.87)	to	(40.41)
NMI
2012	801,506	8.8906	to	12.7869	9,865,957	0.91	1.30	to	2.10	15.14	to	16.08
2011	1,007,217	7.7217	to	11.0208	10,671,777	0.82	1.30	to	2.10	(17.94)	to	(17.27)
2010	1,076,458	9.4101	to	13.3287	13,809,157	0.69	1.30	to	2.30	0.50	to	12.25
2009	1,170,771	8.4513	to	11.8797	13,421,698	1.86	1.30	to	2.35	34.70	to	36.15
2008	1,018,267	6.2580	to	8.7297	8,660,311	1.36	1.30	to	2.10	(49.57)	to	(49.16)
CSC
2012	1,184	12.8507	to	13.0562	15,387	0.29	1.65	to	1.85	9.19	to	9.41
2011	1,172	11.7697	to	11.9334	13,935	0.90	1.65	to	1.85	(7.86)	to	(7.68)
2010	1,022	12.7743	to	12.9257	13,175	1.03	1.65	to	1.85	24.13	to	24.38
2009	954	10.3922			9,933	0.93	1.65			22.93
2008	956	8.4535			8,097	0.50	1.65			(29.35)
FVB
2012	7,507,371	11.3885	to	11.9421	87,912,238	1.53	1.30	to	2.10	12.40	to	13.32
2011	7,396,640	10.1324	to	10.5126	76,682,725	1.64	0.65	to	2.10	(5.84)	to	(4.45)
2010	5,329,715	10.6772	to	11.0801	58,332,583	1.60	1.35	to	2.30	1.23	to	16.17
2009	4,620,075	9.2805	to	9.5381	43,671,580	2.27	1.35	to	2.30	35.14	to	36.46
2008	2,412,176	6.8929	to	6.9899	16,761,837	2.12	1.35	to	2.10	(35.54)	to	(35.04)
FL1
2012	20,321,365	10.7657	to	12.2274	226,589,248	1.09	0.65	to	2.35	13.40	to	15.38
2011	22,654,962	9.4938	to	10.5974	221,030,866	0.80	0.65	to	2.35	(5.06)	to	(3.41)
2010	22,219,731	10.0146	to	10.3056	226,649,086	1.05	1.30	to	2.30	1.40	to	15.41
2009	21,371,208	8.7663	to	8.9297	189,572,250	1.53	1.30	to	2.30	32.35	to	33.71
2008	7,352,882	6.6235	to	6.6786	48,955,023	2.15	1.30	to	2.30	(33.77)	to	(33.21)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
F10
2012	453,269	$ 12.1048	to	$ 12.9273	$ 5,687,870	1.64%	1.35%	to	2.25%	9.06%	to	10.07%
2011	472,101	11.0993	to	11.7448	5,402,924	1.69	1.35	to	2.25	(2.66)	to	(1.77)
2010	586,368	11.4029	to	11.9562	6,869,231	1.73	1.35	to	2.25	10.01	to	11.03
2009	790,396	10.3649	to	10.7688	8,368,031	3.25	1.35	to	2.25	21.17	to	22.28
2008	1,173,750	8.5543	to	8.8065	10,204,299	3.71	1.35	to	2.25	(26.86)	to	(26.18)
F15
2012	2,213,373	12.2083	to	13.0854	28,165,613	1.74	1.30	to	2.25	9.37	to	10.44
2011	2,439,910	11.1620	to	11.8482	28,232,570	1.76	1.30	to	2.25	(2.75)	to	(1.81)
2010	2,690,154	11.4777	to	12.0663	31,790,466	2.02	1.30	to	2.25	0.70	to	11.32
2009	2,555,558	10.4105	to	10.8391	27,230,849	4.12	1.30	to	2.25	22.21	to	23.40
2008	1,989,150	8.5186	to	8.7840	17,220,907	2.98	1.30	to	2.25	(28.94)	to	(28.24)
F20
2012	2,941,746	11.9896	to	12.8982	37,000,260	1.71	1.30	to	2.30	10.46	to	11.59
2011	3,280,196	10.8545	to	11.5582	37,084,576	1.83	1.30	to	2.30	(3.51)	to	(2.52)
2010	3,591,134	11.2492	to	11.8574	41,774,592	2.00	1.30	to	2.30	0.77	to	12.84
2009	4,011,350	9.9637	to	10.5078	41,446,559	3.24	1.30	to	2.55	25.27	to	26.88
2008	3,412,422	8.0187	to	8.2819	27,908,761	2.45	1.30	to	2.30	(34.35)	to	(33.68)
FVM
2012	12,996,921	10.8875	to	12.1619	154,665,507	0.38	0.65	to	2.35	11.86	to	13.81
2011	14,937,626	9.5660	to	10.7565	157,792,397	0.02	0.65	to	2.35	(12.94)	to	(11.43)
2010	14,828,391	11.7343	to	12.2246	178,592,880	0.12	1.30	to	2.35	(0.13)	to	26.90
2009	15,498,708	9.3461	to	9.6332	147,656,427	0.48	1.30	to	2.35	36.47	to	37.94
2008	16,082,303	6.8485	to	6.9838	111,490,874	0.25	1.30	to	2.35	(41.03)	to	(40.40)
SGI
2012	37,860,350	11.2791	to	12.5261	464,766,322	0.74	0.65	to	2.55	11.89	to	14.08
2011	42,483,720	9.8870	to	11.0258	461,684,334	1.22	0.65	to	2.35	(8.49)	to	(6.90)
2010	39,232,419	11.4936	to	11.9272	462,402,911	1.98	1.35	to	2.30	1.72	to	17.56
2009	33,258,686	9.8573	to	10.1455	334,386,149	0.68	1.35	to	2.35	17.43	to	18.63
2008	17,385,339	8.4022	to	8.5521	147,791,354	1.76	1.35	to	2.30	(20.70)	to	(19.92)
S17
2012	4,517,904	10.5024	to	10.8955	48,525,970	2.78	1.35	to	2.10	12.90	to	13.77
2011	5,135,868	9.3025	to	9.5769	48,625,842	0.02	1.35	to	2.10	(3.61)	to	(2.87)
2010	5,771,387	9.5951	to	9.8597	56,433,177	2.06	1.35	to	2.30	7.72	to	8.77
2009	6,700,721	8.9075	to	9.0651	60,404,458	2.81	1.35	to	2.30	27.26	to	28.49
2008	4,966,898	6.9997	to	7.0549	34,950,364	5.05	1.35	to	2.30	(30.00)	to	(29.45)
ISC
2012	10,438,756	11.1716	to	11.8550	121,315,834	6.45	1.30	to	2.30	10.05	to	11.18
2011	11,052,281	10.1516	to	10.6628	115,893,306	5.67	0.65	to	2.30	0.03	to	1.72
2010	10,453,432	10.1481	to	10.5514	108,775,441	6.60	1.30	to	2.30	1.33	to	11.21
2009	8,744,128	9.1653	to	9.4879	82,084,273	7.92	1.30	to	2.50	32.21	to	33.83
2008	6,865,436	6.9325	to	7.0894	48,332,687	5.43	1.30	to	2.50	(31.42)	to	(30.57)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AAZ
2012	219,490	$ 11.3840	to	$ 11.6010	$ 2,515,056	6.87%	0.65%	to	2.10%	10.18%	to	11.83%
2011	129,363	10.3317	to	10.3537	1,338,333	-	1.35	to	2.10	3.32	to	3.54
BBC
2012	12,309	11.7754	to	11.8836	145,875	2.21	1.35	to	2.05	11.85	to	12.65
2011	9,990	10.5283	to	10.5493	105,338	-	1.35	to	2.05	5.28	to	5.49
FVS
2012	1,751,017	12.8507	to	23.4505	39,374,752	0.76	0.65	to	2.50	15.41	to	17.61
2011	2,017,094	10.9261	to	20.0806	38,970,383	0.68	0.65	to	2.50	(6.16)	to	(4.38)
2010	2,184,543	14.4922	to	21.1502	44,583,047	0.79	1.30	to	2.50	1.78	to	26.56
2009	2,176,095	11.5328	to	16.7205	35,186,583	1.64	1.30	to	2.50	25.93	to	27.48
2008	1,779,602	9.1117	to	13.1231	22,554,357	1.14	1.30	to	2.50	(34.70)	to	(33.89)
BBA
2012	50,191	12.7319	to	12.8489	643,132	0.69	1.35	to	2.05	15.83	to	16.66
2011	46,701	10.9918	to	11.0137	514,029	-	-	to	-	9.92	to	10.14
SIC
2012	2,573,447	11.4349	to	13.9072	35,029,483	6.96	0.65	to	2.30	10.15	to	12.02
2011	2,800,517	10.2082	to	12.4669	34,368,378	5.95	0.65	to	2.30	0.22	to	1.91
2010	2,596,931	11.8722	to	12.3200	31,584,484	4.50	1.35	to	2.30	0.71	to	9.42
2009	1,891,057	10.9558	to	11.2596	21,088,738	7.24	1.35	to	2.30	22.86	to	24.05
2008	997,893	8.9508	to	9.0765	8,998,750	6.90	1.35	to	2.10	(13.11)	to	(12.44)
BBB
2012	33,907	11.0868	to	11.1887	378,585	7.29	1.35	to	2.05	10.35	to	11.14
2011	18,795	10.0473	to	10.0673	189,112	-	1.35	to	2.05	0.47	to	0.67
FMS
2012	14,648,890	11.7619	to	16.8490	238,076,966	2.06	0.65	to	2.55	11.32	to	13.50
2011	16,848,114	10.3632	to	14.9512	243,685,985	2.29	0.65	to	2.35	(3.36)	to	(1.68)
2010	18,142,945	11.7357	to	15.3150	269,667,669	1.61	1.30	to	2.35	1.10	to	9.75
2009	18,322,036	10.7695	to	13.9615	248,924,483	2.27	1.30	to	2.35	23.09	to	24.41
2008	10,659,488	8.7183	to	11.2279	116,498,829	3.43	1.30	to	2.35	(38.59)	to	(37.93)
TDM
2012	2,973,922	14.3367	to	15.4232	44,554,239	1.44	1.30	to	2.30	10.55	to	11.68
2011	3,451,536	12.9690	to	13.8097	46,486,794	0.95	1.30	to	2.30	(17.79)	to	(16.95)
2010	3,730,450	15.7752	to	16.6280	60,725,526	1.67	1.30	to	2.30	14.88	to	16.06
2009	4,245,202	13.7314	to	14.3272	59,780,455	4.87	1.30	to	2.30	68.62	to	70.35
2008	6,078,724	8.1300	to	8.4105	50,460,099	2.68	1.30	to	2.35	(53.82)	to	(53.32)
FTI
2012	10,512,459	14.1988	to	19.0405	192,256,195	3.17	1.30	to	2.55	15.20	to	16.69
2011	13,164,270	12.2681	to	16.3841	207,290,349	1.65	1.30	to	2.55	(12.91)	to	(11.79)
2010	15,268,978	14.0221	to	18.6504	273,652,493	1.99	1.30	to	2.55	5.64	to	7.00
2009	17,578,876	13.2120	to	17.5014	295,586,812	3.56	1.30	to	2.55	33.55	to	35.26
2008	22,475,438	9.8476	to	12.9916	280,682,732	2.33	1.30	to	2.55	(41.91)	to	(41.16)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
AAX
2012	372,598	$ 10.9809	to	$ 11.2124	$ 4,125,222	5.80%	0.65%	to	2.25%	12.37%	to	14.22%
2011	31,720	9.7779	to	9.8168	310,599	-	0.65	to	2.05	(2.22)	to	(1.83)
FTG
2012	1,891,734	12.0793	to	17.5958	31,651,870	2.01	1.30	to	2.30	18.27	to	19.49
2011	2,191,897	10.1820	to	14.7339	30,804,560	1.33	1.30	to	2.30	(9.11)	to	(8.18)
2010	2,323,981	11.1685	to	16.0551	35,600,674	1.34	1.30	to	2.30	0.74	to	6.00
2009	2,338,559	10.6117	to	15.1541	33,875,343	3.23	1.30	to	2.30	28.09	to	29.40
2008	2,275,331	8.2593	to	11.7171	25,517,931	1.77	1.30	to	2.35	(43.69)	to	(43.08)
HBF
2012	1,240,009	13.0852	to	13.4560	16,579,285	1.47	1.35	to	2.10	7.20	to	8.02
2011	1,299,312	12.2069	to	12.4569	16,106,376	1.08	1.35	to	2.10	(0.45)	to	0.31
2010	773,084	12.2622	to	12.4184	9,572,118	0.12	1.35	to	2.10	0.75	to	8.95
2009	259,790	11.3416	to	11.3988	2,957,383	0.05	1.35	to	2.10	13.42	to	13.99
HVD
2012	396,553	11.1065	to	11.5427	4,528,237	3.84	1.35	to	2.10	9.11	to	9.95
2011	419,954	10.1789	to	10.4978	4,371,146	3.86	1.35	to	2.10	4.83	to	5.63
2010	381,299	9.7101	to	9.9383	3,761,330	4.58	1.35	to	2.10	0.95	to	13.57
2009	300,219	8.6154	to	8.7509	2,613,269	-	1.35	to	2.10	22.48	to	23.42
2008	116,273	7.0493	to	7.0906	822,517	19.06	1.35	to	1.90	(29.46)	to	(29.06)
HVG
2012	105,576	7.8856	to	8.1111	848,512	0.36	1.35	to	1.90	8.34	to	8.95
2011	109,345	7.2785	to	7.4448	807,966	0.15	1.35	to	1.90	(4.89)	to	(4.36)
2010	105,400	7.6526	to	7.7839	815,820	0.17	1.35	to	1.90	7.78	to	8.38
2009	64,711	7.1003	to	7.1818	462,965	-	1.35	to	1.90	13.76	to	14.40
2008	43,321	6.2416	to	6.2781	271,371	1.69	1.35	to	1.90	(39.09)	to	(38.75)
HVI
2012	113,189	9.1301	to	9.4886	1,062,389	3.72	1.35	to	2.10	8.39	to	9.23
2011	129,405	8.4231	to	8.6870	1,114,733	2.81	1.35	to	2.10	4.82	to	5.62
2010	135,007	8.0357	to	8.2246	1,103,265	2.88	1.35	to	2.10	9.45	to	10.28
2009	122,312	7.3422	to	7.4577	908,107	-	1.35	to	2.10	19.06	to	19.97
2008	71,105	6.1669	to	6.2162	440,962	10.28	1.35	to	2.10	(39.15)	to	(38.68)
HVE
2012	599,889	8.0800	to	8.3974	4,972,427	1.19	1.35	to	2.10	11.63	to	12.49
2011	673,679	7.2383	to	7.4651	4,976,865	1.22	1.35	to	2.10	(13.41)	to	(12.74)
2010	579,008	8.3591	to	8.5555	4,914,149	1.41	1.35	to	2.10	1.46	to	7.71
2009	373,724	7.8201	to	7.9431	2,952,460	0.05	1.35	to	2.10	30.66	to	31.67
2008	153,543	5.9849	to	6.0328	923,861	5.38	1.35	to	2.10	(41.81)	to	(41.36)
HVM
2012	8,808	9.2715	to	9.5366	82,921	0.60	1.35	to	1.90	8.50	to	9.11
2011	8,964	8.5450	to	8.7402	77,544	0.70	1.35	to	1.90	(3.20)	to	(2.66)
2010	5,537	8.8274	to	8.9788	49,237	0.89	1.35	to	1.90	11.95	to	12.58
2009	4,757	7.8852	to	7.9757	37,661	-	1.35	to	1.90	19.55	to	20.22
2008	1,521	6.5957	to	6.6343	10,047	3.05	1.35	to	1.90	(35.17)	to	(34.81)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
HVC
2012	159,752	$ 10.3312	to	$ 10.7368	$ 1,690,777	0.27%	1.35%	to	2.10%	12.17%	to	13.03%
2011	135,012	9.2104	to	9.4989	1,267,264	0.46	1.35	to	2.10	(4.81)	to	(4.08)
2010	131,381	9.6756	to	9.9030	1,289,234	0.67	1.35	to	2.10	1.60	to	21.15
2009	131,703	8.0479	to	8.1744	1,070,309	-	1.35	to	2.10	31.41	to	32.42
2008	64,289	6.1242	to	6.1732	395,811	1.82	1.35	to	2.10	(40.12)	to	(39.66)
HVS
2012	771,336	11.1469	to	11.5843	8,869,495	2.42	1.35	to	2.10	1.17	to	1.95
2011	745,930	11.0178	to	11.3626	8,425,130	2.35	1.35	to	2.10	3.09	to	3.88
2010	462,023	10.6873	to	10.9382	5,028,611	2.59	1.35	to	2.10	0.44	to	3.47
2009	89,657	10.4080	to	10.5713	943,853	-	1.35	to	2.10	3.25	to	4.04
2008	10,776	10.1182	to	10.1611	109,325	9.36	1.35	to	1.75	0.36	to	0.77
HVN
2012	-	-	to	-	-	-	1.35	to	2.10	18.65	to	18.95
2011	64,413	6.1068	to	6.2982	401,560	-	1.35	to	2.10	(14.56)	to	(13.90)
2010	53,652	7.1473	to	7.3153	389,238	0.10	1.35	to	2.10	13.53	to	14.40
2009	52,212	6.2954	to	6.3944	332,142	-	1.35	to	2.10	31.82	to	32.83
2008	36,987	4.7757	to	4.8140	177,544	0.68	1.35	to	2.10	(53.65)	to	(53.30)
HRS
2012	349,676	6.8582	to	7.1067	2,457,433	0.23	1.35	to	2.10	2.13	to	2.92
2011	365,057	6.7150	to	6.9052	2,498,612	0.16	1.35	to	2.10	(11.53)	to	(10.85)
2010	288,049	7.5898	to	7.7455	2,215,321	0.26	1.35	to	2.10	3.59	to	20.50
2009	134,661	6.3466	to	6.4276	861,819	-	1.35	to	2.10	31.91	to	32.92
2008	34,039	4.8112	to	4.8356	164,218	1.41	1.35	to	2.10	(51.89)	to	(51.64)
HVR
2012	155,429	8.7348	to	9.0777	1,394,690	1.64	1.35	to	2.10	4.68	to	5.49
2011	160,878	8.3441	to	8.6054	1,371,418	0.34	1.35	to	2.10	4.60	to	5.40
2010	150,620	7.9771	to	8.1645	1,220,000	1.32	1.35	to	2.10	1.12	to	5.89
2009	75,433	7.5908	to	7.7102	578,764	-	1.35	to	2.10	30.58	to	31.58
2008	22,935	5.8258	to	5.8599	134,085	4.24	1.35	to	1.90	(43.17)	to	(42.85)
HSS
2012	437,852	11.3304	to	11.7752	5,102,981	-	1.35	to	2.10	20.04	to	20.96
2011	519,574	9.4389	to	9.7346	5,015,924	0.02	1.35	to	2.10	(2.99)	to	(2.25)
2010	463,805	9.7297	to	9.9582	4,587,826	0.47	1.35	to	2.10	2.10	to	27.86
2009	320,168	7.6677	to	7.7883	2,481,257	-	1.35	to	2.10	30.16	to	31.16
2008	107,313	5.8910	to	5.9382	635,831	0.64	1.35	to	2.10	(42.47)	to	(42.03)
AI8
2012	16,040	11.5883	to	11.6337	186,262	1.24	1.35	to	1.65	13.34	to	13.69
2011	1,222	10.2183	to	10.2328	12,500	-	1.35	to	1.85	2.18	to	2.33

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
VKC
2012	497,553	$ 12.0090	to	$ 12.7466	$ 6,119,962	0.58%	0.65%	to	2.10%	14.60%	to	16.31%
2011	608,083	10.4786	to	10.9591	6,491,582	0.58	0.65	to	2.10	(1.29)	to	0.17
2010	541,345	10.6152	to	10.8455	5,813,854	0.85	1.35	to	2.10	1.68	to	20.53
2009	286,134	8.8743	to	8.9980	2,559,424	1.10	1.35	to	2.10	36.24	to	37.28
2008	64,684	6.5138	to	6.5544	422,645	0.51	1.35	to	2.10	(34.86)	to	(34.46)
VLC
2012	2,455,811	9.5623	to	10.3003	24,746,978	1.55	1.30	to	2.55	15.88	to	17.37
2011	2,647,256	8.3548	to	8.7759	22,814,813	1.37	1.30	to	2.30	(4.36)	to	(3.38)
2010	2,754,884	8.7353	to	9.0827	24,645,773	0.13	1.30	to	2.30	1.41	to	14.19
2009	2,424,233	7.7727	to	7.9538	19,071,269	4.34	1.30	to	2.10	25.71	to	26.74
2008	1,778,846	6.1599	to	6.2700	11,079,024	1.96	1.35	to	2.30	(37.29)	to	(36.67)
VKU
2012	4,842,609	11.6196	to	12.0545	57,677,285	1.81	0.65	to	2.10	10.02	to	11.65
2011	4,795,893	10.4145	to	10.8734	51,651,570	1.59	0.65	to	2.10	(3.37)	to	(1.94)
2010	2,638,485	10.9300	to	11.1670	29,230,936	1.96	1.35	to	2.10	1.34	to	10.52
2009	2,012,655	9.8917	to	10.1041	20,224,707	2.67	1.35	to	2.50	19.43	to	20.83
2008	521,533	8.2827	to	8.3619	4,349,163	1.79	1.35	to	2.50	(17.17)	to	(16.38)
AAY
2012	858,794	10.2340	to	10.4910	8,892,765	2.33	0.65	to	2.55	2.37	to	4.38
2011	170,792	10.0109	to	10.0506	1,712,175	-	0.65	to	2.05	0.11	to	0.51
AAM
2012	100,716	11.8494	to	11.9582	1,199,600	0.88	1.35	to	2.05	14.86	to	15.69
2011	5,184	10.3278	to	10.3366	53,540	-	1.35	to	1.65	3.28	to	3.37
LRE
2012	5,713,464	10.0366	to	10.9237	61,330,118	1.54	0.65	to	2.35	19.17	to	21.25
2011	6,403,042	8.2773	to	9.0510	57,264,390	2.04	0.65	to	2.35	(19.92)	to	(18.53)
2010	5,546,175	10.8727	to	11.1887	61,493,993	1.38	1.35	to	2.35	2.09	to	21.04
2009	4,250,860	9.0745	to	9.2522	39,060,057	3.64	1.30	to	2.35	65.86	to	67.64
2008	2,539,966	5.4621	to	5.5191	13,975,390	6.16	1.30	to	2.55	(45.38)	to	(44.81)
LA9
2012	2,655,359	13.9651	to	16.9340	40,130,308	-	1.30	to	2.55	11.18	to	12.61
2011	3,079,831	10.2431	to	15.0377	41,524,761	-	0.65	to	2.55	(12.34)	to	(10.63)
2010	3,343,836	14.3291	to	16.9372	50,950,452	-	1.30	to	2.55	0.79	to	21.33
2009	4,131,400	11.9616	to	13.9599	52,098,239	-	1.30	to	2.55	41.84	to	43.66
2008	4,668,640	8.4333	to	9.7176	41,167,153	-	1.30	to	2.55	(39.83)	to	(39.05)
LAV
2012	2,764,087	14.4039	to	15.7255	42,125,655	0.52	1.30	to	2.30	8.03	to	9.14
2011	3,280,677	13.3338	to	14.4163	45,971,939	0.19	1.30	to	2.30	(6.68)	to	(5.73)
2010	3,240,001	14.2886	to	15.3001	48,288,792	0.32	1.30	to	2.30	1.37	to	17.48
2009	3,386,297	12.2869	to	13.0302	43,116,785	0.19	1.30	to	2.35	23.08	to	24.34
2008	2,597,685	9.9573	to	10.4851	26,664,191	0.59	1.30	to	2.35	(30.35)	to	(29.60)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
EGS
2012	-	$ -	to	$ -	$ -	0.05%	1.00%	to	1.85%	13.19%	to	13.81%
2011	9,986,814	5.7827	to	24.9499	125,072,423	0.17	1.00	to	1.85	(2.29)	to	(1.45)
2010	11,164,178	5.9152	to	25.4132	142,268,348	0.09	1.00	to	1.85	13.67	to	14.66
2009	12,612,013	5.2011	to	22.2504	140,984,437	0.28	1.00	to	1.85	35.19	to	36.36
2008	14,615,786	3.8453	to	16.3806	119,597,619	0.25	1.00	to	1.85	(38.50)	to	(37.96)
MFF
2012	-	-	to	-	-	-	1.00	to	2.25	12.71	to	13.62
2011	776,655	9.9684	to	19.4686	9,830,029	-	1.00	to	2.25	(2.92)	to	(0.10)
2010	922,817	11.2140	to	19.8409	12,234,367	-	1.00	to	2.25	12.91	to	14.35
2009	1,079,900	9.8917	to	17.3864	12,532,342	-	1.00	to	2.30	34.29	to	36.08
2008	1,316,168	7.3320	to	12.8024	11,206,403	-	1.00	to	2.30	(38.97)	to	(38.16)
FFL
2012	8,715,181	6.6678	to	28.8924	126,358,221	-	1.00	to	1.85	1.81	to	2.14
TEG
2012	1,067,867	11.4290	to	22.5272	17,349,507	-	1.15	to	2.25	1.57	to	1.99
FFJ
2012	3,355,284	5.2403	to	5.8842	19,045,900	-	1.15	to	1.85	2.92	to	3.19
FFK
2012	3,042,637	7.2567	to	16.5842	41,719,426	-	1.15	to	2.50	2.77	to	4.26
TND
2012	1,253,717	10.5720	to	10.5924	13,270,525	-	0.65	to	2.30	5.72	to	5.92
AAN
2012	85,754,971	10.0069	to	10.7163	907,744,211	0.19	0.65	to	2.55	0.07	to	6.36
2011	228,381	10.0346	to	10.0560	2,295,169	-	1.35	to	2.10	0.35	to	0.56
FFN
2012	21,332,345	10.2959	to	10.3158	219,815,489	-	0.65	to	2.30	2.96	to	3.16
FFO
2012	25,592,147	10.3068	to	10.3219	264,127,204	-	1.30	to	2.55	3.07	to	3.22
FFP
2012	1,256,681	10.3091	to	10.3182	12,962,256	-	1.35	to	2.10	3.09	to	3.18

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MIT
2012	15,937,014	$ 10.1375	to	$ 36.9102	$ 284,268,803	1.68%	1.15%	to	1.85%	13.23%	to	14.06%
2011	18,480,552	8.9485	to	32.4419	288,462,302	1.86	1.00	to	1.85	0.09	to	0.96
2010	21,182,508	8.9359	to	32.2588	329,127,899	1.82	1.00	to	1.85	14.31	to	15.30
2009	24,500,355	7.8132	to	28.0862	330,454,824	2.37	1.00	to	1.85	22.94	to	24.01
2008	28,659,325	6.3519	to	22.7364	312,978,185	1.52	1.00	to	1.85	(36.16)	to	(35.60)
MFL
2012	7,733,934	11.9588	to	17.9491	121,965,691	1.37	1.00	to	2.55	12.15	to	13.95
2011	9,632,098	10.5865	to	15.7844	134,401,254	1.56	1.00	to	2.55	(0.85)	to	0.72
2010	12,022,072	10.6014	to	15.7028	168,194,841	1.56	1.00	to	2.55	13.16	to	14.96
2009	14,889,009	9.3019	to	13.6875	182,378,997	2.11	1.00	to	2.55	21.81	to	23.75
2008	17,800,165	7.5820	to	11.0833	177,022,413	1.22	1.00	to	2.55	(36.78)	to	(35.77)
BDS
2012	4,392,042	19.3030	to	22.1141	93,350,707	4.92	1.15	to	1.85	9.24	to	10.04
2011	4,609,175	17.6516	to	20.0962	89,181,631	4.84	1.15	to	1.85	4.66	to	5.42
2010	5,106,265	16.8481	to	19.0628	93,795,374	4.34	1.15	to	1.85	8.81	to	9.60
2009	5,384,987	15.4686	to	17.3936	90,448,318	6.48	1.15	to	1.85	25.59	to	26.50
2008	5,203,097	12.3042	to	13.7497	69,202,403	7.02	1.15	to	1.85	(12.19)	to	(11.55)
MF7
2012	9,751,262	11.5089	to	18.4014	166,516,251	4.64	0.65	to	2.55	8.16	to	10.28
2011	9,806,250	10.4364	to	16.7714	153,556,663	4.83	0.65	to	2.50	3.65	to	5.61
2010	9,260,297	11.9321	to	15.9598	138,789,021	3.96	1.15	to	2.50	0.52	to	9.40
2009	6,662,054	10.9792	to	14.5888	91,904,165	5.40	1.15	to	2.50	24.47	to	26.19
2008	4,635,465	8.7578	to	11.6903	51,141,515	6.74	1.00	to	2.50	(13.00)	to	(11.66)
RGS
2012	6,563,929	11.6470	to	18.3649	95,519,770	0.78	1.15	to	1.85	14.30	to	15.13
2011	7,453,731	10.1798	to	15.9514	94,329,872	0.95	1.00	to	1.85	(2.77)	to	(1.93)
2010	8,499,280	10.4589	to	16.2874	109,875,527	1.15	1.00	to	1.85	15.05	to	16.04
2009	9,599,790	9.0816	to	14.0549	107,176,009	1.82	1.00	to	1.85	30.28	to	31.41
2008	11,214,418	6.9635	to	10.7101	95,812,820	0.65	1.00	to	1.85	(39.77)	to	(39.24)
RG1
2012	3,536,923	10.4710	to	19.1846	39,795,981	0.54	0.65	to	2.30	13.55	to	15.48
2011	3,585,793	9.1984	to	16.7056	35,557,705	0.74	0.65	to	2.35	(3.57)	to	(1.89)
2010	3,339,426	9.5576	to	17.1228	34,696,477	0.93	1.10	to	2.30	1.72	to	15.66
2009	3,557,338	8.3649	to	14.8193	32,497,716	1.44	1.10	to	2.30	29.39	to	30.98
2008	2,883,536	6.4648	to	11.3256	21,338,733	0.44	1.00	to	2.30	(40.21)	to	(39.41)
EME
2012	1,170,564	26.8859	to	33.0133	35,575,216	1.10	1.00	to	1.85	16.77	to	17.79
2011	1,418,256	23.0239	to	28.1271	36,670,610	0.53	1.00	to	1.85	(20.04)	to	(19.34)
2010	1,624,680	28.7931	to	34.9969	52,175,479	0.71	1.00	to	1.85	21.46	to	22.51
2009	1,777,211	23.7055	to	28.6673	46,576,034	2.42	1.00	to	1.85	65.46	to	66.90
2008	1,900,227	14.3267	to	17.2377	29,955,875	1.39	1.00	to	1.85	(55.93)	to	(55.54)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
EM1
2012	1,981,331	$ 10.0417	to	$ 37.3877	$ 33,553,289	0.89%	0.65%	to	2.50%	15.62%	to	17.83%
2011	2,229,533	8.5224	to	31.9085	32,459,265	0.35	0.65	to	2.50	(20.75)	to	(19.25)
2010	1,775,371	16.1794	to	39.7356	33,610,615	0.56	1.15	to	2.50	2.77	to	22.05
2009	1,346,721	13.4397	to	32.5736	22,378,471	1.63	1.15	to	2.50	63.92	to	66.19
2008	710,442	8.1987	to	19.6098	8,295,305	1.08	1.15	to	2.50	(56.32)	to	(55.71)
GGS
2012	1,121,650	16.7896	to	24.5777	23,029,564	2.90	1.00	to	1.85	(1.23)	to	(0.37)
2011	1,256,337	16.9987	to	24.7647	26,008,011	2.26	1.00	to	1.85	4.10	to	5.00
2010	1,388,803	16.3289	to	23.6760	27,603,523	-	1.00	to	1.85	2.68	to	3.57
2009	1,514,184	15.9031	to	22.9489	29,279,024	11.75	1.00	to	1.85	2.14	to	3.02
2008	1,783,352	15.5702	to	22.3616	33,534,157	8.21	1.00	to	1.85	8.36	to	9.30
GG1
2012	136,568	14.8332	to	17.6563	2,246,301	2.50	1.15	to	2.05	(1.73)	to	(0.83)
2011	155,653	15.0563	to	17.8579	2,593,778	1.96	1.15	to	2.05	3.58	to	4.53
2010	191,576	14.4984	to	17.1353	3,072,039	-	1.15	to	2.05	2.24	to	3.18
2009	226,268	14.1448	to	16.6581	3,542,610	13.42	1.15	to	2.05	1.65	to	2.58
2008	410,545	13.8804	to	16.2887	6,320,695	7.46	1.15	to	2.05	7.86	to	8.85
GGR
2012	2,365,951	10.7025	to	33.5420	54,517,556	0.72	1.15	to	1.85	17.50	to	18.35
2011	2,773,868	9.1041	to	28.4107	53,695,583	0.68	1.15	to	1.85	(8.11)	to	(7.45)
2010	3,303,954	9.9029	to	30.7722	68,407,784	0.80	1.00	to	1.85	9.74	to	10.69
2009	3,839,286	9.0195	to	27.9081	71,866,959	1.19	1.00	to	1.85	37.23	to	38.42
2008	4,323,307	6.5693	to	20.2403	59,243,931	1.03	1.00	to	1.85	(40.07)	to	(39.55)
GG2
2012	179,854	15.1109	to	21.8117	3,076,199	0.47	1.15	to	2.10	16.97	to	18.11
2011	205,718	12.8853	to	18.4763	3,012,570	0.36	1.15	to	2.10	(8.62)	to	(7.74)
2010	250,738	14.0654	to	20.0359	4,004,065	0.57	1.15	to	2.10	9.19	to	10.25
2009	340,286	12.8483	to	18.1818	4,912,210	0.74	1.15	to	2.10	36.50	to	37.83
2008	440,668	9.3883	to	13.1983	4,602,950	0.76	1.00	to	2.30	(40.48)	to	(39.68)
RES
2012	6,184,482	8.1769	to	27.7289	112,011,193	1.58	1.15	to	1.85	14.64	to	15.48
2011	7,166,923	7.1290	to	24.0719	112,370,557	1.19	1.15	to	1.85	(8.45)	to	(7.79)
2010	8,120,608	7.7831	to	26.1691	138,046,224	1.40	1.15	to	1.85	10.58	to	11.38
2009	9,405,855	7.0348	to	23.5528	143,755,857	1.68	1.15	to	1.85	29.99	to	30.94
2008	11,057,121	5.4090	to	18.0325	129,451,544	0.67	1.15	to	1.85	(37.61)	to	(37.16)
RE1
2012	804,018	11.5821	to	18.2921	11,694,232	1.31	1.15	to	2.25	13.94	to	15.23
2011	969,870	10.1236	to	15.8830	12,311,637	0.87	1.10	to	2.25	(9.09)	to	(8.02)
2010	1,162,208	11.0907	to	17.28610	16,215,376	1.16	1.10	to	2.25	9.89	to	11.18
2009	1,371,905	10.0513	to	15.5629	17,259,114	1.46	1.10	to	2.25	29.06	to	30.57
2008	1,840,427	7.7566	to	11.9309	17,668,776	0.37	1.10	to	2.30	(38.03)	to	(37.27)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
GTR
2012	2,816,638	$ 16.4786	to	$ 32.2897	$ 69,236,431	1.92%	1.15%	to	1.85%	7.52%	to	8.31%
2011	3,221,964	15.3179	to	29.8872	73,752,769	0.96	1.15	to	1.85	(0.33)	to	0.40
2010	3,630,317	15.3603	to	29.8429	83,182,897	0.80	1.15	to	1.85	3.58	to	4.33
2009	4,057,331	14.8223	to	28.6751	89,385,980	8.00	1.15	to	1.85	13.03	to	13.85
2008	4,598,290	13.1070	to	25.2490	89,967,387	5.42	1.15	to	1.85	(16.99)	to	(16.39)
GT2
2012	83,848,269	10.8365	to	19.6683	933,129,242	1.79	0.65	to	2.35	6.68	to	8.55
2011	83,798,499	10.0846	to	18.2205	868,419,521	1.02	0.65	to	2.10	(0.83)	to	0.63
2010	35,771,466	10.2960	to	18.2065	374,030,587	0.33	1.15	to	2.10	0.47	to	4.10
2009	699,643	15.3452	to	17.4988	11,164,168	7.75	1.15	to	2.05	12.42	to	13.46
2008	873,958	13.6216	to	15.4312	12,354,205	5.24	1.15	to	1.85	(17.15)	to	(16.56)
GSS
2012	7,678,114	15.5939	to	25.4107	153,265,951	3.16	1.15	to	1.85	0.62	to	1.36
2011	8,225,599	15.4818	to	25.1330	162,926,999	3.72	1.15	to	1.85	5.42	to	6.18
2010	9,796,211	14.6711	to	23.7279	182,422,116	3.64	1.15	to	1.85	2.81	to	3.56
2009	11,173,460	14.2550	to	22.9687	201,831,819	4.99	1.15	to	1.85	2.56	to	3.31
2008	12,130,442	13.8850	to	22.2887	213,486,283	5.57	1.15	to	1.85	6.53	to	7.31
MFK
2012	27,316,157	10.5561	to	15.0126	365,299,829	2.86	0.65	to	2.55	(0.35)	to	1.60
2011	28,525,248	10.3897	to	15.0863	379,366,472	3.56	0.65	to	2.55	4.39	to	6.42
2010	31,563,214	11.3128	to	14.2266	398,410,866	3.43	1.00	to	2.55	0.13	to	3.45
2009	30,492,655	11.1096	to	13.7522	374,547,282	3.88	1.00	to	2.55	1.57	to	3.19
2008	19,623,926	10.9374	to	13.3271	236,492,256	5.08	1.00	to	2.55	5.53	to	7.21
HYS
2012	4,001,907	17.1657	to	34.5236	91,984,284	6.85	1.00	to	1.85	12.77	to	13.75
2011	4,271,067	15.2218	to	30.4675	87,099,806	8.60	1.00	to	1.85	2.21	to	3.10
2010	4,992,117	14.8922	to	29.6663	99,394,800	9.47	1.00	to	1.85	13.40	to	14.38
2009	5,804,644	13.1329	to	26.0372	100,842,945	10.05	1.00	to	1.85	47.58	to	48.86
2008	6,745,555	8.8989	to	17.5591	78,775,038	9.54	1.00	to	1.85	(30.97)	to	(30.37)
MFC
2012	5,322,383	10.2150	to	20.3768	98,934,341	6.17	0.65	to	2.55	2.15	to	13.21
2011	4,304,415	13.1833	to	18.0081	72,995,788	8.28	1.00	to	2.55	1.22	to	2.83
2010	5,362,310	12.9647	to	17.5485	89,107,908	9.35	1.00	to	2.55	12.44	to	14.22
2009	6,543,484	11.4778	to	15.3945	95,852,231	9.78	1.00	to	2.55	45.89	to	48.21
2008	9,170,448	7.8311	to	10.4078	91,248,270	9.27	1.00	to	2.55	(31.44)	to	(30.35)
IGS
2012	2,783,903	15.4481	to	22.0049	51,736,851	1.00	1.00	to	1.85	17.67	to	18.69
2011	3,253,080	13.1219	to	18.5655	51,034,318	1.09	1.00	to	1.85	(12.54)	to	(11.78)
2010	3,754,249	14.9958	to	21.0746	66,861,752	0.90	1.00	to	1.85	13.03	to	14.01
2009	4,435,831	13.2602	to	18.5107	69,156,837	1.15	1.00	to	1.85	35.51	to	36.68
2008	5,162,799	9.7806	to	13.5618	59,050,183	1.33	1.00	to	1.85	(40.94)	to	(40.43)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
IG1
2012	1,795,206	$ 10.5378	to	$ 25.0992	$ 23,166,934	0.75%	0.65%	to	2.30%	16.78%	to	18.76%
2011	2,183,236	9.0238	to	21.2527	24,149,594	0.90	0.65	to	2.30	(13.15)	to	(11.69)
2010	2,080,737	10.3907	to	24.1998	27,188,090	0.68	1.00	to	2.30	1.39	to	13.72
2009	2,056,727	9.2587	to	21.3236	24,793,740	0.75	1.00	to	2.30	34.52	to	36.31
2008	1,645,540	6.9084	to	15.6748	16,461,538	1.09	1.00	to	2.10	(41.23)	to	(40.56)
MII
2012	1,880,504	18.1128	to	29.2883	44,954,741	1.55	1.15	to	1.85	14.07	to	14.90
2011	2,220,602	15.8711	to	25.5126	46,177,756	1.21	1.15	to	1.85	(3.34)	to	(2.64)
2010	2,607,501	16.4109	to	26.2685	55,418,037	1.64	1.00	to	1.85	7.09	to	8.02
2009	2,987,921	15.3166	to	24.4127	59,014,660	3.33	1.00	to	1.85	23.05	to	24.12
2008	3,503,901	12.4412	to	19.7453	56,116,944	1.05	1.00	to	1.85	(32.68)	to	(32.10)
MI1
2012	13,665,036	10.1927	to	26.0852	146,947,171	1.40	0.65	to	2.35	13.19	to	15.17
2011	16,726,064	9.0046	to	22.7753	158,156,916	1.03	0.65	to	2.35	(4.08)	to	(2.41)
2010	19,684,586	9.3878	to	23.4684	192,674,447	1.41	1.15	to	2.35	0.83	to	7.53
2009	20,061,375	8.8376	to	21.8362	184,184,694	3.25	1.15	to	2.35	22.17	to	23.67
2008	22,385,237	7.2338	to	17.6653	167,431,706	0.93	1.15	to	2.35	(33.19)	to	(32.37)
MIS
2012	27,774,564	7.5228	to	14.0213	323,460,136	0.41	1.00	to	1.85	15.07	to	16.07
2011	31,914,695	6.5343	to	12.0968	321,011,298	0.57	1.00	to	1.85	(1.07)	to	(0.21)
2010	37,078,363	6.6013	to	12.1391	374,470,706	0.31	1.00	to	1.85	11.06	to	12.02
2009	43,349,933	5.9408	to	10.8514	392,101,061	0.81	1.00	to	1.85	3.56	to	38.74
2008	22,457,175	4.3169	to	7.8323	134,937,104	0.63	1.00	to	1.85	(38.38)	to	(37.85)
M1B
2012	3,365,777	11.0856	to	17.6557	45,257,479	0.12	1.00	to	2.55	13.86	to	15.68
2011	4,131,256	9.6664	to	15.2936	48,424,976	0.28	1.00	to	2.55	(1.99)	to	(0.43)
2010	5,348,263	9.7925	to	15.3914	63,674,137	0.10	1.00	to	2.55	9.95	to	11.70
2009	6,755,552	8.8427	to	13.8072	72,529,820	0.56	1.00	to	2.55	36.22	to	38.38
2008	6,598,033	6.4453	to	9.9977	53,180,723	0.34	1.00	to	2.55	(38.96)	to	(37.98)
MCS
2012	-	-	to	-	-	-	1.15	to	1.85	11.24	to	11.75
2011	3,961,768	4.5726	to	5.1023	19,567,887	-	1.15	to	1.85	(7.73)	to	(7.06)
2010	4,670,921	4.9504	to	5.5689	24,915,455	-	1.00	to	1.85	26.86	to	27.96
2009	4,857,853	3.8983	to	4.3522	20,289,951	0.07	1.00	to	1.85	39.68	to	40.89
2008	5,304,731	2.7880	to	3.0536	15,794,789	-	1.15	to	1.85	(52.25)	to	(51.90)
MC1
2012	-	-	to	-	-	-	1.15	to	2.50	10.53	to	11.50
2011	1,221,431	6.3459	to	14.4067	10,728,029	-	1.15	to	2.50	(8.62)	to	(7.36)
2010	1,566,303	6.8986	to	15.5588	15,073,695	-	1.15	to	2.50	25.67	to	27.40
2009	2,023,237	5.4533	to	12.2184	15,620,576	-	1.15	to	2.50	38.38	to	40.29
2008	2,534,232	3.9148	to	8.7136	14,019,215	-	1.00	to	2.50	(52.65)	to	(51.92)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MMS
2012	6,985,878	$ 9.9804	to	$ 13.6827	$ 85,734,713	-%	1.15%	to	1.85%	(1.86)%	to	(1.14)%
2011	7,697,443	10.1591	to	13.8753	96,023,462	-	1.15	to	1.85	(1.85)	to	(1.13)
2010	9,022,060	10.3396	to	14.0690	113,721,713	-	1.15	to	1.85	(1.85)	to	(1.14)
2009	11,201,129	10.5238	to	14.2660	142,977,635	-	1.15	to	1.85	(1.85)	to	(1.14)
2008	15,465,643	10.7978	to	14.4657	198,802,618	2.02	1.00	to	1.85	0.14	to	1.01
MM1
2012	28,245,079	8.9407	to	10.4335	273,733,380	-	0.65%	to	2.55%	(2.56)	to	(0.08)
2011	12,602,049	9.1760	to	10.5394	123,622,795	-	1.00	to	2.55	(2.54)	to	(1.00)
2010	15,867,217	9.4155	to	10.6456	158,401,447	-	1.00	to	2.55	(2.55)	to	(1.00)
2009	17,825,138	9.6619	to	10.7531	180,844,310	-	1.00	to	2.55	(2.55)	to	(1.00)
2008	22,125,007	9.9147	to	10.8617	228,570,494	1.77	1.00	to	2.55	(0.80)	to	0.78
NWD
2012	3,463,596	11.6471	to	23.6629	57,662,794	-	1.00	to	1.85	18.97	to	20.00
2011	3,937,734	9.7602	to	19.7461	54,685,774	-	1.00	to	1.85	(12.03)	to	(11.27)
2010	4,376,779	11.0608	to	22.2840	69,127,087	-	1.00	to	1.85	34.06	to	35.22
2009	5,216,357	8.2255	to	16.5026	60,742,092	-	1.00	to	1.85	59.95	to	61.33
2008	6,367,778	5.1269	to	10.2431	45,645,465	-	1.00	to	1.85	(40.70)	to	(40.18)
M1A
2012	2,886,757	13.7510	to	23.1232	58,254,104	-	1.00	to	2.55	17.78	to	19.66
2011	3,562,208	11.6151	to	19.3627	60,310,390	-	1.00	to	2.55	(12.83)	to	(11.44)
2010	4,156,401	13.2567	to	21.9094	80,056,321	-	1.00	to	2.55	32.75	to	34.85
2009	5,942,046	9.9357	to	16.2796	85,989,049	-	1.00	to	2.55	58.57	to	61.09
2008	8,571,360	6.2340	to	10.1266	77,933,950	-	1.00	to	2.55	(41.31)	to	(40.37)
RIS
2012	2,040,223	12.4675	to	22.9961	32,226,095	2.15	1.15	to	1.85	14.43	to	15.26
2011	2,377,975	10.8900	to	19.9511	32,506,107	1.99	1.15	to	1.85	(12.53)	to	(11.90)
2010	2,727,635	12.4438	to	22.6449	42,251,199	1.39	1.15	to	1.85	8.58	to	9.37
2009	3,126,123	11.4543	to	20.7048	44,296,413	3.19	1.15	to	1.85	28.51	to	29.45
2008	3,693,283	8.9085	to	15.9949	40,321,119	1.80	1.15	to	1.85	(43.56)	to	(43.14)
RI1
2012	4,445,030	10.6668	to	20.6568	84,955,119	1.94	0.65	to	2.55	13.31	to	15.53
2011	5,379,665	12.5734	to	17.9807	90,237,045	1.71	1.15	to	2.55	(13.33)	to	(12.08)
2010	5,914,182	14.4251	to	20.4619	113,396,073	1.16	1.15	to	2.55	0.36	to	9.07
2009	6,716,956	13.3402	to	18.7700	118,436,542	3.05	1.15	to	2.55	27.17	to	29.00
2008	7,836,028	10.4310	to	14.5578	107,197,293	1.49	1.00	to	2.55	(44.07)	to	(43.17)
SIS
2012	2,221,728	17.3996	to	19.5370	41,521,964	5.37	1.15%	to	1.85	8.37	to	9.16
2011	2,148,862	16.0481	to	17.8981	36,916,404	5.73	1.15	to	1.85	2.74	to	3.48
2010	2,344,628	15.6123	to	17.2956	39,058,974	5.39	1.15	to	1.85	8.23	to	9.01
2009	2,519,695	14.4181	to	15.8656	38,612,559	10.27	1.15	to	1.85	25.32	to	26.23
2008	2,463,406	11.4995	to	12.5692	29,958,353	8.29	1.15	to	1.85	(14.66)	to	(14.04)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
SI1
2012	494,514	$ 15.6190	to	$ 18.0370	$ 8,481,632	5.10%	1.15%	to	2.30%	7.74%	to	9.02%
2011	636,505	14.4966	to	16.5451	10,019,560	5.49	1.15	to	2.30	1.91	to	3.11
2010	683,470	14.2245	to	16.0462	10,489,949	5.17	1.15	to	2.30	7.52	to	8.78
2009	785,460	13.2301	to	14.7509	11,155,167	10.70	1.15	to	2.30	24.32	to	25.78
2008	956,921	10.6423	to	11.7277	10,869,245	8.07	1.15	to	2.30	(15.21)	to	(14.21)
TEC
2012	2,237,212	5.3448	to	6.2552	13,006,405	-	1.15	to	1.85	12.46	to	13.29
2011	2,826,156	4.7476	to	5.5223	14,582,085	-	1.15	to	1.85	(0.70)	to	0.02
2010	160,111	10.4740	to	23.5955	1,776,216	-	1.15	to	1.85	18.00	to	18.84
2009	187,530	8.8766	to	19.8656	1,773,079	-	1.15	to	1.85	73.17	to	74.41
2008	183,490	5.1259	to	11.3963	989,205	-	1.15	to	1.85	(52.00)	to	(51.66)
TE1
2012	97,822	11.6499	to	26.5938	1,233,938	-	1.15	to	1.85	12.14	to	12.94
2011	130,600	10.3887	to	23.5580	1,456,301	-	1.15	to	1.85	(0.81)	to	(0.11)
2010	160,111	10.4740	to	23.5955	1,776,216	-	1.15	to	1.85	18.00	to	18.84
2009	187,530	8.8766	to	19.8656	1,773,079	-	1.15	to	1.85	73.17	to	74.41
2008	183,490	5.1259	to	11.3963	989,205	-	1.15	to	1.85	(52.00)	to	(51.66)
TRS
2012	17,540,875	14.4819	to	37.7417	436,066,585	2.59	1.15	to	1.85	9.27	to	10.07
2011	19,776,275	13.2398	to	34.3749	447,577,850	2.66	1.15	to	1.85	0.04	to	0.77
2010	22,491,979	13.2205	to	34.1964	506,544,820	2.81	1.15	to	1.85	7.93	to	8.72
2009	25,748,066	12.2364	to	31.5325	535,058,547	3.94	1.15	to	1.85	15.91	to	16.75
2008	29,892,193	10.5464	to	27.0755	537,334,088	3.47	1.15	to	1.85	(23.01)	to	(22.45)
MFJ
2012	38,375,398	11.5397	to	16.5688	595,106,199	2.31	0.65	to	2.55	8.17	to	10.29
2011	45,326,523	10.4630	to	15.1069	643,062,830	2.38	0.65	to	2.55	(0.93)	to	1.00
2010	51,225,040	11.6925	to	15.0409	724,908,318	2.57	1.00	to	2.55	1.01	to	8.59
2009	56,778,902	10.8771	to	13.8787	743,138,623	3.49	1.00	to	2.55	14.80	to	16.63
2008	53,879,494	9.4214	to	11.9241	605,101,294	3.15	1.00	to	2.55	(23.74)	to	(22.52)
UTS
2012	4,597,504	18.8620	to	60.8539	150,920,550	4.62	1.15	to	1.85	12.03	to	12.85
2011	5,272,233	16.8280	to	54.0596	153,739,354	3.42	1.15	to	1.85	5.14	to	5.91
2010	6,010,069	15.9966	to	51.1708	165,648,150	3.28	1.15	to	1.85	11.80	to	12.61
2009	7,070,735	14.3014	to	45.5539	173,124,755	5.05	1.15	to	1.85	30.91	to	31.86
2008	8,400,706	10.9193	to	34.6333	155,230,961	1.91	1.15	to	1.85	(38.23)	to	(37.78)
MFE
2012	2,966,844	12.6267	to	39.7482	106,106,149	4.40	0.65	to	2.35	11.23	to	13.18
2011	3,652,256	11.1565	to	35.3163	116,649,151	3.23	0.65	to	2.35	4.33	to	6.15
2010	3,706,532	18.9809	to	33.4566	111,476,038	3.08	1.00	to	2.35	0.98	to	12.47
2009	3,827,620	17.0227	to	29.8078	101,639,771	4.55	1.00	to	2.35	29.97	to	31.77
2008	3,731,129	13.0308	to	22.6677	72,955,216	1.66	1.00	to	2.35	(38.74)	to	(37.88)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
MVS
2012	5,477,388	$ 14.8015	to	$ 21.3937	$ 104,795,200	1.84%	1.15%	to	1.85%	14.06%	to	14.89%
2011	6,332,031	12.9442	to	18.6211	105,498,403	1.62	1.15	to	1.85	(1.85)	to	(1.13)
2010	7,251,195	13.1542	to	18.8348	122,377,852	1.43	1.15	to	1.85	9.45	to	10.24
2009	8,202,606	11.9883	to	17.0851	125,753,509	1.84	1.15	to	1.85	18.26	to	19.12
2008	9,654,222	9.9861	to	14.3424	124,630,580	1.92	1.15	to	1.85	(33.90)	to	(33.41)
MV1
2012	10,162,634	12.2213	to	19.2092	178,140,581	1.58	0.65	to	2.50	13.06	to	15.21
2011	12,369,770	10.6076	to	16.7661	189,800,608	1.36	0.65	to	2.50	(2.78)	to	(0.93)
2010	14,050,600	12.4122	to	17.0183	219,524,012	1.21	1.00	to	2.50	1.46	to	10.11
2009	15,232,380	11.3930	to	15.4866	216,431,676	1.61	1.00	to	2.50	17.29	to	19.10
2008	13,424,854	9.6688	to	13.0299	159,243,510	1.45	1.00	to	2.55	(34.59)	to	(33.54)
VSC
2012	10,479,693	9.7321	to	12.0077	107,498,309	0.35	0.65	to	2.55	11.46	to	13.65
2011	12,024,401	8.8182	to	10.5658	109,689,042	0.23	0.65	to	2.35	(7.32)	to	(5.71)
2010	12,976,175	9.5147	to	9.9126	126,734,777	0.12	1.30	to	2.35	1.49	to	22.46
2009	15,857,749	7.8530	to	8.0945	126,954,591	0.06	1.30	to	2.35	33.29	to	34.72
2008	18,181,464	5.8697	to	6.0083	108,453,439	0.02	1.30	to	2.55	(39.72)	to	(38.95)
6XX
2012	68,401,135	11.0351	to	13.4043	905,908,146	2.64	0.65	to	2.55	5.93	to	8.01
2011	71,730,436	10.2172	to	12.4992	888,251,353	1.27	0.65	to	2.55	(1.93)	to	(0.02)
2010	56,794,830	12.3121	to	12.5907	710,247,154	1.32	1.35	to	2.35	0.66	to	8.16
2009	29,850,497	11.4993	to	11.6404	346,182,096	0.04	1.35	to	2.35	16.42	to	17.61
2008	3,332,280	9.8788	to	9.8977	32,962,278	-	1.35	to	2.30	(1.21)	to	(1.02)
SC3
2012	187,171	16.9055	to	21.3719	3,725,321	1.04	1.35	to	2.55	26.70	to	28.27
2011	253,031	13.3426	to	16.7212	3,946,846	6.77	1.35	to	2.55	(9.94)	to	(8.84)
2010	320,946	14.8160	to	18.4073	5,520,469	11.07	1.35	to	2.55	12.34	to	13.73
2009	423,229	13.1880	to	16.2432	6,441,422	3.54	1.35	to	2.55	26.77	to	28.33
2008	536,020	10.4035	to	12.7026	6,378,152	2.15	1.35	to	2.55	(46.15)	to	(45.48)
SRE
2012	7,508,053	11.8471	to	14.4322	105,024,241	0.70	0.65	to	2.55	26.25	to	28.72
2011	9,929,655	9.2038	to	11.2921	108,995,302	6.03	0.65	to	2.55	(10.09)	to	(8.34)
2010	10,929,593	11.3996	to	12.4068	132,272,111	10.38	1.30	to	2.55	2.60	to	13.45
2009	12,079,423	10.1769	to	10.9415	129,349,823	3.06	1.30	to	2.55	26.51	to	28.14
2008	14,063,340	8.0442	to	8.5432	117,968,404	1.95	1.30	to	2.55	(46.31)	to	(45.61)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
8XX
2012	34,834,038	$ 11.2501	to	$ 15.0481	$ 517,571,863	2.34%	0.65%	to	2.30%	9.80%	to	11.66%
2011	37,705,543	10.0750	to	13.5723	506,828,400	1.57	0.65	to	2.30	(6.11)	to	(4.53)
2010	38,504,662	14.0152	to	14.3163	547,564,582	1.34	1.35	to	2.30	1.11	to	12.08
2009	33,055,520	12.6336	to	12.7730	420,654,948	0.03	1.35	to	2.25	23.90	to	25.04
2008	3,096,720	10.2006	to	10.2150	31,612,159	-	1.35	to	2.05	2.01	to	2.15
5XX
2012	21,679,451	11.4363	to	13.2504	283,700,615	0.79	0.65	to	2.35	4.88	to	6.72
2011	21,180,067	10.7163	to	12.5047	262,236,569	2.01	0.65	to	2.30	9.16	to	10.99
2010	13,213,863	11.0947	to	11.3458	148,879,348	0.99	1.35	to	2.35	0.33	to	3.49
2009	6,788,906	10.8299	to	10.9627	74,125,443	1.73	1.35	to	2.35	5.81	to	6.89
2008	260,820	10.2403	to	10.2557	2,673,696	0.63	1.35	to	2.10	2.40	to	2.56
SDC
2012	45,178,189	9.9464	to	10.5758	468,269,992	1.15	1.30	to	2.55	(0.38)	to	0.91
2011	50,037,729	9.9840	to	10.4806	516,137,066	1.18	1.30	to	2.55	(2.03)	to	(0.78)
2010	61,117,799	10.1910	to	10.5627	638,001,577	1.51	1.30	to	2.55	(0.20)	to	1.08
2009	64,647,414	10.2112	to	10.4496	670,446,089	1.95	1.30	to	2.55	1.13	to	2.43
2008	3,609,661	10.0968	to	10.2017	36,702,316	2.00	1.30	to	2.55	0.97	to	2.02
S15
2012	16,475,522	10.0204	to	10.4153	169,107,917	0.92	0.65	to	2.10	(0.15)	to	1.34
2011	17,502,438	9.8879	to	10.3509	178,971,071	0.93	0.65	to	2.10	(1.92)	to	(0.48)
2010	13,481,729	10.2516	to	10.4739	139,938,767	1.22	1.35	to	2.10	0.01	to	0.78
2009	9,776,996	10.2503	to	10.3929	101,017,700	1.78	1.35	to	2.10	1.35	to	2.12
2008	5,738,613	10.1141	to	10.1769	58,238,982	1.67	1.35	to	2.10	1.14	to	1.77
SGC
2012	4,163,118	11.5464	to	12.2773	50,057,208	1.03	1.30	to	2.55	13.40	to	14.86
2011	4,999,791	10.1822	to	10.6890	52,578,640	1.02	1.30	to	2.55	(0.14)	to	1.14
2010	6,122,866	10.1961	to	10.5682	63,936,768	-	1.30	to	2.55	19.02	to	20.54
2009	7,455,297	8.5669	to	8.7673	64,864,952	1.22	1.30	to	2.55	22.48	to	24.05
2008	215,255	7.0092	to	7.0676	1,517,022	2.11	1.30	to	2.30	(29.91)	to	(29.32)
S13
2012	2,464,431	11.6525	to	12.7888	29,350,708	0.82	0.65	to	2.10	13.57	to	15.26
2011	2,669,109	10.2605	to	11.0959	27,863,552	0.85	0.65	to	2.10	0.19	to	1.67
2010	2,387,778	10.2409	to	10.4631	24,767,620	-	1.35	to	2.10	1.52	to	19.98
2009	2,035,236	8.6010	to	8.7209	17,646,515	1.35	1.35	to	2.10	22.75	to	23.69
2008	461,987	7.0070	to	7.0506	3,248,365	1.40	1.35	to	2.10	(29.93)	to	(29.49)
7XX
2012	130,451,076	11.1157	to	14.3300	1,847,638,432	2.34	0.65	to	2.35	7.79	to	9.67
2011	132,031,901	10.1353	to	13.1593	1,721,386,983	1.19	0.65	to	2.35	(4.11)	to	(2.45)
2010	100,466,095	13.2989	to	13.5846	1,355,951,680	0.99	1.35	to	2.30	0.96	to	10.31
2009	43,431,451	12.1726	to	12.3144	532,922,757	0.03	1.35	to	2.30	20.80	to	21.98
2008	3,745,513	10.0806	to	10.0958	37,790,183	-	1.35	to	2.10	0.81	to	0.96

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
2XX
2012	774,792	$ 11.4339	to	$ 14.3234	$ 10,950,659	-%	0.65%	to	2.10%	7.29%	to	8.88%
2011	837,562	10.5009	to	13.2484	10,975,717	0.43	0.65	to	2.10	(8.46)	to	(7.11)
2010	809,572	14.1248	to	14.3637	11,548,624	-	1.35	to	2.10	1.08	to	19.70
2009	525,999	11.8545	to	12.0001	6,287,736	0.46	1.35	to	2.35	27.01	to	28.31
2008	22,414	9.3391	to	9.3523	209,422	0.22	1.35	to	2.05	(6.61)	to	(6.48)
AAW
2012	66,327	10.2694	to	10.3639	684,152	-	1.35	to	2.05	11.70	to	12.51
2011	2,558	9.2014	to	9.2119	23,549	-	1.35	to	1.75	(7.99)	to	(7.88)
VKM
2012	1,086,854	12.0317	to	12.4822	13,335,284	-	1.35	to	2.10	6.20	to	7.02
2011	1,270,344	11.2415	to	11.6637	14,623,674	0.23	1.35	to	2.30	(9.31)	to	(8.43)
2010	1,156,849	12.4665	to	12.7369	14,589,309	-	1.35	to	2.10	0.48	to	30.49
2009	926,271	9.6270	to	9.7612	8,989,304	-	1.35	to	2.10	54.06	to	55.24
2008	99,801	6.2488	to	6.2877	626,133	0.54	1.35	to	2.10	(37.51)	to	(37.12)
OBV
2012	1,556,840	8.0088	to	8.3981	12,783,812	1.20	1.30	to	2.10	9.74	to	10.64
2011	1,674,843	7.2981	to	7.5719	12,476,713	2.09	1.35	to	2.10	(1.72)	to	(0.97)
2010	1,744,434	7.4258	to	7.6460	13,178,352	1.20	1.35	to	2.10	10.31	to	11.16
2009	1,891,259	6.7316	to	6.8786	12,895,821	-	1.35	to	2.10	19.05	to	19.96
2008	626,984	5.6546	to	5.7342	3,574,079	1.96	1.35	to	2.10	(44.81)	to	(44.38)
OCA
2012	1,492,800	11.8246	to	16.2632	22,858,138	0.40	0.65	to	2.55	10.89	to	13.06
2011	1,706,163	10.5815	to	14.4868	23,384,048	0.11	0.65	to	2.55	(3.88)	to	(2.01)
2010	1,870,731	10.9252	to	14.8892	26,312,656	-	1.30	to	2.55	0.50	to	7.73
2009	2,138,568	10.0820	to	13.8285	27,945,879	0.01	1.30	to	2.55	40.48	to	42.28
2008	2,290,263	7.1367	to	9.7242	21,043,470	-	1.30	to	2.55	(47.05)	to	(46.37)
OGG
2012	1,669,066	11.6489	to	16.7986	27,011,227	1.95	0.65	to	2.30	18.16	to	20.16
2011	2,105,725	9.6945	to	14.0727	28,580,499	1.05	0.65	to	2.30	(10.63)	to	(9.12)
2010	2,177,497	14.4679	to	15.5868	32,916,492	1.21	1.30	to	2.30	0.50	to	14.20
2009	2,283,843	12.7984	to	13.6487	30,325,737	1.94	1.30	to	2.30	36.15	to	37.54
2008	2,451,893	9.4003	to	9.9232	23,751,907	1.28	1.30	to	2.30	(41.71)	to	(41.11)
OMG
2012	22,420,942	12.5260	to	16.3438	346,551,891	0.65	1.30	to	2.55	13.62	to	15.09
2011	27,952,286	10.9734	to	14.2086	377,082,799	0.60	1.30	to	2.55	(2.85)	to	(1.61)
2010	34,219,506	11.2437	to	14.4482	470,911,158	0.93	1.30	to	2.55	12.87	to	14.32
2009	40,927,550	9.9155	to	12.6447	494,644,467	1.66	1.30	to	2.55	24.73	to	26.33
2008	48,485,735	7.9130	to	10.0143	465,958,080	1.23	1.30	to	2.55	(40.20)	to	(39.43)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
OMS
2012	385,170	$ 16.2044	to	$ 22.6169	$ 8,255,859	0.32%	1.30%	to	2.30%	14.95%	to	16.13%
2011	448,379	13.7877	to	19.4849	8,319,941	0.42	1.30	to	2.30	(4.62)	to	(3.65)
2010	596,815	14.3827	to	20.2332	11,503,067	0.41	1.30	to	2.30	20.23	to	21.46
2009	678,635	11.9020	to	16.6671	10,851,459	0.65	1.30	to	2.30	33.73	to	35.10
2008	760,213	8.8544	to	12.3428	9,053,263	0.28	1.30	to	2.30	(39.44)	to	(38.81)
AAQ
2012	3,537	10.9583	to	10.9583	38,756	0.47	1.35	to	1.35	8.28	to	8.28
2011	7,060	10.1102	to	10.1202	71,413	-	1.35	to	1.70	1.10	to	1.20
PRA
2012	1,672,848	13.0886	to	14.2893	23,316,562	6.80	1.35	to	2.55	12.00	to	13.39
2011	447,883	11.8723	to	12.6023	5,491,304	6.94	1.35	to	2.30	(0.38)	to	0.58
2010	457,711	11.9181	to	12.5294	5,600,897	7.57	1.35	to	2.30	10.49	to	11.57
2009	380,342	10.7865	to	11.2306	4,188,531	7.02	1.35	to	2.30	18.78	to	19.93
2008	411,581	9.1402	to	9.3641	3,799,922	6.07	1.35	to	2.10	(17.62)	to	(16.98)
AAP
2012	1,970,809	11.2091	to	11.4228	22,244,284	5.61	0.65	to	2.10	12.38	to	14.06
2011	763,861	9.9739	to	10.0150	7,630,325	6.79	0.65	to	2.10	(0.26)	to	0.15
BBD
2012	123,399	9.3588	to	9.5310	1,163,627	2.52	0.65	to	2.05	2.96	to	4.44
2011	62,501	9.0900	to	9.1261	569,007	6.68	0.65	to	2.05	(9.10)	to	(8.74)
PCR
2012	6,600,955	10.0337	to	10.8339	69,673,586	2.78	0.65	to	2.35	2.90	to	4.70
2011	7,266,721	9.7508	to	10.4158	73,969,457	14.31	0.65	to	2.35	(9.73)	to	(8.16)
2010	6,649,829	10.8013	to	11.4155	74,448,884	15.26	1.30	to	2.35	4.75	to	22.91
2009	6,636,017	8.8825	to	9.2879	60,651,115	6.19	1.30	to	2.35	38.20	to	39.69
2008	5,813,511	6.3854	to	6.6490	38,163,263	6.32	1.30	to	2.55	(45.23)	to	(44.52)
PMB
2012	954,608	11.9580	to	30.1155	27,021,992	4.93	0.65	to	2.30	15.18	to	17.13
2011	1,020,777	10.2089	to	25.8937	25,025,685	5.32	0.65	to	2.30	3.89	to	5.64
2010	1,018,985	15.5140	to	24.6843	24,113,288	4.90	1.30	to	2.30	(0.27)	to	10.71
2009	763,094	14.1130	to	22.3073	16,175,720	5.93	1.30	to	2.30	27.59	to	28.89
2008	593,875	11.0277	to	17.3159	9,715,387	6.51	1.30	to	2.15	(16.44)	to	(15.71)
BBE
2012	55,383	11.6001	to	11.7144	647,237	4.86	1.35	to	2.10	15.30	to	16.19
2011	41,476	10.0609	to	10.0824	417,873	0.68	1.35	to	2.10	0.61	to	0.82

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
6TT
2012	90,852,198	$ 10.7422	to	$ 12.2009	$1,098,153,881	3.19%	0.65%	to	2.25%	6.31%	to	8.06%
2011	92,518,029	9.9407	to	11.3711	1,044,595,551	1.81	0.65	to	2.25	(4.00)	to	(2.44)
2010	52,768,623	11.5909	to	11.7375	616,967,109	4.55	1.35	to	2.25	1.27	to	9.84
2009	2,068,926	10.6560	to	10.6863	22,080,454	1.16	1.35	to	2.10	6.56	to	6.86
PRR
2012	5,645,895	14.6029	to	17.9528	97,276,054	1.08	1.30	to	2.35	6.19	to	7.34
2011	6,421,218	13.6738	to	16.7335	103,470,424	2.14	1.30	to	2.35	9.06	to	10.23
2010	8,101,705	12.4675	to	15.1880	118,890,037	1.45	1.30	to	2.35	5.57	to	6.71
2009	8,961,667	11.6153	to	14.2408	123,731,443	3.07	1.30	to	2.35	15.61	to	16.86
2008	9,486,271	10.1007	to	12.1928	112,568,613	3.52	1.30	to	2.55	(9.43)	to	(8.27)
PTR
2012	20,657,880	14.0524	to	16.9837	338,090,727	2.57	1.30	to	2.55	6.79	to	8.17
2011	24,120,523	13.1584	to	15.7088	366,194,416	2.61	1.30	to	2.55	0.98	to	2.27
2010	28,187,212	13.0311	to	15.3681	420,201,410	2.41	1.30	to	2.55	5.36	to	6.71
2009	29,012,388	12.3681	to	14.4089	406,911,559	5.19	1.30	to	2.55	11.16	to	12.59
2008	26,948,277	11.1260	to	12.8042	337,147,301	4.48	1.30	to	2.55	2.12	to	3.44
AAR
2012	687,110	10.2416	to	10.3425	7,077,333	-	1.35	to	2.10	2.17	to	2.95
2011	222,829	10.0243	to	10.0457	2,236,443	-	1.35	to	2.10	0.24	to	0.46
AAS
2012	212,723	12.4677	to	12.6236	2,672,455	1.41	1.35	to	2.30	16.55	to	17.69
2011	24,071	10.7052	to	10.7266	257,899	-	1.35	to	2.05	7.05	to	7.27
3XX
2012	-	-	to	-	-	6.91	1.35	to	2.10	8.59	to	9.37
2011	358,397	9.7487	to	9.9895	3,542,567	2.32	1.35	to	2.10	(18.21)	to	(17.59)
2010	242,013	11.9196	to	12.1212	2,915,660	0.01	1.35	to	2.10	2.33	to	3.11
2009	135,214	11.6483	to	11.7554	1,584,405	4.28	1.35	to	2.10	26.54	to	27.51
2008	7,549	9.2051	to	9.2190	69,521	0.25	1.35	to	2.10	(7.95)	to	(7.81)
SBI
2012	-	-	to	-	-	5.92	0.65	to	2.30	11.03	to	12.79
2011	492,505	8.5574	to	8.7044	4,250,461	0.02	0.65	to	2.25	(14.66)	to	(13.26)
2010	107	10.0305	to	10.0305	1,073	-	1.65	to	-	0.30 to 0.00
SSA
2012	-	-	to	-	-	3.25	0.65	to	2.30	10.93	to	12.69
2011	2,632,636	9.3802	to	10.9384	26,193,175	0.72	0.65	to	2.30	(1.15)	to	0.52
2010	1,555,115	9.4891	to	10.7582	15,434,805	-	1.30	to	2.30	1.39	to	14.94
2009	1,251,695	8.3399	to	9.3596	10,849,906	0.97	1.30	to	2.30	18.07	to	19.28
2008	645,382	7.0636	to	7.8469	4,695,884	0.39	1.30	to	2.30	(38.60)	to	(37.97)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
SVV
2012	-	$ -	to	$ -	$ -	1.24%	0.65%	to	2.30%	8.14%	to	9.86%
2011	25,668,113	8.2963	to	10.3275	219,794,746	0.65	0.65	to	2.30	(6.22)	to	(4.64)
2010	27,094,644	8.8470	to	9.1989	245,751,191	0.24	1.30	to	2.30	1.24	to	11.21
2009	26,677,319	8.0247	to	8.2714	218,376,327	0.18	1.30	to	2.35	25.99	to	27.34
2008	12,154,042	6.3694	to	6.4953	78,407,076	0.77	1.30	to	2.35	(39.39)	to	(38.74)
1XX
2012	-	-	to	-	-	-	0.65	to	2.30	11.71	to	13.48
2011	860,442	11.0483	to	14.1528	12,044,289	-	0.65	to	2.25	(3.42)	to	(1.84)
2010	690,018	14.2309	to	14.5204	9,947,413	-	1.35	to	2.25	1.09	to	24.16
2009	505,244	11.5527	to	11.6946	5,885,588	-	1.35	to	2.35	28.30	to	29.61
2008	46,329	9.0099	to	9.0227	417,717	-	1.35	to	2.05	(9.90)	to	(9.77)
SLC
2012	-	-	to	-	-	1.58	1.30	to	2.55	8.18	to	9.49
2011	32,153,502	8.6350	to	9.0649	286,911,643	0.63	1.30	to	2.55	(8.54)	to	(7.37)
2010	37,839,785	9.4413	to	9.7860	365,984,873	-	1.30	to	2.55	14.20	to	15.66
2009	44,880,071	8.2672	to	8.4607	376,858,237	0.68	1.30	to	2.55	14.84	to	16.31
S12
2012	-	-	to	-	-	1.14	1.35	to	2.10	8.36	to	9.14
2011	1,500,444	8.6961	to	8.9528	13,280,139	0.41	1.35	to	2.10	(8.36)	to	(7.66)
2010	1,310,468	9.4899	to	9.6958	12,595,699	-	1.35	to	2.10	1.96	to	15.36
2009	1,035,946	8.2892	to	8.4047	8,658,196	0.53	1.35	to	2.10	14.94	to	15.82
2008	257,078	7.2115	to	7.2565	1,860,629	1.47	1.35	to	2.10	(27.88)	to	(27.44)
S14
2012	-	-	to	-	-	6.20	0.65	to	2.35	10.57	to	12.38
2011	2,326,972	10.3769	to	12.5235	28,641,325	7.11	0.65	to	2.35	1.58	to	3.35
2010	2,507,888	11.8365	to	12.1976	30,197,858	7.11	1.30	to	2.35	0.56	to	10.96
2009	2,122,320	10.7816	to	10.9924	23,125,087	8.28	1.30	to	2.35	27.37	to	28.74
2008	1,225,378	8.4648	to	8.5386	10,424,727	6.30	1.30	to	2.35	(15.35)	to	(14.61)
4XX
2012	-	-	to	-	-	2.91	0.65	to	2.55	5.28	to	7.21
2011	53,824,196	10.0220	to	12.2353	651,823,271	2.46	0.65	to	2.25	1.03	to	2.68
2010	37,284,808	11.7482	to	12.0005	444,483,583	1.98	1.35	to	2.30	0.47	to	5.83
2009	19,960,844	11.2092	to	11.3398	225,495,970	2.17	1.35	to	2.30	6.13	to	7.16
2008	1,540,689	10.5661	to	10.5820	16,292,247	0.26	1.35	to	2.10	5.66	to	5.82
S16
2012	-	-	to	-	-	0.08	1.35	to	2.35	14.74	to	15.84
2011	3,190,123	10.1503	to	10.5521	33,258,401	-	1.35	to	2.35	(10.19)	to	(9.27)
2010	3,345,323	11.3017	to	11.6302	38,555,488	-	1.35	to	2.35	1.63	to	21.13
2009	4,026,257	9.4258	to	9.6104	38,434,290	0.03	1.30	to	2.35	26.90	to	28.27
2008	3,999,122	7.4152	to	7.4925	29,871,985	0.25	1.30	to	2.55	(25.85)	to	(25.08)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2			lowest to highest3
LGF
2012	-	$ -	to	$ -	$ -	0.32%	1.35%	to	2.10%	9.67%	to	10.46%
2011	663,785	8.1864	to	8.5485	5,569,702	0.07	1.35	to	2.10	(6.79)	to	(6.08)
2010	569,042	8.7830	to	9.1019	5,093,897	0.05	1.35	to	2.10	0.85	to	17.59
2009	455,382	7.5264	to	7.7405	3,477,756	0.23	1.35	to	2.10	34.20	to	35.23
2008	304,806	5.6083	to	5.7240	1,727,419	-	1.35	to	2.10	(45.48)	to	(45.06)
IGB
2012	-	-	to	-	-	2.16	0.65	to	2.55	3.39	to	5.29
2011	13,453,290	10.4456	to	12.6212	166,269,297	3.37	0.65	to	2.35	4.28	to	6.09
2010	10,165,312	11.1662	to	11.9811	119,314,751	3.25	1.30	to	2.35	0.18	to	6.11
2009	5,428,936	10.6366	to	11.2972	60,077,481	4.11	1.30	to	2.35	17.79	to	19.05
2008	2,115,205	9.0304	to	9.4941	19,711,311	5.41	1.30	to	2.35	(14.75)	to	(13.83)
CMM
2012	-	-	to	-	-	-	0.65	to	2.30	(2.16)	to	(0.61)
2011	14,892,335	9.2761	to	10.3511	150,078,153	-	0.65	to	2.30	(2.29)	to	(0.65)
2010	11,093,798	9.4938	to	10.4923	113,075,492	-	1.30	to	2.30	(2.30)	to	(0.07)
2009	10,657,224	9.7534	to	10.6359	110,636,803	0.01	1.30	to	2.10	(2.09)	to	(1.29)
2008	4,996,815	9.9446	to	10.7798	52,722,915	1.26	1.30	to	2.30	(0.55)	to	0.62
WTF
2012	37,543	13.5845	to	14.3593	525,113	0.37	1.35	to	2.05	16.02	to	16.85
2011	56,247	11.7091	to	12.2887	676,190	2.12	1.35	to	2.05	(19.37)	to	(18.79)
2010	62,686	14.3506	to	15.1320	930,311	0.57	1.35	to	2.25	23.72	to	24.86
2009	93,745	11.5992	to	12.1194	1,117,650	-	1.35	to	2.25	62.45	to	63.94
2008	137,209	7.1403	to	7.3924	1,001,434	-	1.35	to	2.25	(50.22)	to	(49.75)
USC
2012	4,820	13.2981	to	13.7272	64,970	0.32	1.65	to	2.05	17.54	to	18.03
2011	4,964	11.3133	to	11.6306	56,842	-	1.65	to	2.05	(5.47)	to	(5.08)
2010	4,696	11.9677	to	12.2534	56,768	-	1.65	to	2.05	20.83	to	21.32
2009	5,209	9.9049	to	10.1001	52,040	-	1.65	to	2.05	39.31	to	39.88
2008	5,569	7.1099	to	7.2205	39,860	-	1.65	to	2.05	(40.93)	to	(40.69)
AAL
2012	2,389,154	10.8060	to	11.1121	26,148,333	1.41	0.65	to	2.30	3.64	to	5.40
2011	1,392,144	10.4297	to	10.5425	14,584,779	1.53	0.65	to	2.25	4.30	to	5.43

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in value of the underlying mutual fund, and expenses assessed through the reduction of units.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statutory-Basis Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2012 and 2011;
		3.	Statutory-Basis Statements of Operations for the Years Ended December 31, 2012, 2011 and 2010;
		4.	Statutory-Basis Statements of Changes in Capital Stock and Surplus for the Years Ended December 31, 2012, 2011 and 2010;
		5.	Statutory-Basis Statements of Cash Flows for the Years Ended December 31, 2012, 2011 and 2010; and
		6.	Notes to Statutory-Basis Financial Statements.

	C.	Financial Statements of the Registrant (Part B)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2012;
		3.	Statement of Operations, Year Ended December 31, 2012;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2012 and December 31, 2011; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)
Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(iii)
Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(b)(iv)
Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009.)

(3)(c)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)	General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(b)	Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(c)	Flexible Payment Combination Fixed/Variable Individual Annuity Contract(Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(d)	Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(e)
Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(f)
Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(g)
Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(h)
Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(i)
Retirement Asset Protector Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(j)
Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(4)(k)
Retirement Income Escalator II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(l)
Income ON Demand II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(m)
Income ON Demand II Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(n)
Income ON Demand II Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(o)
Income ON Demand III Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(4)(p)
Sun Income Riser Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(5)(a)
Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333- 74884, filed on February 14, 2002);

(5)(b)
Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed on February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(d)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(e)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(f)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(g)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(h)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(i)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(k)
Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(l)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(m)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(n)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(o)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(8)(p)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007);

(8)(q)
Participation Agreement, dated August 1, 2011, among Putnam Variable Trust, Putnam Retail Management Limited Partnership, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(r)
Participation Agreement, dated August 1, 2011, among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Equity Series VIT, and PIMCO Investments LLC (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(s)
Participation Agreement, dated May 1, 2011, among Wells Fargo Variable Trust, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(t)
Participation Agreement dated April 24, 2009, by and among  Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and, JPMorgan Funds Management, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(u)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012);

(8)(v)
Participation Agreement, restated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 29, 2013);

(8)(w)
Participation Agreement, restated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 29, 2013);

(8)(x)
Participation Agreement, dated April 29, 2011, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, RiverSource Variable Series Trust, Columbia Management Investment Advisers, LLC, and Columbia Management Investment Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 29, 2013);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use; (Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83362, filed with the Securities and Exchange Commission on August 17, 2012);

(10)(a)	Consents of Deloitte & Touche LLP;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Not Applicable;

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)(a)	Powers of Attorney;*

(14)(b)
Resolution of the Board of Directors of the depositor dated April 11, 2013, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 29, 2013);

(15)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 29, 2013).
* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management and Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary

Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Chief Actuary

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed April 29, 2013.

None of the companies listed in such Exhibit 15 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there were 7,904 qualified and 5,587 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C and D.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Larry R. Madge	Director
	Scott M. Davis	Director
	Ronald H. Friesen	Director
	Kerri R. Ansello	Secretary
	Michael S. Bloom	Assistant Secretary
	Paul Finnegan	Anti-Money Laundering Compliance Officer
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle A. Greco	Senior Counsel
	Jie Cheng	Tax Assistant Vice President
	Maryellen Percuoco	Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of April, 2013.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	April 29, 2013
Westley V. Thompson	(Principal Executive Officer)

/s/ Keith Gubbay*	Senior Vice President and Chief Financial Officer	April 29, 2013
Keith Gubbay	and Treasurer
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	April 29, 2013
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Kenneth N. Crowley	Attorney-in-Fact for:	April 29, 2013
Kenneth N. Crowley	Thomas A. Bogart, Director
Scott M. Davis, Director
Colm J. Freyne, Director
Larry R. Madge, Director
Kenneth A. McCullum, Director

*Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 29, 2013. Powers of attorney are included as Exhibit 14(a).

EXHIBIT INDEX

(10)(a)	Consents of Deloitte & Touche LLP

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(14)(a)	Powers of Attorney